     As filed with the Securities and Exchange Commission on March 30, 1998
                        Registration No. 2-79285/811-3567

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                         POST-EFFECTIVE AMENDMENT NO. 44

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                                AMENDMENT NO. 45


                               THE ARCH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 551-3731

                          W. BRUCE MCCONNEL, III, Esq.
                           Drinker Biddle & Reath LLP
                    1100 Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Jon W. Bilstrom, Esq.
                        Mercantile Bank of St. Louis N.A.
                              One Mercantile Center
                           8th and Washington Streets
                               St. Louis, MO 63101

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)


[X] on March 31, 1998 pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Title of Securities Being Registered. . . . Shares of common stock

                  The purpose of this post-effective amendment is to update financial and certain other information concerning Registrant and its portfolios.


                  The Prospectuses for Trust Shares and Investors A and Investor B Shares and Statement of Additional Information for the Kansas Tax-Exempt Bond Portfolio dated March 31, 1997 are incorporated herein by reference to Registrant's Post-Effective Amendment No. 38, filed on March 31, 1997.

                              CROSS REFERENCE SHEET
                                 (Trust Shares)

                    The ARCH Treasury Money Market Portfolio
                         The ARCH Money Market Portfolio
                   The ARCH Tax-Exempt Money Market Portfolio
                  The ARCH U.S. Government Securities Portfolio
                 The ARCH Intermediate Corporate Bond Portfolio
                          The ARCH Bond Index Portfolio
                 The ARCH Government & Corporate Bond Portfolio
                 The ARCH Short-Intermediate Municipal Portfolio
                   The ARCH Missouri Tax-Exempt Bond Portfolio
                   The ARCH National Municipal Bond Portfolio
                        The ARCH Equity Income Portfolio
                         The ARCH Equity Index Portfolio
                    The ARCH Growth & Income Equity Portfolio
                        The ARCH Growth Equity Portfolio
                       The ARCH Small Cap Equity Portfolio
                    The ARCH Small Cap Equity Index Portfolio
                     The ARCH International Equity Portfolio
                           The ARCH Balanced Portfolio



Form N-1A Part A Item                                   Prospectus Caption
---------------------                                   ------------------

1.       Cover Page.....................................   Cover Page

2.       Synopsis.......................................   Expense Summary
                                                           for Trust Shares

3.       Condensed Financial
           Information..................................   Certain Financial
                                                           Information;
                                                           Financial
                                                           Highlights; Yields
                                                           and Total
                                                           Returns

4.       General Description
           of Registrant................................   Highlights;
                                                           Investment
                                                           Objectives, Policies
                                                           and Risk
                                                           Considerations;
                                                           Other Information
                                                           Concerning the Fund
                                                           and Its Shares


5.       Management of the Fund.........................   Management of the
                                                           Fund

5A.      Management's Discussion of
           Fund Performance.............................   Inapplicable

6.       Capital Stock and
           Other Securities.............................   How to Purchase and
                                                           Redeem Shares;
                                                           Dividends
                                                           and Distributions;
                                                           Taxes; Other
                                                           Information
                                                           Concerning the Fund
                                                           and Its Shares

7.       Purchase of Securities
           Being Offered................................   How to Purchase and
                                                           Redeem Shares

8.       Redemption or Repurchase.......................   How to Purchase and
                                                           Redeem Shares

9.       Pending Legal Proceedings......................   Inapplicable

Trust Shares



THE ARCH FUND(R), INC.
Prospectus

March 31, 1998



Money Market Portfolios
     Treasury Money Market Portfolio
     Money Market Portfolio
     Tax-Exempt Money Market Portfolio


Taxable Board Portfolios
     U.S. Government Securities Portfolio
     Intermediate Corporate Bond Portfolio
     Bond Index Portfolio
     Government & Corporate Bond Portfolio


Tax-Exempt Bond Portfolios
     Short-Intermediate Municipal Portfolio
     Missouri Tax-Exempt Bond Portfolio
     National Municipal Bond Portfolio


Stock Portfolios
     Equity Income Portfolio
     Equity Index Portfolio
     Growth & Income Equity Portfolio

     Growth Equity Portfolio

     Small Cap Equity Portfolio

     Small Cap Equity Index Portfolio

     International Equity Portfolio
     Balanced Portfolio




                                                        ARCH MUTUAL FUNDS [LOGO]
                                                                  The ARCH Funds

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Highlights..................................................    3
Certain Financial Information...............................    6
Expense Summary for Trust Shares............................    7
Financial Highlights........................................   11
Investment Objectives, Policies and Risk Considerations.....   29
Pricing of Shares...........................................   57
  The Money Market Portfolios...............................   57
  The Equity and Bond Portfolios............................   57
How to Purchase and Redeem Shares...........................   58
  Purchase of Shares........................................   58
  Purchase of Shares -- The Money Market Portfolios.........   58
  Purchase of Shares -- The Equity and Bond Portfolios......   58
  Exchanges.................................................   59
  Redemption of Shares......................................   59
  Other Purchase, Exchange and Redemption Information.......   60
Yields and Total Returns....................................   60
Dividends and Distributions.................................   62
Taxes.......................................................   63
Management of the Fund......................................   66
Other Information Concerning the Fund and its Shares........   70

                             THE ARCH FUND(R), INC.

                                  TRUST SHARES

     The ARCH Fund, Inc. is an open-end, management investment company that currently offers Shares in eighteen investment portfolios. This Prospectus describes the Trust Shares in each of those portfolios. Trust Shares are offered to financial institutions acting on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account-level asset-based management fees.

     The ARCH Fund, Inc. consists of the following portfolios:

MONEY MARKET PORTFOLIOS                         TAXABLE BOND PORTFOLIOS
     Treasury Money Market Portfolio            U.S. Government Securities Portfolio
     Money Market Portfolio                     Intermediate Corporate Bond Portfolio
     Tax-Exempt Money Market Portfolio          Bond Index Portfolio
                                                Government & Corporate Bond Portfolio

STOCK PORTFOLIOS                                TAX-EXEMPT BOND PORTFOLIOS
     Equity Income Portfolio                    Short-Intermediate Municipal Portfolio
     Equity Index Portfolio                     Missouri Tax-Exempt Bond Portfolio
     Growth & Income Equity Portfolio           National Municipal Bond Portfolio
     Growth Equity Portfolio
     Small Cap Equity Portfolio
     Small Cap Equity Index Portfolio
     International Equity Portfolio
     Balanced Portfolio

     This Prospectus sets forth concisely certain information about the Portfolios that prospective investors should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Portfolios, contained in a Statement of Additional Information dated March 31, 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. An investor may obtain the Statement of Additional Information without charge by writing the Fund at P.O. Box 78069, St. Louis, Missouri 63178 or by calling 1-800-452-4015.

     AN INVESTMENT IN THE TREASURY MONEY MARKET PORTFOLIO, MONEY MARKET PORTFOLIO OR TAX-EXEMPT MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT ANY OF THESE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 MARCH 31, 1998

     Mississippi Valley Advisors Inc. ("MVA" or the "Adviser"), an indirect wholly-owned subsidiary of Mercantile Bancorporation Inc. ("Mercantile"), acts as investment adviser for the Portfolios. Mercantile Bank National Association ("Mercantile Bank"), an affiliate of the Adviser, serves as custodian; BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator; and BISYS Fund Services (the "Distributor") serves as sponsor and distributor. In addition, Clay Finlay Inc. ("Clay Finlay" or the "Sub-Adviser") serves as sub-adviser for the International Equity Portfolio.

     Portfolio Shares are not bank deposits, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency, and are not the obligations of or guaranteed or otherwise supported by any bank. An investment in the Portfolios involves investment risk, including the possible loss of principal.

                                   HIGHLIGHTS

     The ARCH Fund, Inc. (the "Fund") is an open-end, management investment company (commonly known as a mutual fund) registered under the Investment Company Act of 1940, as amended. The Fund offers investment opportunities in eighteen investment portfolios: the ARCH TREASURY MONEY MARKET, MONEY MARKETand TAX-EXEMPT MONEY MARKET PORTFOLIOS (the "Money Market Portfolios") and the ARCH U.S. GOVERNMENT SECURITIES, INTERMEDIATE CORPORATE BOND, BOND INDEX, GOVERNMENT & CORPORATE BOND, SHORT-INTERMEDIATE MUNICIPAL, MISSOURI TAX-EXEMPT BOND, NATIONAL MUNICIPAL BOND, EQUITY INCOME, EQUITY INDEX, GROWTH & INCOME EQUITY, GROWTH EQUITY, SMALL CAP EQUITY, SMALL CAP EQUITY INDEX, INTERNATIONAL EQUITY and BALANCED PORTFOLIOS(the "Equity and Bond Portfolios" and, together with the Money Market Portfolios, the "Portfolios"). Each Portfolio represents a separate pool of assets with different investment objectives and policies (as described below under "Investment Objectives, Policies and Risk Considerations"). MVA serves as adviser, Mercantile Bank as custodian, BISYS Fund Services Ohio, Inc. as administrator and BISYS Fund Services as sponsor and distributor. In addition, Clay Finlay serves as sub-adviser for the International Equity Portfolio. For information on expenses, fee waivers, and services, see "Certain Financial Information," "Financial Highlights" and "Management of the Fund."

     The following information generally describes the Portfolios and their investment objectives. There can be no assurance that the Portfolios will be able to achieve their respective investment objectives.

     THE ARCH TREASURY MONEY MARKET PORTFOLIO'S investment objective is to seek a high level of current income exempt from state income tax consistent with liquidity and security of principal.

     THE ARCH MONEY MARKET PORTFOLIO'S investment objective is to seek current income with liquidity and stability of principal.

     THE ARCH TAX-EXEMPT MONEY MARKET PORTFOLIO'S investment objective is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

     The Money Market Portfolios each seek to maintain a net asset value of $1.00 per Share. Each Money Market Portfolio's assets are invested in dollar-denominated debt securities with remaining maturities of 397 days (13 months) or less as defined by the Securities and Exchange Commission, and each Money Market Portfolio's dollar-weighted average portfolio maturity will not exceed 90 days. All securities acquired by the Money Market Portfolios will be determined by MVA, under guidelines approved by the Fund's Board of Directors, to present minimal credit risks and to be rated in the highest category (or deemed comparable in quality) at the time of purchase. There can be no assurance that the Money Market Portfolios will be able to achieve a stable net asset value on a continuous basis.


     THE ARCH U.S. GOVERNMENT SECURITIES PORTFOLIO'S investment objective is to seek a high rate of current income that is consistent with relative stability of principal. The Portfolio is designed for investors who seek higher current income than is typically offered by money market funds and who are willing to accept a variable Share value to achieve that objective.



     THE ARCH INTERMEDIATE CORPORATE BOND PORTFOLIO'S investment objective is to seek as high a level of current income as is consistent with preservation of capital. The Portfolio is designed for investors who seek higher current income than is typically offered by money market funds with less principal volatility than is normally associated with a long-term bond fund.


     THE ARCH BOND INDEX PORTFOLIO'S investment objective is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. Government, mortgage-backed, asset-backed and corporate debt securities, as represented by the Lehman Brothers Aggregate Bond Index. The Portfolio is designed for investors who are willing to accept the risks associated with an investment in fixed income securities, and who seek investment results that, before deduction of operating expenses, approximate the price and yield performance of selected debt securities, as represented by the Lehman Brothers Aggregate Bond Index.

     THE ARCH GOVERNMENT & CORPORATE BOND PORTFOLIO'S investment objective is to seek the highest level of current income consistent with conservation of capital. The Portfolio is designed for investors who seek higher current income than is typically offered by money market funds and who are willing to accept a variable Share value to achieve that objective.



     THE ARCH SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO'S investment objective is to seek as high a level of current income, exempt from regular federal income tax, as is consistent with preservation of capital. The Portfolio is designed for investors who seek a yield that is higher than a municipal money market fund with less principal volatility than is normally associated with a long-term municipal bond fund.


     THE ARCH MISSOURI TAX-EXEMPT BOND PORTFOLIO'S investment objective is to seek as high a level of interest income exempt from federal income tax as is consistent with conservation of capital. Under normal market conditions, substantially all of the Portfolio's assets are expected to be invested in municipal obligations that are also exempt from Missouri state income tax. The Portfolio is designed for investors who seek a higher rate of return than that typically offered by tax-exempt money market funds and who are willing to accept a variable Share value to achieve that objective.


     THE ARCH NATIONAL MUNICIPAL BOND PORTFOLIO'S investment objective is to seek as high a level of current income exempt from regular federal income tax as is consistent with conservation of capital. The Portfolio is designed for investors who seek current income that is exempt from regular federal income tax and relative stability of principal.


     THE ARCH EQUITY INCOME PORTFOLIO'S investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation. The Portfolio is designed for investors who seek an above-average level of income consistent with long-term capital appreciation, and who are prepared to accept the risks associated with an investment in equity securities.

     THE ARCH EQUITY INDEX PORTFOLIO'S investment objective is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Portfolio is designed for investors who are willing to accept the risks associated with an investment in equity securities, and who seek investment results that, before deduction of operating expenses, approximate the price and yield performance of selected large capitalization common stocks, as represented by the Standard & Poor's 500 Composite Stock Price Index.

     THE ARCH GROWTH & INCOME EQUITY PORTFOLIO'S investment objective is to provide long-term capital growth, with income a secondary consideration. The Portfolio is designed for investors who seek capital growth, and who are willing to accept the risks associated with equity securities.

     THE ARCH GROWTH EQUITY PORTFOLIO'S investment objective is capital appreciation.

     THE ARCH SMALL CAP EQUITY PORTFOLIO'S investment objective is capital appreciation. Current income is an incidental consideration in the selection of portfolio securities. The Portfolio is designed for investors who seek capital growth, and who are willing to accept the risks associated with equity securities.


     THE ARCH SMALL CAP EQUITY INDEX PORTFOLIO'S investment objective is to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. common stocks with smaller stock market capitalizations, as represented by the Standard & Poor's SmallCap 600 Stock Price Index. The Portfolio is designed for investors who are willing to accept the risks associated with an investment in small capitalization equity securities, and who seek investment results that, before deduction for operating expenses, approximate the price and yield performance of selected small capitalization common stocks, as represented by the Standard & Poor's SmallCap 600 Stock Price Index.


     THE ARCH INTERNATIONAL EQUITY PORTFOLIO'S investment objective is to provide capital growth consistent with reasonable investment risk by investing primarily in foreign equity securities, most of which will be denominated in foreign currencies. The Portfolio is designed for investors who seek capital growth, wish to diversify their investments beyond the United States, and are prepared to accept the risks entailed in such investments. These risks may be greater than those associated with investments in the equity securities of companies located in the United States.

     THE ARCH BALANCED PORTFOLIO'S investment objective is to maximize total return through a combination of growth of capital and current income consistent with the preservation of capital. The Portfolio is designed for investors who seek capital growth, and who are prepared to accept the risks associated with equity securities.

     The Tax-Exempt Money Market, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios seek to provide income exempt from federal tax. In addition, the Missouri Tax-Exempt Bond Portfolio seeks to provide income that is also exempt from Missouri income tax.

     Investors should note that one or more of the Portfolios may, subject to their investment policies and limitations, purchase variable and floating rate instruments, enter into repurchase agreements and reverse repurchase agreements, make securities loans, invest in options, futures and index-based depository receipts, and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. For example, the absence of a secondary market for a particular variable or floating rate instrument could make it difficult for a Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. Default by a counterparty to a repurchase agreement or securities lending transaction could expose a Portfolio to loss because of adverse market action or possible delay in disposing of the underlying collateral. Reverse repurchase agreements are subject to the risk that the market value of the securities sold by a Portfolio will decline below the repurchase price which the Portfolio is obligated to pay. Purchasing options is a specialized investment technique which entails a substantial risk of loss of amounts paid as premiums to option writers. Investments in futures and related options are subject to the ability of the Adviser to correctly predict movements in the direction of the market and there is no assurance that a liquid market will exist for a particular futures contract at any particular time.

     The Equity and Bond Portfolios, other than the Bond Index, Equity Index and Small Cap Equity Index Portfolios, may engage in short-term trading, which may also involve greater risk and increase such Portfolios' expenses. The International Equity Portfolio will invest principally in foreign equity securities, most of which will be denominated in foreign currencies. The Growth Equity Portfolio may invest to a limited extent in foreign equity securities. The other Portfolios do not invest in instruments denominated in foreign currencies (except that the Growth & Income Equity, Small Cap Equity, and Balanced Portfolios may invest in certain Canadian securities and the Intermediate Corporate Bond Portfolio may invest in debt securities issued by foreign corporations and governments). Foreign securities entail certain inherent risks, such as future political and economic developments and the adoption of foreign government restrictions, that might adversely affect payment of dividends or principal and interest.

     The Tax-Exempt Money Market, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios may, under certain conditions, make limited investments in securities the income from which may be subject to federal income tax. See "Investment Objectives, Policies and Risk Considerations" below and the Statement of Additional Information under "Investment Objectives and Policies."

     The Fund offers investors the opportunity to invest in a variety of professionally managed investments without having to become involved with detailed management, accounting and safekeeping procedures normally related to direct investments in securities. The Portfolios also offer the economic advantages of block trading in securities and the availability of a family of eighteen mutual funds should an investor's investment goals change.

     For information on purchasing, exchanging or redeeming Trust Shares of the Portfolios, please see "How to Purchase and Redeem Shares" below.

                         CERTAIN FINANCIAL INFORMATION


     Shares of the Money Market Portfolio have been classified into five classes of Shares -- Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares. Shares of the U.S. Government Securities, Government & Corporate Bond, Equity Income, Growth & Income Equity, Growth Equity, Small Cap Equity, International Equity and Balanced Portfolios have been classified into four classes of Shares -- Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares. Shares of the Treasury Money Market Portfolio have been classified into four classes of Shares -- Trust Shares, Institutional Shares, S Shares and Investor A Shares. Shares of the Intermediate Corporate Bond, Bond Index, Equity Index and Small Cap Equity Index Portfolios have been classified into three classes of Shares -- Trust Shares, Institutional Shares and Investor A Shares. Shares of the Tax-Exempt Money Market Portfolio have been classified into three classes of Shares -- Trust Shares, S Shares and Investor A Shares. Shares of the Missouri Tax-Exempt Bond and National Municipal Bond Portfolios have been classified into three classes of Shares -- Trust Shares, Investor A Shares and Investor B Shares. Shares of the Short-Intermediate Municipal Portfolio have been classified into two classes of Shares -- Trust Shares and Investor A Shares. Shares of each class in a Portfolio represent equal, pro rata interests in the investments held by that Portfolio and are identical in all respects, except that Shares of each class bear separate distribution and/or shareholder administrative servicing fees and certain other operating expenses, and enjoy certain exclusive voting rights on matters relating to these fees. See "Other Information Concerning the Fund and Its Shares," "Management of the
Fund -- Administrative Services Plan," and "Management of the Fund -- Custodian, Sub-Custodian and Transfer Agent" below. As a result of payments for distribution and/or shareholder administrative servicing fees and certain other operating expenses that may be made in differing amounts, the net investment income of Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares in a Portfolio can be expected, at any given time, to be different. As of the date of this Prospectus, the Fund has not commenced its offering of S Shares.


     The Tax-Exempt Money Market Portfolio and Missouri Tax-Exempt Bond Portfolio commenced operations on July 10, 1986 and July 15, 1988, respectively, as separate investment portfolios (the "Predecessor Tax-Exempt Money Market Portfolio" and "Predecessor Missouri Tax-Exempt Bond Portfolio", respectively) of The ARCH Tax-Exempt Trust (the "Trust"), which was organized as a Massachusetts business trust. On October 2, 1995, the Predecessor Tax-Exempt Money Market Portfolio and the Predecessor Missouri Tax-Exempt Bond Portfolio were reorganized as new portfolios of the Fund. Prior to the reorganization, these Predecessor Portfolios offered and sold shares of beneficial interest that were similar to the Fund's Trust Shares, Investor A Shares and Investor B Shares.


     The Growth Equity Portfolio commenced operations on January 4, 1993 as the Arrow Equity Portfolio, a separate investment portfolio (the "Predecessor Growth Equity Portfolio") of Arrow Funds, which was organized as a Massachusetts business trust. On November 21, 1997, the Predecessor Growth Equity Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Growth Equity Portfolio offered and sold shares of beneficial interest that were similar to the Fund's Investor A Shares.

                        EXPENSE SUMMARY FOR TRUST SHARES


                                                       TREASURY                TAX-EXEMPT      U.S.      INTERMEDIATE
                                                         MONEY       MONEY       MONEY      GOVERNMENT    CORPORATE       BOND
                                                        MARKET      MARKET       MARKET     SECURITIES       BOND         INDEX
                                                       PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                       ---------   ---------   ----------   ----------   ------------   ---------
    ANNUAL PORTFOLIO OPERATING EXPENSES
      (as a percentage of average net assets)
      Investment Advisory Fees (net of fee
        waivers)(1)..................................     .35%        .35%        .35%         .45%          .55%          .30%
      12b-1 Fees.....................................     .00%        .00%        .00%         .00%          .00%          .00%
      Other Expenses (including administration fees,
        administrative services fees and other
        expenses) (net of fee waivers and expense
        reimbursements)(2,3).........................     .26%        .29%        .22%         .22%          .28%          .22%
                                                          ---         ---         ---          ---           ---           ---
      Total Portfolio Operating Expenses (net of fee
        waivers and expense reimbursements)(3).......     .61%        .64%        .57%         .67%          .83%          .52%
                                                          ===         ===         ===          ===           ===           ===


------------


   (1) Without fee waivers, Investment Advisory Fees would be .40%, .40% and .40% for the Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios, respectively.



   (2) Without fee waivers, administration fees would be .10% for the Tax-Exempt Money Market Portfolio and .20% for each other Portfolio. Administrative services fees are payable at an annual rate not to exceed .25% for the Money Market Portfolios and .30% for the Equity and Bond Portfolios.


   (3) Without fee waivers and/or expense reimbursements, Other Expenses would be .53%, .52%, .42%, .62%, .68% and .62% and Total Portfolio Operating Expenses would be .93%, .92%, .82%, 1.07%, 1.23% and .92% for the
       Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond and Bond Index Portfolios, respectively.

                                     GOVERNMENT
                                         &            SHORT-        MISSOURI      NATIONAL
                                     CORPORATE     INTERMEDIATE    TAX-EXEMPT    MUNICIPAL     EQUITY       EQUITY
                                        BOND        MUNICIPAL         BOND         BOND        INCOME        INDEX
                                     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                     ----------    ------------    ----------    ---------    ---------    ---------
    ANNUAL PORTFOLIO OPERATING
      EXPENSES
    (as a percentage of average net
      assets)
      Investment Advisory Fees.....     .45%           .55%           .45%          .55%         .75%          30%
      12b-1 Fees...................     .00%           .00%           .00%          .00%         .00%         .00%
      Other Expenses (including
        administration fees,
        administrative services
        fees and other expenses)
        (net of fee waivers and
        expense
        reimbursements)(1,2).......     .21%           .38%           .21%          .21%         .22%         .37%
                                        ---            ---            ---           ---         ----          ---
      Total Portfolio Operating
        Expenses (net of fee
        waivers and expense
        reimbursements)(2).........     .66%           .93%           .66%          .76%         .97%         .67%
                                        ===            ===            ===           ===         ====          ===


------------


   (1) Without fee waivers, administration fees would be .20% for each Portfolio. Administrative services fees are payable at an annual rate not to exceed .30% for the Equity and Bond Portfolios.


   (2) Without fee waivers and/or expense reimbursements, Other Expenses would be .31%, .78%, .61%, .61%, .62%, and .77% and Total Portfolio Operating Expenses would be 1.06%, 1.33%, 1.06%, 1.16%, 1.37%, and 1.07% for the
       Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income and Equity Index Portfolios, respectively.

                                            GROWTH                                  SMALL
                                               &                       SMALL         CAP
                                            INCOME       GROWTH         CAP        EQUITY      INTERNATIONAL
                                            EQUITY       EQUITY       EQUITY        INDEX         EQUITY          BALANCED
                                           PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO        PORTFOLIO
                                           ---------    ---------    ---------    ---------    -------------      ---------
    ANNUAL PORTFOLIO OPERATING EXPENSES
    (as a percentage of average net
      assets)
      Investment Advisory Fees,
        (net of waivers)(1)............       .55%         .75%         .75%         .00%          1.00%             .75%
      12b-1 Fees.......................       .00%         .00%         .00%         .00%           .00%             .00%
      Other Expenses (including
        administration fees,
        administrative services fees
        and other expenses) (net of fee
        waivers and expense
        reimbursements)(2,3)...........       .19%         .23%         .20%         .37%           .28%             .22%
                                             ----         ----         ----         ----           ----             ----
      Total Portfolio Operating
        Expenses (net of fee waivers
        and expense
        reimbursements)(3).............       .74%         .98%         .95%         .37%          1.28%             .97%
                                             ====         ====         ====         ====           ====             ====


------------


   (1) Without fee waivers, Investment Advisory fees would be .40% for the Small Cap Equity Index Portfolio.


   (2) Without fee waivers, administration fees would be .20% for each Portfolio. Administrative services fees are payable at an annual rate not to exceed .30% for the Equity and Bond Portfolios.


   (3) Without fee waivers and/or expense reimbursements, Other Expenses would be .59%, .63%, .60%, .80%, .75%, and .62% and Total Portfolio Operating Expenses would be 1.14%, 1.38%, 1.35%, 1.20%, 1.75%, and 1.37% for the
       Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios.

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
EXAMPLE                                                      ------   -------   -------   --------
You would pay the following expenses on a $1,000
  investment, assuming (1) a 5% annual return and (2)
  redemption at the end of each period:

  Treasury Money Market Portfolio..........................   $ 6       $20       $34       $ 76
  Money Market Portfolio...................................   $ 7       $20       $36       $ 80
  Tax-Exempt Money Market Portfolio........................   $ 6       $18       $32       $ 71
  U.S. Government Securities Portfolio.....................   $ 7       $21       $37       $ 83
  Intermediate Corporate Bond Portfolio....................   $ 8       $26       $46       $102
  Bond Index Portfolio.....................................   $ 5       $17       $29       $ 65
  Government & Corporate Bond Portfolio....................   $ 7       $21       $37       $ 82
  Short-Intermediate Municipal Portfolio...................   $ 9       $30       $51       $114
  Missouri Tax-Exempt Bond Portfolio.......................   $ 7       $21       $37       $ 82
  National Municipal Bond Portfolio........................   $ 8       $24       $42       $ 94
  Equity Income Portfolio..................................   $10       $31       $54       $119
  Equity Index Portfolio...................................   $ 7       $21       $37       $ 83
  Growth & Income Equity Portfolio.........................   $ 8       $24       $41       $ 92
  Growth Equity Portfolio..................................   $10       $31       $54       $120
  Small Cap Equity Portfolio...............................   $10       $30       $53       $117
  Small Cap Equity Index Portfolio.........................   $ 4       $12       N/A        N/A
  International Equity Portfolio...........................   $13       $41       $70       $155
  Balanced Portfolio.......................................   $10       $31       $54       $119



     THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of all of the Portfolios is contained in the Fund's Annual Report to Shareholders dated November 30, 1997 which may be obtained without charge by contacting the Fund at the address or telephone number provided on page 1 of this Prospectus.



     The purpose of the foregoing tables is to assist in understanding the various costs and expenses that an investor in a Portfolio's Trust Shares will bear directly or indirectly. The information contained in such tables with respect to the Treasury Money Market, Money Market, U.S. Government Securities, Missouri Tax-Exempt Bond, Growth & Income Equity, Small Cap Equity and Balanced Portfolios is based on expenses incurred by each of these Portfolios during the last fiscal year with respect to its Trust Shares. Such information with respect to the Tax-Exempt Money Market, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, National Municipal Bond, Equity Income, Equity Index Growth Equity and International Equity Portfolios is based on expenses incurred by each of these Portfolios during the last fiscal year, restated to reflect the expenses that each such Portfolio expects to incur during the current fiscal year with respect to its Trust Shares. Such information with respect to the Small Cap Equity Index Portfolio is based on the expenses that such Portfolio expects to incur during the current fiscal year with respect to its Trust Shares. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information.) The Tables and Examples have not been audited by the Fund's independent auditors and do not reflect any charges that may be imposed by financial institutions on their customers.

                              FINANCIAL HIGHLIGHTS


     The Financial Highlights in the following tables supplement the Fund's financial statements, which are contained in the Fund's Annual Report to Shareholders dated November 30, 1997 and incorporated by reference into the Statement of Additional Information. The Financial Highlights set forth certain historic results for Trust Shares of each Portfolio other than the Small Cap Equity Index Portfolio, which had not commenced investment operations as of November 30, 1997. The data for the years ended November 30, 1989 through 1997, and with respect to the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolios (and their Predecessor Portfolios), for the years ended November 30, 1997 and 1996, the six-month period ended November 30, 1995 and each of the years or periods ended May 31, 1990 through 1995, has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report insofar as it relates to each of the years or periods in the five-year period ended November 30, 1997 (the years ended November 30, 1997 and 1996, the six-month period ended November 30, 1995 and each of the years or periods in the three-year period ended May 31, 1995 with respect to the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolios (and their Predecessor Portfolios)) on the financial statements containing such information is incorporated by reference into the Statement of Additional Information. The data for the year ended November 30, 1988 and with respect to the Predecessor Tax-Exempt Money Market and Predecessor Missouri Tax-Exempt Bond Portfolios, for the years ended May 31, 1989 and 1988 were derived from financial statements audited by the Fund's and the Trust's prior auditors. Further information about the performance of the Portfolios is available in the Fund's Annual Report. Both the Statement of Additional Information and the Annual Report may be obtained free of charge by contacting the Fund at the address or telephone number provided on page 1 of this Prospectus.

                        TREASURY MONEY MARKET PORTFOLIO
              (For a Share(b) outstanding throughout each period)


                                                      YEAR ENDED NOVEMBER 30,                            DECEMBER 2, 1991
                              ------------------------------------------------------------------------   TO NOVEMBER 30,
                                  1997           1996           1995           1994           1993         1992(a),(b)
                              ------------   ------------   ------------   ------------   ------------   ----------------
                              TRUST SHARES   TRUST SHARES   TRUST SHARES   TRUST SHARES   TRUST SHARES     TRUST SHARES
                              ------------   ------------   ------------   ------------   ------------   ----------------
Net Asset Value, Beginning
  of Period.................    $   1.00       $   1.00       $   1.00       $   1.00       $   1.00         $   1.00
                                --------       --------       --------       --------       --------         --------
Investment Activities
  Net investment income.....       0.046          0.045          0.050          0.033          0.026            0.034
                                --------       --------       --------       --------       --------         --------
  Total from Investment
    Activities..............       0.046          0.045          0.050          0.033          0.026            0.034
                                --------       --------       --------       --------       --------         --------
Distributions
  Net investment income.....      (0.046)        (0.045)        (0.050)        (0.033)        (0.026)          (0.034)
                                --------       --------       --------       --------       --------         --------
  Total Distributions.......      (0.046)        (0.045)        (0.050)        (0.033)        (0.026)          (0.034)
                                --------       --------       --------       --------       --------         --------
Net Asset Value, End of
  Period....................    $   1.00       $   1.00       $   1.00       $   1.00       $   1.00         $   1.00
                                ========       ========       ========       ========       ========         ========
  Total Return..............        4.70%          4.64%          5.12%          3.38%          2.67%            3.16%(c)
Ratios/Supplemental Data:
  Net Assets at end of
    period (000)............    $283,653       $131,322       $252,780       $242,099       $256,503         $229,288
  Ratio of expenses to
    average net assets
    (including waivers).....        0.61%          0.61%          0.60%          0.49%          0.41%            0.28%(d)
  Ratio of net investment
    income to average net
    assets (including
    waivers)................        4.60%          4.55%          5.01%          3.26%          2.64%            3.35%(d)
  Ratio of expenses to
    average net assets
    (before waivers)*.......        0.92%          0.76%          0.75%          0.94%          0.85%            0.72%(d)
  Ratio of net investment
    income to average net
    assets (before
    waivers)*...............        4.28%          4.40%          4.86%          2.82%          2.21%            2.91%(d)


------------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.
(b) On December 2, 1991, the Portfolio issued a series of Shares which were designated as "Trust" Shares. In addition, on April 20, 1992, the Portfolio issued a second series of Shares which were designated as "Investor" Shares. On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares.
(c) Not Annualized.
(d) Annualized.

                             MONEY MARKET PORTFOLIO
              (For a Share(a) outstanding throughout each period)

                                                                               YEAR ENDED NOVEMBER 30,
                                                    -----------------------------------------------------------------------------
                                                       1997        1996       1995       1994       1993       1992      1991(a)
                                                    ----------   --------   --------   --------   --------   --------   ---------
                                                      TRUST       TRUST      TRUST      TRUST      TRUST      TRUST       TRUST
                                                      SHARES      SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                                                    ----------   --------   --------   --------   --------   --------   --------
    Net Asset Value, Beginning of Period..........  $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                    ----------   --------   --------   --------   --------   --------   --------
    Investment Activities
      Net investment income.......................       0.050      0.049      0.054      0.035      0.026      0.034      0.058
                                                    ----------   --------   --------   --------   --------   --------   --------
      Total from Investment Activities............       0.050      0.049      0.054      0.035      0.026      0.034      0.058
                                                    ----------   --------   --------   --------   --------   --------   --------
    Distributions
      Net investment income.......................      (0.050)    (0.049)    (0.054)    (0.035)    (0.026)    (0.034)    (0.058)
                                                    ----------   --------   --------   --------   --------   --------   --------
      Total Distributions.........................      (0.050)    (0.049)    (0.054)    (0.035)    (0.026)    (0.034)    (0.058)
                                                    ----------   --------   --------   --------   --------   --------   --------
    Net Asset Value, End of Period................  $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                    ==========   ========   ========   ========   ========   ========   ========
    Total Return..................................        5.06%      4.99%      5.52%      3.55%      2.72%      3.44%      5.95%
    Ratios/Supplemental Data:
    Net Assets at end of period (000).............  $1,042,151   $717,265   $698,131   $544,952   $621,717   $574,941   $700,474
    Ratio of expenses to average net assets
      (including waivers).........................        0.64%      0.61%      0.59%      0.61%      0.59%      0.57%      0.59%
    Ratio of net investment income to average net
      assets (including waivers)..................        4.96%      4.88%      5.38%      3.45%      2.70%      3.44%      5.81%
    Ratio of expenses to average net assets
      (before waivers)*...........................        0.92%      0.76%      0.74%      0.93%      0.80%      0.71%      0.67%
    Ratio of net investment income to average net
      assets (before waivers)*....................        4.68%      4.73%      5.23%      3.13%      2.49%      3.30%      5.73%

                                                       YEAR ENDED NOVEMBER 30,
                                                    ------------------------------
                                                      1990       1989       1988
                                                    --------   --------   --------

    Net Asset Value, Beginning of Period..........  $   1.00   $   1.00   $   1.00
                                                    --------   --------   --------
    Investment Activities
      Net investment income.......................     0.078      0.088      0.071
                                                    --------   --------   --------
      Total from Investment Activities............     0.078      0.088      0.071
                                                    --------   --------   --------
    Distributions
      Net investment income.......................    (0.078)    (0.088)    (0.071)
                                                    --------   --------   --------
      Total Distributions.........................    (0.078)    (0.088)    (0.071)
                                                    --------   --------   --------
    Net Asset Value, End of Period................  $   1.00   $   1.00   $   1.00
                                                    ========   ========   ========
    Total Return..................................      8.08%      9.21%      7.33%(b)
    Ratios/Supplemental Data:
    Net Assets at end of period (000).............  $896,903   $661,145   $289,764
    Ratio of expenses to average net assets
      (including waivers).........................      0.55%      0.45%      0.45%
    Ratio of net investment income to average net
      assets (including waivers)..................      7.77%      8.82%      7.12%
    Ratio of expenses to average net assets
      (before waivers)*...........................      0.60%      0.60%      0.58%
    Ratio of net investment income to average net
      assets (before waivers)*....................      7.72%      8.67%      6.99%

------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (a) As of December 1, 1990, the Portfolio designated existing Shares as "Investor" Shares. In addition, on December 1, 1990, the Portfolio issued a second series of Shares which were designated as "Trust" Shares. The financial highlights presented for periods prior to December 1, 1990 are the financial highlights applicable to Investor Shares. On September 27, 1994 the Portfolio redesignated the Investor Shares as "Investor A" Shares.
   (b)  Unaudited.

                      TAX-EXEMPT MONEY MARKET PORTFOLIO(a)
              (For a Share(b) outstanding throughout each period)

                                           YEAR           YEAR        SIX MONTHS
                                          ENDED          ENDED          ENDED                  YEAR ENDED MAY 31,
                                       NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   ----------------------------------------
                                           1997           1996          1995(e)      1995       1994       1993       1992
                                       ------------   ------------   ------------   -------   --------   --------   --------
                                          TRUST          TRUST          TRUST        TRUST     TRUST      TRUST      TRUST
                                          SHARES         SHARES         SHARES      SHARES     SHARES     SHARES     SHARES
                                         --------       -------        -------      -------   --------   --------   --------
    Net Asset Value, Beginning of
      Period..........................   $   1.00       $  1.00        $  1.00      $  1.00   $   1.00   $   1.00   $   1.00
                                         --------       -------        -------      -------   --------   --------   --------
    Investment Activities
      Net investment income...........      0.030         0.030          0.016        0.029      0.020      0.021      0.034
                                         --------       -------        -------      -------   --------   --------   --------
      Total from Investment
        Activities....................      0.030         0.030          0.016        0.029      0.020      0.021      0.034
                                         --------       -------        -------      -------   --------   --------   --------
    Distributions
      Net investment income...........     (0.030)       (0.030)        (0.016)      (0.029)    (0.020)    (0.021)    (0.034)
                                         --------       -------        -------      -------   --------   --------   --------
      Total Distributions.............     (0.030)       (0.030)        (0.016)      (0.029)    (0.020)    (0.021)    (0.034)
                                         --------       -------        -------      -------   --------   --------   --------
    Net Asset Value, End of Period....   $   1.00       $  1.00        $  1.00      $  1.00   $   1.00   $   1.00   $   1.00
                                         --------       -------        -------      -------   --------   --------   --------
    Total Return......................       3.08%         3.06%          1.57%(c)     2.93%      1.97%      2.16%      3.44%
    Ratios/Supplemental Data:
      Net Assets at end of period
        (000).........................   $143,517       $95,726        $78,031      $85,324   $112,594   $137,602   $126,079
      Ratio of expenses to average net
        assets (including waivers)....       0.58%         0.53%          0.70%(d)     0.61%      0.52%      0.52%      0.59%
      Ratio of net investment income
        to average net assets
        (including waivers)...........       3.04%         3.01%          3.10%(d)     2.87%      1.95%      2.13%      3.38%
      Ratio of expenses to average net
        assets (before waivers)*......       0.83%         0.58%          0.75%(d)     0.70%      0.86%      0.62%      0.69%
      Ratio of net investment income
        to average net assets (before
        waivers)*.....................       2.79%         2.96%          3.05%(d)     2.78%      1.61%      2.03%      3.28%


                                                 YEAR ENDED MAY 31,
                                    ---------------------------------------------
                                     1991(b)     1990(b)     1989(b)     1988(b)
                                    ---------   ---------   ---------   ---------
                                      TRUST       MONEY       MONEY       MONEY
                                     SHARES      SHARES      SHARES      SHARES
                                    --------    --------     -------     -------
    Net Asset Value, Beginning of
      Period......................  $   1.00        1.00     $  1.00     $  1.00
                                    --------    --------     -------     -------
    Investment Activities
      Net investment income.......     0.031       0.056       0.056       0.043
                                    --------    --------     -------     -------
      Total from Investment
        Activities................     0.031       0.056       0.056       0.043
                                    --------    --------     -------     -------
    Distributions
      Net investment income.......    (0.031)     (0.056)     (0.056)     (0.043)
                                    --------    --------     -------     -------
      Total Distributions.........    (0.031)     (0.056)     (0.056)     (0.043)
                                    --------    --------     -------     -------
    Net Asset Value, End of Period  $   1.00    $   1.00     $  1.00     $  1.00
                                    --------    --------     -------     -------
    Total Return..................      2.25%       5.71%       5.74%       4.35%
    Ratios/Supplemental Data:
      Net Assets at end of period
        (000).....................  $137,847    $132,407     $70,153     $72,120
      Ratio of expenses to average
        assets (including waivers)      0.58%       0.51%       0.45%       0.45%
      Ratio of net investment income
        to average net assets
        (including waivers).......      4.65%       5.57%       5.59%       4.27%
      Ratio of expenses to average
        assets (before waivers)*..      0.68%       0.61%       0.63%       0.60%
      Ratio of net investment income
        to average net assets (before
        waivers)*.................      4.55%       5.47%       5.41%       4.12%


------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) The Portfolio commenced operations on July 10, 1986 as a portfolio of The ARCH Tax-Exempt Trust. On October 2, 1995, it was reorganized as a new portfolio of the Fund.


   (b) "Trust" Shares were originally issued as "Money" Shares. As of September 28, 1990, the Portfolio issued a second series of Shares which were designated as "Trust" Shares. The financial highlights presented for periods prior to September 28, 1990 are the financial highlights applicable to Money Shares.


   (c) Not Annualized.


   (d) Annualized.


   (e) Upon its reorganization as a portfolio of the Fund, the Portfolio changed its fiscal year-end from May 31 to November 30.

                      U.S. GOVERNMENT SECURITIES PORTFOLIO
              (For a Share(a) outstanding throughout each period)


                                                                         YEAR ENDED NOVEMBER 30,
                                        -----------------------------------------------------------------------------------------
                                         1997      1996      1995      1994      1993      1992      1991(a)     1990      1989
                                        -------   -------   -------   -------   -------   -------   ---------   -------   -------
                                         TRUST     TRUST     TRUST     TRUST     TRUST     TRUST      TRUST
                                        SHARES    SHARES    SHARES    SHARES    SHARES    SHARES     SHARES
                                        -------   -------   -------   -------   -------   -------    -------
    Net Asset Value,
      Beginning of Period.............. $ 10.67   $ 10.85   $ 10.05   $ 11.20   $ 10.80   $ 10.68    $ 10.42    $ 10.06   $ 9.94
                                        -------   -------   -------   -------   -------   -------    -------    -------   ------
    Investment Activities
      Net investment income............    0.61      0.66      0.67      0.66      0.62      0.66       0.64       0.76     0.85
      Net realized and unrealized gains
        (losses) from investments......   (0.05)    (0.15)     0.80     (0.97)     0.47      0.13       0.26       0.16     0.11
                                        -------   -------   -------   -------   -------   -------    -------    -------   ------
      Total from Investment
        Activities.....................    0.56      0.51      1.47     (0.31)     1.09      0.79       0.90       0.92     0.96
                                        -------   -------   -------   -------   -------   -------    -------    -------   ------
    Distributions
      Net investment income............   (0.61)    (0.66)    (0.67)    (0.66)    (0.62)    (0.66)     (0.64)     (0.77)   (0.84)
      Net realized gains...............      --        --        --        --     (0.07)    (0.01)        --         --       --
      In excess of net realized
        gains..........................      --     (0.03)       --      0.18)       --        --         --         --       --
                                        -------   -------   -------   -------   -------   -------    -------    -------   ------
      Total Distributions..............   (0.61)    (0.69)    (0.67)    (0.84)    (0.69)    (0.67)     (0.64)     (0.77)   (0.84)
                                        -------   -------   -------   -------   -------   -------    -------    -------   ------
    Net Asset Value, End of Period..... $ 10.62   $ 10.67   $ 10.85   $ 10.05   $ 11.20   $ 10.80    $ 10.68    $ 10.21   $10.06
                                        -------   -------   -------   -------   -------   -------    -------    -------   ------
    Total Return.......................    5.51%     4.88%    15.00%    (2.85%)   10.36%     7.52%     12.62%      9.66%   10.04%
    Ratios/Supplemental Data:
    Net Assets at end of period
      (000)............................ $72,753   $60,079   $45,513   $33,166   $35,121   $31,106    $21,484    $ 6,856   $5,954
    Ratio of expenses to average net
      assets...........................    0.67%     0.67%     0.67%     0.66%     0.67%     0.65%      0.56%      0.73%    0.74%
    Ratio of net investment income to
      average net assets...............    5.84%     6.10%     6.36%     6.25%     5.57%     6.02%      7.26%      7.80%    8.50%
    Ratio of expenses to average net
      assets (before waivers)*.........    1.07%     0.77%     0.77%     1.06%     0.91%     0.79%      1.11%      1.28%    1.29%
    Ratio of net investment income to
      average net assets (before
      waivers)*........................    5.44%     6.00%     6.26%     5.85%     5.33%     5.88%      6.71%      7.25%    7.95%
    Portfolio turnover**...............  100.33%    53.76%    93.76%       50%       24%       74%        36%        53%      84%

                                     JUNE 2,
                                       1988
                                        TO
                                     NOV. 30,
                                     1988(b)
                                     --------

    Net Asset Value,
      Beginning of Period..........   $10.00
                                      ------
    Investment Activities
      Net investment income........     0.36
      Net realized and unrealized gains
        (losses) from investments..    (0.06)
                                      ------
      Total from Investment
        Activities.................     0.30
                                      ------
    Distributions
      Net investment income........    (0.36)
      Net realized gains...........       --
      In excess of net realized
        gains......................       --
                                      ------
      Total Distributions..........    (0.36)
                                      ------
    Net Asset Value, End of Period.   $ 9.94
                                      ------

    Total Return...................     3.05%(c),(d)
    Ratios/Supplemental Data:
    Net Assets at end of period
      (000)........................   $4,335
    Ratio of expenses to average net
      assets.......................     0.79%(e)
    Ratio of net investment income
      average net assets...........     7.26%(e)
    Ratio of expenses to average net
      assets (before waivers)*.....     1.40%(e)
    Ratio of net investment income
      average net assets (before
      waivers)*....................     6.65%(e)
    Portfolio turnover**...........      215%


------------


   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   ** Portfolio turnover is calculated on the basis of the Portfolio as a whole, without distinguishing between the classes of shares issued.
   (a) As of December 1, 1990, the Portfolio designated the existing series of Shares as "Investor" Shares. In addition, on February 1, 1991, the Portfolio issued a second series of Shares which were designated as "Trust" Shares. The financial highlights presented for the periods prior to February 1, 1991 are the financial highlights applicable to Investor Shares. On September 27, 1994, the Portfolio redesignated the Investor Shares as "Investor A" Shares.
   (b)  Period from commencement of operations.
   (c)  Unaudited.
   (d)  Not Annualized.
   (e)  Annualized.

                     INTERMEDIATE CORPORATE BOND PORTFOLIO
                (For a Share outstanding throughout each period)


                                                                 FEBRUARY 10, 1997
                                                                         TO
                                                                    NOVEMBER 30,
                                                                       1997(a)
                                                                --------------------
                                                                    TRUST SHARES
                                                                --------------------
Net Asset Value, Beginning of Period........................          $ 10.00
Investment Activities
  Net investment income.....................................             0.53
  Net realized and unrealized gains (losses) from
     investments............................................             0.11
                                                                      -------
  Total from Investment Activities..........................             0.64
                                                                      -------
Distributions
  Net investment income.....................................            (0.53)
                                                                      -------
  Total Distributions.......................................            (0.53)
                                                                      -------
Net Asset Value, End of Period..............................          $ 10.11
                                                                      =======
Total Return................................................             6.65%(b)
Ratios/Supplementary Data:
  Net assets at the end of period (000).....................          $44,443
  Ratio of expenses to average net assets...................             0.29%(c)
  Ratio of net investment income to average net assets......             6.90%(c)
  Ratio of expenses to average net assets*..................             1.32%(c)
  Ratio of net investment income to average net assets*.....             5.87%(c)
  Portfolio turnover**......................................            61.98%


------------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(a)  Period from commencement of operations.
(b)  Not Annualized.
(c)  Annualized.

                              BOND INDEX PORTFOLIO
                (For a Share outstanding throughout each period)


                                                                 FEBRUARY 10, 1997
                                                                         TO
                                                                    NOVEMBER 30,
                                                                      1997(a)
                                                                --------------------
                                                                    TRUST SHARES
                                                                --------------------
Net Asset Value, Beginning of Period........................          $  10.00
                                                                      --------
Investment Activities
  Net investment income.....................................              0.53
  Net realized and unrealized gains (losses) from
     investments............................................              0.16
                                                                      --------
  Total from Investment Activities..........................              0.69
                                                                      --------
Distributions
  Net investment income.....................................             (0.53)
                                                                      --------
  Total Distributions.......................................             (0.53)
                                                                      --------
Net Asset Value, End of Period..............................          $  10.16
                                                                      ========
Total Return................................................              7.15%(b)
Ratios/Supplementary Data:
  Net assets at the end of period (000).....................          $138,319
  Ratio of expenses to average net assets...................              0.23%(c)
  Ratio of net investment income to average net assets......              6.92%(c)
  Ratio of expenses to average net assets*..................              0.94%(c)
  Ratio of net investment income to average net assets*.....              6.21%(c)
  Portfolio turnover**......................................             46.16%


------------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(a)  Period from commencement of operations.
(b)  Not Annualized.
(c)  Annualized.

                     GOVERNMENT & CORPORATE BOND PORTFOLIO
              (For a Share(a) outstanding throughout each period)


                                                                        YEAR ENDED NOVEMBER 30,
                                    -----------------------------------------------------------------------------------------------
                                      1997       1996       1995       1994       1993       1992      1991(a)     1990      1989
                                    --------   --------   --------   --------   --------   --------   ---------   -------   -------
                                     TRUST      TRUST      TRUST      TRUST      TRUST      TRUST       TRUST
                                     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                                    --------   --------   --------   --------   --------   --------    -------
Net Asset Value, Beginning of
 Period...........................  $  10.34   $  10.53   $   9.64   $  10.65   $  10.26   $  10.15    $  9.84    $ 10.12   $  9.91
                                    --------   --------   --------   --------   --------   --------    -------    -------   -------
Investment Activities
 Net investment income............      0.59       0.67       0.64       0.63       0.68       0.70       0.64       0.84      0.89
 Net realized and unrealized gains
   (losses) from investments......      0.03      (0.19)      0.89      (0.94)      0.39       0.11       0.31      (0.41)     0.22
                                    --------   --------   --------   --------   --------   --------    -------    -------   -------
 Total from Investment
   Activities.....................      0.62       0.48       1.53      (0.31)      1.07       0.81       0.95       0.43      1.11
                                    --------   --------   --------   --------   --------   --------    -------    -------   -------
Distributions
 Net investment income............     (0.59)     (0.67)     (0.64)     (0.63)     (0.68)     (0.70)     (0.64)     (0.84)    (0.90)
 In excess of net realized
   gains..........................        --         --         --      (0.07)        --         --         --         --        --
                                    --------   --------   --------   --------   --------   --------    -------    -------   -------
 Total Distributions..............     (0.59)     (0.67)     (0.64)     (0.70)     (0.68)     (0.70)     (0.64)     (0.84)    (0.90)
                                    --------   --------   --------   --------   --------   --------    -------    -------   -------
Net Asset Value, End of Period....  $  10.37   $  10.34   $  10.53   $   9.64   $  10.65   $  10.26    $ 10.15    $  9.71   $ 10.12
                                    ========   ========   ========   ========   ========   ========    =======    =======   =======
Total Return......................      6.32%      4.82%     16.31%     (3.03)%    10.55%      8.14%     13.04%      4.96%    11.79%
Ratios/Supplemental Data:
 Net Assets at end of period
   (000)..........................  $172,637   $141,440   $127,741   $132,577   $149,674   $135,404    $89,975    $11,005   $10,327
 Ratio of expenses to average net
   assets (including waivers).....      0.65%      0.65%      0.65%      0.65%      0.65%      0.63%      0.36%      0.53%     0.44%
 Ratio of net investment income to
   average net assets (including
   waivers).......................      5.85%      6.36%      6.32%      6.25%      6.32%      6.73%      7.51%      8.69%     8.97%
 Ratio of expenses to average net
   assets (before waivers)*.......      1.05%      0.75%      0.75%      1.05%      0.88%      0.76%      0.91%      1.08%     0.99%
 Ratio of net investment income to
   average net assets (before
   waivers)*......................      5.45%      6.26%      6.22%      5.85%      6.09%      6.60%      6.96%      8.14%     8.42%
Portfolio turnover**..............    140.72%    149.20%     59.32%        50%        31%        52%       105%        75%      148%

                                    JUNE 15
                                    1988 TO
                                    NOV. 30,
                                    1988(b)
                                    --------

Net Asset Value, Beginning of
 Period...........................   $10.00
                                     ------
Investment Activities
 Net investment income............     0.39
 Net realized and unrealized gains
   (losses) from investments......    (0.13)
                                     ------
 Total from Investment
   Activities.....................     0.26
                                     ------
Distributions
 Net investment income............    (0.35)
 In excess of net realized
   gains..........................       --
                                     ------
 Total Distributions..............    (0.35)
                                     ------
Net Asset Value, End of Period....   $ 9.91
                                     ======
Total Return......................     2.66%(c)(d)
Ratios/Supplemental Data:
 Net Assets at end of period
   (000)..........................   $7,483
 Ratio of expenses to average net
   assets (including waivers).....     0.56%(e)
 Ratio of net investment income to
   average net assets (including
   waivers).......................     8.47%(e)
 Ratio of expenses to average net
   assets (before waivers)*.......     1.17%(e)
 Ratio of net investment income to
   average net assets (before
   waivers)*......................     7.86%(e)
Portfolio turnover**..............       22%


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole, without distinguishing between the classes of shares issued.

(a) As of December 1, 1990, the Portfolio designated the existing series of Shares as "Investor" Shares. In addition, on February 1, 1991, the Portfolio issued a second series of Shares which were designated as "Trust" Shares. The financial highlights presented for periods prior to February 1, 1991 are the financial highlights applicable to Investor Shares. On September 27, 1994 the Portfolio redesignated the Investor Shares as "Investor A" Shares.
(b) Period from commencement of operations.
(c) Unaudited.
(d) Not Annualized.
(e) Annualized.

                     SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO
                (For a Share outstanding throughout each period)


                                                                                       JULY 10,
                                                        YEAR ENDED     YEAR ENDED      1995 TO
                                                       NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                           1997           1996         1995(a)
                                                       ------------   ------------   ------------
                                                       TRUST SHARES   TRUST SHARES   TRUST SHARES
                                                       ------------   ------------   ------------
Net Asset Value, Beginning of Period.................    $ 10.07        $ 10.07        $ 10.00
                                                         -------        -------        -------
Investment Activities
  Net investment income (loss).......................       0.40           0.41           0.14
  Net realized and unrealized gains (losses) from
     investments.....................................       0.03             --           0.07
                                                         -------        -------        -------
     Total from Investment Activities................       0.43           0.41           0.21
                                                         -------        -------        -------
Distributions
  Net investment income..............................      (0.40)         (0.41)         (0.14)
                                                         -------        -------        -------
     Total Distributions.............................      (0.40)         (0.41)         (0.14)
Net Asset Value, End of Period.......................    $ 10.10        $ 10.07        $ 10.07
                                                         =======        =======        =======
Total Return.........................................       4.39%          4.15%          2.15%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)....................    $30,454        $29,472        $23,754
Ratio of expenses to average net assets (including
  waivers)...........................................       0.38%          0.31%          0.47%(c)
Ratio of net investment income to average net assets
  (including waivers)................................       4.00%          4.07%          3.81%(c)
Ratio of expenses to average net assets (before
  waivers)*..........................................       1.33%          0.96%          1.12%(c)
Ratio of net investment income to average net assets
  (before waivers)*..................................       3.05%          3.42%          3.16%(c)
Portfolio turnover**.................................       0.00%          0.00%          0.00%


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                     MISSOURI TAX-EXEMPT BOND PORTFOLIO(a)
              (For a Share(b) outstanding throughout each period)

                                        YEAR       YEAR     SIX MONTHS
                                       ENDED      ENDED       ENDED               YEAR ENDED MAY 31,
                                      NOV. 30,   NOV. 30,    NOV. 30,    -------------------------------------
                                        1997       1996      1995(c)      1995      1994      1993      1992
                                      --------   --------   ----------   -------   -------   -------   -------
                                       TRUST      TRUST       TRUST       TRUST     TRUST     TRUST     TRUST
                                       SHARES     SHARES      SHARES     SHARES    SHARES    SHARES    SHARES
                                      -------    -------     -------     -------   -------   -------   -------
Net Asset Value, Beginning of
 Period.............................  $ 11.69    $ 11.74     $ 11.52     $ 11.13   $ 11.54   $ 10.97   $ 10.62
                                      -------    -------     -------     -------   -------   -------   -------
Investment Activities:
 Net investment income..............     0.56       0.57        0.28        0.57      0.58      0.60      0.64
 Net realized and unrealized gains
   (losses) on investments..........     0.18      (0.05)       0.22        0.40     (0.37)     0.64      0.43
                                      -------    -------     -------     -------   -------   -------   -------
   Total from Investment
     Activities.....................     0.74       0.52        0.50        0.97      0.21      1.24      1.07
                                      -------    -------     -------     -------   -------   -------   -------
Distributions
 Net investment income..............    (0.56)     (0.57)      (0.28)      (0.57)    (0.58)    (0.60)    (0.64)
 Net realized gains.................       --         --          --       (0.01)    (0.04)    (0.07)    (0.08)
                                      -------    -------     -------     -------   -------   -------   -------
   Total Distributions..............    (0.56)     (0.57)      (0.28)      (0.58)    (0.62)    (0.67)    (0.72)
                                      -------    -------     -------     -------   -------   -------   -------
Net Asset Value, End of Period......  $ 11.87    $ 11.69     $ 11.74     $ 11.52   $ 11.13   $ 11.54   $ 10.97
                                      =======    =======     =======     =======   =======   =======   =======
Total Return........................     6.48%      4.62%       4.41%(d)    9.12%     1.73%    11.70%    10.37%
Ratios/Supplemental Data:
Net Assets at end of period(000)....  $75,431    $55,905     $47,773     $44,336   $47,743   $32,777   $ 6,609
Ratio of expenses to average net
 assets (including waivers).........     0.66%      0.65%       0.78%(e)    0.64%     0.45%     0.43%     0.73%
Ratio of net investment income to
 average net assets (including
 waivers)...........................     4.76%      4.95%       4.83%(e)    5.22%     4.96%     5.30%     5.87%
Ratio of expenses to average net
 assets (before waivers)*...........     1.06%      0.75%       0.88%(e)    1.16%     1.13%     0.98%     1.38%
Ratio of net investment income to
 average net assets (before
 waivers)*..........................     4.36%      4.85%       4.73%(e)    4.70%     4.28%     4.75%     5.22%
Portfolio turnover rate**...........     3.50%      3.66%       1.55%         --        20%       15%       21%

                                                                 PERIOD
                                       YEAR ENDED MAY 31,        ENDED
                                      ---------------------     MAY 31,
                                       1991(b)     1990(b)     1989(a)(b)
                                      ---------   ---------   ------------
                                      PORTFOLIO   PORTFOLIO    PORTFOLIO
                                       SHARES      SHARES        SHARES
                                       -------     -------      -------
Net Asset Value, Beginning of
 Period.............................   $ 10.50     $ 10.56      $ 10.00
                                       -------     -------      -------
Investment Activities:
 Net investment income..............      0.67        0.68         0.58
 Net realized and unrealized gains
   (losses) on investments..........      0.24       (0.09)        0.58
                                       -------     -------      -------
   Total from Investment
     Activities.....................      0.91        0.59         1.16
                                       -------     -------      -------
Distributions
 Net investment income..............     (0.70)      (0.65)       (0.60)
 Net realized gains.................     (0.09)       0.00         0.00
                                       -------     -------      -------
   Total Distributions..............     (0.79)      (0.65)        0.00
                                       -------     -------      -------
Net Asset Value, End of Period......   $ 10.62     $ 10.50      $ 10.56
                                       =======     =======      =======
Total Return........................      9.08%       5.50%       12.08%(d)
Ratios/Supplemental Data:
Net Assets at end of period(000)....   $ 4,735     $ 4,568      $ 4,053
Ratio of expenses to average net
 assets (including waivers).........      0.70%(e)    0.70%        0.81%(e)
Ratio of net investment income to
 average net assets (including
 waivers)...........................      6.37%(e)    6.38%        6.36%(e)
Ratio of expenses to average net
 assets (before waivers)*...........      1.66%       1.70%        1.38%(e)
Ratio of net investment income to
 average net assets (before
 waivers)*..........................      5.41%       5.38%        5.79%(e)
Portfolio turnover rate**...........        71%         41%          73%


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a) The Portfolio (formerly, the Long-Term Tax-Exempt Portfolio) commenced operations on July 15, 1988 as a portfolio of The ARCH Tax-Exempt Trust. On October 2, 1995, it was reorganized as a new portfolio of the Fund.
(b) The Portfolio had one class of Shares outstanding ("Portfolio Shares") through September 27, 1990. As of September 28, 1990 the Portfolio issued a second class of Shares and designated such Shares as "Trust" Shares. The financial highlights presented for periods prior to September 28, 1990 represent the financial highlights applicable to Portfolio Shares.
(c) Upon its reorganization as a portfolio of the Fund, the Portfolio changed its fiscal-year end from May 31 to November 30.
(d) Not Annualized.
(e) Annualized.

                       NATIONAL MUNICIPAL BOND PORTFOLIO


                (For a Share outstanding throughout each period)


                                                                               NOVEMBER 18, 1996
                                                               YEAR ENDED             TO
                                                              NOVEMBER 30,       NOVEMBER 30,
                                                                  1997              1996(a)
                                                              ------------    -------------------
                                                              TRUST SHARES       TRUST SHARES
                                                              ------------    -------------------
Net Asset Value, Beginning of Period........................    $  10.05           $  10.00
                                                                --------           --------
Investment Activities
  Net Investment income (loss)..............................        0.54               0.02
  Net realized and unrealized gains (losses) from
     investments............................................        0.23               0.05
                                                                --------           --------
     Total from Investment Activities.......................        0.77               0.07
                                                                --------           --------
Distributions
  Net investment income.....................................       (0.54)             (0.02)
                                                                --------           --------
  Total Distributions.......................................       (0.54)             (0.02)
Net Asset Value, End of Period..............................    $  10.28           $  10.05
                                                                ========           ========
Total Return................................................        7.97%              0.74%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)...........................    $366,889           $310,413
Ratio of expenses to average net assets (including
  waivers)..................................................        0.14%              0.12%(c)
Ratio of net investment income to average net assets
  (including waivers).......................................        5.38%              5.77%(c)
Ratio of expenses to average net assets (before waivers)*...        1.17%              0.82%(c)
Ratio of net investment income to average net assets (before
  waivers)*.................................................        4.35%              5.07%(c)
Portfolio turnover**........................................       83.94%               0.0%


------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

                            EQUITY INCOME PORTFOLIO

                (For a Share outstanding throughout each period)


                                                                  FEBRUARY 27, 1997
                                                                          TO
                                                                 November 30, 1997(a)
                                                                     TRUST SHARES
                                                                ----------------------
Net Asset Value, Beginning of Period........................           $  10.00
                                                                       --------
Investment Activities
  Net investment income.....................................               0.20
  Net realized and unrealized gains from investments........               1.55
                                                                       --------
       Total from Investment Activities.....................               1.75
                                                                       ========
Distributions
Net investment income.......................................              (0.19)
                                                                       --------
Total Distributions.........................................              (0.19)
                                                                       --------
Net Asset Value, End of Period..............................           $  11.56
                                                                       ========
Total Return................................................              17.64%(b)
Ratios/Supplementary Data:
Net assets at the end of period (000).......................           $131,919
Ratio of expenses to average net assets.....................               0.15%(c)
Ratio of net investment income to average net assets........               2.51%(c)
Ratio of expenses to average net assets*....................               1.38%(c)
Ratio of net investment income to average net assets*.......               1.28%(c)
Portfolio turnover**........................................              48.33%
Average commission rate paid(d).............................           $ 0.0566


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


(a) Period from commencement of operations.


(b) Not Annualized.

(c) Annualized.

(d) Represents the total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares purchased and sold for which commissions were charged.

                             EQUITY INDEX PORTFOLIO

                (For a Share outstanding throughout each period)


                                                                     MAY 1, 1997
                                                                          TO
                                                                 November 30, 1997(a)
                                                                     TRUST SHARES
                                                                ----------------------
Net Asset Value, Beginning of Period........................            $ 10.00
                                                                        -------
Investment Activities
  Net investment income.....................................               0.10
  Net realized and unrealized gains from investments........               1.94
                                                                        -------
  Total from Investment Activities..........................               2.04
                                                                        -------
Distributions
  Net investment income.....................................              (0.10)
                                                                        -------
  Total Distributions.......................................              (0.10)
                                                                        -------
Net Asset Value, End of Period..............................            $ 11.94
                                                                        =======
Total Return................................................              20.40%(b)
Ratios/Supplementary Data:
  Net assets at the end of period (000).....................            $31,787
  Ratio of expenses to average net assets...................               0.39%(c)
  Ratio of net investment income to average net assets......               1.48%(c)
  Ratio of expenses to average net assets*..................               1.12%(c)
  Ratio of net investment income to average net assets*.....               0.75%(c)
  Portfolio turnover**......................................               1.66%
  Average commission rate paid(d)...........................            $0.0206


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.



(a) Period from commencement of operations.


(b) Not Annualized.

(c) Annualized.

(d) Represents the total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares purchased and sold for which commissions were charged.

                        GROWTH & INCOME EQUITY PORTFOLIO

              (For a Share(a) outstanding throughout each period)



                                                                   YEAR ENDED NOVEMBER 30,
                              -------------------------------------------------------------------------------------------------
                                1997       1996       1995       1994       1993       1992      1991(a)      1990       1989
                              --------   --------   --------   --------   --------   --------   ---------   --------   --------
                               TRUST      TRUST      TRUST      TRUST      TRUST      TRUST       TRUST
                               SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                              --------   --------   --------   --------   --------   --------   --------
Net Asset Value, Beginning
 of Period..................  $  18.71   $  16.32   $  12.72   $  14.74   $  14.49   $  12.33   $  12.24    $  12.41   $  10.25
                              --------   --------   --------   --------   --------   --------   --------    --------   --------
Investment Activities
 Net investment income......      0.23       0.24       0.27       0.22       0.25       0.24       0.22        0.39       0.41
 Net realized and unrealized
   gains (losses) from
   investments..............      3.96       3.34       3.74      (0.17)      1.06       2.25       0.03       (0.56)      2.29
                              --------   --------   --------   --------   --------   --------   --------    --------   --------
 Total from Investment
   Activities...............      4.19       3.58       4.01       0.05       1.31       2.49       0.25       (0.17)      2.70
                              --------   --------   --------   --------   --------   --------   --------    --------   --------
Distributions
 Net investment income......     (0.25)     (0.24)     (0.27)     (0.21)     (0.25)     (0.26)     (0.16)      (0.39)     (0.51)
 In excess of net investment
   income...................        --      (0.01)        --         --         --         --         --          --         --
 Net realized gains.........     (1.46)     (0.94)     (0.14)     (0.18)     (0.81)     (0.07)        --       (0.63)     (0.03)
 In excess of net realized
   gains....................        --         --         --      (1.68)        --         --         --          --         --
                              --------   --------   --------   --------   --------   --------   --------    --------   --------
 Total Distributions........     (1.71)     (1.19)     (0.41)     (2.07)     (1.06)     (0.33)     (0.16)      (1.02)     (0.54)
                              --------   --------   --------   --------   --------   --------   --------    --------   --------
Net Asset Value, End of
 Period.....................  $  21.19   $  18.71   $  16.32   $  12.72   $  14.74   $  14.49   $  12.33    $  11.22   $  12.41
                              ========   ========   ========   ========   ========   ========   ========    ========   ========
Total Return................     24.55%     23.45%     32.27%      0.36%      9.65%     20.59%     17.39%      (1.36)%    27.11%
Ratios/Supplemental Data:
 Net Assets at end of period
   (000)....................  $322,304   $348,183   $286,546   $235,955   $238,771   $232,967   $139,021    $ 20,116   $ 17,892
 Ratio of expenses to
   average net assets.......      0.74%      0.75%      0.75%      0.75%      0.74%      0.71%      0.27%       0.35%      0.42%
 Ratio of net investment
   income to average net
   assets...................      0.91%      1.50%      1.89%      1.72%      1.74%      1.94%      2.56%       3.42%      3.69%
 Ratio of expenses to
   average net assets
   (before waivers)*........      1.14%      0.85%      0.85%      1.15%      0.96%      0.85%      0.91%       1.00%      1.07%
 Ratio of net investment
   income to average net
   assets (before
   waivers)*................      0.51%      1.40%      1.79%      1.32%      1.52%      1.80%      1.92%       2.77%      3.04%
 Portfolio turnover**.......     57.11%     63.90%     58.50%        65%        41%        79%        78%        227%       133%
 Average commission rate
   paid(f)..................  $ 0.0451   $ 0.0598         --         --         --         --         --          --         --

                               JUNE 2,
                               1988 TO
                                NOV.
                                 30,
                               1998(b)
                              ---------

Net Asset Value, Beginning
 of Period..................   $ 10.00
                               -------
Investment Activities
 Net investment income......      0.28
 Net realized and unrealized
   gains (losses) from
   investments..............      0.06
                               -------
 Total from Investment
   Activities...............      0.34
                               -------
Distributions
 Net investment income......     (0.09)
 In excess of net investment
   income...................        --
 Net realized gains.........
 In excess of net realized
   gains....................        --
                               -------
 Total Distributions........     (0.09)
                               -------
Net Asset Value, End of
 Period.....................   $ 10.25
                               =======
Total Return................      3.45%(c),(d)
Ratios/Supplemental Data:
 Net Assets at end of period
   (000)....................   $10,890
 Ratio of expenses to
   average net assets.......      0.41%(e)
 Ratio of net investment
   income to average net
   assets...................      5.62%(e)
 Ratio of expenses to
   average net assets
   (before waivers)*........      1.12%(e)
 Ratio of net investment
   income to average net
   assets (before
   waivers)*................      4.91%(e)
 Portfolio turnover**.......        30%
 Average commission rate
   paid(f)..................        --


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole, without distinguishing between the classes of shares issued.

(a) As of December 1, 1990, the Portfolio designated the existing series of Shares as "Investor" Shares. In addition, on April 1, 1991, the Portfolio issued a second series of Shares which were designated as "Trust" Shares. The financial highlights presented for the periods prior to December 1, 1990 are the financial highlights applicable to Investor Shares. On September 27, 1994, the Portfolio redesignated the Investor Shares as "Investor A" Shares.
(b) Period from commencement of operations.
(c) Unaudited.
(d) Not Annualized.
(e) Annualized.
(f) Represents the total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares purchased and sold for which commissions were charged.

                            GROWTH EQUITY PORTFOLIO
                (For a Share outstanding throughout each period)


                                                                NOVEMBER 24, 1997
                                                                        TO
                                                               November 30, 1997(a)
                                                              ----------------------
                                                                   TRUST SHARES
                                                              ----------------------
Net Asset Value, Beginning of Period........................          $ 16.44
                                                                      -------
Investment Activities
  Net investment income.....................................            (0.01)
  Net realized and unrealized gains (losses) from
     investments............................................            (0.17)
                                                                      -------
  Total from Investment Activities..........................            (0.18)
                                                                      -------
Distributions
  Net investment income.....................................               --
                                                                      -------
  Total Distributions.......................................               --
                                                                      -------
Net Asset Value, End of Period..............................          $ 16.26
                                                                      =======
Total Return................................................            (1.09)%(b)
Ratios/Supplementary Data:
  Net assets at the end of period (000).....................          $63,786
  Ratio of expenses to average net assets...................             1.24% (c)
  Ratio of net investment income to average net assets......            (0.15)%(c)
  Ratio of expenses to average net assets*..................             1.34% (c)
  Ratio of net investment income to average net assets*.....            (0.25)%(c)
  Portfolio turnover**......................................             0.00%
  Average commission rate paid(d)...........................          $0.0525


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


(a) Period from commencement of operations.


(b) Not Annualized.

(c) Annualized.

(d) Represents the total dollar amount of commissions paid on Portfolio transactions divided by the total number of Portfolio shares purchased and sold for which commissions were charged.

                         SMALL CAP EQUITY PORTFOLIO(a)


                (For a Share outstanding throughout each period)



                                                                                                                 MAY 1,
                                   YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED        1992
                                    NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,     TO NOV. 30,
                                      1997           1996           1995           1994            1993          1992(b)
                                  TRUST SHARES   TRUST SHARES   TRUST SHARES   TRUST SHARES    TRUST SHARES   TRUST SHARES
                                  ------------   ------------   ------------   -------------   ------------   ------------
Net Asset Value,
  Beginning of Period..........     $  13.49       $  13.49       $  12.01        $ 13.14        $ 11.23        $ 10.00
                                    --------       --------       --------        -------        -------        -------
Investment Activities
  Net investment income
    (loss).....................         0.01           0.02           0.03          (0.01)          0.03           0.04
  Net realized and unrealized
    gains (losses) from
    investments................         2.50           1.05           2.36           0.89           2.14           1.21
                                    --------       --------       --------        -------        -------        -------
  Total from Investment
    Activities.................         2.51           1.07           2.39           0.88           2.17           1.25
                                    --------       --------       --------        -------        -------        -------
Distributions
  Net investment income........        (0.01)         (0.02)            --             --          (0.05)         (0.02)
  Net realized gains...........        (0.82)         (1.05)         (0.91)         (1.78)         (0.21)            --
  In excess of realized
    gains......................           --             --             --          (0.23)            --             --
                                    --------       --------       --------        -------        -------        -------
  Total Distributions..........        (0.83)         (1.07)         (0.91)         (2.01)         (0.26)         (0.02)
                                    --------       --------       --------        -------        -------        -------
Net Asset Value, End of
  Period.......................     $  15.17       $  13.49       $  13.49        $ 12.01        $ 13.14        $ 11.23
                                    ========       ========       ========        =======        =======        =======
Total Return...................        19.77%          8.72%         21.70%          7.56%         19.75%         12.55%(c)
Ratios/Supplemental Data:
  Net Assets at end of period
    (000)......................     $211,643       $171,295       $139,681        $77,690        $47,473        $26,829
  Ratio of expenses to average
    net assets
    (including waivers)........         0.95%          0.96%          0.96%          0.95%          0.61%          0.30%(d)
  Ratio of net investment
    income (loss) to average
    net assets
    (including waivers)........         0.01%          0.17%          0.18%         (0.16)%         0.19%          0.78%(d)
  Ratio of expenses to average
    net assets
    (before waivers)*..........         1.35%          1.06%          1.06%          1.36%          1.23%          1.12%(d)
  Ratio of net investment
    income (loss) to average
    net assets (before
    waivers)*..................        (0.39)%         0.07%          0.08%         (0.56)%        (0.43)%        (0.04)%(d)
  Portfolio turnover**.........        80.23%         65.85%         83.13%            85%            65%            56%
  Average commission
    rate paid(e)...............     $ 0.0515       $ 0.0582             --             --             --             --


------------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


(a) The Emerging Growth Portfolio changed its name to Small Cap Equity Portfolio on December 1, 1996.


(b) Period from commencement of operations.


(c) Not Annualized.


(d) Annualized.


(e) Represents the total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares purchased and sold for which commissions were charged.

                         INTERNATIONAL EQUITY PORTFOLIO

                (For a Share outstanding throughout each period)



                                                       YEAR ENDED NOVEMBER 30,       APRIL 4, 1994
                                                    -----------------------------     TO NOV. 30,
                                                     1997       1996       1995         1994(a)
                                                    -------    -------    -------    -------------
                                                     TRUST      TRUST      TRUST         TRUST
                                                    SHARES     SHARES     SHARES        SHARES
                                                    -------    -------    -------       -------
Net Asset Value, Beginning of Period..............  $ 12.12    $ 10.79    $  9.92       $ 10.00
                                                    -------    -------    -------       -------
Investment Activities
  Net investment income (loss)....................     0.01       0.06       0.03          0.01
  Net realized and unrealized gains (losses) from
    investments and foreign currency..............     0.33       1.27       0.86         (0.09)
                                                    -------    -------    -------       -------
  Total from Investment Activities................     0.34       1.33      (0.89)        (0.08)
                                                    -------    -------    -------       -------
Distributions
  Net investment income...........................    (0.04)        --         --            --
  In excess of net investment income..............    (0.02)        --         --            --
  Net realized gains..............................    (0.31)        --      (0.01)           --
  Tax return of capital...........................      (--)        --      (0.01)
                                                    -------    -------    -------       -------
  Total Distributions.............................    (0.37)        --      (0.02)
                                                    -------    -------    -------       -------
Net Asset Value, End of Period....................  $ 12.09    $ 12.12    $ 10.79       $  9.92
                                                    =======    =======    =======       =======
Total Return......................................     2.91%     12.33%      8.97%        (0.80%)(b)
Ratios/Supplemental Data:
  Net Assets at end of period (000)...............  $55,038    $52,181    $36,096       $23,746
  Ratio of expenses to average net assets
    (including waivers)...........................     1.29%      1.14%      1.16%         1.23%(c)
  Ratio of net investment income (loss) to average
    net assets (including waivers)................     0.09%      0.51%      0.39%         0.23%(c)
  Ratio of expenses to average net assets (before
    waivers)*.....................................     1.75%      1.45%      1.46%         1.95%(c)
  Ratio of net investment income (loss) to average
    net assets (before waivers)*..................    (0.37%)     0.20%      0.09%        (0.49%)(c)
  Portfolio turnover**............................    75.18%     77.63%     62.78%           21%
  Average commission rate paid(d).................  $0.0229    $0.0251         --            --


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a) Period from commencement of operations.
(b) Not Annualized.
(c) Annualized.
(d) Represents the total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares purchased and sold for which commissions were charged.

                               BALANCED PORTFOLIO
                (For a Share outstanding throughout each period)


                                                    YEAR ENDED NOVEMBER 30,          APRIL 1, 1993
                                             -------------------------------------    TO NOV. 30,
                                              1997      1996      1995      1994        1993(a)
                                             -------   -------   -------   -------   -------------
                                              TRUST     TRUST     TRUST     TRUST        TRUST
                                             SHARES    SHARES    SHARES    SHARES       SHARES
                                             -------   -------   -------   -------      -------
Net Asset Value, Beginning of Period.......  $ 12.58   $ 11.64   $  9.62   $ 10.22      $ 10.00
                                             -------   -------   -------   -------      -------
Investment Activities
  Net Investment income (loss).............     0.38      0.37      0.34      0.29         0.23
  Net realized and unrealized gains
    (losses) from investments..............     1.45      1.34      2.02     (0.47)        0.15
                                             -------   -------   -------   -------      -------
  Total from Investment Activities.........     1.83      1.71      2.36     (0.18)        0.38
                                             -------   -------   -------   -------      -------
Distributions
  Net investment income....................    (0.43)    (0.35)    (0.34)    (0.29)       (0.16)
  Net realized gains.......................    (0.71)    (0.42)       --        --           --
  In excess of realized gains..............       --        --        --     (0.13)          --
                                             -------   -------   -------   -------      -------
  Total Distributions......................    (1.14)    (0.77)    (0.34)    (0.42)       (0.16)
                                             -------   -------   -------   -------      -------
Net Asset Value, End of Period.............  $ 13.27   $ 12.58   $ 11.64   $  9.62      $ 10.22
                                             =======   =======   =======   =======      =======
Total Return...............................    15.81%    15.56%    24.97%    (1.81%)      (3.86%)(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)..........  $54,299   $61,821   $72,669   $65,288      $69,720
Ratio of expenses to average net assets
  (including waivers)......................     0.97%     0.97%     0.98%     0.97%        0.56%(c)
Ratio of net investment income to average
  net assets (including waivers)...........     2.87%     3.08%     3.29%     3.04%        3.42%(c)
Ratio of expenses to average net assets
  (before waivers)*........................     1.37%     1.07%     1.08%     1.39%        1.21%(c)
Ratio of net investment income to average
  net assets (before waivers)*.............     2.47%     2.98%     3.19%     2.63%        2.77%(c)
Portfolio turnover**.......................    43.60%    85.16%    58.16%       49%          26%
Average commission rate paid(d)............  $0.0503   $0.0599        --        --           --


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a) Period from commencement of operations.
(b) Not Annualized.
(c) Annualized.
(d) Represents the total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares purchased and sold for which commissions were charged.

            INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS

     Although management will use its best efforts to achieve the investment objective of each Portfolio, there can be no assurance that it will be able to do so. The investment objective of each Portfolio may be changed only with the affirmative vote of a majority of the outstanding Shares of the Portfolio, except that the investment objectives of the Bond Index, Equity Index and Small Cap Equity Index Portfolios may be changed by the Fund's Board of Directors without shareholder approval. Shareholders of the latter Portfolios will be given at least 30 days' written notice before any such change occurs. The Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios are "money market" funds that invest in instruments with remaining maturities of 397 days or less (with certain exceptions) and with dollar-weighted average portfolio maturities of 90 days or less, subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act") and other rules of the Securities and Exchange Commission (the "SEC").

THE TREASURY MONEY MARKET PORTFOLIO

     The Treasury Money Market Portfolio's investment objective is to seek a high level of current income exempt from state income tax consistent with liquidity and security of principal. In pursuing its investment objective, the Portfolio invests in selected money market obligations issued by the U.S. Government (or its agencies and instrumentalities) that are guaranteed as to principal and interest by the U.S. Government, the interest on which is generally exempt from state income tax. Securities that are generally eligible for this exemption include those issued by the U.S. Treasury (bills, certificates of indebtedness, notes and certain bonds) and certain U.S. Government agencies and instrumentalities, including the General Services Administration and Small Business Administration. Each investor should consult his or her tax advisor to determine whether distributions from the Portfolio are exempt from state income tax in the investor's home state. Under normal market conditions, the Portfolio intends to invest substantially all (but not less than 65%) of its total assets in securities with the above characteristics and (except to the extent discussed below) will not enter into repurchase agreements or purchase any U.S. Government security that the Adviser believes is subject to state income tax.


     Under extraordinary circumstances, such as when appropriate exempt securities are unavailable or pending investment, the Treasury Money Market Portfolio may temporarily hold cash or invest in repurchase agreements collateralized by U.S. Government securities, other U.S. Government agency or instrumentality securities, securities of other investment companies that invest in securities in which the Portfolio is permitted to invest, or cash equivalents.


THE MONEY MARKET PORTFOLIO

     The Money Market Portfolio's investment objective is to seek current income with liquidity and stability of principal. In pursuing its investment objective, the Portfolio invests substantially all of its assets in a broad range of money market instruments. These instruments include obligations of the U.S. Government, U.S. dollar-denominated foreign securities, obligations of U.S. and foreign banks and savings and loan institutions and commercial obligations that meet the applicable quality requirements described below.


     The Money Market Portfolio will purchase only "First Tier Eligible Securities" (as defined by the SEC) that present minimal credit risks as determined by the Adviser pursuant to guidelines approved by the Fund's Board of Directors. First Tier Eligible Securities consist of (i) securities that either
(a) have short-term debt ratings at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("Rating Agencies") (or one Rating Agency if the security was rated by only one Rating Agency), or (b) are issued by issuers with such ratings, and (ii) certain securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Directors. The applicable ratings issued by Rating Agencies are described in Appendix A to the Statement of Additional Information. The following descriptions illustrate the types of instruments in which the Portfolio invests.

     Banking Obligations. The Money Market Portfolio may purchase obligations of issuers in the banking industry, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks in amounts not in excess of 25% of its assets where the Adviser deems the instrument to present minimal credit risks. (See "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below.) The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of the value of its total assets.


     Commercial Paper and Variable and Floating Rate Instruments. The Portfolio may invest in commercial paper, including asset-backed commercial paper representing interests in a pool of corporate receivables, dollar-denominated obligations issued by domestic and foreign bank holding companies, and corporate bonds that meet the quality and maturity requirements described above. The Portfolio may also invest in variable or floating rate notes that may have a stated maturity in excess of thirteen months but will, in any event, permit the Portfolio to demand payment of the principal of the instrument at least once every thirteen months upon no more than 30 days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). Such instruments may include variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated variable and floating rate instruments will be determined by the Adviser (under the supervision of the Board of Directors) to be of comparable quality at the time of purchase to First Tier Eligible Securities. There may be no active secondary market in the instruments, which could make it difficult for the Portfolio to dispose of an instrument in the event the issuer were to default on its payment obligation or during periods that the Portfolio could not exercise its demand rights. The Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments held by the Portfolio will be subject to the Portfolio's 10% limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a liquid trading market is absent.


     Government Obligations. The Money Market Portfolio may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, the Portfolio may, when deemed appropriate by the Adviser, invest in short-term obligations issued by state and local governmental issuers that meet the quality requirements described above and, as a result of the Tax Reform Act of 1986, carry yields that are competitive with those of other types of money market instruments of comparable quality.

THE TAX-EXEMPT MONEY MARKET PORTFOLIO

     The Tax-Exempt Money Market Portfolio's investment objective is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal. The Portfolio seeks to achieve its objective by investing substantially all of its assets in short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective political subdivisions, agencies, instrumentalities and authorities the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from regular federal income tax (collectively, "Municipal Obligations"). The Portfolio my also hold tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests.

     The Tax-Exempt Money Market Portfolio will purchase only "First Tier Eligible Securities" (as defined by the SEC) that present minimal credit risks as determined by the Adviser pursuant to guidelines approved by the Board of Directors. See "The Money Market Portfolio" above for a description of "First Tier Eligible Securities".

     Dividends paid by the Tax-Exempt Money Market Portfolio that are derived from interest attributable to tax-exempt obligations of a particular state and its political subdivisions as well as of certain other governmental issuers including Puerto Rico, Guam and the Virgin Islands may be exempt from federal and state income tax. Dividends derived from interest on obligations of other governmental issuers are exempt from federal income tax but may be subject to state income tax.

     As a matter of fundamental policy, under normal market conditions or when the Adviser deems suitable tax-exempt Municipal Obligations to be available, at least 80% of the Tax-Exempt Money Market Portfolio's total assets will be invested in Municipal Obligations. The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Adviser, suitable Municipal Obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods.

     In addition, during temporary defensive periods or if, in the opinion of the Adviser, suitable Municipal Obligations are unavailable and subject to the quality standards described above, the Tax-Exempt Money Market Portfolio may invest up to 20% of its assets in money market instruments, the income from which is subject to federal income tax. Such instruments may include obligations of the U.S. Government, its agencies or instrumentalities; debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the highest rating category by a Rating Agency; certificates of deposit or bankers' acceptances of domestic branches of U.S. banks with total assets at the time of purchase of $1 billion or more; or repurchase agreements with respect to such obligations.

THE U.S. GOVERNMENT SECURITIES PORTFOLIO

     The U.S. Government Securities Portfolio's investment objective is to seek a high rate of current income that is consistent with relative stability of principal. In pursuing its investment objective, the Portfolio invests in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities normally having remaining maturities of 1 to 30 years and repurchase agreements relating to such obligations. (For further information, see "Other Applicable Policies -- U.S. Government Obligations" below.)

     Consistent with its investment policies, the U.S. Government Securities Portfolio may invest in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgage loans, such as certificates issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") and collateralized mortgage obligations ("CMOs"). For further information regarding these instruments, see "Other Applicable Policies -- Asset-Backed Securities" below.

THE INTERMEDIATE CORPORATE BOND PORTFOLIO


     The Intermediate Corporate Bond Portfolio's investment objective is to seek as high a level of current income as is consistent with preservation of capital. In pursuing its investment objective, the Portfolio will invest, under normal market and economic conditions, at least 65% of its total assets in non-convertible corporate debt obligations, which shall mean obligations of (i) domestic or foreign business corporations, or (ii) agencies, instrumentalities or authorities which are organized in corporate form by one or more states or political subdivisions in the United States or one or more foreign governments. The Portfolio may also invest in obligations issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities, and asset-backed securities, including CMOs other mortgage-related securities. For further information regarding these instruments, see "Other Applicable
Policies -- Asset-Backed Securities" below. In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. The Portfolio seeks to provide a current yield greater than that generally available from money market instruments.


     The Portfolio may purchase debt securities which are rated at the time of purchase in one of the four highest rating categories assigned by one or more Rating Agencies or in unrated debt securities deemed by the Adviser to be of comparable quality. Under normal market and economic conditions, however, the Portfolio intends to invest at least 65% of its total assets in debt obligations rated in one of the three highest rating categories assigned by one or more Rating Agencies (or unrated debt obligations determined to be of comparable quality). Securities that are rated in the lowest of the four highest rating categories have speculative characteristics, even though they are of investment grade quality, and such securities will be purchased (and retained) only if the Adviser believes that the issuers have an adequate capacity to pay interest and repay principal. Unrated debt securities will be purchased only if they are considered by the Adviser to be at least comparable in quality at the time of purchase to instruments within the rating categories listed above. Debt securities purchased by the Portfolio whose ratings are subsequently downgraded below the four highest rating categories issued by a Rating Agency will be disposed of in an orderly manner, normally within 30 to 60 days. The applicable ratings issued by Rating Agencies are described in the Appendix to the Statement of Additional Information.



     The Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Short-term obligations in which the Portfolio may invest include (i) money market instruments, such as commercial paper, including variable and floating rate instruments, rated at the time of purchase in one of the two highest rating categories assigned by a Rating Agency or, if unrated, deemed to be of comparable quality by the Adviser at the time of purchase, and bank obligations, including bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits of U.S. and foreign banks having total assets at the time of purchase in excess of $1 billion, (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (iii) repurchase agreements. For further information regarding variable and floating rate instruments, see "The Money Market Portfolio -- Commercial Paper and Variable and Floating Rate Instruments" above. Although the Portfolio will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Adviser determines that the instrument presents minimal credit risks, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. See "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below. Investments in the obligations of foreign banks or foreign branches of U.S. banks will not exceed 25% of the Portfolio's total assets at the time of purchase.


     The Portfolio's average weighted maturity will be between three and ten years and will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors.

THE BOND INDEX PORTFOLIO

     The investment objective of the Bond Index Portfolio is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. Government, mortgage-backed, asset-backed and corporate debt securities as represented by the Lehman Brothers Aggregate Bond Index (the "Lehman Aggregate").


     The Portfolio is not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Instead, the Portfolio uses an investment strategy called "indexing" whereby it seeks to approximate the investment performance of the market segment comprised of U.S. Government, mortgage-backed, asset-backed and corporate debt securities, as represented by the Lehman Aggregate, through the use of sophisticated computer models to determine which securities should be purchased or sold, while keeping transaction and administrative costs to a minimum. The Portfolio will invest substantially all of its total assets in securities listed in the Lehman Aggregate, including without limitation, asset-backed securities. For further information regarding asset-backed securities see "Other Applicable Policies -- Asset-Backed Securities" below. The Adviser generally selects securities for the Portfolio on the basis of their weightings in the Lehman Aggregate and will only purchase a security for the Portfolio that is included in the Lehman Aggregate at the time of such purchase. The Portfolio should exhibit price and yield volatility similar to that of the Lehman Aggregate. For further information, see "Other Investment Policies -- The Indexing Approach" below and the Statement of Additional Information under "Investment Objectives and Policies -- The Indexing Approach."

     With respect to the remaining portion of its total assets, the Portfolio has the ability to hold temporary cash balances which may be invested in U.S. Government obligations and money market instruments. See "The Intermediate Corporate Bond Portfolio" above for a description of the types of money market instruments in which the Portfolio may invest and the applicable limitations with respect to such investments. If appropriate, the Portfolio may use options, futures contracts and depository receipts to hedge its positions or for other permissible purposes. The Portfolio also may enter into reverse repurchase agreements and lend its portfolio securities.


     The Lehman Aggregate. The Lehman Aggregate is composed of U.S. Government, mortgage-backed, asset-backed and non-convertible corporate debt securities that meet the following criteria: the securities have at least $100 million par amount outstanding; the securities are rated investment grade (at least Baa or BBB) by Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") (if not rated by Moody's); have at least one year until maturity; and have coupons with fixed rates. The Lehman Aggregate excludes CMOs, adjustable rate mortgages, manufactured homes, non-agency bonds, buydowns, graduated equity mortgages, project loans and nonconforming (i.e., "jumbo") mortgages. As of December 31, 1997, over 6,333 issues were included in the Lehman Aggregate, representing approximately $4.98 trillion in market value. U.S. Treasury and agency securities represented approximately 49.5% of the total market value, asset-backed and mortgage-backed securities represented approximately 31.2% of the total market value, with corporate debt securities representing the balance of approximately 19.3%. The average maturity of the Lehman Aggregate was approximately 8.7 years. The Adviser believes that the Lehman Aggregate is an appropriate benchmark for the Portfolio because it is diversified, it is familiar to investors, and it is widely accepted as a reference for bonds and other fixed income investments.


     Because of the large number of issues included in the Lehman Aggregate, the Portfolio cannot invest in all such issues. Instead, the Portfolio will hold a representative sample of approximately 100 of the securities in the Lehman Aggregate, selecting one or two issues to represent an entire "class" or type of securities in the Lehman Aggregate. At a minimum, the Portfolio seeks to hold securities which reflect the major asset classes in the Lehman Aggregate -- U.S. Treasury and agency issues, mortgage-backed securities, asset-backed securities and non-convertible corporate debt securities. As the Portfolio's assets increase, these classes will be further delineated along the lines of sector, term-to-maturity, coupon and credit ratings. This sampling technique is expected to be an effective means of substantially duplicating the price and performance provided by the securities comprising the Lehman Aggregate.


     Securities rated Baa by Moody's or BBB by S&P have speculative characteristics even though they are of investment-grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.


THE GOVERNMENT & CORPORATE BOND PORTFOLIO


     The Government & Corporate Bond Portfolio's investment objective is to seek the highest level of current income consistent with conservation of capital. In pursuing its investment objective, the Portfolio intends to invest at least 65% of its assets in fixed-income and related debt securities rated in one of the three highest rating categories assigned by a Rating Agency at the time of purchase or in unrated investments deemed by the Adviser to be of comparable quality pursuant to guidelines approved by the Fund's Board of Directors. Debt securities may include a broad range of fixed and variable rate bonds, debentures, notes, and securities convertible into or exchangeable for common stock; dollar-denominated debt obligations of foreign issuers, including foreign corporations and governments; and first mortgage loans, income participation loans, participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. Government, its agencies or instrumentalities, CMOs and other mortgage-related securities, and other asset-backed securities. For further information regarding asset-backed securities, see "Other Applicable Policies -- Asset-Backed Securities" below. The Portfolio may invest up to 10% of its total assets at the time of purchase in dollar-denominated debt obligations of foreign issuers, either directly or through American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"), and up to 25% of its total assets at the time of purchase in non-mortgage asset-backed securities, respectively. See "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EDRs."



     The Government & Corporate Bond Portfolio may purchase debt securities which are rated at the time of purchase within the four highest rating categories assigned by one or more Rating Agencies or unrated debt securities (including convertible securities) which the Adviser believes present attractive opportunities and are of at least comparable quality to instruments so rated. The Portfolio's dollar-weighted average portfolio quality is expected to be at least "A" or higher. Securities rated in the lowest of the above four rating categories have speculative characteristics, even though they are of investment-grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. Such securities will be purchased (and retained) only when the Adviser believes the issuers have an adequate capacity to pay interest and repay principal. (For a description of the rating categories of Rating Agencies, see Appendix A to the Statement of Additional Information.) In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. The Portfolio seeks to provide a current yield greater than that generally available from money market instruments.



     The Government & Corporate Bond Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Short-term obligations include, but are not limited to, commercial paper, bankers' acceptances, certificates of deposit, demand and time deposits of domestic and foreign banks and savings and loan associations, repurchase agreements and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.


THE SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO

     The Short-Intermediate Municipal Portfolio's investment objective is to seek as high a level of current income, exempt from regular federal income tax, as is consistent with preservation of capital. The Portfolio seeks to achieve its objective by investing substantially all of its assets in investment grade Municipal Obligations. As a matter of fundamental policy, under normal market conditions at least 80% of the Portfolio's total assets will be invested in Municipal Obligations, primarily bonds (at least 65% under normal market conditions).


     The Short-Intermediate Municipal Portfolio invests in Municipal Obligations that are rated at the time of purchase within the four highest rating categories assigned by one or more Rating Agencies. The Portfolio may also invest in short-term Municipal Obligations such as municipal notes, tax-exempt commercial paper, and variable and floating rate demand obligations that are rated at the time of purchase within the two highest rating categories assigned by a Rating Agency. Municipal Obligations rated in the lowest of the four highest rating categories for bonds are considered to have speculative characteristics, even though they are of investment grade quality. Such bonds will be purchased only if the Adviser believes they have an adequate capacity to pay interest and repay principal. Unrated obligations will be purchased only if they are considered by the Adviser to be at least comparable in quality at the time of purchase to instruments within the rating categories listed above. Municipal Obligations purchased by the Portfolio whose ratings are subsequently downgraded below the four highest rating categories assigned by a Rating Agency will be disposed of in an orderly manner, normally within 30-60 days. The applicable ratings issued by Rating Agencies are described in the Appendix to the Statement of Additional Information.


     In addition, the Short-Intermediate Municipal Portfolio may from time to time during temporary defensive periods, invest in taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Such instruments may include obligations of the U.S.

Government, its agencies or instrumentalities; debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the two highest rating categories assigned by a Rating Agency; or repurchase agreements with respect to such obligations.


     During temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable, the Short-Intermediate Municipal Portfolio may also hold uninvested cash reserves which do not earn income pending investment. There is no percentage limitation on the amount of assets that may be held uninvested during these temporary defensive periods.


     The Short-Intermediate Municipal Portfolio's average dollar-weighted maturity will be between two and five years and will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors.


THE MISSOURI TAX-EXEMPT BOND PORTFOLIO

     The Missouri Tax-Exempt Bond Portfolio's investment objective is to seek as high a level of interest income exempt from federal income tax as is consistent with conservation of capital. In pursuing its investment objective, the Portfolio invests substantially all of its assets in investment-grade Missouri Municipal Obligations (which, to the extent possible, are also exempt from Missouri state income tax).

     Dividends paid by the Missouri Tax-Exempt Bond Portfolio that are derived from interest attributable to tax-exempt obligations of the State of Missouri and its political subdivisions as well as of certain other governmental issuers including Puerto Rico, Guam and the Virgin Islands ("Missouri Municipal Obligations") are exempt from federal and Missouri income tax. Dividends derived from interest on obligations of other governmental issuers are exempt from federal income tax but may be subject to Missouri income tax.

     As a matter of fundamental policy, under normal market conditions, at least 65% of the Missouri Tax-Exempt Bond Portfolio's total assets will be invested in Missouri Municipal Obligations. The Portfolio will seek to maximize the proportion of its dividends which are exempt from both federal and Missouri income tax and presently expects to invest substantially all of its total assets in Missouri Municipal Obligations.


     The Missouri Tax-Exempt Bond Portfolio invests in Municipal Obligations that are rated at the time of purchase within the four highest rating categories assigned by one or more Rating Agencies. The Portfolio may also invest in short-term Municipal Obligations such as municipal notes, tax-exempt commercial paper and variable or floating rate demand obligations that are rated at the time of purchase within the two highest rating categories assigned by a Rating Agency. Municipal Obligations rated in the lowest of the four highest rating categories for bonds are considered to have speculative characteristics, even though they are of investment grade quality. Such bonds will be purchased only if the Adviser believes the issuers have an adequate capacity to pay interest and repay principal. Unrated obligations will be purchased only if they are considered by the Adviser to be at least comparable in quality at the time of purchase to instruments within the rating categories listed above. The applicable ratings issued by Rating Agencies are described in the Appendix to the Statement of Additional Information.


     As a matter of fundamental policy, under normal market conditions or when the Adviser deems suitable tax-exempt Municipal Obligations to be available, at least 80% of the Missouri Tax-Exempt Bond Portfolio's total assets will be invested in Municipal Obligations. The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Adviser, suitable Municipal Obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods.

     In addition, during temporary defensive periods or if, in the opinion of the Adviser, suitable Municipal Obligations are unavailable and subject to the quality standards described above, the Missouri Tax-Exempt Bond Portfolio may invest up to 20% of its assets in money market instruments, the income from which is subject to federal income tax. See "The Tax-Exempt Money Market Portfolio" above for a description of the types of taxable money market instruments in which the Portfolio may invest.

     The Missouri Tax-Exempt Bond Portfolio's average weighted maturity will vary in light of market and economic conditions, the comparative yields on instruments with different maturities, and other factors.

THE NATIONAL MUNICIPAL BOND PORTFOLIO


     The National Municipal Bond Portfolio's investment objective is to seek as high a level of current income exempt from regular federal income tax as is consistent with conservation of capital. In pursuing its investment objective, the Portfolio intends to invest, under normal market and economic conditions, substantially all of its assets in investment grade Municipal Obligations. As a matter of fundamental policy, under normal market and economic conditions at least 80% of the Portfolio's total assets will be invested in Municipal Obligations, primarily bonds (at least 65% under normal market conditions).



     The Portfolio may purchase Municipal Obligations that are rated at the time of purchase in one of the four highest rating categories assigned by one or more Rating Agencies or in unrated Municipal Obligations deemed by the Adviser to be of comparable quality. Under normal market and economic conditions, however, the Portfolio intends to invest at least 65% of its assets in Municipal Obligations rated at the time of purchase in one of the three highest rating categories assigned by one or more Rating Agencies (or unrated Municipal Obligations determined to be of comparable quality). Securities that are rated in the lowest of the four highest rating categories are considered to have speculative characteristics, even though they are of investment grade quality, and will be purchased (and retained) only if the Adviser believes that the issuers have an adequate capacity to pay interest and repay principal. Unrated obligations will be purchased only if they are considered by the Adviser to be at least comparable in quality at the time of purchase to instruments within the rating categories listed above. Municipal Obligations purchased by the Portfolio whose ratings are subsequently downgraded below the four highest rating categories assigned by a Rating Agency will be disposed of in an orderly manner, normally within 30 to 60 days. The applicable ratings issued by Rating Agencies are described in the Appendix to the Statement of Additional Information.



     In addition, the Portfolio may from time to time during temporary defensive periods, invest in taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Such instruments may include obligations of the U.S. Government, its agencies or instrumentalities and debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the two highest rating categories assigned by one or more Rating Agencies. The Portfolio does not intend to invest in taxable obligations under normal market conditions.


     During temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable, the Portfolio may also hold uninvested cash reserves which do not earn income pending investment. There is no percentage limitation on the amount of assets that may be held uninvested during these temporary defensive periods. The Portfolio does not intend to hold uninvested cash reserves under normal market conditions.

     The Portfolio's average dollar-weighted maturity will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors.

THE EQUITY INCOME PORTFOLIO


     The Equity Income Portfolio's investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation. In pursuing its investment objective, the Portfolio intends to invest, under normal market and economic conditions, substantially all of its assets in common stock, preferred stock, rights, warrants, and securities convertible into common stock. The Adviser will select stocks based on a number of quantitative factors, including dividend yield, current and future earnings potential compared to stock prices, total return potential and other measures of value, such as cash flow, asset value or book value, if appropriate. Stocks purchased for the Portfolio generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market. A convertible security may be purchased for the Portfolio when, in the Adviser's opinion, the price and yield of the convertible security is favorable as compared to the price and yield of the common stock. The stocks or securities in which the Portfolio invests may be expected to produce an above average level of income (as measured by the Standard & Poor's 500 Composite Stock Price Index). Under normal market and economic conditions, at least 65% of the Portfolio's total assets will be invested in income-producing equity securities.


     The Portfolio may invest indirectly in foreign securities through the purchase of ADRs and EDRs, but will not do so if, immediately after and as a result of the purchase, the value of ADRs and EDRs would exceed 15% of the Portfolio's total assets. For further information, see "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EDRs".



     The Portfolio reserves the right to hold as a temporary defensive measure during abnormal market or economic conditions up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, such abnormal market or economic conditions warrant. See "The Intermediate Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest and the applicable limitations with respect to such investments.


THE EQUITY INDEX PORTFOLIO

     The investment objective of the Equity Index Portfolio is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").


     Like the Bond Index Portfolio, the Equity Index Portfolio is not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Instead, the Portfolio uses an investment strategy called "indexing" whereby it seeks to approximate the investment performance of the market segment comprised of U.S. publicly traded common stocks with large stock market capitalizations, as represented by the S&P 500, through the use of sophisticated computer models to determine which securities should be purchased or sold, while keeping transaction and administrative costs to a minimum. The Portfolio will invest substantially all of its total assets in securities listed in the S&P 500. The Adviser generally selects securities for the Portfolio on the basis of their weightings in the S&P 500 and will only purchase a security for the Portfolio that is included in the S&P 500 at the time of such purchase. The Portfolio should exhibit price volatility similar to that of the S&P 500. For further information, see "Other Investment Policies -- The Indexing Approach" below and the Statement of Additional Information under "Investment Objectives and Policies -- The Indexing Approach."


     With respect to the remaining portion of its total assets, the Portfolio has the ability to hold temporary cash balances which may be invested in U.S. Government obligations and money market instruments. See "The Intermediate Corporate Bond Portfolio" above for a description of the money market instruments in which the Portfolio may invest and the applicable limitations with respect to such investments. If appropriate, the Portfolio may use options, futures contracts and depository receipts to hedge its positions or for other permissible purposes. The Portfolio also may enter into reverse repurchase agreements and lend its portfolio securities.


     The S&P 500. The S&P 500 is composed of approximately 500 common stocks, most of which are listed on the New York Stock Exchange. S&P chooses the stocks for the S&P 500 on a statistical basis. As of December 31, 1997 the stocks in the S&P 500 have an average market capitalization of $7.784 trillion and account for approximately 70% of the total market value of all U.S. common stocks. Normally, the Equity Index Portfolio will hold all 500 stocks in the S&P 500 and will hold each stock in approximately the same percentage as that stock represents in the S&P 500. Under certain circumstances, the Portfolio may not hold all 500 stocks in the S&P 500, for example because of changes in the S&P 500, or as a result of shareholder activity in the Portfolio. The Portfolio will rebalance its holdings monthly to reflect changes in the S&P 500. "Market capitalization" for a company is the market price per share of stock multiplied by the number of shares outstanding. The Adviser believes that the S&P 500 is an appropriate benchmark for the Portfolio because it is diversified, it is familiar to many investors and it is widely accepted as a reference for common stock investments.

THE GROWTH & INCOME EQUITY PORTFOLIO


     The Growth & Income Equity Portfolio's investment objective is to provide long-term capital growth, with income a secondary consideration. In pursuing its investment objective, the Portfolio normally invests substantially all of its assets in common stock, preferred stock, rights, warrants and securities convertible into common stock. The Adviser selects stocks based on a number of factors, including historical and projected earnings, growth and asset value, earnings compared to stock prices generally (as measured by the S&P 500), and consistency of earnings growth and earnings quality. Stocks purchased for the Portfolio generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market. A convertible security may be purchased for the Portfolio when, in the Adviser's opinion, the price and yield of the convertible security is favorable compared to the price and yield of the common stock. The stocks or securities in which the Portfolio invests may be expected to produce some income but income is not a major criterion in their selection.



     The Growth & Income Equity Portfolio may invest indirectly in foreign securities through the purchase of ADRs and EDRs but will not do so if, immediately after and as a result of the purchase, the value of ADRs and EDRs would exceed 15% of the Portfolio's total assets. For further information, see "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EDRs." The Portfolio may also invest in Canadian securities listed on a national securities exchange.



     The Growth & Income Equity Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. See "The Government & Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest.


THE GROWTH EQUITY PORTFOLIO

     The Growth Equity Portfolio's investment objective is capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in equity securities of companies selected on the basis of assessment of earnings and the risk and volatility of each company's business. Other factors, such as product position or market share, will also be considered by the Adviser.


     The Growth Equity Portfolio invests primarily in equity securities of companies selected by the Adviser on the basis of traditional research techniques. The equity securities in which the Portfolio invests are primarily those of middle to large capitalization issuers whose shares are listed on the New York and American Stock Exchanges and Nasdaq. Company earnings are the primary consideration in selecting portfolio securities. The Portfolio may invest in common stocks, preferred stocks, convertible securities, corporate bonds, debentures, notes, warrants, and put and call options on stocks, although normally it will invest at least 65% of its total assets in equity securities, including common stocks. Debt obligations purchased by the Portfolio may include variable and floating rate instruments, including variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. See "The Money Market Portfolio" above for a description of certain risks in investing in variable and floating rate obligations. Debt obligations in which the Portfolio invests will be rated at the time of purchase in one of the four highest rating categories assigned by one or more Rating Agencies or, if unrated, will be deemed to be of comparable quality by the Adviser. Securities that are rated in the lowest of the four highest rating categories have speculative characteristics, even though they are of investment grade quality, and changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated securities. Downgrades will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If it is determined not to be an acceptable investment, the security will be sold. The applicable ratings categories of Rating Agencies are described in Appendix A to the Statement of Additional Information.



     The Growth Equity Portfolio may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depository receipts, such as ADRs. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Portfolio will not invest in the securities of a foreign issuer if any such risk appears to the Adviser to be substantial. The Portfolio may not invest more than 5% of its total assets in securities of foreign issuers. For further information on the risks of foreign securities, see "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below and the Statement of Additional Information on the "Investment Objectives and Policies -- ADRs and EDRs."



     In such proportions as, in the judgment of the Adviser, prevailing market conditions warrant, the Growth Equity Portfolio may, for temporary defensive purposes, invest in short-term money market instruments, securities issued and/or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements. See "The Intermediate Corporate Bond Portfolio" above for further information on the types of short-term obligations in which the Portfolio may invest.


THE SMALL CAP EQUITY PORTFOLIO


     The Small Cap Equity Portfolio's investment objective is capital appreciation. Current income is an incidental consideration in the selection of portfolio securities. In pursuing its investment objective, the Portfolio normally invests at least 65% of its total assets in common stock of emerging or established small- to medium-sized companies with above-average potential for price appreciation. The market capitalization of the issuers of securities purchased by the Portfolio will normally range from $100 million to $2 billion at the time of purchase. The Portfolio may invest in preferred stock, rights, warrants, and securities convertible into common stock. It may invest a portion of its assets in established larger companies that, in the opinion of the Adviser, offer improved growth possibilities because of rejuvenated management, product changes, or other developments that might stimulate earnings or asset growth, or in companies that seem undervalued relative to their underlying assets. The Portfolio does not intend to invest more than 5% of the value of its total assets in the securities of unseasoned companies, that is, companies (or their predecessors) with less than three years' continuous operation.



     The Small Cap Equity Portfolio may also invest a portion of its assets in smaller companies that have limited specialized-product lines, markets or financial resources, or are dependent upon one-person management. The securities of such smaller companies may have limited marketability, may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general, and may involve greater risk than is customarily associated with more established companies. To qualify for investment by the Portfolio, however, a company will be expected to have, in the opinion of the Adviser, above-average possibilities for capital appreciation (when compared with the average appreciation of companies whose securities are included in the S&P 500).



     The Small Cap Equity Portfolio uses a research intensive approach and valuation techniques that emphasize earnings and asset growth. The Adviser selects stocks based on a number of factors, including historical and projected earnings, asset value, potential for price appreciation and earnings growth, and quality of products manufactured and/or services offered. Stocks purchased for the Portfolio may be listed on a national securities exchange or may be unlisted securities with or without an established over-the-counter market. The Portfolio may also invest in initial public offerings of new companies that demonstrate the potential for price appreciation. A convertible security may be purchased for the Portfolio when, in the Adviser's opinion, the price of the convertible security is favorable compared to the price of the common stock. In general, the Portfolio's stocks and other securities will be diversified over a number of industry groups in an effort to reduce the risks inherent in such investments.

     The Small Cap Equity Portfolio may invest indirectly in foreign securities through the purchase of such obligations as ADRs and EDRs but will not do so if, immediately after and as a result of the purchase, the value of ADRs and EDRs would exceed 25% of the Portfolio's total assets. For further information, see "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EDRs." The Portfolio may also invest in securities issued by Canadian corporations and Canadian counterparts of U.S. corporations, which may or may not be listed on a national securities exchange or traded in over-the-counter markets.



     The Small Cap Equity Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. See "The Government & Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest.


THE SMALL CAP EQUITY INDEX PORTFOLIO

     The investment objective of the Small Cap Equity Index Portfolio is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. common stocks with smaller stock market capitalizations as represented by the Standard & Poor's SmallCap 600 Stock Price Index (the "S&P SmallCap 600").


     Like the Bond Index and Equity Index Portfolios, the Small Cap Equity Index Portfolio is not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Instead, the Portfolio uses an investment strategy called "indexing", whereby it seeks to approximate the investment performance of the market segment comprised of U.S. common stocks with smaller stock market capitalizations, as represented by the S&P SmallCap 600, through the use of sophisticated computer models to determine which stocks should be purchased or sold, while keeping transaction and administrative costs to a minimum. The Portfolio will invest substantially all but no less than 80% of its total assets in securities listed on the S&P SmallCap 600. The Adviser generally selects securities for the Portfolio on the basis of their weightings in the S&P SmallCap 600. The Portfolio will only purchase a common stock that is included in the S&P SmallCap 600 at the time of such purchase. The Portfolio should exhibit price volatility similar to that of the S&P SmallCap 600. For further information, see "Other Investment Policies -- The Indexing Approach" below and the Statement of Additional Information under "Investment Objectives and Policies -- The Indexing Approach."


     With respect to the remaining portion of its total assets, the Portfolio has the ability to hold temporary cash balances which may be invested in U.S. Government obligations and money market instruments, including variable and floating rate instruments such as master demand notes. See "The Intermediate Corporate Bond Portfolio" above for a description of the money market instruments in which the Portfolio may invest and the applicable limitations with respect to such instruments. See "The Money Market Portfolio" above for a description of certain risks in investing in variable and floating rate obligations. If appropriate, the Portfolio may use options, futures contracts and depository receipts to hedge its positions or for other permissible purposes. The Portfolio also may enter into repurchase and reverse repurchase agreements and lend its portfolio securities.


     The S&P SmallCap 600. The S&P SmallCap 600 is composed of approximately 600 common stocks. These companies are chosen to be a part of the S&P SmallCap 600 based upon their market size, liquidity and industry group representation. As of December 31, 1997, stocks in the S&P SmallCap 600 had a market capitalization of $1.985 billion. To be included in the S&P SmallCap 600, stock selections are also screened by S&P for trading volume, ownership concentration, share price and bid/ask spreads. Normally, the Portfolio will hold all 600 stocks in the S&P SmallCap 600 and will hold each stock in approximately the same percentage as that stock represents in the S&P SmallCap 600. Under certain circumstances, the Portfolio may not hold all 600 stocks in the S&P SmallCap 600, for example, because of changes in the S&P SmallCap 600, or as a result of shareholder activity in the

Portfolio. The Portfolio will rebalance its holdings periodically to reflect changes in the S&P SmallCap 600. "Market capitalization" for a company is the market price per share of stock multiplied by the number of shares outstanding. The Adviser believes that the S&P SmallCap 600 is an appropriate benchmark for the Portfolio because it represents a diversified array of small capitalization companies, it is familiar to many investors and it is widely accepted as a reference for small capitalization common stock investments.


     The S&P SmallCap 600 Index has above-average risk and may fluctuate more than the S&P 500 Stock Price Index, which invests in stocks of larger, more established companies. Small capitalization companies may be subject to more abrupt or erratic price movements than the stocks of larger, established companies or the stock market as a whole. Among the reasons for this greater price volatility are the less than certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such stocks and the greater exposure of small capitalization companies to changing economic conditions. In addition, such companies often have limited product lines, smaller markets or fewer financial resources. Because of the risks associated with investing in the small companies that comprise the S&P SmallCap 600, shareholders should consider an investment in the Portfolio to be long-term. The Small Cap Equity Index Portfolio is not designed to provide investors with a means to speculate on short-term movements in the stock market.


THE INTERNATIONAL EQUITY PORTFOLIO


     The International Equity Portfolio's investment objective is to provide capital growth consistent with reasonable investment risk. The Portfolio seeks to achieve this objective by investing principally in foreign equity securities, most of which will be denominated in foreign currencies. During normal market conditions, the Portfolio will invest substantially all of its assets in securities of companies which derive more than 50% of their gross revenues from, or have more than 50% of their assets outside, the United States. Additionally, under normal market conditions, the Portfolio will invest in equity securities from at least three different countries (excluding the United States). However, the Portfolio may invest all of its assets in a single country during temporary defensive periods.



     The International Equity Portfolio expects to invest at least 50% of its assets in securities of companies located either in developed countries in Western Europe or in Japan, although it may also purchase securities of companies located in other developed countries and developing countries. For further information, see "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below.



     By investing in foreign securities, the International Equity Portfolio will attempt to take advantage of differences between economic trends and the performance of securities markets in various countries, regions and geographic areas. The Portfolio will achieve diversification by investing in securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The multinational character of the Portfolio's investments should reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by the Portfolio's investments in one foreign market may offset gains from the Portfolio's investments in another market.



     Equity securities in which the International Equity Portfolio may invest include common stock, preferred stock, rights, warrants and securities convertible into common stock. A convertible security may be purchased for the Portfolio when, in the Adviser's or Sub-Adviser's opinion, the price and yield of the convertible security is favorable as compared to the price and yield of the common stock.


     During temporary defensive periods, when deemed necessary by the Adviser or Sub-Adviser, the International Equity Portfolio may invest up to 100% of its assets in U.S. Government obligations or debt obligations of companies incorporated and having their principal business activities in the United States. The Portfolio does not intend to invest in such securities for the purpose of meeting its investment objective.

     The International Equity Portfolio may also invest, without limitation, in foreign securities through the purchase of ADRs and EDRs. For further information, see "Risk Factors -- Risks Associated with

Foreign Securities and Currencies" below and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EDRs."


     The International Equity Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser or Sub-Adviser, prevailing market or economic conditions warrant. See "The Government & Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest.


     Although investing in any mutual fund has certain inherent risks, an investment in the International Equity Portfolio may have even greater risks than investments in most other types of mutual funds. The Portfolio is not a complete investment program, and it may not be appropriate for investors who cannot financially bear the loss of at least a significant portion of their investment. The Portfolio's net asset value per Share is subject to rapid and substantial changes because greater risk is assumed in seeking the Portfolio's objective. See "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below.

THE BALANCED PORTFOLIO


     The Balanced Portfolio's investment objective is to maximize total return through a combination of growth of capital and current income consistent with the preservation of capital. The Portfolio seeks to achieve its objective by using a disciplined approach of allocating assets primarily among three major asset groups, i.e. equity securities, fixed income securities and cash equivalents. In pursuing the Portfolio's investment objective, the Adviser allocates the Portfolio's assets based upon its evaluation of the relative attractiveness of the major asset groups. In an effort to better quantify the relative attractiveness of the major asset groups over a one- to three-year period of time, the Adviser has incorporated into its asset allocation decision-making process several dynamic computer models which it has created. The purpose of these models is to show the statistical impact of the Adviser's economic outlook upon the future returns of each asset group. The models are especially sensitive to the forecasts for inflation, interest rates and long-term corporate earnings growth. Investment returns are normally heavily impacted by such variables and their expected changes over time. Therefore, the Adviser's method attempts to take advantage of changing economic conditions by increasing or decreasing the ratio of stocks to bonds in the Portfolio. For example, if the Adviser expected more rapid economic growth leading to better corporate earnings, it would increase the Portfolio's holdings of equity securities and reduce its holdings of fixed income securities and cash equivalents.


     Under normal market conditions, the Balanced Portfolio's policy is generally to invest at least 25% of the value of its total assets in fixed income securities and no more than 75% in equity securities. The actual percentage of assets invested in equity securities, fixed income securities and cash equivalents will vary from time to time, depending on the judgment of the Adviser as to general market and economic conditions, trends and yields, interest rates and fiscal and monetary developments.

     The equity securities in which the Balanced Portfolio normally invests include common stock, preferred stock, rights, warrants and securities convertible into common or preferred stock. For further information regarding these instruments, see "The Equity Income Portfolio" and "The Growth & Income Equity Portfolio" above.


     The fixed income securities in which the Balanced Portfolio invests include U.S. Government securities or other fixed income and related debt securities rated in one of the four highest rating categories assigned by one or more Rating Agencies at the time of purchase or in unrated securities deemed by the Adviser to be of comparable quality pursuant to guidelines approved by the Fund's Board of Directors. For further information regarding these instruments, see "The Government & Corporate Bond Portfolio" above.


     The Balanced Portfolio may purchase asset-backed securities. For further information regarding these instruments, see "Other Applicable
Policies -- Asset-Backed Securities" below.

     The Balanced Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. See "The Government & Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest.


RISK FACTORS


     MARKET RISK. The Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index and International Equity Portfolios invest primarily, and the Balanced Portfolio invests to a significant degree, in equity securities. As with other mutual funds that invest primarily or to a significant degree in equity securities, these Portfolios are subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time and both the U.S. and certain foreign equity markets tend to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. As of the date of this Prospectus, U.S. stock market were trading at or close to record high levels and there can be no guarantee that such levels will continue.


     INTEREST RATE RISK. Generally, the market value of fixed income securities, including Municipal Obligations, held by the Portfolios can be expected to vary inversely to changes in prevailing interest rates. During periods of declining interest rates, the market value of investment portfolios comprised primarily of fixed income securities will tend to increase, and during periods of rising interest rates, the market value will tend to decrease. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also offset the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not offset cash income from such securities but will be reflected in a Portfolio's net asset value.


     RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES. Investments in securities of foreign issuers, whether made directly or indirectly, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.


     There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the United States. In the event of a default by the issuer of a foreign security, it may be more difficult to obtain or enforce a judgment against such issuer than it would be against a domestic issuer. In addition, foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certain of the risks associated with international investments are heightened with respect to investments in developing countries. The risks of expropriation, nationalization and social, political and economic instability are greater in those countries than in more developed capital markets. In addition, developing countries may have economies based on only a few industries and small securities markets with a low volume of trading. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the International Equity Portfolio and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

     Certain countries may also impose restrictions on the International Equity Portfolio's ability to repatriate investment income or capital. Even when there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the International Equity Portfolio.


     Governments of many developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government may own or control many companies, including the largest company or companies. As such, government actions in the future could have a significant effect on economic conditions in these countries, affecting private sector companies, the International Equity Portfolio and the value of its portfolio securities.


     Since the International Equity Portfolio will invest substantially in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the International Equity Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets and the regulatory control of the exchanges on which the currencies trade. These forces are themselves affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Costs are incurred in connection with conversions between various currencies.

     The expense ratio of the International Equity Portfolio can be expected to be higher than that of funds investing in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

     Interest and dividends payable on the International Equity Portfolio's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax provisions, they may reduce the net return to the Portfolio's shareholders. For further information, see "Taxes."

     In addition to the International Equity Portfolio, other Portfolios may be subject to certain of the risks described above in connection with investment in foreign securities.


     RISK ASSOCIATED WITH MUNICIPAL OBLIGATIONS. The ability of the Tax-Exempt Money Market, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios (collectively, the "Tax-Exempt Portfolios") to achieve their respective investment objectives are dependent upon the ability of issuers of Municipal Obligations to meet their continuing obligations for the payment of principal and interest. There are additional risks associated with investment in the Missouri Tax-Exempt Bond Portfolio because it invests its assets predominantly in Missouri Municipal Obligations. The Missouri Constitution imposes a limit on the amount of taxes that may be imposed by the General Assembly during any fiscal year. No assurances can be given that the amount of revenue derived from taxes will remain at its current level or that the amount of federal grants previously provided to the State will continue. The State of Missouri is barred by its constitution from issuing debt instruments to fund government operations, although it is authorized to issue bonds to finance or refinance the cost of capital projects upon approval by the voters. In the past, the State has issued two types of bonds to raise capital -- general obligation bonds and revenue bonds. Payments on general obligation bonds are made from the General Revenue Fund. Therefore, if the State is unable to increase its tax revenues, the State's ability to make the payments on the existing obligations may be adversely affected. The State also is authorized to issue revenue bonds, which generally provide funds for a specific project, and repayments are generally limited to the revenues from that project. The State may, however, enact a tax specifically to repay the State's revenue bonds. Therefore, a reduction of revenues on a project financed by revenue bonds may adversely affect the State's ability to make payments on such bonds. No assurances can be given that the State will receive sufficient revenues from the projects, or that the State will enact and collect a tax to be used to make the required payments on such bonds. The information contained herein is not intended to be a complete discussion of all relevant risk factors for the Missouri Tax-Exempt Bond Portfolio, and there may be other factors not discussed herein that may adversely affect the value of and the payment of interest and principal on the debt obligations of the State of Missouri and its local governmental entities. See the Statement of Additional Information for additional risks in connection with the Portfolio's investments in Missouri Municipal Obligations.



     ADDITIONAL RISKS AND OTHER CONSIDERATIONS. Although the Tax-Exempt Money Market, Short-Intermediate Municipal and National Municipal Bond Portfolios may invest 25% or more of their respective net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds, no Portfolio presently intends to do so unless in the opinion of the Adviser the investment is warranted. Although the Missouri Tax-Exempt Bond Portfolio does not presently intend to do so on a regular basis, it may invest more than 25% of its assets in industrial development bonds issued before August 7, 1986, the interest on which is not treated as a specific tax preference item under the federal alternative minimum tax, and in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investments are deemed necessary or appropriate by the Adviser. To the extent that a Portfolio's assets are invested in Municipal Obligations the issuers of which are in the same state or that are payable from the revenues of similar projects or in private activity bonds, a Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested. See "Investment Objectives and Policies -- Municipal Obligations" in the Statement of Additional Information.



     Each of the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolios is classified as non-diversified under the 1940 Act. Investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political, and regulatory developments than a diversified investment portfolio with similar objectives.



     Investors in the Missouri Tax-Exempt Bond Portfolio should consider the risk inherent in such Portfolio's concentrations in Missouri Municipal Obligations versus the safety that comes with a less geographically concentrated investment portfolio, and should compare the yields and tax-equivalent yields available on portfolios of Missouri Municipal Obligations with the yields and tax-equivalent yields of more diversified portfolios with securities of comparable quality, including non-Missouri securities, before making an investment decision.



     Municipal Obligations purchased by the Tax-Exempt Portfolios may be backed by letters of credit or guarantees issued by domestic or foreign banks and other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or a guarantee with respect to a Municipal Obligation held by a Tax-Exempt Portfolio could have an adverse effect on the Portfolio's investment portfolio and the value of its Shares. Foreign letters of credit and guarantees involve certain risks in addition to those of domestic obligations, including less stringent reserve requirements and different accounting, auditing and recordkeeping requirements.


     Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax (and, with respect to Missouri Municipal Obligations, to the exemption from Missouri income tax) are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity and the tax-exempt status of payments received by a Portfolio from tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Tax-Exempt Portfolios and their Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative security, or the bases for such opinions.

OTHER APPLICABLE POLICIES

     The investment policies described in this Prospectus are among those which one or more of the Portfolios have the ability to utilize. Some of these policies may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular policy, method or technique carries no implication that it will be utilized or, if it is, that it will be successful.


     U.S. GOVERNMENT OBLIGATIONS. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of a Portfolio. Certain U.S. Government securities held by the Treasury Money Market, Money Market or Tax-Exempt Money Market Portfolios may have remaining maturities exceeding thirteen months if such securities provide for adjustments in their interest rates no less frequently than every thirteen months. Examples of the types of U.S. Government obligations that may be held by the Portfolios, subject to their respective investment objectives and policies, include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, FNMA, FHLMC, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Resolution Trust Corporation, and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. There is no assurance that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.


     STRIPPED GOVERNMENT SECURITIES. To the extent consistent with their respective investment policies, each Portfolio may invest in bills, notes and bonds (including zero coupon bonds) issued by the U.S. Treasury. In addition, each Portfolio (except the Tax-Exempt Money Market, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, Growth Equity, Equity Index and Small Cap Equity Index Portfolios) may also invest in "stripped" U.S. Treasury obligations offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program or other stripped securities issued directly by agencies or instrumentalities of the U.S. Government (and, with respect to the Treasury Money Market Portfolio only, that are also guaranteed as to principal and interest by the U.S. Government). STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. Government that clear through the Federal Reserve System. The Money Market, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Growth & Income Equity, Small Cap Equity and Balanced Portfolios may also purchase U.S. Treasury and agency securities that are stripped by brokerage firms and custodian banks and sold under proprietary names. These stripped securities are resold in custodial receipt programs with a number of different names (such as TIGRs and CATS) and are not considered U.S. Government securities for purposes of the 1940 Act.


     Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Adviser will consider the liquidity needs of a Portfolio when any investments in zero coupon obligations or other principal-only obligations are made.


     REPURCHASE AGREEMENTS. Under certain circumstances described above and subject to their respective investment policies, each Portfolio (except the National Municipal Bond Portfolio) may agree to purchase U.S. Government securities from financial institutions such as banks and broker-dealers, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price

("repurchase agreements"). A Portfolio will enter into repurchase agreements only with financial institutions such as banks and broker-dealers that the Adviser or Sub-Adviser believes to be creditworthy. During the term of any repurchase agreement, the Adviser or Sub-Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price (including accrued interest). Default by a seller could expose a Portfolio to possible loss because of adverse market action or possible delay in disposing of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Although no Portfolio presently intends to enter into repurchase agreements providing for settlement in more than seven days, each Portfolio does have the authority to do so subject to its limitation on the purchase of illiquid securities described below. Repurchase agreements are considered to be loans under the 1940 Act. The income on repurchase agreements is taxable. See "Taxes" below.


     REVERSE REPURCHASE AGREEMENTS. Subject to their investment policies, each Portfolio (except the Treasury Money Market Portfolio and the Tax-Exempt Portfolios) may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with their respective investment limitations below. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at an agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price which the Portfolio is obligated to pay. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.



     SECURITIES LENDING. To increase return or offset expenses, each Portfolio (except the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolios) may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, or its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank that has at least $1.5 billion in total assets, or any combination thereof. The collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Portfolio. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. In accordance with current SEC policies, each Portfolio is currently limiting its securities lending to 33 1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. Loans are subject to termination by a Portfolio or a borrower at any time.


     SECURITIES OF OTHER INVESTMENT COMPANIES. Under certain circumstances described above and subject to their respective investment policies and limitations, each Portfolio may invest in securities issued by other investment companies, limited with respect to each Portfolio other than the Growth Equity Portfolio to investment companies which determine their net asset value per Share based on the amortized cost or penny-rounding method and which invest in securities in which the Portfolio is permitted to invest. Each Portfolio may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition on a Portfolio investing more than 10% of the value of its total assets in such securities. Investments in other investment companies will cause a Portfolio (and, indirectly, the Portfolio's shareholders) to bear proportionately the cost incurred in connection with the operations of such other investment companies. In addition, investment companies in which a Portfolio may invest may impose a sales or distribution charge in connection with the purchase or redemption of their shares as well as other types of commissions or charges (no sales charge will be paid by the Missouri Tax-Exempt Bond Portfolio in connection with such investments). Such charges will be payable by a Portfolio and, therefore, will be borne indirectly by its shareholders. See the Statement of Additional Information under "Investment

Objectives and Policies -- Securities of Other Investment Companies." The income on securities of other investment companies may be taxable to investors at the state or local level. See "Taxes" below.


     WHEN-ISSUED PURCHASES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS. Each Portfolio may purchase securities on a "when-issued" basis and, except for the Growth Equity Portfolio, may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Portfolio to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit a Portfolio to lock-in a price or yield on a security, regardless of future changes in interest rates. Additionally, the Short-Intermediate Municipal, National Municipal Bond and Growth Equity Portfolios may purchase or sell securities on a "delayed settlement" basis. This refers to a transaction in the secondary market that will settle some time in the future. When-issued purchases, forward commitments and delayed settlement transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date. Each Portfolio expects that these transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. No Portfolio intends to engage in such transactions for speculative purposes but only for the purpose of acquiring portfolio securities.


     OPTIONS. Each of the Equity and Bond Portfolios (except the Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios) may purchase put options and each Portfolio (except the Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond and Growth Equity Portfolios) may purchase call options. Except as described below with respect to the Growth Equity Portfolio, such options will be listed on a national securities exchange and issued by the Options Clearing Corporation. Each Portfolio other than the Growth Equity Portfolio will limit the purchase of options to an amount not exceeding 10% of the value of its net assets. Such options may relate to particular securities or, with respect to each Portfolio other than the Growth Equity Portfolio, to various stock or bond indices. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the option writer. Such transactions will be entered into only as a hedge against fluctuations in the value of securities which a Portfolio holds or intends to purchase.


     Each of the Equity and Bond Portfolios (except the Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios) may also write covered call options. A covered call option is an option to acquire a security that a Portfolio owns or has the right to acquire during the option period. Except as described below with respect to the Growth Equity Portfolio, such options will be listed on a national securities exchange and issued by the Options Clearing Corporation.



     The Growth Equity Portfolio may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by such Portfolio are not traded on a national securities exchange. Over-the-counter options are two-party contracts with price and terms negotiated between the buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation such as the Options Clearing Corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.


     The International Equity Portfolio may write covered call options, buy put options, buy call options and write secured put options for hedging (or cross-hedging) purposes or for the purpose of earning additional income. Such options may relate to particular securities, foreign or domestic stock or bond indices, financial instruments or foreign currencies; may or may not be listed on a domestic or foreign securities exchange; and may or may not be issued by the Options Clearing Corporation. The International Equity Portfolio will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by the Adviser or Sub-Adviser. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options. The International Equity Portfolio will not purchase put and call options in an amount that exceeds 10% of its net assets at the time of purchase.

     The aggregate value of the securities subject to covered call options written by a Portfolio will not exceed 25% of the value of its net assets. In order to close out an option position, a Portfolio may enter into a "closing purchase transaction" -- the purchase of a covered call option on the same security with the same exercise price and expiration date as the option which the Portfolio previously wrote. By writing a covered call option, a Portfolio forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit and it is not able to sell the underlying security until the option expires, is exercised, or the Portfolio effects a closing purchase transaction by purchasing an option of the same series. The use of covered call options will not be a primary investment technique of any Portfolio. For additional information relating to option trading practices, including particular risks, see the Statement of Additional Information and Appendix B thereof.

     FOREIGN CURRENCY PUT OPTIONS. The International Equity Portfolio may purchase foreign currency put options on U.S. exchanges or U.S. over-the-counter markets. A put option gives the Portfolio, upon payment of a premium, the right to sell a currency at the exercise price until the expiration of the option and serves to insure against adverse currency price movements in the underlying portfolio assets denominated in that currency.

     UNLISTED CURRENCY OPTIONS. The International Equity Portfolio may purchase unlisted currency options. A number of major investment firms trade unlisted options which are more flexible than exchange listed options with respect to strike price and maturity date. These unlisted options generally are available on a wider range of currencies. Unlisted foreign currency options are generally less liquid than listed options and involve the credit risk associated with the individual issuer. They will be deemed to be illiquid for purposes of the limitation on investments in illiquid securities.

     WRITING FOREIGN CURRENCY CALL OPTIONS. A call option written by the International Equity Portfolio gives the purchaser, upon payment of a premium, the right to purchase from the International Equity Fund a currency at the exercise price until the expiration of the option.

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the International Equity Portfolio may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Portfolio may from time to time enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolio may enter into currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward currency contracts to purchase or sell foreign currencies.

     A forward foreign currency contract is an obligation by the International Equity Portfolio to purchase or sell a specific currency at a future date at a price set at the time of the contract. In this respect, forward currency contracts are similar to foreign currency futures contracts described below; however, unlike futures contracts, which are traded on recognized commodities exchanges, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.


     The International Equity Portfolio may use forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. The use of such forward contracts is limited to hedging against movements in the value of foreign currencies relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Portfolio will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of the Portfolio's assets but will be employed as necessary to correspond to particular transactions or positions. The Portfolio may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated in, quoted in, or currently convertible into that particular currency. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities decline, but forward foreign currency exchange contracts do allow the Portfolio to establish a rate of exchange for a future point in time.


     FUTURES CONTRACTS AND RELATED OPTIONS. The U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index and Balanced Portfolios may invest in futures contracts and options on futures contracts to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the SEC. The International Equity Portfolio may invest in interest rate futures contracts, options on futures contracts and other types of financial futures contracts (such as foreign currency contracts), as well as any index or foreign market futures which are available in recognized exchanges or in other established financial markets to the extent permitted by the CFTC and the SEC. Such transactions, including stock or bond index futures contracts, or options thereon, act as a hedge to protect a Portfolio from fluctuations in the value of its securities caused by anticipated changes in interest rate or market conditions without necessarily buying or selling the securities or, with respect to the Bond Index, Equity Index and Small Cap Equity Index Portfolios, can be used to simulate full investment in the Lehman Aggregate, S&P 500 or S&P SmallCap 600, respectively, while retaining a cash balance for portfolio management purposes. Hedging is a specialized investment technique that entails skills different from other investment management. The Adviser (or Sub-Adviser) may also consider such transactions to be economically appropriate for the reduction of risk inherent in the ongoing management of a Portfolio. A stock or bond index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stock or bonds included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock or bond in the index is contemplated. Similarly, it may be in the best interest of a Portfolio to purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified fixed income securities.


     The purchase and sale of futures contracts or related options will not be a primary investment technique of any Portfolio. None of the Portfolios will purchase or sell futures contracts (or related options thereon) for hedging purposes if, immediately after purchase, the aggregate initial margin deposits and premiums paid by a Portfolio on its open futures and options positions exceeds 5% of the liquidation value of the Portfolio, after taking into account any unrealized profits and unrealized losses on any such futures or related options contracts into which it has entered. For a more detailed description of futures contracts and related options, see the Statement of Additional Information and Appendix B thereof.


     ASSET-BACKED SECURITIES. The U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond and Balanced Portfolios may purchase asset-backed securities (i.e., securities backed by mortgages, installment sale contracts, corporate receivables, credit card receivables or other assets) that are issued by entities such as GNMA, FNMA and FHLMC and private issuers such as commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks, and investment banks.


     Presently there are several types of mortgage-backed securities, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and CMOs, which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be subject to greater volatility and interest-rate risk than other types of mortgage-backed securities. The average life of asset-backed securities varies with the underlying instruments or assets and market conditions, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.



     In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and the repossession of automobiles and other personal property upon the default of the debtor may be difficult or impracticable in some cases.


     TYPES OF MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obligations that may be held by the Tax-Exempt Portfolios are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenues securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds issued by or on behalf of public authorities to finance various privately operated facilities are considered Municipal Obligations. Interest on private activity bonds, although free of regular federal income tax, may be an item of tax preference for purposes of the federal alternative minimum tax.

     Each of the Tax-Exempt Portfolios may acquire zero coupon obligations, which may have greater price volatility than coupon obligations and which will not result in payment of interest until maturity. Also included within the general category of Municipal Obligations are participation certificates in leases, installment purchase contracts, or conditional sales contracts ("lease obligations") entered into by state or political subdivisions to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, certain lease obligations are backed by the lessee's covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the lessee has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing and may not be as marketable as more conventional securities. To the extent these securities are illiquid, they are subject to each Portfolio's applicable limitation on illiquid securities described below.

     VARIABLE AND FLOATING RATE MUNICIPAL OBLIGATIONS. Municipal Obligations purchased by the Tax-Exempt Portfolios may include rated or unrated variable and floating rate instruments, including variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments purchased by a Portfolio will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be purchased. The absence of an active secondary market for a particular variable or floating rate instrument, however, could make it difficult for a Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. A Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.


     STAND-BY COMMITMENTS. Each of the Tax-Exempt Portfolios may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at a Portfolio's option, specified Municipal Obligations at a specified price. The Portfolios will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The Portfolios expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield otherwise available for the same securities). Stand-by commitments acquired by a Portfolio will be valued at zero in determining the Portfolio's net asset value.


     TAX-EXEMPT DERIVATIVES. Each of the Tax-Exempt Portfolios may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. The Adviser expects that less than 5% of each Tax-Exempt Portfolio's assets will be invested in such securities during the current year. See the Statement of Additional Information under "Investment Objectives and
Policies -- Tax-Exempt Derivatives."

     DEPOSITORY RECEIPTS. The Bond Index, Equity Index and Small Cap Equity Index Portfolios may invest in receipts issued by banks or brokerage firms that are created by depositing securities listed in each Portfolio's respective index into a special account at a custodian bank. The custodian holds such securities for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. The Portfolios may invest in index-based depository receipts in lieu of investment in the actual securities that are listed in the respective indexes.


     THE INDEXING APPROACH. The Bond Index, Equity Index and Small Cap Equity Index Portfolios seek to approximate the investment performance of their respective market segments, as represented by their respective indexes, i.e. the Lehman Aggregate in the case of the Bond Index Portfolio, the S&P 500 in the case of the Equity Index Portfolio and the S&P SmallCap 600 in the case of the Small Cap Equity Index Portfolio. While there can be no guarantee that a Portfolio's investment results will precisely match the results of its corresponding index, the Adviser believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Portfolios and their respective indexes. Each Portfolio will attempt to achieve a correlation between its performance and its respective index of at least 0.95 before deduction of operating expenses. A correlation of 1.00 would indicate a perfect correlation, which would be achieved when a Portfolio's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in its respective index. Each Portfolio's ability to correlate its performance with its respective index, however, may be affected by, among other things, transaction costs, changes in securities markets, the manner in which S&P or Lehman Brothers, Inc. ("Lehman") calculate their respective indexes, and the timing of purchases and redemptions. The Adviser monitors the correlation of the performance of the Portfolios in relation to their indexes under the supervision of the Board of Directors.

In the unlikely event that a high correlation is not achieved, the Board of Directors will take appropriate steps to correct the reason for the lower correlation.

     THE INCLUSION OF A SECURITY IN ANY OF THE PORTFOLIOS' INDEXES IN NO WAY IMPLIES AN OPINION BY S&P OR LEHMAN AS TO ITS ATTRACTIVENESS AS AN INVESTMENT. S&P AND LEHMAN ARE NOT SPONSORS OF, OR IN ANY WAY AFFILIATED WITH, THE PORTFOLIOS.

     The Adviser believes that the indexing approach should involve less portfolio turnover, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. Ordinarily, a Portfolio will buy or sell securities only to reflect changes in an index (including mergers or changes in the composition of an index) or to accommodate cash flows into and out of the Portfolio. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of a Portfolio and that of its respective index, may cause the return of a Portfolio to be lower than the return of its respective index. The Portfolios may invest in less than all of the securities included in their respective indexes, which may result in a return that does not correspond with that of the indexes, after taking expenses into account.


     ILLIQUID SECURITIES. A Portfolio will not invest more than 15% (10% for each of the Money Market Portfolios) of the value of its net assets in illiquid securities. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, and securities that are not registered under the Securities Act of 1933, as amended, (the "1933 Act") but that may be purchased by institutional buyers pursuant to SEC Rule 144A are subject to the applicable limit (unless the Adviser or Sub-Adviser, pursuant to guidelines established by the Board of Directors, determines that a liquid market exists). Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for the resale of certain securities to qualified institutional buyers. The purchase of securities which can be sold under Rule 144A could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities.


     PORTFOLIO TURNOVER AND TRANSACTIONS. Although the Equity and Bond Portfolios will not normally engage in short-term trading, each Portfolio (except the Bond Index, Equity Index and Small Cap Equity Index Portfolios) reserves the right to do so if the Adviser (or Sub-Adviser) believes that selling a particular security is appropriate in light of the Portfolio's investment objective. Investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Portfolio involved and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains; distributions derived from such gains may be treated as ordinary income for federal income tax purposes. See "Taxes" in this Prospectus and the Statement of Additional Information.


     Although the Small Cap Equity Index Portfolio cannot accurately predict its annual portfolio turnover rate, such rate is not expected to exceed 100%.



     All orders for transactions in securities or options on behalf of the Portfolios are placed by the Adviser (or Sub-Adviser) with broker-dealers that it selects. To the extent permitted by the 1940 Act and guidelines adopted by the Fund's Board of Directors, a Portfolio may utilize the Distributor or one or more of its affiliates as a broker in connection with the purchase or sale of securities when the Adviser believes the charge for the transaction does not exceed the usual and customary broker's commission.


INVESTMENT LIMITATIONS

     Except as otherwise noted, each Portfolio's investment policies discussed above are not fundamental and may be changed by the Fund's Board of Directors without shareholder approval. However, each Portfolio also has in place certain fundamental investment limitations, some of which are set forth below, which may be changed only by a vote of a majority of the outstanding Shares of a

Portfolio. Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies."

THE TREASURY MONEY MARKET AND MONEY MARKET PORTFOLIOS

     A Portfolio may not:

          1. Make loans, except that a Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies, lend portfolio securities and enter into repurchase agreements with respect to securities (together with any cash collateral) that are consistent with the Portfolio's permitted investments and that equal at all times at least 100% of the value of the repurchase price.

          2. Borrow money or issue senior securities, except that a Portfolio may borrow from banks and the Money Market Portfolio may enter into reverse repurchase agreements, for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing. A Portfolio will not purchase securities while its borrowings (including reverse repurchase agreements) are outstanding.

          3. With respect to the Treasury Money Market Portfolio, purchase securities other than obligations of the U.S. Government, its agencies and instrumentalities, some of which may be subject to repurchase agreements, except that the Portfolio may purchase securities of other investment companies that seek to maintain a constant net asset value per Share and that are permitted themselves only to invest in securities which may be acquired by the Portfolio.


          4. With respect to the Money Market Portfolio, purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by domestic bank instruments or obligations of the U.S. Government, its agencies or instrumentalities;
     (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.


     In accordance with current regulations of the SEC, the Money Market Portfolio intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Portfolio's total assets at the time of purchase, provided that the Portfolio may invest up to 25% of its total assets in the securities of any one issuer for a period of up to three business days. This intention is not, however, a fundamental policy of the Money Market Portfolio. The Portfolio would have the ability to invest more than five percent of its assets in any one issuer in accordance with its fundamental policy only in the event that Rule 2a-7 of the 1940 Act is amended in the future.

THE U.S. GOVERNMENT SECURITIES, INTERMEDIATE CORPORATE BOND, BOND INDEX, GOVERNMENT & CORPORATE BOND, SHORT-INTERMEDIATE MUNICIPAL, NATIONAL MUNICIPAL BOND, EQUITY INCOME, EQUITY INDEX, GROWTH & INCOME EQUITY, SMALL CAP EQUITY, SMALL CAP EQUITY INDEX, INTERNATIONAL EQUITY AND BALANCED PORTFOLIOS

     A Portfolio may not:

          1. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after and as a result of such investments, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the

     Portfolio or the Fund, except that up to 25% of the Portfolio's total assets may be invested without regard to such limitations.


          2. Purchase any securities which would cause 25% or more of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided however, that (a) with respect to each Portfolio except the Short-Intermediate Municipal and National Municipal Bond Portfolios, (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iii) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and
     (b) with respect to the Short-Intermediate Municipal and National Municipal Bond Portfolios, there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions.


          3. Borrow money or issue senior securities, except that each Portfolio may borrow from banks and each Portfolio other than the National Municipal Bond Portfolio may enter into reverse repurchase agreements for temporary defensive purposes in amounts not in excess of 10% of the Portfolio's total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the Portfolio's total assets at the time of such borrowing; or purchase securities while its borrowings exceed 5% of its total assets. A Portfolio's transactions in futures and related options (including the margin posted by a Portfolio in connection with such transactions), and securities held in escrow or separate accounts in connection with a Portfolio's investment practices described in this Prospectus or the Statement of Additional Information are not subject to this limitation.

          4. Make loans, except that (a) each Portfolio may purchase or hold debt instruments, lend portfolio securities and make other investments in accordance with its investment objective and policies, and (b) each Portfolio except the National Municipal Bond Portfolio may enter into repurchase agreements.

          5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Portfolio's transactions in options, and futures contracts and related options, and (b) a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

THE GROWTH EQUITY PORTFOLIO

     The Portfolio may not:

          1. With respect to 75% of the value of its total assets, purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. The Portfolio will not acquire more than 10% of the outstanding voting securities of any one issuer.

          2. Invest 25% or more of the value of its total assets in any one industry, provided, however, that the Portfolio may invest more than 25% of the value of its total assets in cash or certain money market instruments (including instruments issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities.

          3. Issue senior securities, except that the Portfolio may borrow money directly or indirectly through reverse repurchase agreements in amounts up to one-third the value of its total assets, including the amount borrowed, and except to the extent that the Portfolio may enter into futures contracts. The Portfolio will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of its portfolio by enabling the Portfolio to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Portfolio will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

          For purposes of Investment Limitation No. 2 above, money market instruments shall include bankers' acceptances, negotiable certificates of deposit and negotiable time deposits of U.S. or foreign banks and savings and loan associations.

THE TAX-EXEMPT MONEY MARKET AND MISSOURI TAX-EXEMPT BOND PORTFOLIOS

     A Portfolio may not:

          1. Purchase securities of any one issuer if, immediately after and as a result of such purchase, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, except that (a) up to 50% of the Portfolio's total assets may be invested without regard to this 5% limitation provided that no more than 25% of the Portfolio's total assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to an industrial development bond (in the case of the Tax-Exempt Money Market Portfolio) or a private activity bond (in the case of the Missouri Tax-Exempt Bond Portfolio) that is backed only by the assets and revenues of a non-governmental user, a security is considered to be issued by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee, except that a guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the Portfolio's total assets.


          2. Borrow money or issue senior securities, except that each Portfolio may borrow from banks, and the Missouri Tax-Exempt Bond Portfolio may enter into reverse repurchase agreements, for temporary defensive purposes in amounts not in excess of 10% of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of its total assets at the time of such borrowing (including any reverse repurchase agreements); or purchase securities while borrowings exceed 5% of Tax-Exempt Money Market Portfolio's net assets or 5% of the Missouri Tax-Exempt Bond Portfolio's total assets. Securities held in escrow or separate accounts in connection with the Portfolios' investment practices described in this Prospectus or the Statement of Additional Information are not subject to this limitation.


THE MISSOURI TAX-EXEMPT BOND PORTFOLIO

     The Portfolio may not:


          1. Purchase any securities, except securities issued (as defined in Investment Limitation No. 1 above with respect to the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolios) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, which would cause 25% or more of the Portfolio's net assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry.


          2. Make loans except that the Portfolio may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies.

     In addition, under normal market conditions or when the Adviser deems that suitable tax-exempt obligations are available, at least 80% of the Tax-Exempt Money Market Portfolio's assets must be invested in obligations the interest on which is exempt from federal income tax and stand-by commitments with respect to such obligations.

     Notwithstanding the Investment Limitation in the preceding paragraph, the Tax-Exempt Money Market Portfolio may invest in securities of other investment companies that (a) invest in securities that are substantially similar to those the Portfolio may acquire, and (b) distribute income that is exempt from regular federal income tax.

     The following additional investment policies with respect to the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolio are not fundamental and may be changed by the Board of Directors without shareholder approval:

          The Portfolios may not purchase securities which are not readily marketable, enter into repurchase agreements providing for settlement in more than seven days after notice, or purchase other illiquid securities if, as a result of such purchase, illiquid securities would exceed 15% (10% with respect to the Tax-Exempt Money Market Portfolio) of the Portfolios' respective net assets.

     The Tax-Exempt Money Market Portfolio has an operating policy to comply with the requirements of Rule 2a-7 of the 1940 Act. To the extent that Rule 2a-7 is more restrictive than the Portfolio's fundamental limitations, the Portfolio will operate in accordance with Rule 2a-7.

     Except with respect to the Growth Equity Portfolio's policy on borrowing money as set forth above in its Investment Limitation No. 3, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Portfolio's securities will not constitute a violation of such limitation.

                               PRICING OF SHARES

THE MONEY MARKET PORTFOLIOS

     The Money Market Portfolios' respective net asset values per Share are determined by the Administrator as of 12:00 noon (Eastern time) and as of the close of regular trading hours on the New York Stock Exchange (the "Exchange") (currently, 4:00 p.m. Eastern time) on each weekday, with the exception of those holidays on which the Exchange or the Federal Reserve Bank of St. Louis are closed (a "Business Day"). Currently one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day (observed).

     Each Portfolio's assets are valued based upon the amortized cost method. Although each Portfolio seeks to maintain its net asset value per Share at $1.00, there can be no assurance that the net asset value per Share will not vary. See the Statement of Additional Information under "Net Asset Value" for further information.

THE EQUITY AND BOND PORTFOLIOS

     The Equity and Bond Portfolios' respective net asset values per Share are determined by the Administrator as of the close of regular trading hours on the Exchange on each Business Day (currently 4:00 p.m. Eastern time).


     Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of market values when available. Securities for which there are no transactions are valued at the average of the current bid and asked prices. Other securities, including restricted and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser (or Sub-Adviser) under the supervision of the Board of Directors. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method. For further information about valuation of investments, see "Net Asset Value" in the Statement of Additional Information.

OTHER INFORMATION

     The public offering price for each class of Shares of a Portfolio is based upon net asset value per Share plus, in the case of Investor A Shares of each Portfolio except the Money Market Portfolios, a front-end sales charge. A class will calculate its net asset value per Share by adding the value of a Portfolio's investments, cash and other assets attributable to the class, subtracting the Portfolio's liabilities attributable to that class, and then dividing the result by the total number of Shares in the class that are outstanding. Because the operating expenses of Investor B Shares are higher than those associated with the other classes of Shares, the net asset value per Share of Investor B Shares of a Portfolio which declares its net investment income quarterly will generally be lower than the net asset value per Share of Trust, Institutional or Investor A Shares of the same Portfolio.

                       HOW TO PURCHASE AND REDEEM SHARES

PURCHASE OF SHARES

     Trust Shares are sold to financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions (collectively "financial institutions"), acting on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account-level asset-based management fees. Trust Shares are sold to qualified purchasers without a sales charge imposed by the Fund or the Distributor. Generally, investors purchase Trust Shares through a financial institution, which is responsible for transmitting purchase orders directly to the Fund.


     Purchases may be effected on Business Days when the Adviser, Distributor and Mercantile Bank (the Custodian) are open for business. The Fund reserves the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.


     Financial institutions placing orders directly or on behalf of their customers should contact the Fund at 1-800-452-4015. Investors may also call the Fund for information on how to purchase Shares.

     All shareholders of record will receive confirmations of Share purchases, exchanges, and redemptions in the mail. If Shares are held in the name of banks or other financial institutions, such institution is responsible for transmitting purchase, exchange, and redemption orders to the Fund on a timely basis, recording all purchase, exchange, and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners. Payment for orders which are not received or accepted will be returned after prompt inquiry to the transmitting financial institution.

PURCHASE OF SHARES -- THE MONEY MARKET PORTFOLIOS

     A purchase order received and accepted by the Fund by 12:00 noon (Eastern time) on a Business Day is effected at the net asset value per Share next determined after receipt of the order in good form if the Fund's Custodian has received payment in federal funds by 4:00 p.m. (Eastern time) that day. If such funds are not available for investment by 4:00 p.m. (Eastern time), the order will be cancelled. Purchase orders received after 12:00 noon (Eastern time) will be placed the following business day.

PURCHASE OF SHARES -- THE EQUITY AND BOND PORTFOLIOS

     If purchase orders are received in good form and accepted by the Fund prior to 4:00 p.m. (Eastern time) on any Business Day, Trust Shares will be priced according to the net asset value per Share next determined on that day after receipt of the order. Immediately available funds must be received by the Custodian prior to 4:00 p.m. on the next Business Day following receipt of such order. If funds are not received by such date, the order will be cancelled, and notice thereof will be given to the financial institution placing the order.

EXCHANGES


     The exchange privilege enables shareholders to exchange Trust Shares of a Portfolio for Trust Shares of another Portfolio offered by the Fund. Exchanges for Trust Shares in another Portfolio are effected without payment of any exchange or sales charges. In addition, Trust Shares of a Portfolio may also be exchanged for Investor A Shares of the same Portfolio in connection with the distribution of assets held in a qualified trust, agency or custodian account with the trust department of Mercantile Bank or any of its affiliated or correspondent banks. Such exchanges will also be effected without payment of any exchange or sales charges. The exchange privilege may be exercised only in those states where the class of shares of such other Portfolios may be legally sold.


     The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. An investor may telephone an exchange request by calling his or her financial institution, which is responsible for transmitting such request to the Distributor. See "Other Exchange or Redemption Information" below. An investor should consult the financial institution or the Distributor for further information regarding procedures for exchanging Shares.

REDEMPTION OF SHARES

     Redemption orders should be placed with or through the same financial institution that placed the original purchase order. Redemption orders are effected at a Portfolio's net asset value per Share next determined after receipt of the order by the Fund. The financial institution is responsible for transmitting redemption orders to the Fund on a timely basis. No charge for sending redemption payments electronically is currently imposed by the Fund, although a charge may be imposed in the future. The Fund reserves the right to send redemption proceeds electronically within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect a Portfolio.

     A written redemption request must be accompanied by any Share certificates which are properly endorsed for transfer. The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. An investor with questions or needing assistance should contact the financial institution servicing his or her account or the Distributor. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor, or administrator. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, investors are encouraged to follow the procedures described in "Other Exchange or Redemption Information" below.

     Neither the Fund nor its service providers will be liable for any loss, damage, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. If Share certificates are outstanding with respect to an account, the telephone redemption and exchange privilege is not available.

     Proceeds from redemptions of Shares of the MONEY MARKET PORTFOLIOS with respect to redemption orders received by the Fund before 12:00 noon (Eastern time) on a Business Day normally are sent electronically the same day to the financial institution that placed the redemption order in good form. Proceeds for redemption orders that are received after 12:00 noon (Eastern time) or on a non-Business Day normally are wired to the financial institution on the next Business Day.

     Proceeds from redemptions of Shares of the EQUITY AND BOND PORTFOLIOS with respect to redemption orders received by the Fund before 4:00 p.m. (Eastern time) on a Business Day normally are sent electronically to the financial institution that placed the redemption order the next Business Day after the Distributor's receipt of the order in good form.


OTHER PURCHASE EXCHANGE AND REDEMPTION INFORMATION



     On a Business Day when the Exchange closes early due to a partial holiday or otherwise, the Fund reserves the right to advance the times at which purchase and redemption orders must be received in order to be processed on that Business Day.


     During periods of substantial economic or market change or activity, telephone redemptions or exchanges may be difficult to complete. In such event, Shares may be redeemed or exchanged by mailing the request directly to the financial institution through which the original Shares were purchased or directly to the Fund at P.O. Box 78069, St. Louis, Missouri 63178.

     At various times, the Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Fund may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by electronic transfer. The Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Fund may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

     A shareholder may be required to redeem Shares in a Portfolio upon 60 days' written notice if the balance in the shareholder's account drops below $500. The Fund will not require a shareholder to redeem Portfolio Shares if the value of the shareholder's account drops below $500 due to fluctuations in net asset value. Share balances may also be redeemed pursuant to arrangements between financial institutions and their investors.

                            YIELDS AND TOTAL RETURNS

     Yield and total return quotations are computed separately for Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares of a Portfolio. TOTAL RETURN AND YIELD FIGURES WILL FLUCTUATE, ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The methods used to compute each Portfolio's yields and total returns are described below and in the Statement of Additional Information.

THE MONEY MARKET PORTFOLIOS


     From time to time, performance information such as "yield" and "effective yield" for the Money Market Portfolios' Trust Shares may be quoted in advertisements or in communications to shareholders. The "yield" quoted in advertisements refers to the income generated by an investment in such Shares of a Portfolio over a specified period (such as a seven-day period) identified in connection with the particular yield quotation. This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated for each such period over a 52-week or one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in such Shares of a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.



     In addition, the Treasury Money Market Portfolio's "state tax-equivalent yield" may also be quoted. The "state tax-equivalent yield" shows the level of taxable yield needed to produce an after-tax yield that is equivalent to a particular state's tax-exempt yield achieved by the Portfolio. The "state tax-equivalent yield" refers to the portion of income that is derived from interest income on direct obligations of the U.S. Government, its agencies or instrumentalities that qualifies for exemption from state income tax. The yield calculation assumes that 100% of the interest income is exempt from state income tax. The "state tax-equivalent yield" is computed by dividing the tax-exempt portion of the Portfolio's yield by a denominator consisting of one minus a stated income tax rate.



     The Tax-Exempt Money Market Portfolio may also quote its "tax-equivalent yield" and "tax-equivalent effective yield", which demonstrate the level of taxable yield needed to produce an after-tax yield that is equivalent to the Portfolio's yield and effective yield. Each are calculated by increasing the Portfolio's yield and effective yield by the amount necessary to reflect the payment of federal (and/or state) tax at a stated tax rate. The "tax equivalent yield" and "tax-equivalent effective yield" will always be higher than the Portfolio's yield and effective yield, respectively. The Tax-Exempt Money Market Portfolio may also compute its "tax-equivalent yield" and "tax-equivalent effective yield" with respect to certain states, which shows the level of taxable yield and effective yield, respectively, needed to produce an after-tax equivalent to the federal and state tax-exempt yield of the Portfolio's particular class of Shares, assuming payment of federal income tax and state personal income tax each at a stated rate and based upon a specified percentage of the Portfolio's income which is exempt from state income tax as well as federal income tax.


THE EQUITY AND BOND PORTFOLIOS


     From time to time, performance information such as total return and yield data for the Equity and Bond Portfolios' Trust Shares may be quoted in advertisements or in communications to shareholders. The yield is computed based on the net income of such Shares in the particular Portfolio during a 30-day (or one-month) period identified in connection with the particular yield quotation. More specifically, the yield is computed by dividing the Portfolio's net income per Share during a 30-day (or one-month) period by the net asset value per Share on the last day of the period and annualizing the result. The Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios' "tax equivalent" yields, which show the level of taxable yield needed to produce an after-tax equivalent to each Portfolio's tax-free yield, may also be quoted from time to time. This is done by increasing a Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate. The Missouri Tax-Exempt Bond Portfolio may also compute its "Missouri tax-equivalent" yield which shows the level of taxable yield needed to produce an after-tax equivalent to the federal and Missouri tax-exempt yield of the Portfolio's Shares, assuming payment of federal income tax and Missouri income tax each at a stated rate.


     The Portfolios' total returns may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total returns with respect to Trust Shares reflect the average annual percentage change in value of an investment in such Shares of the particular Portfolio over the particular measuring period. Aggregate total returns reflect the cumulative percentage change in value over the measuring period. Both methods of calculating total returns assume that dividends and capital gain distributions made by a Portfolio during the period are reinvested in the Portfolio's Trust Shares. When considering average annual total return figures for periods longer than one year, it is important to note that a Portfolio's annual total return for any one year in the period might have been more or less than the average for the entire period.

INFORMATION APPLICABLE TO ALL PORTFOLIOS


     Performance data of the Portfolios' Trust Shares may be compared to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lehman Brothers, Inc., or any of its affiliates, Ibbotson Associates, Inc., Lipper Analytical Services, Inc., Mutual Fund Forecaster and IBC MONEY FUND REPORT(R) published by IBC. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, U.S.A. Today, Fortune, CDA/Weisenberger, Morningstar, Inc. and publications of a local or regional nature. In addition to performance information, general information about the Portfolios that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

     Performance quotations of a class of Shares in a Portfolio represent that Portfolio's past performance and should not be considered as representative of future results. Any account fees charged by a bank or other financial institution (as described in "Management of The Fund -- Service Organizations" below) or other institutions will not be included in the calculations of a Portfolio's yields and total returns. Such fees, if any, will reduce the investor's net return on an investment in a Portfolio. Investors may call 1-800-452-4015 to obtain current yield and total return information.

                          DIVIDENDS AND DISTRIBUTIONS

THE TREASURY MONEY MARKET, MONEY MARKET, TAX-EXEMPT MONEY MARKET, U.S. GOVERNMENT SECURITIES, INTERMEDIATE CORPORATE BOND, BOND INDEX, GOVERNMENT & CORPORATE BOND, SHORT-INTERMEDIATE MUNICIPAL, MISSOURI TAX-EXEMPT BOND AND NATIONAL MUNICIPAL BOND PORTFOLIOS


     Dividends from net investment income of the Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios are declared daily and paid monthly not later than five Business Days after the end of each month. Trust Shares of the Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios earn dividends from the day the purchase order is received by the Transfer Agent through the day before the redemption order for such Shares is received. Trust Shares of the U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios earn dividends from the day after the purchase order is received by the Transfer Agent through the day the redemption order for such Shares is received. Dividends on each Share of such Portfolios are determined in the same manner and are paid in the same amounts irrespective of class, except that a Portfolio's Trust Shares and Institutional Shares (other than the Tax-Exempt Portfolios which do not offer Institutional Shares) bear all expenses of the respective Administrative Services Plans adopted for such Shares and a Portfolio's S Shares (other than the U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios which do not offer S Shares), Investor A Shares and Investor B Shares (other than the Treasury Money Market, Tax-Exempt Money Market, Intermediate Corporate Bond, Bond Index, Short-Intermediate Municipal, Equity Index and Small Cap Equity Index Portfolios which do not offer Investor B Shares) bear all expenses of the respective Distribution and Services Plans adopted for such Shares. In addition, a Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. See "Management of the Fund -- Administrative Services Plan" and "Other Information Concerning the Fund and Its Shares" below.


THE EQUITY INCOME, EQUITY INDEX, GROWTH & INCOME EQUITY, GROWTH EQUITY AND BALANCED PORTFOLIOS


     Net investment income for the Equity Income, Equity Index, Growth & Income Equity, Growth Equity and Balanced Portfolios is declared and paid monthly as a dividend to shareholders of record. Dividends on each Share of each of these Portfolios are determined in the same manner and are paid in the same amount, irrespective of class, except that a Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and a Portfolio's Investor A Shares and Investor B Shares (other than the Equity Index Portfolio which does not offer Investor B Shares) bear all expenses of the respective Distribution and Services Plans adopted for such Shares. In addition, a Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. See "Management of the Fund -- Administrative Services Plan" and "Other Information Concerning the Fund and Its Shares" below.


THE SMALL CAP EQUITY, SMALL CAP EQUITY INDEX AND INTERNATIONAL EQUITY PORTFOLIOS

     Net investment income for the Small Cap Equity, Small Cap Equity Index and International Equity Portfolios is declared and paid quarterly as a dividend to shareholders of record. Dividends on each Share of each of these Portfolios are determined in the same manner and are paid in the same amount, irrespective of class, except that a Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and a Portfolio's Investor A Shares and Investor B Shares (other than the Small Cap Equity Index Portfolio which does not offer Investor B Shares) bear all expenses of the respective Distribution and Services Plans adopted for such Shares. In addition, a Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. See "Management of the Fund -- Administrative Services Plan" and "Other Information Concerning the Fund and Its Shares" below.

OTHER DIVIDEND AND DISTRIBUTION INFORMATION

     The Money Market Portfolios do not expect to realize capital gains. Net realized capital gains of a Portfolio, if any, are distributed at least annually. All dividends and distributions paid on a Portfolio's Shares are automatically reinvested in additional Shares of the same class unless the investor has (i) otherwise indicated in the account application, or (ii) redeemed all the Shares held in a Portfolio, in which case a distribution will be paid in cash. Reinvested dividends and distributions will be taxed in the same manner as those paid in cash.

                                     TAXES

FEDERAL TAXES

     Each Portfolio of the Fund intends to qualify as a "regulated investment company" for the current taxable year. It is intended that each Portfolio will continue to so qualify as long as such qualification is in the best interests of shareholders. A regulated investment company is generally exempt from federal income tax on amounts distributed to shareholders.


     Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a taxable year requires, among other things, that each Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its net exempt-interest income (if any). In general, a Portfolio's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain over net short-term capital loss, if any, for such taxable year. The Treasury Money Market, Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios intend to distribute as dividends substantially all of their respective investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to a Portfolio's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to an IRA are deferred under the Code.) In the case of the Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios, such dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the Portfolios from domestic corporations for the taxable year. Because all of the Treasury Money Market, Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index and Government & Corporate Bond Portfolios' net investment income is expected to be derived from earned interest, it is not expected that any distributions from such Portfolios will be eligible for the dividends received deduction.


     It is the policy of each Tax-Exempt Portfolio to distribute as dividends substantially all of its net tax-exempt interest income and any investment company taxable income each year. Dividends derived from interest on Municipal Obligations (known as exempt-interest dividends) may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless under the circumstances applicable to the particular shareholder the exclusion would be disallowed. See the Statement of Additional Information under "Additional Information Concerning Taxes." Distributions of net income may be taxable to investors under state or local law as dividend income even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income tax.


     If a Tax-Exempt Portfolio should hold certain private activity bonds issued after August 7, 1986, shareholders must include, as an item of tax preference, the portion of dividends paid by the Portfolio that is attributable to interest on such bonds in their federal alternative minimum taxable income for purposes of determining liability (if any) for the 26-28% alternative minimum tax applicable to individuals and the 20% alternative minimum tax applicable to corporations. Corporate shareholders also must take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum and environmental tax purposes.



     Substantially all of each Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. A Portfolio will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such gains are received in cash or reinvested in additional Shares. Such long-term capital gain will be 20% or 28% rate gain, depending upon the Portfolio's holding period for the assets the sale of which generated the gain.


     To the extent dividends paid to shareholders of a Tax-Exempt Portfolio are derived from taxable income or from long-term or short-term capital gains, such dividends will be subject to federal income tax, whether such dividends are paid in the form of cash or additional Shares.

     An investor considering purchasing Shares of a Money Market Portfolio on or just before the record date of any capital gains distribution (or in the case of the Equity and Bond Portfolios, the record date of any dividend or capital gains distribution) should be aware that the amount of the forthcoming distribution, although in effect a return of capital, will be taxable.

     Dividends declared by a Portfolio in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year, if such dividends are actually paid during January of the following year.

     Each Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to backup withholding by the Internal Revenue Service for prior failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

     A taxable gain or loss may be realized by an investor upon redemption, transfer or exchange of Shares of the Equity and Bond Portfolios, depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If an investor holds Shares for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss realized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend.

     Certain interest income and dividends earned by the International Equity Portfolio from foreign securities is expected to be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. The Portfolio may make this election. As a consequence, the amount of these foreign taxes paid by the Portfolio will be included in its shareholders' taxable income pro rata (in addition to taxable distributions actually received by them), and each shareholder may elect either (a) to credit his proportionate amount of such taxes against his U.S. federal income tax liabilities

(subject to certain limitations), or (b) if he itemizes his deductions, to deduct such proportionate amounts from his U.S. taxable income.


     MISSOURI TAX CONSIDERATIONS. For each year in which a Portfolio qualifies as a regulated investment company for federal income tax purposes, shareholders of such Portfolio who are Missouri resident individuals, trusts or estates resident in Missouri, or corporations subject to Missouri taxing jurisdiction (collectively, "Missouri Taxpayers") will not be subject to Missouri income taxation on dividends distributed to them to the extent that such dividends (a) qualify as exempt-interest dividends of a regulated investment company under Code section 852(b)(5), (b) are the subject of the written notice to shareholders required by 12 C.S.R. section 10-2.155(2), (c) are attributable to interest on (1) obligations issued by the State of Missouri or any of its political subdivisions or authorities, or (2) certain obligations of the United States, any territory or possession of the United States, or any authority, commission, or instrumentality of the United Sates, to the extent exempted from Missouri income tax under federal law, and (d) are properly reported on the Missouri income tax returns of the shareholder in the respective Portfolio. In connection with the obligations described in paragraph(c)(2) above, the amount of State income tax exempt-interest dividends shall be reduced by the amount of
(a) the federal corporate dividend received deduction attributable to such dividends, and (b) interest paid or expense incurred to produce such dividends, to the extent that the interest paid or expense incurred exceeds five hundred dollars.


     To the extent possible, the Missouri Tax-Exempt Bond Portfolio intends to invest in obligations which will permit distributions attributable to interest to be excludable by Missouri Taxpayers. Despite this intention, Missouri Taxpayers generally will be subject to Missouri income tax on other types of distributions received from the Missouri Tax-Exempt Bond Portfolio, including distributions of interest on obligations of other issuers and all long-term and short-term capital gains.

     Except as noted above with respect to Missouri income taxation, distributions from a Portfolio may be taxable to shareholders under other state and local laws imposing taxes on or measured by net income, even though such distribution were derived, in whole or in part, from interest on obligations which, if realized directly by the shareholder, or by a shareholder of another type, would be nontaxable.

     The foregoing discussion of Missouri law does not apply to shareholders that are subject to the Missouri bank tax or other comparable forms of specialized Missouri taxation.


     All shareholders of the Portfolios should consult with their tax advisers with respect to the state and local tax consequences of the purchase, ownership, and disposition of Shares in the Portfolios, the receipt of distributions from the Portfolios, and the proper method in which to report Portfolio-related items on a shareholder's Missouri tax returns.


STATE AND LOCAL TAXES

     Shareholders should note that dividends paid by a Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such income taxes.


     The Treasury Money Market Portfolio is structured to provide investors, to the extent permissible by federal and state law, with income that is exempt or excluded from taxation at the state and local level. Shareholders should note that many, but not all, states permit all or a portion of a regulated investment company's dividends which are derived from interest on U.S. Treasury obligations (and obligations of certain U.S. Government agencies)("Treasury Obligations") to be exempt or excluded from state and local taxation. In addition, only certain states allow dividends of a regulated investment company that are derived from dividends of other regulated investment companies investing directly in Treasury Obligations to be exempt or excluded from state and local taxation. Some states reduce a shareholder's allowable deductions by interest on debt incurred to carry obligations producing state tax-exempt interest and by other expenses related to such obligations. Income earned by the Portfolio from repurchase agreements generally is not exempt from state or local income tax. Shareholders should consult their own tax advisers about the status of distributions from the Treasury Money Market Portfolio under state and local law.

MISCELLANEOUS

     The foregoing summarizes some of the important federal and state tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal and, for the Treasury Money Market Portfolio, the state income tax consequences, and for the Missouri Tax-Exempt Bond Portfolio, the Missouri state income tax consequences, of distributions made each year.

                             MANAGEMENT OF THE FUND

     The Fund is managed under the direction of its Board of Directors. The Statement of Additional Information contains the names of and general background information concerning each director.

INVESTMENT ADVISER AND SUB-ADVISER

     Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to each Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is an indirect wholly-owned subsidiary of Mercantile. As of December 31, 1997, MVA had approximately $9.4 billion in assets under investment management, including the Funds' assets, which were approximately $3.9 billion.

     Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolios, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolios' securities and other investments, and directs the maintenance of each Portfolio's records relating to such purchases and sales.


     For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, with respect to the Treasury Money Market and Money Market Portfolios, at the annual rates of .40% of the first $1.5 billion of each such Portfolio's average daily net assets, .35% of the next $1.0 billion of net assets and .25% of net assets in excess of $2.5 billion, and with respect to the Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios, at the annual rates of .40%, .45%,
 .55%, .30%, .45%, .55%, .45%, .55%, .75%, .30%, .55%, .75%, .75%, .40%, 1.00%
and .75%, respectively, of the average daily net assets of each Portfolio, respectively. For the fiscal year or period ended November 30, 1997, MVA received advisory fees (net of waivers) at the effective annual rates of .32%,
 .33%, .35%, .45%, .00%, .00%, .45%, .00%, .45%, .00%, .00%, .00%, .55%, .75%,
 .75%, .92% and .75% of the respective average daily net assets of the Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, International Equity and Balanced Portfolios. The Small Cap Equity Index Portfolio had not commenced operations as of November 30, 1997.


     For the period October 1, 1996 through September 30, 1997, the Predecessor Growth Equity Portfolio paid MVA (or its predecessor) advisory fees at the effective annual rate of .75% of the Portfolio's average daily net assets pursuant to the investment advisory agreements then in effect.

     MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of one or more Portfolios available for distributions as dividends. The voluntary fee reduction will cause the return of any such Portfolio to be higher than it would otherwise be in the absence of such reduction.

     David A. Bethke, CFA, is the person primarily responsible for the day-to-day management of the U.S. Government Securities and Intermediate Corporate Bond Portfolios and has managed each of these Portfolios since inception. Mr. Bethke, Senior Associate, joined MVA in 1987 and has seven years of prior investment experience.

     George J. Schupp, CFA, is the person primarily responsible for the day-to day management of the Government & Corporate Bond Portfolio and has managed such Portfolio since February 1998. Mr. Schupp, Group Manager -- Fixed Income, joined MVA in 1983 and has 22 years of prior investment experience.


     Peter Merzian, is the person primarily responsible for the day-to-day management of the Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond and Balanced Portfolios. Mr. Merzian, a Senior Associate of MVA, has been with MVA since 1993 and prior thereto was employed as a portfolio manager of another financial institution. Mr. Merzian has served as portfolio manager of the Short-Intermediate Municipal and National Municipal Bond Portfolios since their respective dates of inception and of the Balanced Portfolio since May 1996. Mr. Merzian has served as portfolio manager of the Missouri Tax-Exempt Bond Portfolio (including the Predecessor Missouri Tax-Exempt Bond Portfolio) since 1993.


     The organizational arrangements of MVA require that all investment decisions with respect to the Equity Income, Growth & Income Equity and Growth Equity Portfolios be made by MVA's Equity Committee, and no one person is responsible for making recommendations to that Committee.


     Robert J. Anthony is the person primarily responsible for the day-to-day management of the Small Cap Equity Portfolio and has managed the Small Cap Equity Portfolio since inception. Mr. Anthony, Senior Associate, has been with MVA for 25 years and has managed the Small Cap Equity Portfolio since its inception.


     MVA has entered into a sub-advisory agreement with Clay Finlay Inc. Pursuant to the terms of such sub-investment advisory agreement, Clay Finlay has been retained by MVA to manage the investment and reinvestment of the assets of the International Equity Portfolio and to provide analytical and investment research services to it, subject to the supervision of MVA and to the direction and control of the Fund's Board of Directors.

     Under this arrangement, Clay Finlay is responsible for the day-to-day management of the International Equity Portfolio's assets. MVA reviews investment performance policies and guidelines, maintains certain books and records, is responsible for selecting and monitoring the performance of Clay Finlay, and for reporting the activities of Clay Finlay in managing the Portfolio to the Fund's Board of Directors.

     Clay Finlay is registered as an investment adviser with the SEC and is a wholly-owned subsidiary of United Asset Management Corporation, a financial services holding company. Clay Finlay's principal office is located at 200 Park Avenue, 56th Floor, New York, New York 10166. Clay Finlay, founded in 1982, has extensive experience in international investments and as of December 31, 1997 had approximately $6 billion in assets under management.


     Frances Dakers is the person primarily responsible for the day-to-day management of the International Equity Portfolio's investments. Ms. Dakers, a Principal and Senior Portfolio Manager of Clay Finlay, has been associated with Clay Finlay since January, 1982 and has managed the International Equity Portfolio since inception.


     For the services provided and expenses assumed pursuant to its sub-advisory agreement with MVA, Clay Finlay receives from MVA a fee, computed daily and payable monthly, at the annual rate of .75% of the first $50 million of the International Equity Portfolio's average daily net assets, plus .50% of the next $50 million of average daily net assets, plus .25% of average daily net assets in excess of $100 million. For the fiscal year ended November 30, 1997, Clay Finlay received sub-advisory fees at the effective annual rate of .75% of the International Equity Portfolio's average daily net assets. Clay Finlay bears all expenses incurred by it in connection with its services under the sub-advisory agreement.

ADMINISTRATOR


     BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Portfolios' Administrator.



     The Administrator generally assists in all aspects of each Portfolio's administration and operation and also monitors and performs other services pertaining to the Fund's arrangements under the Administrative Services Plan described below. For its services, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% (.10% for the Tax-Exempt Money Market Portfolio) of each Portfolio's average daily net assets. For the fiscal year or period ended November 30, 1997, the Administrator received administration fees (net of waivers) at the effective annual rates of
 .13%, .12%, .05%, .06%, .06%, and .12% of the average daily net assets of the Treasury Money Market, Money Market, Intermediate Corporate Bond, National Municipal Bond, Equity Income, and International Equity Portfolios respectively, and .10% of the average daily net assets of each of the other Portfolios other than the Small Cap Equity Index Portfolio which had not commenced operations as of November 30, 1997. From time to time, the Administrator may voluntarily waive all or a portion of the administration fees otherwise payable by a Portfolio in order to increase the net income available for distribution to shareholders.


     For the period October 1, 1996 through September 30, 1997, the Predecessor Growth Equity Portfolio bore administrative fees pursuant to the administrative services agreement then in effect with Federated Administrative Services, its former administrator, at the effective annual rate of .15% of its average daily net assets.

DISTRIBUTOR

     Trust Shares in each Portfolio are sold continuously by the Distributor, BISYS Fund Services, an affiliate of the Administrator. The Distributor is a registered broker-dealer with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219.

ADMINISTRATIVE SERVICES PLAN


     The Fund has adopted an Administrative Services Plan with respect to the Trust Shares of the Portfolios. Pursuant to the Administrative Services Plan, Trust Shares are sold to banks and other financial institutions (which may include Mercantile Bank or its affiliated or correspondent banks) acting on behalf of their qualified accounts (such financial institutions collectively, the "Service Organizations") which agree to provide certain shareholder administrative services for their clients or account holders (collectively, the "customers") who are the beneficial owners of such Shares. The holders of Trust Shares bear their pro rata portion of the fees which may be paid to Service Organizations for such services at an annual rate of up to .25%, for the Money Market Portfolios, and up to .30%, for the Equity and Bond Portfolios, respectively, of the average daily net assets of a Portfolio's Trust Shares owned beneficially by a Service Organization's customers.


SERVICE ORGANIZATIONS


     The servicing agreements adopted under the Administrative Services Plan (the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include Mercantile Bank and its affiliates) to perform certain services, including providing administrative services with respect to the beneficial owners of Trust Shares of a Portfolio, such as establishing and maintaining accounts and records for their customers who invest in such Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customer inquiries concerning their investments.


     Under the Servicing Agreements and upon notice to the Fund, a Service Organization may subcontract with one or more entities for the performance of certain services provided under its Servicing Agreements with the Fund. Such Service Organization shall be as fully responsible to the Fund for the acts or omissions of any sub-contractor as it would be for its own acts or omissions. The fees payable to any sub-contractor are paid by the Service Organization out of the fees it receives from the Fund.

     The Fund understands that Service Organizations providing such administrative services may also charge fees to their customers beneficially owning such Shares. These fees would be in addition to any amounts which may be received by such Service Organization under its Servicing Agreement with the Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by a Portfolio and any other compensation payable by its customers in connection with their investment in such Shares. Customers of such Service Organizations receiving servicing fees should read this Prospectus in light of the terms governing their accounts with their Service Organization.

CUSTODIAN, SUB-CUSTODIAN AND TRANSFER AGENT


     Mercantile Bank, an affiliate of the Fund and a wholly-owned subsidiary of Mercantile, with principal offices located at One Mercantile Center, 8th and Locust Streets, St. Louis, Missouri 63101, serves as Custodian of each Portfolio's assets. In addition, Bankers Trust Company of New York, with principal offices at 16 Wall Street, New York, New York 10005, serves as Sub-Custodian for the International Equity Portfolio. BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.


REGULATORY MATTERS


     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling the Shares of a registered, open-end investment company continuously engaged in the issuance of its Shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Shares of the Portfolios. Such banking laws and regulations do not prohibit such a holding company or affiliate, or banks, from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing Shares of such a company as agent for and upon the order of customers. Mercantile Bank, MVA, Service Organizations that are banks or bank affiliates, and broker-dealers that are bank affiliates are subject to such laws and regulations, but believe they may perform the services for the Portfolios contemplated by their respective agreements, this Prospectus and the Statement of Additional Information without violating applicable banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretation of federal laws expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


     Should future legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Portfolios and the shareholders, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is not expected that investors would suffer any adverse financial consequences as a result of any of these occurrences.


     If current restrictions preventing a bank from legally sponsoring, organizing, controlling, or distributing Shares of an investment company were relaxed, Mercantile Bank, or an affiliate of Mercantile Bank, would consider the possibility of offering to perform additional services for the Portfolios. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Mercantile Bank, or such an affiliate, might offer to provide such services.


     Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by the Portfolios to a financial intermediary in connection with the investment of fiduciary funds in a Portfolio's Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.

EXPENSES

     Except as noted above and in the Statement of Additional Information under "Investment Advisory and Administrative Contracts" and "Custodian and Transfer Agent," the Fund's service contractors bear all expenses in connection with the performance of their services, except that the Distributor is compensated pursuant to the Distribution and Services Plans (as described below under "Other Information Concerning the Fund and Its Shares"). Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, 12b-1 fees, servicing fees, certain fees and expenses in registering and qualifying a Portfolio and its Shares for distribution under federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to a particular Portfolio will be allocated among all Portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable. Any expenses relating only to a particular class of Shares within a Portfolio will be borne solely by such class. See "Certain Financial Information" and "Management of the Fund" above for additional information regarding expenses of each Portfolio.

                          OTHER INFORMATION CONCERNING
                            THE FUND AND ITS SHARES

DESCRIPTION OF SHARES

     The Fund was organized as a Maryland corporation on September 9, 1982 and is a mutual fund of the type known as an "open-end management investment company". The Fund's principal office is located at 3435 Stelzer Road, Columbus, Ohio 43219.

     The Fund's Charter authorizes the Board of Directors to issue up to twenty billion full and fractional shares of common stock, and to classify and reclassify any unauthorized and unissued shares into one or more classes of shares. The Board of Directors may similarly classify or reclassify any class of shares into one or more series.


     Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Portfolios, each of which (except the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolios) is classified as a diversified company under the 1940 Act: 1 billion Trust Shares, 300 million Institutional Shares, 2 billion S Shares and 100 million Investor A Shares, representing interests in the Treasury Money Market Portfolio; 1.8 billion Trust Shares, 300 million Institutional Shares, 2 billion S Shares, 550 million Investor A Shares and 50 million Investor B Shares, representing interests in the Money Market Portfolio; 300 million Trust Shares, 2 billion S Shares and 50 million Investor A Shares, representing interests in the Tax-Exempt Money Market Portfolio; 35 million Trust Shares, 20 million Institutional Shares, 5 million Investor A Shares and 50 million Investor B Shares, representing interests in the U.S. Government Securities Portfolio; 50 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares, representing interests in the Intermediate Corporate Bond Portfolio; 50 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares, representing interests in the Bond Index Portfolio; 50 million Trust Shares, 20 million Institutional Shares, 5 million Investor A Shares and 50 million Investor B Shares, representing interests in the Government & Corporate Bond Portfolio; 25 million Trust Shares and 25 million Investor A Shares, representing interests in the Short-Intermediate Municipal Portfolio; 25 million Trust Shares, 25 million Investor A Shares and 25 million Investor B Shares, representing interests in the Missouri Tax-Exempt Bond Portfolio; 50 million Trust Shares, 25 million Investor A Shares, and 25 million Investor B Shares, representing interests in the National Municipal Bond Portfolio; 50 million Trust Shares, 25 million Institutional Shares, 25 million Investor A Shares and 25 million Investor B Shares, representing interests in the Equity Income Portfolio; 50 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares, representing interests in the Equity Index Portfolio; 50 million Trust Shares, 20 million Institutional Shares, 5 million Investor A Shares and 50 million Investor B Shares, representing interests in the Growth & Income Equity Portfolio; 50 million Trust Shares, 25 million Institutional Shares, 25 million Investor A Shares and 25 million Investor B Shares, representing interests in the Growth Equity Portfolio; 35 million Trust Shares, 20 million Institutional Shares, 5 million Investor A Shares and 50 million Investor B Shares, representing interests in the Small Cap Equity Portfolio; 50 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares, representing interests in the Small Cap Equity Index Portfolio; 10 million Trust Shares, 10 million Institutional Shares, 10 million Investor A Shares and 50 million Investor B Shares, representing interests in the International Equity Portfolio; and 15 million Trust Shares, 20 million Institutional Shares, 5 million Investor A Shares and 50 million Investor B Shares, representing interests in the Balanced Portfolio. Institutional Shares, S Shares, Investor A Shares and Investor B Shares of the Portfolios are described in separate prospectuses which are available from the Distributor at the telephone number on the cover of this Prospectus. As of the date of this Prospectus, the Fund has not commenced its offering of S Shares. Shares in the Fund's Portfolios will be issued without Share certificates.



     The Trust Shares of the Portfolios are described in this Prospectus. The Portfolios also offer Investor A Shares and, in addition, each Portfolio except the Tax-Exempt Portfolios offers Institutional Shares, each Money Market Portfolio offers S Shares and each Portfolio except the Treasury Money Market, Tax-Exempt Money Market, U.S. Government Securities, Bond Index, Short-Intermediate Municipal, Equity Index and Small Cap Equity Index Portfolios offers Investor B Shares. Institutional Shares are offered to financial institutions acting on behalf of discretionary and non-discretionary accounts for which they do not receive account-level asset-based management fees. S Shares are offered to customers who purchase such Shares through cash management services, such as a sweep account, offered by Mercantile Bank, any of its banking affiliates, and certain other financial service organizations, such as banks or broker-dealers. Institutional Shares and S Shares are sold without a sales charge. Investor A Shares (other than Investor A Shares of the Money Market Portfolios which are sold without a sales charge) are sold with a maximum 4.5% (2.5% with respect to the U.S. Government Securities, Bond Index, Short-Intermediate Municipal, Equity Index and Small Cap Equity Index Portfolios) front-end sales charge, and Investor B Shares are sold with a maximum 5.0% contingent deferred sales charge. Investor A Shares and Investor B Shares are sold through selected broker/dealers and other financial intermediaries to individual or institutional customers. Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares bear their pro rata portion of all operating expenses paid by a Portfolio, except that Trust Shares and Institutional Shares bear all payments under the Portfolio's respective Administrative Services Plans adopted for such Shares and S Shares, Investor A Shares and Investor B Shares bear all payments under the Portfolio's respective Distribution and Services Plans adopted for such Shares. In addition, Institutional Shares of a Portfolio bear the expense of certain sub-transfer agency fees.


     Payments under the Administrative Services Plans for Institutional Shares are made to Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Institutional Shares. Payments under the Administrative Services Plans may not exceed .25% (on an annual basis) of the average daily net asset value of outstanding Institutional Shares of the Money Market Portfolios or .30% (on an annual basis) of the average daily net asset value of outstanding Institutional Shares of the Equity and Bond Portfolios.

     Payments under the Distribution and Services Plans for S Shares, Investor A Shares and Investor B Shares are made to (i) the Distributor or another person for providing distribution assistance and assuming certain related expenses, and
(ii) Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of S Shares,

Investor A Shares or Investor B Shares. Payments under the Distribution and Services Plan for S Shares may not exceed 1.00% (on an annual basis) of the average daily net asset value of outstanding S Shares of a Portfolio. Payments under the Distribution and Services Plan for Investor A Shares may not exceed
 .25% (on an annual basis) of the average daily net asset value of outstanding Investor A Shares of the Money Market Portfolios or .30% (on an annual basis) of the average daily net asset value of Investor A Shares of the Equity and Bond Portfolios. Payments under the Distribution and Services Plan for Investor B Shares may not exceed 1.00% (on an annual basis) of the average daily net asset value of outstanding Investor B Shares of a Portfolio. Distribution payments made under the Distribution and Services Plans are subject to the requirements of Rule 12b-1 under the 1940 Act.

     The Fund offers various services and privileges in connection with Investor A Shares and Investor B Shares of a Portfolio that are not offered in connection with the Portfolio's Trust, Institutional or S Shares, including an automatic investment program and an automatic withdrawal plan. Each class of shares also offers different exchange privileges. Investor B Shares convert automatically into Investor A Shares eight years after the beginning of the calendar month in which the Shares were purchased.


     Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. Shares of all Portfolios will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of a particular Portfolio will vote together as a single class on matters relating to the Portfolio's investment advisory (or sub-advisory) agreement and investment objective, if fundamental, and fundamental policies. Only holders of Trust Shares, however, will vote on matters relating to the Administrative Services Plan for Trust Shares and only holders of Institutional Shares will vote on matters pertaining to the Administrative Services Plan for Institutional Shares. Similarly, only holders of S Shares will vote on matters pertaining to the Distribution and Services Plan for S Shares, only holders of Investor A Shares will vote on matters pertaining to the Distribution and Services Plan for Investor A Shares and only holders of Investor B Shares will vote on matters pertaining to the Distribution and Services Plan for Investor B Shares.


     The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding Shares, the Fund will call a special meeting to vote on the question of removal of a director.

     Shares of the Portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding Shares (irrespective of Portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Shares will be fully paid and nonassessable.

MISCELLANEOUS


     As used in this Prospectus, a "vote of a majority of the outstanding Shares" of a Portfolio means, with respect to the approval of an investment advisory or sub-advisory agreement or a change in an investment objective, if fundamental, or fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of such Portfolio (irrespective of class), or (b) 67% or more of the Shares of such Portfolio (irrespective of class) present at a meeting if more than 50% of the outstanding Shares of such Portfolio are represented at the meeting in person or by proxy.



     As of March 5, 1998, Mercantile Bank and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares. Therefore, Mercantile Bank may be deemed to be a controlling person of the Fund within the meaning of the 1940 Act.


     Inquiries regarding the Portfolios may be directed to the Fund at 1-800-452-4015.

             ------------------------------------------------------

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE PORTFOLIOS' STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIOS, THE FUND, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE PORTFOLIOS, THE FUND OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                              CROSS REFERENCE SHEET
                                 (Trust Shares)

                    The ARCH Treasury Money Market Portfolio
                         The ARCH Money Market Portfolio
                   The ARCH Tax-Exempt Money Market Portfolio



Form N-1A Part A Item                                   Prospectus Caption
---------------------                                   ------------------

1.       Cover Page.....................................   Cover Page

2.       Synopsis.......................................   Expense Summary
                                                           for Trust Shares

3.       Condensed Financial
           Information..................................   Certain Financial
                                                           Information;
                                                           Financial
                                                           Highlights; Yields
                                                           and Total
                                                           Returns

4.       General Description
           of Registrant................................   Highlights;
                                                           Investment
                                                           Objectives, Policies
                                                           and Risk
                                                           Considerations;
                                                           Other Information
                                                           Concerning the Fund
                                                           and Its Shares

5.       Management of the Fund.........................   Management of the
                                                           Fund

5A.      Management's Discussion of
           Fund Performance.............................   Inapplicable

6.       Capital Stock and
           Other Securities.............................   How to Purchase and
                                                           Redeem Shares;
                                                           Dividends and
                                                           Distributions;
                                                           Taxes; Other
                                                           Information
                                                           Concerning the Fund
                                                           and Its Shares

7.       Purchase of Securities
           Being Offered................................   How to Purchase and
                                                           Redeem Shares

8.       Redemption or Repurchase.......................   How to Purchase and
                                                           Redeem Shares

9.       Pending Legal Proceedings......................   Inapplicable

                             THE ARCH FUND(R), INC.

                    THE ARCH TREASURY MONEY MARKET PORTFOLIO
                        THE ARCH MONEY MARKET PORTFOLIO
                   THE ARCH TAX-EXEMPT MONEY MARKET PORTFOLIO

                                  TRUST SHARES

    The ARCH Fund, Inc. is an open-end, management investment company which currently offers Shares in eighteen investment portfolios. This Prospectus describes the Trust Shares of the ARCH TREASURY MONEY MARKET, MONEY MARKET AND TAX-EXEMPT MONEY MARKET PORTFOLIOS. Trust Shares are offered to financial institutions acting on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account-level asset-based management fees.

    THE ARCH TREASURY MONEY MARKET PORTFOLIO'S investment objective is to seek a high level of current income exempt from state income tax consistent with liquidity and security of principal.

    THE ARCH MONEY MARKET PORTFOLIO'S investment objective is to seek current income with liquidity and stability of principal.

    THE ARCH TAX-EXEMPT MONEY MARKET PORTFOLIO'S investment objective is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.


    Mississippi Valley Advisors Inc. ("MVA" or the "Adviser"), an indirect wholly-owned subsidiary of Mercantile Bancorporation Inc. ("Mercantile"), acts as investment adviser for the Portfolios. Mercantile Bank National Association ("Mercantile Bank"), an affiliate of the Adviser, serves as custodian; BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator; and BISYS Fund Services (the "Distributor") serves as sponsor and distributor.


    This Prospectus sets forth concisely certain information about the Portfolios that prospective investors should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Portfolios, contained in a Statement of Additional Information dated March 31, 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. An investor may obtain the Statement of Additional Information without charge by writing the Fund at P.O. Box 78069, St. Louis, Missouri 63178 or by calling 1-800-452-4015.

    AN INVESTMENT IN THE PORTFOLIOS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT ANY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    Portfolio Shares are not bank deposits, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency, and are not the obligations of or guaranteed or otherwise supported by any bank. An investment in the Portfolios involves investment risk, including the possible loss of principal.
                            ------------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 MARCH 31, 1998

                                   HIGHLIGHTS


     The ARCH Fund, Inc. (the "Fund") is an open-end, management investment company (commonly known as a mutual fund) registered under the Investment Company Act of 1940, as amended. The Fund currently offers investment opportunities in eighteen investment portfolios. This Prospectus relates to three of those portfolios: the ARCH TREASURY MONEY MARKET, MONEY MARKET and TAX-EXEMPT MONEY MARKET PORTFOLIOS (the "Portfolios"). In addition, the Fund offers investment opportunities in the ARCH U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios, which are described in separate prospectuses. Each Portfolio represents a separate pool of assets with different investment objectives and policies (as described below under "Investment Objectives, Policies and Risk Considerations"). MVA serves as adviser, Mercantile Bank as custodian, BISYS Fund Services Ohio, Inc. as administrator and BISYS Fund Services as sponsor and distributor. For information on expenses, fee waivers, and services, see "Certain Financial Information," "Financial Highlights" and "Management of the Fund."


     The following information generally describes the Portfolios and their investment objectives. There can be no assurance that the Portfolios will be able to achieve their respective investment objectives.

     Each Portfolio seeks to maintain a net asset value of $1.00 per Share. Each Portfolio's assets are invested in dollar-denominated debt securities with remaining maturities of 397 days (13 months) or less as defined by the Securities and Exchange Commission, and each Portfolio's dollar-weighted average portfolio maturity will not exceed 90 days. All securities acquired by the Portfolios will be determined by MVA, under guidelines approved by the Fund's Board of Directors, to present minimal credit risks and to be rated in the highest category (or deemed comparable in quality) at the time of purchase. There can be no assurance that the Portfolios will be able to achieve a stable net asset value on a continuous basis.

     Investors should note that one or more of the Portfolios may, subject to their investment policies and limitations, purchase variable and floating rate instruments, enter into repurchase agreements and reverse repurchase agreements, lend securities, acquire certain U.S. dollar-denominated instruments of foreign issuers, and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. For example, the absence of a secondary market for a particular variable or floating rate instrument could make it difficult for a Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. Default by a counterparty to a repurchase agreement or securities lending transaction could expose a Portfolio to loss because of adverse market action or possible delay in disposing of the underlying collateral. Reverse repurchase agreements are subject to the risk that the market value of the securities sold by a Portfolio will decline below the repurchase price which the Portfolio is obligated to pay. Foreign securities entail certain inherent risks, such as future political and economic developments and the adoption of foreign government restrictions, that might adversely affect payment of principal and interest. The Tax-Exempt Money Market Portfolio may, under certain conditions, make limited investments in securities the income from which may be subject to federal income tax. See "Investment Objectives, Policies and Risk Considerations" below and the Statement of Additional Information under "Investment Objectives and Policies."

     The Fund offers investors the opportunity to invest in a variety of professionally managed investments without having to become involved with detailed management, accounting and safekeeping procedures normally related to direct investments in securities. The Portfolios also offer the economic advantages of block trading in securities and the availability of a family of eighteen mutual funds should an investor's investment goals change.

     For information on purchasing, exchanging or redeeming Trust Shares of the Portfolios, please see "How to Purchase and Redeem Shares" below.

                         CERTAIN FINANCIAL INFORMATION



     Shares of the Money Market Portfolio have been classified into five classes of Shares--Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares. Shares of the Treasury Money Market Portfolio have been classified into four classes of Shares--Trust Shares, Institutional Shares, S Shares and Investor A Shares. Shares of the Tax-Exempt Money Market have been classified into three classes of Shares--Trust Shares, S Shares and Investor A Shares. Shares of each class in a Portfolio represent equal, pro rata interests in the investments held by that Portfolio and are identical in all respects, except that Shares of each class bear separate distribution and/or shareholder administrative servicing fees and certain other operating expenses, and enjoy certain exclusive voting rights on matters relating to these fees. (See "Other Information Concerning the Fund and Its Shares," "Management of the Fund--Administrative Services Plan," and "Management of the Fund--Custodian and Transfer Agent" below.) As a result of payments for distribution and/or shareholder administrative servicing fees and certain other operating expenses that may be made in differing amounts, the net investment income of Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares in a Portfolio can be expected, at any given time, to be different. As of the date of this Prospectus, the Fund has not commenced its offering of S Shares.



     The Tax-Exempt Money Market Portfolio commenced operations on July 10, 1986 as a separate investment portfolio (the "Predecessor Tax-Exempt Money Market Portfolio") of The ARCH Tax-Exempt Trust (the "Trust"), which was organized as a Massachusetts business trust. On October 2, 1995, the Predecessor Tax-Exempt Money Market Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Tax-Exempt Money Market Portfolio offered and sold shares of beneficial interest that were similar to the Fund's Trust Shares and Investor A Shares.

                        EXPENSE SUMMARY FOR TRUST SHARES



                                                    TREASURY                       TAX-EXEMPT
                                                  MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                  ------------    ------------    ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
     (as a percentage of average net assets)
     Investment Advisory Fees (net of fee
     waivers)(1)................................      .35%            .35%            .35%
     12b-1 Fees.................................      .00%            .00%            .00%
     Other Expenses (including administration
       fees, administrative services fees and
       other expenses) (net of fee waivers and
       expense reimbursements)(2,3).............      .26%            .29%            .22%
                                                      ---             ---             ---
     Total Portfolio Operating Expenses (net of
       fee waivers and expense
       reimbursements)(3).......................      .61%            .64%            .57%
                                                      ===             ===             ===


------------

(1) Without fee waivers, Investment Advisory Fees would be .40%, .40% and .40% for the Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios, respectively.



(2) Without fee waivers, administration fees would be .10% for the Tax-Exempt Money Market Portfolio and .20% for each other Portfolio. Administrative services fees are payable at an annual rate not to exceed .25% for each Portfolio.


(3) Without fee waivers and/or expense reimbursements, Other Expenses would be .53%, .52% and .42% and Total Portfolio Operating Expenses would be .93%, .92% and .82% for the Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios, respectively.

                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                     EXAMPLE                         ------     -------     -------     --------
You would pay the following expenses on a $1,000
  investment, assuming (1) a 5% annual return and
  (2) redemption at the end of each period:
  Treasury Money Market Portfolio.................     $6         $20         $34         $76
  Money Market Portfolio..........................     $7         $20         $36         $80
  Tax-Exempt Money Market Portfolio...............     $6         $18         $32         $71



     THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of the Portfolios is contained in the Fund's Annual Report to Shareholders dated November 30, 1997 which may be obtained without charge by contacting the Fund at the address or telephone number provided on page 1 of this Prospectus.



     The purpose of the foregoing tables is to assist in understanding the various costs and expenses that an investor in a Portfolio's Trust Shares will bear directly or indirectly. The information contained in such tables is based on the expenses incurred by the Treasury Money Market and Money Market Portfolios during the last fiscal year with respect to its Trust Shares. Such information with respect to the Tax-Exempt Money Market Portfolio is based on expenses that the Portfolio incurred during the last fiscal year restated to reflect the expenses that such Portfolio expects to incur during the current fiscal year with respect to its Trust Shares. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information. The Tables and Examples have not been audited by the Fund's independent auditors and do not reflect any charges that may be imposed by financial institutions on their customers.

                              FINANCIAL HIGHLIGHTS

     The "Financial Highlights" in the following tables supplement the Fund's financial statements, which are contained in the Fund's Annual Report to Shareholders dated November 30, 1997 and incorporated by reference into the Statement of Additional Information, and set forth certain historic results for Trust Shares of the Portfolios. The data for the years ended November 30, 1989 through 1997, and with respect to the Tax-Exempt Money Market Portfolio (and its Predecessor Portfolio), for the years ended November 30, 1997 and 1996, the six-month period ended November 30, 1995 and each of the years or periods ended May 31, 1990 through 1995, has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report insofar as it relates to each of the years or periods in the five-year period ended November 30, 1997 (the years ended November 30, 1997 and 1996, the six-month period ended November 30, 1995 and each of the years or periods in the three-year period ended May 31, 1995 with respect to the Tax-Exempt Money Market Portfolio (and its Predecessor Portfolio)) on the financial statements containing such information is incorporated by reference into the Statement of Additional Information. The data for the year ended November 30, 1988 and with respect to the Predecessor Tax-Exempt Money Market Portfolio, for the years ended May 31, 1989 and 1988, were derived from financial statements audited by the Fund's and the Trust's prior auditors. Further information about the performance of the Portfolios is available in the Fund's Annual Report. Both the Statement of Additional Information and the Annual Report may be obtained free of charge by contacting the Fund at the address or telephone number provided on the front cover page of this Prospectus.

                        TREASURY MONEY MARKET PORTFOLIO

              (For a Share(b) outstanding throughout each period)


                                                                                             DECEMBER 2, 1991
                                                 YEARS ENDED NOVEMBER 30,                           TO
                                 --------------------------------------------------------      NOVEMBER 30,
                                   1997        1996        1995        1994        1993         1992(a)(b)
                                 --------    --------    --------    --------    --------    ----------------
                                  TRUST       TRUST       TRUST       TRUST       TRUST           TRUST
                                  SHARES      SHARES      SHARES      SHARES      SHARES          SHARES
                                 --------    --------    --------    --------    --------    ----------------
Net Asset Value, Beginning of
  Period.......................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00        $   1.00
                                 --------    --------    --------    --------    --------        --------
Investment Activities
  Net investment income........     0.046       0.045       0.050       0.033       0.026           0.034
                                 --------    --------    --------    --------    --------        --------
  Total from Investment
    Activities.................     0.046       0.045       0.050       0.033       0.026           0.034
                                 --------    --------    --------    --------    --------        --------
Distributions
  Net investment income........    (0.046)     (0.045)     (0.050)     (0.033)     (0.026)         (0.034)
                                 --------    --------    --------    --------    --------        --------
  Total Distributions..........    (0.046)     (0.045)     (0.050)     (0.033)     (0.026)         (0.034)
                                 --------    --------    --------    --------    --------        --------
Net Asset Value, End of
  Period.......................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00        $   1.00
                                 ========    ========    ========    ========    ========        ========
Total Return...................      4.70%       4.64%       5.12%       3.38%       2.67%           3.16%(c)
Ratios/Supplemental Data:
Net Assets at end of
  period (000).................  $283,653    $131,322    $252,780    $242,099    $256,503        $229,288
  Ratio of expenses to average
    net assets (including
    waivers) ..................      0.61%       0.61%       0.60%       0.49%       0.41%           0.28%(d)
  Ratio of net investment
    income to average net
    assets (including
    waivers)...................      4.60%       4.55%       5.01%       3.26%       2.64%           3.35%(d)
  Ratio of expenses to average
    net assets (before
    waivers)*..................      0.92%       0.76%       0.75%       0.94%       0.85%           0.72%(d)
  Ratio of net investment
    income to average net
    assets (before waivers)*...      4.28%       4.40%       4.86%       2.82%       2.21%           2.91%(d)

---------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) On December 2, 1991, the Portfolio issued a series of Shares which were designated as "Trust" Shares. In addition, on April 20, 1992, the Portfolio issued a second series of Shares which were designated as "Investor" Shares. On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares.
(c) Not Annualized.
(d) Annualized.

                             MONEY MARKET PORTFOLIO


              (For a Share(a) outstanding throughout each period)

                                                         YEAR ENDED NOVEMBER 30,
                               ----------------------------------------------------------------------------
                                  1997        1996       1995       1994       1993       1992     1991(A)
                               ----------   --------   --------   --------   --------   --------   --------
                                 TRUST       TRUST      TRUST      TRUST      TRUST      TRUST      TRUST
                                 SHARES      SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                               ----------   --------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of
  Period.....................  $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                               ----------   --------   --------   --------   --------   --------   --------
Investment Activities
  Net investment income......       0.050      0.049      0.054      0.035      0.026      0.034      0.058
                               ----------   --------   --------   --------   --------   --------   --------
  Total from Investment
    Activities...............       0.050      0.049      0.054      0.035      0.026      0.034      0.058
                               ----------   --------   --------   --------   --------   --------   --------
Distributions
  Net investment income......      (0.050)    (0.049)    (0.054)    (0.035)    (0.026)    (0.034)    (0.058)
                               ----------   --------   --------   --------   --------   --------   --------
  Total Distributions........      (0.050)    (0.049)    (0.054)    (0.035)    (0.026)    (0.034)    (0.058)
                               ----------   --------   --------   --------   --------   --------   --------
Net Asset Value, End of
  Period.....................  $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                               ==========   ========   ========   ========   ========   ========   ========
Total Return.................        5.06%      4.99%      5.52%      3.55%      2.72%      3.44%      5.95%
Ratios/Supplemental Data:
  Net Assets at end of period
    (000)....................  $1,042,151   $717,265   $698,131   $544,952   $621,717   $574,941   $700,474
  Ratio of expenses to
    average net assets
    (including waivers)......        0.64%      0.61%      0.59%      0.61%      0.59%      0.57%      0.59%
  Ratio of net investment
    income to average net
    assets (including
    waivers).................        4.96%      4.88%      5.38%      3.45%      2.70%      3.44%      5.81%
  Ratio of expenses to
    average net assets
    (before waivers)*........        0.92%      0.76%      0.74%      0.93%      0.80%      0.71%      0.67%
  Ratio of net investment
    income to average net
    assets (before
    waivers)*................        4.68%      4.73%      5.23%      3.13%      2.49%      3.30%      5.73%

                                  YEAR ENDED NOVEMBER 30,
                               ------------------------------
                                 1990       1989       1988
                               --------   --------   --------

Net Asset Value, Beginning of
  Period.....................  $   1.00   $   1.00   $   1.00
                               --------   --------   --------
Investment Activities
  Net investment income......     0.078      0.088      0.071
                               --------   --------   --------
  Total from Investment
    Activities...............     0.078      0.088      0.071
                               --------   --------   --------
Distributions
  Net investment income......    (0.078)    (0.088)    (0.071)
                               --------   --------   --------
  Total Distributions........    (0.078)    (0.088)    (0.071)
                               --------   --------   --------
Net Asset Value, End of
  Period.....................  $   1.00   $   1.00   $   1.00
                               ========   ========   ========
Total Return.................      8.08%      9.21%      7.33%(b)
Ratios/Supplemental Data:
  Net Assets at end of period
    (000)....................  $896,903   $661,145   $289,764
  Ratio of expenses to
    average net assets
    (including waivers)......      0.55%      0.45%      0.45%
  Ratio of net investment
    income to average net
    assets (including
    waivers).................      7.77%      8.82%      7.12%
  Ratio of expenses to
    average net assets
    (before waivers)*........      0.60%      0.60%      0.58%
  Ratio of net investment
    income to average net
    assets (before
    waivers)*................      7.72%      8.67%      6.99%

------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) As of December 1, 1990, the Portfolio designated existing Shares as "Investor" Shares. In addition, on December 1, 1990, the Portfolio issued a second series of Shares which were designated as "Trust" Shares. The financial highlights presented for periods prior to December 1, 1990 are the financial highlights applicable to Investor Shares. On September 27, 1994 the Portfolio redesignated the Investor Shares as "Investor A" Shares.
(b) Unaudited.

                      TAX-EXEMPT MONEY MARKET PORTFOLIO(A)



               (For a Share(b)outstanding throughout each period)


                                                  SIX
                            YEAR       YEAR      MONTHS
                           ENDED      ENDED      ENDED                        YEAR ENDED MAY 31,
                          NOV. 30,   NOV. 30,   NOV. 30,      ---------------------------------------------------
                            1997       1996     1995(E)        1995       1994       1993       1992     1991(B)
                          --------   --------   --------      -------   --------   --------   --------   --------
                           TRUST      TRUST      TRUST         TRUST     TRUST      TRUST      TRUST      TRUST
                           SHARES     SHARES     SHARES       SHARES     SHARES     SHARES     SHARES     SHARES
                          --------   -------    -------       -------   --------   --------   --------   --------
Net Asset Value,
  Beginning of Period...      1.00   $  1.00    $  1.00       $  1.00   $   1.00   $   1.00   $   1.00   $   1.00
                          --------   -------    -------       -------   --------   --------   --------   --------
Investment Activities
  Net investment
    income..............     0.030     0.030      0.016         0.029      0.020      0.021      0.034      0.031
                          --------   -------    -------       -------   --------   --------   --------   --------
  Total from Investment
    Activities..........     0.030     0.030      0.016         0.029      0.020      0.021      0.034      0.031
                          --------   -------    -------       -------   --------   --------   --------   --------
Distributions
  Net investment
    income..............    (0.030)   (0.030)    (0.016)       (0.029)    (0.020)    (0.021)    (0.034)    (0.031)
                          --------   -------    -------       -------   --------   --------   --------   --------
  Total Distributions...    (0.030)   (0.030)    (0.016)       (0.029)    (0.020)    (0.021)    (0.034)    (0.031)
                          --------   -------    -------       -------   --------   --------   --------   --------
Net Asset Value, End of
  Period................  $   1.00   $  1.00    $  1.00       $  1.00   $   1.00   $   1.00   $   1.00   $   1.00
                          ========   =======    =======       =======   ========   ========   ========   ========
Total Return............      3.08%     3.06%      1.57%(c)      2.93%      1.97%      2.16%      3.44%      2.25%
Ratios/Supplemental Data:
  Net Assets at end of
    period (000)........  $143,517   $95,726    $78,031       $85,324   $112,594   $137,602   $126,079   $137,847
  Ratio of expenses to
    average net asset
    (including
    waivers)............      0.58%     0.53%      0.70%(d)      0.61%      0.52%      0.52%      0.59%      0.58%
  Ratio of net
    investment income to
    average net assets
    (including
    waivers)............      3.04%     3.01%      3.10%(d)      2.87%      1.95%      2.13%      3.38%      4.65%
  Ratio of expenses to
    average net assets
    (before waivers)*...      0.83%     0.58%      0.75%(d)      0.70%      0.86%      0.62%      0.69%      0.68%
  Ratio of net
    investment income to
    average net assets
    (before waivers)*...      2.79%     2.96%      3.05%(d)      2.78%      1.61%      2.03%      3.28%      4.55%


                               YEAR ENDED MAY 31,
                          ----------------------------
                          1990(B)    1989(B)   1988(b)
                          --------   -------   -------
                           MONEY      MONEY     MONEY
                           SHARES    SHARES    SHARES
                          --------   -------   -------
Net Asset Value,
  Beginning of Period...  $   1.00   $  1.00   $  1.00
                          --------   -------   -------
Investment Activities
  Net investment
    income..............     0.056     0.056     0.043
                          --------   -------   -------
  Total from Investment
    Activities..........     0.056     0.056     0.043
                          --------   -------   -------
Distributions
  Net investment
    income..............    (0.056)   (0.056)   (0.043)
                          --------   -------   -------
  Total Distributions...    (0.056)   (0.056)   (0.043)
                          --------   -------   -------
Net Asset Value, End of
  Period................  $   1.00   $  1.00   $  1.00
                          ========   =======   =======
Total Return............      5.71%     5.74%     4.35%
Ratios/Supplemental Data
  Net Assets at end of
    period (000)........  $132,407   $70,153   $72,120
  Ratio of expenses to
    average net asset
    (including
    waivers)............      0.51%     0.45%     0.45%
  Ratio of net
    investment income to
    average net assets
    (including
    waivers)............      5.57%     5.59%     4.27%
  Ratio of expenses to
    average net assets
    (before waivers)*...      0.61%     0.63%     0.60%
  Ratio of net
    investment income to
    average net assets
    (before waivers)*...      5.47%     5.41%     4.12%


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Portfolio commenced operations on July 10, 1986 as a portfolio of The ARCH Tax-Exempt Trust. On October 2, 1995, it was reorganized as a new portfolio of the Fund.
(b) "Trust" Shares were originally issued as "Money" Shares. As of September 28, 1990, the Portfolio issued a second series of Shares which were designated as "Trust" Shares. The financial highlights presented for periods prior to September 28, 1990 are the financial highlights applicable to Money Shares.
(c) Not Annualized.
(d) Annualized.
(e) Upon its reorganization as a portfolio of the Fund, the Portfolio changed its fiscal year-end from May 31 to November 30.

            INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS


     Although management will use its best efforts to achieve the investment objective of each Portfolio, there can be no assurance that it will be able to do so. The investment objective of a Portfolio may not be changed without the affirmative vote of a majority of the outstanding Shares of the Portfolio. The Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios are "money market" funds that invest in instruments with remaining maturities of 397 days or less (with certain exceptions) and with dollar-weighted average portfolio maturities of 90 days or less, subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") and other rules of the Securities and Exchange Commission (the "SEC").

THE TREASURY MONEY MARKET PORTFOLIO


     The Treasury Money Market Portfolio's investment objective is to seek a high level of current income exempt from state income tax consistent with liquidity and security of principal. In pursuing its investment objective, the Portfolio invests in selected money market obligations issued by the U.S. Government (or its agencies and instrumentalities) that are guaranteed as to principal and interest by the U.S. Government, the interest on which is generally exempt from state income tax. Securities that are generally eligible for this exemption include those issued by the U.S. Treasury (bills, certificates of indebtedness, notes and certain bonds) and certain U.S. Government agencies and instrumentalities, including the General Services Administration and Small Business Administration. Each investor should consult his or her tax advisor to determine whether distributions from the Portfolio are exempt from state income tax in the investor's home state. Under normal market conditions, the Portfolio intends to invest substantially all (but not less than 65%) of its total assets in securities with the above characteristics and (except to the extent discussed below) will not enter into repurchase agreements or purchase any U.S. Government security that the Adviser believes is subject to state income tax.

     Under extraordinary circumstances, such as when appropriate exempt securities are unavailable or pending investment, the Treasury Money Market Portfolio may temporarily hold cash or invest in repurchase agreements collateralized by U.S. Government securities, other U.S. Government agency or instrumentality securities, securities of other investment companies that invest in securities in which the Portfolio is permitted to invest, or cash equivalents.


THE MONEY MARKET PORTFOLIO


     The Money Market Portfolio's investment objective is to seek current income with liquidity and stability of principal. In pursuing its investment objective, the Portfolio invests substantially all of its assets in a broad range of money market instruments. These instruments include obligations of the U.S. Government, U.S. dollar-denominated foreign securities, obligations of U.S. and foreign banks and savings and loan institutions and commercial obligations that meet the applicable quality requirements described below.


     The Money Market Portfolio will purchase only "First Tier Eligible Securities" (as defined by the SEC) that present minimal credit risks as determined by the Adviser pursuant to guidelines approved by the Fund's Board of Directors. First Tier Eligible Securities consist of (i) securities that either
(a) have short-term debt ratings at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("Rating Agencies") (or one Rating Agency if the security was rated by only one Rating Agency), or (b) are issued by issuers with such ratings, and (ii) certain securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Directors. The applicable ratings issued by Rating Agencies are described in Appendix A to the Statement of Additional Information. The following descriptions illustrate the types of instruments in which the Portfolio invests.


     BANKING OBLIGATIONS. The Money Market Portfolio may purchase obligations of issuers in the banking industry, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks in amounts not in excess of 25% of its assets where the Adviser deems the instrument to present minimal credit risks. See "Risk Factors--Risks Associated with Foreign Securities" below. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of the value of its total assets.

     COMMERCIAL PAPER AND VARIABLE AND FLOATING RATE INSTRUMENTS. The Money Market Portfolio may invest in commercial paper, including asset-backed commercial paper representing interests in a pool of corporate receivables, dollar-denominated obligations issued by domestic and foreign bank holding companies, and corporate bonds that meet the quality and maturity requirements described above. The Portfolio may also invest in variable or floating rate notes that may have a stated maturity in excess of thirteen months but will, in any event, permit the Portfolio to demand payment of the principal of the instrument at least once every thirteen months upon no more than 30 days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). Such instruments may include variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated variable and floating rate instruments will be determined by the Adviser (under the supervision of the Board of Directors) to be of comparable quality at the time of purchase to First Tier Eligible Securities. There may be no active secondary market in the instruments, which could make it difficult for the Portfolio to dispose of an instrument in the event the issuer were to default on its payment obligation or during periods that the Portfolio could not exercise its demand rights. The Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments held by the Portfolio will be subject to the Portfolio's 10% limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a liquid trading market is absent.

     GOVERNMENT OBLIGATIONS. The Money Market Portfolio may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, the Portfolio may, when deemed appropriate by the Adviser, invest in short-term obligations issued by state and local governmental issuers that meet the quality requirements described above and, as a result of the Tax Reform Act of 1986, carry yields that are competitive with those of other types of money market instruments of comparable quality.

THE TAX-EXEMPT MONEY MARKET PORTFOLIO


     The Tax-Exempt Money Market Portfolio's investment objective is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal. The Portfolio seeks to achieve its objective by investing substantially all of its assets in short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective political subdivisions, agencies, instrumentalities and authorities the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from regular federal income tax (collectively, "Municipal Obligations"). The Portfolio may also hold tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests.

     The Tax-Exempt Money Market Portfolio will purchase only "First Tier Eligible Securities" (as defined by the SEC) that present minimal credit risks as determined by the Adviser pursuant to guidelines approved by the Board of Directors. See "The Money Market Portfolio" above for a description of "First Tier Eligible Securities."

     Dividends paid by the Tax-Exempt Money Market Portfolio that are derived from interest attributable to tax-exempt obligations of a particular state and its political subdivisions as well as of certain other governmental issuers including Puerto Rico, Guam and the Virgin Islands may be exempt from federal and state income tax. Dividends derived from interest on obligations of other governmental issuers are exempt from federal income tax but may be subject to state income tax.

     As a matter of fundamental policy, under normal market conditions or when the Adviser deems suitable tax-exempt Municipal Obligations to be available, at least 80% of the Tax-Exempt Money Market Portfolio's total assets will be invested in Municipal Obligations. The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Adviser, suitable Municipal Obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods.


     In addition, during temporary defensive periods or if, in the opinion of the Adviser, suitable Municipal Obligations are unavailable and subject to the quality standards described above, the Tax-Exempt Money Market Portfolio may invest up to 20% of its assets in money market instruments, the income from which is subject to federal income tax. Such instruments may include obligations of the U.S. Government, its agencies or instrumentalities; debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the highest rating category by a Rating Agency; certificates of deposit or bankers' acceptances of domestic branches of U.S. banks with total assets at the time of purchase of $1 billion or more; or repurchase agreements with respect to such obligations.



OTHER APPLICABLE POLICIES


     The investment policies described in this Prospectus are among those which one or more of the Portfolios have the ability to utilize. Some of these policies may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular policy, method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

     U.S. GOVERNMENT OBLIGATIONS. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of a Portfolio. Certain U.S. Government securities held by the Portfolios may have remaining maturities exceeding thirteen months if such securities provide for adjustments in their interest rates no less frequently than every thirteen months. Examples of the types of U.S. Government obligations that may be held by the Portfolios, subject to their respective investment objectives and policies, include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Resolution Trust Corporation, and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. There is no assurance that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.



     STRIPPED GOVERNMENT SECURITIES. To the extent consistent with their respective investment policies, each Portfolio may invest in bills, notes and bonds (including zero coupon bonds) issued by the U.S. Treasury. In addition, the Treasury Money Market and Money Market Portfolios may also invest in "stripped" U.S. Treasury obligations offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program or other stripped securities issued directly by agencies or instrumentalities of the U.S. Government (and, with respect to the Treasury Money Market Portfolio only, that are also guaranteed as to principal and interest by the U.S. Government). STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. Government that clear through the Federal Reserve System. The Money Market Portfolio may also purchase U.S. Treasury and agency securities that are stripped by brokerage firms and custodian banks and sold under proprietary names. These stripped securities are resold in custodial receipt programs with a number of different names (such as TIGRs and CATS) and are not considered U.S. Government securities for purposes of the 1940 Act.


     Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Adviser will consider the liquidity needs of a Portfolio when any investments in zero coupon obligations or other principal-only obligations are made.

     SECURITIES LENDING. To increase return or offset expenses, the Treasury Money Market and Money Market Portfolios may, from time to time, lend their portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, or its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank that has at least $1.5 billion in total assets, or any combination thereof. The collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Portfolio. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. In accordance with current SEC policies, each Portfolio is currently limiting its securities lending to 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. Loans are subject to termination by a Portfolio or a borrower at any time.

     REPURCHASE AGREEMENTS. Under certain circumstances described above and subject to their respective investment policies, each Portfolio may agree to purchase U.S. Government securities from financial institutions such as banks and broker-dealers, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price ("repurchase agreements"). A Portfolio will enter into repurchase agreements only with financial institutions such as banks and broker-dealers that the Adviser believes to be creditworthy. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price (including accrued interest). Default by a seller could expose a Portfolio to possible loss because of adverse market action or possible delay in disposing of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Although no Portfolio presently intends to enter into repurchase agreements providing for settlement in more than seven days, each Portfolio does have the authority to do so subject to its limitation on the purchase of illiquid securities described below. Repurchase agreements are considered to be loans under the 1940 Act. The income on repurchase agreements is taxable. See "Taxes" below.

     REVERSE REPURCHASE AGREEMENTS. Subject to its investment policies, the Money Market Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with its investment limitations below. Pursuant to such agreements, the Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at an agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price which the Portfolio is obligated to pay. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

     SECURITIES OF OTHER INVESTMENT COMPANIES. Under certain circumstances described above and subject to their respective investment policies and limitations, each Portfolio may invest in securities issued by other investment companies which invest in securities in which the Portfolio is permitted to invest and which determine their net asset value per Share based on the amortized cost or penny-rounding method. Each Portfolio may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition on a Portfolio investing more than 10% of the value of its total assets in such securities. Investments in other investment companies will cause a Portfolio (and, indirectly, the Portfolio's shareholders) to bear proportionately the cost incurred in connection with the operations of such other investment companies. In addition, investment companies in which a Portfolio may invest may impose a sales or distribution charge in connection with the purchase or redemption of their shares as well as other types of commissions or charges (no sales charge will be paid by the Tax-Exempt Money Market Portfolio in connection with such investments). Such charges will be payable by a Portfolio and, therefore, will be borne indirectly by its shareholders. To the extent that a Portfolio may invest in securities of other investment companies, the Fund and the Adviser will ensure that there will be no duplication of advisory fees. If necessary to accomplish this, the Adviser will rebate its advisory fee to the Fund. See the Statement of Additional Information under "Investment Objectives and Policies--Securities of Other Investment Companies." The income on securities of other investment companies may be taxable to investors at the state or local level. See "Taxes" below.


     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Portfolio to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit a Portfolio to lock-in a price or yield on a security, regardless of future changes in interest rates. When-issued purchases and forward commitment transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date. Each Portfolio expects that these transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. No Portfolio intends to engage in such transactions for speculative purposes but only for the purpose of acquiring portfolio securities.



     TYPES OF MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obligations that may be held by the Tax-Exempt Money Market Portfolio are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


     Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds issued by or on behalf of public authorities to finance various privately operated facilities are considered Municipal Obligations. Interest on private activity bonds, although free of regular federal income tax, may be an item of tax preference for purposes of the federal alternative minimum tax.

     The Tax-Exempt Money Market Portfolio may acquire zero coupon obligations, which may have greater price volatility than coupon obligations and which will not result in payment of interest until maturity. Also included within the general category of Municipal Obligations are participation certificates in leases, installment purchase contracts, or conditional sales contracts ("lease obligations") entered into by state or political subdivisions to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, certain lease obligations are backed by the lessee's covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the lessee has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing and may not be as marketable as more conventional securities. To the extent these securities are illiquid, they are subject to the Portfolio's applicable limitation on illiquid securities described below.

     VARIABLE AND FLOATING RATE MUNICIPAL OBLIGATIONS. Municipal Obligations purchased by the Tax-Exempt Money Market Portfolio may include rated or unrated variable and floating rate instruments, including variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments purchased by the Portfolio will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be purchased. The absence of an active secondary market for a particular variable or floating rate instrument, however, could make it difficult for the Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. The Tax-Exempt Money Market Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

     STAND-BY COMMITMENTS. The Tax-Exempt Money Market Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified Municipal Obligations at a specified price. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield otherwise available for the same securities). Stand-by commitments acquired by the Portfolio will be valued at zero in determining the Portfolio's net asset value.

     TAX-EXEMPT DERIVATIVES. The Tax-Exempt Money Market Portfolio may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust or other forms. The Adviser expects that less than 5% of the Portfolio's assets will be invested in such securities during the current year. See the Statement of Additional Information under "Investment Objectives and Policies--Tax-Exempt Derivatives."

     FOREIGN SECURITIES. The Money Market Portfolio may acquire U.S. dollar-denominated securities of foreign corporations and certain types of bank instruments issued or supported by the credit of foreign banks or foreign branches of domestic banks where the Adviser deems the investments to present minimal credit risks. Investments made in foreign securities involve certain inherent risks, such as future political and economic developments, the possible imposition of foreign withholding tax on the interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect payment of interest or principal. In addition, foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     ILLIQUID SECURITIES. A Portfolio will not invest more than 10% of the value of its net assets in illiquid securities. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that may be purchased by institutional buyers pursuant to SEC Rule 144A are subject to the applicable limit (unless the Adviser, pursuant to guidelines established by the Board of Directors, determines that a liquid market exists). The purchase of securities which can be sold under Rule 144A could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities.

     RISK FACTORS AND OTHER CONSIDERATIONS. The Tax-Exempt Money Market Portfolio's ability to achieve its investment objective is dependent upon the ability of issuers of Municipal Obligations to meet their continuing obligations for the payment of principal and interest. Although the Tax-Exempt Money Market Portfolio may invest 25% more of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, (iii) private activity bonds, it does not presently intend to do so unless, in the opinion of the Adviser, the investment is warranted. To the extent that the Portfolio's assets are invested in Municipal Obligations whose issuers are in the same state or that are payable from the revenues of similar projects or in private activity bonds, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so invested. See "Investment Objectives and Policies--Municipal Obligations" in the Statement of Additional Information.

     The Tax-Exempt Money Market Portfolio is classified as non-diversified under the 1940 Act. Investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives. The value of the Tax-Exempt Money Market Portfolio's securities can be expected to vary inversely with changes in prevailing interest rates.

     Municipal Obligations purchased by the Tax-Exempt Money Market Portfolio may be backed by letters of credit or guarantees issued by domestic or foreign banks and other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or a guarantee with respect to a Municipal Obligation held by the Portfolio could have an adverse effect on the Portfolio's investment portfolio and the value of its shares. Foreign letters of credit and guarantees involve certain risks in addition to those of domestic obligations, including less stringent reserve requirements and different accounting, auditing and recordkeeping requirements.

     Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity and the tax-exempt status of payments received by the Portfolio from tax-exempt derivatives are rendered by counsel to the respective sponsors of such derivatives. The Portfolio and its Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.


                             INVESTMENT LIMITATIONS


     Except as otherwise noted, each Portfolio's investment policies discussed above are not fundamental and may be changed by the Fund's Board of Directors without shareholder approval. However, each Portfolio also has in place certain fundamental investment limitations, some of which are set forth below, which may be changed only by a vote of a majority of the outstanding Shares of a Portfolio. Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies."


THE TREASURY MONEY MARKET AND MONEY MARKET PORTFOLIOS



     A Portfolio may not:


          1. Make loans, except that a Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies, lend portfolio securities and enter into repurchase agreements with respect to securities (together with any cash collateral) that are consistent with the Portfolio's permitted investments and that equal at all times at least 100% of the value of the repurchase price.

          2. Borrow money or issue senior securities, except that a Portfolio may borrow from banks and the Money Market Portfolio may enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing. A Portfolio will not purchase securities while its borrowings (including reverse repurchase agreements) are outstanding.

          3. With respect to the Treasury Money Market Portfolio, purchase securities other than obligations of the U.S. Government, its agencies and instrumentalities, some of which may be subject to repurchase agreements, except that the Portfolio may purchase securities of other investment companies that seek to maintain a constant net asset value per Share and that are permitted themselves only to invest in securities which may be acquired by the Portfolio.


          4. With respect to the Money Market Portfolio, purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by domestic bank instruments or obligations of the U.S. Government, its agencies or instrumentalities;
     (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     In accordance with current regulations of the SEC, the Money Market Portfolio intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Portfolio's total assets at the time of purchase, provided that the Portfolio may invest up to 25% of its total assets in the securities of any one issuer for a period of up to three business days. This intention is not, however, a fundamental policy of the Money Market Portfolio. The Portfolio would have the ability to invest more than five percent of its assets in any one issuer in accordance with its fundamental policy only in the event that Rule 2a-7 of the 1940 Act is amended in the future.


THE TAX-EXEMPT MONEY MARKET PORTFOLIO



     The Portfolio may not:


          1. Purchase securities of any one issuer if, immediately after and as a result of such purchase, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, except that (a) up to 50% of the Portfolio's total assets may be invested without regard to this 5% limitation provided that no more than 25% of the Portfolio's total assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to an industrial development bond that is backed only by the assets and revenues of a non-governmental user, a security is considered to be issued by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee, except that a guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the Portfolio's total assets.

          2. Borrow money or issue senior securities, except that the Portfolio may borrow from banks for temporary defensive purposes in amounts not in excess of 10% of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of its total assets at the time of such borrowing; or purchase securities while borrowings exceed 5% of the Portfolio's net assets. Securities held in escrow or separate accounts in connection with the Portfolio's investment practices described in this Prospectus or the Statement of Additional Information are not subject to this limitation.

          3. Under normal market conditions or when the Adviser deems that suitable tax-exempt obligations are available, at least 80% of the Portfolio's assets must be invested in obligations the interest on which is exempt from federal income tax and stand-by commitments with respect to such obligations.

     Notwithstanding Investment Limitation No. 3, the Portfolio may invest in securities of other investment companies that (a) invest in securities that are substantially similar to those the Portfolio may acquire, and (b) distribute income that is exempt from regular federal income tax.

     The following additional investment policies with respect to the Tax-Exempt Money Market Portfolio are not fundamental and may be changed by the Board of Directors without shareholder approval:

          The Portfolio may not purchase securities which are not readily marketable, enter into repurchase agreements providing for settlement in more than seven days after notice, or purchase other illiquid securities if, as a result of such purchase, illiquid securities would exceed 10% of the Portfolio's respective net assets.

     The Tax-Exempt Money Market Portfolio has an operating policy to comply with the requirements of Rule 2a-7 of the 1940 Act. To the extent that Rule 2a-7 is more restrictive than the Portfolio's fundamental limitations, the Portfolio will operate in accordance with Rule 2a-7.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Portfolio's securities will not constitute a violation of such limitation.


                               PRICING OF SHARES


     The Portfolios' respective net asset values per Share are determined by the Administrator as of 12:00 noon (Eastern time) and as of the close of regular trading hours on the New York Stock Exchange (the "Exchange") (currently, 4:00 p.m. Eastern time) on each weekday, with the exception of those holidays on which the Exchange or the Federal Reserve Bank of St. Louis are closed (a "Business Day"). Currently one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day (observed).


     Each Portfolio's assets are valued based upon the amortized cost method. Although each Portfolio seeks to maintain its net asset value per Share at $1.00, there can be no assurance that the net asset value per Share will not vary. See the Statement of Additional Information under "Net Asset Value" for further information.


     The public offering price for each class of Shares of a Portfolio is based upon net asset value per Share. A class will calculate its net asset value per Share by adding the value of a Portfolio's investments, cash and other assets attributable to the class, subtracting the Portfolio's liabilities attributable to that class, and then dividing the result by the total number of Shares in the class that are outstanding.


                       HOW TO PURCHASE AND REDEEM SHARES



PURCHASE OF SHARES


     Trust Shares are sold to financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions (collectively "financial institutions"), acting on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account-level asset-based management fees. Trust Shares are sold to qualified purchasers without a sales charge imposed by the Fund or the Distributor. Generally, investors purchase Trust Shares through a financial institution, which is responsible for transmitting purchase orders directly to the Fund.


     Purchases may be effected on Business Days when the Adviser, Distributor and Mercantile Bank (the Custodian) are open for business. The Fund reserves the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.


     Financial institutions placing orders directly or on behalf of their customers should contact the Fund at 1-800-452-4015. Investors may also call the Fund for information on how to purchase Shares.

     All shareholders of record will receive confirmations of Share purchases, exchanges, and redemptions in the mail. If Shares are held in the name of banks or other financial institutions, such institution is responsible for transmitting purchase, exchange, and redemption orders to the Fund on a timely basis, recording all purchase, exchange, and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners. Payment for orders which are not received or accepted will be returned after prompt inquiry to the transmitting financial institution.

     A purchase order received and accepted by the Fund by 12:00 noon (Eastern time) on a Business Day is effected at the net asset value per Share next determined after receipt of the order in good form if the Fund's Custodian has received payment in federal funds by 4:00 p.m. (Eastern time) that day. If such funds are not available for investment by 4:00 p.m. (Eastern time), the order will be cancelled. Purchase orders received after 12:00 noon (Eastern time) will be placed the following Business Day.


EXCHANGES





     The exchange privilege enables shareholders to exchange Trust Shares of a Portfolio for Trust Shares of another Portfolio or any other portfolio offered by the Fund. Exchanges for Trust Shares in another portfolio are effected without payment of any exchange or sales charges. In addition, Trust Shares of a Portfolio may also be exchanged for Investor A Shares of the same Portfolio in connection with the distribution of assets held in a qualified trust, agency or custodian account with the trust department of Mercantile Bank or any of its affiliated or correspondent banks. Such exchanges will also be effected without payment of any exchange or sales charges. The exchange privilege may be exercised only in those states where the class of shares of such other portfolios may be legally sold.


     The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. An investor may telephone an exchange request by calling his or her financial institution, which is responsible for transmitting such request to the Distributor. See "Other Exchange or Redemption Information" below. An investor should consult the financial institution or the Distributor for further information regarding procedures for exchanging Shares.


REDEMPTION OF SHARES


     Redemption orders should be placed with or through the same financial institution that placed the original purchase order. Redemption orders are effected at a Portfolio's net asset value per Share next determined after receipt of the order by the Fund. The financial institution is responsible for transmitting redemption orders to the Fund on a timely basis. No charge for sending redemption payments electronically is currently imposed by the Fund, although a charge may be imposed in the future. The

Fund reserves the right to send redemption proceeds electronically within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect a Portfolio.

     A written redemption request must be accompanied by any Share certificates which are properly endorsed for transfer. The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. An investor with questions or needing assistance should contact the financial institution servicing his or her account or the Distributor. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor, or administrator. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, investors are encouraged to follow the procedures described in "Other Exchange or Redemption Information" below.

     Neither the Fund nor its service providers will be liable for any loss, damage, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. If Share certificates are outstanding with respect to an account, the telephone redemption and exchange privilege is not available.

     Proceeds from redemptions of Shares with respect to redemption orders received by the Fund before 12:00 noon (Eastern time) on a Business Day normally are sent electronically the same day to the financial institution that placed the redemption order in good form. Proceeds for redemption orders that are received after 12:00 noon (Eastern time) or on a non-Business Day normally are wired to the financial institution on the next Business Day.


OTHER PURCHASE, EXCHANGE AND REDEMPTION INFORMATION



     On a Business Day when the Exchange closes early due to a partial holiday or otherwise, the Fund reserves the right to advance the times at which purchase and redemption orders must be received in order to be processed on that Business Day.


     During periods of substantial economic or market change or activity, telephone redemptions or exchanges may be difficult to complete. In such event, Shares may be redeemed or exchanged by mailing the request directly to the financial institution through which the original Shares were purchased or directly to the Fund at P.O. Box 78069, St. Louis, Missouri 63178.

     At various times, the Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Fund may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by electronic transfer. The Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Fund may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

     A shareholder may be required to redeem Shares in a Portfolio upon 60 days' written notice if the balance in the shareholder's account drops below $500. The Fund will not require a shareholder to redeem Portfolio Shares if the value of the shareholder's account drops below $500 due to fluctuations in net asset value. Share balances may also be redeemed pursuant to arrangements between financial institutions and their investors.


                                     YIELDS





     Yield quotations are computed separately for Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares of a Portfolio. TOTAL RETURN AND YIELD FIGURES WILL FLUCTUATE, ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The methods used to compute each Portfolio's yields are described below and in the Statement of Additional Information.


     From time to time, performance information such as "yield" and "effective yield" for the Portfolios' Trust Shares may be quoted in advertisements or in communications to shareholders. The "yield" quoted in advertisements refers to the income generated by an investment in such Shares of a Portfolio over a specified period (such as a seven-day period) identified in connection with the particular yield quotation. This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated for each such period over a 52-week or one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in such Shares of a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     In addition, the Treasury Money Market Portfolio's "state tax-equivalent yield" may also be quoted. The "state tax-equivalent yield" shows the level of taxable yield needed to produce an after-tax yield that is equivalent to a particular state's tax-exempt yield achieved by the Portfolio. The "state tax-equivalent yield" refers to the portion of income that is derived from interest income on direct obligations of the U.S. Government, its agencies or instrumentalities that qualifies for exemption from state income tax. The yield calculation assumes that 100% of the interest income is exempt from state income tax.

     The "state tax-equivalent yield" is computed by dividing the tax-exempt portion of the Portfolio's yield by a denominator consisting of one minus a stated income tax rate.

     The Tax-Exempt Money Market Portfolio may also quote its "tax-equivalent yield" and "tax-equivalent effective yield", which demonstrate the level of taxable yield needed to produce an after-tax yield that is equivalent to the Portfolio's yield and effective yield. Each are calculated by increasing the Portfolio's yield and effective yield by the amount necessary to reflect the payment of federal (and/or state) tax at a stated tax rate. The "tax-equivalent yield" and "tax-equivalent effective yield" will always be higher than the Portfolio's yield and effective yield, respectively. The Tax-Exempt Money Market Portfolio may also compute its "tax-equivalent yield" and "tax-equivalent effective yield" with respect to certain states, which shows the level of taxable yield and effective yield, respectively, needed to produce an after-tax equivalent to the federal and state tax-exempt yield of the Portfolio's particular class of Shares, assuming payment of federal income tax and state personal income tax each at a stated rate and based upon a specified percentage of the Portfolio's income which is exempt from state income tax as well as federal income tax.


     Performance data for the Portfolios' Trust Shares may be compared to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lehman Brothers, Inc., or any of its affiliates, Ibbotson Associates, Inc., Lipper Analytical Services, Inc., Mutual Fund Forecaster and IBC MONEY FUND REPORT(R) published by IBC. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, U.S.A. Today, Fortune, CDA, Morningstar, Inc. and publications of a local or regional nature. In addition to performance information, general information about the Portfolios that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.


     Performance quotations of a class of Shares in a Portfolio represent that Portfolio's past performance and should not be considered as representative of future results. Any account fees charged by a bank or other financial institution (as described in "Management of The Fund--Service Organizations" below) or other institutions will not be included in the calculations of a Portfolio's yields. Such fees, if any, will reduce the investor's net return on an investment in a Portfolio. Investors may call 1-800-452-4015 to obtain current yield information.


                          DIVIDENDS AND DISTRIBUTIONS


     Dividends from net investment income of the Portfolios are declared daily and paid monthly not later than five Business Days after the end of each month. Trust Shares earn dividends from the day the purchase order is received by the Transfer Agent through the day before the redemption order for such Shares is received. Dividends on each Share of the Portfolios are determined in the same manner and are paid in the same amounts irrespective of class, except that a Portfolio's Trust Shares and Institutional Shares (other than the Tax-Exempt Money Market Portfolio which does not offer Institutional Shares) bear all expenses of the respective Administrative Services Plans adopted for such Shares and a Portfolio's S Shares, Investor A Shares and, in the case of the Money Market Portfolio only, Investor B Shares bear all expenses of the respective Distribution and Services Plans adopted for such Shares. In addition, a Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. See "Management of the Fund--Administrative Services Plan" and "Other Information Concerning the Fund and Its Shares" below.

     The Portfolios do not expect to realize capital gains. Net realized capital gains of a Portfolio, if any, are distributed at least annually. All dividends and distributions paid on a Portfolio's Shares are automatically reinvested in additional Shares of the same class unless the investor has (i) otherwise indicated in the account application, or (ii) redeemed all the Shares held in a Portfolio, in which case a distribution will be paid in cash. Reinvested dividends and distributions will be taxed in the same manner as those paid in cash.


                                     TAXES





FEDERAL TAXES


     Each Portfolio intends to qualify as a "regulated investment company" for the current taxable year. It is intended that each Portfolio will continue to so qualify as long as such qualification is in the best interests of shareholders. A regulated investment company is generally exempt from federal income tax on amounts distributed to shareholders.

     Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a taxable year requires, among other things, that each Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its net exempt-interest income (if any). In general, a Portfolio's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain over net short-term capital loss, if any, for such taxable year. The Treasury Money Market and Money Market Portfolios intend to distribute as dividends substantially all of their respective investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to a Portfolio's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to an IRA are deferred under the Code.) Because all of the Treasury Money Market and Money Market Portfolios' net investment income is expected to be derived from earned interest, it is not expected that any distributions from such Portfolios will be eligible for the dividends received deduction.

     It is the policy of the Tax-Exempt Money Market Portfolio to distribute as dividends substantially all of its net tax-exempt interest income and any investment company taxable income each year. Dividends derived from interest on Municipal Obligations (known as exempt-interest dividends) may be treated by shareholders as items of interest excludable from their gross income under
Section 103(a) of the Code, unless under the circumstances applicable to the particular shareholder the exclusion would be disallowed. (See the Statement of Additional Information under "Additional Information Concerning Taxes.") Distributions of net income may be taxable to investors under state or local law as dividend income even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income tax.


     If the Tax-Exempt Money Market Portfolio should hold certain private activity bonds issued after August 7, 1986, shareholders must include, as an item of tax preference, the portion of dividends paid by the Portfolio that is attributable to interest on such bonds in their federal alternative minimum taxable income for purposes of determining liability (if any) for the 26-28% alternative minimum tax applicable to individuals and the 20% alternative minimum tax applicable to corporations. Corporate shareholders also must take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum tax purposes.

     Substantially all of each Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. A Portfolio will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such gains are received in cash or reinvested in additional Shares. Such long-term capital gain will be 20% or 28% rate gain, depending upon the Portfolio's holding period for the assets the sale of which generated the capital gain.

     To the extent dividends paid to shareholders of the Tax-Exempt Money Market Portfolio are derived from taxable income or from long-term or short-term capital gains, such dividends will be subject to federal income tax, whether such dividends are paid in the form of cash or additional Shares.

     An investor considering purchasing Shares of a Portfolio on or just before the record date of any capital gains distribution should be aware that the amount of the forthcoming distribution, although in effect a return of capital, will be taxable.

     Dividends declared by a Portfolio in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year, if such dividends are actually paid during January of the following year.

     Each Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to backup withholding by the Internal Revenue Service for prior failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."


STATE AND LOCAL TAXES


     Shareholders should note that dividends paid by a Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such income taxes.

     The Treasury Money Market Portfolio is structured to provide investors, to the extent permissible by federal and state law, with income that is exempt or excluded from taxation at the state and local level. Shareholders should note that many, but not all, states permit all or a portion of a regulated investment company's dividends which are derived from interest on U.S. Treasury obligations (and obligations of certain U.S. Government agencies) ("Treasury Obligations") to be exempt or excluded from state and local taxation. In addition, only certain states allow dividends of a regulated investment company that are derived from dividends of other regulated investment companies investing directly in Treasury Obligations to be exempt or excluded from state and local taxation. Some states reduce a shareholder's allowable deductions by interest on debt incurred to carry obligations producing state tax-exempt interest and by other expenses related to such obligations. Income earned by the Portfolio from repurchase agreements generally is not exempt from state or local income tax. Shareholders should consult their own tax advisors about the status of distributions from the Treasury Money Market Portfolio under state and local law.

MISCELLANEOUS




     The foregoing summarizes some of the important federal and state tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal and, for the Treasury Money Market Portfolio, the state income tax consequences.


                             MANAGEMENT OF THE FUND


     The Fund is managed under the direction of its Board of Directors. The Statement of Additional Information contains the names of and general background information concerning each director.


INVESTMENT ADVISER


     Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to each Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is a wholly-owned subsidiary of Mercantile. As of December 31, 1997, MVA had approximately $9.4 billion in assets under investment management, including the Funds' assets, which were approximately $3.9 billion.

     Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolios, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolios' securities and other investments, and directs the maintenance of each Portfolio's records relating to such purchases and sales.


     For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, with respect to the Treasury Money Market and Money Market Portfolios, at the annual rates of .40% of the first $1.5 billion of each such Portfolio's average daily net assets, .35% of the next $1.0 billion of net assets and .25% of net assets in excess of $2.5 billion, and with respect to the Tax-Exempt Money Market Portfolio, at the annual rate of .40% of the average daily net assets of the Portfolio. For the fiscal year ended November 30, 1997, MVA received advisory fees (net of waivers) at the effective annual rates of .32%,
 .33% and .35% of the respective average daily net assets of the Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios.


     MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of one or more Portfolios available for distributions as dividends. The voluntary fee reduction will cause the return of any such Portfolio to be higher than it would otherwise be in the absence of such reduction.


ADMINISTRATOR





     BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Portfolios' Administrator.


     The Administrator generally assists in all aspects of each Portfolio's administration and operation and also monitors and performs other services pertaining to the Fund's arrangements under the

Administrative Services Plan described below. For its services, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% (.10% for the Tax-Exempt Money Market Portfolio) of each Portfolio's average daily net assets. For the fiscal year ended November 30, 1997, the Administrator received administration fees (net of waivers) at the effective annual rates of .13%, .12% and .10% of the average daily net assets of the Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios, respectively. From time to time, the Administrator may voluntarily waive all or a portion of the administration fees otherwise payable by a Portfolio in order to increase the net income available for distribution to shareholders.



DISTRIBUTOR





     Trust Shares in each Portfolio are sold continuously by the Distributor, BISYS Fund Services, an affiliate of the Administrator. The Distributor is a registered broker-dealer with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219.



ADMINISTRATIVE SERVICES PLAN



     The Fund has adopted an Administrative Services Plan with respect to the Trust Shares of the Portfolios. Pursuant to the Administrative Services Plan, Trust Shares are sold to banks and other financial institutions (which may include Mercantile Bank or its affiliated or correspondent banks) acting on behalf of their qualified accounts (such financial institutions collectively, the "Service Organizations") which agree to provide certain shareholder administrative services for their clients or account holders (collectively, the "customers") who are the beneficial owners of such Shares. The holders of Trust Shares bear their pro rata portion of the fees which may be paid to Service Organizations for such services at an annual rate of up to .25%, for the Money Market Portfolios, of the average daily net assets of a Portfolio's Trust Shares owned beneficially by a Service Organization's customers.



SERVICE ORGANIZATIONS



     The servicing agreements adopted under the Administrative Services Plan (the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include Mercantile Bank and its affiliates) to perform certain services, including providing administrative services with respect to the beneficial owners of Trust Shares of a Portfolio, such as establishing and maintaining accounts and records for their customers who invest in such Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customer inquiries concerning their investments.


     Under the Servicing Agreements and upon notice to the Fund, a Service Organization may subcontract with one or more entities for the performance of certain services provided under its Servicing Agreements with the Fund. Such Service Organization shall be as fully responsible to the Fund for the acts or omissions of any sub-contractor as it would be for its own acts or omissions. The fees payable to any sub-contractor are paid by the Service Organization out of the fees it receives from the Fund.

     The Fund understands that Service Organizations providing such administrative services may also charge fees to their customers beneficially owning such Shares. These fees would be in addition to any amounts which may be received by such Service Organization under its Servicing Agreement with the

Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by a Portfolio and any other compensation payable by its customers in connection with their investment in such Shares. Customers of such Service Organizations receiving servicing fees should read this Prospectus in light of the terms governing their accounts with their Service Organization.


CUSTODIAN AND TRANSFER AGENT



     Mercantile Bank, an affiliate of the Fund and a wholly-owned subsidiary of Mercantile, with principal offices located at One Mercantile Center, 8th and Locust Streets, St. Louis, Missouri 63101, serves as Custodian of each Portfolio's assets. BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.



REGULATORY MATTERS



     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling the Shares of a registered, open-end investment company continuously engaged in the issuance of its Shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Shares of the Portfolios. Such banking laws and regulations do not prohibit such a holding company or affiliate, or banks, from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing Shares of such a company as agent for and upon the order of customers. Mercantile Bank, MVA, Service Organizations that are banks or bank affiliates, and broker-dealers that are bank affiliates are subject to such laws and regulations, but believe they may perform the services for the Portfolios contemplated by their respective agreements, this Prospectus and the Statement of Additional Information without violating applicable banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretation of federal laws expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


     Should future legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Portfolios and the shareholders, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is not expected that investors would suffer any adverse financial consequences as a result of any of these occurrences.


     If current restrictions preventing a bank from legally sponsoring, organizing, controlling, or distributing Shares of an investment company were relaxed, Mercantile Bank, or an affiliate of Mercantile Bank, would consider the possibility of offering to perform additional services for the Portfolios. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Mercantile Bank, or such an affiliate, might offer to provide such services.


     Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by the Portfolios to a financial intermediary in connection with the investment of fiduciary funds in a Portfolio's Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the

Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.


EXPENSES




     Except as noted above and in the Statement of Additional Information under "Investment Advisory and Administrative Contracts" and "Custodian and Transfer Agent," the Fund's service contractors bear all expenses in connection with the performance of their services, except that the Distributor is compensated pursuant to the Distribution and Services Plans (as described below under "Other Information Concerning the Fund and Its Shares"). Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, 12b-1 fees, servicing fees, certain fees and expenses in registering and qualifying a Portfolio and its Shares for distribution under federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to a particular Portfolio will be allocated among all Portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable. Any expenses relating only to a particular class of Shares within a Portfolio will be borne solely by such class. See "Certain Financial Information" and "Management of the Fund" above for additional information regarding expenses of each Portfolio.


                          OTHER INFORMATION CONCERNING


                            THE FUND AND ITS SHARES



DESCRIPTION OF SHARES


     The Fund was organized as a Maryland corporation on September 9, 1982 and is a mutual fund of the type known as an "open-end management investment company". The Fund's principal office is located at 3435 Stelzer Road, Columbus, Ohio 43219.

     The Fund's Charter authorizes the Board of Directors to issue up to twenty billion full and fractional shares of common stock, and to classify and reclassify any unauthorized and unissued shares into one or more classes of shares. The Board of Directors may similarly classify or reclassify any class of shares into one or more series.

     Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Portfolios, each of which (except the Tax-Exempt Money Market Portfolio) is classified as a diversified company under the 1940 Act: 1 billion Trust Shares, 300 million Institutional Shares, 2 billion S Shares and 100 million Investor A Shares, representing interests in the Treasury Money Market Portfolio; 1.8 billion Trust Shares, 300 million Institutional Shares, 2 billion S Shares, 550 million Investor A Shares and 50 million Investor B Shares, representing interests in the Money Market Portfolio; and 300 million Trust Shares, 2 billion S Shares and 50 million Investor A Shares, representing interests in the Tax-Exempt Money Market Portfolio. Institutional Shares, S Shares, Investor A and/or Investor B Shares of the Portfolios are described in separate prospectuses which are available from the Distributor at the telephone number on the cover of this Prospectus. As of the date of this Prospectus, the Fund has not commenced its offering of S Shares. Shares in the Portfolios will be issued without Share certificates.



     The Trust Shares of the Portfolios are described in this Prospectus. The Portfolios also offer S Shares and Investor A Shares and, in addition, each Portfolio except the Tax-Exempt Money Market Portfolio offers Institutional Shares and the Money Market Portfolio offers Investor B Shares. Institutional Shares of the Portfolios are offered to financial institutions acting on behalf of discretionary and non-discretionary accounts for which they do not receive account-level asset-based management fees. S Shares are offered to customers who purchase such Shares through cash management services, such as a sweep account, offered by Mercantile Bank, any of its banking affiliates, and certain other financial service organizations, such as banks or broker-dealers. Institutional Shares and S Shares are sold without a sales charge. Investor A Shares of the Portfolios are sold without a sales charge through selected broker/dealers and other financial intermediaries to individual or institutional customers. Investor B Shares of the Money Market Portfolio, which are sold with a maximum 5.0% contingent deferred sales load, are available for purchase only by those investors participating in the ARCH Asset Adviser Program. Otherwise, Investor B Shares of the Money Market Portfolio are available only to the holders of Investor B Shares of another portfolio offered by the Fund who wish to exchange their Investor B Shares of such other portfolio for Investor B Shares of the Money Market Portfolio. Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares bear their pro rata portion of all operating expenses paid by a Portfolio, except that Trust Shares and Institutional Shares bear all payments under the Portfolio's respective Administrative Services Plans adopted for such Shares and S Shares, Investor A Shares and Investor B Shares bear all payments under the Portfolio's respective Distribution and Services Plans adopted for such Shares. In addition, Institutional Shares of a Portfolio bear the expense of certain sub-transfer agency fees.


     Payments under the Administrative Services Plans for Institutional Shares are made to Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Institutional Shares. Payments under the Administrative Services Plans may not exceed .25% (on an annual basis) of the average daily net asset value of outstanding Institutional Shares of the Money Market Portfolios.

     Payments under the Distribution and Services Plans for S Shares, Investor A Shares and Investor B Shares are made to (i) the Distributor or another person for providing distribution assistance and assuming certain related expenses, and
(ii) Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Investor A Shares. Payments under the Distribution and Services Plan for S Shares may not exceed 1.00% (on an annual basis) of the average daily net asset value of the Portfolios' outstanding S Shares. Payments under the Distribution and Services Plan for Investor A Shares may not exceed .25% (on an annual basis) of the average daily net asset value of outstanding Investor A Shares of the Portfolios. Payments under the Distribution and Services Plan for Investor B Shares may not exceed 1.00% (on an annual basis) of the average daily net asset value of the Money Market Portfolio's outstanding Investor B Shares. Distribution payments made under the Distribution and Services Plans are subject to the requirements of Rule 12b-1 under the 1940 Act.

     The Fund offers various services and privileges in connection with Investor A Shares and/or Investor B Shares of a Portfolio that are not offered in connection with the Portfolio's Trust Shares, Institutional Shares or S Shares, including an automatic investment program and an automatic withdrawal plan. Each class of Shares also offers different exchange privileges. Investor B Shares convert automatically into Investor A Shares eight years after the beginning of the calendar month in which the Shares were purchased.


     Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. Shares of all Portfolios will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of a particular Portfolio will vote together as a single class on matters relating to the Portfolio's investment advisory agreement and investment objective and fundamental policies. Only holders of Trust Shares, however, will vote on matters relating to the Administrative Services Plan for Trust Shares and only holders of Institutional Shares will vote on matters pertaining to the Administrative Services Plan for Institutional Shares. Similarly, only holders of S Shares will vote on matters pertaining to the Distribution and Services Plan for S Shares, only holders of Investor A Shares will vote on matters pertaining to the Distribution and Services Plan for Investor A Shares and only holders of Investor B Shares will vote on matters pertaining to the Distribution and Services Plan for Investor B Shares.


     The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding Shares, the Fund will call a special meeting to vote on the question of removal of a director.

     Shares of the Portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding Shares (irrespective of Portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Shares will be fully paid and nonassessable.


MISCELLANEOUS





     As used in this Prospectus, a "vote of a majority of the outstanding Shares" of a Portfolio means, with respect to the approval of an investment advisory agreement or a change in an investment objective or fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of such Portfolio (irrespective of class), or (b) 67% or more of the Shares of such Portfolio (irrespective of class) present at a meeting if more than 50% of the outstanding Shares of such Portfolio are represented at the meeting in person or by proxy.



     As of March 5, 1998, Mercantile Bank and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares. Therefore, Mercantile Bank may be deemed to be a controlling person of the Fund within the meaning of the 1940 Act.


     Inquiries regarding the Portfolios may be directed to the Fund at 1-800-452-4015.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE PORTFOLIOS' STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIOS, THE FUND, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE PORTFOLIOS, THE FUND OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                            ------------------------

                               TABLE OF CONTENTS


                                            PAGE
                                            ----
Highlights................................    2
Certain Financial Information.............    4
Expense Summary for Trust Shares..........    5
Financial Highlights......................    7
Investment Objectives, Policies and Risk
  Considerations..........................   11
Investment Limitations....................   19
Pricing of Shares.........................   21
How to Purchase and Redeem Shares.........   21
  Purchase of Shares......................   21
  Exchanges...............................   22
  Redemption of Shares....................   22
  Other Purchase, Exchange and Redemption
    Information...........................   23
Yields....................................   24
Dividends and Distributions...............   25
Taxes.....................................   26
Management of the Fund....................   28
Other Information Concerning the Fund
  and Its Shares..........................   31



                              Investment Adviser:
                        Mississippi Valley Advisors Inc.
                     an indirect wholly-owned subsidiary of
                         Mercantile Bancorporation Inc.
                                  Distributor:
                              BISYS Fund Services



                             THE ARCH FUND(R), INC.


                        TREASURY MONEY MARKET PORTFOLIO

                             MONEY MARKET PORTFOLIO

                       TAX-EXEMPT MONEY MARKET PORTFOLIO

                                  TRUST SHARES

                                      LOGO

                                   PROSPECTUS

                                 MARCH 31, 1998

                              CROSS REFERENCE SHEET
                             (Institutional Shares)

                    The ARCH Treasury Money Market Portfolio
                         The ARCH Money Market Portfolio
                  The ARCH U.S. Government Securities Portfolio
                 The ARCH Intermediate Corporate Bond Portfolio
                          The ARCH Bond Index Portfolio
                 The ARCH Government & Corporate Bond Portfolio
                        The ARCH Equity Income Portfolio
                         The ARCH Equity Index Portfolio
                    The ARCH Growth & Income Equity Portfolio
                        The ARCH Growth Equity Portfolio
                       The ARCH Small Cap Equity Portfolio
                    The ARCH Small Cap Equity Index Portfolio
                     The ARCH International Equity Portfolio
                           The ARCH Balanced Portfolio

Form N-1A Part A Item                                   Prospectus Caption
---------------------                                   ------------------

1.       Cover Page.....................................   Cover Page

2.       Synopsis.......................................   Expense Summary
                                                           for Institutional
                                                           Shares

3.       Condensed Financial
           Information..................................   Certain Financial
                                                           Information;
                                                           Financial
                                                           Highlights; Yields
                                                           and Total
                                                           Returns

4.       General Description
           of Registrant................................   Highlights;
                                                           Investment
                                                           Objectives, Policies
                                                           and Risk
                                                           Considerations;
                                                           Other Information
                                                           Concerning the Fund
                                                           and Its Shares

5.       Management of the Fund.........................   Management of the
                                                           Fund

5A.      Management's Discussion of
           Fund Performance.............................   Inapplicable


6.       Capital Stock and
           Other Securities.............................   How to Purchase and
                                                           Redeem Shares;
                                                           Dividends
                                                           and Distributions;
                                                           Taxes; Other
                                                           Information
                                                           Concerning the Fund
                                                           and Its Shares

7.       Purchase of Securities
           Being Offered................................   How to Purchase and
                                                           Redeem Shares

8.       Redemption or Repurchase.......................   How to Purchase and
                                                           Redeem Shares

9.       Pending Legal Proceedings......................   Inapplicable

                             INSTITUTIONAL SHARES




                             THE ARCH FUND(R), INC.
                             PROSPECTUS

                             MARCH 31, 1998


                             Money Market Portfolios
                                 Treasury Money Market Portfolio
                                 Money Market Portfolio

                            Taxable Bond Portfolios
                                 U.S. Government Securities Portfolio
                                 Intermediate Corporate Bond Portfolio
                                 Bond Index Portfolio
                                 Government & Corporate Bond Portfolio

                            Stock Portfolio
                                 Equity Income Portfolio
                                 Equity Index Portfolio
                                 Growth & Income Equity Portfolio

                                 Growth Equity Portfolio

                                 Small Cap Equity Portfolio

                                 Small Cap Equity Index Portfolio

                                 International Equity Portfolio
                                 Balanced Portfolio




                                                        ARCH MUTUAL FUNDS [LOGO]
                                                                  The Arch Funds

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Highlights..................................................    2
Certain Financial Information...............................    5
Expense Summary for Institutional Shares....................    6
Financial Highlights........................................    8
Investment Objectives, Policies and Risk Considerations.....   20
Pricing of Shares...........................................   42
  The Money Market Portfolios...............................   42
  The Equity and Bond Portfolios............................   42
  Other Information.........................................   42
How to Purchase and Redeem Shares...........................   43
  Purchase of Shares........................................   43
  Purchase of Shares -- The Money Market Portfolios.........   43
  Purchase of Shares -- The Equity and Bond Portfolios......   43
  Exchanges.................................................   43
  Redemption of Shares......................................   44
  Other Purchase, Exchange and Redemption Information.......   44
Yields and Total Returns....................................   45
Dividends and Distributions.................................   46
Taxes.......................................................   47
Management of the Fund......................................   49
Other Information Concerning the Fund and its Shares........   54

                             THE ARCH FUND(R), INC.



                              INSTITUTIONAL SHARES



     The ARCH Fund, Inc. is an open-end, management investment company that currently offers Shares in eighteen investment portfolios. This Prospectus describes the Institutional Shares in fourteen of those portfolios. Institutional Shares are offered to financial institutions acting on behalf of discretionary and non-discretionary accounts for which they do not receive account-level asset-based management fees.



     The ARCH Fund, Inc. consists of the following portfolios:



MONEY MARKET PORTFOLIOS              TAXABLE BOND PORTFOLIOS
     Treasury Money Market                U. S. Government Securities
     Portfolio                            Portfolio
     Money Market Portfolio               Intermediate Corporate Bond
                                          Portfolio
                                          Bond Index Portfolio
                                          Government & Corporate Bond
                                          Portfolio
STOCK PORTFOLIOS
     Equity Income Portfolio
     Equity Index Portfolio
     Growth & Income Equity
     Portfolio
     Growth Equity Portfolio
     Small Cap Equity Portfolio
     Small Cap Equity Index
     Portfolio
     International Equity Portfolio
     Balanced Portfolio



     This Prospectus sets forth concisely certain information about the Portfolios that prospective investors should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Portfolios, contained in a Statement of Additional Information dated March 31, 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. An investor may obtain the Statement of Additional Information without charge by writing the Fund at P.O. Box 78069, St. Louis, Missouri 63178 or by calling 1-800-452-4015.



     An investment in the Treasury Money Market Portfolio or Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that any of these Portfolios will be able to maintain a stable net asset value of $1.00 per Share.


     Mississippi Valley Advisors Inc. ("MVA" or the "Adviser"), an indirect wholly-owned subsidiary of Mercantile Bancorporation Inc. ("Mercantile"), acts as investment adviser for the Portfolios. Mercantile Bank National Association ("Mercantile Bank"), an affiliate of the Adviser, serves as custodian; BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator; and BISYS Fund Services (the "Distributor") serves as sponsor and distributor. In addition, Clay Finlay Inc. ("Clay Finlay" or the "Sub-Adviser") serves as sub-adviser for the International Equity Portfolio.

     Portfolio Shares are not bank deposits, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency, and are not the obligations of or guaranteed or otherwise supported by any bank. An investment in the Portfolios involves investment risk, including the possible loss of principal.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                 MARCH 31, 1998

                                   HIGHLIGHTS



     The ARCH Fund, Inc. (the "Fund") is an open-end, management investment company (commonly known as a mutual fund) registered under the Investment Company Act of 1940, as amended. The Fund offers investment opportunities in eighteen investment portfolios, fourteen of which are described: the ARCH TREASURY MONEY MARKET MONEY MARKET and MONEY MARKET PORTFOLIOS (the "Money Market Portfolios") and the ARCH U.S. GOVERNMENT SECURITIES, INTERMEDIATE CORPORATE BOND, BOND INDEX, GOVERNMENT & CORPORATE BOND, EQUITY INCOME, EQUITY INDEX, GROWTH & INCOME EQUITY, GROWTH EQUITY, SMALL CAP EQUITY, SMALL CAP EQUITY INDEX, INTERNATIONAL EQUITY and BALANCED PORTFOLIOS (the "Equity and Bond Portfolios" and, together with the Money Market Portfolios, the "Portfolios"). Each Portfolio represents a separate pool of assets with different investment objectives and policies (as described below under "Investment Objectives, Policies and Risk Considerations"). MVA serves as adviser, Mercantile Bank as custodian, BISYS Fund Services Ohio, Inc. as administrator and BISYS Fund Services as sponsor and distributor. In addition, Clay Finlay serves as sub-adviser for the International Equity Portfolio. For information on expenses, fee waivers, and services, see "Certain Financial Information," "Financial Highlights" and "Management of the Fund."



     The following information generally describes the Portfolios and their investment objectives. There can be no assurance that the Portfolios will be able to achieve their respective investment objectives.



     THE ARCH TREASURY MONEY MARKET PORTFOLIO'S investment objective is to seek a high level of current income exempt from state income tax consistent with liquidity and security of principal.



     THE ARCH MONEY MARKET PORTFOLIO'S investment objective is to seek current income with liquidity and stability of principal.



     The Money Market Portfolios each seek to maintain a net asset value of $1.00 per Share. Each Money Market Portfolio's assets are invested in dollar-denominated debt securities with remaining maturities of 397 days (13 months) or less as defined by the Securities and Exchange Commission, and each Money Market Portfolio's dollar-weighted average portfolio maturity will not exceed 90 days. All securities acquired by the Money Market Portfolios will be determined by MVA, under guidelines approved by the Fund's Board of Directors, to present minimal credit risks and to be rated in the highest category (or deemed comparable in quality) at the time of purchase. There can be no assurance that the Money Market Portfolios will be able to achieve a stable net asset value on a continuous basis.



     THE ARCH U.S. GOVERNMENT SECURITIES PORTFOLIO'S investment objective is to seek a high rate of current income that is consistent with relative stability of principal. The Portfolio is designed for investors who seek higher current income than is typically offered by money market funds and who are willing to accept a variable Share value to achieve that objective.



     THE ARCH INTERMEDIATE CORPORATE BOND PORTFOLIO'S investment objective is to seek as high a level of current income as is consistent with preservation of capital. The Portfolio is designed for investors who seek higher current income than is typically offered by money market funds with less principal volatility than is normally associated with a long-term bond fund.



     THE ARCH BOND INDEX PORTFOLIO'S investment objective is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. Government, mortgage-backed, asset-backed and corporate debt securities, as represented by the Lehman Brothers Aggregate Bond Index. The Portfolio is designed for investors who are willing to accept the risks associated with an investment in fixed income securities, and who seek investment results that, before deduction of operating expenses, approximate the price and yield performance of selected debt securities, as represented by the Lehman Brothers Aggregate Bond Index.



     THE ARCH GOVERNMENT & CORPORATE BOND PORTFOLIO'S investment objective is to seek the highest level of current income consistent with conservation of capital. The Portfolio is designed for investors who seek higher current income than is typically offered by money market funds and who are willing to accept a variable Share value to achieve that objective.

     THE ARCH EQUITY INCOME PORTFOLIO'S investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation. The Portfolio is designed for investors who seek an above-average level of income consistent with long-term capital appreciation, and who are prepared to accept the risks associated with an investment in equity securities.



     THE ARCH EQUITY INDEX PORTFOLIO'S investment objective is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Portfolio is designed for investors who are willing to accept the risks associated with an investment in equity securities, and who seek investment results that, before deduction of operating expenses, approximate the price and yield performance of selected large capitalization common stocks, as represented by the Standard & Poor's 500 Composite Stock Price Index.



     THE ARCH GROWTH & INCOME EQUITY PORTFOLIO'S investment objective is to provide long-term capital growth, with income a secondary consideration. The Portfolio is designed for investors who seek capital growth, and who are willing to accept the risks associated with equity securities.



     THE ARCH GROWTH EQUITY PORTFOLIO'S investment objective is capital appreciation.



     THE ARCH SMALL CAP EQUITY PORTFOLIO'S investment objective is capital appreciation. Current income is an incidental consideration in the selection of portfolio securities. The Portfolio is designed for investors who seek capital growth, and who are willing to accept the risks associated with equity securities.



     THE ARCH SMALL CAP EQUITY INDEX PORTFOLIO'S investment objective is to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. common stocks with smaller stock market capitalizations, as represented by the Standard & Poor's SmallCap 600 Stock Price Index. The Portfolio is designed for investors who are willing to accept the risks associated with an investment in small capitalization equity securities, and who seek investment results that, before deduction for operating expenses, approximate the price and yield performance of selected small capitalization common stocks, as represented by the Standard & Poor's SmallCap 600 Stock Price Index.



     THE ARCH INTERNATIONAL EQUITY PORTFOLIO'S investment objective is to provide capital growth consistent with reasonable investment risk by investing primarily in foreign equity securities, most of which will be denominated in foreign currencies. The Portfolio is designed for investors who seek capital growth, wish to diversify their investments beyond the United States, and are prepared to accept the risks entailed in such investments. These risks may be greater than those associated with investments in the equity securities of companies located in the United States.



     THE ARCH BALANCED PORTFOLIO'S investment objective is to maximize total return through a combination of growth of capital and current income consistent with the preservation of capital. The Portfolio is designed for investors who seek capital growth, and who are prepared to accept the risks associated with equity securities.



     Investors should note that one or more of the Portfolios may, subject to their investment policies and limitations, purchase variable and floating rate instruments, enter into repurchase agreements and reverse repurchase agreements, make securities loans, invest in options, futures and index-based depository receipts, and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. For example, the absence of a secondary market for a particular variable or floating rate instrument could make it difficult for a Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. Default by a counterparty to a repurchase agreement or securities lending transaction could expose a Portfolio to loss because of adverse market action or possible delay in disposing of the underlying collateral. Reverse repurchase agreements are subject to the risk that the market value of the securities sold by a Portfolio will decline below the repurchase price which the Portfolio is obligated to pay. Purchasing options is a specialized investment technique which entails a substantial risk of loss of amounts paid as premiums to option writers. Investments in futures and related options are subject to the ability of the Adviser to correctly predict movements in the direction of the market and there is no assurance that a liquid market will exist for a particular futures contract at any particular time.



     The Equity and Bond Portfolios, other than the Bond Index, Equity Index and Small Cap Equity Index Portfolios, may engage in short-term trading, which may also involve greater risk and increase such Portfolios' expenses. The International Equity Portfolio will invest principally in foreign equity securities, most of which will be denominated in foreign currencies. The Growth Equity Portfolio may invest to a limited extent in foreign equity securities. The other Portfolios do not invest in instruments denominated in foreign currencies (except that the Growth & Income Equity, Small Cap Equity, and Balanced Portfolios may invest in certain Canadian securities and the Intermediate Corporate Bond Portfolio may invest in debt securities issued by foreign corporations and governments). Foreign securities entail certain inherent risks, such as future political and economic developments and the adoption of foreign government restrictions, that might adversely affect payment of dividends or principal and interest. See "Investment Objectives, Policies and Risk Considerations" below and the Statement of Additional Information under "Investment Objectives and Policies."



     The Fund offers investors the opportunity to invest in a variety of professionally managed investments without having to become involved with detailed management, accounting and safekeeping procedures normally related to direct investments in securities. The Portfolios also offer the economic advantages of block trading in securities and the availability of a family of eighteen mutual funds should an investor's investment goals change.



     For Information on Purchasing, exchanging or redeeming Institutional Shares of the Portfolios, please see "How to Purchase and Redeem Shares" below.

                         CERTAIN FINANCIAL INFORMATION



     Shares of the Money Market Portfolio have been classified into five classes of Shares--Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares. Shares of the U.S. Government Securities, Government & Corporate Bond, Equity Income, Growth & Income Equity, Growth Equity, Small Cap Equity, International Equity and Balanced Portfolios have been classified into four classes of Shares--Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares. Shares of the Treasury Money Market Portfolio have been classified into four classes of Shares--Trust Shares, Institutional Shares, S Shares and Investor A Shares. Shares of the Intermediate Corporate Bond, Bond Index, Equity Index and Small Cap Equity Index Portfolios have been classified into three classes of Shares-- Trust Shares, Institutional Shares and Investor A Shares. Shares of each class in a Portfolio represent equal, pro rata interests in the investments held by that Portfolio and are identical in all respects, except that Shares of each class bear separate distribution and/or shareholder administrative servicing fees and certain other operating expenses, and enjoy certain exclusive voting rights on matters relating to these fees. See "Other Information Concerning the Fund and Its Shares," "Management of the Fund--Administrative Services Plan," and "Management of the Fund--Custodian, Sub-Custodian and Transfer Agent" below. As a result of payments for distribution and/or shareholder administrative servicing fees and certain other operating expenses that may be made in differing amounts, the net investment income of Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares in a Portfolio can be expected, at any given time, to be different. As of the date of this Prospectus, the Fund has not commenced its offering of S Shares.



     The Growth Equity Portfolio commenced operations on January 4, 1993 as the Arrow Equity Portfolio, a separate investment portfolio (the "Predecessor Growth Equity Portfolio") of Arrow Funds, which was organized as a Massachusetts business trust. On November 21, 1997, the Predecessor Growth Equity Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Growth Equity Portfolio offered and sold shares of beneficial interest that were similar to the Fund's Investor A Shares.

                    EXPENSE SUMMARY FOR INSTITUTIONAL SHARES



                                     TREASURY                   U.S.      INTERMEDIATE                GOVERNMENT &
                                       MONEY       MONEY     GOVERNMENT    CORPORATE                   CORPORATE
                                      MARKET      MARKET     SECURITIES       BOND       BOND INDEX       BOND
                                     PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                     ---------   ---------   ----------   ------------   ----------   ------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(as a percentage of average net
  assets)
Investment Advisory Fees (net of fee
  waivers)(1).......................    .35%        .35%        .45%           .55%         .30%          .45%
12b-1 Fees..........................    .00%        .00%        .00%           .00%         .00%          .00%
Other Expenses (including
  administration fees,
  administrative services fees and
  other expenses) (net of fee
  waivers and expense
  reimbursements)(2,3)..............    .42%        .42%        .52%           .58%         .52%          .51%
                                        ---         ---         ---           ----          ---           ---
Total Portfolio Operating Expenses
  (net of fee waivers and expense
  reimbursements)(3)................    .78%        .77%        .97%          1.13%         .82%          .96
                                        ===         ===         ===           ====          ===           ===


------------


(1) Without fee waivers, Investment Advisory Fees would be .40% and .40% for the Treasury Money Market and Money Market Portfolios, respectively.


(2) Without fee waivers, administration fees would be .20% for each Portfolio. Administrative services fees are payable at an annual rate not to exceed .25% for the Money Market Portfolios and .30% for the Equity and Bond Portfolios.


(3) Without fee waivers and/or expense reimbursements, Other Expenses would be .53%, .52%, .62%, .68%, .62% and .61% and Total Portfolio Operating Expenses would be .93%, .92%, 1.07%, 1.23%, .92% and 1.06% for the Treasury Money
    Market, Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index and Government & Corporate Bond Portfolios, respectively.



                                                       GROWTH                               SMALL
                                                          &                     SMALL        CAP
                               EQUITY      EQUITY      INCOME      GROWTH        CAP       EQUITY     INTERNATIONAL
                               INCOME       INDEX      EQUITY      EQUITY      EQUITY       INDEX        EQUITY       BALANCED
                              PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
                              ---------   ---------   ---------   ---------   ---------   ---------   -------------   ---------
ANNUAL PORTFOLIO OPERATING
  EXPENSES (as a percentage
  of average net assets)
Investment Advisory Fees (net
  of fee waivers)(1).........    .75%        .30%        .55%        .75%        .75%        .00%         1.00%          .75%
12b-1 Fees...................    .00%        .00%        .00%        .00%        .00%        .00%          .00%          .00%
Other Expenses (including
  administration fees,
  administrative services
  fees and other expenses)
  (net of fee waivers and
  expense
  reimbursements)(2,3).......    .52%        .67%        .49%        .53%        .50%        .67%          .58%          .52%
                                ----         ---        ----        ----        ----         ---          ----          ----
Total Portfolio Operating
  Expenses (net of fee
  waivers and expense
  reimbursements)(3).........   1.27%        .97%       1.04%       1.28%       1.25%        .67%         1.58%         1.27%
                                ====         ===        ====        ====        ====         ===          ====          ====


------------


(1) Without fee waivers, Investment Advisory Fees would be .40% for the Small Cap Equity Index Portfolio.


(2) Without fee waivers, administration fees would be .20% for each Portfolio. Administrative services fees are payable at an annual rate not to exceed .25% for the Money Market Portfolios and .30% for the Equity and Bond Portfolios.


(3) Without fee waivers and/or expense reimbursements, Other Expenses would be .62%, .77%, .59%, .63%, .60%, .80%, .75%, and .62% and Total Portfolio
    Operating Expenses would be 1.37%, 1.07%, 1.14%, 1.38%, 1.35%, 1.20%, 1.75%
    and 1.37% for the Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios, respectively.

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                          EXAMPLE                            ------   -------   -------   --------
You would pay the following expenses on a $1,000
  investment, assuming (1) a 5% annual return and (2)
  redemption at the end of each period:

  Treasury Money Market Portfolio..........................   $ 8       $25       $43       $ 97
  Money Market Portfolio...................................   $ 8       $25       $43       $ 95
  U.S. Government Securities Portfolio.....................   $10       $31       $54       $119
  Intermediate Corporate Bond Portfolio....................   $12       $36       $62       $137
  Bond Index Portfolio.....................................   $ 8       $26       $46       $101
  Government & Corporate Bond Portfolio....................   $10       $31       $53       $118
  Equity Income Portfolio..................................   $13       $40       $70       $153
  Equity Index Portfolio...................................   $10       $31       $54       $119
  Growth & Income Equity Portfolio.........................   $11       $33       $57       $127
  Growth Equity Portfolio..................................   $13       $41       $70       $155
  Small Cap Equity Portfolio...............................   $13       $40       $69       $151
  Small Cap Equity Index Portfolio.........................   $ 7       $21       N/A        N/A
  International Equity Portfolio...........................   $16       $50       $86       $188
  Balanced Portfolio.......................................   $13       $40       $70       $153



     THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of all of the Portfolios is contained in the Fund's Annual Report to Shareholders dated November 30, 1997 which may be obtained without charge by contacting the Fund at the address or telephone number provided on page 1 of this Prospectus.



     The purpose of the foregoing tables is to assist in understanding the various costs and expenses that an investor in a Portfolio's Institutional Shares will bear directly or indirectly. The information contained in such tables with respect to the Money Market, U.S. Government Securities, Growth & Income Equity, Small Cap Equity and Balanced Portfolios is based on expenses incurred by each of these Portfolios during the last fiscal year with respect to its Institutional Shares. Such information with respect to the Treasury Money Market, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Equity Income, Equity Index, and International Equity Portfolios is based on expenses incurred by each of these Portfolios during the last fiscal year restated to reflect the expenses that each such Portfolio expects to incur during the current fiscal year with respect to its Institutional Shares. Such information with respect to the Growth Equity and Small Cap Equity Index Portfolio is based on the expenses that such Portfolio expects to incur during the current fiscal year with respect to its Institutional Shares. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information. The Tables and Examples have not been audited by the Fund's independent auditors and do not reflect any charges that may be imposed by financial institutions on their customers.

                              FINANCIAL HIGHLIGHTS



    The "Financial Highlights" in the following tables supplement the Fund's financial statements, which are contained in the Fund's Annual Report to Shareholders dated November 30, 1997 and incorporated by reference into the Statement of Additional Information, and set forth certain historic investment results for Institutional Shares of each Portfolio other than the Small Cap Equity Index Portfolio which had not commenced investment operations as of November 30, 1997. The Fund had not commenced its offering of Investor B Shares of the Growth Equity Portfolio as of November 30, 1997. The data for the years November 30, 1989 through 1997 has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report insofar as it relates to each of the years or periods in the five-year period ended November 30, 1997 on the financial statements containing such information is incorporated by reference into the Statement of Additional Information. The data for the year ended November 30, 1988 were derived from financial statements audited by the Fund's prior auditors. Further information about the performance of the Portfolios is available in the Fund's Annual Report. Both the Statement of Additional Information and the Annual Report may be obtained free of charge by contacting the Fund at the address or telephone number provided on page 1 of this Prospectus.



                        TREASURY MONEY MARKET PORTFOLIO


                (For a Share outstanding throughout each period)



                                                          YEAR ENDED      YEAR ENDED     JANUARY 26, 1995 TO
                                                         NOVEMBER 30,    NOVEMBER 30,       NOVEMBER 30,
                                                             1997            1996            1995(a),(b)
                                                         -------------   -------------   -------------------
                                                         INSTITUTIONAL   INSTITUTIONAL      INSTITUTIONAL
                                                            SHARES          SHARES             SHARES
                                                         -------------   -------------   -------------------
Net Asset Value, Beginning of Period...................     $  1.00         $  1.00            $  1.00
                                                            -------         -------            -------
Investment Activities
  Net investment income................................       0.044           0.044              0.042
                                                            -------         -------            -------
    Total from Investment Activities...................       0.044           0.044              0.042
                                                            -------         -------            -------
Distributions
  Net investment income................................      (0.044)         (0.044)            (0.042)
                                                            -------         -------            -------
    Total Distributions................................      (0.044)         (0.044)            (0.042)
                                                            -------         -------            -------
Net Asset Value, End of Period.........................     $  1.00         $  1.00            $  1.00
                                                            =======         =======            =======
Total Return...........................................        4.53%           4.46%              4.94%(c)
Ratios/Supplemental Data:
  Net Assets at end of period (000)....................     $   233         $   299            $    28
  Ratio of expenses to average net assets (including
    waivers)...........................................        0.77%           0.79%              0.92%(d)
  Ratio of net investment income to average net assets
    (including waivers)................................        4.44%           4.39%              5.76%(d)
  Ratio of expenses to average net assets (before
    waivers)*..........................................        0.92%           0.94%              1.07%(d)
  Ratio of net investment income to average net assets
    (before waivers)*..................................        4.29%           4.24%              5.61%(d)


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) On December 2, 1991 the Portfolio issued a series of shares which were designated as "Trust" Shares. In addition, on April 20, 1992, the Portfolio issued a second series of shares which were designated as "Investor" Shares and on January 26, 1995, the Portfolio issued a third series of shares which were designated as "Institutional" Shares. On September 27, 1994 the Portfolio redesignated the "Investor" shares as "Investor A" shares.
(c) Represents total return for Investor A Shares from December 1, 1994 to January 25, 1995 plus the total return for Institutional Shares from January 26, 1995 to November 30, 1995.
(d) Annualized.

                             MONEY MARKET PORTFOLIO


              (For a Share(a) outstanding throughout each period)

                                                                     YEAR ENDED NOVEMBER 30,
                                  ----------------------------------------------------------------------------------------------
                                      1997            1996            1995           1994(A)        1993       1992       1991
                                  -------------   -------------   -------------   -------------   --------   --------   --------
                                  INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INVESTOR   INVESTOR   INVESTOR
                                     SHARES          SHARES          SHARES          SHARES        SHARES     SHARES     SHARES
                                     -------         -------         -------         -------      -------    -------    -------
Net Asset Value, Beginning of
  Period........................     $  1.00         $  1.00         $  1.00         $  1.00      $  1.00    $  1.00    $  1.00
                                     -------         -------         -------         -------      -------    -------    -------
Investment Activities
  Net investment income.........       0.048           0.047           0.052           0.033        0.025      0.032      0.056
                                     -------         -------         -------         -------      -------    -------    -------
  Total from investment
    Activities..................       0.048           0.047           0.052           0.033        0.025      0.032      0.056
                                     -------         -------         -------         -------      -------    -------    -------
Distributions
  Net investment income.........      (0.048)         (0.047)         (0.052)         (0.033)      (0.025)    (0.032)    (0.056)
                                     -------         -------         -------         -------      -------    -------    -------
  Total Distributions...........      (0.048)         (0.047)         (0.052)         (0.033)      (0.025)    (0.032)    (0.056)
                                     -------         -------         -------         -------      -------    -------    -------
Net Asset Value, End of
  Period........................     $  1.00         $  1.00         $  1.00         $  1.00      $  1.00    $  1.00    $  1.00
                                     =======         =======         =======         =======      =======    =======    =======
Total Return....................        4.93%           4.81%           5.33%           3.34%        2.52%      3.21%      5.75%
Ratios/Supplemental Data:
  Net Assets at end of period
    (000).......................     $22,022         $15,921         $13,340         $10,295      $46,920    $52,224    $60,436
  Ratio of expenses to average
    net assets (including
    waivers)....................        0.77%           0.78%           0.77%           0.78%        0.79%      0.80%      0.72%
  Ratio of net investment income
    to average net assets
    (including waivers).........        4.83%           4.70%           5.20%           3.48%        2.50%      3.21%      5.69%
  Ratio of expenses to average
    net assets (before
    waivers)*...................        0.92%           0.93%           0.92%           0.95%        0.93%      0.94%      0.80%
  Ratio of net investment income
    to average net assets
    (before waivers)*...........        4.68%           4.55%           5.05%           3.31%        2.36%      3.07%      5.61%

                                     YEAR ENDED NOVEMBER 30,
                                  ------------------------------
                                    1990       1989       1988
                                  --------   --------   --------

Net Asset Value, Beginning of
  Period........................  $   1.00   $   1.00   $   1.00
                                  --------   --------   --------
Investment Activities
  Net investment income.........     0.078      0.088      0.071
                                  --------   --------   --------
  Total from investment
    Activities..................     0.078      0.088      0.071
                                  --------   --------   --------
Distributions
  Net investment income.........    (0.078)    (0.088)    (0.071)
                                  --------   --------   --------
  Total Distributions...........    (0.078)    (0.088)    (0.071)
                                  --------   --------   --------
Net Asset Value, End of
  Period........................  $   1.00   $   1.00   $   1.00
                                  ========   ========   ========
Total Return....................      8.08%      9.21%      7.33%(b)
Ratios/Supplemental Data:
  Net Assets at end of period
    (000).......................  $896,903   $661,145   $289,764
  Ratio of expenses to average
    net assets (including
    waivers)....................      0.55%      0.45%      0.45%
  Ratio of net investment income
    to average net assets
    (including waivers).........      7.77%      8.82%      7.12%
  Ratio of expenses to average
    net assets (before
    waivers)*...................      0.60%      0.60%      0.58%
  Ratio of net investment income
    to average net assets
    (before waivers)*...........      7.72%      8.67%      6.99%

------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) As of December 1, 1990, the Portfolio designated the existing series of Shares as "Investor" Shares. In addition, on January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares. On September 27, 1994, the Portfolio redesignated the Investor Shares as "Investor A" Shares.
(b) Unaudited.

                      U.S. GOVERNMENT SECURITIES PORTFOLIO


              (For a Share(a) outstanding throughout each period)



                                                                       YEAR ENDED NOVEMBER 30,
                                         -----------------------------------------------------------------------------------
                                             1997            1996            1995           1994(A)        1993       1992
                                         -------------   -------------   -------------   -------------   --------   --------
                                         INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INVESTOR   INVESTOR
                                            SHARES          SHARES          SHARES          SHARES        SHARES     SHARES
                                            ------          ------          -------         -------       ------     ------
Net Asset Value, Beginning of Period...     $10.64          $10.82          $ 10.02         $ 11.20       $10.80     $10.68
                                            ------          ------          -------         -------       ------     ------
Investment Activities
  Net investment income................       0.56            0.62             0.63            0.61         0.59       0.62
  Net realized and unrealized gains
    (losses) from investments..........      (0.04)          (0.15)            0.80           (1.00)        0.47       0.13
                                            ------          ------          -------         -------       ------     ------
  Total from Investment
    Activities.........................       0.52            0.47             1.43           (0.39)        1.06       0.75
                                            ------          ------          -------         -------       ------     ------
Distributions
  Net investment income................      (0.58)          (0.62)           (0.63)          (0.61)       (0.59)     (0.62)
  Net realized gains...................         --              --               --              --        (0.07)     (0.01)
  In excess of net investment income...         --              --               --           (0.18)          --         --
  In excess of net realized gains......         --           (0.03)              --              --           --         --
                                            ------          ------          -------         -------       ------     ------
  Total Distributions..................      (0.58)          (0.65)           (0.63)          (0.79)       (0.66)     (0.63)
                                            ------          ------          -------         -------       ------     ------
Net Asset Value, End of Period.........     $10.58          $10.64          $ 10.82         $ 10.02       $11.20     $10.80
                                            ======          ======          =======         =======       ======     ======
Total Return...........................       5.10%           4.55%           14.69%          (3.46%)      10.03%      7.20%
Ratios/Supplemental Data:
  Net Assets at end of period (000)....     $7,049          $2,232          $   667         $    51       $9,567     $7,499
  Ratio of expenses to average net
    assets (including waivers).........       0.97%           0.96%            0.97%           0.95%        0.97%      0.95%
  Ratio of net investment income to
    average net assets (including
    waivers)...........................       5.52%           5.75%            5.91%           6.54%        5.25%      5.72%
  Ratio of expenses to average net
    assets (before waivers)*...........       1.07%           1.06%            1.07%           1.16%        1.08%      1.09%
  Ratio of net investment income to
    average net assets (before
    waivers)*..........................       5.42%           5.65%            5.81%           6.33%        5.14%      5.58%
  Portfolio turnover**.................     100.33%          53.76%           93.76%             50%          24%        74%

                                                                      JUNE 2,
                                          YEAR ENDED NOVEMBER 30,     1988 TO
                                         --------------------------   NOV. 30,
                                           1991      1990     1989    1988(b)
                                         --------   ------   ------   --------
                                         INVESTOR
                                          SHARES
                                          ------
Net Asset Value, Beginning of Period...   $10.21    $10.06   $ 9.94    $10.00
                                          ------    ------   ------    ------
Investment Activities
  Net investment income................     0.75      0.76     0.85      0.36
  Net realized and unrealized gains
    (losses) from investments..........     0.47      0.16     0.11     (0.06)
                                          ------    ------   ------    ------
  Total from Investment
    Activities.........................     1.22      0.92     0.96      0.30
                                          ------    ------   ------    ------
Distributions
  Net investment income................    (0.75)    (0.77)   (0.84)    (0.36)
  Net realized gains...................       --        --       --        --
  In excess of net investment income...       --        --       --        --
  In excess of net realized gains......       --        --       --        --
                                          ------    ------   ------    ------
  Total Distributions..................    (0.75)    (0.77)   (0.84)    (0.36)
                                          ------    ------   ------    ------
Net Asset Value, End of Period.........   $10.68    $10.21   $10.06    $ 9.94
                                          ======    ======   ======    ======
Total Return...........................    12.36%     9.66%   10.04%     3.05%(c)
Ratios/Supplemental Data:
  Net Assets at end of period (000)....   $5,791    $6,856   $5,954    $4,335
  Ratio of expenses to average net
    assets (including waivers).........     0.82%     0.73%    0.74%     0.79%(d)
  Ratio of net investment income to
    average net assets (including
    waivers)...........................     7.12%     7.80%    8.50%     7.26%(d)
  Ratio of expenses to average net
    assets (before waivers)*...........     1.36%     1.28%    1.29%     1.40%(d)
  Ratio of net investment income to
    average net assets (before
    waivers)*..........................     6.58%     7.25%    7.95%     6.65%(d)
  Portfolio turnover**.................       36%       53%      84%      215%


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a) As of December 1, 1990, the Portfolio designated the existing series of Shares as "Investor" Shares. In addition, on June 7, 1994, the Portfolio issued an additional series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to June 7, 1994 represent the financial highlights applicable to Investor Shares. On September 27, 1994, the Portfolio redesignated the Investor Shares as "Investor A" Shares.
(b) Period from commencement of operations.
(c) Not Annualized.
(d) Annualized.

                     INTERMEDIATE CORPORATE BOND PORTFOLIO


                (For a Share outstanding throughout the period)



                                                                 FEBRUARY 10, 1997
                                                                        TO
                                                               NOVEMBER 30, 1997(A)
                                                              -----------------------
                                                                   INSTITUTIONAL
                                                                      SHARES
                                                              -----------------------
Net Asset Value, Beginning of Period........................          $10.00
                                                                      ------
Investment Activities
  Net investment income.....................................            0.53
  Net realized and unrealized losses from investments.......            0.11
                                                                      ------
     Total from Investment Activities.......................            0.64
                                                                      ------
Distributions
  Net investment income.....................................           (0.53)
                                                                      ------
     Total Distributions....................................           (0.53)
                                                                      ------
Net Asset Value, End of Period..............................          $10.11
                                                                      ======
Total Return................................................            6.60%(b)
Ratios/Supplementary Data:
  Net assets at the end of period (000).....................          $   27
  Ratio of expenses to average net assets...................            0.29%(c)
  Ratio of net investment income to average net assets......            7.06%(c)
  Ratio of expenses to average net assets*..................            1.31%(c)
  Ratio of net investment income to average net assets*.....            6.04%(c)
  Portfolio turnover**......................................           61.98%


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a)  Period from commencement of operations.

(b)  Not Annualized.
(c)  Annualized.

                              BOND INDEX PORTFOLIO


                (For a Share outstanding throughout the period)



                                                                 FEBRUARY 10, 1997
                                                                        TO
                                                               NOVEMBER 30, 1997(A)
                                                              -----------------------
                                                                   INSTITUTIONAL
                                                                      SHARES
                                                              -----------------------
Net Asset Value, Beginning of Period........................          $10.00
                                                                      ------
Investment Activities
  Net investment income.....................................            0.53
  Net realized and unrealized losses from investments.......            0.17
                                                                      ------
     Total from Investment Activities.......................            0.70
                                                                      ------
Distributions
  Net investment income.....................................           (0.53)
                                                                      ------
     Total Distributions....................................           (0.53)
                                                                      ------
Net Asset Value, End of Period..............................          $10.17
                                                                      ======
Total Return................................................            7.20%(b)
Ratios/Supplementary Data:
  Net assets at the end of period (000).....................          $   27
  Ratio of expenses to average net assets...................            0.24%(c)
  Ratio of net investment income to average net assets......            7.09%(c)
  Ratio of expenses to average net assets*..................            0.95%(c)
  Ratio of net investment income to average net assets*.....            6.38%(c)
  Portfolio turnover**......................................           46.16%


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a)  Period from commencement of operations.

(b)  Not Annualized.
(c)  Annualized.

                     GOVERNMENT & CORPORATE BOND PORTFOLIO


              (For a Share(a) outstanding throughout each period)



                                                                 YEAR ENDED NOVEMBER 30,
                                   -----------------------------------------------------------------------------------
                                       1997            1996            1995           1994(A)        1993       1992
                                   -------------   -------------   -------------   -------------   --------   --------
                                   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INVESTOR   INVESTOR
                                      SHARES          SHARES          SHARES          SHARES        SHARES     SHARES
                                      -------         -------         ------          ------        ------     ------
Net Asset Value,
  Beginning of Period............     $ 10.34         $ 10.53         $ 9.64          $10.65        $10.26     $10.15
                                      -------         -------         ------          ------        ------     ------
Investment Activities
  Net investment income..........        0.56            0.64           0.61            0.60          0.64       0.66
  Net realized and unrealized
    gains (losses) from
    investments..................        0.03           (0.19)          0.89           (0.94)         0.39       0.11
                                      -------         -------         ------          ------        ------     ------
  Total from Investment
    Activities...................        0.59            0.45           1.50           (0.34)         1.03       0.77
                                      -------         -------         ------          ------        ------     ------
Distributions
  Net investment income..........       (0.56)          (0.64)         (0.61)          (0.60)        (0.64)     (0.66)
  In excess of net realized
    gains........................          --              --             --           (0.07)           --         --
                                      -------         -------         ------          ------        ------     ------
  Total Distributions............       (0.56)          (0.64)         (0.61)          (0.67)        (0.64)     (0.66)
                                      -------         -------         ------          ------        ------     ------
Net Asset Value, End of Period...     $ 10.37         $ 10.34         $10.53          $ 9.64        $10.65     $10.26
                                      =======         =======         ======          ======        ======     ======
Total Return.....................        6.00%           4.51%         15.98%          (3.32)%       10.23%      7.81%
Ratios/Supplemental Data:
  Net Assets at end of period
    (000)........................     $16,954         $14,875         $9,413          $5,965        $3,737     $2,490
  Ratio of expenses to average
    net assets (including
    waivers).....................        0.95%           0.95%          0.95%           0.96%         0.95%      0.93%
  Ratio of net investment income
    to average net assets
    (including waivers)..........        5.55%           6.06%          6.01%           6.03%         6.00%      6.45%
  Ratio of expenses to average
    net assets (before
    waivers)*....................        1.05%           1.05%          1.05%           1.07%         1.05%      1.06%
  Ratio of net investment income
    to average net assets (before
    waivers)*....................        5.45%           5.96%          5.91%           5.92%         5.90%      6.32%
  Portfolio turnover**...........      140.72%         149.20%         59.32%             50%           31%        52%

                                                                    JUNE 15,
                                     YEAR ENDED NOVEMBER 30,        1988 TO
                                   ----------------------------   NOVEMBER 30,
                                     1991      1990      1989       1988(b)
                                   --------   -------   -------   ------------
                                   INVESTOR
                                    SHARES
                                    ------
Net Asset Value,
  Beginning of Period............   $ 9.71    $ 10.12   $  9.91      $10.00
                                    ------    -------   -------      ------
Investment Activities
  Net investment income..........     0.75       0.84      0.89        0.39
  Net realized and unrealized
    gains (losses) from
    investments..................     0.48      (0.41)     0.22       (0.13)
                                    ------    -------   -------      ------
  Total from Investment
    Activities...................     1.23       0.43      1.11        0.26
                                    ------    -------   -------      ------
Distributions
  Net investment income..........    (0.79)     (0.84)    (0.90)      (0.35)
  In excess of net realized
    gains........................       --         --        --          --
                                    ------    -------   -------      ------
  Total Distributions............    (0.79)     (0.84)    (0.90)      (0.35)
                                    ------    -------   -------      ------
Net Asset Value, End of Period...   $10.15    $  9.71   $ 10.12      $ 9.91
                                    ======    =======   =======      ======
Total Return.....................    12.79%      4.96%    11.79%       2.66%(c)
Ratios/Supplemental Data:
  Net Assets at end of period
    (000)........................   $2,010    $11,005   $10,327      $7,483
  Ratio of expenses to average
    net assets (including
    waivers).....................     0.59%      0.53%     0.44%       0.56%(d)
  Ratio of net investment income
    to average net assets
    (including waivers)..........     7.77%      8.69%     8.97%       8.47%(d)
  Ratio of expenses to average
    net assets (before
    waivers)*....................     1.14%      1.08%     0.99%       1.17%(d)
  Ratio of net investment income
    to average net assets (before
    waivers)*....................     7.22%      8.14%     8.42%       7.86%(d)
  Portfolio turnover**...........      105%        75%      148%         22%


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a) As of December 1, 1990, the Portfolio designated the existing series of Shares as "Investor" Shares. In addition, on January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares. On September 27, 1994, the Portfolio redesignated the Investor Shares as "Investor A" Shares.
(b) Period from commencement of operations.
(c) Not Annualized.
(d) Annualized.

                            EQUITY INCOME PORTFOLIO


                (For a Share outstanding throughout the period)



                                                               FEBRUARY 27, 1997
                                                                       TO
                                                              November 30, 1997(a)
                                                              --------------------
                                                                 INSTITUTIONAL
                                                                     SHARES
                                                                    -------
Net Asset Value, Beginning of Period........................        $ 10.00
                                                                    -------
Investment Activities
  Net investment income.....................................           0.19
  Net realized and unrealized gains from investments........           1.56
                                                                    -------
     Total from Investment Activities.......................           1.75
                                                                    -------
Distributions
  Net investment income.....................................          (0.19)
                                                                    -------
     Total Distributions....................................          (0.19)
                                                                    -------
Net Asset Value, End of Period..............................        $ 11.56
                                                                    =======
Total Return................................................          17.64%(b)
Ratios/Supplementary Data:
  Net assets at the end of period (000).....................        $     1
  Ratio of expenses to average net assets...................           0.37%(c)
  Ratio of net investment income to average net assets......           2.34%(c)
  Ratio of expenses to average net assets*..................           1.60%(c)
  Ratio of net investment income to average net assets*.....           1.11%(c)
  Portfolio turnover**......................................          48.33%
  Average commission rate paid(d)...........................        $0.0566


------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
  ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

 (a) Period from commencement of operations.

 (b) Not Annualized.
 (c) Annualized.
 (d) Represents the total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares purchased and sold for which commissions were charged.

                             EQUITY INDEX PORTFOLIO


                (For a Share outstanding throughout the period)



                                                                  MAY 1, 1997
                                                                       TO
                                                              November 30, 1997(a)
                                                              --------------------
                                                                 INSTITUTIONAL
                                                                     SHARES
                                                                    -------
Net Asset Value, Beginning of Period........................        $ 10.00
                                                                    -------
Investment Activities
  Net investment income.....................................           0.10
  Net realized and unrealized gains from investments........           1.94
                                                                    -------
     Total from Investment Activities.......................           2.04
                                                                    -------
Distributions
  Net investment income.....................................          (0.10)
                                                                    -------
     Total Distributions....................................          (0.10)
                                                                    -------
Net Asset Value, End of Period..............................        $ 11.94
                                                                    =======
Total Return................................................          20.40%(b)
Ratios/Supplementary Data:
  Net assets at the end of period (000).....................        $     8
  Ratio of expenses to average net assets...................           0.46%(c)
  Ratio of net investment income to average net assets......           1.30%(c)
  Ratio of expenses to average net assets*..................           1.19%(c)
  Ratio of net investment income to average net assets*.....           0.57%(c)
  Portfolio turnover**......................................           1.66%
  Average commission rate paid(d)...........................        $0.0206


------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

 (a) Period from commencement of operations.

 (b) Not Annualized.
 (c) Annualized.
 (d) Represents the total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares purchased and sold for which commissions were charged.

                        GROWTH & INCOME EQUITY PORTFOLIO


              (For a Share(a) outstanding throughout each period)



                                                                      YEAR ENDED NOVEMBER 30,
                                        -----------------------------------------------------------------------------------
                                            1997            1996            1995           1994(A)        1993       1992
                                        -------------   -------------   -------------   -------------   --------   --------
                                        INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INVESTOR   INVESTOR
                                           SHARES          SHARES          SHARES          SHARES        SHARES     SHARES
                                           -------         -------         -------         -------      -------     ------
Net Asset Value, Beginning of
  Period..............................     $ 18.67         $ 16.29         $ 12.70         $ 14.74      $ 14.49     $12.33
                                           -------         -------         -------         -------      -------     ------
Investment Activities
  Net investment income...............        0.12            0.20            0.23            0.20         0.25       0.25
  Net realized and unrealized gains
    (losses) from investments.........        3.95            3.33            3.74           (0.17)        1.06       2.24
                                           -------         -------         -------         -------      -------     ------
  Total from Investment Activities....        4.07            3.53            3.97            0.03         1.31       2.49
                                           -------         -------         -------         -------      -------     ------
Distributions
  Net investment income...............       (0.13)          (0.20)          (0.24)          (0.21)       (0.25)     (0.26)
  In excess of net investment
    income............................       (0.03)          (0.01)             --              --           --         --
  Net realized gains..................       (1.46)          (0.94)          (0.14)          (0.18)       (0.81)     (0.07)
  In excess of net realized gains.....          --              --              --           (1.68)          --         --
                                           -------         -------         -------         -------      -------     ------
  Total Distributions.................       (1.62)          (1.15)          (0.38)          (2.07)       (1.06)     (0.33)
                                           -------         -------         -------         -------      -------     ------
Net Asset Value, End of Period........     $ 21.12         $ 18.67         $ 16.29         $ 12.70      $ 14.74     $14.49
                                           =======         =======         =======         =======      =======     ======
Total Return..........................       23.90%          23.08%          31.88%           0.19%        9.65%     20.59%
Ratios/Supplemental Data:
  Net Assets at end of period (000)...     $92,515         $72,950         $40,228         $21,897      $11,157     $6,044
  Ratio of expenses to average net
    assets (including waivers)........        1.04%           1.05%           1.05%           1.05%        0.74%      0.71%
  Ratio of net investment income to
    average net assets (including
    waivers)..........................        0.60%           1.19%           1.58%           1.41%        1.74%      1.94%
  Ratio of expenses to average net
    assets (before waivers)*..........        1.14%           1.15%           1.15%           1.16%        0.96%      0.85%
  Ratio of net investment income to
    average net assets (before
    waivers)*.........................        0.50%           1.09%           1.48%           1.30%        1.52%      1.80%
  Portfolio turnover**................       57.11%          63.90%          58.50%             65%          41%        79%
  Average commission rate paid(f).....     $0.0451         $0.0598              --              --           --         --

                                                                       JUNE 2,
                                          YEAR ENDED NOVEMBER 30,      1988 TO
                                        ----------------------------   NOV 30,
                                          1991      1990      1989     1988(b)
                                        --------   -------   -------   -------
                                        INVESTOR
                                         SHARES
                                         ------
Net Asset Value, Beginning of
  Period..............................   $11.22    $ 12.41   $ 10.25   $ 10.00
                                         ------    -------   -------   -------
Investment Activities
  Net investment income...............     0.39       0.39      0.41      0.28
  Net realized and unrealized gains
    (losses) from investments.........     1.47      (0.56)     2.29      0.06
                                         ------    -------   -------   -------
  Total from Investment Activities....     1.86      (0.17)     2.70      0.34
                                         ------    -------   -------   -------
Distributions
  Net investment income...............    (0.39)     (0.39)    (0.51)    (0.09)
  In excess of net investment
    income............................       --         --        --        --
  Net realized gains..................    (0.36)     (0.63)    (0.03)
  In excess of net realized gains.....       --         --        --        --
                                         ------    -------   -------   -------
  Total Distributions.................    (0.75)     (1.02)    (0.54)    (0.09)
                                         ------    -------   -------   -------
Net Asset Value, End of Period........   $12.33    $ 11.22   $ 12.41   $ 10.25
                                         ======    =======   =======   =======
Total Return..........................    17.39%     (1.36)%   27.11%     3.46%(c),(d)
Ratios/Supplemental Data:
  Net Assets at end of period (000)...   $3,254    $20,116   $17,892   $10,890
  Ratio of expenses to average net
    assets (including waivers)........     0.34%      0.35%     0.42%     0.41%(e)
  Ratio of net investment income to
    average net assets (including
    waivers)..........................     3.50%      3.42%     3.69%     5.62%(e)
  Ratio of expenses to average net
    assets (before waivers)*..........     1.05%      1.00%     1.07%     1.12%(e)
  Ratio of net investment income to
    average net assets (before
    waivers)*.........................     2.79%      2.77%     3.04%     4.91%(e)
  Portfolio turnover**................       78%       227%      133%       30%
  Average commission rate paid(f).....       --         --        --        --


------------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a) As of December 1, 1990, the Portfolio designated the existing series of Shares as "Investor" Shares. In addition, on January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares. On September 27, 1994, the Portfolio redesignated the Investor Shares as "Investor A" Shares.
(b) Period from commencement of operations.
(c) Unaudited.
(d) Not Annualized.
(e) Annualized.
(f) Represents total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares purchased and sold for which commissions were charged.

                         SMALL CAP EQUITY PORTFOLIO(a)


              (For a Share(b) outstanding throughout each period)



                                                                                                           MAY 6, 1992
                             YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED         TO
                            NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,
                                1997            1996            1995           1994(A)          1993         1992(c)
                            -------------   -------------   -------------   -------------   ------------   ------------
                            INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL     INVESTOR       INVESTOR
                               SHARES          SHARES          SHARES          SHARES          SHARES         SHARES
                            -------------   -------------   -------------   -------------   ------------   ------------
Net Asset Value,
  Beginning of Period.....     $ 13.36         $ 13.40         $ 11.96         $13.14          $11.23        $ 10.10
                               -------         -------         -------         ------          ------        -------
Investment Activities Net
  investment income
  (loss)..................       (0.04)          (0.01)          (0.01)         (0.03)           0.03           0.02
  Net realized and
    unrealized gains from
    investments...........        2.48            1.03            2.36           0.86            2.14           1.13
                               -------         -------         -------         ------          ------        -------
  Total from Investment
    Activities............        2.44            1.02            2.35           0.83            2.17           1.15
                               -------         -------         -------         ------          ------        -------
Distributions
  Net investment income...          --              --              --             --           (0.05)         (0.02)
  In excess of net
    investment income.....          --           (0.01)             --             --              --             --
  Net realized gains......       (0.82)          (1.05)          (0.91)         (1.78)          (0.21)            --
  In excess of net
    realized gains........          --              --              --          (0.23)             --             --
                               -------         -------         -------         ------          ------        -------
  Total Distributions.....       (0.82)          (1.06)          (0.91)         (2.01)          (0.26)         (0.02)
                               -------         -------         -------         ------          ------        -------
Net Asset Value, End of
  Period..................     $ 14.98         $ 13.36         $ 13.40         $11.96          $13.14        $ 11.23
                               =======         =======         =======         ======          ======        =======
Total Return..............       19.41%           8.39%          21.43%          7.11%          19.75%         12.55%(d)
Ratios/Supplemental Data:
  Net Assets at end of
    period (000)..........     $34,395         $30,081         $17,620         $5,633          $4,559        $   753
  Ratio of expenses to
    average net assets
    (including waivers)...        1.25%           1.26%           1.26%          1.25%           0.61%          0.30%(e)
Ratio of net investment
  income to average net
  assets (including
  waivers)................       (0.29%)         (0.13%)         (0.11%)        (0.41%)          0.19%          0.78%(e)
  Ratio of expenses to
    average net assets
    (before waivers)*.....        1.35%           1.36%           1.36%          1.37%           1.23%          1.12%(e)
  Ratio of net investment
    income to average net
    assets (before
    waivers)*.............       (0.39%)         (0.23%)         (0.21%)        (0.53%)         (0.43%)        (0.04%)(e)
  Portfolio turnover**....       80.23%          65.85%          83.13%            85%             65%            56%
  Average commission rate
    paid(f)...............     $0.0515         $0.0582              --             --              --             --


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a)The Emerging Growth Portfolio changed its name to Small Cap Equity Portfolio on December 1, 1996.
(b)The Portfolio issued a series of Shares which were designated as "Investor" Shares on May 6, 1992. In addition, on January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares. On September 27, 1994, the Portfolio redesignated the Investor Shares as "Investor A" Shares.
(c)Period from commencement of operations.
(d)Not Annualized.
(e)Annualized.
(f)Represents the total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares purchased and sold for which commissions were charged.

                         INTERNATIONAL EQUITY PORTFOLIO


              (For a Share(a) outstanding throughout each period)



                                                                                           APRIL 4, 1994
                                         YEAR ENDED       YEAR ENDED       YEAR ENDED           TO
                                        NOVEMBER 30,     NOVEMBER 30,     NOVEMBER 30,     NOVEMBER 30,
                                            1997             1996             1995            1994(a)
                                        -------------    -------------    -------------    -------------
                                        INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL
                                           SHARES           SHARES           SHARES           SHARES
                                        -------------    -------------    -------------    -------------
Net Asset Value, Beginning of
  Period..............................     $ 12.03          $ 10.75          $  9.90          $10.00
                                           -------          -------          -------          ------
Investment Activities
  Net investment income...............       (0.03)            0.01             0.01           (0.01)
  Net realized and unrealized gains
     (losses) from investments and
     foreign currency.................        0.33             1.27             0.86           (0.09)
                                           -------          -------          -------          ------
  Total from Investment Activities....        0.30             1.28             0.87           (0.10)
                                           -------          -------          -------          ------
Distributions
  In excess of net investment
     income...........................       (0.05)              --               --              --
  Net realized gain...................       (0.31)              --            (0.01)             --
  Tax return of capital...............          --               --            (0.01)             --
                                           -------          -------          -------          ------
  Total Distributions.................       (0.36)              --            (0.02)             --
                                           -------          -------          -------          ------
Net Asset Value, End of Period........     $ 11.97          $ 12.03          $ 10.75          $ 9.90
                                           =======          =======          =======          ======
Total Return..........................        2.59%           11.91%            8.78%          (1.00%)(b)
Ratios/Supplemental Data:
Net Assets at end of period (000).....     $ 6,798          $ 6,059          $ 2,159          $  197
Ratio of expenses to average net
  assets (including waivers)..........        1.59%            1.44%            1.44%           1.70%(c)
Ratio of net investment income (loss)
  to average net assets (including
  waivers)............................       (0.21%)           0.16%            0.13%          (0.48%)(c)
Ratio of expenses to average net
  assets (before waivers)*............        1.75%            1.76%            1.75%           2.17%(c)
Ratio of net investment income (loss)
  to average net assets (before
  waivers)*...........................       (0.37%)          (0.16%)          (0.18%)         (0.94%)(c)
Portfolio turnover**..................       75.18%           77.63%           62.78%             21%
Average commission rate paid(d).......     $0.0229          $0.0251               --              --


------------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a) On April 4, 1994, the Portfolio issued a series of Shares which were designated as "Trust" Shares. In addition, on April 24, 1994, the Portfolio issued an additional series of Shares which were designated as "Institutional" Shares. The financial highlights presented for the period April 4, 1994 to April 24, 1994 represent the financial highlights applicable to Trust Shares.
(b) Not Annualized.
(c) Annualized.
(d) Represents the total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares purchased and sold for which commissions were charged.

                               BALANCED PORTFOLIO


              (For a Share(a) outstanding throughout each period)



                                                                                                    APRIL 1,
                                       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      1993 TO
                                      NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                          1997           1996           1995         1994(A)        1993(b)
                                      ------------   ------------   ------------   ------------   ------------
                                      INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL    INVESTOR
                                         SHARES         SHARES         SHARES         SHARES         SHARES
                                        -------        -------        -------        -------         ------
Net Asset Value, Beginning of
  Period............................    $ 12.54        $ 11.62        $  9.60        $ 10.22         $10.00
                                        -------        -------        -------        -------         ------
Investment Activities
  Net investment income.............       0.31           0.32           0.31           0.28           0.23
  Net realized and unrealized gains
    from investments................       1.49           1.34           2.02          (0.48)          0.15
                                        -------        -------        -------        -------         ------
  Total from Investment
    Activities......................       1.80           1.66           2.33          (0.20)          0.38
                                        -------        -------        -------        -------         ------
Distributions
  Net investment income.............      (0.37)         (0.32)         (0.31)         (0.29)         (0.16)
  In excess of net investment
    income..........................      (0.03)            --             --             --             --
  Net realized gains................      (0.71)         (0.42)            --             --             --
  In excess of net realized gains...         --             --             --          (0.13)            --
                                        -------        -------        -------        -------         ------
Total Distributions.................      (1.11)         (0.74)         (0.31)         (0.42)         (0.16)
                                        -------        -------        -------        -------         ------
Net Asset Value, End of Period......    $ 13.23        $ 12.54        $ 11.62        $  9.60         $10.22
                                        =======        =======        =======        =======         ======
Total Return........................      15.52%         15.08%         24.67%         (2.00)%         3.86%(c)
Ratios/Supplemental Data:
  Net Assets at end of period
    (000)...........................    $61,655        $54,731        $36,827        $22,723         $1,978
  Ratio of expenses to average net
    assets (including waivers)......       1.27%          1.27%          1.27%          1.27%          0.56%(d)
  Ratio of net investment income to
    average net assets (including
    waivers)........................       2.56%          2.78%          2.97%          2.77%          3.42%(d)
  Ratio of expenses to average net
    assets (before waivers)*........       1.37%          1.37%          1.37%          1.40%          1.21%(d)
  Ratio of net investment income to
    average net assets (before
    waivers)*.......................       2.46%          2.68%          2.87%          2.64%          2.77%(d)
  Portfolio turnover**..............      43.60%         85.16%         58.16%            49%            26%
  Average commission rate paid(e)...    $0.0503        $0.0599             --             --             --


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a) The Portfolio issued a series of Shares which were designated as "Investor" Shares on April 1, 1993. In addition, on January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares. On September 27, 1994, the Portfolio redesignated the Investor Shares as "Investor A" Shares.
(b) Period from commencement of operations.
(c) Not Annualized.
(d) Annualized.

(e) Represents the total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares.

            INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS


     Although management will use its best efforts to achieve the investment objective of each Portfolio, there can be no assurance that it will be able to do so. The investment objective of each Portfolio may be changed only with the affirmative vote of a majority of the outstanding Shares of the Portfolio, except that the investment objectives of the Bond Index, Equity Index and Small Cap Equity Index Portfolios may be changed by the Fund's Board of Directors without shareholder approval. Shareholders of the latter Portfolios will be given at least 30 days' written notice before any such change occurs. The Treasury Money Market and Money Market Portfolios are "money market" funds that invest in instruments with remaining maturities of 397 days or less (with certain exceptions) and with dollar-weighted average portfolio maturities of 90 days or less, subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act") and other rules of the Securities and Exchange Commission (the "SEC").


THE TREASURY MONEY MARKET PORTFOLIO


     The Treasury Money Market Portfolio's investment objective is to seek a high level of current income exempt from state income tax consistent with liquidity and security of principal. In pursuing its investment objective, the Portfolio invests in selected money market obligations issued by the U.S. Government (or its agencies and instrumentalities) that are guaranteed as to principal and interest by the U.S. Government, the interest on which is generally exempt from state income tax. Securities that are generally eligible for this exemption include those issued by the U.S. Treasury (bills, certificates of indebtedness, notes and certain bonds) and certain U.S. Government agencies and instrumentalities, including the General Services Administration and Small Business Administration. Each investor should consult his or her tax advisor to determine whether distributions from the Portfolio are exempt from state income tax in the investor's home state. Under normal market conditions, the Portfolio intends to invest substantially all (but not less than 65%) of its total assets in securities with the above characteristics and (except to the extent discussed below) will not enter into repurchase agreements or purchase any U.S. Government security that the Adviser believes is subject to state income tax.

     Under extraordinary circumstances, such as when appropriate exempt securities are unavailable or pending investment, the Treasury Money Market Portfolio may temporarily hold cash or invest in repurchase agreements collateralized by U.S. Government securities, other U.S. Government agency or instrumentality securities, securities of other investment companies that invest in securities in which the Portfolio is permitted to invest, or cash equivalents.


THE MONEY MARKET PORTFOLIO


     The Money Market Portfolio's investment objective is to seek current income with liquidity and stability of principal. In pursuing its investment objective, the Portfolio invests substantially all of its assets in a broad range of money market instruments. These instruments include obligations of the U.S. Government, U.S. dollar-denominated foreign securities, obligations of U.S. and foreign banks and savings and loan institutions and commercial obligations that meet the applicable quality requirements described below.


     The Money Market Portfolio will purchase only "First Tier Eligible Securities" (as defined by the SEC) that present minimal credit risks as determined by the Adviser pursuant to guidelines approved by the Fund's Board of Directors. First Tier Eligible Securities consist of (i) securities that either
(a) have short-term debt ratings at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("Rating Agencies") (or one Rating Agency if the security was rated by only one Rating Agency), or (b) are issued by issuers with such ratings, and (ii) certain securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Directors. The applicable ratings issued by Rating Agencies are described in Appendix A to the

Statement of Additional Information. The following descriptions illustrate the types of instruments in which the Portfolio invests.

     Banking Obligations. The Money Market Portfolio may purchase obligations of issuers in the banking industry, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks in amounts not in excess of 25% of its assets where the Adviser deems the instrument to present minimal credit risks. (See "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below.) The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of the value of its total assets.


     Commercial Paper and Variable and Floating Rate Instruments. The Portfolio may invest in commercial paper, including asset-backed commercial paper representing interests in a pool of corporate receivables, dollar-denominated obligations issued by domestic and foreign bank holding companies, and corporate bonds that meet the quality and maturity requirements described above. The Portfolio may also invest in variable or floating rate notes that may have a stated maturity in excess of thirteen months but will, in any event, permit the Portfolio to demand payment of the principal of the instrument at least once every thirteen months upon no more than 30 days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). Such instruments may include variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated variable and floating rate instruments will be determined by the Adviser (under the supervision of the Board of Directors) to be of comparable quality at the time of purchase to First Tier Eligible Securities. There may be no active secondary market in the instruments, which could make it difficult for the Portfolio to dispose of an instrument in the event the issuer were to default on its payment obligation or during periods that the Portfolio could not exercise its demand rights. The Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments held by the Portfolio will be subject to the Portfolio's 10% limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a liquid trading market is absent.


     Government Obligations. The Money Market Portfolio may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, the Portfolio may, when deemed appropriate by the Adviser, invest in short-term obligations issued by state and local governmental issuers that meet the quality requirements described above and, as a result of the Tax Reform Act of 1986, carry yields that are competitive with those of other types of money market instruments of comparable quality.


THE U.S. GOVERNMENT SECURITIES PORTFOLIO


     The U.S. Government Securities Portfolio's investment objective is to seek a high rate of current income that is consistent with relative stability of principal. In pursuing its investment objective, the Portfolio invests in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities normally having remaining maturities of 1 to 30 years and repurchase agreements relating to such obligations. (For further information, see "Other Applicable Policies -- U.S. Government Obligations" below.)

     Consistent with its investment policies, the U.S. Government Securities Portfolio may invest in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgage loans, such as certificates issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") and collateralized mortgage obligations ("CMOs"). For further information regarding these instruments, see "Other Applicable Policies -- Asset-Backed Securities" below.

THE INTERMEDIATE CORPORATE BOND PORTFOLIO



     The Intermediate Corporate Bond Portfolio's investment objective is to seek as high a level of current income as is consistent with preservation of capital. In pursuing its investment objective, the Portfolio will invest, under normal market and economic conditions, at least 65% of its total assets in non-convertible corporate debt obligations, which shall mean obligations of (i) domestic or foreign business corporations, or (ii) agencies, instrumentalities or authorities which are organized in corporate form by one or more states or political subdivisions in the United States or one or more foreign governments. The Portfolio may also invest in obligations issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities, and asset-backed securities, including CMOs and other mortgage-related securities. For further information regarding these instruments, see "Other Applicable
Policies -- Asset-Backed Securities" below. In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. The Portfolio seeks to provide a current yield greater than that generally available from money market instruments.



     The Portfolio may purchase debt securities which are rated at the time of purchase in one of the four highest rating categories assigned by one or more Rating Agencies or in unrated debt securities deemed by the Adviser to be of comparable quality. Under normal market and economic conditions, however, the Portfolio intends to invest at least 65% of its total assets in debt obligations rated in one of the three highest rating categories assigned by one or more Rating Agencies (or unrated debt obligations determined to be of comparable quality). Securities that are rated in the lowest of the four highest rating categories have speculative characteristics, even though they are of investment grade quality, and such securities will be purchased (and retained) only if the Adviser believes that the issuers have an adequate capacity to pay interest and repay principal. Unrated debt securities will be purchased only if they are considered by the Adviser to be at least comparable in quality at the time of purchase to instruments within the rating categories listed above. Debt securities purchased by the Portfolio whose ratings are subsequently downgraded below the four highest rating categories assigned by a Rating Agency will be disposed of in an orderly manner, normally within 30 to 60 days. The applicable ratings issued by Rating Agencies are described in the Appendix to the Statement of Additional Information.



     The Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Short-term obligations in which the Portfolio may invest include (i) money market instruments, such as commercial paper, including variable and floating rate instruments, rated at the time of purchase in one of the two highest rating categories assigned by a Rating Agency or, if unrated, deemed to be of comparable quality by the Adviser at the time of purchase, and bank obligations, including bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits of U.S. and foreign banks having total assets at the time of purchase in excess of $1 billion, (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (iii) repurchase agreements. For further information regarding variable and floating rate instruments, see "The Money Market Portfolio -- Commercial Paper and Variable and Floating Rate Instruments" above. Although the Portfolio will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Adviser determines that the instrument presents minimal credit risks, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. See "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below. Investments in the obligations of foreign banks or foreign branches of U.S. banks will not exceed 25% of the Portfolio's total assets at the time of purchase.


     The Portfolio's average weighted maturity will be between three and ten years and will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors.

THE BOND INDEX PORTFOLIO


     The investment objective of the Bond Index Portfolio is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. Government, mortgage-backed, asset-backed and corporate debt securities as represented by the Lehman Brothers Aggregate Bond Index (the "Lehman Aggregate").


     The Portfolio is not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Instead, the Portfolio uses an investment strategy called "indexing" whereby it seeks to approximate the investment performance of the market segment comprised of U.S. Government, mortgage-backed, asset-backed and corporate debt securities, as represented by the Lehman Aggregate, through the use of sophisticated computer models to determine which securities should be purchased or sold, while keeping transaction and administrative costs to a minimum. The Portfolio will invest substantially all of its total assets in securities listed in the Lehman Aggregate, including without limitation, asset-backed securities. For further information regarding asset-backed securities see "Other Applicable Policies -- Asset-Backed Securities" below. The Adviser generally selects securities for the Portfolio on the basis of their weightings in the Lehman Aggregate and will only purchase a security for the Portfolio that is included in the Lehman Aggregate at the time of such purchase. The Portfolio should exhibit price and yield volatility similar to that of the Lehman Aggregate. For further information, see "Other Investment Policies -- The Indexing Approach" below and the Statement of Additional Information under "Investment Objectives and Policies -- The Indexing Approach."


     With respect to the remaining portion of its total assets, the Portfolio has the ability to hold temporary cash balances which may be invested in U.S. Government obligations and money market instruments. See "The Intermediate Corporate Bond Portfolio" above for a description of the types of money market instruments in which the Portfolio may invest and the applicable limitations with respect to such investments. If appropriate, the Portfolio may use options, futures contracts and depository receipts to hedge its positions or for other permissible purposes. The Portfolio also may enter into reverse repurchase agreements and lend its portfolio securities.


     The Lehman Aggregate. The Lehman Aggregate is composed of U.S. Government, mortgage-backed, asset-backed and non-convertible corporate debt securities that meet the following criteria: the securities have at least $100 million par amount outstanding; the securities are rated investment grade (at least Baa or BBB) by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") (if not rated by Moody's); have at least one year until maturity; and have coupons with fixed rates. The Lehman Aggregate excludes CMOs, adjustable rate mortgages, manufactured homes, non-agency bonds, buydowns, graduated equity mortgages, project loans and non-conforming (i.e., "jumbo") mortgages. As of December 31, 1997, over 6,333 issues were included in the Lehman Aggregate, representing approximately $4.98 trillion in market value. U.S. Treasury and agency securities represented approximately 49.5% of the total market value, asset-backed and mortgage-backed securities represented approximately 31.2% of the total market value, with corporate debt securities representing the balance of approximately 19.3%. The average maturity of the Lehman Aggregate was approximately 8.7 years. The Adviser believes that the Lehman Aggregate is an appropriate benchmark for the Portfolio because it is diversified, it is familiar to investors, and it is widely accepted as a reference for bonds and other fixed income investments.


     Because of the large number of issues included in the Lehman Aggregate, the Portfolio cannot invest in all such issues. Instead, the Portfolio will hold a representative sample of approximately 100 of the securities in the Lehman Aggregate, selecting one or two issues to represent an entire "class" or type of securities in the Lehman Aggregate. At a minimum, the Portfolio seeks to hold securities which reflect the major asset classes in the Lehman Aggregate -- U.S. Treasury and agency issues, mortgage-backed securities, asset-backed securities and non-convertible corporate debt securities. As the Portfolio's assets increase, these classes will be further delineated along the lines of sector, term-to-maturity, coupon and credit ratings. This sampling technique is expected to be an effective means of substantially duplicating the price and performance provided by the securities comprising the Lehman Aggregate.


     Securities rated Baa by Moody's or BBB by S&P have speculative characteristics even though they are of investment-grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.



THE GOVERNMENT & CORPORATE BOND PORTFOLIO



     The Government & Corporate Bond Portfolio's investment objective is to seek the highest level of current income consistent with conservation of capital. In pursuing its investment objective, the Portfolio intends to invest at least 65% of its assets in fixed-income and related debt securities rated in one of the three highest rating categories assigned by a Rating Agency at the time of purchase or in unrated investments deemed by the Adviser to be of comparable quality pursuant to guidelines approved by the Fund's Board of Directors. Debt securities may include a broad range of fixed and variable rate bonds, debentures, notes, and securities convertible into or exchangeable for common stock; dollar-denominated debt obligations of foreign issuers, including foreign corporations and governments; and first mortgage loans, income participation loans, participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. Government, its agencies or instrumentalities, CMOs and other mortgage-related securities, and other asset-backed securities. For further information regarding asset-backed securities, see "Other Applicable Policies -- Asset-Backed Securities" below. The Portfolio may invest up to 10% of its total assets at the time of purchase in dollar-denominated debt obligations of foreign issuers, either directly or through American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"), and up to 25% of its total assets at the time of purchase in non-mortgage asset-backed securities, respectively. See "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EDRs."



     The Government & Corporate Bond Portfolio may purchase debt securities which are rated at the time of purchase within the four highest rating categories assigned by one or more Rating Agencies or unrated debt securities (including convertible securities) which the Adviser believes present attractive opportunities and are of at least comparable quality to instruments so rated. The Portfolio's dollar-weighted average portfolio quality is expected to be at least "A" or higher. Securities rated in the lowest of the above four rating categories have speculative characteristics, even though they are of investment-grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. Such securities will be purchased (and retained) only when the Adviser believes the issuers have an adequate capacity to pay interest and repay principal. (For a description of the rating categories of Rating Agencies, see Appendix A to the Statement of Additional Information.) In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. The Portfolio seeks to provide a current yield greater than that generally available from money market instruments.



     The Government & Corporate Bond Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Short-term obligations include, but are not limited to, commercial paper, bankers' acceptances, certificates of deposit, demand and time deposits of domestic and foreign banks and savings and loan associations, repurchase agreements and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

THE EQUITY INCOME PORTFOLIO


     The Equity Income Portfolio's investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation. In pursuing its investment objective, the Portfolio intends to invest, under normal market and economic conditions, substantially all of its assets in common stock, preferred stock, rights, warrants, and securities convertible into common stock. The Adviser will select stocks based on a number of quantitative factors, including dividend yield, current and future earnings potential compared to stock prices, total return potential and other measures of value, such as cash flow, asset value or book value, if appropriate. Stocks purchased for the Portfolio generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market. A convertible security may be purchased for the Portfolio when, in the Adviser's opinion, the price and yield of the convertible security is favorable as compared to the price and yield of the common stock. The stocks or securities in which the Portfolio invests may be expected to produce an above average level of income (as measured by the Standard & Poor's 500 Composite Stock Price Index). Under normal market and economic conditions, at least 65% of the Portfolio's total assets will be invested in income-producing equity securities.


     The Portfolio may invest indirectly in foreign securities through the purchase of ADRs and EDRs, but will not do so if, immediately after and as a result of the purchase, the value of ADRs and EDRs would exceed 15% of the Portfolio's total assets. For further information, see "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EDRs".



     The Portfolio reserves the right to hold as a temporary defensive measure during abnormal market or economic conditions up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, such abnormal market or economic conditions warrant. See "The Intermediate Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest and the applicable limitations with respect to such investments.



THE EQUITY INDEX PORTFOLIO


     The investment objective of the Equity Index Portfolio is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

     Like the Bond Index Portfolio, the Equity Index Portfolio is not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Instead, the Portfolio uses an investment strategy called "indexing" whereby it seeks to approximate the investment performance of the market segment comprised of U.S. publicly traded common stocks with large stock market capitalizations, as represented by the S&P 500, through the use of sophisticated computer models to determine which securities should be purchased or sold, while keeping transaction and administrative costs to a minimum. The Portfolio will invest substantially all of its total assets in securities listed in the S&P 500. The Adviser generally selects securities for the Portfolio on the basis of their weightings in the S&P 500 and will only purchase a security for the Portfolio that is included in the S&P 500 at the time of such purchase. The Portfolio should exhibit price volatility similar to that of the S&P 500. For further information, see "Other Investment Policies -- The Indexing Approach" below and the Statement of Additional Information under "Investment Objectives and Policies -- The Indexing Approach."

     With respect to the remaining portion of its total assets, the Portfolio has the ability to hold temporary cash balances which may be invested in U.S. Government obligations and money market instruments. See "The Intermediate Corporate Bond Portfolio" above for a description of the money market instruments in which the Portfolio may invest and the applicable limitations with respect to such investments. If appropriate, the Portfolio may use options, futures contracts and depository receipts to hedge its positions or for other permissible purposes. The Portfolio also may enter into reverse repurchase agreements and lend its portfolio securities.


     The S&P 500. The S&P 500 is composed of approximately 500 common stocks, most of which are listed on the New York Stock Exchange. S&P chooses the stocks for the S&P 500 on a statistical basis. As of December 31, 1997 the stocks in the S&P 500 have an average market capitalization of $7.784 trillion and account for approximately 70% of the total market value of all U.S. common stocks. Normally, the Equity Index Portfolio will hold all 500 stocks in the S&P 500 and will hold each stock in approximately the same percentage as that stock represents in the S&P 500. Under certain circumstances, the Portfolio may not hold all 500 stocks in the S&P 500, for example because of changes in the S&P 500, or as a result of shareholder activity in the Portfolio. The Portfolio will rebalance its holdings monthly to reflect changes in the S&P 500. "Market capitalization" for a company is the market price per share of stock multiplied by the number of shares outstanding. The Adviser believes that the S&P 500 is an appropriate benchmark for the Portfolio because it is diversified, it is familiar to many investors and it is widely accepted as a reference for common stock investments.



THE GROWTH & INCOME EQUITY PORTFOLIO



     The Growth & Income Equity Portfolio's investment objective is to provide long-term capital growth, with income a secondary consideration. In pursuing its investment objective, the Portfolio normally invests substantially all of its assets in common stock, preferred stock, rights, warrants and securities convertible into common stock. The Adviser selects stocks based on a number of factors, including historical and projected earnings, growth and asset value, earnings compared to stock prices generally (as measured by the S&P 500, and consistency of earnings growth and earnings quality. Stocks purchased for the Portfolio generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market. A convertible security may be purchased for the Portfolio when, in the Adviser's opinion, the price and yield of the convertible security is favorable compared to the price and yield of the common stock. The stocks or securities in which the Portfolio invests may be expected to produce some income but income is not a major criterion in their selection.



     The Growth & Income Equity Portfolio may invest indirectly in foreign securities through the purchase of ADRs and EDRs but will not do so if, immediately after and as a result of the purchase, the value of ADRs and EDRs would exceed 15% of the Portfolio's total assets. For further information, see "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EDRs." The Portfolio may also invest in Canadian securities listed on a national securities exchange.



     The Growth & Income Equity Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. See "The Government & Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest.



THE GROWTH EQUITY PORTFOLIO


     The Growth Equity Portfolio's investment objective is capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in equity securities of companies selected on the basis of assessment of earnings and the risk and volatility of each company's business. Other factors, such as product position or market share, will also be considered by the Adviser.

     The Growth Equity Portfolio invests primarily in equity securities of companies selected by the Adviser on the basis of traditional research techniques. The equity securities in which the Portfolio invests are primarily those of middle to large capitalization issuers whose shares are listed on the New York and American Stock Exchanges and Nasdaq. Company earnings are the primary consideration in selecting portfolio securities. The Portfolio may invest in common stocks, preferred stocks, convertible securities, corporate bonds, debentures, notes, warrants, and put and call options on stocks, although normally it will invest at least 65% of its total assets in equity securities, including common stocks. Debt obligations purchased by the Portfolio may include variable and floating rate instruments, including variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. See "The Money Market Portfolio" above for a description of certain risks in investing in variable and floating rate obligations. Debt obligations in which the Portfolio invests will be rated at the time of purchase in one of the four to highest rating categories assigned by one or more Rating Agencies or, if unrated, will deemed to be of comparable quality by the Adviser. Securities that are rated in the lowest of the four highest rating categories have speculative characteristics, even though they are of investment grade quality, and changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated securities. Downgrades will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If it is determined not to be an acceptable investment, the security will be sold. The applicable ratings categories of Rating Agencies are described in Appendix A to the Statement of Additional Information.



     The Growth Equity Portfolio may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depository receipts, such as ADRs. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Portfolio will not invest in the securities of a foreign issuer if any such risk appears to the Adviser to be substantial. The Portfolio may not invest more than 5% of its total assets in securities of foreign issuers. For further information on the risks of foreign securities, see "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EDRs."


     In such proportions as, in the judgment of the Adviser, prevailing market conditions warrant, the Growth Equity Portfolio may, for temporary defensive purposes, invest in short-term money market instruments, securities issued and/or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements. See "The Intermediate Corporate Bond Portfolio" above for further information on the types of short-term obligations in which the Portfolio may invest.


THE SMALL CAP EQUITY PORTFOLIO



     The Small Cap Equity Portfolio's investment objective is capital appreciation. Current income is an incidental consideration in the selection of portfolio securities. In pursuing its investment objective, the Portfolio normally invests at least 65% of its total assets in common stock of emerging or established small- to medium-sized companies with above-average potential for price appreciation. The market capitalization of the issuers of securities purchased by the Portfolio will normally range from $100 million to $2 billion at the time of purchase. The Portfolio may invest in preferred stock, rights, warrants, and securities convertible into common stock. It may invest a portion of its assets in established larger companies that, in the opinion of the Adviser, offer improved growth possibilities because of rejuvenated management, product changes, or other developments that might stimulate earnings or asset growth, or in companies that seem undervalued relative to their underlying assets. The Portfolio does not intend to invest more than 5% of the value of its total assets in the securities of unseasoned companies, that is, companies (or their predecessors) with less than three years' continuous operation.



     The Small Cap Equity Portfolio may also invest a portion of its assets in smaller companies that have limited specialized product lines, markets or financial resources, or are dependent upon one-person management. The securities of such smaller companies may have limited marketability, may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general, and may involve greater risk than is customarily associated with more established companies. To qualify for investment by the Portfolio, however, a company will be expected to have, in the opinion of the Adviser, above-average possibilities for capital appreciation (when compared with the average appreciation of companies whose securities are included in the S&P 500).


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     The Small Cap Equity Portfolio uses a research intensive approach and valuation techniques that emphasize earnings and asset growth. The Adviser selects stocks based on a number of factors, including historical and projected earnings, asset value, potential for price appreciation and earnings growth, and quality of products manufactured and/or services offered. Stocks purchased for the Portfolio may be listed on a national securities exchange or may be unlisted securities with or without an established over-the-counter market. The Portfolio may also invest in initial public offerings of new companies that demonstrate the potential for price appreciation. A convertible security may be purchased for the Portfolio when, in the Adviser's opinion, the price of the convertible security is favorable compared to the price of the common stock. In general, the Portfolio's stocks and other securities will be diversified over a number of industry groups in an effort to reduce the risks inherent in such investments.


     The Small Cap Equity Portfolio may invest indirectly in foreign securities through the purchase of such obligations as ADRs and EDRs but will not do so if, immediately after and as a result of the purchase, the value of ADRs and EDRs would exceed 25% of the Portfolio's total assets. For further information, see "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below, and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EDRs." The Portfolio may also invest in securities issued by Canadian corporations and Canadian counterparts of U.S. corporations, which may or may not be listed on a national securities exchange or traded in over-the-counter markets.



     The Small Cap Equity Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. See "The Government & Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest.



THE SMALL CAP EQUITY INDEX PORTFOLIO


     The investment objective of the Small Cap Equity Index Portfolio is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. common stocks with smaller stock market capitalizations as represented by the S&P SmallCap 600.

     Like the Bond Index and Equity Index Portfolios, the Small Cap Equity Index Portfolio is not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Instead, the Portfolio uses an investment strategy called "indexing", whereby it seeks to approximate the investment performance of the market segment comprised of U.S. common stocks with smaller stock market capitalizations as represented by the S&P SmallCap 600, through the use of sophisticated computer models to determine which stocks should be purchased or sold, while keeping transaction and administrative costs to a minimum. The Portfolio will invest substantially all but no less than 80% of its total assets in securities listed on the S&P SmallCap 600. The Adviser generally selects securities for the Portfolio on the basis of their weightings in the S&P SmallCap 600. The Portfolio will only purchase a common stock that is included in the S&P SmallCap 600 at the time of such purchase. The Portfolio should exhibit price volatility similar to that of the S&P SmallCap 600. For further information, see "Other Investment Policies -- The Indexing Approach" below and the Statement of Additional Information under "Investment Objectives and Policies -- The Indexing Approach."

     With respect to the remaining portion of its total assets, the Portfolio has the ability to hold temporary cash balances which may be invested in U.S. Government obligations and money market instruments, including variable and floating rate instruments such as master demand notes. See "The Intermediate Corporate Bond Portfolio" above for a description of the money market instruments in which the Portfolio may invest and the applicable limitations with respect to such instruments. See "The Money Market Portfolio" above for a description of certain risks in investing in variable and floating rate

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obligations. If appropriate, the Portfolio may use options, futures contracts and depository receipts to hedge its positions or for other permissible purposes. The Portfolio also may enter into repurchase and reverse repurchase agreements and lend its portfolio securities.


     The S&P SmallCap 600. The S&P SmallCap 600 is composed of approximately 600 common stocks. These companies are chosen to be a part of the S&P SmallCap 600 based upon their market size, liquidity and industry group representation. As of December 31, 1997, stocks in the S&P SmallCap 600 had a market capitalization of $1.985 billion. To be included in the S&P SmallCap 600, stock selections are also screened by S&P for trading volume, ownership concentration, share price and bid/ask spreads. Normally, the Portfolio will hold all 600 stocks in the S&P SmallCap 600 and will hold each stock in approximately the same percentage as that stock represents in the S&P SmallCap 600. Under certain circumstances, the Portfolio may not hold all 600 stocks in the S&P SmallCap 600, for example because of changes in the S&P SmallCap 600, or as a result of shareholder activity in the Portfolio. The Portfolio will rebalance its holdings periodically to reflect changes in the S&P SmallCap 600. "Market capitalization" for a company is the market price per share of stock multiplied by the number of shares outstanding. The Adviser believes that the S&P SmallCap 600 is an appropriate benchmark for the Portfolio because it represents a diversified array of small capitalization companies, it is familiar to many investors and it is widely accepted as a reference for small capitalization common stock investments.



     The S&P SmallCap 600 Index has above-average risk and may fluctuate more than the S&P 500 Stock Price Index, which invests in stocks of larger, more established companies. Small capitalization companies may be subject to more abrupt or erratic price movements than the stocks of larger, established companies or the stock market as a whole. Among the reasons for this greater price volatility are the less than certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such stocks and the greater exposure of small capitalization companies to changing economic conditions. In addition, such companies often have limited product lines, smaller markets or fewer financial resources. Because of the risks associated with investing in the small companies that comprise the S&P SmallCap 600, shareholders should consider an investment in the Small Cap Equity Index Portfolio to be long-term. The Portfolio is not designed to provide investors with a means to speculate on short-term movements in the stock market.



THE INTERNATIONAL EQUITY PORTFOLIO



     The International Equity Portfolio's investment objective is to provide capital growth consistent with reasonable investment risk. The Portfolio seeks to achieve this objective by investing principally in foreign equity securities, most of which will be denominated in foreign currencies. During normal market conditions, the Portfolio will invest substantially all of its assets in securities of companies which derive more than 50% of their gross revenues from, or have more than 50% of their assets outside, the United States. Additionally, under normal market conditions, the Portfolio will invest in equity securities from at least three different countries (excluding the United States). However, the Portfolio may invest all of its assets in a single country during temporary defensive periods.



     The International Equity Portfolio expects to invest at least 50% of its assets in securities of companies located either in developed countries in Western Europe or in Japan, although it may also purchase securities of companies located in other developed countries and developing countries. For further information, see "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below.


     By investing in foreign securities, the International Equity Portfolio will attempt to take advantage of differences between economic trends and the performance of securities markets in various countries, regions and geographic areas. The Portfolio will achieve diversification by investing in securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The multinational character of the Portfolio's investments should reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course,

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


negative movement by the Portfolio's investments in one foreign market may offset gains from the Portfolio's investments in another market.



     Equity securities in which the International Equity Portfolio may invest include common stock, preferred stock, rights, warrants and securities convertible into common stock. A convertible security may be purchased for the Portfolio when, in the Adviser's or Sub-Adviser's opinion, the price and yield of the convertible security is favorable as compared to the price and yield of the common stock.


     During temporary defensive periods, when deemed necessary by the Adviser or Sub-Adviser, the International Equity Portfolio may invest up to 100% of its assets in U.S. Government obligations or debt obligations of companies incorporated and having their principal business activities in the United States. The Portfolio does not intend to invest in such securities for the purpose of meeting its investment objective.

     The International Equity Portfolio may also invest, without limitation, in foreign securities through the purchase of ADRs and EDRs. For further information, see "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EDRs."


     The International Equity Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser or Sub-Adviser, prevailing market or economic conditions warrant. See "The Government & Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest.


     Although investing in any mutual fund has certain inherent risks, an investment in the International Equity Portfolio may have even greater risks than investments in most other types of mutual funds. The Portfolio is not a complete investment program, and it may not be appropriate for investors who cannot financially bear the loss of at least a significant portion of their investment. The Portfolio's net asset value per Share is subject to rapid and substantial changes because greater risk is assumed in seeking the Portfolio's objective. See "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below.


THE BALANCED PORTFOLIO



     The Balanced Portfolio's investment objective is to maximize total return through a combination of growth of capital and current income consistent with the preservation of capital. The Portfolio seeks to achieve its objective by using a disciplined approach of allocating assets primarily among three major asset groups, i.e. equity securities, fixed income securities and cash equivalents. In pursuing the Portfolio's investment objective, the Adviser allocates the Portfolio's assets based upon its evaluation of the relative attractiveness of the major asset groups. In an effort to better quantify the relative attractiveness of the major asset groups over a one- to three-year period of time, the Adviser has incorporated into its asset allocation decision-making process several dynamic computer models which it has created. The purpose of these models is to show the statistical impact of the Adviser's economic outlook upon the future returns of each asset group. The models are especially sensitive to the forecasts for inflation, interest rates and long-term corporate earnings growth. Investment returns are normally heavily impacted by such variables and their expected changes over time. Therefore, the Adviser's method attempts to take advantage of changing economic conditions by increasing or decreasing the ratio of stocks to bonds in the Portfolio. For example, if the Adviser expected more rapid economic growth leading to better corporate earnings, it would increase the Portfolio's holdings of equity securities and reduce its holdings of fixed income securities and cash equivalents.


     Under normal market conditions, the Balanced Portfolio's policy is generally to invest at least 25% of the value of its total assets in fixed income securities and no more than 75% in equity securities. The actual percentage of assets invested in equity securities, fixed income securities and cash equivalents

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

will vary from time to time, depending on the judgment of the Adviser as to general market and economic conditions, trends and yields, interest rates and fiscal and monetary developments.

     The equity securities in which the Balanced Portfolio normally invests include common stock, preferred stock, rights, warrants and securities convertible into common or preferred stock. For further information regarding these instruments, see "The Equity Income Portfolio" and "The Growth & Income Equity Portfolio" above.


     The fixed income securities in which the Balanced Portfolio invests include U.S. Government securities or other fixed income and related debt securities rated in one of the four highest rating categories assigned by one or more Rating Agencies at the time of purchase or in unrated securities deemed by the Adviser to be of comparable quality pursuant to guidelines approved by the Fund's Board of Directors. For further information regarding these instruments, see "The Government & Corporate Bond Portfolio" above.


     The Balanced Portfolio may purchase asset-backed securities. For further information regarding these instruments, see "Other Applicable
Policies -- Asset-Backed Securities" below.


     The Balanced Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. See "The Government & Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest.



RISK FACTORS



     MARKET RISK. The Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index and International Equity Portfolios invest primarily, and the Balanced Portfolio invests to a significant degree, in equity securities. As with other mutual funds that invest primarily or to a significant degree in equity securities, these Portfolios are subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time and both the U.S. and certain foreign equity markets tend to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. As of the date of this Prospectus, U.S. stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.


     INTEREST RATE RISK. Generally, the market value of fixed income securities held by the Portfolios can be expected to vary inversely to changes in prevailing interest rates. During periods of declining interest rates, the market value of investment portfolios comprised primarily of fixed income securities will tend to increase, and during periods of rising interest rates, the market value will tend to decrease. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also offset the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not offset cash income from such securities but will be reflected in a Portfolio's net asset value.

     RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES. Investments in securities of foreign issuers, whether made directly or indirectly, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

     There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting

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

standards and requirements comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the United States. In the event of a default by the issuer of a foreign security, it may be more difficult to obtain or enforce a judgment against such issuer than it would be against a domestic issuer. In addition, foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certain of the risks associated with international investments are heightened with respect to investments in developing countries. The risks of expropriation, nationalization and social, political and economic instability are greater in those countries than in more developed capital markets. In addition, developing countries may have economies based on only a few industries and small securities markets with a low volume of trading. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the International Equity Portfolio and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

     Certain countries may also impose restrictions on the International Equity Portfolio's ability to repatriate investment income or capital. Even when there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the International Equity Portfolio.

     Governments of many developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government may own or control many companies, including the largest company or companies. As such, government actions in the future could have a significant effect on economic conditions in these countries, affecting private sector companies, the International Equity Portfolio and the value of its portfolio securities.

     Since the International Equity Portfolio will invest substantially in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the International Equity Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets and the regulatory control of the exchanges on which the currencies trade. These forces are themselves affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Costs are incurred in connection with conversions between various currencies.

     The expense ratio of the International Equity Portfolio can be expected to be higher than that of funds investing in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

     Interest and dividends payable on the International Equity Portfolio's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax provisions, they may reduce the net return to the Portfolio's shareholders. For further information, see "Taxes."

     In addition to the International Equity Portfolio, other Portfolios may be subject to certain of the risks described above in connection with investment in foreign securities.

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OTHER APPLICABLE POLICIES


     The investment policies described in this Prospectus are among those which one or more of the Portfolios have the ability to utilize. Some of these policies may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular policy, method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

     U.S. GOVERNMENT OBLIGATIONS. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of a Portfolio. Certain U.S. Government securities held by the Treasury Money Market or Money Market Portfolios may have remaining maturities exceeding thirteen months if such securities provide for adjustments in their interest rates no less frequently than every thirteen months. Examples of the types of U.S. Government obligations that may be held by the Portfolios, subject to their respective investment objectives and policies, include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, FNMA, FHLMC, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Resolution Trust Corporation, and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. There is no assurance that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

     STRIPPED GOVERNMENT SECURITIES. To the extent consistent with their respective investment policies, each Portfolio may invest in bills, notes and bonds (including zero coupon bonds) issued by the U.S. Treasury. In addition, each Portfolio (except the Growth Equity, Equity Index and Small Cap Equity Index Portfolios) may also invest in "stripped" U.S. Treasury obligations offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program or other stripped securities issued directly by agencies or instrumentalities of the U.S. Government (and, with respect to the Treasury Money Market Portfolio only, that are also guaranteed as to principal and interest by the U.S. Government). STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. Government that clear through the Federal Reserve System. The Money Market, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Growth & Income Equity, Small Cap Equity and Balanced Portfolios may also purchase U.S. Treasury and agency securities that are stripped by brokerage firms and custodian banks and sold under proprietary names. These stripped securities are resold in custodial receipt programs with a number of different names (such as TIGRs and CATS) and are not considered U.S. Government securities for purposes of the 1940 Act.

     Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Adviser will consider the liquidity needs of a Portfolio when any investments in zero coupon obligations or other principal-only obligations are made.


     REPURCHASE AGREEMENTS. Under certain circumstances described above and subject to their respective investment policies, each Portfolio may agree to purchase U.S. Government securities from financial institutions such as banks and broker-dealers, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price ("repurchase agreements"). A Portfolio will enter into repurchase agreements only with financial institutions such as banks and broker-dealers that the


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

Adviser or Sub-Adviser believes to be creditworthy. During the term of any repurchase agreement, the Adviser or Sub-Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price (including accrued interest). Default by a seller could expose a Portfolio to possible loss because of adverse market action or possible delay in disposing of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Although no Portfolio presently intends to enter into repurchase agreements providing for settlement in more than seven days, each Portfolio does have the authority to do so subject to its limitation on the purchase of illiquid securities described below. Repurchase agreements are considered to be loans under the 1940 Act. The income on repurchase agreements is taxable. See "Taxes" below.

     REVERSE REPURCHASE AGREEMENTS. Subject to their investment policies, each Portfolio (except the Treasury Money Market Portfolio) may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with their respective investment limitations below. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at an agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price which the Portfolio is obligated to pay. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.

     SECURITIES LENDING. To increase return or offset expenses, each Portfolio may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, or its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank that has at least $1.5 billion in total assets, or any combination thereof. The collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Portfolio. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. In accordance with current SEC policies, each Portfolio is currently limiting its securities lending to 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. Loans are subject to termination by a Portfolio or a borrower at any time.

     SECURITIES OF OTHER INVESTMENT COMPANIES. Under certain circumstances described above and subject to their respective investment policies and limitations, each Portfolio may invest in securities issued by other investment companies, limited with respect to each Portfolio other than the Growth Equity Portfolio to investment companies which determine their net asset value per Share based on the amortized cost or penny-rounding method and which invest in securities in which the Portfolio is permitted to invest. Each Portfolio may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition on a Portfolio investing more than 10% of the value of its total assets in such securities. Investments in other investment companies will cause a Portfolio (and, indirectly, the Portfolio's shareholders) to bear proportionately the cost incurred in connection with the operations of such other investment companies. In addition, investment companies in which a Portfolio may invest may impose a sales or distribution charge in connection with the purchase or redemption of their shares as well as other types of commissions or charges. Such charges will be payable by a Portfolio and, therefore, will be borne indirectly by its shareholders. See the Statement of Additional Information under "Investment Objectives and Policies -- Securities of Other Investment Companies." The income on securities of other investment companies may be taxable to investors at the state or local level. See "Taxes" below.


     WHEN-ISSUED PURCHASES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS. Each Portfolio may purchase securities on a "when-issued" basis and, except for the Growth Equity Portfolio, may


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


purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Portfolio to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit a Portfolio to lock-in a price or yield on a security, regardless of future changes in interest rates. Additionally, the Growth Equity Portfolio may purchase or sell securities on a "delayed settlement" basis. This refers to a transaction in the secondary market that will settle some time in the future. When-issued purchases, forward commitments and delayed settlement transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date. Each Portfolio expects that these transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. No Portfolio intends to engage in such transactions for speculative purposes but only for the purpose of acquiring portfolio securities.


     OPTIONS. Each of the Equity and Bond Portfolios may purchase put options and each Portfolio (except the Growth Equity Portfolio) may purchase call options. Except as described below with respect to the Growth Equity Portfolio, such options will be listed on a national securities exchange and issued by the Options Clearing Corporation. Each Portfolio other than the Growth Equity Portfolio will limit the purchase of options to an amount not exceeding 10% of the value of its net assets. Such options may relate to particular securities or, with respect to each Portfolio other than the Growth Equity Portfolio, to various stock or bond indices. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the option writer. Such transactions will be entered into only as a hedge against fluctuations in the value of securities which a Portfolio holds or intends to purchase.

     Each of the Equity and Bond Portfolios may also write covered call options. A covered call option is an option to acquire a security that a Portfolio owns or has the right to acquire during the option period. Except as described below with respect to the Growth Equity Portfolio, such options will be listed on a national securities exchange and issued by the Options Clearing Corporation.


     The Growth Equity Portfolio may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by such Portfolio are not traded on a National securities exchange. Over-the-counter options are two-party contracts with price and terms negotiated between the buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation such as the Options Clearing Corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.


     The International Equity Portfolio may write covered call options, buy put options, buy call options and write secured put options for hedging (or cross-hedging) purposes or for the purpose of earning additional income. Such options may relate to particular securities, foreign or domestic stock or bond indices, financial instruments or foreign currencies; may or may not be listed on a domestic or foreign securities exchange; and may or may not be issued by the Options Clearing Corporation. The International Equity Portfolio will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by the Adviser or Sub-Adviser. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options. The International Equity Portfolio will not purchase put and call options in an amount that exceeds 10% of its net assets at the time of purchase.

     The aggregate value of the securities subject to covered call options written by a Portfolio will not exceed 25% of the value of its net assets. In order to close out an option position, a Portfolio may enter into a "closing purchase transaction" -- the purchase of a covered call option on the same security with the same exercise price and expiration date as the option which the Portfolio previously wrote. By writing a covered call option, a Portfolio forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit and it is not able to sell the underlying security until the option expires, is exercised, or the Portfolio effects a closing purchase transaction by purchasing an option of the same series. The use of covered call options will not be a primary investment technique of any Portfolio. For additional information relating to option trading practices, including particular risks, see the Statement of Additional Information and Appendix B thereof.

     FOREIGN CURRENCY PUT OPTIONS. The International Equity Portfolio may purchase foreign currency put options on U.S. exchanges or U.S. over-the-counter markets. A put option gives the Portfolio, upon payment of a premium, the right to sell a currency at the exercise price until the expiration of the option and serves to insure against adverse currency price movements in the underlying portfolio assets denominated in that currency.

     UNLISTED CURRENCY OPTIONS. The International Equity Portfolio may purchase unlisted currency options. A number of major investment firms trade unlisted options which are more flexible than exchange listed options with respect to strike price and maturity date. These unlisted options generally are available on a wider range of currencies. Unlisted foreign currency options are generally less liquid than listed options and involve the credit risk associated with the individual issuer. They will be deemed to be illiquid for purposes of the limitation on investments in illiquid securities.

     WRITING FOREIGN CURRENCY CALL OPTIONS. A call option written by the International Equity Portfolio gives the purchaser, upon payment of a premium, the right to purchase from the International Equity Fund a currency at the exercise price until the expiration of the option.

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the International Equity Portfolio may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Portfolio may from time to time enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolio may enter into currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward currency contracts to purchase or sell foreign currencies.

     A forward foreign currency contract is an obligation by the International Equity Portfolio to purchase or sell a specific currency at a future date at a price set at the time of the contract. In this respect, forward currency contracts are similar to foreign currency futures contracts described below; however, unlike futures contracts, which are traded on recognized commodities exchanges, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

     The International Equity Portfolio may use forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. The use of such forward contracts is limited to hedging against movements in the value of foreign currencies relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Portfolio will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of the Portfolio's assets but will be employed as necessary to correspond to particular transactions or positions. The Portfolio may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated in, quoted in, or currently convertible into that particular currency. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities decline, but forward foreign currency exchange contracts do allow the Portfolio to establish a rate of exchange for a future point in time.

     FUTURES CONTRACTS AND RELATED OPTIONS. The U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index and Balanced Portfolios may invest in futures contracts and options on futures contracts to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the SEC. The International Equity Portfolio may invest in interest rate futures contracts, options on futures contracts and other types of financial futures contracts (such as foreign currency contracts), as well as any index or foreign market futures which are available in recognized exchanges or in other established financial markets to the extent permitted by the CFTC and the SEC. Such transactions, including stock or bond index futures contracts, or options thereon, act as a hedge to protect a Portfolio from fluctuations in the value of its securities caused by anticipated changes in interest rate or market conditions without necessarily buying or selling the securities or, with respect to the Bond Index, Equity Index and SmallCap Equity Index Portfolios, can be used to simulate full investment in the Lehman Aggregate, S&P 500 or S&P Small Cap 600, respectively, while retaining a cash balance for portfolio management purposes. Hedging is a specialized investment technique that entails skills different from other investment management. The Adviser (or Sub-Adviser) may also consider such transactions to be economically appropriate for the reduction of risk inherent in the ongoing management of a Portfolio. A stock or bond index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stock or bonds included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock or bond in the index is contemplated. Similarly, it may be in the best interest of a Portfolio to purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified fixed income securities.


     The purchase and sale of futures contracts or related options will not be a primary investment technique of any Portfolio. None of the Portfolios will purchase or sell futures contracts (or related options thereon) for hedging purposes if, immediately after purchase, the aggregate initial margin deposits and premiums paid by a Portfolio on its open futures and options positions exceeds 5% of the liquidation value of the Portfolio, after taking into account any unrealized profits and unrealized losses on any such futures or related options contracts into which it has entered. For a more detailed description of futures contracts and related options, see the Statement of Additional Information and Appendix B thereof.


     ASSET-BACKED SECURITIES. The U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond and Balanced Portfolios may purchase asset-backed securities (i.e., securities backed by mortgages, installment sale contracts, corporate receivables, credit card receivables or other assets) that are issued by entities such as GNMA, FNMA and FHLMC and private issuers such as commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks, and investment banks.


     Presently there are several types of mortgage-backed securities, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and CMOs, which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be subject to greater volatility and interest-rate risk than other types of mortgage-backed securities. The average life of asset-backed securities varies with the underlying instruments or assets and market conditions, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

     In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and the repossession of automobiles and other personal property upon the default of the debtor may be difficult or impracticable in some cases.

     DEPOSITORY RECEIPTS. The Bond Index, Equity Index and Small Cap Equity Index Portfolios may invest in receipts issued by banks or brokerage firms that are created by depositing securities listed in each Portfolio's respective index into a special account at a custodian bank. The custodian holds such securities for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. The Portfolios may invest in index-based depository receipts in lieu of investment in the actual securities that are listed in the respective indexes.

     THE INDEXING APPROACH. The Bond Index, Equity Index and Small Cap Equity Index Portfolios seek to approximate the investment performance of their respective market segments, as represented by their respective indexes, i.e. the Lehman Aggregate in the case of the Bond Index Portfolio, the S&P 500 in the case of the Equity Index Portfolio and the S&P SmallCap 600 in the case of the Small Cap Equity Index Portfolio. While there can be no guarantee that a Portfolio's investment results will precisely match the results of its corresponding index, the Adviser believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Portfolios and their respective indexes. Each Portfolio will attempt to achieve a correlation between its performance and its respective index of at least 0.95 before deduction of operating expenses. A correlation of 1.00 would indicate a perfect correlation, which would be achieved when a Portfolio's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in its respective index. Each Portfolio's ability to correlate its performance with its respective index, however, may be affected by, among other things, transaction costs, changes in securities markets, the manner in which S&P or Lehman Brothers, Inc. ("Lehman") calculate their respective indexes, and the timing of purchases and redemptions. The Adviser monitors the correlation of the performance of the Portfolios in relation to their indexes under the supervision of the Board of Directors. In the unlikely event that a high correlation is not achieved, the Board of Directors will take appropriate steps to correct the reason for the lower correlation.

     THE INCLUSION OF A SECURITY IN ANY OF THE PORTFOLIOS' INDEXES IN NO WAY IMPLIES AN OPINION BY S&P OR LEHMAN AS TO ITS ATTRACTIVENESS AS AN INVESTMENT. S&P AND LEHMAN ARE NOT SPONSORS OF, OR IN ANY WAY AFFILIATED WITH, THE PORTFOLIOS.

     The Adviser believes that the indexing approach should involve less portfolio turnover, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. Ordinarily, a Portfolio will buy or sell securities only to reflect changes in an index (including mergers or changes in the composition of an index) or to accommodate cash flows into and out of the Portfolio. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of a Portfolio and that of its respective index, may cause the return of a Portfolio to be lower than the return of its respective index. The Portfolios may invest in less than all of the securities included in their respective indexes, which may result in a return that does not correspond with that of the indexes, after taking expenses into account.

     ILLIQUID SECURITIES. A Portfolio will not invest more than 15% (10% for each of the Money Market Portfolios) of the value of its net assets in illiquid securities. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that may be purchased by institutional buyers pursuant to SEC Rule 144A are subject to the applicable limit (unless the Adviser or Sub-Adviser, pursuant to guidelines established by the Board of Directors, determines that a liquid market exists). Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for the resale of certain securities to qualified institutional buyers. The purchase of securities which can be sold under Rule 144A could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities.

     PORTFOLIO TURNOVER AND TRANSACTIONS. Although the Equity and Bond Portfolios will not normally engage in short-term trading, each Portfolio (except the Bond Index, Equity Index and Small Cap Equity Index Portfolios) reserves the right to do so if the Adviser (or Sub-Adviser) believes that selling a particular security is appropriate in light of the Portfolio's investment objective. Investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Portfolio involved and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains; distributions derived from such gains may be treated as ordinary income for federal income tax purposes. See "Taxes" in this Prospectus and the Statement of Additional Information.

     Although the Intermediate Corporate Bond, Bond Index, Equity Income, Equity Index and Small Cap Equity Index Portfolios cannot accurately predict their respective annual portfolio turnover rates, such rates are not expected to exceed 100%.

     All orders for transactions in securities or options on behalf of the Portfolios are placed by the Adviser (or Sub-Adviser) with broker-dealers that it selects. To the extent permitted by the 1940 Act and guidelines adopted by the Fund's Board of Directors, a Portfolio may utilize the Distributor or one or more of its affiliates as a broker in connection with the purchase or sale of securities when the Adviser believes the charge for the transaction does not exceed the usual and customary broker's commission.


INVESTMENT LIMITATIONS


     Except as otherwise noted, each Portfolio's investment policies discussed above are not fundamental and may be changed by the Fund's Board of Directors without shareholder approval. However, each Portfolio also has in place certain fundamental investment limitations, some of which are set forth below, which may be changed only by a vote of a majority of the outstanding Shares of a Portfolio. Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies."


THE TREASURY MONEY MARKET AND MONEY MARKET PORTFOLIOS


     A Portfolio may not:

          1. Make loans, except that a Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies, lend portfolio securities and enter into repurchase agreements with respect to securities (together with any cash collateral) that are consistent with the Portfolio's permitted investments and that equal at all times at least 100% of the value of the repurchase price.

          2. Borrow money or issue senior securities, except that a Portfolio may borrow from banks and the Money Market Portfolio may enter into reverse repurchase agreements, for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing. A Portfolio will not purchase securities while its borrowings (including reverse repurchase agreements) are outstanding.

          3. With respect to the Treasury Money Market Portfolio, purchase securities other than obligations of the U.S. Government, its agencies and instrumentalities, some of which may be subject to repurchase agreements, except that the Portfolio may purchase securities of other investment companies that seek to maintain a constant net asset value per Share and that are permitted themselves only to invest in securities which may be acquired by the Portfolio.

          4. With respect to the Money Market Portfolio, purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by domestic bank instruments or obligations of the U.S. Government, its agencies or instrumentalities;
     (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     In accordance with current regulations of the SEC, the Money Market Portfolio intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Portfolio's total assets at the time of purchase, provided that the Portfolio may invest up to 25% of its total assets in the securities of any one issuer for a period of up to three business days. This intention is not, however, a fundamental policy of the Money Market Portfolio. The Portfolio would have the ability to invest more than five percent of its assets in any one issuer in accordance with its fundamental policy only in the event that Rule 2a-7 of the 1940 Act is amended in the future.

THE U.S. GOVERNMENT SECURITIES, INTERMEDIATE CORPORATE BOND, BOND INDEX, GOVERNMENT & CORPORATE BOND, EQUITY INCOME, EQUITY INDEX, GROWTH & INCOME EQUITY, SMALL CAP EQUITY, SMALL CAP EQUITY INDEX, INTERNATIONAL EQUITY AND BALANCED PORTFOLIOS

     A Portfolio may not:

          1. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if, immediately after and as a result of such investments, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the Portfolio's total assets may be invested without regard to such limitations.

          2. Purchase any securities which would cause 25% or more of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided, however, that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry).

          3. Borrow money or issue senior securities, except that each Portfolio may borrow from banks and enter into reverse repurchase agreements for temporary defensive purposes in amounts not in excess of 10% of the Portfolio's total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the Portfolio's total assets at the time of such borrowing; or purchase securities while its borrowings exceed 5% of its total assets. A Portfolio's transactions in futures and related options (including the margin posted by a Portfolio in connection with such transactions), and securities held in escrow or separate accounts in connection with a Portfolio's investment practices described in this Prospectus or the Statement of Additional Information are not subject to this limitation.

          4. Make loans, except that each Portfolio may purchase or hold debt instruments, lend portfolio securities, enter into repurchase agreements and make other investments in accordance with its investment objective and policies.

          5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Portfolio's transactions in options, and futures contracts and related options, and (b) a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.


THE GROWTH EQUITY PORTFOLIO


     The Portfolio may not:

          1. With respect to 75% of the value of its total assets, purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. The Portfolio will not acquire more than 10% of the outstanding voting securities of any one issuer.

          2. Invest 25% or more of the value of its total assets in any one industry, provided, however, that the Portfolio may invest more than 25% of the value of its total assets in cash or certain money market instruments (including instruments issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities.

          3. Issue senior securities, except that the Portfolio may borrow money directly or indirectly through reverse repurchase agreements in amounts up to one-third the value of its total assets, including the amount borrowed, and except to the extent that the Portfolio may enter into futures contracts. The Portfolio will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of its portfolio by enabling the Portfolio to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Portfolio will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

     For purposes of the Growth Equity Portfolio's Investment Limitation No. 2 above, money market instruments shall include bankers' acceptances, negotiable certificates of deposit and negotiable time deposits of U.S. or foreign banks and savings and loan associations.

     Except with respect to the Growth Equity Portfolio's policy on borrowing money as set forth above in its Investment Limitation No. 3, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting solely from a change in the value of a Portfolio's portfolio securities will not constitute a violation of such limitation.


                               PRICING OF SHARES



THE MONEY MARKET PORTFOLIOS


     The Money Market Portfolios' respective net asset values per Share are determined by the Administrator as of 12:00 noon (Eastern time) and as of the close of regular trading hours on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) on each weekday, with the exception of those holidays on which the Exchange or the Federal Reserve Bank of St. Louis are closed (a "Business Day"). Currently one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day (observed).

     Each Portfolio's assets are valued based upon the amortized cost method. Although each Portfolio seeks to maintain its net asset value per Share at $1.00, there can be no assurance that the net asset value per Share will not vary. See the Statement of Additional Information under "Net Asset Value" for further information.


THE EQUITY AND BOND PORTFOLIOS


     The Equity and Bond Portfolios' respective net asset values per Share are determined by the Administrator as of the close of regular trading hours on the Exchange on each Business Day (currently 4:00 p.m. Eastern time).

     Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of market values when available. Securities for which there are no transactions are valued at the average of the current bid and asked prices. Other securities, including restricted and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser (or Sub-Adviser) under the supervision of the Board of Directors. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method. For further information about valuation of investments, see "Net Asset Value" in the Statement of Additional Information.


OTHER INFORMATION


     The public offering price for each class of Shares of a Portfolio is based upon net asset value per Share plus, in the case of Investor A Shares of each Portfolio except the Money Market Portfolios, a front-end sales charge. A class will calculate its net asset value per Share by adding the value of a Portfolio's investments, cash and other assets attributable to the class, subtracting the Portfolio's liabilities attributable to that class, and then dividing the result by the total number of Shares in the class that are outstanding. Because the operating expenses of Investor B Shares are higher than those associated with the other classes of Shares, the net asset value per Share of Investor B Shares of a Portfolio which declares its net investment income quarterly will generally be lower than the net asset value per Share of Trust, Institutional, Investor A or S Shares of the same Portfolio.

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


                       HOW TO PURCHASE AND REDEEM SHARES



PURCHASE OF SHARES



     Institutional Shares are sold to financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions (collectively "financial institutions") acting on behalf of discretionary and non-discretionary accounts for which they do not receive account-level asset-based management fees. Institutional Shares are sold to qualified purchasers without a sales charge imposed by the Fund or the Distributor. Generally, investors purchase Institutional Shares through a financial institution, which is responsible for transmitting purchase orders directly to the Fund.



     Purchases may be effected on Business Days when the Adviser, Distributor and Mercantile Bank (the Custodian) are open for business. The Fund reserves the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.


     Financial institutions placing orders directly or on behalf of their clients should contact the Fund at 1-800-452-4015. Investors may also call the Fund for information on how to purchase Shares.

     All shareholders of record will receive confirmations of Share purchases, exchanges and redemptions in the mail. An investor's Shares are held in the name of a financial institution that has entered into a servicing agreement with the Fund, and such financial institution is responsible for transmitting purchase, exchange and redemption orders to the Fund on a timely basis, recording all purchase, exchange and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners (or arranging for such services). Payment for orders which are not received or accepted will be returned after prompt inquiry to the transmitting financial institution.


PURCHASE OF SHARES -- THE MONEY MARKET PORTFOLIOS


     A purchase order received and accepted by the Fund by 12:00 noon (Eastern time) on a Business Day is effected at the net asset value per Share next determined after receipt of the order in good form if the Fund's Custodian has received payment in federal funds by 4:00 p.m. (Eastern time) that day. If such funds are not available for investment by 4:00 p.m. (Eastern time), the order will be cancelled. Purchase orders received after 12:00 noon (Eastern time) will be placed the following Business Day.


PURCHASE OF SHARES -- THE EQUITY AND BOND PORTFOLIOS


     If purchase orders are received in good form and accepted by the Fund prior to 4:00 p.m. (Eastern time) on any Business Day, Institutional Shares will be priced according to the net asset value per Share next determined on that day after receipt of the order. Immediately available funds must be received by the Custodian prior to 4:00 p.m. on the next Business Day following receipt of such order. If funds are not received by such date, the order will be cancelled, and notice thereof will be given to the financial institution placing the order.


EXCHANGES




     The exchange privilege enables shareholders to exchange Institutional Shares of a Portfolio for Institutional Shares of another Portfolio offered by the Fund. Exchanges for Institutional Shares in another Portfolio are effected without payment of any exchange or sales charges. The exchange privilege may be exercised only in those states where the class of Shares of such other Portfolios may legally be sold.

     The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. An investor may telephone an exchange request by calling his or her financial institution, which is responsible for transmitting such request to the Distributor. See "Other Exchange or Redemption Information" below.

An investor should consult the financial institution or the Distributor for further information regarding procedures for exchanging Shares.


REDEMPTION OF SHARES


     Redemption orders should be placed with or through the same financial institution that placed the original purchase order. Redemption orders are effected at a Portfolio's net asset value per share next determined after receipt of the order by the Fund. The financial institution is responsible for transmitting redemption orders to the Fund on a timely basis. A charge for sending redemption payments electronically may be imposed by the Fund. The Fund reserves the right to send redemption proceeds electronically within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect a Portfolio.

     A written request for redemption must be received by the Fund in order to honor the request. The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. An investor with questions or needing assistance should contact the financial institution servicing his or her account or the Distributor. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, investors are encouraged to follow the procedures described in "Other Exchange or Redemption Information" below.

     Neither the Fund nor its service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. If Share certificates are outstanding with respect to an account, the telephone redemption and exchange privilege is not available.


     Proceeds from redemptions of Shares of the MONEY MARKET PORTFOLIOS with respect to redemption orders received by the Fund before 12:00 noon (Eastern time) on a Business Day normally are sent electronically the same day to the financial institution that placed the redemption order in good form. Proceeds for redemption orders that are received after 12:00 noon (Eastern time) or on a non-Business Day normally are sent electronically to the financial institution on the next Business Day.



     Proceeds from redemptions of Shares of the EQUITY AND BOND PORTFOLIOS with respect to redemption orders received by the Fund before 4:00 p.m. (Eastern time) on a Business Day normally are sent electronically to the financial institution that placed the redemption order the next Business Day after the Distributor's receipt of the order.



OTHER PURCHASE, EXCHANGE AND REDEMPTION INFORMATION



     On a Business Day when the Exchange closes early due to a partial holiday or otherwise, the Fund reserves the right to advance the times at which purchase and redemption orders must be received in order to be processed on that Business Day.

     During periods of substantial economic or market change or activity, telephone redemptions or exchanges may be difficult to complete. In such event, Shares may be redeemed or exchanged by mailing the request directly to the financial institution through which the original Shares were purchased or directly to the Fund at P.O. Box 78069, St. Louis, Missouri 63178.

     At various times, the Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Fund may delay the forwarding of proceeds only until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by electronic transfer. The Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Fund may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

     A shareholder may be required to redeem Shares in a Portfolio upon 60 days' written notice if the balance in the shareholder's account drops below $500. The Fund will not require a shareholder to redeem Shares if the value of the shareholder's account drops below $500 due to fluctuations in net asset value.


                            YIELDS AND TOTAL RETURNS


     Yield and total return quotations are computed separately for Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares of a Portfolio. TOTAL RETURN AND YIELD FIGURES WILL FLUCTUATE, ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The methods used to compute each Portfolio's yields and total returns are described below and in the Statement of Additional Information.


THE MONEY MARKET PORTFOLIOS



     From time to time, performance information such as "yield" and "effective yield" for the Money Market Portfolios' Institutional Shares may be quoted in advertisements or in communications to shareholders. The "yield" quoted in advertisements refers to the income generated by an investment in such Shares of a Portfolio over a specified period (such as a seven-day period) identified in connection with the particular yield quotation. This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated for each such period over a 365-day or one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in such Shares of a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.



     In addition, the Treasury Money Market Portfolio's "state tax-equivalent yield" may also be quoted. The "state tax-equivalent yield" shows the level of taxable yield needed to produce an after-tax yield that is equivalent to a particular state's tax-exempt yield achieved by the Portfolio. The "state tax-equivalent yield" refers to the portion of income that is derived from interest income on direct obligations of the U.S. Government, its agencies or instrumentalities that qualifies for exemption from state income tax. The yield calculation assumes that 100% of the interest income is exempt from state income tax. The "state tax-equivalent yield" is computed by dividing the tax-exempt portion of the Portfolio's yield by a denominator consisting of one minus a stated income tax rate.



THE EQUITY AND BOND PORTFOLIOS


     From time to time, performance information such as total return and yield data for the Equity and Bond Portfolios' Institutional Shares may be quoted in advertisements or in communications to shareholders. The yield is computed based on the net income of such Shares in the particular Portfolio during a 30-day (or one-month) period identified in connection with the particular yield quotation. More specifically, the yield is computed by dividing the Portfolio's net income per Share during a 30-day (or one-month) period by the net asset value per Share on the last day of the period and annualizing the result.

     The Portfolios' total returns may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total returns with respect to Institutional Shares reflect the average annual percentage change in value of an investment in such Shares of the particular Portfolio over the particular measuring period. Aggregate total returns reflect the cumulative percentage change in value over the measuring period. Both methods of calculating total returns assume that dividends and capital gain distributions made by a Portfolio during the period are reinvested in the Portfolio's Institutional Shares. When considering average annual total return figures for periods longer than one year, it is important to note that a Portfolio's annual total return for any one year in the period might have been more or less than the average for the entire period.


INFORMATION APPLICABLE TO ALL PORTFOLIOS



     Performance data of the Portfolios' Institutional Shares may be compared to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lehman Brothers, Inc. or any of its affiliates, Ibbotson Associates, Inc., Lipper Analytical Services, Inc., Mutual Fund Forecaster and IBC MONEY FUND REPORT(R) published by IBC. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, U.S.A. Today, Fortune, CDA/Weisenberger, Morningstar, Inc. and publications of a local or regional nature. In addition to performance information, general information about the Portfolios that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.


     Performance quotations of a class of Shares in a Portfolio represent that Portfolio's past performance and should not be considered as representative of future results. Any account fees charged by Service Organizations (as described under "Management of The Fund -- Service Organizations") or other institutions will not be included in the calculations of a Portfolio's yields and total returns. Such fees, if any, will reduce the investor's net return on an investment in a Portfolio. Investors may call 1-800-452-4015 to obtain current yield and total return information.


                          DIVIDENDS AND DISTRIBUTIONS



THE TREASURY MONEY MARKET, MONEY MARKET, U.S. GOVERNMENT SECURITIES, INTERMEDIATE CORPORATE BOND, BOND INDEX AND GOVERNMENT & CORPORATE BOND PORTFOLIOS


     Dividends from net investment income of the Treasury Money Market, Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index and Government & Corporate Bond Portfolios are declared daily and paid monthly not later than five Business Days after the end of each month. Institutional Shares of the Treasury Money Market and Money Market Portfolios earn dividends from the day the purchase order is received by the Transfer Agent through the day before the redemption order for such Shares is received. Institutional Shares of the U.S. Government Securities, Intermediate Corporate Bond, Bond Index and Government & Corporate Bond Portfolios earn dividends from the day after the purchase order is received by the Transfer Agent through the day the redemption order for such Shares is received. Dividends on each Share of such Portfolios are determined in the same manner and are paid in the same amounts irrespective of class, except that a Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and a Portfolio's S Shares (other than the U.S. Government Securities, Intermediate Corporate Bond, Bond Index and Government & Corporate Bond Portfolios which do not offer S Shares), Investor A Shares and Investor B Shares (other than the Treasury Money Market,

Intermediate Corporate Bond and Bond Index Portfolios which do not offer Investor B Shares) bear all expenses of the respective Distribution and Services Plans adopted for such Shares. In addition, a Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. See "Management of the Fund" and "Other Information Concerning the Fund and Its Shares" below.


THE EQUITY INCOME, EQUITY INDEX, GROWTH & INCOME EQUITY, GROWTH EQUITY AND BALANCED PORTFOLIOS



     Net investment income for the Equity Income, Equity Index, Growth & Income Equity, Growth Equity and Balanced Portfolios is declared and paid monthly as a dividend to shareholders of record. Dividends on each Share of each of these Portfolios are determined in the same manner and are paid in the same amount, irrespective of class, except that a Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and a Portfolio's Investor A Shares and Investor B Shares (other than the Equity Index Portfolio which does not offer Investor B Shares) bear all expenses of the respective Distribution and Services Plans adopted for such Shares. In addition, a Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. See "Management of the Fund -- Administrative Services Plan" and "Other Information Concerning the Fund and Its Shares" below.



THE SMALL CAP EQUITY, SMALL CAP EQUITY INDEX AND INTERNATIONAL EQUITY PORTFOLIOS


     Net investment income for the Small Cap Equity, Small Cap Equity Index and International Equity Portfolios is declared and paid quarterly as a dividend to shareholders of record. Dividends on each Share of each of these Portfolios are determined in the same manner and paid in the same amount, irrespective of class, except that a Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and a Portfolio's Investor A Shares and Investor B Shares (other than the Small Cap Equity Index Portfolio which does not offer Investor B Shares) bear all expenses of the respective Distribution and Service Plans adopted for such Shares. In addition, a Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. See "Management of the Fund -- Administrative Services Plan" and "Other Information Concerning the Fund and Its Shares" below.


OTHER DIVIDEND AND DISTRIBUTION INFORMATION


     The Money Market Portfolios do not expect to realize capital gains. Net realized capital gains of a Portfolio, if any, are distributed at least annually. All dividends and distributions paid on a Portfolio's Shares are automatically reinvested in additional Shares of the same class unless the investor has (i) otherwise indicated in the account application, or (ii) redeemed all the Shares held in a Portfolio, in which case a distribution will be paid in cash. Reinvested dividends and distributions will be taxed in the same manner as those paid in cash.


                                     TAXES





FEDERAL TAXES


     Each Portfolio of the Fund intends to qualify as a "regulated investment company" for the current taxable year. It is intended that each Portfolio will continue to so qualify as long as such qualification is in the best interests of shareholders. A regulated investment company is generally exempt from federal income tax on amounts distributed to shareholders.

     Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a taxable year requires, among other things, that each Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its net exempt-interest income (if any). In general, a Portfolio's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain over net short-term capital loss, if any, for such taxable year. Each Portfolio intends to distribute as dividends substantially all of its investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to a Portfolio's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to an IRA are deferred under the Code.) In the case of the Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios, such dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the Portfolios from domestic corporations for the taxable year. Because all of the Treasury Money Market, Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index and Government & Corporate Bond Portfolios' net investment income is expected to be derived from earned interest, it is not expected that any distributions from such Portfolios will be eligible for the dividends received deduction.


     Substantially all of each Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. A Portfolio generally will have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such gains are received in cash or reinvested in additional Shares. Such long-term capital gain will be 20% or 28% rate gain, depending upon the Portfolio's holding period for the assets the rate gain of which generated the capital gain.

     An investor considering purchasing Shares of a Money Market Portfolio on or just before the record date of any capital gains distribution (or in the case of the Equity and Bond Portfolios, the record date of any dividend or capital gains distribution) should be aware that the amount of the forthcoming distribution, although in effect a return of capital, will be taxable.

     Dividends declared by a Portfolio in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year, if such dividends are actually paid during January of the following year.

     Each Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to backup withholding by the Internal Revenue Service for prior failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

     A taxable gain or loss may be realized by an investor upon redemption, transfer or exchange of Shares of the Equity and Bond Portfolios, depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange.

     Certain interest income and dividends earned by the International Equity Portfolio from foreign securities is expected to be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. The Portfolio may make this election. As a consequence, the amount of these foreign taxes paid by the Portfolio will be included in its shareholders' taxable income pro rata (in addition to taxable distributions actually received by them), and each shareholder may elect either (a) to credit his proportionate amount of such taxes against his U.S. federal income tax liabilities (subject to certain limitations), or (b) if he itemizes his deductions, to deduct such proportionate amounts from his U.S. taxable income.

STATE AND LOCAL TAXES


     Shareholders should note that dividends paid by a Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such income taxes.

     The Treasury Money Market Portfolio is structured to provide investors, to the extent permissible by federal and state law, with income that is exempt or excluded from taxation at the state and local level. Shareholders should note that many, but not all, states permit all or a portion of a regulated investment company's dividends which are derived from interest on U.S. Treasury obligations (and obligations of certain U.S. Government agencies)("Treasury Obligations") to be exempt or excluded from state and local taxation. In addition, only certain states allow dividends of a regulated investment company that are derived from dividends of other regulated investment companies investing directly in Treasury Obligations to be exempt or excluded from state and local taxation. Some states reduce a shareholder's allowable deductions by interest on debt incurred to carry obligations producing state tax-exempt interest and by other expenses related to such obligations. Income earned by the Portfolio from repurchase agreements generally is not exempt from state or local income tax. Shareholders should consult their own tax advisors about the status of distributions from the Treasury Money Market Portfolio under state and local law.


MISCELLANEOUS




     The foregoing summarizes some of the important federal and state tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal and, for the Treasury Money Market Portfolio, the state income tax consequences of distributions made each year.


                             MANAGEMENT OF THE FUND


     The Fund is managed under the direction of its Board of Directors. The Statement of Additional Information contains the names of and general background information concerning each director.


INVESTMENT ADVISER AND SUB-ADVISER


     Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to each Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is an indirect wholly-owned subsidiary of Mercantile. As of December 31, 1997, MVA had approximately $9.4 billion in assets under investment management, including the Fund's assets, which were approximately $3.9 billion. MVA also serves as investment adviser for the Fund's Tax-Exempt Money Market, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios.

     Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolios, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolios' securities and other investments, and directs the maintenance of each Portfolio's records relating to such purchases and sales.

     For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, with respect to the Treasury Money Market and Money Market Portfolios, at the annual rates of .40% of the first $1.5 billion of each such Portfolio's average daily net assets, .35% of the next $1.0 billion of net assets and .25% of net assets in excess of $2.5 billion, and with respect to the U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and

Balanced Portfolios, at the annual rates of .45%, .55%, .30%, .45%, .75%, .30%,
 .55%, .75%, .75%, .40%, 1.00% and .75%, respectively, of the average daily net assets of each Portfolio, respectively. For the fiscal year or period ended November 30, 1997, MVA received advisory fees (net of waivers) at the effective annual rates of .32%, .33%, .45%, .00%, .00%, .45%, .00%, .00%, .55%, .75%,
 .75%, .92% and .75% of the respective average daily net assets of the Treasury Money Market, Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, International Equity and Balanced Portfolios. The Small Cap Equity Index Portfolio had not commenced operations as of November 30, 1997.


     For the period October 1, 1996 through September 30, 1997, the Predecessor Growth Equity Portfolio paid MVA (or its predecessor) advisory fees at the effective annual rate of .75% of the Portfolio's average daily net assets pursuant to the investment advisory agreements then in effect.

     MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of one or more Portfolios available for distributions as dividends. The voluntary fee reduction will cause the return of any such Portfolio to be higher than it would otherwise be in the absence of such reduction.

     David A. Bethke, CFA, is the person primarily responsible for the day-to-day management of the U.S. Government Securities, Intermediate Corporate Bond and Government & Corporate Bond Portfolios and has managed each of these Portfolios since inception. Mr. Bethke, Senior Associate, joined MVA in 1987 and has seven years of prior investment experience.

     George J. Schupp, CFA, is the person primarily responsible for the day-to day management of the Government & Corporate Bond Portfolio and has managed such Portfolio since February 1998. Mr. Schupp, Group Manager -- Fixed Income, joined MVA in 1983 and has 22 years of prior investment experience.

     Peter Merzian, is the person primarily responsible for the day-to-day management of the Balanced Portfolio. Mr. Merzian, a Senior Associate of MVA, has been with MVA since 1993 and prior thereto was employed as a portfolio manager of another financial institution. Mr. Merzian has served as portfolio manager of the Balanced Portfolio since May 1996. Mr. Merzian also serves as portfolio manager for the Fund's Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios.

     The organizational arrangements of MVA require that all investment decisions with respect to the Equity Income, Growth & Income Equity and Equity Growth Portfolios be made by MVA's Equity Committee, and no one person is responsible for making recommendations to that Committee.

     Robert J. Anthony is the person primarily responsible for the day-to-day management of the Small Cap Equity Portfolio. Mr. Anthony, Senior Associate, has been with MVA for 21 years and has managed the Small Cap Equity Portfolio since its inception.

     MVA has entered into a sub-advisory agreement with Clay Finlay Inc. Pursuant to the terms of such sub-investment advisory agreement, Clay Finlay has been retained by MVA to manage the investment and reinvestment of the assets of the International Equity Portfolio and to provide analytical and investment research services to it, subject to the supervision of MVA and to the direction and control of the Fund's Board of Directors.

     Under this arrangement, Clay Finlay is responsible for the day-to-day management of the International Equity Portfolio's assets. MVA reviews investment performance policies and guidelines, maintains certain books and records, is responsible for selecting and monitoring the performance of Clay Finlay, and for reporting the activities of Clay Finlay in managing the Portfolio to the Fund's Board of Directors.

     Clay Finlay is registered as an investment adviser with the SEC and is a wholly-owned subsidiary of United Asset Management Corporation, a financial services holding company. Clay Finlay's principal office is located at 200 Park Avenue, 56th Floor, New York, New York 10166. Clay Finlay, founded in 1982, has extensive experience in international investments and as of December 31, 1997 had approximately $6 billion in assets under management.

     Frances Dakers is the person primarily responsible for the day-to-day management of the International Equity Portfolio's investments. Ms. Dakers, a Principal and Senior Portfolio Manager of Clay Finlay, has been associated with Clay Finlay since January, 1982 and has managed the International Equity Portfolio since its inception.

     For the services provided and expenses assumed pursuant to its sub-advisory agreement with MVA, Clay Finlay receives from MVA a fee, computed daily and payable monthly, at the annual rate of .75% of the first $50 million of the International Equity Portfolio's average daily net assets, plus .50% of the next $50 million of average daily net assets, plus .25% of average daily net assets in excess of $100 million. For the fiscal year ended November 30, 1997, Clay Finlay received sub-advisory fees at the effective annual rate of .75% of the International Equity Portfolio's average daily net assets. Clay Finlay bears all expenses incurred by it in connection with its services under the sub-advisory agreement.


ADMINISTRATOR





     BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Portfolios' Administrator. The Administrator also acts as administrator for the Fund's Tax-Exempt Money Market, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios.



     The Administrator generally assists in all aspects of each Portfolio's administration and operation and also monitors and performs other services pertaining to the Fund's arrangements under the Administrative Services Plan described below. For its services, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% of each Portfolio's average daily net assets. For the fiscal year or period ended November 30, 1997, the Administrator received administration fees (net of waivers) at the effective annual rates of .13%, .12%, .05%, .06% and .12% of the average daily net assets of the Treasury Money Market, Money Market, Intermediate Corporate Bond, Equity Income and International Equity Portfolios, respectively, and .10% of the average daily net assets of each of the other Portfolios other than the Small Cap Equity Index Portfolio which had not commenced operations as of November 30, 1997. From time to time, the Administrator may voluntarily waive all or a portion of the administration fees otherwise payable by a Portfolio in order to increase the net income available for distribution to shareholders.


     For the period October 31, 1996 through September 30, 1997, the Predecessor Growth Equity Portfolio bore administrative fees pursuant to the administrative services agreement then in effect with Federated Administrative Services, its former administrator, at the effective annual rate of .15% of its average daily net assets.


DISTRIBUTOR




     Institutional Shares in each Portfolio are sold continuously by the Distributor, BISYS Fund Services, an affiliate of the Administrator. BISYS is a registered broker-dealer with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor also acts as distributor of the Fund's Tax-Exempt Money Market, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios.


ADMINISTRATIVE SERVICES PLAN



     The Fund has adopted an Administrative Services Plan with respect to Institutional Shares of the Portfolios. Pursuant to the Administrative Services Plan, Institutional Shares are sold to banks and other financial institutions (which may include Mercantile Bank or its affiliated or correspondent banks) on behalf of their qualified accounts (such financial institutions collectively, the "Service Organizations"), which agree to provide certain shareholder administrative services for their clients or account holders (collectively, the "customers") who are the beneficial owners of such Shares. The holders of Institutional Shares bear separately their pro rata portion of the fees which may be paid to Service Organizations for such services at an annual rate of up to .25%, for the Money Market Portfolios, and up to .30%, for the Equity and Bond Portfolios, of the average daily net assets of a Portfolio's Institutional Shares owned beneficially by a Service Organization's customers.


SERVICE ORGANIZATIONS



     The servicing agreements adopted under the Administrative Services Plan (the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include Mercantile Bank and its affiliates) to perform certain services, including providing administrative services with respect to the beneficial owners of Institutional Shares of a Portfolio, such as establishing and maintaining accounts and records for their customers who invest in such Shares and assisting customers in processing purchase, exchange and redemption requests, and responding to customer inquiries concerning their investments.


     Under the Servicing Agreements and upon notice to the Fund, a Service Organization may subcontract with one or more entities for the performance of certain services provided under its Servicing Agreements with the Fund. Such Service Organization shall be fully responsible to the Fund for the acts or omissions of any sub-contractor as it would be for its own acts or omissions. The fees payable to any sub-contractor are paid by the Service Organization out of the fees it receives from the Fund.

     The Fund understands that Service Organizations providing such administrative services may also charge fees to their customers beneficially owning such Shares. These fees would be in addition to any amounts which may be received by such a Service Organization under its Servicing Agreement with the Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by a Portfolio and any other compensation payable by its customers in connection with their investment in such Shares. Customers of such Service Organizations receiving servicing fees should read this Prospectus in light of the terms governing their accounts with their Service Organization.


CUSTODIAN, SUB-CUSTODIAN, TRANSFER AGENT AND SUB-TRANSFER AGENT



     Mercantile Bank, an affiliate of the Fund and a wholly-owned subsidiary of Mercantile, with principal offices located at One Mercantile Center, 8th and Locust Streets, St. Louis, Missouri 63101, serves as Custodian of each Portfolio's assets. In addition, Bankers Trust Company of New York, with principal offices located at 16 Wall Street, New York, New York 10005, serves as Sub-Custodian for the International Equity Portfolio. BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.


     Pursuant to an agreement with BISYS Fund Services Ohio, Inc. and in connection with the Institutional Shares offered to its customers, a financial institution (which may include Mercantile or its affiliated or correspondent banks) serves as sub-transfer agent with respect to the underlying beneficial owners of Institutional Shares. For the account maintenance services provided, a sub-transfer agent is entitled to receive an annual fee of $30 with respect to each beneficial owner's holdings in Institutional Shares (irrespective of the number of Portfolios in which such Institutional Shares are held).


REGULATORY MATTERS


     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling the shares of a registered, open-end investment company continuously engaged in the issuance of its Shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Shares of the Portfolios. Such banking laws and regulations do not prohibit such a holding company or affiliate, or banks, from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing Shares of such a company as agent for and upon the order of customers. Mercantile Bank, MVA, Service Organizations that are banks or bank affiliates, and broker-dealers that are bank affiliates are subject to such laws and regulations, but believe they may perform the services for the Portfolios contemplated by their respective agreements, this Prospectus and the Statement of Additional Information without violating applicable banking laws and regulations.


     Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Portfolios and the shareholders, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is not expected that investors would suffer any adverse financial consequences as a result of any of these occurrences.


     If current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing Shares of an investment company were relaxed, Mercantile Bank, or an affiliate of Mercantile Bank, would consider the possibility of offering to perform additional services for the Portfolios. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Mercantile Bank, or such an affiliate, might offer to provide such services.


     Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by the Portfolios to a financial intermediary in connection with the investment of fiduciary funds in a Portfolio's Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.


EXPENSES




     Except as noted above and in the Statement of Additional Information under "Investment Advisory and Administrative Contracts" and "Custodian and Transfer Agent," the Fund's service contractors bear all expenses in connection with the performance of their services, except that the Distributor is compensated pursuant to the Distribution and Services Plans (as described below under "Other Information Concerning The Fund and Its Shares"). Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, 12b-1 fees, servicing fees, certain fees and expenses in registering and qualifying a Portfolio and its Shares for distribution under federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to a particular Portfolio will be allocated among all Portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable. Any expenses relating only to a particular class of Shares within a Portfolio will be borne solely by such class. See "Certain Financial Information" and "Management of the Fund" above for additional information regarding expenses of each Portfolio.

                          OTHER INFORMATION CONCERNING


                            THE FUND AND ITS SHARES



DESCRIPTION OF SHARES


     The Fund was organized as a Maryland corporation on September 9, 1982 and is a mutual fund of the type known as an "open-end management investment company". The Fund's principal office is located at 3435 Stelzer Road, Columbus, Ohio 43219.

     The Fund's Charter authorizes the Board of Directors to issue up to twenty billion full and fractional shares of common stock, and to classify and reclassify any unauthorized and unissued shares into one or more classes of shares. The Board of Directors may similarly classify or reclassify any class of shares into one or more series.


     Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Portfolios, each of which is classified as a diversified company under the 1940
Act: 1 billion Trust Shares, 300 million Institutional Shares, 2 billion S Shares and 100 million Investor A Shares, representing interests in the Treasury Money Market Portfolio; 1.8 billion Trust Shares, 300 million Institutional Shares, 2 billion S Shares, 550 million Investor A Shares and 50 million Investor B Shares, representing interests in the Money Market Portfolio; 15 million Trust Shares, 20 million Institutional Shares, 5 million Investor A Shares and 50 million Investor B Shares, representing interests in the U.S. Government Securities Portfolio; 50 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares, representing interests in the Intermediate Corporate Bond Portfolio; 50 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares representing interests in the Bond Index Portfolio; 50 million Trust Shares, 20 million Institutional Shares, 5 million Investor A Shares and 50 million Investor B Shares, representing interests in the Government & Corporate Bond Portfolio; 50 million Trust Shares, 25 million Institutional Shares, 25 million Investor A Shares and 25 million Investor B Shares representing interests in the Equity Income Portfolio; 50 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares representing interests in the Equity Index Portfolio; 50 million Trust Shares, 20 million Institutional Shares, 5 million Investor A Shares and 50 million Investor B Shares, representing interests in the Growth & Income Equity Portfolio; 50 million Trust Shares, 25 million Institutional Shares, 25 million Investor A Shares and 25 million Investor B Shares, representing interests in the Growth Equity Portfolio; 35 million Trust Shares, 20 million Institutional Shares, 5 million Investor A Shares and 50 million Investor B Shares, representing interests in the Small Cap Equity Portfolio; 50 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares, representing interests in the Small Cap Equity Index Portfolio; 10 million Trust Shares, 10 million Institutional Shares, 10 million Investor A Shares and 50 million Investor B Shares, representing interests in the International Equity Portfolio; and 15 million Trust Shares, 20 million Institutional Shares, 5 million Investor A Shares and 50 million Investor B Shares, representing interests in the Balanced Portfolio. Institutional Shares, S Shares, Investor A Shares and Investor B Shares of the Portfolios are described in separate prospectuses which are available from the Distributor at the telephone number on the cover of this Prospectus. As of the date of this Prospectus, the Fund has not commenced its offering of S Shares. Shares in the Fund's Portfolios will be issued without Share certificates.



     The Institutional Shares of the Portfolios are described in this Prospectus. The Portfolios also offer Trust Shares and Investor A Shares and, in addition, each Money Market Portfolio offers S Shares and each Portfolio except the Treasury Money Market, U.S. Government Securities, Bond Index, Equity Index and Small Cap Equity Index Portfolios offers Investor B Shares. Trust Shares are offered to financial institutions acting on their on behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account-level asset-based management fees. S Shares are offered to customers who purchase such Shares through cash management services, such as a sweep account, offered by Mercantile Bank, any of its banking affiliates, and certain other financial service organizations, such as banks or broker-dealers. Trust Shares and S Shares are sold without a sales charge. Investor A Shares (other than Investor A Shares of the Money Market Portfolios which are sold without a sales charge) are sold with a maximum 4.5% (2.5% with respect to the U.S. Government Securities, Bond Index, Equity Index and Small Cap Equity Index Portfolios) front-end sales charge, and Investor B Shares are sold with a maximum 5.0% contingent deferred sales charge. Investor A Shares and Investor B Shares are sold through selected broker/dealers and other financial intermediaries to individual or institutional customers. Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares bear their pro rata portion of all operating expenses paid by a Portfolio, except that Trust Shares and Institutional Shares bear all payments under the Portfolio's respective Administrative Services Plans adopted for such Shares and S Shares, Investor A Shares and Investor B Shares bear all payments under the Portfolio's respective Distribution and Services Plans adopted for such Shares. In addition, Institutional Shares of a Portfolio bear the expense of certain sub-transfer agency fees.

     Payments under the Administrative Services Plans for Trust Shares are made to Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Institutional Shares. Payments under the Administrative Services Plans may not exceed .25% (on an annual basis) of the average daily net asset value of outstanding Institutional Shares of the Money Market Portfolios or .30% (on an annual basis) of the average daily net asset value of outstanding Institutional Shares of the Equity and Bond Portfolios.

     Payments under the Distribution and Services Plans for S Shares, Investor A Shares and Investor B Shares are made to (i) the Distributor or another person for providing distribution assistance and assuming certain related expenses, and
(ii) Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of S Shares, Investor A Shares or Investor B Shares. Payments under the Distribution and Services Plan for S Shares may not exceed 1.00% (on an annual basis) of the average daily net asset value of outstanding S Shares of a Portfolio. Payments under the Distribution and Services Plan for Investor A Shares may not exceed
 .25% (on an annual basis) of the average daily net asset value of outstanding Investor A Shares of the Money Market Portfolios or .30% (on an annual basis) of the average daily net asset value of Investor A Shares of the Equity and Bond Portfolios. Payments under the Distribution and Services Plan for Investor B Shares may not exceed 1.00% (on an annual basis) of the average daily net asset value of outstanding Investor B Shares of a Portfolio. Distribution payments made under the Distribution and Services Plans are subject to the requirements of Rule 12b-1 under the 1940 Act.

     The Fund offers various services and privileges in connection with Investor A Shares and Investor B Shares of a Portfolio that are not offered in connection with the Portfolio's Trust Shares, Institutional Shares or S Shares, including an automatic investment program and an automatic withdrawal plan. Each class of shares also offers different exchange privileges. Investor B Shares convert automatically into Investor A Shares eight years after the beginning of the calendar month in which the Shares were purchased.


     Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. Shares of all Portfolios will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of a particular Portfolio will vote together as a single class on matters relating to the Portfolio's investment advisory (or sub-advisory) agreement and investment objective, if fundamental, and fundamental policies. Only holders of Trust Shares, however, will vote on matters relating to the Administrative Services Plan for Trust Shares and only holders of Institutional Shares will vote on matters pertaining to the Administrative Services Plan for Institutional Shares. Similarly, only holders of S Shares will vote on matters pertaining to the Distribution and Services Plan for S Shares, only holders of Investor A Shares will vote on matters pertaining to the Distribution and Services Plan for Investor A Shares and only holders of Investor B Shares will vote on matters pertaining to the Distribution and Services Plan for Investor B Shares.


     The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding Shares, the Fund will call a special meeting to vote on the question of removal of a director.

     Shares of the Portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding Shares (irrespective of Portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Shares will be fully paid and nonassessable.


MISCELLANEOUS





     As used in this Prospectus, a "vote of a majority of the outstanding Shares" of a Portfolio means, with respect to the approval of an investment advisory or sub-advisory agreement or a change in an investment objective, if fundamental, or fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of such Portfolio (irrespective of class), or (b) 67% or more of the Shares of such Portfolio (irrespective of class) present at a meeting if more than 50% of the outstanding Shares of such Portfolio are represented at the meeting in person or by proxy.



     As of March 5, 1998, Mercantile Bank and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares. Therefore, Mercantile Bank may be deemed to be a controlling person of the Fund within the meaning of the 1940 Act.


     Inquiries regarding the Portfolios may be directed to the Fund at 1-800-452-4015.
             ------------------------------------------------------

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE PORTFOLIOS' STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIOS, THE FUND, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE PORTFOLIOS, THE FUND OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               INVESTMENT ADVISER
                               Mississippi Valley Advisors Inc.
                               One Mercantile Center
                               Seventh & Washington Streets
                               St. Louis, Missouri 63101


                               DISTRIBUTOR
                               BISYS Fund Services
                               3435 Stelzer Road
                               Columbus, OH 43219-3035



                               LEGAL COUNSEL
                               Drinker Biddle & Reath LLP
                               Philadelphia National Bank Building
                               1345 Chestnut Street
                               Philadelphia, Pennsylvania 19107-3496



                               AUDITORS
                               KPMG Peat Marwick LLP
                               Two Nationwide Plaza
                               Columbus, Ohio 43215


                               TRANSFER AGENT
                               BISYS Fund Services Ohio, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219-3035

                              CROSS REFERENCE SHEET
                                   (S Shares)

                    The ARCH Treasury Money Market Portfolio
                         The ARCH Money Market Portfolio
                   The ARCH Tax-Exempt Money Market Portfolio




Form N-1A Part A Item                                   Prospectus Caption
---------------------                                   ------------------

1.       Cover Page.....................................   Cover Page

2.       Synopsis.......................................   Expense Summary
                                                           for Trust Shares

3.       Condensed Financial
           Information..................................   Inapplicable

4.       General Description
           of Registrant................................   Highlights;
                                                           Investment
                                                           Objectives, Policies
                                                           and Risk
                                                           Considerations;
                                                           Other Information
                                                           Concerning the Fund
                                                           and Its Shares

5.       Management of the Fund.........................   Management of the
                                                           Fund

5A.      Management's Discussion of
           Fund Performance.............................   Inapplicable

6.       Capital Stock and
           Other Securities.............................   How to Purchase and
                                                           Redeem Shares;
                                                           Dividends and
                                                           Distributions;
                                                           Taxes; Other
                                                           Information
                                                           Concerning the Fund
                                                           and Its Shares

7.       Purchase of Securities
           Being Offered................................   How to Purchase and
                                                           Redeem Shares


8.       Redemption or Repurchase.......................   How to Purchase and
                                                           Redeem Shares

9.       Pending Legal Proceedings......................   Inapplicable

                             THE ARCH FUND(R), INC.

                    THE ARCH TREASURY MONEY MARKET PORTFOLIO
                         THE ARCH MONEY MARKET PORTFOLIO
                   THE ARCH TAX-EXEMPT MONEY MARKET PORTFOLIO

                                    S SHARES


         The ARCH Fund, Inc. is an open-end, management investment company which currently offers Shares in eighteen investment portfolios. This Prospectus describes the S Shares of the ARCH TREASURY MONEY MARKET, MONEY MARKET and TAX-EXEMPT MONEY MARKET PORTFOLIOS. S Shares are offered to customers who purchase such shares through cash management services, such as a sweep account ("Sweep Account") offered by Mercantile Bank National Association ("Mercantile Bank") or any of its banking affiliates, and certain other financial service organizations, such as banks or broker-dealers ("Service Organizations"). A Sweep Account combines a deposit account (the "Transaction Account") with a daily sweep of balances to or from the Treasury Money Market, Money Market or Tax-Exempt Money Market Portfolios' S Shares. Mercantile Bank or Service Organizations, as applicable, are responsible for providing persons investing in S Shares through a Sweep Account with Sweep Account materials (the "Sweep Materials") describing the various features and operations of the Sweep Account. The Sweep Materials should be reviewed in conjunction with this Prospectus.

         THE ARCH TREASURY MONEY MARKET PORTFOLIO'S investment objective is to seek a high level of current income exempt from state income tax consistent with liquidity and security of principal.

         THE ARCH MONEY MARKET PORTFOLIO'S investment objective is to seek current income with liquidity and stability of principal.

         THE ARCH TAX-EXEMPT MONEY MARKET PORTFOLIO'S investment objective is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

         Mississippi Valley Advisors Inc. ("MVA" or the "Adviser"), an indirectly wholly-owned subsidiary of Mercantile Bancorporation Inc. ("Mercantile"), acts as investment adviser for the Portfolios. Mercantile Bank, an affiliate of the Adviser, serves as custodian; BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator; and BISYS Fund Services (the "Distributor") serves as sponsor and distributor.

         This Prospectus sets forth concisely certain information about the Portfolios that prospective investors should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Portfolios, contained in a Statement of Additional Information dated March 31, 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. An investor may obtain the Statement of Additional Information without charge by writing the Fund at P.O. Box 78069, St. Louis, Missouri 63178 or by calling 1-800-452-4015.


         AN INVESTMENT IN THE PORTFOLIOS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT ANY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         Portfolio Shares are not bank deposits, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency, and are not the obligations of or guaranteed or otherwise supported by any bank. An investment in the Portfolios involves investment risk, including the possible loss of principal.

                             ----------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                 MARCH 31, 1998

                                   HIGHLIGHTS



         The ARCH Fund, Inc. (the "Fund") is an open-end, management investment company (commonly known as a mutual fund) registered under the Investment Company Act of 1940, as amended. The Fund currently offers investment opportunities in eighteen investment portfolios. This Prospectus relates to three of those portfolios: the ARCH TREASURY MONEY MARKET, MONEY MARKET and TAX-EXEMPT MONEY MARKET PORTFOLIOS (the "Portfolios"). In addition, the Fund offers investment opportunities in the ARCH U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios, which are described in separate prospectuses. Each Portfolio represents a separate pool of assets with different investment objectives and policies (as described below under "Investment Objectives, Policies and Risk Considerations"). MVA serves as adviser, Mercantile Bank as custodian, BISYS Fund Services Ohio, Inc. as administrator and BISYS Fund Services as sponsor and distributor. For information on expenses, fee waivers, and services, see "Certain Financial Information" and "Management of the Fund."


         The following information generally describes the Portfolios and their investment objectives. There can be no assurance that the Portfolios will be able to achieve their respective investment objectives.

         Each Portfolio seeks to maintain a net asset value of $1.00 per Share. Each Portfolio's assets are invested in dollar-denominated debt securities with remaining maturities of 397 days (13 months) or less as defined by the Securities and Exchange Commission, and each Portfolio's dollar-weighted average portfolio maturity will not exceed 90 days. All securities acquired by the Portfolios will be determined by MVA, under guidelines approved by the Fund's Board of Directors, to present minimal credit risks and to be rated in the highest category (or deemed comparable in quality) at the time of purchase. There can be no assurance that the Portfolios will be able to achieve a stable net asset value on a continuous basis.

         Investors should note that one or more of the Portfolios may, subject to their investment policies and limitations, purchase variable and floating rate instruments, enter into repurchase agreements and reverse repurchase agreements, lend securities, acquire certain U.S. dollar-denominated instruments of foreign issuers, and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. For example, the absence of a secondary market for a particular variable or floating rate instrument could make it difficult for a Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. Default by a counterparty to a repurchase agreement or securities lending transaction could expose a Portfolio to loss because of adverse market action or possible delay in disposing of the underlying collateral. Reverse repurchase agreements are subject to the risk that the market value of the securities sold by a Portfolio will decline below the repurchase price which the Portfolio is obligated to pay. Foreign securities entail certain inherent risks, such as future political and economic developments and the adoption of foreign government restrictions, that might adversely affect payment of principal and interest. The Tax-Exempt Money Market Portfolio may, under certain conditions, make limited investments in securities the income from which may be subject to federal income tax. See "Investment Objectives, Policies and Risk Considerations" below and the Statement of Additional Information under "Investment Objectives and Policies."

         The Fund offers investors the opportunity to invest in a variety of professionally managed investments without having to become involved with detailed management, accounting and safekeeping procedures normally related to direct investments in securities. The Portfolios also offer the economic advantages of block trading in securities and the availability of a family of eighteen mutual funds should an investor's investment goals change.

         For information on purchasing or redeeming S Shares of the Portfolios, please see "How to Purchase and Redeem Shares" below.

                          CERTAIN FINANCIAL INFORMATION


         Shares of the Money Market Portfolio have been classified into five classes of Shares -- Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares. Shares of the Treasury Money Market Portfolio have been classified into four classes of Shares -- Trust Shares, Institutional Shares, S Shares and Investor A Shares. Shares of the Tax-Exempt Money Market have been classified into three classes of Shares -- Trust Shares, S Shares and Investor A Shares. Shares of each class in a Portfolio represent equal, PRO RATA interests in the investments held by that Portfolio and are identical in all respects, except that Shares of each class bear separate distribution and/or shareholder administrative servicing fees and certain other operating expenses, and enjoy certain exclusive voting rights on matters relating to these fees. (See "Other Information Concerning the Fund and Its Shares," "Management of the Fund --Distribution and Services Plan," and "Management of the Fund --Custodian and Transfer Agent" below.) As a result of payments for distribution and/or shareholder administrative servicing fees and certain other operating expenses that may be made in differing amounts, the net investment income of Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares in a Portfolio can be expected, at any given time, to be different.

         The Tax-Exempt Money Market Portfolio commenced operations on July 10, 1986 as a separate investment portfolio (the "Predecessor Tax-Exempt Money Market Portfolio") of The ARCH Tax-Exempt Trust (the "Trust"), which was organized as a Massachusetts business trust. On October 2, 1995, the Predecessor Tax-Exempt Money Market Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Tax-Exempt Money Market Portfolio offered and sold shares of beneficial interest that were similar to the Fund's Trust Shares and Investor A Shares.

                          EXPENSE SUMMARY FOR S SHARES



                                                             TREASURY                                     TAX-EXEMPT
                                                             MONEY                  MONEY                 MONEY
                                                             MARKET                 MARKET                MARKET
                                                             PORTFOLIO              PORTFOLIO             PORTFOLIO
                                                             ---------              ---------             ---------


ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (as a percentage of average
 net assets)
 Investment Advisory Fees (net of fee waivers)(1) ........        .35%                   .35%                 .35%
 12b-1 Fees ..............................................        .75%                   .75%                 .75%
 Other Expenses (including
   administration fees
   and other expenses)
   (net of fee waivers and
   expense reimbursements)2,3.............................        .48%                   .47%                 .47%
Total Portfolio Operating
   Expenses (net of fee waivers
   and expense reimbursements)3...........................       1.58%                  1.57%                1.57%
                                                                 ====                   ====                 ====

----------------------

1 Without fee waivers, Investment Advisory Fees would be .40%, .40% and .40% for the Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios, respectively.
2 Without fee waivers, administration fees would be .10% for the Tax-Exempt Money Market Portfolio and .20% for each other Portfolio.
3 Without fee waivers and/or expense reimbursements, Other Expenses would be .58%, .57% and .47% and Total Portfolio Operating Expenses would be 1.73%, 1.72% and 1.62% for the Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios, respectively.


EXAMPLE                                                                      1 YEAR      3 YEARS       5 YEARS       10 YEARS
-------                                                                      ------      -------       -------       --------

  You would pay the following
  expenses on a $1,000 investment,
  assuming (1) a 5% annual return
  and (2) redemption at the end of
  each period:
   Treasury Money Market Portfolio.................................          $16           $50          $86             $188
   Money Market Portfolio..........................................          $16           $50          $86             $187
   Tax-Exempt Money Market Portfolio...............................          $16           $50          $86             $187


         THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of the Portfolios is contained in the Fund's Annual Report to Shareholders dated November 30, 1997 which may be obtained without charge by contacting the Fund at the address or telephone number provided on page 2 of this Prospectus.


         The purpose of the foregoing tables is to assist in understanding the various costs and expenses that an investor in a Portfolio's S Shares will bear directly or indirectly. The table reflects the expenses which each Portfolio expects to incur during the next twelve months on its S Shares. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information. The Tables and Examples have not been audited by the Fund's independent auditors and do not reflect any charges that may be imposed by financial institutions on their customers.

             INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS

         Although management will use its best efforts to achieve the investment objective of each Portfolio, there can be no assurance that it will be able to do so. The investment objective of a Portfolio may not be changed without the affirmative vote of a majority of the outstanding Shares of the Portfolio. The Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios are "money market" funds that invest in instruments with remaining maturities of 397 days or less (with certain exceptions) and with dollar-weighted average portfolio maturities of 90 days or less, subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") and other rules of the Securities and Exchange Commission (the "SEC").

THE TREASURY MONEY MARKET PORTFOLIO

         The Treasury Money Market Portfolio's investment objective is to seek a high level of current income exempt from state income tax consistent with liquidity and security of principal. In pursuing its investment objective, the Portfolio invests in selected money market obligations issued by the U.S. Government (or its agencies and instrumentalities) that are guaranteed as to principal and interest by the U.S. Government, the interest on which is generally exempt from state income tax. Securities that are generally eligible for this exemption include those issued by the U.S. Treasury (bills, certificates of indebtedness, notes and certain bonds) and certain U.S. Government agencies and instrumentalities, including the General Services Administration and Small Business Administration. Each investor should consult his or her tax advisor to determine whether distributions from the Portfolio are exempt from state income tax in the investor's home state. Under normal market conditions, the Portfolio intends to invest substantially all (but not less than 65%) of its total assets in securities with the above characteristics and (except to the extent discussed below) will not enter into repurchase agreements or purchase any U.S. Government security that the Adviser believes is subject to state income tax.

         Under extraordinary circumstances, such as when appropriate exempt securities are unavailable or pending investment, the Treasury Money Market Portfolio may temporarily hold cash or invest in repurchase agreements collateralized by U.S. Government securities, other U.S. Government agency or instrumentality securities, securities of other investment companies that invest in securities in which the Portfolio is permitted to invest, or cash equivalents.

THE MONEY MARKET PORTFOLIO

         The Money Market Portfolio's investment objective is to seek current income with liquidity and stability of principal. In pursuing its investment objective, the Portfolio invests substantially all of its assets in a broad range of money market instruments. These instruments include obligations of the U.S. Government, U.S. dollar-denominated foreign securities, obligations of U.S. and foreign banks and savings and loan institutions and commercial obligations that meet the applicable quality requirements described below.

         The Money Market Portfolio will purchase only "First Tier Eligible Securities" (as defined by the SEC) that present minimal credit risks as determined by the Adviser pursuant to guidelines approved by the Fund's Board of Directors. First Tier Eligible Securities consist of (i) securities that either
(a) have short-term debt ratings at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("Rating Agencies") (or one Rating Agency if the security was rated by only one Rating Agency), or (b) are issued by issuers with such ratings, and (ii) certain securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Directors. The applicable ratings issued by Rating Agencies are described in Appendix A to the Statement of Additional Information. The following descriptions illustrate the types of instruments in which the Portfolio invests.

         BANKING OBLIGATIONS. The Money Market Portfolio may purchase obligations of issuers in the banking industry, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks in amounts not in excess of 25% of its assets where the Adviser deems the instrument to present minimal credit risks. See "Risk Factors --Risks Associated with Foreign Securities" below. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of the value of its total assets.

         COMMERCIAL PAPER AND VARIABLE AND FLOATING RATE INSTRUMENTS. The Money Market Portfolio may invest in commercial paper, including asset-backed commercial paper representing interests in a pool of corporate receivables, dollar-denominated obligations issued by domestic and foreign bank holding companies, and corporate bonds that meet the quality and maturity requirements described above. The Portfolio may also invest in variable or floating rate notes that may have a stated maturity in excess of thirteen months but will, in any event, permit the Portfolio to demand payment of the principal of the instrument at least once every thirteen months upon no more than 30 days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). Such instruments may include variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated variable and floating rate instruments will be determined by the Adviser (under the supervision of the Board of Directors) to be of comparable quality at the time of purchase to First Tier Eligible Securities. There may be no active secondary market in the instruments, which could make it difficult for the Portfolio to dispose of an instrument in the event the issuer were to default on its payment obligation or during periods that the Portfolio could not exercise its demand rights. The Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments held by the Portfolio will be subject to the Portfolio's 10% limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a liquid trading market is absent.

         GOVERNMENT OBLIGATIONS. The Money Market Portfolio may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, the Portfolio may, when deemed appropriate by the Adviser, invest in short-term obligations issued by state and local governmental issuers that meet the quality requirements described above and, as a result of the Tax Reform Act of 1986, carry yields that are competitive with those of other types of money market instruments of comparable quality.

THE TAX-EXEMPT MONEY MARKET PORTFOLIO

         The Tax-Exempt Money Market Portfolio's investment objective is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal. The Portfolio seeks to achieve its objective by investing substantially all of its assets in short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective political subdivisions, agencies, instrumentalities and authorities the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from regular federal income tax (collectively, "Municipal Obligations"). The Portfolio may also hold tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests.

         The Tax-Exempt Money Market Portfolio will purchase only "First Tier Eligible Securities" (as defined by the SEC) that present minimal credit risks as determined by the Adviser pursuant to guidelines approved by the Board of Directors. See "The Money Market Portfolio" above for a description of "First Tier Eligible Securities."

         Dividends paid by the Tax-Exempt Money Market Portfolio that are derived from interest attributable to tax-exempt obligations of a particular state and its political subdivisions as well as of certain other governmental issuers including Puerto Rico, Guam and the Virgin Islands may be exempt from federal and state income tax. Dividends derived from interest on obligations of other governmental issuers are exempt from federal income tax but may be subject to state income tax.

         As a matter of fundamental policy, under normal market conditions or when the Adviser deems suitable tax-exempt Municipal Obligations to be available, at least 80% of the Tax-Exempt Money Market Portfolio's total assets will be invested in Municipal Obligations. The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Adviser, suitable Municipal Obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods.

         In addition, during temporary defensive periods or if, in the opinion of the Adviser, suitable Municipal Obligations are unavailable and subject to the quality standards described above, the Tax-Exempt Money Market Portfolio may invest up to 20% of its assets in money market instruments, the income from which is subject to federal income tax. Such instruments may include obligations of the U.S. Government, its agencies or instrumentalities; debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the highest rating category by a Rating Agency; certificates of deposit or bankers' acceptances of domestic branches of U.S. banks with total assets at the time of purchase of $1 billion or more; or repurchase agreements with respect to such obligations.

OTHER APPLICABLE POLICIES

         The investment policies described in this Prospectus are among those which one or more of the Portfolios have the ability to utilize. Some of these policies may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular policy, method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

         U.S. GOVERNMENT OBLIGATIONS. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of a Portfolio. Certain U.S. Government securities held by the Portfolios may have remaining maturities exceeding thirteen months if such securities provide for adjustments in their interest rates no less frequently than every thirteen months. Examples of the types of U.S. Government obligations that may be held by the Portfolios, subject to their respective investment objectives and policies, include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Resolution Trust Corporation, and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. There is no assurance that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         STRIPPED GOVERNMENT SECURITIES. To the extent consistent with their respective investment policies, each Portfolio may invest in bills, notes and bonds (including zero coupon bonds) issued by the U.S. Treasury. In addition, the Treasury Money Market and Money Market Portfolios may also invest in "stripped" U.S. Treasury obligations offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program or other stripped securities issued directly by agencies or instrumentalities of the U.S. Government (and, with respect to the Treasury Money Market Portfolio only, that are also guaranteed as to principal and interest by the U.S. Government). STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. Government that clear through the Federal Reserve System. The Money Market Portfolio may also purchase U.S. Treasury and agency securities that are stripped by brokerage firms and custodian banks and sold under proprietary names. These stripped securities are resold in custodial receipt programs with a number of different names (such as TIGRs and CATS) and are not considered U.S. Government securities for purposes of the 1940 Act.

         Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Adviser will consider the liquidity needs of a Portfolio when any investments in zero coupon obligations or other principal-only obligations are made.

         SECURITIES LENDING. To increase return or offset expenses, the Treasury Money Market and Money Market Portfolios may, from time to time, lend their portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, or its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank that has at least $1.5 billion in total assets, or any combination thereof. The collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Portfolio. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. In accordance with current SEC policies, each Portfolio is currently limiting its securities lending to 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. Loans are subject to termination by a Portfolio or a borrower at any time.

         REPURCHASE AGREEMENTS. Under certain circumstances described above and subject to their respective investment policies, each Portfolio may agree to purchase U.S. Government securities from financial institutions such as banks and broker-dealers, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price ("repurchase agreements"). A Portfolio will enter into repurchase agreements only with financial institutions such as banks and broker-dealers that the Adviser believes to be creditworthy. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price (including accrued interest). Default by a seller could expose a Portfolio to possible loss because of adverse market action or possible delay in disposing of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Although no Portfolio presently intends to enter into repurchase agreements providing for settlement in more than seven days, each Portfolio does have the authority to do so subject to its limitation on the purchase of illiquid securities described below. Repurchase agreements are considered to be loans under the 1940 Act. The income on repurchase agreements is taxable. See "Taxes" below.

         REVERSE REPURCHASE AGREEMENTS. Subject to its investment policies, the Money Market Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with its investment limitations below. Pursuant to such agreements, the Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at an agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price which the Portfolio is obligated to pay. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

         SECURITIES OF OTHER INVESTMENT COMPANIES. Under certain circumstances described above and subject to their respective investment policies and limitations, each Portfolio may invest in securities issued by other investment companies which invest in securities in which the Portfolio is permitted to invest and which determine their net asset value per Share based on the amortized cost or penny-rounding method. Each Portfolio may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition on a Portfolio investing more than 10% of the value of its total assets in such securities. Investments in other investment companies will cause a Portfolio (and, indirectly, the Portfolio's shareholders) to bear proportionately the cost incurred in connection with the operations of such other investment companies. In addition, investment companies in which a Portfolio may invest may impose a sales or distribution charge in connection with the purchase or redemption of their shares as well as other types of commissions or charges (no sales charge will be paid by the Tax-Exempt Money Market Portfolio in connection with such investments). Such charges will be payable by a Portfolio and, therefore, will be borne indirectly by its shareholders. To the extent that a Portfolio may invest in securities of other investment companies, the Fund and the Adviser will ensure that there will be no duplication of advisory fees. If necessary to accomplish this, the Adviser will rebate its advisory fee to the Fund. See the Statement of Additional Information under "Investment Objectives and Policies -- Securities of Other Investment Companies." The income on securities of other investment companies may be taxable to investors at the state or local level. See "Taxes" below.

         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Portfolio to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit a Portfolio to lock-in a price or yield on a security, regardless of future changes in interest rates. When-issued purchases and forward commitment transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date. Each Portfolio expects that these transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. No Portfolio intends to engage in such transactions for speculative purposes but only for the purpose of acquiring portfolio securities.

         TYPES OF MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obligations that may be held by the Tax-Exempt Money Market Portfolio are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

         Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds issued by or on behalf of public authorities to finance various privately operated facilities are considered Municipal Obligations. Interest on private activity bonds, although free of regular federal income tax, may be an item of tax preference for purposes of the federal alternative minimum tax.

         The Tax-Exempt Money Market Portfolio may acquire zero coupon obligations, which may have greater price volatility than coupon obligations and which will not result in payment of interest until maturity. Also included within the general category of Municipal Obligations are participation certificates in leases, installment purchase contracts, or conditional sales contracts ("lease obligations") entered into by state or political subdivisions to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, certain lease obligations are backed by the lessee's covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the lessee has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing and may not be as marketable as more conventional securities. To the extent these securities are illiquid, they are subject to the Portfolio's applicable limitation on illiquid securities described below.

         VARIABLE AND FLOATING RATE MUNICIPAL OBLIGATIONS. Municipal Obligations purchased by the Tax-Exempt Money Market Portfolio may include rated or unrated variable and floating rate instruments, including variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments purchased by the Portfolio will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be purchased. The absence of an active secondary market for a particular variable or floating rate instrument, however, could make it difficult for the Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. The Tax-Exempt Money Market Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

         STAND-BY COMMITMENTS. The Tax-Exempt Money Market Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified Municipal Obligations at a specified price. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield otherwise available for the same securities). Stand-by commitments acquired by the Portfolio will be valued at zero in determining the Portfolio's net asset value.

         TAX-EXEMPT DERIVATIVES. The Tax-Exempt Money Market Portfolio may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust or other forms. The Adviser expects that less than 5% of the Portfolio's assets will be invested in such securities during the current year. See the Statement of Additional Information under "Investment Objectives and Policies - Tax-Exempt Derivatives."

         FOREIGN SECURITIES. The Money Market Portfolio may acquire U.S. dollar-denominated securities of foreign corporations and certain types of bank instruments issued or supported by the credit of foreign banks or foreign branches of domestic banks where the Adviser deems the investments to present minimal credit risks. Investments made in foreign securities involve certain inherent risks, such as future political and economic developments, the possible imposition of foreign withholding tax on the interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect payment of interest or principal. In addition, foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

         ILLIQUID SECURITIES. A Portfolio will not invest more than 10% of the value of its net assets in illiquid securities. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that may be purchased by institutional buyers pursuant to SEC Rule 144A are subject to the applicable limit (unless the Adviser, pursuant to guidelines established by the Board of Directors, determines that a liquid market exists). The purchase of securities which can be sold under Rule 144A could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities.

         RISK FACTORS AND OTHER CONSIDERATIONS. The Tax-Exempt Money Market Portfolio's ability to achieve its investment objective is dependent upon the ability of issuers of Municipal Obligations to meet their continuing obligations for the payment of principal and interest. Although the Tax-Exempt Money Market Portfolio may invest 25% more of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, (iii) private activity bonds, it does not presently intend to do so unless, in the opinion of the Adviser, the investment is warranted. To the extent that the Portfolio's assets are invested in Municipal Obligations whose issuers are in the same state or that are payable from the revenues of similar projects or in private activity bonds, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so invested. See "Investment Objectives and Policies - Municipal Obligations" in the Statement of Additional Information.

         The Tax-Exempt Money Market Portfolio is classified as non-diversified under the 1940 Act. Investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives. The value of the Tax-Exempt Money Market Portfolio's securities can be expected to vary inversely with changes in prevailing interest rates.

         Municipal Obligations purchased by the Tax-Exempt Money Market Portfolio may be backed by letters of credit or guarantees issued by domestic or foreign banks and other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or a guarantee with respect to a Municipal Obligation held by the Portfolio could have an adverse effect on the Portfolio's investment portfolio and the value of its shares. Foreign letters of credit and guarantees involve certain risks in addition to those of domestic obligations, including less stringent reserve requirements and different accounting, auditing and recordkeeping requirements.

         Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity and the tax-exempt status of payments received by the Portfolio from tax-exempt derivatives are rendered by counsel to the respective sponsors of such derivatives. The Portfolio and its Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

                             INVESTMENT LIMITATIONS

         Except as otherwise noted, each Portfolio's investment policies discussed above are not fundamental and may be changed by the Fund's Board of Directors without shareholder approval. However, each Portfolio also has in place certain fundamental investment limitations, some of which are set forth below, which may be changed only by a vote of a majority of the outstanding Shares of a Portfolio. Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies."

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

THE TREASURY MONEY MARKET AND MONEY MARKET PORTFOLIOS

         A Portfolio may not:

                  1. Make loans, except that a Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies, lend portfolio securities and enter into repurchase agreements with respect to securities (together with any cash collateral) that are consistent with the Portfolio's permitted investments and that equal at all times at least 100% of the value of the repurchase price.

                  2. Borrow money or issue senior securities, except that a Portfolio may borrow from banks and the Money Market Portfolio may enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing. A Portfolio will not purchase securities while its borrowings (including reverse repurchase agreements) are outstanding.

                  3. With respect to the Treasury Money Market Portfolio, purchase securities other than obligations of the U.S. Government, its agencies and instrumentalities, some of which may be subject to repurchase agreements, except that the Portfolio may purchase securities of other investment companies that seek to maintain a constant net asset value per Share and that are permitted themselves only to invest in securities which may be acquired by the Portfolio.

                  4. With respect to the Money Market Portfolio, purchase any securities which would cause more than 25% of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by domestic bank instruments or obligations of the U.S. Government, its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

         In accordance with current regulations of the SEC, the Money Market Portfolio intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Portfolio's total assets at the time of purchase, provided that the Portfolio may invest up to 25% of its total assets in the securities of any one issuer for a period of up to three business days. This intention is not, however, a fundamental policy of the Money Market Portfolio. The Portfolio would have the ability to invest more than five percent of its assets in any one issuer in accordance with its fundamental policy only in the event that Rule 2a-7 of the 1940 Act is amended in the future.

THE TAX-EXEMPT MONEY MARKET PORTFOLIO

         The Portfolio may not:

                  1. Purchase securities of any one issuer if, immediately after and as a result of such purchase, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, except that
         (a) up to 50% of the Portfolio's total assets may be invested without regard to this 5% limitation provided that no more than 25% of the Portfolio's total assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to an industrial development bond that is backed only by the assets and revenues of a non-governmental user, a security is considered to be issued by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee, except that a guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the Portfolio's total assets.

                  2. Borrow money or issue senior securities, except that the Portfolio may borrow from banks for temporary defensive purposes in amounts not in excess of 10% of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of its total assets at the time of such borrowing; or purchase securities while borrowings exceed 5% of the Portfolio's net assets. Securities held in escrow or separate accounts in connection with the Portfolio's investment practices described in this Prospectus or the Statement of Additional Information are not subject to this limitation.

                  3. Under normal market conditions or when the Adviser deems that suitable tax-exempt obligations are available, at least 80% of the Portfolio's assets must be invested in obligations the interest on which is exempt from federal income tax and stand-by commitments with respect to such obligations.

         Notwithstanding Investment Limitation No. 3, the Portfolio may invest in securities of other investment companies that (a) invest in securities that are substantially similar to those the Portfolio may acquire, and (b) distribute income that is exempt from regular federal income tax.

         The following additional investment policies with respect to the Tax-Exempt Money Market Portfolio are not fundamental and may be changed by the Board of Directors without shareholder approval:

                  The Portfolio may not purchase securities which are not readily marketable, enter into repurchase agreements providing for settlement in more than seven days after notice, or purchase other illiquid securities if, as a result of such purchase, illiquid securities would exceed 10% of the Portfolio's respective net assets.

         The Tax-Exempt Money Market Portfolio has an operating policy to comply with the requirements of Rule 2a-7 of the 1940 Act. To the extent that Rule 2a-7 is more restrictive than the Portfolio's fundamental limitations, the Portfolio will operate in accordance with Rule 2a-7.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Portfolio's securities will not constitute a violation of such limitation.

                                PRICING OF SHARES

         The Portfolios' respective net asset values per Share are determined by the Administrator as of 12:00 noon (Eastern time) and as of the close of regular trading hours on the New York Stock Exchange (the "Exchange") (currently, 4:00 p.m. Eastern time) on each weekday, with the exception of those holidays on which the Exchange or the Federal Reserve Bank of St. Louis are closed (a "Business Day"). Currently one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day,

Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day (observed).

         Each Portfolio's assets are valued based upon the amortized cost method. Although each Portfolio seeks to maintain its net asset value per Share at $1.00, there can be no assurance that the net asset value per Share will not vary. See the Statement of Additional Information under "Net Asset Value" for further information.

         The public offering price for each class of Shares of a Portfolio is based upon net asset value per Share. A class will calculate its net asset value per Share by adding the value of a Portfolio's investments, cash and other assets attributable to the class, subtracting the Portfolio's liabilities attributable to that class, and then dividing the result by the total number of Shares in the class that are outstanding.


                        HOW TO PURCHASE AND REDEEM SHARES

PURCHASE OF SHARES


         S Shares of the Portfolios are offered to customers of Mercantile Bank, any of its banking affiliates or Service Organizations that establish cash management services, such as a Sweep Account with Mercantile Bank, any of its banking affiliates or a Service Organization. Each Sweep Account combines a Transaction Account with a periodic sweep of balances to or from the Portfolios. Investors may open a Sweep Account by completing and signing the appropriate Sweep Materials. The Sweep Materials contain important information about the various features and operations of the Sweep Account and should be reviewed in conjunction with this Prospectus.


         S Shares may be purchased on any Business Day by making a deposit into your Transaction Account. On each Business Day that Mercantile Bank, any of its banking affiliates and a Service Organization is open for business, Mercantile Bank, any of its banking affiliates or a Service Organization computes the net amount of all deposits, withdrawals, charges and credits made to and from a Transaction Account in accordance with their Sweep Account procedures (the "Net Sweep Amount"). If deposits and credits exceed withdrawals and charges, you authorize Mercantile Bank, any of its banking affiliates or a Service Organization, on your behalf, to transmit a purchase order to the Portfolio designated in your Sweep Account in the amount of that day's Net Sweep Amount in accordance with the Sweep Account procedures of Mercantile Bank, any of its banking affiliates or a Service Organization. Your purchase order will be made effective and full and fractional S Shares will be purchased at the net asset value per Share next determined after receipt by the Fund. It is the responsibility of Mercantile Bank, any of its banking affiliates or a Service Organization to transmit orders for the purchases of S Shares by its customers to the Transfer Agent and deliver required funds on a timely basis, in accordance with the procedures stated above. Share purchases and redemptions executed through Mercantile Bank, any of its banking affiliates or a Service Organization are executed only on Business Days that Mercantile Bank, any of its banking affiliates or a Service Organization, respectively, is open for business. Contact Mercantile Bank, any of its banking affiliates or your Service Organization for additional information about Mercantile Bank's, any of its banking affiliates', or the Service Organizations' Sweep Account procedures.


REDEMPTION OF SHARES


         If, on any Business Day that Mercantile Bank, any of its banking affiliates and the particular Service Organization are open for business, withdrawals and charges to your Sweep Account, including without limitation check transactions, exceed deposits and credits, Mercantile Bank, any of its banking affiliates or the particular Service Organization, as applicable, will transmit a redemption order on your behalf to the Portfolio in the dollar amount of that day's Net Sweep Amount. If your Sweep Account with Mercantile Bank, any of its banking affiliates or the particular Service Organization, as applicable, is closed as described in the Sweep Materials, Mercantile Bank, any of its banking affiliates or the particular Service Organization, as applicable, will normally transmit a redemption request on your behalf to the Portfolio for the balance of the S Shares of the Portfolio held through your Sweep Account. Redemptions are effected by the Fund on a Business Day at the net asset value per share next determined after receipt of the redemption order by the Fund. It is the responsibility of Mercantile Bank, any of its banking affiliates or the particular Service Organization to transmit the redemption order and credit its customer's Transaction Account with the redemption proceeds on a timely basis. Mercantile Bank, any of its banking affiliates or the Service Organization may withhold redemption proceeds pending check collection or processing or for other reasons all as set forth more fully in the Sweep Materials.


OTHER REDEMPTION INFORMATION

         The Fund will make payment for all Shares redeemed after receipt of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. The Fund may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of Shares) for such periods as are permitted under the 1940 Act. During the period prior to the time Shares are redeemed, dividends on such Shares will accrue and be payable, and an investor will be entitled to exercise all other rights of beneficial ownership. The Portfolios impose no charge when S Shares are redeemed.


                                     YIELDS

         Yield quotations are computed separately for Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares of a Portfolio. TOTAL RETURN AND YIELD FIGURES WILL FLUCTUATE, ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The methods used to compute each Portfolio's yields are described below and in the Statement of Additional Information.

         From time to time, performance information such as "yield" and "effective yield" for the Portfolios' S Shares may be quoted in advertisements or in communications to shareholders. The "yield" quoted in advertisements refers to the income generated by an investment in such Shares of a Portfolio over a specified period (such as a seven-day period) identified in connection with the particular yield quotation. This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated for each such period over a 52-week or one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in such Shares of a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

         In addition, the Treasury Money Market Portfolio's "state tax-equivalent yield" may also be quoted. The "state tax-equivalent yield" shows the level of taxable yield needed to produce an after-tax yield that is equivalent to a particular state's tax-exempt yield achieved by the Portfolio. The "state tax-equivalent yield" refers to the portion of income that is derived from interest income on direct obligations of the U.S. Government, its agencies or instrumentalities that qualifies for exemption from state income tax. The yield calculation assumes that 100% of the interest income is exempt from state income tax. The "state tax-equivalent yield" is computed by dividing the tax-exempt portion of the Portfolio's yield by a denominator consisting of one minus a stated income tax rate.

         The Tax-Exempt Money Market Portfolio may also quote its
"tax-equivalent yield" and "tax-equivalent effective yield", which demonstrate the level of taxable yield needed to produce an after-tax yield that is equivalent to the Portfolio's yield and effective yield. Each are calculated by increasing the

Portfolio's yield and effective yield by the amount necessary to reflect the payment of federal (and/or state) tax at a stated tax rate. The "tax equivalent yield" and "tax-equivalent effective yield" will always be higher than the Portfolio's yield and effective yield, respectively. The Tax-Exempt Money Market Portfolio may also compute its "tax-equivalent yield" and "tax-equivalent effective yield" with respect to certain states, which shows the level of taxable yield and effective yield, respectively, needed to produce an after-tax equivalent to the federal and state tax-exempt yield of the Portfolio's particular class of Shares, assuming payment of federal income tax and state personal income tax each at a stated rate and based upon a specified percentage of the Portfolio's income which is exempt from state income tax as well as federal income tax.


         Performance data for the Portfolios' S Shares may be compared to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lehman Brothers, Inc., or any of its affiliates, Ibbotson Associates, Inc., Lipper Analytical Services, Inc., Mutual Fund Forecaster and IBC/Donoghue's MONEY FUND REPORT(R) published by IBC. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, U.S.A. Today, Fortune, CDA/Weisenberger, Morningstar, Inc. and publications of a local or regional nature. In addition to performance information, general information about the Portfolios that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.


         Performance quotations of a class of Shares in a Portfolio represent that Portfolio's past performance and should not be considered as representative of future results. Any account fees charged by a bank or other financial institution (as described in "Management of The Fund -- Service Organizations" below) or other institutions will not be included in the calculations of a Portfolio's yields. Such fees, if any, will reduce the investor's net return on an investment in a Portfolio. Investors may call 1-800-452-4015 to obtain current yield information.


                          DIVIDENDS AND DISTRIBUTIONS

         Dividends from net investment income of the Portfolios are declared daily and paid monthly not later than five Business Days after the end of each month. S Shares earn dividends from the day the purchase order is received by the Transfer Agent through the day before the redemption order for such Shares is received. Dividends on each Share of the Portfolios are determined in the same manner and are paid in the same amounts irrespective of

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
class, except that a Portfolio's Trust Shares and Institutional Shares (other than the Tax-Exempt Money Market Portfolio which does not offer Institutional Shares) bear all expenses of the respective Administrative Services Plans adopted for such Shares and a Portfolio's S Shares, Investor A Shares and, in the case of the Money Market Portfolio only, Investor B Shares bear all expenses of the respective Distribution and Services Plans adopted for such Shares. In addition, a Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. See "Management of the Fund -- Distribution and Services Plan" and "Other Information Concerning the Fund and Its Shares" below.

         The Portfolios do not expect to realize capital gains. Net realized capital gains of a Portfolio, if any, are distributed at least annually. All dividends and distributions paid on a Portfolio's Shares are automatically reinvested in additional Shares of the same class unless the investor has (i) otherwise indicated in the account application, or (ii) redeemed all the Shares held in a Portfolio, in which case a distribution will be paid in cash. Reinvested dividends and distributions will be taxed in the same manner as those paid in cash.


                                      TAXES

FEDERAL TAXES

         Each Portfolio intends to qualify as a "regulated investment company" for the current taxable year. It is intended that each Portfolio will continue to so qualify as long as such qualification is in the best interests of shareholders. A regulated investment company is generally exempt from federal income tax on amounts distributed to shareholders.

         Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a taxable year requires, among other things, that each Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its net exempt-interest income (if any). In general, a Portfolio's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain over net short-term capital loss, if any, for such taxable year. The Treasury Money Market and Money Market Portfolios intend to distribute as dividends substantially all of their respective investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to a Portfolio's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to an IRA are deferred under the Code.) Because all of the Treasury Money Market and Money Market Portfolios' net investment income is expected to be derived from earned interest, it is not expected that any distributions from such Portfolios will be eligible for the dividends received deduction.

         It is the policy of the Tax-Exempt Money Market Portfolio to distribute as dividends substantially all of its net tax-exempt interest income and any investment company taxable income each year. Dividends derived from interest on Municipal Obligations (known as exempt-interest dividends) may be treated by shareholders as items of interest excludable from their gross income under
Section 103(a) of the Code, unless under the circumstances applicable to the particular shareholder the exclusion would be disallowed. (See the Statement of Additional Information under "Additional Information Concerning Taxes.") Distributions of net income may be taxable to investors under state or local law as dividend income even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income tax.


         If the Tax-Exempt Money Market Portfolio should hold certain private activity bonds issued after August 7, 1986, shareholders must include, as an item of tax preference, the portion of dividends paid by the Portfolio that is attributable to interest on such bonds in their federal alternative minimum taxable income for purposes of determining liability (if any) for the 26-28% alternative minimum tax applicable to individuals and the 20% alternative minimum tax applicable to corporations. Corporate shareholders also must take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum tax purposes.


         Substantially all of each Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. A Portfolio will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such gains are received in cash or reinvested in additional Shares.

         To the extent dividends paid to shareholders of the Tax-Exempt Money Market Portfolio are derived from taxable income or from long-term or short-term capital gains, such dividends will be subject to federal income tax, whether such dividends are paid in the form of cash or additional Shares.

         An investor considering purchasing Shares of a Portfolio on or just before the record date of any capital gains distribution should be aware that the amount of the forthcoming distribution, although in effect a return of capital, will be taxable.

         Dividends declared by a Portfolio in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year, if such dividends are actually paid during January of the following year.

         Each Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

STATE AND LOCAL TAXES

         Shareholders should note that dividends paid by a Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such income taxes.

         The Treasury Money Market Portfolio is structured to provide investors, to the extent permissible by federal and state law, with income that is exempt or excluded from taxation at the state and local level. Shareholders should note that many, but not all, states permit all or a portion of a regulated investment company's dividends which are derived from interest on U.S. Treasury obligations (and obligations of certain U.S. Government agencies)("Treasury Obligations") to be exempt or excluded from state and local taxation. In addition, only certain states allow dividends of a regulated investment company that are derived from dividends of other regulated investment companies investing directly in Treasury Obligations to be exempt or excluded from state and local taxation. Some states reduce a shareholder's allowable deductions by interest on debt incurred to carry obligations producing state tax-exempt interest and by other expenses related to such obligations. Income earned by the Portfolio from repurchase agreements generally is not exempt from state or local income tax. Shareholders should consult their own tax advisors about the status of distributions from the Treasury Money Market Portfolio under state and local law.

MISCELLANEOUS

         The foregoing summarizes some of the important federal and state tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal and, for the Treasury Money Market Portfolio, the state income tax consequences.


                             MANAGEMENT OF THE FUND

         The Fund is managed under the direction of its Board of Directors. The Statement of Additional Information contains the names of and general background information concerning each director.

INVESTMENT ADVISER


         Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to each Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is an indirectly wholly-owned subsidiary of Mercantile. As of December 31, 1997, MVA had approximately $9.4 billion in assets under investment management, including the Funds' assets, which were approximately $3.9 billion.

         Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolios, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolios' securities and other investments, and directs the maintenance of each Portfolio's records relating to such purchases and sales.


         For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, with respect to the Treasury Money Market and Money Market Portfolios, at the annual rates of .40% of the first $1.5 billion of each such Portfolio's average daily net assets, .35% of the next $1.0 billion of net assets and .25% of net assets in excess of $2.5 billion, and with respect to the Tax-Exempt Money Market Portfolio, at the annual rate of .40% of the average daily net assets of the Portfolio. For the fiscal year ended November 30, 1997, MVA received advisory fees (net of waivers) at the effective annual rates of
 .32%, .33% and .35% of the respective average daily net assets of the Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios.

         MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of one or more Portfolios available for distributions as dividends. The voluntary fee reduction will cause the return of any such Portfolio to be higher than it would otherwise be in the absence of such reduction.

ADMINISTRATOR

         BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Portfolios' Administrator.


         The Administrator generally assists in all aspects of each Portfolio's administration and operation and also monitors and performs other services pertaining to the Fund's arrangements with Service Organizations. See "Service Organizations" below. For its services, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% (.10% for the Tax-Exempt Money Market Portfolio) of each Portfolio's average daily net assets. For the fiscal year ended November 30, 1997, the Administrator received administration fees (net of waivers) at the effective annual rates of .13%, .12% and .10% of the average daily net assets of the Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios, respectively. From time to time, the Administrator may voluntarily waive all or a portion of the administration fees otherwise payable by a Portfolio in order to increase the net income available for distribution to shareholders.


DISTRIBUTOR

         S Shares in each Portfolio are sold continuously by the Distributor, BISYS Fund Services, an affiliate of the Administrator. The Distributor also monitors the Fund's arrangements under the Distribution and Services Plan described below. The Distributor is a registered broker-dealer with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219.

DISTRIBUTION AND SERVICES PLAN

         The Fund has adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act with respect to S Shares of the Portfolios. Under the Distribution and Services Plan, the Fund may pay (i) the Distributor or another person for distribution services provided and expenses assumed and (ii) Service Organizations for shareholder administrative services provided pursuant to servicing agreements in connection with S Shares of a Portfolio. Payments to the Distributor are to compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of S Shares, including compensating dealers and other sales personnel (which may include affiliates of the Fund's Adviser), direct advertising and marketing expenses and expenses incurred in connection with preparing, printing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and Statements of Additional Information (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Distribution and Services Plan. See "Management of the Fund -- Service Organizations" below for a description of the servicing agreements and the services provided by Service Organizations.

         Under the Distribution and Services Plan for S Shares, payments by the Fund for distribution expenses may not exceed .75% (annualized) of the average daily net asset value of a Portfolio's outstanding S Shares and payments for shareholder administrative servicing expenses may not exceed .25% (annualized) of the average daily net asset value of a Portfolio's outstanding S Shares.

SERVICE ORGANIZATIONS


         The servicing agreements adopted under the Distribution and Services Plan (the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include Mercantile Bank and its affiliates) to perform certain services, including providing administrative services with respect to the beneficial owners of S Shares of a Portfolio, such as establishing and maintaining accounts and records for their customers who invest in such Shares, assisting customers in processing purchase, exchange and redemption requests, developing, maintaining and supporting systems necessary to support cash management services, such as Sweep Accounts and/or in changing dividend options and account descriptions and responding to customer inquiries concerning their investments.


         Under the Servicing Agreements and upon notice to the Fund, a Service Organization may subcontract with one or more entities for the performance of certain services provided under its Servicing Agreement with the Fund. Such Service Organization shall be as fully responsible to the Fund for the acts or omissions of any subcontractor as it would be for its own acts or omissions. The fees payable to any sub-contractor are paid by the Service Organization out of the fees it receives from the Fund.

          The Fund understands that Service Organizations providing such administrative services may also charge fees to their customers beneficially owning S Shares. These fees would be in addition to any amounts which may be received by such a Service Organization under its Servicing Agreement with the Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service

Organization by a Portfolio and any other compensation payable by its customers in connection with their investment in such Shares. Customers of such a Service Organization receiving servicing fees should read this Prospectus and the Sweep Materials in light of the terms governing their accounts with their Service Organization.

CUSTODIAN AND TRANSFER AGENT


         Mercantile Bank, an affiliate of the Fund and a wholly-owned subsidiary of Mercantile, with principal offices located at One Mercantile Center, 8th and Locust Streets, St. Louis, Missouri 63101, serves as Custodian of each Portfolio's assets. BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.


REGULATORY MATTERS


         Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling the Shares of a registered, open-end investment company continuously engaged in the issuance of its Shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Shares of the Portfolios. Such banking laws and regulations do not prohibit such a holding company or affiliate, or banks, from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing Shares of such a company as agent for and upon the order of customers. Mercantile Bank, MVA, Service Organizations that are banks or bank affiliates, and broker-dealers that are bank affiliates are subject to such laws and regulations, but believe they may perform the services for the Portfolios contemplated by their respective agreements, this Prospectus and the Statement of Additional Information without violating applicable banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretation of federal laws expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


         Should future legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Portfolios and the shareholders, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is not expected that investors would suffer any adverse financial consequences as a result of any of these occurrences.

         If current restrictions preventing a bank from legally sponsoring, organizing, controlling, or distributing Shares of an investment company were relaxed, Mercantile Bank, or an affiliate of Mercantile Bank, would consider the possibility of offering to perform additional services for the Portfolios. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Mercantile Bank, or such an affiliate, might offer to provide such services.

         Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by the Portfolios to a financial intermediary in connection with the investment of fiduciary funds in a Portfolio's Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.

EXPENSES

         Except as noted above and in the Statement of Additional Information under "Investment Advisory and Administrative Contracts" and "Custodian and Transfer Agent," the Fund's service contractors bear all expenses in connection with the performance of their services, except that the Distributor is compensated pursuant to the Distribution and Services Plan as described under "Distribution and Services Plan" above. Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, 12b-1 fees, servicing fees, certain fees and expenses in registering and qualifying a Portfolio and its Shares for distribution under federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to a particular Portfolio will be allocated among all Portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable. Any expenses relating only to a particular class of Shares within a Portfolio will be borne solely by such class. See "Certain Financial Information" and "Management of the Fund" above for additional information regarding expenses of each Portfolio.


                          OTHER INFORMATION CONCERNING
                             THE FUND AND ITS SHARES

DESCRIPTION OF SHARES

         The Fund was organized as a Maryland corporation on September 9, 1982 and is a mutual fund of the type known as an "open-end management investment company". The Fund's principal office is located at 3435 Stelzer Road, Columbus, Ohio 43219.

         The Fund's Charter authorizes the Board of Directors to issue up to twenty billion full and fractional shares of common stock, and to classify and reclassify any unauthorized and unissued shares into one or more classes of shares. The Board of Directors may similarly classify or reclassify any class of shares into one or more series.

         Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Portfolios, each of which (except the Tax-Exempt Money Market Portfolio) is classified as a diversified company under the 1940 Act: 1 billion Trust Shares, 300 million Institutional Shares, 2 billion S Shares and 100 million Investor A Shares, representing interests in the Treasury Money Market Portfolio; 1.8 billion Trust Shares, 300 million Institutional Shares, 2 billion S Shares, 550 million Investor A Shares and 50 million Investor B Shares, representing interests in the Money Market Portfolio; and 300 million Trust Shares, 2 billion S Shares and 50 million Investor A Shares, representing interests in the Tax-Exempt Money Market Portfolio. Trust Shares, Institutional Shares, S Shares, Investor A Shares and/or Investor B Shares of the Portfolios are described in separate prospectuses which are available from the Distributor at the telephone number on the cover of this Prospectus. Shares in the Portfolios will be issued without Share certificates.

         The S Shares of the Portfolio are described in this Prospectus. The Portfolios also offer Trust Shares and Investor A Shares and, in addition, each Portfolio except the Tax-Exempt Money Market Portfolio offers Institutional Shares and the Money Market Portfolio offers Investor B Shares. Trust Shares of the Portfolios are offered to financial institutions acting on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account-level asset-based management fees. Institutional Shares of the Portfolios are offered to financial institutions acting on behalf of discretionary and non-discretionary accounts for which they do not receive account-level asset-based management fees. Trust Shares and Institutional Shares are sold without a sales charge. Investor A Shares of the Portfolios are sold without a sales charge through selected broker/dealers and other financial intermediaries to individual or institutional customers. Investor B Shares of the Money Market Portfolio, which are sold with a maximum 5.0% contingent deferred sales load, are available for purchase only by those investors participating in the ARCH Asset Adviser Program. Otherwise, Investor B Shares of the Money Market Portfolio are available only to the holders of Investor B Shares of another portfolio offered by the Fund who wish to exchange their Investor B Shares of such other portfolio for Investor B Shares of the Money Market Portfolio. Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares bear their PRO RATA portion of all operating expenses paid by a Portfolio, except that Trust Shares and Institutional Shares bear all payments under the Portfolio's respective Administrative Services Plans adopted for such Shares, and S Shares, Investor A Shares and Investor B Shares bear all payments under the Portfolio's respective Distribution and Services Plans adopted for such Shares. In addition, Institutional Shares of a Portfolio bear the expense of certain sub-transfer agency fees.

         Payments under the Administrative Services Plans for Trust and Institutional Shares are made to Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Institutional Shares. Payments under the Administrative Services Plans may not exceed .25% (on an annual basis) of the average daily net asset value of outstanding Trust and Institutional Shares of the Money Market Portfolios.

         Payments under the Distribution and Services Plans for Investor A Shares and Investor B Shares are made to (i) the Distributor or another person for providing distribution assistance and assuming certain related expenses, and
(ii) Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Investor A Shares. Payments under the Distribution and Services Plan for Investor A Shares may not exceed .25% (on an annual basis) of the average daily net asset value of outstanding Investor A Shares of the Portfolios. Payments under the Distribution and Services Plan for Investor B Shares may not exceed 1.00% (on an annual basis) of the average daily net asset value of the Money Market Portfolio's outstanding Investor B Shares. Distribution payments made under the Distribution and Services Plans are subject to the requirements of Rule 12b-1 under the 1940 Act.

         The Fund offers various services and privileges in connection with Investor A Shares and/or Investor B Shares of a

Portfolio that are not offered in connection with the Portfolio's Trust Shares, Institutional Shares or S Shares, including an automatic investment program and an automatic withdrawal plan. Each class of Shares also offers different exchange privileges. Investor B Shares convert automatically into Investor A Shares eight years after the beginning of the calendar month in which the Shares were purchased.

         Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. Shares of all Portfolios will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of a particular Portfolio will vote together as a single class on matters relating to the Portfolio's investment advisory agreement and investment objective and fundamental policies. Only holders of Trust Shares, however, will vote on matters relating to the Administrative Services Plan for Trust Shares and only holders of Institutional Shares will vote on matters pertaining to the Administrative Services Plan for Institutional Shares. Similarly, only holders of S Shares will vote on matters pertaining to the Distribution and Services Plan for S Shares, only holders of Investor A Shares will vote on matters pertaining to the Distribution and Services Plan for Investor A Shares and only holders of Investor B Shares will vote on matters pertaining to the Distribution and Services Plan for Investor B Shares.

         The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding Shares, the Fund will call a special meeting to vote on the question of removal of a director.

         Shares of the Portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding Shares (irrespective of Portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Shares will be fully paid and nonassessable.

MISCELLANEOUS

         As used in this Prospectus, a "vote of a majority of the outstanding Shares" of a Portfolio means, with respect to the approval of an investment advisory agreement or a change in an investment objective or fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of such Portfolio (irrespective of class), or (b) 67% or more of the Shares of such Portfolio (irrespective of class) present at a meeting if more than 50% of the outstanding

Shares of such Portfolio are
represented at the meeting in person or by proxy.


         As of March 5, 1998, Mercantile Bank and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares. Therefore, Mercantile Bank may be deemed to be a controlling person of the Fund within the meaning of the 1940 Act.


         Inquiries regarding the Portfolios may be directed to the Fund at 1-800-452-4015.

NO PERSON HAS BEEN AUTHORIZED                                   THE ARCH
TO GIVE ANY INFORMATION OR TO MAKE                              FUND(R), INC.
ANY REPRESENTATIONS NOT CONTAINED
IN THIS PROSPECTUS, OR IN THE                                   TREASURY MONEY
PORTFOLIOS' STATEMENT OF ADDITIONAL                             MARKET PORTFOLIO
INFORMATION INCORPORATED HEREIN BY
REFERENCE, IN CONNECTION WITH THE                               MONEY MARKET
OFFERING MADE BY THIS PROSPECTUS AND,                           PORTFOLIO
IF GIVEN OR MADE, SUCH INFORMATION
OR REPRESENTATIONS MUST NOT BE RELIED                           TAX-EXEMPT
UPON AS HAVING BEEN AUTHORIZED BY THE                           MONEY MARKET
PORTFOLIOS, THE FUND, OR THE                                    PORTFOLIO
DISTRIBUTOR.  THIS PROSPECTUS DOES
NOT CONSTITUTE AN OFFERING BY THE
PORTFOLIOS, THE FUND OR THE DISTRIBUTOR
IN ANY JURISDICTION IN WHICH SUCH
OFFERING MAY NOT LAWFULLY BE MADE.

     --------------------

       TABLE OF CONTENTS                                                        S SHARES

                                                                 PAGE
Highlights..........................................................3
Certain Financial Information.......................................5
Expense Summary for S Shares........................................6
Financial Highlights................................................8
Investment Objectives, Policies
  and Risk Considerations..........................................12
Investment Limitations.............................................23
Pricing of Shares..................................................26           [OLD LOGO]
How to Purchase and Redeem Shares..................................27
         Purchase of Shares........................................27
         Redemption of Shares......................................28
         Other Redemption Information..............................29
Yields   ..........................................................30           PROSPECTUS
Dividends and Distributions........................................32           MARCH 31, 1998
Taxes    ..........................................................32
Management of the Fund.............................................35
Other Information Concerning
  the Fund and Its Shares..........................................40


     Investment Adviser:
Mississippi Valley Advisors Inc.
  an indirect wholly-owned subsidiary
  of Mercantile Bancorporation Inc.


Distributor:  BISYS Fund Services

                              CROSS REFERENCE SHEET
                            (Investor A and B Shares)

                    The ARCH Treasury Money Market Portfolio
                         The ARCH Money Market Portfolio
                   The ARCH Tax-Exempt Money Market Portfolio
                  The ARCH U.S. Government Securities Portfolio
                 The ARCH Intermediate Corporate Bond Portfolio
                          The ARCH Bond Index Portfolio
                 The ARCH Government & Corporate Bond Portfolio
                 The ARCH Short-Intermediate Municipal Portfolio
                   The ARCH Missouri Tax-Exempt Bond Portfolio
                   The ARCH National Municipal Bond Portfolio
                        The ARCH Equity Income Portfolio
                         The ARCH Equity Index Portfolio
                    The ARCH Growth & Income Equity Portfolio
                        The ARCH Growth Equity Portfolio
                       The ARCH Small Cap Equity Portfolio
                    The ARCH Small Cap Equity Index Portfolio
                     The ARCH International Equity Portfolio
                           The ARCH Balanced Portfolio



Form N-1A Part A Item                                   Prospectus Caption
---------------------                                   ------------------

1.       Cover Page.....................................   Cover Page

2.       Synopsis.......................................   Expense Summary
                                                           for Investor A
                                                           Shares

3.       Condensed Financial
           Information..................................   Certain Financial
                                                           Information;
                                                           Financial
                                                           Highlights; Yields
                                                           and Total
                                                           Returns

4.       General Description
           of Registrant................................   Highlights;
                                                           Investment
                                                           Objectives, Policies
                                                           and Risk
                                                           Considerations;
                                                           Other Information
                                                           Concerning the Fund
                                                           and Its Shares

5.       Management of the Fund.........................   Management of the
                                                           Fund

5A.      Management's Discussion of
           Fund Performance.............................   Inapplicable

6.       Capital Stock and
           Other Securities.............................   How to Purchase and
                                                           Redeem Shares;
                                                           Dividends
                                                           and Distributions;
                                                           Taxes; Other
                                                           Information
                                                           Concerning the Fund
                                                           and Its Shares

7.       Purchase of Securities
           Being Offered................................   How to Purchase and
                                                           Redeem Shares

8.       Redemption or Repurchase.......................   How to Purchase and
                                                           Redeem Shares

9.       Pending Legal Proceedings......................   Inapplicable

                            INVESTOR SHARES




                            THE ARCH FUND(R), INC.

                            PROSPECTUS


                            MARCH 31, 1998




                            Money Market Portfolios
                                Treasury Money Market Portfolio
                                Money Market Portfolio
                                Tax-Exempt Money Market Portfolio


                            Taxable Bond Portfolios
                                U.S. Government Securities Portfolio
                                Intermediate Corporate Bond Portfolio
                                Bond Index Portfolio
                                Government & Corporate Bond Portfolio


                            Tax-Exempt Bond Portfolios
                                Short-Intermediate Municipal Portfolio
                                Missouri Tax-Exempt Bond Portfolio
                                National Municipal Bond Portfolio


                            Stock Portfolios
                                Equity Income Portfolio
                                Equity Index Portfolio
                                Growth & Income Equity Portfolio

                                Growth Equity Portfolio

                                Small Cap Equity Portfolio

                                Small Cap Equity Index Portfolio

                                International Equity Portfolio
                                Balanced Portfolio

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Highlights..................................................    3
Certain Financial Information...............................    7
Expense Summary for Investor A and Investor B Shares........    8
Financial Highlights........................................   14
Investment Objectives, Policies and Risk Considerations.....   37
Pricing of Shares...........................................   64
How to Purchase and Redeem Shares...........................   64
  Purchase of Shares........................................   64
  Automatic Investment Program (AIP)........................   66
  Applicable Sales Charges -- Investor A Shares of the
     Equity and Bond Portfolios.............................   66
  Reduced Sales Charges -- Investor A Shares of the Equity
     and Bond Portfolios....................................   67
  Applicable Sales Charges -- Investor B Shares of the CDSC
     Portfolios.............................................   68
  Characteristics Of Investor A Shares and Investor B
     Shares.................................................   69
  Exchange Privileges.......................................   71
  Redemption of Shares......................................   72
  Redemption by Mail........................................   72
  Redemption by Telephone...................................   72
  Automatic Withdrawal Plan.................................   73
  Purchase of Investor A Shares at Net Asset Value..........   73
  Other Purchase, Exchange and Redemption Information.......   74
Yields and Total Returns....................................   74
Dividends and Distributions.................................   76
Taxes.......................................................   77
Management of the Fund......................................   80
Other Information Concerning the Fund and its Shares........   84
  Description of Shares.....................................   84

                             THE ARCH FUND(R), INC.



                    INVESTOR A SHARES AND INVESTOR B SHARES



     The ARCH Fund, Inc. is an open-end, management investment company that currently offers Shares in eighteen investment portfolios. This Prospectus describes the Investor A Shares in each of those portfolios and the Investor B Shares in eleven of those portfolios. Except as provided below, Investor A Shares and Investor B Shares are sold through selected broker/dealers and other financial intermediaries to individual or institutional customers. Investor A Shares (with the exception of Investor A Shares in the money market portfolios) are sold with a front-end sales charge. Investor B Shares are sold with a contingent deferred sales charge.



     The ARCH Fund, Inc. consists of the following portfolios:



MONEY MARKET PORTFOLIOS                         TAXABLE BOND PORTFOLIOS
     Treasury Money Market Portfolio            U.S. Government Securities Portfolio
     Money Market Portfolio                     Intermediate Corporate Bond Portfolio
     Tax-Exempt Money Market Portfolio          Bond Index Portfolio
                                                Government & Corporate Bond Portfolio
STOCK PORTFOLIOS
     Equity Income Portfolio                    TAX-EXEMPT BOND PORTFOLIOS
     Equity Index Portfolio                     Short-Intermediate Municipal Portfolio
     Growth & Income Equity Portfolio           Missouri Tax-Exempt Bond Portfolio
     Growth Equity Portfolio                    National Municipal Bond Portfolio
     Small Cap Equity Portfolio
     Small Cap Equity Index Portfolio
     International Equity Portfolio
     Balanced Portfolio



     This Prospectus sets forth concisely certain information about the Portfolios that prospective investors should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Portfolios, contained in a Statement of Additional Information dated March 31, 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. An investor may obtain the Statement of Additional Information without charge by writing the Fund at P.O. Box 78069, St. Louis, Missouri 63178 or by calling 1-800-452-4015.



     AN INVESTMENT IN THE TREASURY MONEY MARKET PORTFOLIO, MONEY MARKET PORTFOLIO OR TAX-EXEMPT MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT ANY OF THESE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.



     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                 MARCH 31, 1998

     Mississippi Valley Advisors Inc. ("MVA" or the "Adviser"), an indirect wholly-owned subsidiary of Mercantile Bancorporation Inc. ("Mercantile"), acts as investment adviser for the Portfolios. Mercantile Bank National Association ("Mercantile Bank"), an affiliate of the Adviser, serves as custodian; BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator; and BISYS Fund Services (the "Distributor") serves as sponsor and distributor. In addition, Clay Finlay Inc. ("Clay Finlay" or the "Sub-Adviser") serves as sub-adviser for the International Equity Portfolio.



     Portfolio Shares are not bank deposits, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency, and are not the obligations of or guaranteed or otherwise supported by any bank. An investment in the Portfolios involves investment risk, including the possible loss of principal.

                                   HIGHLIGHTS

     The ARCH Fund, Inc. (the "Fund") is an open-end, management investment company (commonly known as a mutual fund) registered under the Investment Company Act of 1940, as amended. The Fund offers investment opportunities in eighteen investment portfolios: the ARCH TREASURY MONEY MARKET, MONEY MARKETand TAX-EXEMPT MONEY MARKET PORTFOLIOS (the "Money Market Portfolios") and the ARCH U.S. GOVERNMENT SECURITIES, INTERMEDIATE CORPORATE BOND, BOND INDEX, GOVERNMENT & CORPORATE BOND, SHORT-INTERMEDIATE MUNICIPAL, MISSOURI TAX-EXEMPT BOND, NATIONAL MUNICIPAL BOND, EQUITY INCOME, EQUITY INDEX, GROWTH & INCOME EQUITY, GROWTH EQUITY, SMALL CAP EQUITY, SMALL CAP EQUITY INDEX, INTERNATIONAL EQUITY and BALANCED PORTFOLIOS(the "Equity and Bond Portfolios" and, together with the Money Market Portfolios, the "Portfolios"). Each Portfolio represents a separate pool of assets with different investment objectives and policies (as described below under "Investment Objectives, Policies and Risk Considerations"). MVA serves as adviser, Mercantile Bank as custodian, BISYS Fund Services Ohio, Inc. as administrator and BISYS Fund Services as sponsor and distributor. In addition, Clay Finlay serves as sub-adviser for the International Equity Portfolio. For information on expenses, fee waivers, and services, see "Certain Financial Information," "Financial Highlights" and "Management of the Fund."

     The following information generally describes the Portfolios and their investment objectives. There can be no assurance that the Portfolios will be able to achieve their respective investment objectives.

     THE ARCH TREASURY MONEY MARKET PORTFOLIO'S investment objective is to seek a high level of current income exempt from state income tax consistent with liquidity and security of principal.

     THE ARCH MONEY MARKET PORTFOLIO'S investment objective is to seek current income with liquidity and stability of principal.

     THE ARCH TAX-EXEMPT MONEY MARKET PORTFOLIO'S investment objective is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

     The Money Market Portfolios each seek to maintain a net asset value of $1.00 per Share. Each Money Market Portfolio's assets are invested in dollar-denominated debt securities with remaining maturities of 397 days (13 months) or less as defined by the Securities and Exchange Commission, and each Money Market Portfolio's dollar-weighted average portfolio maturity will not exceed 90 days. All securities acquired by the Money Market Portfolios will be determined by MVA, under guidelines approved by the Fund's Board of Directors, to present minimal credit risks and to be rated in the highest category (or deemed comparable in quality) at the time of purchase. There can be no assurance that the Money Market Portfolios will be able to achieve a stable net asset value on a continuous basis.

     THE ARCH U.S. GOVERNMENT SECURITIES PORTFOLIO'S investment objective is to seek a high rate of current income that is consistent with relative stability of principal. The Portfolio is designed for investors who seek higher current income than is typically offered by money market funds and who are willing to accept a variable Share value to achieve that objective.

     THE ARCH INTERMEDIATE CORPORATE BOND PORTFOLIO'S investment objective is to seek as high a level of current income as is consistent with preservation of capital. The Portfolio is designed for investors who seek higher current income than is typically offered by money market funds with less principal volatility than is normally associated with a long-term bond fund.

     THE ARCH BOND INDEX PORTFOLIO'S investment objective is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. Government, mortgage-backed, asset-backed and corporate debt securities, as represented by the Lehman Brothers Aggregate Bond Index. The Portfolio is designed for investors who are willing to accept the risks associated with an investment in fixed income securities, and who seek investment results that, before deduction of operating expenses, approximate the price and yield performance of selected debt securities, as represented by the Lehman Brothers Aggregate Bond Index.

     THE ARCH GOVERNMENT & CORPORATE BOND PORTFOLIO'S investment objective is to seek the highest level of current income consistent with conservation of capital. The Portfolio is designed for investors who seek higher current income than is typically offered by money market funds and who are willing to accept a variable Share value to achieve that objective.

     THE ARCH SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO'S investment objective is to seek as high a level of current income, exempt from regular federal income tax, as is consistent with preservation of capital. The Portfolio is designed for investors who seek a yield that is higher than a municipal money market fund with less principal volatility than is normally associated with a long-term municipal bond fund.

     THE ARCH MISSOURI TAX-EXEMPT BOND PORTFOLIO'S investment objective is to seek as high a level of interest income exempt from federal income tax as is consistent with conservation of capital. Under normal market conditions, substantially all of the Portfolio's assets are expected to be invested in municipal obligations that are also exempt from Missouri state income tax. The Portfolio is designed for investors who seek a higher rate of return than that typically offered by tax-exempt money market funds and who are willing to accept a variable Share value to achieve that objective.

     THE ARCH NATIONAL MUNICIPAL BOND PORTFOLIO'S investment objective is to seek as high a level of current income exempt from regular federal income tax as is consistent with conservation of capital. The Portfolio is designed for investors who seek current income that is exempt from regular federal income tax and relative stability of principal.

     THE ARCH EQUITY INCOME PORTFOLIO'S investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation. The Portfolio is designed for investors who seek an above-average level of income consistent with long-term capital appreciation, and who are prepared to accept the risks associated with an investment in equity securities.

     THE ARCH EQUITY INDEX PORTFOLIO'S investment objective is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Portfolio is designed for investors who are willing to accept the risks associated with an investment in equity securities, and who seek investment results that, before deduction of operating expenses, approximate the price and yield performance of selected large capitalization common stocks, as represented by the Standard & Poor's 500 Composite Stock Price Index.

     THE ARCH GROWTH & INCOME EQUITY PORTFOLIO'S investment objective is to provide long-term capital growth, with income a secondary consideration. The Portfolio is designed for investors who seek capital growth, and who are willing to accept the risks associated with equity securities.

     THE ARCH GROWTH EQUITY PORTFOLIO'S investment objective is capital appreciation.

     THE ARCH SMALL CAP EQUITY PORTFOLIO'S investment objective is capital appreciation. Current income is an incidental consideration in the selection of portfolio securities. The Portfolio is designed for investors who seek capital growth, and who are willing to accept the risks associated with equity securities.

     THE ARCH SMALL CAP EQUITY INDEX PORTFOLIO'Sinvestment objective is to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. common stocks with smaller stock market capitalizations, as represented by the Standard & Poor's SmallCap 600 Stock Price Index. The Portfolio is designed for investors who are willing to accept the risks associated with an investment in small capitalization equity securities, and who seek investment results that, before deduction for operating expenses, approximate the price and yield performance of selected small capitalization common stocks, as represented by the Standard & Poor's SmallCap 600 Stock Price Index.

     THE ARCH INTERNATIONAL EQUITY PORTFOLIO'S investment objective is to provide capital growth consistent with reasonable investment risk by investing primarily in foreign equity securities, most of which will be denominated in foreign currencies. The Portfolio is designed for investors who seek capital growth, wish to diversify their investments beyond the United States, and are prepared to accept the risks entailed in such investments. These risks may be greater than those associated with investments in the equity securities of companies located in the United States.

     THE ARCH BALANCED PORTFOLIO'S investment objective is to maximize total return through a combination of growth of capital and current income consistent with the preservation of capital. The Portfolio is designed for investors who seek capital growth, and who are prepared to accept the risks associated with equity securities.

     The Tax-Exempt Money Market, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios seek to provide income exempt from federal tax. In addition, the Missouri Tax-Exempt Bond Portfolio seeks to provide income that is also exempt from Missouri income tax.

     Investors should note that one or more of the Portfolios may, subject to their investment policies and limitations, purchase variable and floating rate instruments, enter into repurchase agreements and reverse repurchase agreements, make securities loans, invest in options, futures and index-based depository receipts, and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. For example, the absence of a secondary market for a particular variable or floating rate instrument could make it difficult for a Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. Default by a counterparty to a repurchase agreement or securities lending transaction could expose a Portfolio to loss because of adverse market action or possible delay in disposing of the underlying collateral. Reverse repurchase agreements are subject to the risk that the market value of the securities sold by a Portfolio will decline below the repurchase price which the Portfolio is obligated to pay. Purchasing options is a specialized investment technique which entails a substantial risk of loss of amounts paid as premiums to option writers. Investments in futures and related options are subject to the ability of the Adviser to correctly predict movements in the direction of the market and there is no assurance that a liquid market will exist for a particular futures contract at any particular time.

     The Equity and Bond Portfolios, other than the Bond Index, Equity Index and Small Cap Equity Index Portfolios, may engage in short-term trading, which may also involve greater risk and increase such Portfolios' expenses. The International Equity Portfolio will invest principally in foreign equity securities, most of which will be denominated in foreign currencies. The Growth Equity Portfolio may invest to a limited extent in foreign equity securities. The other Portfolios do not invest in instruments denominated in foreign currencies (except that the Growth & Income Equity, Small Cap Equity, and Balanced Portfolios may invest in certain Canadian securities and the Intermediate Corporate Bond Portfolio may invest in debt securities issued by foreign corporations and governments). Foreign securities entail certain inherent risks, such as future political and economic developments and the adoption of foreign government restrictions, that might adversely affect payment of dividends or principal and interest.

     The Tax-Exempt Money Market, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios may, under certain conditions, make limited investments in securities the income from which may be subject to federal income tax. See "Investment Objectives, Policies and Risk Considerations" below and the Statement of Additional Information under "Investment Objectives and Policies."

     The Fund offers investors the opportunity to invest in a variety of professionally managed investments without having to become involved with detailed management, accounting and safekeeping procedures normally related to direct investments in securities. The Portfolios also offer the economic advantages of block trading in securities and the availability of a family of eighteen mutual funds should an investor's investment goals change.

     This Prospectus describes the Investor A Shares of each Portfolio and the Investor B Shares of the Money Market, U.S. Government Securities, Government & Corporate Bond, Missouri Tax-Exempt

Bond, National Municipal Bond, Equity Income, Growth & Income Equity, Growth Equity, Small Cap Equity, International Equity and Balanced Portfolios (the "CDSC Portfolios"). Investor A Shares of each Portfolio are sold with a front-end sales charge, except for Investor A Shares of the Money Market Portfolios which are sold without a sales charge. For information on purchasing, exchanging or redeeming Investor A Shares and/or Investor B Shares of the Portfolios, please see "How to Purchase and Redeem Shares" below. For a discussion comparing Investor A Shares and Investor B Shares, please see "Characteristics of Investor A Shares and Investor B Shares," and "Factors to Consider When Selecting Investor A Shares or Investor B Shares" on pages 67 and 68, respectively.

                         CERTAIN FINANCIAL INFORMATION


     Shares of the Money Market Portfolio have been classified into five classes of Shares -- Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares. Shares of the U.S. Government Securities, Government & Corporate Bond, Equity Income, Growth & Income Equity, Growth Equity, Small Cap Equity, International Equity and Balanced Portfolios have been classified into four classes of Shares -- Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares. Shares of the Treasury Money Market Portfolio have been classified into four classes of Shares -- Trust Shares, Institutional Shares, S Shares and Investor A Shares. Shares of the Intermediate Corporate Bond, Bond Index, Equity Index and Small Cap Equity Index Portfolios have been classified into three classes of Shares -- Trust Shares, Institutional Shares and Investor A Shares. Shares of the Tax-Exempt Money Market Portfolio have been classified into three classes of Shares -- Trust Shares, S Shares and Investor A Shares. Shares of the Missouri Tax-Exempt Bond and National Municipal Bond Portfolios have been classified into three classes of Shares -- Trust Shares, Investor A Shares and Investor B Shares. Shares of the Short-Intermediate Municipal Portfolio have been classified into two classes of Shares -- Trust Shares and Investor A Shares. Shares of each class in a Portfolio represent equal, pro rata interests in the investments held by that Portfolio and are identical in all respects, except that Shares of each class bear separate distribution and/or shareholder administrative servicing fees and certain other operating expenses, and enjoy certain exclusive voting rights on matters relating to these fees. See "Other Information Concerning the Fund and Its Shares," "Management of the
Fund -- Administrative Services Plan," and "Management of the Fund -- Custodian, Sub-Custodian and Transfer Agent" below. As a result of payments for distribution and/or shareholder administrative servicing fees and certain other operating expenses that may be made in differing amounts, the net investment income of Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares in a Portfolio can be expected, at any given time, to be different. As of the date of this Prospectus, the Fund has not commenced its offering of S Shares.


     The Tax-Exempt Money Market Portfolio and Missouri Tax-Exempt Bond Portfolio commenced operations on July 10, 1986 and July 15, 1988, respectively, as separate investment portfolios (the "Predecessor Tax-Exempt Money Market Portfolio" and "Predecessor Missouri Tax-Exempt Bond Portfolio", respectively) of The ARCH Tax-Exempt Trust (the "Trust"), which was organized as a Massachusetts business trust. On October 2, 1995, the Predecessor Tax-Exempt Money Market Portfolio and the Predecessor Missouri Tax-Exempt Bond Portfolio were reorganized as new portfolios of the Fund. Prior to the reorganization, these Predecessor Portfolios offered and sold shares of beneficial interest that were similar to the Fund's Trust Shares, Investor A Shares and Investor B Shares.


     The Growth Equity Portfolio commenced operations on January 4, 1993 as the Arrow Equity Portfolio, a separate investment portfolio (the "Predecessor Growth Equity Portfolio") of Arrow Funds, which was organized as a Massachusetts business trust. On November 21, 1997, the Predecessor Growth Equity Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Growth Equity Portfolio offered and sold shares of beneficial interest that were similar to the Fund's Investor A Shares.

              EXPENSE SUMMARY FOR INVESTOR A AND INVESTOR B SHARES



                                                                   TAX-
                          TREASURY                                EXEMPT              U.S.             INTERMEDIATE
                           MONEY               MONEY              MONEY            GOVERNMENT           CORPORATE        BOND
                           MARKET             MARKET              MARKET           SECURITIES              BOND         INDEX
                         PORTFOLIO           PORTFOLIO          PORTFOLIO           PORTFOLIO           PORTFOLIO     PORTFOLIO
                         ----------   -----------------------   ----------   -----------------------   ------------   ----------
                         INVESTOR A   INVESTOR A   INVESTOR B   INVESTOR A   INVESTOR A   INVESTOR B    INVESTOR A    INVESTOR A
                         ----------   ----------   ----------   ----------   ----------   ----------   ------------   ----------
SHAREHOLDER TRANSACTION
  EXPENSES
Front-End Sales Load
  Imposed on Purchases
  (as a percentage of
  offering price).......     NONE         NONE         NONE         NONE         2.5%(1)      NONE          4.5%(1)       2.5%(1)
Deferred Sales Charge
  (as a percentage of
  offering price).......     NONE         NONE         5.0%(2)      NONE         NONE         5.0%(2)       NONE          NONE
ANNUAL PORTFOLIO
  OPERATING EXPENSES (as
  a percentage of
  average net assets)
Investment Advisory Fees
  (net of fee
  waivers)(3)...........     .35%         .35%         .35%         .35%         .45%         .45%          .55%          .30%
12b-1 Fees, including
  distribution and
  service fees (net of
  waivers)(4)...........     .25%         .25%        1.00%         .25%         .30%        1.00%          .30%          .30%
Other Expenses
  (including
  administration fees
  and other expenses)
  (net of fee waivers
  and expense
 reimbursements)(5,6)...     .18%         .17%         .17%         .17%         .22%         .22%          .28%          .22%
                            ----         ----         ----         ----         ----         ----          ----          ----
Total Portfolio
  Operating Expenses
  (net of fee waivers
  and expense
  reimbursements)(6)....     .78%         .77%        1.52%         .77%         .97%        1.67%         1.13%          .82%
                            ====         ====         ====         ====         ====         ====          ====          ====


------------


(1) Reduced sales charge may be available. See "How to Purchase and Redeem Shares -- Reduced Sales Charges -- Investor A Shares of the Equity and Bond Portfolios."

(2) This amount applies to redemptions during the first year. The deferred sales charge decreases to 4.0%, 3.0%, 3.0%, 2.0% and 1.0% for redemptions made during the second through sixth years, respectively. No deferred sales charge is charged after the sixth year. See "How to Purchase and Redeem Shares -- Applicable Sales Charge -- Investor B Shares of the CDSC Portfolios."

(3) Without waivers, Investment Advisory Fees would be .40%, .40% and .40% for the Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios, respectively.


(4) Without waivers, 12b-1 fees would be .25% for Investor A Shares of the Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios.


(5) Without fee waivers, administration fees for a Portfolio would be .20% (.10% for the Tax-Exempt Money Market Portfolio).


(6) Without fee waivers and/or expense reimbursements, Other Expenses would be .27%, .27%, .17%, .32%, .38% and .32% for Investor A Shares of the Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond and Bond Index Portfolios, respectively, and .27% and .32% for Investor B Shares of the Money Market and U.S. Government Securities Portfolios, respectively, and Total Portfolio Operating Expenses would be .93%, .92%, .82%, 1.07%, 1.23% and .92% for Investor A Shares of the Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond and Bond Index Portfolios, respectively, and 1.67% and 1.77% for Investor B Shares of the Money Market and U.S. Government Securities Portfolios, respectively.

                                                                 SHORT              MISSOURI
                                         GOVERNMENT &         INTERMEDIATE         TAX-EXEMPT            NATIONAL MUNICIPAL
                                        CORPORATE BOND         MUNICIPAL              BOND                      BOND
                                           PORTFOLIO           PORTFOLIO            PORTFOLIO                 PORTFOLIO
                                    -----------------------   ------------   -----------------------   -----------------------
                                    INVESTOR A   INVESTOR B    INVESTOR A    INVESTOR A   INVESTOR B   INVESTOR A   INVESTOR B
                                    ----------   ----------    ----------    ----------   ----------   ----------   ----------
SHAREHOLDER TRANSACTION EXPENSES
 Front-End Sales Load Imposed on
 Purchases
 (as a percentage of offering
 price)............................    4.5%(1)      NONE           2.5%(1)      4.5%(1)      NONE         4.5%(1)      NONE
Deferred Sales Charge (as a
 percentage of offering price).....    NONE         5.0%(2)        NONE         NONE         5.0%(2)      NONE         5.0%(2)
ANNUAL PORTFOLIO OPERATING EXPENSES
 (as a percentage of average net
 assets)
Investment Advisory Fees...........    .45%         .45%           .55%         .45%         .45%         .55%         .55%
12b-1 Fees, including distribution
 and service fees (after
 waivers)(3).......................    .30%        1.00%           .25%         .20%        1.00%         .20%        1.00%
Other Expenses (including
 administration fees and other
 expenses) (net of fee waivers and
 expense reimbursements)(4,5)......    .21%         .21%           .38%         .21%         .21%         .21%         .21%
Total Portfolio Operating Expenses
 (net of fee waivers and expense
 reimbursements)(5)................    .96%        1.66%          1.18%         .86%        1.66%         .96%        1.76%
                                       ===         ====           ====          ===         ====          ===         ====


                                             EQUITY              EQUITY
                                             INCOME              INDEX
                                            PORTFOLIO          PORTFOLIO
                                     -----------------------   ----------
                                     INVESTOR A   INVESTOR B   INVESTOR A
                                     ----------   ----------   ----------
SHAREHOLDER TRANSACTION EXPENSES
 Front-End Sales Load Imposed on
 Purchases
 (as a percentage of offering
 price)............................     4.5%(1)      NONE         2.5%(1)
Deferred Sales Charge (as a
 percentage of offering price).....     NONE         5.0%(2)      NONE
ANNUAL PORTFOLIO OPERATING EXPENSES
 (as a percentage of average net
 assets)
Investment Advisory Fees...........     .75%         .75%         .30%
12b-1 Fees, including distribution
 and service fees (after
 waivers)(3).......................     .30%        1.00%         .30%
Other Expenses (including
 administration fees and other
 expenses) (net of fee waivers and
 expense reimbursements)(4,5)......     .22%         .22%         .37%
Total Portfolio Operating Expenses
 (net of fee waivers and expense
 reimbursements)(5)................    1.27%        1.97%         .97%
                                       ====         ====          ===


------------


   (1) Reduced sales charge may be available. See "How to Purchase and Redeem Shares -- Reduced Sales Charges -- Investor A Shares of the Equity and Bond Portfolios."

   (2) This amount applies to redemptions during the first year. The deferred sales charge decreases to 4.0%, 3.0%, 3.0%, 2.0% and 1.0% for redemptions made during the second through sixth years, respectively. No deferred sales charge is charged after the sixth year. See "How to Purchase and Redeem Shares -- Applicable Sales Charge -- Investor B Shares of the CDSC Portfolios."
   (3) Without waivers, 12b-1 fees would be .30% for Investor A Shares of each Portfolio.
   (4) Without fee waivers, administration fees for a Portfolio would be .20%.

   (5) Without fee waivers and/or expense reimbursements, Other Expenses would be .31%, .48%, .31%, .31%, .32% and .47% for Investor A Shares of the Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income and Equity Index Portfolios, respectively, and Total Portfolio Operating Expenses would be 1.06%, 1.33%, 1.06%, 1.16%, 1.37% and 1.07% for Investor A Shares of the
       Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income and Equity Index Portfolios, respectively. Other Expenses would be .31%, .31%, .31% and .32% for Investor B Shares of the Government & Corporate Bond, Missouri Tax-Exempt Bond, National Municipal Bond and Equity Income Portfolios, respectively, and Total Portfolio Operating Expenses would be 1.76%, 1.76%, 1.86% and 2.07% for Investor B Shares of the Government & Corporate Bond, Missouri Tax-Exempt Bond, National Municipal Bond and Equity Income Portfolios, respectively.

                                                                                                                  SMALL
                                                                                                                   CAP
                                      GROWTH & INCOME                                                             EQUITY
                                          EQUITY                 GROWTH EQUITY           SMALL CAP EQUITY         INDEX
                                         PORTFOLIO                 PORTFOLIO                 PORTFOLIO          PORTFOLIO
                                  -----------------------   -----------------------   -----------------------   ----------
                                  INVESTOR A   INVESTOR B   INVESTOR A   INVESTOR B   INVESTOR A   INVESTOR B   INVESTOR A
                                  ----------   ----------   ----------   ----------   ----------   ----------   ----------
SHAREHOLDER TRANSACTION EXPENSES
 Front-End Sales Load Imposed on
 Purchases (as a percentage of
 offering price).................    4.5%(1)      NONE         4.5%(1)      NONE         4.5%(1)      NONE         2.5%(1)
Deferred Sales Charge (as a
 percentage of offering price)...    NONE         5.0%(2)      NONE         5.0%(2)      NONE         5.0%(2)      NONE
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (as a percentage of average net
 assets)
Investment Advisory Fees (net of
 waivers)(3).....................    .55%         .55%         .75%         .75%         .75%         .75%         .00%
12b-1 Fees, including
 distribution and service fees
 (after waivers)(4)..............    .30%        1.00%         .30%        1.00          .30%        1.00%         .30%
Other Expenses (including
 administration fees and other
 expenses)(net of fee waivers and
 expense reimbursements)(5,6)....    .19%         .19%         .23%         .23%         .20%         .20%         .37%
                                     ---          ---          ---          ---          ---          ---          ---
Total Portfolio Operating
 Expenses (net of fee waivers and
 expense reimbursements)(6)......   1.04%        1.74%        1.28%        1.98%        1.25%        1.95%         .67%
                                    ====         ====         ====         ====         ====         ====          ===


                                        INTERNATIONAL
                                           EQUITY                   BALANCED
                                          PORTFOLIO                 PORTFOLIO
                                   -----------------------   -----------------------
                                   INVESTOR A   INVESTOR B   INVESTOR A   INVESTOR B
                                   ----------   ----------   ----------   ----------
SHAREHOLDER TRANSACTION EXPENSES
 Front-End Sales Load Imposed on
 Purchases (as a percentage of
 offering price).................     4.5%(1)      NONE         4.5%(1)      NONE
Deferred Sales Charge (as a
 percentage of offering price)...     NONE         5.0%(2)      NONE         5.0%(2)
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (as a percentage of average net
 assets)
Investment Advisory Fees (net of
 waivers)(3).....................    1.00%        1.00%         .75%         .75%
12b-1 Fees, including
 distribution and service fees
 (after waivers)(4)..............     .30%        1.00%         .30%        1.00%
Other Expenses (including
 administration fees and other
 expenses)(net of fee waivers and
 expense reimbursements)(5,6)....     .28%         .28%         .22%         .22%
                                      ---          ---          ---          ---
Total Portfolio Operating
 Expenses (net of fee waivers and
 expense reimbursements)(6)......    1.58%        2.28%        1.27%        1.97%
                                     ====         ====         ====         ====


------------


(1) Reduced sales charge may be available. See "How to Purchase and Redeem Shares -- Reduced Sales Charges -- Investor A Shares of the Equity and Bond Portfolios."

(2) This amount applies to redemptions during the first year. The deferred sales charge decreases to 4.0%, 3.0%, 3.0%, 2.0% and 1.0% for redemptions made during the second through sixth years, respectively. No deferred sales charge is charged after the sixth year. See "How to Purchase and Redeem Shares -- Applicable Sales Charge -- Investor B Shares of the CDSC Portfolios."

(3) Without fee waivers, Investment Advisory Fees would be .40% for the Small Cap Equity Index Portfolio.


(4) Without waivers, 12b-1 fees would be .30% for Investor A Shares of each Portfolio.


(5) Without fee waivers, administration fees for a Portfolio would be .20%.


(6) Without fee waivers and/or expense reimbursements, Other Expenses for Investor A Shares would be .29%, .33%, .30%, .50%, .45% and .32% and Total Portfolio Operating Expenses for Investor A Shares would be 1.14%, 1.38%, 1.35%, 1.20%, 1.75% and 1.37% of the Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios, respectively. Without fee waivers and/or expense reimbursements, Other Expenses for Investor B Shares would be .29%, .33%, .30%, .45% and .32%, and Total Portfolio Operating Expenses would be 1.84%, 2.08%, 2.05%, 2.45% and 2.07% for the Growth & Income Equity, Growth Equity, Small Cap Equity, International Equity and Balanced Portfolios, respectively.

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
EXAMPLE                                                      ------   -------   -------   --------
  You would pay the following expenses on a $1,000
     investment, assuming (1) a 5% annual return and (2)
     redemption at the end of each period:
  Treasury Money Market Portfolio
  Investor A Shares........................................   $ 8      $ 25      $ 43       $ 97
  Money Market Portfolio
  Investor A Shares........................................   $ 8      $ 25      $ 43       $ 95
  Investor B Shares
     Assuming complete redemption at end of period(1)......   $65      $ 78      $103       $161
     Assuming no redemption................................   $15      $ 48      $ 83       $161
  Tax-Exempt Money Market Portfolio
  Investor A Shares........................................   $ 8      $ 25      $ 43       $ 95
  U.S. Government Securities Portfolio
  Investor A Shares(2).....................................   $35      $ 55      $ 77       $141
  Investor B Shares
     Assuming complete redemption at end of period(1)......   $67      $ 83      $111       $179
     Assuming no redemption................................   $17      $ 53      $ 91       $179
  Intermediate Corporate Bond Portfolio
  Investor A Shares(2).....................................   $56      $ 79      $104       $176
  Bond Index Portfolio
  Investor A Shares(2).....................................   $33      $ 51      $ 69       $124
  Government & Corporate Bond Portfolio
  Investor A Shares(2).....................................   $54      $ 74      $ 96       $158
  Investor B Shares
     Assuming complete redemption at end of period(1)......   $67      $ 82      $110       $178
     Assuming no redemption................................   $17      $ 52      $ 90       $178
  Short-Intermediate Municipal Portfolio
  Investor A Shares(2).....................................   $37      $ 62      $ 88       $165
  Missouri Tax-Exempt Bond Portfolio
  Investor A Shares(2).....................................   $53      $ 71      $ 91       $146
  Investor B Shares
     Assuming complete redemption at end of period(1)......   $67      $ 82      $110       $175
     Assuming no redemption................................   $17      $ 52      $ 90       $175
  National Municipal Bond Portfolio
  Investor A Shares(2).....................................   $54      $ 74      $ 96       $158
  Investor B Shares
     Assuming complete redemption at end of period(1)......   $68      $ 85      $115       $186
     Assuming no redemption................................   $18      $ 55      $ 95       $186
  Equity Income Portfolio
  Investor A Shares(2).....................................   $57      $ 83      $112       $191
  Investor B Shares
     Assuming complete redemption at end of period(1)......   $70      $ 92      $126       $211
     Assuming no redemption................................   $20      $ 62      $106       $211
  Equity Index Portfolio
  Investor A Shares(2).....................................   $35      $ 55      $ 77       $141

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
EXAMPLE                                                      ------   -------   -------   --------
  Growth & Income Equity Portfolio
  Investor A Shares(2).....................................   $55      $ 77      $100       $166
  Investor B Shares
     Assuming complete redemption at end of period(1)......   $68      $ 85      $114       $187
     Assuming no redemption................................   $18      $ 55      $ 94       $187
  Growth Equity Portfolio
  Investor A Shares(2).....................................   $57      $ 84      $112       $193
  Investor B Shares
     Assuming complete redemption at end of period(1)......   $70      $ 92      $127       $213
     Assuming no redemption................................   $20      $ 62      $107       $213
  Small Cap Equity Portfolio
  Investor A Shares(2).....................................   $57      $ 83      $111       $189
  Investor B Shares
     Assuming complete redemption at end of period(1)......   $70      $ 91      $125       $209
     Assuming no redemption................................   $20      $ 61      $105       $209
  Small Cap Equity Index Portfolio
  Investor A Shares(2).....................................   $32      $ 46       N/A        N/A
  International Equity Portfolio
  Investor A Shares(2).....................................   $60      $ 93      $127       $224
  Investor B Shares
     Assuming complete redemption at end of period(1)......   $73      $101      $142       $244
     Assuming no redemption................................   $23      $ 71      $122       $244
  Balanced Portfolio
  Investor A Shares(2).....................................   $57      $ 83      $112       $191
  Investor B Shares
     Assuming complete redemption at end of period(1)......   $70      $ 92      $126       $211
     Assuming no redemption................................   $20      $ 62      $106       $211


---------------

(1) Assumes deduction of maximum applicable contingent deferred sales charge.

(2) Assumes deduction at time of purchase of maximum applicable front-end sales charge.

(3) Based on conversion of Investor B Shares into Investor A Shares after eight years.

     THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of all of the Portfolios is contained in the Fund's Annual Report to Shareholders dated November 30, 1997 which may be obtained without charge by contacting the Fund at the address or telephone number provided on page 1 of this Prospectus.



     The purpose of the foregoing tables is to assist in understanding the various costs and expenses that an investor in a Portfolio's Investor A Shares or Investor B Shares will bear directly or indirectly. The information contained in such tables with respect to the Money Market, Tax-Exempt Money Market, U.S. Government Securities, Missouri Tax-Exempt Bond, Growth & Income Equity (A Shares), Small Cap Equity and Balanced (A Shares) Portfolios is based on expenses incurred by each of these Portfolios during the last fiscal year with respect to its Investor A Shares or Investor B Shares. Such information with respect to the Treasury Money Market, Intermediate Corporate Bond, Bond Index, Government & Corporated Bond, Short-Intermediate Municipal, National Municipal Bond, Equity Income, Equity Index, Growth Equity(A Shares) and International Equity Portfolios is based on expenses incurred by each of these Portfolios during the last fiscal year, restated to reflect the expenses that each such Portfolio expects to incur during the current fiscal year with respect to its Investor A Shares or Investor B Shares. Such information with respect to the Growth Equity (B Shares) and Small Cap Equity Index Portfolios is based on the expenses that such Portfolio expects to incur during the current fiscal year with respect to its Investor A Shares. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information.) The Tables and Examples have not been audited by the Fund's independent auditors and do not reflect any charges that may be imposed by financial institutions on their customers. Because of the payments for distribution services (12b-1 fees) under the Distribution and Services Plans as shown in the above table, long-term shareholders of Investor A Shares of the Equity and Bond Portfolios and Investor B Shares of the CDSC Portfolios may pay more than the economic equivalent of the maximum front-end sales load permitted by the National Association of Securities Dealers, Inc.

                              FINANCIAL HIGHLIGHTS


     The "Financial Highlights" in the following tables supplement the Fund's financial statements, which are contained in the Fund's Annual Report to Shareholders dated November 30, 1997 and incorporated by reference into the Statement of Additional Information, and set forth certain historic results for
(i) Investor A Shares of each Portfolio other than the Small Cap Equity Index Portfolio which had not commenced operations as of November 30, 1997, and (ii) Investor B Shares of the Money Market, U.S. Government Securities, Government & Corporate Bond, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income, Growth & Income Equity, Small Cap Equity, International Equity and Balanced Portfolios. The Fund had not commenced its offering of Investor B Shares of the Growth Equity Portfolio, as of November 30, 1997. The data for the years or periods ended November 30, 1989 through 1997, and with respect to (a) the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolios (and their Predecessor Portfolios), for the years ended November 30, 1997 and 1996, the six-month period ended November 30, 1995 and each of the years or periods ended May 31, 1990 through 1995, (b) the Growth Equity Portfolio (and its Predecessor Portfolio) for the two-month period ended November 30, 1997 and each of the years or periods end September 30, 1993 through 1997, has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report insofar as it relates to each of the years or periods in the five-year period ended November 30, 1997 (the years ended November 30, 1996 and 1997, the six-month period ended November 30, 1995 and each of the years or periods in the three-year period ended May 31, 1995 with respect to the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolios (and their Predecessor Portfolios) and the two-month period ended November 30, 1997 and each of the years or periods in the four-year period ended September 30, 1997 with respect to the Growth Equity Portfolio (and its Predecessor Portfolio)) on the financial statements containing such information is incorporated by reference into the Statement of Additional Information. The data for the year ended November 30, 1988 and with respect to the Predecessor Tax-Exempt Money Market and Predecessor Missouri Tax-Exempt Bond Portfolios, for the years ended May 31, 1989 and 1988 were derived from financial statements audited by the Fund's and the Trust's prior auditors.



     Further information about the performance of the Portfolios is available in the Annual Report. Both the Statement of Additional Information and the Annual Report may be obtained free of charge by contacting the Fund at the address or telephone number on page 1 of this Prospectus.

                        TREASURY MONEY MARKET PORTFOLIO
              (For a Share(b) outstanding throughout each period)


                                                                                                                   DECEMBER 2,
                                                                          YEAR ENDED NOVEMBER 30,                    1991 TO
                                                            ----------------------------------------------------   NOVEMBER 30,
                                                              1997       1996       1995     1994(B)      1993      1992(a)(b)
                                                            --------   --------   --------   --------   --------   ------------
                                                            INVESTOR   INVESTOR   INVESTOR   INVESTOR   INVESTOR     INVESTOR
                                                            A SHARES   A SHARES   A SHARES   A SHARES    SHARES       SHARES
                                                            --------   --------   --------   --------   --------   ------------
Net asset value, beginning of period......................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00      $  1.00
                                                            -------    -------    -------    -------    -------      -------
Investment activities
  Net investment income...................................    0.044      0.044      0.048      0.031      0.024        0.017
                                                            -------    -------    -------    -------    -------      -------
  Total from investment activities........................    0.044      0.044      0.048      0.031      0.024        0.017
                                                            -------    -------    -------    -------    -------      -------
Distributions
  Net investment income...................................   (0.044)    (0.044)    (0.048)    (0.031)    (0.024)      (0.017)
                                                            -------    -------    -------    -------    -------      -------
  Total distributions.....................................   (0.044)    (0.044)    (0.048)    (0.031)    (0.024)      (0.017)
                                                            -------    -------    -------    -------    -------      -------
Net asset value, end of period............................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00      $  1.00
                                                            =======    =======    =======    =======    =======      =======
  Total return............................................     4.53%      4.46%      4.93%      3.16%      2.43%        1.79%(c)
Ratios/Supplemental Data:
  Net assets at end of period (000).......................  $ 8,409    $ 7,667    $ 2,776    $ 1,713    $ 1,411      $ 3,257
  Ratio of expenses to average net assets (including
    waivers)..............................................     0.77%      0.81%      0.78%      0.71%      0.64%        0.58%(d)
  Ratio of net investment income to average net assets
    (including waivers)...................................     4.43%      4.35%      4.84%      3.14%      2.41%        2.88%(d)
  Ratio of expenses to average net assets (before
    waivers)*.............................................     0.92%      0.96%      0.93%      0.94%      0.97%        1.02%(d)
  Ratio of net investment income to average net assets
    (before waivers)*.....................................     4.28%      4.20%      4.69%      2.90%      2.08%        2.44%(d)


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.

(b) On December 2, 1991, the Portfolio issued a series of Shares which were designated as "Trust" Shares. In addition, on April 20, 1992, the Portfolio issued a second series of Shares which were designated as "Investor" Shares. The financial highlights presented for the period prior to April 20, 1992 represent the financial highlights applicable to Trust Shares. On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares.

(c) Not Annualized.
(d) Annualized.

                             MONEY MARKET PORTFOLIO
              (For a Share(a) outstanding throughout each period)


                                                                        YEAR ENDED NOVEMBER 30,
                                         -------------------------------------------------------------------------------------
                                           1997       1996       1995     1994(A)      1993       1992     1991(A)      1990
                                         --------   --------   --------   --------   --------   --------   --------   --------
                                         INVESTOR   INVESTOR   INVESTOR   INVESTOR   INVESTOR   INVESTOR
                                         A SHARES   A SHARES   A SHARES    SHARES     SHARES     SHARES
                                         --------   --------   --------   --------   --------   --------
    Net asset value,
     beginning of period...............  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $   1.00
                                         --------   -------    -------    -------    -------    -------    -------    --------
    Investment activities
     Net investment income.............    0.048      0.047      0.052      0.033      0.025      0.032      0.056       0.078
                                         --------   -------    -------    -------    -------    -------    -------    --------
     Total from investment
       activities......................    0.048      0.047      0.052      0.033      0.025      0.032      0.056       0.078
                                         --------   -------    -------    -------    -------    -------    -------    --------
    Distributions
     Net investment income.............   (0.048)    (0.047)    (0.052)    (0.033)    (0.025)    (0.032)    (0.056)     (0.078)
                                         --------   -------    -------    -------    -------    -------    -------    --------
     Total distributions...............   (0.048)    (0.047)    (0.052)    (0.033)    (0.025)    (0.032)    (0.056)     (0.078)
                                         --------   -------    -------    -------    -------    -------    -------    --------
    Net asset value, end of period.....  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $   1.00
                                         ========   =======    =======    =======    =======    =======    =======    ========
    Total return.......................     4.93%      4.81%      5.33%      3.37%      2.52%      3.21%      5.75%       8.08%
    Ratios/Supplemental Data:
    Net assets at end of period
     (000).............................  $164,777   $91,166    $64,865    $48,384    $46,920    $52,224    $60,436    $896,903
    Ratio of expenses to average net
     assets (including waivers)........     0.77%      0.78%      0.77%      0.78%      0.79%      0.80%      0.72%       0.55%
    Ratio of net investment income to
     average net assets (including
     waivers)..........................     4.84%      4.70%      5.20%      3.35%      2.50%      3.21%      5.69%       7.77%
    Ratio of expenses to average net
     assets (before waivers)*..........     0.92%      0.93%      0.92%      0.93%      0.93%      0.94%      0.80%       0.60%
    Ratio of net investment income to
     average net assets (before
     waivers)*.........................     4.69%      4.55%      5.05%      3.20%      2.36%      3.07%      5.61%       7.72%

                                                                      JAN. 26,
                                        YEAR ENDED NOVEMBER 30,       1996 TO
                                     ------------------------------   NOV. 30,
                                       1989       1988       1997     1996(c)
                                     --------   --------   --------   --------
                                                           INVESTOR   INVESTOR
                                                           B SHARES   B SHARES
                                                           --------   --------
    Net asset value,
     beginning of period...........  $   1.00   $   1.00   $  1.00    $  1.00
                                     --------   --------   -------    -------
    Investment activities
     Net investment income.........     0.088      0.071     0.041      0.033
                                     --------   --------   -------    -------
     Total from investment
       activities..................     0.088      0.071     0.041      0.033
                                     --------   --------   -------    -------
    Distributions
     Net investment income.........    (0.088)    (0.071)   (0.041)    (0.033)
                                     --------   --------   -------    -------
     Total distributions...........    (0.088)    (0.071)   (0.041)    (0.033)
                                     --------   --------   -------    -------
    Net asset value, end of period.  $   1.00   $   1.00   $  1.00    $  1.00
                                     ========   ========   =======    =======
    Total return...................      9.21%      7.33%(b)  4.15%      3.35%(b)
    Ratios/Supplemental Data:
    Net assets at end of period
     (000).........................  $661,145   $289,764   $    73    $    41
    Ratio of expenses to average
     net assets including waivers).      0.45%      0.45%     1.52%      1.47%(d)
    Ratio of net investment income
     to average net assets
     (including waivers)...........      8.82%      7.12%     4.10%      3.73%(d)
    Ratio of expenses to average
     net assets (before waivers)*..      0.60%      0.58%     1.67%      1.68%(d)
    Ratio of net investment income
     to average net assets (before
     waivers)*.....................      8.67%      6.99%     3.95%      3.52%(d)


------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) As of December 1, 1990, the Portfolio designated existing Shares as "Investor" Shares. On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares.

   (b) Not Annualized.
   (c) Period from date of initial public offering.
   (d) Annualized.

                      TAX-EXEMPT MONEY MARKET PORTFOLIO(a)
              (For a Share(b) outstanding throughout each period)

                                           YEAR       YEAR     SIX MONTHS
                                          ENDED      ENDED       ENDED                       YEAR ENDED MAY 31,
                                         NOV. 30    NOV. 30     NOV. 30     ----------------------------------------------------
                                           1997       1996      1995(E)     1995(B)      1994       1993       1992       1991
                                         --------   --------   ----------   --------   --------   --------   --------   --------
                                         INVESTOR   INVESTOR    INVESTOR    INVESTOR   INVESTOR   INVESTOR   INVESTOR   INVESTOR
                                         A SHARES   A SHARES    A SHARES    A SHARES    SHARES     SHARES     SHARES     SHARES
                                         --------   --------   ----------   --------   --------   --------   --------   --------
    Net asset value, beginning of
      period...........................  $  1.00    $  1.00      $ 1.00     $  1.00     $ 1.00     $ 1.00    $  1.00     $ 1.00
                                         -------    -------      ------     -------     ------     ------    -------     ------
    Investment activities
      Net investment income............    0.028      0.028       0.014       0.027      0.017      0.019      0.031      0.047
                                         -------    -------      ------     -------     ------     ------    -------     ------
      Total from investment
        activities.....................    0.028      0.028       0.014       0.027      0.017      0.019      0.031      0.047
                                         -------    -------      ------     -------     ------     ------    -------     ------
    Distributions
      Net investment income............   (0.028)    (0.028)     (0.014)     (0.027)    (0.017)    (0.019)    (0.031)    (0.047)
                                         -------    -------      ------     -------     ------     ------    -------     ------
      Total distributions..............   (0.028)    (0.028)     (0.014)     (0.027)    (0.017)    (0.019)    (0.031)    (0.047)
                                         -------    -------      ------     -------     ------     ------    -------     ------
    Net asset value, end of period.....  $  1.00    $  1.00      $ 1.00     $  1.00     $ 1.00     $ 1.00    $  1.00     $ 1.00
                                         =======    =======      ======     =======     ======     ======    =======     ======
    Total return.......................     2.88%      2.83%       1.45%(c)    2.70%      1.73%      1.90%      3.16%      4.82%
    Ratios/Supplemental Data:
      Net assets at end of period
        (000)..........................  $15,789    $17,984      $5,403     $ 5,138     $8,631     $6,837    $10,956     $8,286
      Ratio of expenses to average net
        assets
        (including waivers)............     0.77%      0.75%       0.94%(d)    0.84%      0.76%      0.80%      0.87%      0.58%
      Ratio of net investment income to
        average net assets (including
        waivers).......................     2.82%      2.78%       2.87%(d)    2.63%      1.72%      1.88%      3.10%      5.09%
      Ratio of expenses to average net
        assets (before waivers)*.......     0.82%      0.80%       0.99%(d)    0.93%      0.86%      0.90%      0.97%      0.68%
      Ratio of net investment income to
        average net assets (before
        waivers)*......................     2.77%      2.73%       2.82%(d)    2.54%      1.62%      1.78%      3.00%      4.99%


                                         YEAR ENDED MAY 31,
                                     ---------------------------
                                     1990(B)   1989(B)   1988(b)
                                     -------   -------   -------
                                     DOLLAR    DOLLAR    DOLLAR
                                     SHARES    SHARES    SHARES
                                     -------   -------   -------
    Net asset value, beginning of
      period.......................  $ 1.00    $ 1.00    $ 1.00
                                     ------    ------    ------
    Investment activities
      Net investment income........   0.041     0.042     0.025
                                     ------    ------    ------
      Total from investment
        activities.................   0.041     0.042     0.025
                                     ------    ------    ------
    Distributions
      Net investment income........  (0.041)   (0.042)   (0.025)
                                     ------    ------    ------
      Total distributions..........  (0.041)   (0.042)   (0.025)
                                     ------    ------    ------
    Net asset value, end of period.  $ 1.00    $ 1.00    $ 1.00
                                     ======    ======    ======
    Total return...................    5.73%     5.72%     1.81%
    Ratios/Supplemental Data:
      Net assets at end of period
        (000)......................       0    $3,083         0
      Ratio of expenses to average
        assets
        (including waivers)........    0.78%     0.65%     0.65%
      Ratio of net investment incom
        average net assets (includi
        waivers)...................    5.30%     5.38%     4.05%
      Ratio of expenses to average
        assets (before waivers)*...    0.87%     0.83%     0.80%
      Ratio of net investment incom
        average net assets (before
        waivers)*..................    5.21%     5.20%     3.90%


------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (a) The Portfolio commenced operations on July 10, 1986 as an investment portfolio of The ARCH Tax-Exempt Trust. On October 27, 1995, it was reorganized as a new portfolio of the Fund.

   (b) "Investor A" Shares were originally issued as "Dollar" Shares in June of 1987. As of September 28, 1990, the Portfolio redesignated its existing Shares as "Investor" Shares. On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares.


   (c) Not Annualized.


   (d) Annualized.


   (e) Upon its reorganization as a portfolio of the Fund, the Portfolio changed its fiscal year-end from May 31 to November 30.

                      U.S. GOVERNMENT SECURITIES PORTFOLIO
              (For a Share(a) outstanding throughout each period)


                                                             YEAR ENDED NOVEMBER 30,
                                         ---------------------------------------------------------------
                                           1997       1996       1995     1994(A)      1993       1992
                                         --------   --------   --------   --------   --------   --------
                                         INVESTOR   INVESTOR   INVESTOR   INVESTOR   INVESTOR   INVESTOR
                                         A SHARES   A SHARES   A SHARES   A SHARES    SHARES     SHARES
                                         -------    -------    -------    -------    -------    -------
    Net asset value,
      beginning of period..............  $ 10.67    $ 10.85    $ 10.05    $ 11.20    $ 10.80    $ 10.68
                                         -------    -------    -------    -------    -------    -------
    Investment activities
      Net investment income............     0.60       0.62       0.64       0.61       0.59       0.62
      Net realized and unrealized gains
        (losses) from investments......    (0.07)     (0.15)      0.80      (1.00)      0.47       0.13
                                         -------    -------    -------    -------    -------    -------
      Total from investment
        activities.....................     0.53       0.47       1.44      (0.39)      1.06       0.75
                                         -------    -------    -------    -------    -------    -------
    Distributions
      Net investment income............    (0.58)     (0.62)     (0.64)     (0.61)     (0.59)     (0.62)
      In excess of net investment
        income.........................       --      (0.03)        --         --         --         --
      Net realized gains...............       --         --         --         --      (0.07)     (0.01)
      In excess of net realized
        gains..........................       --         --         --      (0.18)        --         --
                                         -------    -------    -------    -------    -------    -------
      Total distributions..............    (0.58)     (0.65)     (0.64)     (0.79)     (0.66)     (0.63)
                                         -------    -------    -------    -------    -------    -------
    Net asset value, end of period.....  $ 10.62    $ 10.67    $ 10.85    $ 10.05    $ 11.20    $ 10.80
                                         =======    =======    =======    =======    =======    =======
    Total return (excludes sales
      charges).........................     5.20%      4.57%     14.66%     (3.14)%    10.03%      7.20%
    Ratios/Supplemental Data:
    Net Assets at end of period
      (000)............................  $ 5,181    $ 7,153    $ 8,179    $ 9,631    $ 9,567    $ 7,499
    Ratio of expenses to average net
      assets (including waivers).......     0.97%      0.97%      0.97%      0.96%      0.97%      0.95%
    Ratio of net investment income to
      average net assets (including
      waivers).........................     5.56%      5.82%      6.05%      5.98%      5.25%      5.72%
    Ratio of expenses to average net
      assets (before waivers)*.........     1.07%      1.07%      1.07%      1.06%      1.08%      1.09%
    Ratio of net investment income to
      average net assets
      (before waivers)*................     5.46%      5.72%      5.95%      5.88%      5.14%      5.58%
    Portfolio turnover**...............   100.33%     53.76%     93.76%        50%        24%        74%

                                                                    JUNE 2,
                                       YEAR ENDED NOVEMBER 30,      1988 TO
                                     ----------------------------   NOV. 30,
                                     1991(A)     1990      1989     1988(b)
                                     --------   -------   -------   --------
                                     INVESTOR
                                      SHARES
                                     -------
    Net asset value,
      beginning of period..........  $ 10.21    $ 10.06   $  9.94   $ 10.00
                                     -------    -------   -------   -------
    Investment activities
      Net investment income........     0.75       0.76      0.85      0.36
      Net realized and unrealized
        gains (losses) from
        investments................     0.47       0.16      0.11     (0.06)
                                     -------    -------   -------   -------
      Total from investment
        activities.................     1.22       0.92      0.96      0.30
                                     -------    -------   -------   -------
    Distributions
      Net investment income........    (0.75)     (0.77)    (0.84)    (0.36)
      In excess of net investment
        income.....................       --         --        --        --
      Net realized gains...........       --         --        --        --
      In excess of net realized
        gains......................       --         --        --        --
                                     -------    -------   -------   -------
      Total distributions..........    (0.75)     (0.77)    (0.84)    (0.36)
                                     -------    -------   -------   -------
    Net asset value, end of period.  $ 10.68    $ 10.21   $ 10.06   $  9.94
                                     =======    =======   =======   =======
    Total return (excludes sales
      charges).....................    12.36%      9.66%    10.40%     3.05%(c)(d)
    Ratios/Supplemental Data:
    Net Assets at end of period
      (000)........................  $ 5,791    $ 6,856   $ 5,954   $ 4,335
    Ratio of expenses to average
      net assets (including
      waivers).....................     0.82%      0.73%     0.74%     0.79%(e)
    Ratio of net investment income
      to average net assets
      (including waivers)..........     7.12%      7.80%     8.50%     7.26%(e)
    Ratio of expenses to average
      net assets (before waivers)*.     1.36%      1.28%     1.29%     1.40%(e)
    Ratio of net investment income
      to average net assets
      (before waivers)*............     6.58%      7.25%     7.95%     6.65%(e)
    Portfolio turnover**...........       36%        53%       84%      215%


------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


   (a) As of December 1, 1990, the Portfolio designated the existing series of Shares as "Investor" Shares. On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares and authorized the issuance of a series of Shares designated as "Investor B" Shares.


   (b) Period from commencement of operations.


   (c) Unaudited




   (d) Not Annualized.


   (e) Annualized.

                      U.S. GOVERNMENT SECURITIES PORTFOLIO


              (For a Share(a) outstanding throughout each period)



                                                                  INVESTOR B SHARES
                                                           --------------------------------
                                                             YEAR        YEAR      MARCH 1,
                                                            ENDED       ENDED      1995 TO
                                                           NOV. 30,    NOV. 30,    NOV. 30,
                                                             1997        1996      1995(B)
                                                           --------    --------    --------
Net asset value,
  beginning of period....................................  $ 10.66      $10.84      $10.34
                                                           -------      ------      ------
Investment activities
  Net investment income..................................     0.51        0.55        0.31
  Net realized and unrealized gains (losses) from
     investments.........................................    (0.05)      (0.15)       0.50
                                                           -------      ------      ------
  Total from investment activities.......................     0.46        0.40        0.81
                                                           -------      ------      ------
Distributions
  Net investment income..................................    (0.51)      (0.55)      (0.31)
  Net realized gains.....................................       --          --          --
  In excess of realized gains............................       --       (0.03)         --
                                                           -------      ------      ------
  Total distributions....................................    (0.51)      (0.58)      (0.31)
                                                           -------      ------      ------
Net asset value, end of period...........................  $ 10.61      $10.66      $10.84
                                                           =======      ======      ======
Total return (excludes sales charges)....................     4.47%       3.85%      12.85%(c)
Ratios/Supplemental Data:
  Net assets at end of period (000)......................  $   466      $  359      $   41
  Ratio of expenses to average net assets (including
     waivers)............................................     1.67%       1.66%       1.68%(d)
  Ratio of net investment income to average net assets
     (including waivers).................................     4.84%       5.06%       5.37%(d)
  Ratio of expenses to average net assets (before
     waivers)*...........................................     1.77%       1.76%       1.78%(d)
  Ratio of net investment income to average net assets
     (before waivers)*...................................     4.74%       4.96%       5.27%(d)
  Portfolio turnover**...................................   100.33%      53.76%      93.76%


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


(a) As of December 1, 1990, the Portfolio designated the existing series of Shares as "Investor" Shares. On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares and authorized the issuance of a series of Shares designated as "Investor B" Shares.


(b) Period from date of initial public offering.


(c) Represents total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus total return for Investor B Shares from March 1, 1995 to November 30, 1995.


(d) Annualized.

                     INTERMEDIATE CORPORATE BOND PORTFOLIO

                (For a Share outstanding throughout the period)



                                                               FEBRUARY 10, 1997
                                                                       TO
                                                              NOVEMBER 30, 1997(A)
                                                              --------------------
                                                                   INVESTOR A
                                                                     SHARES
                                                              --------------------
Net asset value, beginning of period........................        $ 10.00
                                                                    -------
Investment activities
  Net investment income.....................................           0.52
  Net realized and unrealized gains (losses) from
     investments............................................           0.11
                                                                    -------
  Total from investment activities..........................           0.63
                                                                    -------
Distributions
  Net investment income.....................................          (0.52)
                                                                    -------
  Total distributions.......................................          (0.52)
                                                                    -------
Net asset value, end of period..............................        $ 10.11
                                                                    =======
Total return (excludes sales charges).......................           6.48%(b)
Ratios/Supplementary Data:
  Net assets at the end of period (000).....................        $   277
  Ratio of expenses to average net assets...................           0.58%(c)
  Ratio of net investment income to average net assets......           6.52%(c)
  Ratio of expenses to average net assets*..................           1.31%(c)
  Ratio of net investment income to average net assets*.....           5.79%(c)
  Portfolio turnover**......................................          61.98%


------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

 (a) Period from commencement of operations.
 (b) Not Annualized.
 (c) Annualized.

                              BOND INDEX PORTFOLIO

                (For a Share outstanding throughout the period)



                                                               FEBRUARY 10, 1997
                                                                       TO
                                                              NOVEMBER 30, 1997(A)
                                                              --------------------
                                                                   INVESTOR A
                                                                     SHARES
                                                              --------------------
Net asset value, beginning of period........................        $ 10.00
                                                                    -------
Investment activities
  Net investment income.....................................           0.50
  Net realized and unrealized gains (losses) from
     investments............................................           0.17
                                                                    -------
  Total from investment activities..........................           0.67
                                                                    -------
Distributions
  Net investment income.....................................          (0.50)
                                                                    -------
  Total distributions.......................................          (0.50)
                                                                    -------
Net asset value, end of period..............................        $ 10.17
                                                                    =======
Total return (excludes sales charges).......................           6.93%(b)
Ratios/Supplementary Data:
  Net assets at the end of period (000).....................        $    55
  Ratio of expenses to average net assets...................           0.54%(c)
  Ratio of net investment income to average net assets......           6.71%(c)
  Ratio of expenses to average net assets*..................           0.95%(c)
  Ratio of net investment income to average net assets*.....           6.30%(c)
  Portfolio turnover**......................................          46.16%


------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

  (a) Period from commencement of operations.
  (b) Not Annualized.
  (c) Annualized.

                     GOVERNMENT & CORPORATE BOND PORTFOLIO
              (For a Share(a) outstanding throughout each period)


                                                                            YEAR ENDED NOVEMBER 30,
                                                        ---------------------------------------------------------------
                                                          1997       1996       1995     1994(A)      1993       1992
                                                        --------   --------   --------   --------   --------   --------
                                                        INVESTOR   INVESTOR   INVESTOR   INVESTOR   INVESTOR   INVESTOR
                                                        A SHARES   A SHARES   A SHARES   A SHARES    SHARES     SHARES
                                                        -------    -------     ------     ------     ------     ------
    Net asset value, beginning of period............... $ 10.34    $ 10.53     $ 9.64     $10.65     $10.26     $10.15
                                                        -------    -------     ------     ------     ------     ------
    Investment activities
      Net investment income............................    0.56       0.64       0.61       0.60       0.64       0.66
      Net realized and unrealized gains (losses) from
        investments....................................    0.01      (0.19)      0.89      (0.94)      0.39       0.11
                                                        -------    -------     ------     ------     ------     ------
      Total from investment activities.................    0.57       0.45       1.50      (0.34)      1.03       0.77
                                                        -------    -------     ------     ------     ------     ------
    Distributions
      Net investment income............................   (0.56)     (0.64)     (0.61)     (0.60)     (0.64)     (0.66)
      In excess of net realized gains..................      --         --         --      (0.07)        --         --
                                                        -------    -------     ------     ------     ------     ------
      Total distributions..............................   (0.56)     (0.64)     (0.61)     (0.67)     (0.64)     (0.66)
                                                        -------    -------     ------     ------     ------     ------
    Net asset value, end of period..................... $ 10.35    $ 10.34     $10.53     $ 9.64     $10.65     $10.26
                                                        =======    =======     ======     ======     ======     ======
    Total return (excludes sales charges)..............    5.78%      4.51%     15.98%(d)   (3.32)%   10.23%      7.81%
    Ratios/Supplemental Data:
      Net assets at end of period (000)................ $ 4,774    $ 4,915     $5,496     $5,167     $3,737     $2,490
      Ratio of expenses to average net assets
        (including waivers)............................    0.95%      0.95%      0.95%      0.95%(f)    0.95%     0.93%
      Ratio of net investment income to average net
        assets (including waivers).....................    5.46%      6.06%      6.03%      6.00%      6.00%      6.45%(f)
      Ratio of expenses to average net assets
        (before waivers)*..............................    1.05%      1.05%      1.05%      1.05%      1.05%      1.06%
      Ratio of net investment income to average net
        assets (before waivers)*.......................    5.36%      5.96%      5.93%      5.90%      5.90%      6.32%
      Portfolio turnover**.............................  140.72%    149.20%     59.32%        50%        31%        52%

                                                                                        JUNE 2,
                                                           YEAR ENDED NOVEMBER 30,      1988 TO
                                                         ----------------------------   NOV. 30,
                                                         1991(A)     1990      1989     1988(b)
                                                         --------   -------   -------   --------
                                                         INVESTOR
                                                          SHARES
                                                          ------
    Net asset value, beginning of period...............   $ 9.71    $ 10.12   $  9.91    $10.00
                                                          ------    -------   -------    ------
    Investment activities
      Net investment income............................     0.75       0.84      0.89      0.39
      Net realized and unrealized gains (losses) from
        investments....................................     0.48      (0.41)     0.22     (0.13)
                                                          ------    -------   -------    ------
      Total from investment activities.................     1.23       0.43      1.11      0.26
                                                          ------    -------   -------    ------
    Distributions
      Net investment income............................    (0.79)     (0.84)    (0.90)    (0.35)
      In excess of net realized gains..................       --         --        --        --
                                                          ------    -------   -------    ------
      Total distributions..............................    (0.79)     (0.84)    (0.90)    (0.35)
                                                          ------    -------   -------    ------
    Net asset value, end of period.....................   $10.15    $  9.71   $ 10.12    $ 9.91
                                                          ======    =======   =======    ======
    Total return (excludes sales charges)..............    12.79%     (4.96)%   11.79%     2.66%(c)(e)
    Ratios/Supplemental Data:
      Net assets at end of period (000)................   $2,010    $11,005   $10,327    $7,483
      Ratio of expenses to average net assets
        (including waivers)............................     0.59%      0.53%     0.44%     0.56%(f)
      Ratio of net investment income to average net
        assets (including waivers).....................     7.77%      8.69%     8.97%     8.47%(f)
      Ratio of expenses to average net assets
        (before waivers)*..............................     1.14%      1.08%     0.99%     1.17%(f)
      Ratio of net investment income to average net
        assets (before waivers)*.......................     7.22%      8.14%     8.42%     7.86%(f)
      Portfolio turnover**.............................      105%        75%      148%       22%


------------

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) As of December 1, 1990, the Portfolio designated the existing series of Shares as "Investor" Shares. On September 27, 1994 the Portfolio redesignated Investor Shares as "Investor A" Shares and authorized the issuance of a series of Shares designated as "Investor B" Shares.

   (b) Period from commencement of operations.


   (c) Unaudited.


   (d) Represents total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus total return for Investor B Shares from March 1, 1995 to November 30, 1995.


   (e)  Not Annualized.


   (f)  Annualized.

                     GOVERNMENT & CORPORATE BOND PORTFOLIO

              (For a Share(a) outstanding throughout each period)



                                                                   INVESTOR B SHARES
                                                           ---------------------------------
                                                             YEAR        YEAR      MARCH 1,
                                                            ENDED       ENDED       1995 TO
                                                           NOV. 30,    NOV. 30,    NOV. 30,
                                                             1997        1996       1995(b)
                                                           --------    --------    ---------
Net asset value, beginning of period.....................  $ 10.34      $10.53      $ 9.92
                                                           -------      ------      ------
Investment activities
  Net investment income..................................     0.49        0.57        0.38
  Net realized and unrealized gains (losses) from
     investments.........................................     0.03        0.19        0.61
                                                           -------      ------      ------
  Total from investment activities.......................     0.52        0.38        0.99
                                                           -------      ------      ------
Distributions
  Net investment income..................................    (0.49)      (0.57)      (0.38)
                                                           -------      ------      ------
  Total distributions....................................    (0.49)      (0.57)      (0.38)
                                                           -------      ------      ------
Net asset value, end of period...........................  $ 10.37      $10.34      $10.53
                                                           =======      ======      ======
Total return (excludes sales charges)....................     5.26%       3.79%      15.27%(c)
Ratios/Supplemental Data:
  Net assets at end of period (000)......................  $   545      $  511      $  106
  Ratio of expenses to average net assets (including
     waivers)............................................     1.65%       1.65%       1.65%(d)
  Ratio of net investment income to average net assets
     (including waivers).................................     4.84%       5.37%       5.19%(d)
  Ratio of expenses to average net assets (before
     waivers)*...........................................     1.75%       1.75%       1.75%(d)
  Ratio of net investment income to average net assets
     (before waivers)*...................................     4.74%       5.27%       5.09%(d)
  Portfolio turnover**...................................   140.72%     149.20%      59.32%


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


(a) As of December 1, 1990, the Portfolio designated the existing series of Shares as "Investor" Shares. On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares and authorized the issuance of a series of Shares designated as "Investor B" Shares.


(b) Period from date of initial public offering.


(c) Represents total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus total return for Investor B Shares from March 1, 1995 to November 30, 1995.


(d) Annualized.

                     SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO

                (For a Share outstanding throughout each period)



                                                                                      JULY 10,
                                                      YEAR ENDED      YEAR ENDED      1995 TO
                                                     NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,
                                                         1997            1996         1995(A)
                                                     ------------    ------------   ------------
                                                      INVESTOR A      INVESTOR A     INVESTOR A
                                                        SHARES          SHARES         SHARES
                                                        ------          ------         ------
Net asset value, beginning of period...............     $10.08          $10.08         $10.00
                                                        ------          ------         ------
Investment activities
  Net investment income............................       0.37            0.40             --
  Net realized and unrealized gains (losses) from
     investments...................................       0.03              --           0.08
                                                        ------          ------         ------
     Total from investment activities..............       0.40            0.40           0.08
                                                        ------          ------         ------
Distributions
  Net investment income............................      (0.37)          (0.40)            --
                                                        ------          ------         ------
     Total distributions...........................      (0.37)          (0.40)            --
                                                        ------          ------         ------
Net asset value, end of period.....................     $10.11          $10.08         $10.08
                                                        ======          ======         ======
Total return (excludes sales charges)..............       4.12%           4.02%          0.80%(b)
Ratios/Supplemental Data:
Net assets at end of period (000)..................     $   16          $   51             --(c)
Ratio of expenses to average net assets (including
  waivers).........................................       0.62%           0.56%          0.00%(d)
Ratio of net investment income to average net
  assets (including waivers).......................       3.78%           3.83%          0.00%(d)
Ratio of expenses to average net assets (before
  waivers)*........................................       1.32%           1.26%          0.00%(d)
Ratio of net investment income to average net
  assets (before waivers)*.........................       3.08%           3.13%          0.00%(d)
Portfolio turnover**...............................       0.00%           0.00%          0.00%


------------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


(a) Period from commencement of operations.


(b) Not Annualized.


(c) Only one share, worth $10.08, was outstanding as of November 30, 1995.


(d) Annualized.

                     MISSOURI TAX-EXEMPT BOND PORTFOLIO(A)
              (For a Share(b) outstanding throughout each period)

                                                                     SIX
                                           YEAR         YEAR        MONTHS                               YEAR
                                          ENDED        ENDED        ENDED                               ENDED
                                         NOV. 30,     NOV. 30,     NOV. 30                             MAY 31,
                                           1997         1996       1995(C)      1995(B)       1994       1993       1992
                                        ----------   ----------   ----------   ----------   --------   --------   --------
                                        INVESTOR A   INVESTOR A   INVESTOR A   INVESTOR A   INVESTOR   INVESTOR   INVESTOR
                                          SHARES       SHARES       SHARES       SHARES      SHARES     SHARES     SHARES
                                         -------      -------      -------      -------     -------    -------    -------
    Net asset value, beginning of
      period...........................  $ 11.69      $ 11.74      $ 11.52      $ 11.13     $ 11.54    $ 10.97    $ 10.62
                                         -------      -------      -------      -------     -------    -------    -------
    Investment activities
      Net investment income............     0.53         0.55         0.27         0.55        0.55       0.58       0.63
      Net realized and unrealized gains
        (losses) on investments........     0.18        (0.05)        0.22         0.40       (0.37)      0.64       0.43
                                         -------      -------      -------      -------     -------    -------    -------
        Total from investment
          activities...................     0.71         0.50         0.49         0.95        0.18       1.22       1.06
                                         -------      -------      -------      -------     -------    -------    -------
    Distributions
      Net investment income............    (0.53)       (0.55)       (0.27)       (0.55)      (0.55)     (0.58)     (0.63)
      Net realized gains...............       --           --           --        (0.01)      (0.04)     (0.07)     (0.08)
                                         -------      -------      -------      -------     -------    -------    -------
        Total distributions............    (0.53)       (0.55)       (0.27)       (0.56)      (0.59)     (0.65)     (0.71)
                                         -------      -------      -------      -------     -------    -------    -------
    Net asset value, end of period.....  $ 11.87      $ 11.69      $ 11.74      $ 11.52     $ 11.13    $ 11.54    $ 10.97
                                         =======      =======      =======      =======     =======    =======    =======
    Total return (excludes sales
        charges).......................     6.27%        4.41%        4.32%(d)     8.91%       1.53%     11.47%     10.24%
    Ratios/Supplemental Data:
    Net assets at end of period
      (000)............................  $23,722      $25,144      $24,726      $24,318     $27,919    $23,223    $12,635
    Ratio of expenses to average net
      assets (including waivers).......     0.86%        0.85%        0.95%(e)     0.84%       0.65%      0.63%      0.85%
    Ratio of net investment income to
      average net assets (including
      waivers).........................     4.57%        4.75%        4.64%(e)     5.02%       4.75%      5.11%      5.75%
    Ratio of expenses to average net
      assets (before waivers)*.........     1.06%        1.05%        1.18%(e)     1.18%       1.12%      1.18%      1.49%
    Ratio of net investment income to
      average net assets (before
      waivers)*........................     4.37%        4.55%        4.44%(e)     4.68%       4.28%      4.56%      5.11%
    Portfolio turnover rate**..........     3.50%        3.66%        1.55%          --          20%        15%        21%


                                                              PERIOD
                                                               ENDED
                                                              MAY 31,
                                     1991(B)      1990      1989(A),(B)
                                     --------   ---------   -----------
                                     INVESTOR   PORTFOLIO    PORTFOLIO
                                      SHARES     SHARES       SHARES
                                      ------     ------        ------
    Net asset value, beginning of
      period.......................   $10.35     $10.56        $10.00
                                      ------     ------        ------
    Investment activities
      Net investment income........     0.44       0.68          0.58
      Net realized and unrealized g
        (losses) on investments....     0.36      (0.09)         0.58
                                      ------     ------        ------
        Total from investment
          activities...............     0.80       0.59          1.16
                                      ------     ------        ------
    Distributions
      Net investment income........    (0.44)     (0.65)        (0.60)
      Net realized gains...........    (0.09)
                                      ------     ------        ------
        Total distributions........    (0.53)     (0.65)        (0.60)
                                      ------     ------        ------
    Net asset value, end of period.   $10.62     $10.50        $10.56
                                      ======     ======        ======
    Total return (excludes sales
        charges)...................     8.72%      5.50%        12.08%(d)
    Ratios/Supplemental Data:
    Net assets at end of period
      (000)........................   $6,211     $4,572        $4,053
    Ratio of expenses to average ne
      assets (including waivers)...     0.85%      0.70%         0.81%(e)
    Ratio of net investment income
      average net assets (including
      waivers).....................     6.12%      6.38%         6.36%(e)
    Ratio of expenses to average ne
      assets (before waivers)*.....     1.63%      1.70%         1.38%(e)
    Ratio of net investment income
      average net assets (before
      waivers)*....................     5.34%      5.38%         5.79%(e)
    Portfolio turnover rate**......       71%        41%           73%


------------

   * During the period, certain fees were voluntary reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


   (a) The Portfolio (formerly, the Long-Term Tax-Exempt Portfolio) commenced operations on July 15, 1988 as an investment portfolio of The ARCH Tax-Exempt Trust. On October 2, 1995, it was reorganized as a new portfolio of the Fund.

   (b) The Portfolio had one series of Shares outstanding ("Portfolio Shares") through September 27, 1990. On September 28, 1990, the Portfolio issued a second series of Shares that were designated as "Investor" Shares. On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares and authorized the issuance of a series of Shares designated as "Investor B" Shares.


   (c) Upon its reorganization as a portfolio of the Fund, the Portfolio changed its fiscal year-end from May 31 to November 30.



   (d) Not Annualized.



   (e) Annualized.

                     MISSOURI TAX-EXEMPT BOND PORTFOLIO(a)
              (For a Share(b) outstanding throughout each period)


                                                           INVESTOR B SHARES
                                     -------------------------------------------------------------
                                                                    SIX MONTHS        MARCH 1,
                                      YEAR ENDED     YEAR ENDED       ENDED           1995 TO
                                     NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,       MAY 31,
                                         1997           1996         1995(C)          1995(d)
                                     ------------   ------------   ------------   ----------------
Net asset value, beginning of
  period...........................     $11.68         $11.74         $11.52           $11.19
                                        ------         ------         ------           ------
Investment activities
  Net investment income............       0.44           0.45           0.22             0.11
  Net realized and unrealized gains
     (losses) on investments.......       0.18          (0.06)          0.22             0.33
                                        ------         ------         ------           ------
     Total from investment
       activities..................       0.62           0.39           0.44             0.44
                                        ------         ------         ------           ------
Distributions
  Net investment income............      (0.44)         (0.45)         (0.22)           (0.11)
  Net realized gains...............         --             --             --               --
                                        ------         ------         ------           ------
     Total distributions...........      (0.44)         (0.45)         (0.22)           (0.11)
                                        ------         ------         ------           ------
Net asset value, end of period.....     $11.86         $11.68         $11.74           $11.52
                                        ======         ======         ======           ======
Total return (excludes sales
  charges).........................       5.43%          3.48%          3.88%(f)         8.61%(e)
Ratios/Supplemental Data:
Net assets at end of period
  (000)............................     $1,398         $  675         $  433           $   94
Ratio of expenses to average net
  assets (including waivers).......       1.66%          1.65%          1.77%(g)         1.76%(g)
Ratio of net investment income to
  average net assets (including
  waivers).........................       3.76%          3.96%          3.82%(g)         4.00%(g)
Ratio of expenses to average net
  assets (before waivers)*.........       1.76%          1.75%          1.87%(g)         1.88%(g)
Ratio of net investment income to
  average net assets (before
  waivers)*........................       3.66%          3.86%          3.72%(g)         3.89%(g)
Portfolio turnover rate**..........       3.50%          3.66%          1.55%              --


------------


* During the period, certain fees were voluntary reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a) The Portfolio (formerly, the Long-Term Tax-Exempt Portfolio) commenced operations on July 15, 1988 as an investment portfolio of The ARCH Tax-Exempt Trust. On October 2, 1995, it was reorganized as a new portfolio of the Fund.
(b) The Portfolio had one series of Shares outstanding ("Portfolio Shares") through September 27, 1990. On September 28, 1990, the Portfolio issued a second series of Shares that were designated as "Investor" Shares. On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares and authorized the issuance of a series of Shares designated as "Investor B" Shares.
(c) Upon its reorganization as a portfolio of the Fund, the Portfolio changed its fiscal year-end from May 31 to November 30.
(d) For period from date of initial public offering.
(e) Represents total return for Investor A Shares from June 1, 1994 to February 28, 1995 plus total return for Investor B Shares from March 1, 1995 to May 31, 1995.
(f)  Not Annualized.
(g) Annualized.

                       NATIONAL MUNICIPAL BOND PORTFOLIO

                (For a Share outstanding throughout each period)



                                                     NOV. 18, 1996                  NOV. 18, 1996
                                       YEAR ENDED       THROUGH       YEAR ENDED       THROUGH
                                        NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                          1997          1996(A)          1997          1997(a)
                                       ----------    -------------    ----------    --------------
                                        INVESTOR       INVESTOR        INVESTOR        INVESTOR
                                        SHARES A       SHARES A        SHARES B        SHARES B
                                       ----------    -------------    ----------    --------------
Net asset value, beginning of
  period.............................    $10.05         $ 10.00        $ 10.05          $10.00
                                         ------         -------        -------          ------
Investment activities
  Net investment income..............      0.52            0.02           0.44            0.02
  Net realized and unrealized gains
     (losses) from investments.......      0.22            0.05           0.24            0.05
                                         ------         -------        -------          ------
     Total from investment
       activities....................      0.74            0.07           0.68            0.07
                                         ------         -------        -------          ------
Distributions
     Net investment income...........     (0.52)          (0.02)         (0.44)          (0.02)
                                         ------         -------        -------          ------
     Total distributions.............     (0.52)          (0.02)         (0.44)          (0.02)
                                         ------         -------        -------          ------
Net asset value, end of period.......    $10.27         $ 10.05        $ 10.29          $10.05
                                         ======         =======        =======          ======
Total return (excludes sales
  charge)............................      7.61%           0.73%(b)       7.01%           0.70%(b)
Ratios/Supplemental Data:
Net assets at end of period (000)....    $  717         $     1        $   408          $    1
Ratio of expenses to average net
  assets (including waivers).........      0.35%           0.37%(c)       1.17%           1.10%(c)
Ratio of net investment income to
  average net assets (including
  waivers)...........................      4.71%           9.08%(c)       4.08%           8.35%(c)
Ratio of expenses to average net
  assets (before waivers)*...........      1.17%           1.07%(c)       1.89%           1.80%(c)
Ratio of net investment income to
  average net assets (before
  waivers)*..........................      3.89%           8.38%(c)       3.36%           7.65%(c)
Portfolio turnover**.................     83.94%           0.00%         83.94%           0.00%


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                            EQUITY INCOME PORTFOLIO

                (For a Share outstanding throughout the period)



                                                       FEBRUARY 27, 1997       FEBRUARY 27, 1997
                                                               TO                      TO
                                                      NOVEMBER 30, 1997(A)    November 30, 1997(a)
                                                      --------------------    --------------------
                                                           INVESTOR A              INVESTOR B
                                                             SHARES                  SHARES
                                                            -------                 -------
Net asset value, beginning of period................        $ 10.00                 $ 10.00
                                                            -------                 -------
Investment activities
  Net investment income.............................           0.16                    0.10
  Net realized and unrealized gains from
     investments....................................           1.57                    1.57
                                                            -------                 -------
     Total from investment activities...............           1.73                    1.67
                                                            -------                 -------
Distributions
Net investment income...............................          (0.16)                  (0.10)
In excess of net investment income..................          (0.01)                  (0.02)
                                                            -------                 -------
Total distributions.................................          (0.17)                  (0.12)
                                                            -------                 -------
Net asset value, end of period......................        $ 11.56                 $ 11.55
                                                            =======                 =======
Total Return (excludes sales charges)...............          17.42%(b)               16.75%(b)
Ratios/Supplementary Data:
Net assets at the end of period (000)...............        $   173                 $   131
Ratio of expenses to average net assets.............           0.45%(c)                1.14%(c)
Ratio of net investment income to average net
  assets............................................           2.29%(c)                1.53%(c)
Ratio of expenses to average net assets*............           1.38%(c)                2.07%(c)
Ratio of net investment income to average net
  assets*...........................................           1.36%(c)                0.60%(c)
Portfolio turnover**................................          48.33%                  48.33%
Average commission rate paid(d).....................        $0.0566                 $0.0566


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


(a) Period from commencement of operations.

(b) Not Annualized.
(c) Annualized.
(d) Represents the total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares purchased and sold for which commissions were charged.

                             EQUITY INDEX PORTFOLIO

                (For a Share outstanding throughout the period)



                                                                  MAY 1, 1997
                                                                       TO
                                                              November 30, 1997(a)
                                                              --------------------
                                                                   INVESTOR A
                                                                     SHARES
                                                                     -------
Net asset value, beginning of period........................         $ 10.00
                                                                     -------
Investment activities
  Net investment income.....................................            0.07
  Net realized and unrealized gains from investments........            1.94
                                                                     -------
  Total from investment activities..........................            2.01
                                                                     -------
Distributions
  Net investment income.....................................           (0.07)
  In excess of net investment income........................           (0.01)
                                                                     -------
  Total distributions.......................................           (0.08)
                                                                     -------
Net asset value, end of period..............................         $ 11.93
                                                                     =======
Total return (excludes sales charges).......................           20.14%(b)
Ratios/Supplementary Data:
  Net assets at the end of period (000).....................         $   206
  Ratio of expenses to average net assets...................            0.78%(c)
  Ratio of net investment income to average net assets......            1.02%(c)
  Ratio of expenses to average net assets*..................            1.21%(c)
  Ratio of net investment income to average net assets*.....            0.59%(c)
  Portfolio turnover**......................................            1.66%
  Average commission rate paid(d)...........................         $0.0206


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a) Period from commencement of operations.
(b) Not Annualized.
(c) Annualized.
(d) Represents the total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares purchased and sold for which commissions were charged.

                        GROWTH & INCOME EQUITY PORTFOLIO
              (For a Share(a) outstanding throughout each period)


                                                             YEAR ENDED NOVEMBER 30,
                                         ---------------------------------------------------------------
                                           1997       1996       1995     1994(A)      1993       1992
                                         --------   --------   --------   --------   --------   --------
                                         INVESTOR   INVESTOR   INVESTOR   INVESTOR   INVESTOR   INVESTOR
                                         A SHARES   A SHARES   A SHARES   A SHARES    SHARES     SHARES
                                         -------    -------    -------    -------    -------    -------
    Net asset value, beginning of
      period...........................  $ 18.67    $ 16.30    $ 12.70    $ 14.74    $ 14.49    $ 12.33
                                         -------    -------    -------    -------    -------    -------
    Investment activities
      Net investment income............     0.11       0.20       0.23       0.20       0.25       0.25
      Net realized and unrealized gains
        (losses) from investments......     3.96       3.32       3.74      (0.17)      1.06       2.24
                                         -------    -------    -------    -------    -------    -------
      Total from investment
        activities.....................     4.07       3.52       3.97       0.03       1.31       2.49
                                         -------    -------    -------    -------    -------    -------
    Distributions
      Net investment income............    (0.13)     (0.20)     (0.23)     (0.21)     (0.25)     (0.26)
      In excess of net investment
        income.........................    (0.03)     (0.01)        --         --         --         --
      Net realized gain................    (1.46)     (0.94)     (0.14)     (0.18)     (0.81)     (0.07)
      In excess of net realized
        gains..........................       --         --         --      (1.68)        --         --
                                         -------    -------    -------    -------    -------    -------
      Total distributions..............    (1.62)     (1.15)     (0.37)     (2.07)     (1.06)     (0.33)
                                         -------    -------    -------    -------    -------    -------
    Net asset value, end of period.....  $ 21.12    $ 18.67    $ 16.30    $ 12.70    $ 14.74    $ 14.49
                                         =======    =======    =======    =======    =======    =======
    Total return (excludes sales
      charges).........................    23.90%     22.99%     31.95%      0.20%      9.65%     20.59%
    Ratios/Supplemental Data:
    Net assets at end of period
      (000)............................  $46,372    $38,229    $25,082    $18,343    $11,157    $ 6,044
      Ratio of expenses to average net
        assets (including waivers).....     1.04%      1.05%      1.05%      1.05%      0.74%      0.71%
      Ratio of net investment income to
        average net assets (including
        waivers).......................     0.60%      1.20%      1.59%      1.45%      1.74%      1.94%
      Ratio of expenses to average net
        assets (before waivers)*.......     1.14%      1.15%      1.15%      1.15%      0.96%      0.85%
      Ratio of net investment income to
        average net assets (before
        waivers)*......................     0.50%      1.10%      1.49%      1.35%      1.52%      1.80%
      Portfolio turnover**.............    57.11%     63.90%     58.50%        65%        41%        79%
      Average commission rate
        paid(f)........................  $0.0451    $0.0598         --         --         --         --

                                                                    JUNE 2,
                                       YEAR ENDED NOVEMBER 30,      1988 TO
                                     ----------------------------   NOV. 30,
                                     1991(A)     1990      1989     1988(b)
                                     --------   -------   -------   --------
                                     INVESTOR
                                      SHARES
                                     -------
    Net asset value, beginning of
      period.......................  $ 11.22    $ 12.41   $ 10.25   $ 10.00
                                     -------    -------   -------   -------
    Investment activities
      Net investment income........     0.39       0.39      0.41      0.28
      Net realized and unrealized
        gains (losses) from
        investments................     1.47      (0.56)     2.29      0.06
                                     -------    -------   -------   -------
      Total from investment
        activities.................     1.86      (0.17)     2.70      0.34
                                     -------    -------   -------   -------
    Distributions
      Net investment income........    (0.39)     (0.39)    (0.51)    (0.09)
      In excess of net investment
        income.....................       --         --        --        --
      Net realized gain............    (0.36)     (0.63)    (0.03)       --
      In excess of net realized
        gains......................       --         --        --        --
                                     -------    -------   -------   -------
      Total distributions..........    (0.75)     (1.02)    (0.54)    (0.09
                                     -------    -------   -------   -------
    Net asset value, end of period.  $ 12.33    $ 11.22   $ 12.41   $ 10.25
                                     =======    =======   =======   =======
    Total return (excludes sales
      charges).....................    17.39%     (1.36)%   27.11%     3.46%(c),(d)
    Ratios/Supplemental Data:
    Net assets at end of period
      (000)........................  $ 3,254    $20,116   $17,892   $10,890
      Ratio of expenses to average
        net assets (including
        waivers)...................     0.34%      0.35%     0.42%     0.41%(e)
      Ratio of net investment
        income to average net
        assets including waivers)..     3.50%      3.42%     3.69%     5.62%(e)
      Ratio of expenses to average
        net assets (before
        waivers)*..................     1.05%      1.00%     1.07%     1.12%(e)
      Ratio of net investment
        income to average net
        assets (before waivers)*...     2.79%      2.77%     3.04%     4.91%(e)
      Portfolio turnover**.........       78%       227%      133%       30%
      Average commission rate
        paid(f)....................       --         --        --        --


------------

   * During the period, fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) As of December 1, 1990, the Portfolio designated the existing series of Shares as "Investor" Shares. On September 27, 1994 the Portfolio redesignated Investor Shares as "Investor A" Shares and authorized the issuance of a series of Shares designated as "Investor B" Shares.

   (b) Period from commencement of operations.


   (c) Unaudited.




   (d) Not Annualized.


   (e) Annualized.


   (f) Represents the total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares purchased and sold for which commissions were charged.

                        GROWTH & INCOME EQUITY PORTFOLIO
              (For a Share(a) outstanding throughout each period)


                                                                INVESTOR B SHARES
                                                         --------------------------------
                                                           YEAR        YEAR      MARCH 1,
                                                          ENDED       ENDED      1995 TO
                                                         NOV. 30,    NOV. 30,    NOV. 30,
                                                           1997        1996      1995(b)
                                                         --------    --------    --------
Net asset value, beginning of period...................  $ 18.58     $ 16.23      $13.43
                                                         -------     -------      ------
Investment activities
  Net investment income................................    (0.02)       0.11        0.14
  Net realized and unrealized gains (losses) from
     investments.......................................     3.93        3.30        2.81
                                                         -------     -------      ------
  Total from investment activities.....................     3.91        3.41        2.95
                                                         -------     -------      ------
Distributions
  Net investment income................................       --       (0.11)      (0.15)
  In excess of net investment income...................    (0.09)      (0.01)         --
  Net realized gains...................................    (1.46)      (0.94)         --
  In excess of net realized gains......................       --          --          --
                                                         -------     -------      ------
  Total distributions..................................    (1.55)      (1.06)      (0.15)
                                                         -------     -------      ------
Net asset value, end of period.........................  $ 20.94     $ 18.58      $16.23
                                                         =======     =======      ======
Total return (excludes sales charges)..................    23.04%      22.29%      31.20%(c)
Ratios/Supplemental Data:
  Net Assets at end of period (000)....................  $ 6,349     $ 3,537      $  781
  Ratio of expenses to average net assets (including
     waivers)..........................................     1.73%       1.75%       1.75%(d)
  Ratio of net investment income (loss) to average net
     assets (including waivers)........................    (0.11)%      0.49%       0.87%(d)
  Ratio of expenses to average net assets (before
     waivers)*.........................................     1.83%       1.85%       1.85%(d)
  Ratio of net investment income (loss) to average net
     assets (before waivers)*..........................    (0.21)%      0.39%       0.77%(d)
  Portfolio turnover**.................................    57.11%      63.90%      58.50%(d)
  Average commission rate paid(e)......................  $0.0451     $0.0598          --


------------

* During the period, fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


(a) As of December 1, 1990, the Portfolio designated the existing series of Shares as "Investor" Shares. On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares and authorized the issuance of a series of Shares designated as "Investor B" Shares.


(b) Period from date of initial public offering.


(c) Represents total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus total return for Investor B Shares from March 1, 1995 to November 30, 1995.


(d) Annualized.


(e) Represents the total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares purchased and sold for which commissions were charged.

                           GROWTH EQUITY PORTFOLIO(a)
                 (For a share outstanding through each period)


                                                               OCTOBER 1, 1997
                                                                   THROUGH
                                                              NOVEMBER 30, 1997              YEAR ENDED SEPTEMBER 30,
                                                              -----------------   -----------------------------------------------
                                                                 INVESTOR A
                                                                  SHARES(E)        1997      1996      1995      1994     1993(B)
                                                                   -------        -------   -------   -------   -------   -------
    Net asset value, beginning of period....................       $ 18.75        $ 15.06   $ 13.80   $  9.74   $ 10.02   $ 10.00
                                                                   -------        -------   -------   -------   -------   -------
    Income from investment operations
      Net investment income.................................         (0.01)          0.08      0.12      0.10      0.07      0.04
      Net realized and unrealized gain (loss) on
        investments.........................................         (0.24)          4.75      1.32      4.05     (0.25)     0.02
                                                                   -------        -------   -------   -------   -------   -------
      Total from investment operations......................         (0.25)          4.83      1.44      4.15     (0.18)     0.06
                                                                   -------        -------   -------   -------   -------   -------
    Distributions
      Net investment income.................................            --          (0.09)    (0.11)    (0.09)    (0.07)    (0.04)
      Net realized gain on investments......................         (2.24)         (1.05)    (0.07)       --     (0.03)       --
                                                                   -------        -------   -------   -------   -------   -------
      Total distributions...................................         (2.24)         (1.14)    (0.18)    (0.09)    (0.10)    (0.04)
                                                                   -------        -------   -------   -------   -------   -------
    Net asset value, end of period..........................       $ 16.26        $ 18.75   $ 15.06   $ 13.80   $  9.74   $ 10.02
                                                                   =======        =======   =======   =======   =======   =======
    Total return(c).........................................         (1.25)%(b)     33.85%    10.48%    42.90%    (1.84)%    0.60%
    Ratios/Supplemental Data
      Net assets, end of period (000).......................       $ 3,467        $68,965   $55,573   $43,708   $30,282   $31,159
      Ratio of expenses to average net assets...............          1.17%(c)       1.14%     1.17%     1.28%     1.36%     1.32%*
      Ratio of net investment income to average net
        assets..............................................         (0.27)%(c)      0.44%     0.86%     0.90%     0.74%     0.62%*
      Ratio of expenses to average net assets*..............          1.42%(c)       1.39%     1.45%     1.58%     1.64%     1.62%
      Ratio of net investment income to average net
        assets*.............................................         (0.52)%(c)      0.19%     0.58%     0.60%     0.46%     0.32%
      Portfolio turnover**..................................         24.45%            42%       45%       45%      127%       54%
      Average commission rate paid(d).......................       $0.0525        $0.0815   $0.0756        --        --        --


------------


   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) The Portfolio commenced operations on January 4, 1993 as a portfolio of Arrow Funds. On November 21, 1997, it was reorganized as a new portfolio of the Fund.

   (b) Reflects operations for the period from January 4, 1993 (date of commencement of operations) to September 30, 1993.


   (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.


   (d) Represents total commissions paid on Portfolio securities divided by total Portfolio shares purchased or sold on which commissions were charged.


   (e) Upon its reorganization as portfolio of the Fund, the Portfolio changed its fiscal year-end from September 30 to November 30.

                         SMALL CAP EQUITY PORTFOLIO(a)
              (For a Share(b) outstanding throughout each period)


                                               YEAR       YEAR       YEAR       YEAR       YEAR        MAY 6,
                                              ENDED      ENDED      ENDED      ENDED      ENDED       1992 TO
                                             NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,     NOV. 30,
                                               1997       1996       1995     1994(B)      1993     1992(b), (c)
                                             --------   --------   --------   --------   --------   ------------
                                             INVESTOR   INVESTOR   INVESTOR   INVESTOR   INVESTOR     INVESTOR
                                             A SHARES   A SHARES   A SHARES   A SHARES   A SHARES     A SHARES
                                             --------   --------   --------   --------   --------   ------------
Net asset value, beginning of period.......  $ 13.40    $ 13.44    $ 11.99    $ 13.14     $11.23       $ 10.10
                                             -------    -------    -------    -------     ------       -------
Investment activities
  Net investment income (loss).............    (0.05)     (0.01)        --      (0.03)      0.03          0.02
  Net realized and unrealized gains from
    investments............................     2.50       1.03       2.36       0.89       2.14          1.13
                                             -------    -------    -------    -------     ------       -------
  Total from investment activities.........     2.45       1.02       2.36       0.86       2.17          1.15
                                             -------    -------    -------    -------     ------       -------
Distributions
  Net investment income....................       --         --         --         --      (0.05)        (0.02)
  In excess of net investment income.......       --      (0.01)        --         --         --            --
  Net realized gains.......................    (0.82)     (1.05)     (0.91)     (1.78)     (0.21)           --
                                             -------    -------    -------    -------     ------       -------
  In excess of net realized gains..........       --         --         --      (0.23)        --            --
                                             -------    -------    -------    -------     ------       -------
  Total distributions......................    (0.82)     (1.06)     (0.91)     (2.01)     (0.26)        (0.02)
                                             -------    -------    -------    -------     ------       -------
Net asset value, end of period.............  $ 15.03    $ 13.40    $ 13.44    $ 11.99     $13.14       $ 11.23
                                             =======    =======    =======    =======     ======       =======
Total return (excludes sales charges)......    19.45%      8.36%     21.47%      7.38%     19.75%         12.55%(d)
Ratios/Supplemental Data:
  Net Assets at end of period (000)........  $14,213    $13,889    $15,056    $10,899     $4,559       $   753
  Ratio of expenses to average net assets
    (including waivers)....................     1.25%      1.26%      1.26%      1.25%      0.61%         0.30%(e)
  Ratio of net investment income (loss) to
    average net assets (including
    waivers)...............................    (0.29)%    (0.13)%    (0.12)%    (0.44)%     0.19%         0.78%(e)
  Ratio of expenses to average net assets
    (before waivers)*......................     1.35%      1.36%      1.36%      1.36%      1.23%         1.12%(e)
  Ratio of net investment income (loss) to
    average net assets (before waivers)*...    (0.39)%    (0.23)%    (0.22)%    (0.55)%    (0.43)%       (0.04)%(e)
  Portfolio turnover**.....................    80.23%     65.85%     83.13%        85%        65%           56%
  Average commission rate paid(f)..........  $0.0515    $0.0582         --         --         --            --


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a) The Emerging Growth Portfolio changed its name to Small Cap Equity Portfolio on December 1, 1996.
(b) On May 6, 1992, the Portfolio issued a series of Shares which were designated as "Investor" Shares. On September 27, 1994 the Portfolio redesignated Investor Shares as "Investor A" Shares and authorized the issuance of a series of Shares designated as "Investor B" Shares.

(c) Period from commencement of operations.


(d) Not Annualized.


(e) Annualized.


(f) Represents the total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares purchased and sold for which commissions were charged.

                         SMALL CAP EQUITY PORTFOLIO(A)
              (For a Share(b) outstanding throughout each period)


                                                              INVESTOR B SHARES
                                                 --------------------------------------------
                                                                                   MARCH 1,
                                                  YEAR ENDED      YEAR ENDED       1995 TO
                                                 NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,
                                                     1997            1996          1995(C)
                                                 ------------    ------------    ------------
Net asset value, beginning of period...........    $ 13.24         $ 13.37         $ 11.83
                                                   -------         -------         -------
Investment activities
  Net investment income (loss).................      (0.13)          (0.07)          (0.03)
  Net realized and unrealized gains from
     investments...............................       2.45            0.99            1.57
                                                   -------         -------         -------
  Total from investment activities.............       2.32            0.92            1.54
                                                   -------         -------         -------
Distributions
  Net investment income........................         --              --              --
  In excess of net investment income...........         --              --              --
  Net realized gains...........................      (0.82)          (1.05)             --
  In excess of net realized gains..............         --              --              --
                                                   -------         -------         -------
  Total distributions..........................      (0.82)          (1.05)             --
                                                   -------         -------         -------
Net asset value, end of period.................    $ 14.74         $ 13.24         $ 13.37
                                                   =======         =======         =======
Total return (excludes sales charges)..........      18.62%           7.63%          20.83%(d)
Ratios/Supplemental Data:
Net assets at end of period (000)..............    $ 1,503         $ 1,272         $   603
  Ratio of expenses to average net assets
     (including waivers).......................       1.95%           1.96%           1.96%(e)
  Ratio of net investment income (loss) to
     average net assets (including waivers)....      (0.99)%         (0.83)%         (0.78)%(e)
  Ratio of expenses to average net assets
     (before waivers)*.........................       2.05%           2.06%           2.06%(e)
  Ratio of net investment income (loss) to
     average net assets (before waivers)*......      (1.09)%         (0.93)%         (0.88)%(e)
  Portfolio turnover**.........................      80.23%          65.85%          83.13%
  Average commission rate paid(f)..............    $0.0515         $0.0582              --


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a) The Emerging Growth Portfolio changed its name to Small Cap Equity Portfolio on December 1, 1996.

(b) On May 6, 1992, the Portfolio issued a series of Shares which were designated as "Investor" Shares. On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares and authorized the issuance of a series of Shares designated as "Investor B" Shares.


(c) Period from date of initial public offering.


(d) Represents total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus total return for Investor B Shares from March 1, 1995 through November 30, 1995.


(e) Annualized.


(f) Represents the total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares purchased and sold for which commissions were charged.

                         INTERNATIONAL EQUITY PORTFOLIO

                (For a Share outstanding throughout each period)


                                                     INVESTOR A SHARES
                                 ----------------------------------------------------------
                                                                                APRIL 4,
                                  YEAR ENDED     YEAR ENDED     YEAR ENDED       1993 TO
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                     1997           1996           1995       1994(A)(B)(C)
                                 ------------   ------------   ------------   -------------
Net asset value,
  beginning of period...........   $ 12.05        $ 10.76        $  9.90         $ 10.00
                                   -------        -------        -------         -------
Investment activities
  Net investment income
    (loss)......................     (0.02)          0.02           0.02           (0.01)
  Net realized and unrealized
    gains from investments and
    foreign currency............      0.32           1.27           0.86           (0.09)
                                   -------        -------        -------         -------
  Total from investment
    activities..................      0.30           1.29           0.88           (0.10)
                                   -------        -------        -------         -------
Distributions
  In excess of net investment
    income......................     (0.05)            --             --              --
  Net realized gains............     (0.31)            --          (0.01)             --
  Tax return of capital.........        --             --          (0.01)             --
                                   -------        -------        -------         -------
  Total distributions...........     (0.36)            --          (0.02)             --
                                   -------        -------        -------         -------
Net asset value, end of
  period........................   $ 11.99        $ 12.05        $ 10.76         $  9.90
                                   =======        =======        =======         =======
Total return (excludes sales
  charges)......................      2.58%         11.99%          8.89%          (1.00)%(f)
Ratios/Supplemental Data:
  Net assets at end of period
    (000).......................   $ 2,854        $ 2,573        $ 1,568         $   791
  Ratio of expenses to average
    net assets (including
    waivers)....................      1.59%          1.44%          1.45%           1.55%(f)
  Ratio of net investment income
    (loss) to average net assets
    (including waivers).........     (0.20)%         0.19%          0.07%          (0.39)%(f)
  Ratio of expenses to average
    net assets (before
    waivers)*...................      1.75%          1.75%          1.76%           1.89%(f)
  Ratio of net investment income
    (loss) to average net assets
    (before waivers)*...........     (0.36)%        (0.12)%        (0.24)%         (0.73)%(f)
  Portfolio turnover**..........     75.18%         77.63%         62.78%             21%
  Average commission rate
    paid(g).....................   $0.0229        $0.0251             --              --

                                              INVESTOR B SHARES
                                  ------------------------------------------
                                                                  MARCH 1,
                                   YEAR ENDED     YEAR ENDED      1995 TO
                                  NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                      1997           1996         1995(D)
                                  ------------   ------------   ------------
Net asset value,
  beginning of period...........    $ 11.90        $ 10.71        $  9.26
                                    -------        -------        -------
Investment activities
  Net investment income
    (loss)......................      (0.09)         (0.04)         (0.03)
  Net realized and unrealized
    gains from investments and
    foreign currency............       0.30           1.23           1.48
                                    -------        -------        -------
  Total from investment
    activities..................      (0.21)          1.19           1.45
                                    -------        -------        -------
Distributions
  In excess of net investment
    income......................      (0.03)            --             --
  Net realized gains............      (0.31)            --             --
  Tax return of capital.........         --             --             --
                                    -------        -------        -------
  Total distributions...........      (0.34)            --             --
                                    -------        -------        -------
Net asset value, end of
  period........................    $ 11.77        $ 11.90        $ 10.71
                                    =======        =======        =======
Total return (excludes sales
  charges)......................       1.82%         11.11 %         8.38%(e)
Ratios/Supplemental Data:
  Net assets at end of period
    (000).......................    $   562        $   437        $   102
  Ratio of expenses to average
    net assets (including
    waivers)....................       2.29%          2.14 %         2.02%(f)
  Ratio of net investment income
    (loss) to average net assets
    (including waivers).........      (0.91)%        (0.50)%        (0.96)%(f)
  Ratio of expenses to average
    net assets (before
    waivers)*...................       2.45 %         2.46 %         2.44%(f)
  Ratio of net investment income
    (loss) to average net assets
    (before waivers)*...........      (1.07)%        (0.82)%        (1.38)%(f)
  Portfolio turnover**..........      75.18 %        77.63 %        62.78 %
  Average commission rate
    paid(g).....................    $0.0229        $0.0251             --


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a) Period from commencement of operations.
(b) On April 4, 1994, the Portfolio issued a series of Shares which were designated as "Trust" Shares. In addition, on May 2, 1994, the Portfolio issued a new series of Shares which were designated as "Investor" Shares. The financial highlights presented for April 4, 1994 to May 2, 1994 represent financial highlights applicable to Trust Shares.
(c) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares and authorized the issuance of a series of Shares designated as "Investor B" Shares.
(d) Period from date of initial public offering.

(e) Represents total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus total return for Investor B Shares from March 1, 1995 through November 30, 1995.


(f) Annualized.


(g) Represents the total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares purchased and sold for which commissions were charged.

                               BALANCED PORTFOLIO
              (For a Share(a) outstanding throughout each period)

                                                                   INVESTOR A SHARES
                                        ------------------------------------------------------------------------
                                                                                                      APRIL 1,
                                         YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      1993 TO
                                        NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                            1997           1996           1995           1994         1993(B)
                                        ------------   ------------   ------------   ------------   ------------
    Net Asset Value, Beginning of
     Period............................   $ 12.58        $ 11.65        $  9.61        $ 10.22        $ 10.00
                                          -------        -------        -------        -------        -------
    Investment Activities
     Net investment income.............      0.32           0.32           0.32           0.28           0.23
     Net realized and unrealized gains
      from investments.................      1.47           1.34           2.02          (0.47)          0.15
                                          -------        -------        -------        -------        -------
     Total from Investment
      Activities.......................      1.79           1.66           2.34          (0.19)          0.38
                                          -------        -------        -------        -------        -------
    Distributions
     Net investment income.............     (0.40)         (0.31)         (0.30)         (0.29)         (0.16)
     Net realized gains................     (0.71)         (0.42)            --             --             --
     In excess of net investment
      income...........................        --             --          (0.13)            --
                                          -------        -------        -------        -------        -------
     Total Distributions...............     (1.11)         (0.73)         (0.30)         (0.42)         (0.16)
                                          -------        -------        -------        -------        -------
    Net Asset Value, End of Period.....   $ 13.26        $ 12.58        $ 11.65        $  9.61        $ 10.22
                                          =======        =======        =======        =======        =======
    Total Return (excludes sales
     charges)..........................     15.38%         15.10%         24.85%         (1.91)%         3.86%(d)
    Ratios/Supplemental Data:
    Net Assets at end of period
     (000).............................   $ 9,923        $ 9,328        $ 8,348        $ 7,321        $ 1,978
    Ratio of expenses to average net
     assets (including waivers)........      1.27%          1.27%          1.27%          1.27%          0.56%(e)
    Ratio of net investment income to
     average net assets (including
     waivers)..........................      2.57%          2.79%          2.98%          2.77%          3.42%(e)
    Ratio of expenses to average net
     assets (before waivers)*..........      1.37%          1.37%          1.37%          1.39%          1.21%(e)
    Ratio of net investment income to
     average net assets (before
     waivers)*.........................      2.47%          2.69%          2.88%          2.65%          2.77%(e)
    Portfolio turnover**...............     43.60%         85.16%         58.16%            49%            26%(e)
    Average commission rate paid(f)....   $0.0503        $0.0599             --             --             --

                                                 INVESTOR B SHARES
                                     ------------------------------------------
                                                                     MARCH 1,
                                      YEAR ENDED     YEAR ENDED      1995 TO
                                     NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                         1997           1996         1995(C)
                                     ------------   ------------   ------------
    Net Asset Value, Beginning of
     Period........................    $ 12.49        $ 11.59        $ 10.13
                                       -------        -------        -------
    Investment Activities
     Net investment income.........       0.25           0.25           0.22
     Net realized and unrealized
      gains from investments.......       1.43           1.33           1.44
                                       -------        -------        -------
     Total from Investment
      Activities...................       1.68           1.58           1.66
                                       -------        -------        -------
    Distributions
     Net investment income.........      (0.26)         (0.26)         (0.20)
     Net realized gains............      (0.71)         (0.42)            --
     In excess of net investment
      income.......................      (0.05)            --             --
                                       -------        -------        -------
     Total Distributions...........      (1.02)         (0.68)         (0.20)
                                       -------        -------        -------
    Net Asset Value, End of Period.    $ 13.15        $ 12.49        $ 11.59
                                       =======        =======        =======
    Total Return (excludes sales
     charges)......................      14.57%         14.35%         23.92%(c)
    Ratios/Supplemental Data:
    Net Assets at end of period
     (000).........................    $   522        $   321        $    36
    Ratio of expenses to average
     net assets (including
     waivers)......................       1.96%          1.96%          1.93%(e)
    Ratio of net investment income
     to average net assets
     (including waivers)...........       1.85%          2.09%          2.28%(e)
    Ratio of expenses to average
     net assets (before waivers)*..       2.06%          2.06%          2.03%(e)
    Ratio of net investment income
     to average net assets (before
     waivers)*.....................       1.75%          1.99%          2.18%(e)
    Portfolio turnover**...........      43.60%         85.16%         58.16%
    Average commission rate paid(f)    $0.0503        $0.0599             --


------------


   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


   (a) On September 27, 1994, the Portfolio redesigned Investor Shares as "Investor A" Shares and authorized the issuance of a series of Shares designated as "Investor B" Shares.


   (b) Period from commencement of operations.


   (c) Represents total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus total return for Investor B Shares from March 1, 1995 through November 30, 1995.


   (d) Not Annualized.


   (e) Annualized.


   (f) Represents the total dollar amount of commissions paid on Portfolio transactions divided by total number of Portfolio shares purchased and sold for which commissions are charged.

            INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS

     Although management will use its best efforts to achieve the investment objective of each Portfolio, there can be no assurance that it will be able to do so. The investment objective of each Portfolio may be changed only with the affirmative vote of a majority of the outstanding Shares of the Portfolio, except that the investment objectives of the Bond Index, Equity Index and Small Cap Equity Index Portfolios may be changed by the Fund's Board of Directors without shareholder approval. Shareholders of the latter Portfolios will be given at least 30 days' written notice before any such change occurs. The Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios are "money market" funds that invest in instruments with remaining maturities of 397 days or less (with certain exceptions) and with dollar-weighted average portfolio maturities of 90 days or less, subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act") and other rules of the Securities and Exchange Commission (the "SEC").

THE TREASURY MONEY MARKET PORTFOLIO

     The Treasury Money Market Portfolio's investment objective is to seek a high level of current income exempt from state income tax consistent with liquidity and security of principal. In pursuing its investment objective, the Portfolio invests in selected money market obligations issued by the U.S. Government (or its agencies and instrumentalities) that are guaranteed as to principal and interest by the U.S. Government, the interest on which is generally exempt from state income tax. Securities that are generally eligible for this exemption include those issued by the U.S. Treasury (bills, certificates of indebtedness, notes and certain bonds) and certain U.S. Government agencies and instrumentalities, including the General Services Administration and Small Business Administration. Each investor should consult his or her tax advisor to determine whether distributions from the Portfolio are exempt from state income tax in the investor's home state. Under normal market conditions, the Portfolio intends to invest substantially all (but not less than 65%) of its total assets in securities with the above characteristics and (except to the extent discussed below) will not enter into repurchase agreements or purchase any U.S. Government security that the Adviser believes is subject to state income tax.

     Under extraordinary circumstances, such as when appropriate exempt securities are unavailable or pending investment, the Treasury Money Market Portfolio may temporarily hold cash or invest in repurchase agreements collateralized by U.S. Government securities, other U.S. Government agency or instrumentality securities, securities of other investment companies that invest in securities in which the Portfolio is permitted to invest, or cash equivalents.

THE MONEY MARKET PORTFOLIO

     The Money Market Portfolio's investment objective is to seek current income with liquidity and stability of principal. In pursuing its investment objective, the Portfolio invests substantially all of its assets in a broad range of money market instruments. These instruments include obligations of the U.S. Government, U.S. dollar-denominated foreign securities, obligations of U.S. and foreign banks and savings and loan institutions and commercial obligations that meet the applicable quality requirements described below.


     The Money Market Portfolio will purchase only "First Tier Eligible Securities" (as defined by the SEC) that present minimal credit risks as determined by the Adviser pursuant to guidelines approved by the Fund's Board of Directors. First Tier Eligible Securities consist of (i) securities that either
(a) have shortterm debt ratings at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("Rating Agencies") (or one Rating Agency if the security was rated by only one Rating Agency), or (b) are issued by issuers with such ratings, and (ii) certain securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Directors. The applicable ratings issued by Rating Agencies are described in Appendix A to the Statement of Additional Information. The following descriptions illustrate the types of instruments in which the Portfolio invests.


     Banking Obligations. The Money Market Portfolio may purchase obligations of issuers in the banking industry, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits, including U.S. dollar-

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denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks in amounts not in excess of 25% of its assets where the Adviser deems the instrument to present minimal credit risks. (See "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below.) The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of the value of its total assets.

     Commercial Paper and Variable and Floating Rate Instruments. The Portfolio may invest in commercial paper, including asset-backed commercial paper representing interests in a pool of corporate receivables, dollar-denominated obligations issued by domestic and foreign bank holding companies, and corporate bonds that meet the quality and maturity requirements described above. The Portfolio may also invest in variable or floating rate notes that may have a stated maturity in excess of thirteen months but will, in any event, permit the Portfolio to demand payment of the principal of the instrument at least once every thirteen months upon no more than 30 days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). Such instruments may include variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated variable and floating rate instruments will be determined by the Adviser (under the supervision of the Board of Directors) to be of comparable quality at the time of purchase to First Tier Eligible Securities. There may be no active secondary market in the instruments, which could make it difficult for the Portfolio to dispose of an instrument in the event the issuer were to default on its payment obligation or during periods that the Portfolio could not exercise its demand rights. The Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments held by the Portfolio will be subject to the Portfolio's 10% limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a liquid trading market is absent.

     Government Obligations. The Money Market Portfolio may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, the Portfolio may, when deemed appropriate by the Adviser, invest in short-term obligations issued by state and local governmental issuers that meet the quality requirements described above and, as a result of the Tax Reform Act of 1986, carry yields that are competitive with those of other types of money market instruments of comparable quality.

THE TAX-EXEMPT MONEY MARKET PORTFOLIO

     The Tax-Exempt Money Market Portfolio's investment objective is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal. The Portfolio seeks to achieve its objective by investing substantially all of its assets in short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective political subdivisions, agencies, instrumentalities and authorities the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from regular federal income tax (collectively, "Municipal Obligations"). The Portfolio my also hold tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests.

     The Tax-Exempt Money Market Portfolio will purchase only "First Tier Eligible Securities" (as defined by the SEC) that present minimal credit risks as determined by the Adviser pursuant to guidelines approved by the Board of Directors. See "The Money Market Portfolio" above for a description of "First Tier Eligible Securities".

     Dividends paid by the Tax-Exempt Money Market Portfolio that are derived from interest attributable to tax-exempt obligations of a particular state and its political subdivisions as well as of certain other governmental issuers including Puerto Rico, Guam and the Virgin Islands may be exempt from federal and state income tax. Dividends derived from interest on obligations of other governmental issuers are exempt from federal income tax but may be subject to state income tax.

     As a matter of fundamental policy, under normal market conditions or when the Adviser deems suitable tax-exempt Municipal Obligations to be available, at least 80% of the Tax-Exempt Money Market Portfolio's total assets will be invested in Municipal Obligations. The Portfolio may hold uninvested cash reserves pending investment

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

during temporary defensive periods or if, in the opinion of the Adviser, suitable Municipal Obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods.

     In addition, during temporary defensive periods or if, in the opinion of the Adviser, suitable Municipal Obligations are unavailable and subject to the quality standards described above, the Tax-Exempt Money Market Portfolio may invest up to 20% of its assets in money market instruments, the income from which is subject to federal income tax. Such instruments may include obligations of the U.S. Government, its agencies or instrumentalities; debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the highest rating category by a Rating Agency; certificates of deposit or bankers' acceptances of domestic branches of U.S. banks with total assets at the time of purchase of $1 billion or more; or repurchase agreements with respect to such obligations.

THE U.S. GOVERNMENT SECURITIES PORTFOLIO

     The U.S. Government Securities Portfolio's investment objective is to seek a high rate of current income that is consistent with relative stability of principal. In pursuing its investment objective, the Portfolio invests in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities normally having remaining maturities of 1 to 30 years and repurchase agreements relating to such obligations. (For further information, see "Other Applicable Policies -- U.S. Government Obligations" below.)

     Consistent with its investment policies, the U.S. Government Securities Portfolio may invest in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgage loans, such as certificates issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") and collateralized mortgage obligations ("CMOs"). For further information regarding these instruments, see "Other Applicable Policies -- Asset-Backed Securities" below.

THE INTERMEDIATE CORPORATE BOND PORTFOLIO


     The Intermediate Corporate Bond Portfolio's investment objective is to seek as high a level of current income as is consistent with preservation of capital. In pursuing its investment objective, the Portfolio will invest, under normal market and economic conditions, at least 65% of its total assets in non-convertible corporate debt obligations, which shall mean obligations of (i) domestic or foreign business corporations, or (ii) agencies, instrumentalities or authorities which are organized in corporate form by one or more states or political subdivisions in the United States or one or more foreign governments. The Portfolio may also invest in obligations issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities, and asset-backed securities, including CMOs and other mortgage-related securities. For further information regarding these instruments, see "Other Applicable
Policies -- Asset-Backed Securities" below. In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. The Portfolio seeks to provide a current yield greater than that generally available from money market instruments.



     The Portfolio may purchase debt securities which are rated at the time of purchase in one of the four highest rating categories assigned by one or more Rating Agencies or in unrated debt securities deemed by the Adviser to be of comparable quality. Under normal market and economic conditions, however, the Portfolio intends to invest at least 65% of its total assets in debt obligations rated in one of the three highest rating categories assigned by one or more Rating Agencies (or unrated debt obligations determined to be of comparable quality). Securities that are rated in the lowest of the four highest rating categories have speculative characteristics, even though they are of investment grade quality, and such securities will be purchased (and retained) only if the Adviser believes that the issuers have an adequate capacity to pay interest and repay principal. Unrated debt securities will be purchased only if they are considered by the Adviser to be at least comparable in quality at the time of purchase to instruments within the rating categories listed above. Debt securities purchased by the Portfolio whose ratings are subsequently downgraded below the four highest rating assigned by a Rating Agency will be disposed of in an orderly manner, normally within 30 to 60 days. The applicable ratings issued by Rating Agencies are described in the Appendix to the Statement of Additional Information.



     The Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Short-term obligations in which the Portfolio may invest include (i) money market instruments, such as commercial paper, including variable and floating rate instruments, rated at the time of purchase in one of the two highest rating categories assigned by a Rating Agency or, if unrated, deemed to be of comparable quality by the Adviser at the time of purchase, and bank obligations, including bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits of U.S. and foreign banks having total assets at the time of purchase in excess of $1 billion, (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (iii) repurchase agreements. For further information regarding variable and floating rate instruments, see "The Money Market Portfolio -- Commercial Paper and Variable and Floating Rate Instruments" above. Although the Portfolio will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Adviser determines that the instrument presents minimal credit risks, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. See "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below. Investments in the obligations of foreign banks or foreign branches of U.S. banks will not exceed 25% of the Portfolio's total assets at the time of purchase.


     The Portfolio's average weighted maturity will be between three and ten years and will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors.

THE BOND INDEX PORTFOLIO

     The investment objective of the Bond Index Portfolio is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. Government, mortgage-backed, asset-backed and corporate debt securities as represented by the Lehman Brothers Aggregate Bond Index (the "Lehman Aggregate").

     The Portfolio is not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Instead, the Portfolio uses an investment strategy called "indexing" whereby it seeks to approximate the investment performance of the market segment comprised of U.S. Government, mortgage-backed, asset-backed and corporate debt securities, as represented by the Lehman Aggregate, through the use of sophisticated computer models to determine which securities should be purchased or sold, while keeping transaction and administrative costs to a minimum. The Portfolio will invest substantially all of its total assets in securities listed in the Lehman Aggregate, including without limitation, asset-backed securities. For further information regarding asset-backed securities see "Other Applicable Policies -- Asset-Backed Securities" below. The Adviser generally selects securities for the Portfolio on the basis of their weightings in the Lehman Aggregate and will only purchase a security for the Portfolio that is included in the Lehman Aggregate at the time of such purchase. The Portfolio should exhibit price and yield volatility similar to that of the Lehman Aggregate. For further information, see "Other Investment Policies -- The Indexing Approach" below and the Statement of Additional Information under "Investment Objectives and Policies -- The Indexing Approach."

     With respect to the remaining portion of its total assets, the Portfolio has the ability to hold temporary cash balances which may be invested in U.S. Government obligations and money market instruments. See "The Intermediate Corporate Bond Portfolio" above for a description of the types of money market instruments in which the Portfolio may invest and the applicable limitations with respect to such investments. If appropriate, the Portfolio may use options, futures contracts and depository receipts to hedge its positions or for other permissible purposes. The Portfolio also may enter into reverse repurchase agreements and lend its portfolio securities.


     The Lehman Aggregate. The Lehman Aggregate is composed of U.S. Government, mortgage-backed, asset-backed and non-convertible corporate debt securities that meet the following criteria: the securities have at least $100 million par amount outstanding; the securities are rated investment grade (at least Baa or BBB) by Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") (if not rated by Moody's); have at least one year until maturity; and have coupons with fixed rates. The Lehman Aggregate excludes CMOs, adjustable rate mortgages, manufactured homes, non-agency bonds, buydowns, graduated equity mortgages, project loans and nonconforming (i.e., "jumbo") mortgages. As of December 31, 1997, over 6,333 issues were included in the Lehman Aggregate, representing approximately $4.98 trillion in market value. U.S. Treasury and agency securities represented approximately 49.5% of the total market value, asset-backed and mortgage-backed securities represented approximately 31.2% of the total market value, with corporate debt securities representing the balance of approximately 19.3%. The average maturity of the Lehman Aggregate was approximately 8.7 years. The Adviser believes that the Lehman Aggregate is an appropriate benchmark for the Portfolio because it is diversified, it is familiar to investors, and it is widely accepted as a reference for bonds and other fixed income investments.


     Because of the large number of issues included in the Lehman Aggregate, the Portfolio cannot invest in all such issues. Instead, the Portfolio will hold a representative sample of approximately 100 of the securities in the Lehman Aggregate, selecting one or two issues to represent an entire "class" or type of securities in the Lehman Aggregate. At a minimum, the Portfolio seeks to hold securities which reflect the major asset classes in the Lehman Aggregate -- U.S. Treasury and agency issues, mortgage-backed securities, asset-backed securities and non-convertible corporate debt securities. As the Portfolio's assets increase, these classes will be further delineated along the lines of sector, term-to-maturity, coupon and credit ratings. This sampling technique is expected to be an effective means of substantially duplicating the price and performance provided by the securities comprising the Lehman Aggregate.

     Securities rated Baa by Moody's or BBB by S&P have speculative characteristics even though they are of investment-grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

THE GOVERNMENT & CORPORATE BOND PORTFOLIO


     The Government & Corporate Bond Portfolio's investment objective is to seek the highest level of current income consistent with conservation of capital. In pursuing its investment objective, the Portfolio intends to invest at least 65% of its assets in fixed-income and related debt securities rated in one of the three highest rating categories assigned by a Rating Agency at the time of purchase or in unrated investments deemed by the Adviser to be of comparable quality pursuant to guidelines approved by the Fund's Board of Directors. Debt securities may include a broad range of fixed and variable rate bonds, debentures, notes, and securities convertible into or exchangeable for common stock; dollar-denominated debt obligations of foreign issuers, including foreign corporations and governments; and first mortgage loans, income participation loans, participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. Government, its agencies or instrumentalities, CMOs and other mortgage-related securities, and other asset-backed securities. For further information regarding asset-backed securities, see "Other Applicable Policies -- Asset-Backed Securities" below. The Portfolio may invest up to 10% of its total assets at the time of purchase in dollar-denominated debt obligations of foreign issuers, either directly or through American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"), and up to 25% of its total assets at the time of purchase in non-mortgage asset-backed securities, respectively. See "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EDRs."



     The Government & Corporate Bond Portfolio may purchase debt securities which are rated at the time of purchase within the four highest rating categories assigned by one or more Rating Agencies or unrated debt securities (including convertible securities) which the Adviser believes present attractive opportunities and are of at least comparable quality to instruments so rated. The Portfolio's dollar-weighted average portfolio quality is expected to be at least "A" or higher. Securities rated in the lowest of the above four rating categories have speculative characteristics, even though they are of investment-grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. Such securities will be purchased (and retained) only when the Adviser believes the issuers have an adequate capacity to pay interest and repay principal. (For a description of the rating categories of Rating Agencies, see Appendix A to the Statement of Additional Information.) In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. The Portfolio seeks to provide a current yield greater than that generally available from money market instruments.


     The Government & Corporate Bond Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Short-term obligations include, but are not limited to, commercial paper, bankers' acceptances, certificates of deposit, demand and time deposits of domestic and foreign banks and savings and loan associations, repurchase agreements and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.


THE SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO

     The Short-Intermediate Municipal Portfolio's investment objective is to seek as high a level of current income, exempt from regular federal income tax, as is consistent with preservation of capital. The Portfolio seeks to achieve its objective by investing substantially all of its assets in investment grade Municipal Obligations. As a matter of fundamental policy, under normal market conditions at least 80% of the Portfolio's total assets will be invested in Municipal Obligations, primarily bonds (at least 65% under normal market conditions).


     The Short-Intermediate Municipal Portfolio invests in Municipal Obligations that are rated at the time of purchase within the four highest rating categories assigned by one or more Rating Agencies. The Portfolio may also invest in short-term Municipal Obligations such as municipal notes, tax-exempt commercial paper, and variable and floating rate demand obligations that are rated at the time of purchase within the two highest rating categories assigned by a Rating Agency. Municipal Obligations rated in the lowest of the four highest rating categories for bonds are considered to have speculative characteristics, even though they are of investment grade quality. Such bonds will be purchased only if the Adviser believes they have an adequate capacity to pay interest and repay principal. Unrated obligations will be purchased only if they are considered by the Adviser to be at least comparable in quality at the time of purchase to instruments within the rating categories listed above. Municipal Obligations purchased by the Portfolio whose ratings are subsequently downgraded below the four highest rating categories assigned by a Rating Agency will be disposed of in an orderly manner, normally within 30-60 days. The applicable ratings issued by Rating Agencies are described in the Appendix to the Statement of Additional Information.


     In addition, the Short-Intermediate Municipal Portfolio may from time to time during temporary defensive periods, invest in taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Such instruments may include obligations of the U.S. Government, its agencies or instrumentalities; debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the two highest rating categories assigned by a Rating Agency; or repurchase agreements with respect to such obligations.

     During temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable, the Short-Intermediate Municipal Portfolio may also hold uninvested cash reserves which do not earn income pending investment. There is no percentage limitation on the amount of assets that may be held uninvested during these temporary defensive periods.


     The Short-Intermediate Municipal Portfolio's average dollar-weighted maturity will be between two and five years and will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors.


THE MISSOURI TAX-EXEMPT BOND PORTFOLIO

     The Missouri Tax-Exempt Bond Portfolio's investment objective is to seek as high a level of interest income exempt from federal income tax as is consistent with conservation of capital. In pursuing its investment objective, the Portfolio invests substantially all of its assets in investment-grade Missouri Municipal Obligations (which, to the extent possible, are also exempt from Missouri state income tax).

     Dividends paid by the Missouri Tax-Exempt Bond Portfolio that are derived from interest attributable to tax-exempt obligations of the State of Missouri and its political subdivisions as well as of certain other governmental issuers including Puerto Rico, Guam and the Virgin Islands ("Missouri Municipal Obligations") are exempt from federal and Missouri income tax. Dividends derived from interest on obligations of other governmental issuers are exempt from federal income tax but may be subject to Missouri income tax.

     As a matter of fundamental policy, under normal market conditions, at least 65% of the Missouri Tax-Exempt Bond Portfolio's total assets will be invested in Missouri Municipal Obligations. The Portfolio will seek to maximize the proportion of its dividends which are exempt from both federal and Missouri income tax and presently expects to invest substantially all of its total assets in Missouri Municipal Obligations.


     The Missouri Tax-Exempt Bond Portfolio invests in Municipal Obligations that are rated at the time of purchase within the four highest rating categories assigned by one or more Rating Agencies. The Portfolio may also invest in short-term Municipal Obligations such as municipal notes, tax-exempt commercial paper and variable or floating rate demand obligations that are rated at the time of purchase within the two highest rating categories assigned by a Rating Agency. Municipal Obligations rated in the lowest of the four highest rating categories for bonds are considered to have speculative characteristics, even though they are of investment grade quality. Such bonds will be purchased only if the Adviser believes the issuers have an adequate capacity to pay interest and repay principal. Unrated obligations will be purchased only if they are considered by the Adviser to be at least comparable in quality at the time of purchase to instruments within the rating categories listed above. The applicable ratings issued by Rating Agencies are described in the Appendix to the Statement of Additional Information.


     As a matter of fundamental policy, under normal market conditions or when the Adviser deems suitable tax-exempt Municipal Obligations to be available, at least 80% of the Missouri Tax-Exempt Bond Portfolio's total assets will be invested in Municipal Obligations. The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Adviser, suitable Municipal Obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods.


     In addition, during temporary defensive periods or if, in the opinion of the Adviser, suitable Municipal Obligations are unavailable and subject to the quality standards described above, the Missouri Tax-Exempt Bond Portfolio may invest up to 20% of its assets in money market instruments, the income from which is subject to federal income tax. See "The Tax-Exempt Money Market Portfolio" above for a description of the types of taxable money market instruments in which the Portfolio may invest.


     The Missouri Tax-Exempt Bond Portfolio's average weighted maturity will vary in light of market and economic conditions, the comparative yields on instruments with different maturities, and other factors.

THE NATIONAL MUNICIPAL BOND PORTFOLIO


     The National Municipal Bond Portfolio's investment objective is to seek as high a level of current income exempt from regular federal income tax as is consistent with conservation of capital. In pursuing its investment objective, the Portfolio intends to invest, under normal market and economic conditions, substantially all of its assets in investment grade Municipal Obligations. As a matter of fundamental policy, under normal market and economic conditions at least 80% of the Portfolio's total assets will be invested in Municipal Obligations, primarily bonds (at least 65% under normal market conditions).


     The Portfolio may purchase Municipal Obligations that are rated at the time of purchase in one of the four highest rating categories assigned by one or more Rating Agencies or in unrated Municipal Obligations deemed by the Adviser to be of comparable quality. Under normal market and economic conditions, however, the Portfolio intends to invest at least 65% of its assets in Municipal Obligations rated at the time of purchase in one of the three highest rating categories assigned by one or more Rating Agencies (or unrated Municipal Obligations determined to be of comparable quality). Securities that are rated in the lowest of the four highest rating categories are considered to have speculative characteristics, even though they are of investment grade quality, and will be purchased (and retained) only if the Adviser believes that the issuers have an adequate capacity to pay interest and repay principal. Unrated obligations will be purchased only if they are considered by the Adviser to be at least comparable in quality at the time of purchase to instruments within the rating categories listed above. Municipal Obligations purchased by the Portfolio whose ratings are subsequently downgraded below the four highest rating categories assigned by a Rating Agency will be disposed of in an orderly manner, normally within 30 to 60 days. The applicable ratings issued by Rating Agencies are described in the Appendix to the Statement of Additional Information.



     In addition, the Portfolio may from time to time during temporary defensive periods, invest in taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Such instruments may include obligations of the U.S. Government, its agencies or instrumentalities and debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the two highest rating categories assigned by one or more Rating Agencies. The Portfolio does not intend to invest in taxable obligations under normal market conditions.


     During temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable, the Portfolio may also hold uninvested cash reserves which do not earn income pending investment. There is no percentage limitation on the amount of assets that may be held uninvested during these temporary defensive periods. The Portfolio does not intend to hold uninvested cash reserves under normal market conditions.

     The Portfolio's average dollar-weighted maturity will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors.

THE EQUITY INCOME PORTFOLIO

     The Equity Income Portfolio's investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation. In pursuing its investment objective, the Portfolio intends to invest, under normal market and economic conditions, substantially all of its assets in common stock, preferred stock, rights, warrants, and securities convertible into common stock. The Adviser will select stocks based on a number of quantitative factors, including dividend yield, current and future earnings potential compared to stock prices, total return potential and other measures of value, such as cash flow, asset value or book value, if appropriate. Stocks purchased for the Portfolio generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market. A convertible security may be purchased for the Portfolio when, in the Adviser's opinion, the price and yield of the convertible security is favorable as compared to the price and yield of the common stock. The stocks or securities in which the Portfolio invests may be expected to produce an above average level of income (as measured by the Standard & Poor's 500 Composite Stock Price Index). Under normal market and economic conditions, at least 65% of the Portfolio's total assets will be invested in income-producing equity securities.


     The Portfolio may invest indirectly in foreign securities through the purchase of ADRs and EDRs, but will not do so if, immediately after and as a result of the purchase, the value of ADRs and EDRs would exceed 15% of the Portfolio's total assets. For further information, see "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EDRs".



     The Portfolio reserves the right to hold as a temporary defensive measure during abnormal market or economic conditions up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, such abnormal market or economic conditions warrant. See "The Intermediate Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest and the applicable limitations with respect to such investments.


THE EQUITY INDEX PORTFOLIO

     The investment objective of the Equity Index Portfolio is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

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     Like the Bond Index Portfolio, the Equity Index Portfolio is not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Instead, the Portfolio uses an investment strategy called "indexing" whereby it seeks to approximate the investment performance of the market segment comprised of U.S. publicly traded common stocks with large stock market capitalizations, as represented by the S&P 500, through the use of sophisticated computer models to determine which securities should be purchased or sold, while keeping transaction and administrative costs to a minimum. The Portfolio will invest substantially all of its total assets in securities listed in the S&P 500. The Adviser generally selects securities for the Portfolio on the basis of their weightings in the S&P 500 and will only purchase a security for the Portfolio that is included in the S&P 500 at the time of such purchase. The Portfolio should exhibit price volatility similar to that of the S&P 500. For further information, see "Other Investment Policies -- The Indexing Approach" below and the Statement of Additional Information under "Investment Objectives and Policies -- The Indexing Approach."

     With respect to the remaining portion of its total assets, the Portfolio has the ability to hold temporary cash balances which may be invested in U.S. Government obligations and money market instruments. See "The Intermediate Corporate Bond Portfolio" above for a description of the money market instruments in which the Portfolio may invest and the applicable limitations with respect to such investments. If appropriate, the Portfolio may use options, futures contracts and depository receipts to hedge its positions or for other permissible purposes. The Portfolio also may enter into reverse repurchase agreements and lend its portfolio securities.


     The S&P 500. The S&P 500 is composed of approximately 500 common stocks, most of which are listed on the New York Stock Exchange. S&P chooses the stocks for the S&P 500 on statistical basis. As of December 31, 1997 the stocks in the S&P 500 have a market capitalization of $7.784 trillion and account for approximately 70% of the total market value of all U.S. common stocks. Normally, the Equity Index Portfolio will hold all 500 stocks in the S&P 500 and will hold each stock in approximately the same percentage as that stock represents in the S&P 500. Under certain circumstances, the Portfolio may not hold all 500 stocks in the S&P 500, for example because of changes in the S&P 500, or as a result of shareholder activity in the Portfolio. The Portfolio will rebalance its holdings monthly to reflect changes in the S&P 500. "Market capitalization" for a company is the market price per share of stock multiplied by the number of shares outstanding. The Adviser believes that the S&P 500 is an appropriate benchmark for the Portfolio because it is diversified, it is familiar to many investors and it is widely accepted as a reference for common stock investments.


THE GROWTH & INCOME EQUITY PORTFOLIO

     The Growth & Income Equity Portfolio's investment objective is to provide long-term capital growth, with income a secondary consideration. In pursuing its investment objective, the Portfolio normally invests substantially all of its assets in common stock, preferred stock, rights, warrants and securities convertible into common stock. The Adviser selects stocks based on a number of factors, including historical and projected earnings, growth and asset value, earnings compared to stock prices generally (as measured by the S&P 500, and consistency of earnings growth and earnings quality. Stocks purchased for the Portfolio generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market. A convertible security may be purchased for the Portfolio when, in the Adviser's opinion, the price and yield of the convertible security is favorable compared to the price and yield of the common stock. The stocks or securities in which the Portfolio invests may be expected to produce some income but income is not a major criterion in their selection.


     The Growth & Income Equity Portfolio may invest indirectly in foreign securities through the purchase of ADRs and EDRs but will not do so if, immediately after and as a result of the purchase, the value of ADRs and EDRs would exceed 15% of the Portfolio's total assets. For further information, see "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EDRs." The Portfolio may also invest in Canadian securities listed on a national securities exchange.



     The Growth & Income Equity Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. See "The Government & Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest.


THE GROWTH EQUITY PORTFOLIO

     The Growth Equity Portfolio's investment objective is capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in equity securities of companies selected on the basis of assessment of earnings and the risk and volatility of each company's business. Other factors, such as product position or market share, will also be considered by the Adviser.


     The Growth Equity Portfolio invests primarily in equity securities of companies selected by the Adviser on the basis of traditional research techniques. The equity securities in which the Portfolio invests are primarily those of middle to large capitalization issuers whose shares are listed on the New York and American Stock Exchanges and Nasdaq. Company earnings are the primary consideration in selecting portfolio securities. The Portfolio may invest in common stocks, preferred stocks, convertible securities, corporate bonds, debentures, notes, warrants, and put and call options on stocks, although normally it will invest at least 65% of its total assets in equity securities, including common stocks. Debt obligations purchased by the Portfolio may include variable and floating rate instruments, including variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. See "The Money Market Portfolio" above for a description of certain risks in investing in variable and floating rate obligations. Debt obligations in which the Portfolio invests will be rated at the time of purchase in one of the four highest rating categories assigned by one or more Rating Agencies or, if unrated, deemed to be of comparable quality by the Adviser. Securities that are rated in the lowest of the four highest rating categories have speculative characteristics, even though they are of investment grade quality, and changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated securities. Downgrades will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If it is determined not to be an acceptable investment, the security will be sold. The applicable ratings categories of Rating Agencies are described in Appendix A to the Statement of Additional Information.



     The Growth Equity Portfolio may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depository receipts, such as ADRs Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Portfolio will not invest in the securities of a foreign issuer if any such risk appears to the Adviser to be substantial. The Portfolio may not invest more than 5% of its total assets in securities of foreign issuers. For further information on the risks of foreign securities, see "Risk Factors -- Risks Associated with Foreign Securities and Currencies below" below and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EPRs".


     In such proportions as, in the judgment of the Adviser, prevailing market conditions warrant, the Growth Equity Portfolio may, for temporary defensive purposes, invest in short-term money market instruments, securities issued and/or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements. See "The Intermediate Corporate Bond Portfolio" above for further information on the types of short-term obligations in which the Portfolio may invest.

THE SMALL CAP EQUITY PORTFOLIO


     The Small Cap Equity Portfolio's investment objective is capital appreciation. Current income is an incidental consideration in the selection of portfolio securities. In pursuing its investment objective, the Portfolio normally invests at least 65% of its total assets in common stock of emerging or established small- to medium-sized companies with above-average potential for price appreciation. The market capitalization of the issuers of securities purchased by the Portfolio will normally range from $100 million to $2 billion at the time of purchase. The Portfolio may invest in preferred stock, rights, warrants, and securities convertible into common stock. It may invest a portion of its assets in established larger companies that, in the opinion of the Adviser, offer improved growth possibilities because of rejuvenated management, product changes, or other developments that might stimulate earnings or asset growth, or in companies that seem undervalued relative to their underlying assets. The Portfolio does not intend to invest more than 5% of the value of its total assets in the securities of unseasoned companies, that is, companies (or their predecessors) with less than three years' continuous operation.

     The Small Cap Equity Portfolio may also invest a portion of its assets in smaller companies that have limited specialized-product lines, markets or financial resources, or are dependent upon one-person management. The securities of such smaller companies may have limited marketability, may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general, and may involve greater risk than is customarily associated with more established companies. To qualify for investment by the Portfolio, however, a company will be expected to have, in the opinion of the Adviser, above-average possibilities for capital appreciation (when compared with the average appreciation of companies whose securities are included in the S&P 500).

     The Small Cap Equity Portfolio uses a research intensive approach and valuation techniques that emphasize earnings and asset growth. The Adviser selects stocks based on a number of factors, including historical and projected earnings, asset value, potential for price appreciation and earnings growth, and quality of products manufactured and/or services offered. Stocks purchased for the Portfolio may be listed on a national securities exchange or may be unlisted securities with or without an established over-the-counter market. The Portfolio may also invest in initial public offerings of new companies that demonstrate the potential for price appreciation. A convertible security may be purchased for the Portfolio when, in the Adviser's opinion, the price of the convertible security is favorable compared to the price of the common stock. In general, the Portfolio's stocks and other securities will be diversified over a number of industry groups in an effort to reduce the risks inherent in such investments.


     The Small Cap Equity Portfolio may invest indirectly in foreign securities through the purchase of such obligations as ADRs and EDRs but will not do so if, immediately after and as a result of the purchase, the value of ADRs and EDRs would exceed 25% of the Portfolio's total assets. For further information, see "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below, and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EDRs." The Portfolio may also invest in securities issued by Canadian corporations and Canadian counterparts of U.S. corporations, which may or may not be listed on a national securities exchange or traded in over-the-counter markets.



     The Small Cap Equity Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. See "The Government & Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest.


THE SMALL CAP EQUITY INDEX PORTFOLIO

     The investment objective of the Small Cap Equity Index Portfolio is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. common stocks with smaller stock market capitalizations as represented by the Standard & Poor's SmallCap 600 Stock Price Index (the "S&P SmallCap 600").

     Like the Bond Index and Equity Index Portfolios, the Small Cap Equity Index Portfolio is not managed in a traditional sense, that is, by making discretionary and non-discretionary judgments based on analysis of economic, financial and market conditions. Instead, the Portfolio uses an investment strategy called "indexing", whereby it seeks to approximate the investment performance of the market segment comprised of U.S. common stocks with smaller stock market capitalizations as represented by the S&P SmallCap 600, through the use of sophisticated computer models to determine which stocks should be purchased or sold, while keeping transaction and administrative costs to a minimum. The Portfolio will invest substantially all but no less than 80% of its total assets in securities listed on the S&P SmallCap 600. The Adviser generally selects securities for the Portfolio on the basis of their weightings in the S&P SmallCap 600. The Portfolio will only purchase a common stock that is included in the S&P SmallCap 600 at the time of such purchase. The Portfolio should exhibit price volatility similar to that of the

S&P SmallCap 600. For further information, see "Other Investment Policies -- The Indexing Approach" below and the Statement of Additional Information under "Investment Objectives and Policies -- The Indexing Approach."

     With respect to the remaining portion of its total assets, the Portfolio has the ability to hold temporary cash balances which may be invested in U.S. Government obligations and money market instruments, including variable and floating rate obligations such as variable rate master demand notes. See "The Intermediate Corporate Bond Portfolio" above for a description of the money market instruments in which the Portfolio may invest and the applicable limitations with respect to such instruments. See "The Money Market Portfolio" above for a description of certain risks in investing in variable and floating rate instruments. If appropriate, the Portfolio may use options, futures contracts and depository receipts to hedge its positions or for other permissible purposes. The Portfolio also may enter into repurchase and reverse repurchase agreements and lend its portfolio securities.


     The S&P SmallCap 600. The S&P SmallCap 600 is composed of approximately 600 common stocks. These companies are chosen to be a part of the S&P SmallCap 600 based upon their market size, liquidity and industry group representation. As of December 31, 1997, stocks in the S&P SmallCap 600 had a market capitalization of $1.985 billion. To be included in the S&P SmallCap 600, stock selections are also screened by S&P for trading volume, ownership concentration, share price and bid/ask spreads. Normally, the Portfolio will hold all 600 stocks in the S&P SmallCap 600 and will hold each stock in approximately the same percentage as that stock represents in the S&P SmallCap 600. Under certain circumstances, the Portfolio may not hold all 600 stocks in the S&P SmallCap 600, for example because of changes in the S&P SmallCap 600, or as a result of shareholder activity in the Portfolio. The Portfolio will rebalance its holdings periodically to reflect changes in the S&P SmallCap 600. "Market capitalization" for a company is the market price per share of stock multiplied by the number of shares outstanding. The Adviser believes that the S&P SmallCap 600 is an appropriate benchmark for the Portfolio because it represents a diversified array of small capitalization companies, it is familiar to many investors and it is widely accepted as a reference for small capitalization common stock investments.



     The S&P SmallCap 600 Index has above-average risk and may fluctuate more than the S&P 500 Stock Price Index, which invests in stocks of larger, more established companies. Small capitalization companies may be subject to more abrupt or erratic price movements than the stocks of larger, established companies or the stock market as a whole. Among the reasons for this greater price volatility are the less than certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such stocks and the greater exposure of small capitalization companies to changing economic conditions. In addition, such companies often have limited product lines, smaller markets or fewer financial resources. Because of the risks associated with investing in the small companies that comprise the S&P SmallCap 600, shareholders should consider an investment in the Small Cap Equity Index Portfolio to be long-term. The Small Cap Equity Index Portfolio is not designed to provide investors with a means to speculate on short-term movements in the stock market.


THE INTERNATIONAL EQUITY PORTFOLIO


     The International Equity Portfolio's investment objective is to provide capital growth consistent with reasonable investment risk. The Portfolio seeks to achieve this objective by investing principally in foreign equity securities, most of which will be denominated in foreign currencies. During normal market conditions, the Portfolio will invest substantially all of its assets in securities of companies which derive more than 50% of their gross revenues from, or have more than 50% of their assets outside, the United States. Additionally, under normal market conditions, the Portfolio will invest in equity securities from at least three different countries (excluding the United States). However, the Portfolio may invest all of its assets in a single country during temporary defensive periods.



     The International Equity Portfolio expects to invest at least 50% of its assets in securities of companies located either in developed countries in Western Europe or in Japan, although it may also purchase securities of companies located in other developed countries and developing countries. For further information, see "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below.



     By investing in foreign securities, the International Equity Portfolio will attempt to take advantage of differences between economic trends and the performance of securities markets in various countries, regions and geographic areas. The Portfolio will achieve diversification by investing in securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The multinational character of the Portfolio's investments should reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by the Portfolio's investments in one foreign market may offset gains from the Portfolio's investments in another market.


     Equity securities in which the International Equity Portfolio may invest include common stock, preferred stock, rights, warrants and securities convertible into common stock. A convertible security may be purchased for the Portfolio when, in the Adviser's or Sub-Adviser's opinion, the price and yield of the convertible security is favorable compared to the price and yield of the common stock.

     During temporary defensive periods, when deemed necessary by the Adviser or Sub-Adviser, the International Equity Portfolio may invest up to 100% of its assets in U.S. Government obligations or debt obligations of companies incorporated and having their principal business activities in the United States. The Portfolio does not intend to invest in such securities for the purpose of meeting its investment objective.

     The International Equity Portfolio may also invest, without limitation, in foreign securities through the purchase of ADRs and EDRs. For further information, see "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EDRs."


     The International Equity Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser or Sub-Adviser, prevailing market or economic conditions warrant. See "The Government & Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest.


     Although investing in any mutual fund has certain inherent risks, an investment in the International Equity Portfolio may have even greater risks than investments in most other types of mutual funds. The Portfolio is not a complete investment program, and it may not be appropriate for investors who cannot financially bear the loss of at least a significant portion of their investment. The Portfolio's net asset value per Share is subject to rapid and substantial changes because greater risk is assumed in seeking the Portfolio's objective. See "Risk Factors -- Risks Associated with Foreign Securities and Currencies" below.

THE BALANCED PORTFOLIO


     The Balanced Portfolio's investment objective is to maximize total return through a combination of growth of capital and current income consistent with the preservation of capital. The Portfolio seeks to achieve its objective by using a disciplined approach of allocating assets primarily among three major asset groups, i.e. equity securities, fixed income securities and cash equivalents. In pursuing the Portfolio's investment objective, the Adviser allocates the Portfolio's assets based upon its evaluation of the relative attractiveness of the major asset groups. In an effort to better quantify the relative attractiveness of the major asset groups over a one- to three-year period of time, the Adviser has incorporated into its asset allocation decision-making process several dynamic computer models which it has created. The purpose of these models is to show the statistical impact of the Adviser's economic outlook upon the future returns of each asset group. The models are especially sensitive to the forecasts for inflation, interest rates and long-term corporate earnings growth. Investment returns are normally heavily impacted by such variables and their expected changes over time. Therefore, the Adviser's method attempts to take advantage of changing economic conditions by increasing or decreasing the ratio of stocks to bonds in the Portfolio. For example, if the Adviser expected more rapid economic growth leading to better corporate earnings, it would increase the Portfolio's holdings of equity securities and reduce its holdings of fixed income securities and cash equivalents.


     Under normal market conditions, the Balanced Portfolio's policy is generally to invest at least 25% of the value of its total assets in fixed income securities and no more than 75% in equity securities. The actual percentage of assets invested in equity securities, fixed income securities and cash equivalents will vary from time to time, depending on the judgment of the Adviser as to general market and economic conditions, trends and yields, interest rates and fiscal and monetary developments.

     The equity securities in which the Balanced Portfolio normally invests include common stock, preferred stock, rights, warrants and securities convertible into common or preferred stock. For further information regarding these instruments, see "The Equity Income Portfolio" and "The Growth & Income Equity Portfolio" above.


     The fixed income securities in which the Balanced Portfolio invests include U.S. Government securities or other fixed income and related debt securities rated in one of the four highest rating categories assigned by one or more Rating Agencies at the time of purchase or in unrated securities deemed by the Adviser to be of comparable quality pursuant to guidelines approved by the Fund's Board of Directors. For further information regarding these instruments, see "The Government & Corporate Bond Portfolio" above.


     The Balanced Portfolio may purchase asset-backed securities. For further information regarding these instruments, see "Other Applicable
Policies -- Asset-Backed Securities" below.


     The Balanced Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. See "The Government & Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest.


RISK FACTORS


     MARKET RISK. The Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index and International Equity Portfolios invest primarily, and the Balanced Portfolio invests to a significant degree, in equity securities. As with other mutual funds that invest primarily or to a significant degree in equity securities, these Portfolios are subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time and both the U.S. and certain foreign equity markets tend to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. As of the date of this Prospectus, U.S. stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.


     INTEREST RATE RISK. Generally, the market value of fixed income securities, including Municipal Obligations, held by the Portfolios can be expected to vary inversely to changes in prevailing interest rates. During periods of declining interest rates, the market value of investment portfolios comprised primarily of fixed income securities will tend to increase, and during periods of rising interest rates, the market value will tend to decrease. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also offset the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not offset cash income from such securities but will be reflected in a Portfolio's net asset value.


     RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES. Investments in securities of foreign issuers, whether made directly or indirectly, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.


     There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the United States. In the event of a default by the issuer of a foreign security, it may be more difficult to obtain or enforce a judgment against such issuer than it would be against a domestic issuer. In addition, foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certain of the risks associated with international investments are heightened with respect to investments in developing countries. The risks of expropriation, nationalization and social, political and economic instability are greater in those countries than in more developed capital markets. In addition, developing countries may have economies based on only a few industries and small securities markets with a low volume of trading. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the International Equity Portfolio and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

     Certain countries may also impose restrictions on the International Equity Portfolio's ability to repatriate investment income or capital. Even when there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the International Equity Portfolio.


     Governments of many developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government may own or control many companies, including the largest company or companies. As such, government actions in the future could have a significant effect on economic conditions in these countries, affecting private sector companies, the International Equity Portfolio and the value of its portfolio securities.


     Since the International Equity Portfolio will invest substantially in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the International Equity Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets and the regulatory control of the exchanges on which the currencies trade. These forces are themselves affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Costs are incurred in connection with conversions between various currencies.

     The expense ratio of the International Equity Portfolio can be expected to be higher than that of funds investing in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

     Interest and dividends payable on the International Equity Portfolio's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax provisions, they may reduce the net return to the Portfolio's shareholders. For further information, see "Taxes."

     In addition to the International Equity Portfolio, other Portfolios may be subject to certain of the risks described above in connection with investment in foreign securities.


     RISKS ASSOCIATED WITH MUNICIPAL OBLIGATIONS. The ability of the Tax-Exempt Money Market, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios (collectively, the "Tax-Exempt Portfolios") to achieve their respective investment objectives are dependent upon the ability of issuers of Municipal Obligations to meet their continuing obligations for the payment of principal and interest. There are additional risks associated with investment in the Missouri Tax-Exempt Bond Portfolio because it invests its assets predominantly in Missouri Municipal Obligations. The Missouri Constitution imposes a limit on the amount of taxes that may be imposed by the General Assembly during any fiscal year. No assurances can be given that the amount of revenue derived from taxes will remain at its current level or that the amount of federal grants previously provided to the State will continue. The State of Missouri is barred by its constitution from issuing debt instruments to fund government operations, although it is authorized to issue bonds to finance or refinance the cost of capital projects


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upon approval by the voters. In the past, the State has issued two types of bonds to raise capital -- general obligation bonds and revenue bonds. Payments on general obligation bonds are made from the General Revenue Fund. Therefore, if the State is unable to increase its tax revenues, the State's ability to make the payments on the existing obligations may be adversely affected. The State also is authorized to issue revenue bonds, which generally provide funds for a specific project, and repayments are generally limited to the revenue from that project. The State may, however, enact a tax specifically to repay the State's revenue bonds. Therefore, a reduction of revenues on a project financed by revenue bonds may adversely affect the State's ability to make payments on such bonds. No assurances can be given that the State will receive sufficient revenues from the projects, or that the State will enact and collect a tax to be used to make the required payments on such bonds. The information contained herein is not intended to be a complete discussion of all relevant risk factors for the Missouri Tax-Exempt Bond Portfolio, and there may be other factors not discussed herein that may adversely affect the value of and the payment of interest and principal on the debt obligations of the State of Missouri and its local governmental entities. See the Statement of Additional Information for additional risks in connection with the Portfolio's investments in Missouri Municipal Obligations.



     ADDITIONAL RISKS AND OTHER CONSIDERATIONS. Although the Tax-Exempt Money Market, Short-Intermediate Municipal and National Municipal Bond Portfolios may invest 25% or more of their respective net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds, no Portfolio presently intends to do so unless in the opinion of the Adviser the investment is warranted. Although the Missouri Tax-Exempt Bond Portfolio does not presently intend to do so on a regular basis, it may invest more than 25% of its assets in industrial development bonds issued before August 7, 1986, the interest on which is not treated as a specific tax preference item under the federal alternative minimum tax, and in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investments are deemed necessary or appropriate by the Adviser. To the extent that a Portfolio's assets are invested in Municipal Obligations the issuers of which are in the same state or that are payable from the revenues of similar projects or in private activity bonds, a Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested. See "Investment Objectives and Policies -- Municipal Obligations" in the Statement of Additional Information.



     Each of the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolios is classified as non-diversified under the 1940 Act. Investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political, and regulatory developments than a diversified investment portfolio with similar objectives.


     Investors in the Missouri Tax-Exempt Bond Portfolio should consider the risk inherent in such Portfolio's concentrations in Missouri Municipal Obligations versus the safety that comes with a less geographically concentrated investment portfolio, and should compare the yields and tax-equivalent yields available on portfolios of Missouri Municipal Obligations with the yields and tax-equivalent yields of more diversified portfolios with securities of comparable quality, including non-Missouri securities, before making an investment decision.


     Municipal Obligations purchased by the Tax-Exempt Portfolios may be backed by letters of credit or guarantees issued by domestic or foreign banks and other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or a guarantee with respect to a Municipal Obligation held by a Tax-Exempt Portfolio could have an adverse effect on the Portfolio's investment portfolio and the value of its Shares. Foreign letters of credit and guarantees involve certain risks in addition to those of domestic obligations, including less stringent reserve requirements and different accounting, auditing and recordkeeping requirements.


     Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax (and, with respect to Missouri Municipal Obligations, to the exemption from Missouri income tax) are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity and the tax-exempt status of payments received by a Portfolio from tax-exempt derivative securities are rendered by

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counsel to the respective sponsors of such securities. The Tax-Exempt Portfolios and their Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative security, or the bases for such opinions.

OTHER APPLICABLE POLICIES

     The investment policies described in this Prospectus are among those which one or more of the Portfolios have the ability to utilize. Some of these policies may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular policy, method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

     U.S. GOVERNMENT OBLIGATIONS. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of a Portfolio. Certain U.S. Government securities held by the Treasury Money Market, Money Market or Tax-Exempt Money Market Portfolios may have remaining maturities exceeding thirteen months if such securities provide for adjustments in their interest rates no less frequently than every thirteen months. Examples of the types of U.S. Government obligations that may be held by the Portfolios, subject to their respective investment objectives and policies, include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, FNMA, FHLMC, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Resolution Trust Corporation, and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. There is no assurance that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

     STRIPPED GOVERNMENT SECURITIES. To the extent consistent with their respective investment policies, each Portfolio may invest in bills, notes and bonds (including zero coupon bonds) issued by the U.S. Treasury. In addition, each Portfolio (except the Tax-Exempt Money Market, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, Growth Equity, Equity Index and Small Cap Equity Index Portfolios) may also invest in "stripped" U.S. Treasury obligations offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program or other stripped securities issued directly by agencies or instrumentalities of the U.S. Government (and, with respect to the Treasury Money Market Portfolio only, that are also guaranteed as to principal and interest by the U.S. Government). STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. Government that clear through the Federal Reserve System. The Money Market, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Growth & Income Equity, Small Cap Equity and Balanced Portfolios may also purchase U.S. Treasury and agency securities that are stripped by brokerage firms and custodian banks and sold under proprietary names. These stripped securities are resold in custodial receipt programs with a number of different names (such as TIGRs and CATS) and are not considered U.S. Government securities for purposes of the 1940 Act.

     Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Adviser will consider the liquidity needs of a Portfolio when any investments in zero coupon obligations or other principal-only obligations are made.

     REPURCHASE AGREEMENTS. Under certain circumstances described above and subject to their respective investment policies, each Portfolio (except the National Municipal Bond Portfolio) may agree to purchase U.S. Government securities from financial institutions such as banks and broker-dealers, subject to the seller's

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agreement to repurchase them at a mutually agreed-upon date and price
("repurchase agreements"). A Portfolio will enter into repurchase agreements only with financial institutions such as banks and broker-dealers that the Adviser or Sub-Adviser believes to be creditworthy. During the term of any repurchase agreement, the Adviser or Sub-Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price (including accrued interest). Default by a seller could expose a Portfolio to possible loss because of adverse market action or possible delay in disposing of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Although no Portfolio presently intends to enter into repurchase agreements providing for settlement in more than seven days, each Portfolio does have the authority to do so subject to its limitation on the purchase of illiquid securities described below. Repurchase agreements are considered to be loans under the 1940 Act. The income on repurchase agreements is taxable. See "Taxes" below.

     REVERSE REPURCHASE AGREEMENTS. Subject to their investment policies, each Portfolio (except the Treasury Money Market Portfolio and the Tax-Exempt Portfolios) may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with their respective investment limitations below. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at an agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price which the Portfolio is obligated to pay. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.


     SECURITIES LENDING. To increase return or offset expenses, each Portfolio (except the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolios) may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, or its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank that has at least $1.5 billion in total assets, or any combination thereof. The collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Portfolio. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. In accordance with current SEC policies, each Portfolio is currently limiting its securities lending to 33 1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. Loans are subject to termination by a Portfolio or a borrower at any time.


     SECURITIES OF OTHER INVESTMENT COMPANIES. Under certain circumstances described above and subject to their respective investment policies and limitations, each Portfolio may invest in securities issued by other investment companies, limited with respect to each Portfolio other than the Growth Equity Portfolio to investment companies which determine their net asset value per Share based on the amortized cost or penny-rounding method and which invest in securities in which the Portfolio is permitted to invest. Each Portfolio may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition on a Portfolio investing more than 10% of the value of its total assets in such securities. Investments in other investment companies will cause a Portfolio (and, indirectly, the Portfolio's shareholders) to bear proportionately the cost incurred in connection with the operations of such other investment companies. In addition, investment companies in which a Portfolio may invest may impose a sales or distribution charge in connection with the purchase or redemption of their shares as well as other types of commissions or charges (no sales charge will be paid by the Missouri Tax-Exempt Bond Portfolio in connection with such investments). Such charges will be payable by a Portfolio and, therefore, will be borne indirectly by its shareholders. See the Statement of Additional Information under "Investment Objectives and Policies -- Securities of Other Investment Companies." The income on securities of other investment companies may be taxable to investors at the state or local level. See "Taxes" below.

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     WHEN-ISSUED PURCHASES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS.  Each
Portfolio may purchase securities on a "when-issued" basis and, except for the Growth Equity Portfolio, may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Portfolio to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit a Portfolio to lock-in a price or yield on a security, regardless of future changes in interest rates. Additionally, the Short-Intermediate Municipal, National Municipal Bond and Growth Equity Portfolios may purchase or sell securities on a "delayed settlement" basis. This refers to a transaction in the secondary market that will settle some time in the future. When issued purchases, forward commitments and delayed settlement transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date. Each Portfolio expects that these transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. No Portfolio intends to engage in such transactions for speculative purposes but only for the purpose of acquiring portfolio securities.


     OPTIONS. Each of the Equity and Bond Portfolios (except the Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios) may purchase put options and each Portfolio (except the Short-Intermediate Municipal Bond, Missouri Tax-Exempt Bond, National Municipal Bond and Growth Equity Portfolio) may purchase call options. Except as described below with respect to the Growth Equity Portfolio, such options will be listed on a national securities exchange and issued by the Options Clearing Corporation. Each Portfolio other than the Growth Equity Portfolio will limit the purchase of options to an amount not exceeding 10% of the value of its net assets. Such options may relate to particular securities or, with respect to each Portfolio other than the Growth Equity Portfolio, to various stock or bond indices. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the option writer. Such transactions will be entered into only as a hedge against fluctuations in the value of securities which a Portfolio holds or intends to purchase.


     Each of the Equity and Bond Portfolios (except the Short-Intermediate Municipal Bond, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios) may also write covered call options. A covered call option is an option to acquire a security that a Portfolio owns or has the right to acquire during the option period. Except as described below with respect to the Growth Equity Portfolio, such options will be listed on a national securities exchange and issued by the Options Clearing Corporation.



     The Growth Equity Portfolio may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by such Portfolio are not traded on a National securities exchange. Over-the-counter options are two-party contracts with price and terms negotiated between the buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation such as the Options Clearing Corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.



     The International Equity Portfolio may write covered call options, buy put options, buy call options and write secured put options for hedging (or cross-hedging) purposes or for the purpose of earning additional income. Such options may relate to particular securities, foreign or domestic stock or bond indices, financial instruments or foreign currencies; may or may not be listed on a domestic or foreign securities exchange; and may or may not be issued by the Options Clearing Corporation. The International Equity Portfolio will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by the Adviser or Sub-Adviser. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options. The International Equity Portfolio will not purchase put and call options in an amount that exceeds 10% of its net assets at the time of purchase.


     The aggregate value of the securities subject to covered call options written by a Portfolio will not exceed 25% of the value of its net assets. In order to close out an option position, a Portfolio may enter into a "closing purchase transaction" -- the purchase of a covered call option on the same security with the same exercise price and expiration date as the option which the Portfolio previously wrote. By writing a covered call option, a Portfolio

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forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit and it is not able to sell the underlying security until the option expires, is exercised, or the Portfolio effects a closing purchase transaction by purchasing an option of the same series. The use of covered call options will not be a primary investment technique of any Portfolio. For additional information relating to option trading practices, including particular risks, see the Statement of Additional Information and Appendix B thereof.

     FOREIGN CURRENCY PUT OPTIONS. The International Equity Portfolio may purchase foreign currency put options on U.S. exchanges or U.S. over-the-counter markets. A put option gives the Portfolio, upon payment of a premium, the right to sell a currency at the exercise price until the expiration of the option and serves to insure against adverse currency price movements in the underlying portfolio assets denominated in that currency.

     UNLISTED CURRENCY OPTIONS. The International Equity Portfolio may purchase unlisted currency options. A number of major investment firms trade unlisted options which are more flexible than exchange listed options with respect to strike price and maturity date. These unlisted options generally are available on a wider range of currencies. Unlisted foreign currency options are generally less liquid than listed options and involve the credit risk associated with the individual issuer. They will be deemed to be illiquid for purposes of the limitation on investments in illiquid securities.

     WRITING FOREIGN CURRENCY CALL OPTIONS. A call option written by the International Equity Portfolio gives the purchaser, upon payment of a premium, the right to purchase from the International Equity Fund a currency at the exercise price until the expiration of the option.

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the International Equity Portfolio may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Portfolio may from time to time enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolio may enter into currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward currency contracts to purchase or sell foreign currencies.

     A forward foreign currency contract is an obligation by the International Equity Portfolio to purchase or sell a specific currency at a future date at a price set at the time of the contract. In this respect, forward currency contracts are similar to foreign currency futures contracts described below; however, unlike futures contracts, which are traded on recognized commodities exchanges, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

     The International Equity Portfolio may use forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. The use of such forward contracts is limited to hedging against movements in the value of foreign currencies relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Portfolio will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of the Portfolio's assets but will be employed as necessary to correspond to particular transactions or positions. The Portfolio may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated in, quoted in, or currently convertible into that particular currency. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities decline, but forward foreign currency exchange contracts do allow the Portfolio to establish a rate of exchange for a future point in time.

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


     FUTURES CONTRACTS AND RELATED OPTIONS. The U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index and Balanced Portfolios may invest in futures contracts and options on futures contracts to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the SEC. The International Equity Portfolio may invest in interest rate futures contracts, options on futures contracts and other types of financial futures contracts (such as foreign currency contracts), as well as any index or foreign market futures which are available in recognized exchanges or in other established financial markets to the extent permitted by the CFTC and the SEC. Such transactions, including stock or bond index futures contracts, or options thereon, act as a hedge to protect a Portfolio from fluctuations in the value of its securities caused by anticipated changes in interest rate or market conditions without necessarily buying or selling the securities or, with respect to the Bond Index, Equity Index and Small Cap Equity Index Portfolios, can be used to simulate full investment in the Lehman Aggregate, S&P 500 or S&P SmallCap 600, respectively, while retaining a cash balance for portfolio management purposes. Hedging is a specialized investment technique that entails skills different from other investment management. The Adviser (or Sub-Adviser) may also consider such transactions to be economically appropriate for the reduction of risk inherent in the ongoing management of a Portfolio. A stock or bond index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stock or bonds included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock or bond in the index is contemplated. Similarly, it may be in the best interest of a Portfolio to purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified fixed income securities.


     The purchase and sale of futures contracts or related options will not be a primary investment technique of any Portfolio. None of the Portfolios will purchase or sell futures contracts (or related options thereon) for hedging purposes if, immediately after purchase, the aggregate initial margin deposits and premiums paid by a Portfolio on its open futures and options positions exceeds 5% of the liquidation value of the Portfolio, after taking into account any unrealized profits and unrealized losses on any such futures or related options contracts into which it has entered. For a more detailed description of futures contracts and related options, see the Statement of Additional Information and Appendix B thereof.


     ASSET-BACKED SECURITIES. The U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond and Balanced Portfolios may purchase asset-backed securities (i.e., securities backed by mortgages, installment sale contracts, corporate receivables, credit card receivables or other assets) that are issued by entities such as GNMA, FNMA and FHLMC and private issuers such as commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks, and investment banks.


     Presently there are several types of mortgage-backed securities, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and CMOs, which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be subject to greater volatility and interest-rate risk than other types of mortgage-backed securities. The average life of asset-backed securities varies with the underlying instruments or assets and market conditions, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other

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fixed-income securities. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

     In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and the repossession of automobiles and other personal property upon the default of the debtor may be difficult or impracticable in some cases.

     TYPES OF MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obligations that may be held by the Tax-Exempt Portfolios are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenues securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds issued by or on behalf of public authorities to finance various privately operated facilities are considered Municipal Obligations. Interest on private activity bonds, although free of regular federal income tax, may be an item of tax preference for purposes of the federal alternative minimum tax.


     Each of the Tax-Exempt Portfolios may acquire zero coupon obligations, which may have greater price volatility than coupon obligations and which will not result in payment of interest until maturity. Also included within the general category of Municipal Obligations are participation certificates in leases, installment purchase contracts, or conditional sales contracts ("lease obligations") entered into by state or political subdivisions to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, certain lease obligations are backed by the lessee's covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the lessee has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing and may not be as marketable as more conventional securities. To the extent these securities are illiquid, they are subject to each Portfolio's applicable limitation on illiquid securities described below.


     VARIABLE AND FLOATING RATE MUNICIPAL OBLIGATIONS. Municipal Obligations purchased by the Tax-Exempt Portfolios may include rated or unrated variable and floating rate instruments, including variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments purchased by a Portfolio will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be purchased. The absence of an active secondary market for a particular variable or floating rate instrument, however, could make it difficult for a Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. A Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

     STAND-BY COMMITMENTS. Each of the Tax-Exempt Portfolios may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at a Portfolio's option, specified Municipal Obligations at a specified price. The Portfolios will acquire stand-by

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commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The Portfolios expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield otherwise available for the same securities). Stand-by commitments acquired by a Portfolio will be valued at zero in determining the Portfolio's net asset value.

     TAX-EXEMPT DERIVATIVES. Each of the Tax-Exempt Portfolios may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. The Adviser expects that less than 5% of each Tax-Exempt Portfolio's assets will be invested in such securities during the current year. See the Statement of Additional Information under "Investment Objectives and Policies -- Tax-Exempt Derivatives."

     DEPOSITORY RECEIPTS. The Bond Index, Equity Index and Small Cap Equity Index Portfolios may invest in receipts issued by banks or brokerage firms that are created by depositing securities listed in each Portfolio's respective index into a special account at a custodian bank. The custodian holds such securities for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. The Portfolios may invest in index-based depository receipts in lieu of investment in the actual securities that are listed in the respective indexes.

     THE INDEXING APPROACH. The Bond Index, Equity Index and Small Cap Equity Index Portfolios seek to approximate the investment performance of their respective market segments, as represented by their respective indexes, i.e. the Lehman Aggregate in the case of the Bond Index Portfolio, the S&P 500 in the case of the Equity Index Portfolio and the S&P SmallCap 600 in the case of the Small Cap Equity Index Portfolio. While there can be no guarantee that a Portfolio's investment results will precisely match the results of its corresponding index, the Adviser believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Portfolios and their respective indexes. Each Portfolio will attempt to achieve a correlation between its performance and its respective index of at least 0.95 before deduction of operating expenses. A correlation of 1.00 would indicate a perfect correlation, which would be achieved when a Portfolio's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in its respective index. Each Portfolio's ability to correlate its performance with its respective index, however, may be affected by, among other things, transaction costs, changes in securities markets, the manner in which S&P or Lehman Brothers, Inc. ("Lehman") calculate their respective indexes, and the timing of purchases and redemptions. The Adviser monitors the correlation of the performance of the Portfolios in relation to their indexes under the supervision of the Board of Directors. In the unlikely event that a high correlation is not achieved, the Board of Directors will take appropriate steps to correct the reason for the lower correlation.

     THE INCLUSION OF A SECURITY IN ANY OF THE PORTFOLIOS' INDEXES IN NO WAY IMPLIES AN OPINION BY S&P OR LEHMAN AS TO ITS ATTRACTIVENESS AS AN INVESTMENT. S&P AND LEHMAN ARE NOT SPONSORS OF, OR IN ANY WAY AFFILIATED WITH, THE PORTFOLIOS.


     The Adviser believes that the indexing approach should involve less portfolio turnover, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. Ordinarily, a Portfolio will buy or sell securities only to reflect changes in an index (including mergers or changes in the composition of an index) or to accommodate cash flows into and out of the Portfolio. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of a Portfolio and that of its respective index, may cause the return of a Portfolio to be lower than the return of its respective index. The Portfolios may invest in less than all of the securities included in their respective indexes, which may result in a return that does not correspond with that of the indexes, after taking expenses into account.


     ILLIQUID SECURITIES. A Portfolio will not invest more than 15% (10% for each of the Money Market Portfolios) of the value of its net assets in illiquid securities. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that may be purchased by institutional buyers pursuant to
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SEC Rule 144A are subject to the applicable limit (unless the Adviser or
Sub-Adviser, pursuant to guidelines established by the Board of Directors, determines that a liquid market exists). Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for the resale of certain securities to qualified institutional buyers. The purchase of securities which can be sold under Rule 144A could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities.

     PORTFOLIO TURNOVER AND TRANSACTIONS. Although the Equity and Bond Portfolios will not normally engage in short-term trading, each Portfolio (except the Bond Index, Equity Index and Small Cap Equity Index Portfolios) reserves the right to do so if the Adviser (or Sub-Adviser) believes that selling a particular security is appropriate in light of the Portfolio's investment objective. Investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Portfolio involved and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains; distributions derived from such gains may be treated as ordinary income for federal income tax purposes. See "Taxes" in this Prospectus and the Statement of Additional Information.

     Although the Intermediate Corporate Bond, Bond Index, Equity Income, Equity Index and Small Cap Equity Index Portfolios cannot accurately predict their respective annual portfolio turnover rates, such rates are not expected to exceed 100%.


     All orders for transactions in securities or options on behalf of the Portfolios are placed by the Adviser (or Sub-Adviser) with broker-dealers that it selects. To the extent permitted by the 1940 Act and guidelines adopted by the Fund's Board of Directors, a Portfolio may utilize the Distributor or one or more of its affiliates as a broker in connection with the purchase or sale of securities when the Adviser believes the charge for the transaction does not exceed the usual and customary broker's commission.


INVESTMENT LIMITATIONS

     Except as otherwise noted, each Portfolio's investment policies discussed above are not fundamental and may be changed by the Fund's Board of Directors without shareholder approval. However, each Portfolio also has in place certain fundamental investment limitations, some of which are set forth below, which may be changed only by a vote of a majority of the outstanding Shares of a Portfolio. Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies."

THE TREASURY MONEY MARKET AND MONEY MARKET PORTFOLIOS

     A Portfolio may not:

          1. Make loans, except that a Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies, lend portfolio securities and enter into repurchase agreements with respect to securities (together with any cash collateral) that are consistent with the Portfolio's permitted investments and that equal at all times at least 100% of the value of the repurchase price.

          2. Borrow money or issue senior securities, except that a Portfolio may borrow from banks and the Money Market Portfolio may enter into reverse repurchase agreements, for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing. A Portfolio will not purchase securities while its borrowings (including reverse repurchase agreements) are outstanding.

          3. With respect to the Treasury Money Market Portfolio, purchase securities other than obligations of the U.S. Government, its agencies and instrumentalities, some of which may be subject to repurchase agreements, except that the Portfolio may purchase securities of other investment companies that seek to

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     maintain a constant net asset value per Share and that are permitted themselves only to invest in securities which may be acquired by the Portfolio.


          4. With respect to the Money Market Portfolio, purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by domestic bank instruments or obligations of the U.S. Government, its agencies or instrumentalities;
     (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.


     In accordance with current regulations of the SEC, the Money Market Portfolio intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Portfolio's total assets at the time of purchase, provided that the Portfolio may invest up to 25% of its total assets in the securities of any one issuer for a period of up to three business days. This intention is not, however, a fundamental policy of the Money Market Portfolio. The Portfolio would have the ability to invest more than five percent of its assets in any one issuer in accordance with its fundamental policy only in the event that Rule 2a-7 of the 1940 Act is amended in the future.

THE U.S. GOVERNMENT SECURITIES, INTERMEDIATE CORPORATE BOND, BOND INDEX, GOVERNMENT & CORPORATE BOND, SHORT-INTERMEDIATE MUNICIPAL, NATIONAL MUNICIPAL BOND, EQUITY INCOME, EQUITY INDEX, GROWTH & INCOME EQUITY, SMALL CAP EQUITY, SMALL CAP EQUITY INDEX, INTERNATIONAL EQUITY AND BALANCED PORTFOLIOS

     A Portfolio may not:

          1. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after and as a result of such investments, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the Portfolio's total assets may be invested without regard to such limitations.


          2. Purchase any securities which would cause 25% or more of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided however, that (a) with respect to each Portfolio except the Short-Intermediate Municipal and National Municipal Bond Portfolios, (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iii) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and
     (b) with respect to the Short-Intermediate Municipal and National Municipal Bond Portfolios, there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions.


          3. Borrow money or issue senior securities, except that each Portfolio may borrow from banks and each Portfolio other than the National Municipal Bond Portfolio may enter into reverse repurchase agreements for temporary defensive purposes in amounts not in excess of 10% of the Portfolio's total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the Portfolio's total assets at the time of such borrowing; or purchase securities while its borrowings exceed 5% of its total assets. A Portfolio's transactions in futures and related options (including the margin posted by a Portfolio in connection with such transactions), and securities held in escrow or separate accounts in connection with a

                                       61
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     Portfolio's investment practices described in this Prospectus or the
     Statement of Additional Information are not subject to this limitation.

          4. Make loans, except that (a) each Portfolio may purchase or hold debt instruments, lend portfolio securities and make other investments in accordance with its investment objective and policies, and (b) each Portfolio except the National Municipal Bond Portfolio may enter into repurchase agreements.


          5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Portfolio's transactions in options, and futures contracts and related options, and (b) a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.


THE GROWTH EQUITY PORTFOLIO

     The Portfolio may not:

          1. With respect to 75% of the value of its total assets, purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. The Portfolio will not acquire more than 10% of the outstanding voting securities of any one issuer.

          2. Invest 25% or more of the value of its total assets in any one industry, provided, however, that the Portfolio may invest more than 25% of the value of its total assets in cash or certain money market instruments (including instruments issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities.

          3. Issue senior securities, except that the Portfolio may borrow money directly or indirectly through reverse repurchase agreements in amounts up to one-third the value of its total assets, including the amount borrowed, and except to the extent that the Portfolio may enter into futures contracts. The Portfolio will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of its portfolio by enabling the Portfolio to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Portfolio will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

     For purposes of Investment Limitation No. 2 above, money market instruments shall include bankers' acceptances, negotiable certificates of deposit and negotiable time deposits of U.S. or foreign banks and savings and loan associations.

THE TAX-EXEMPT MONEY MARKET AND MISSOURI TAX-EXEMPT BOND PORTFOLIOS

     A Portfolio may not:

          1. Purchase securities of any one issuer if, immediately after and as a result of such purchase, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, except that (a) up to 50% of the Portfolio's total assets may be invested without regard to this 5% limitation provided that no more than 25% of the Portfolio's total assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to an industrial development bond (in the case of the Tax-Exempt Money Market Portfolio) or a private activity bond (in the case of the Missouri Tax-Exempt Bond Portfolio) that is backed only by the assets and revenues of a non-governmental user, a security is considered to be issued by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee, except that a guarantee of a

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     security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the Portfolio's total assets.

          2. Borrow money or issue senior securities, except that each Portfolio may borrow from banks, and the Missouri Tax-Exempt Bond Portfolio may enter into reverse repurchase agreements, for temporary defensive purposes in amounts not in excess of 10% of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of its total assets at the time of such borrowing (including any reverse repurchase agreements); or purchase securities while borrowings exceed 5% of Tax-Exempt Money Market Portfolio's net assets or 5% of the Missouri Tax-Exempt Bond Portfolio's total assets. Securities held in escrow or separate accounts in connection with the Portfolios' investment practices described in this Prospectus or the Statement of Additional Information are not subject to this limitation.

THE MISSOURI TAX-EXEMPT BOND PORTFOLIO

     The Portfolio may not:


          1. Purchase any securities, except securities issued (as defined in Investment Limitation No. 1 above with respect to the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolios) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, which would cause 25% or more of the Portfolio's net assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry.


          2. Make loans except that the Portfolio may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies.

     In addition, under normal market conditions or when the Adviser deems that suitable tax-exempt obligations are available, at least 80% of the Tax-Exempt Money Market Portfolio's assets must be invested in obligations the interest on which is exempt from federal income tax and stand-by commitments with respect to such obligations.

     Notwithstanding the Investment Limitation in the preceding paragraph, the Tax-Exempt Money Market Portfolio may invest in securities of other investment companies that (a) invest in securities that are substantially similar to those the Portfolio may acquire, and (b) distribute income that is exempt from regular federal income tax.

     The following additional investment policies with respect to the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolio are not fundamental and may be changed by the Board of Directors without shareholder approval:

          The Portfolios may not purchase securities which are not readily marketable, enter into repurchase agreements providing for settlement in more than seven days after notice, or purchase other illiquid securities if, as a result of such purchase, illiquid securities would exceed 15% (10% with respect to the Tax-Exempt Money Market Portfolio) of the Portfolios' respective net assets.

     The Tax-Exempt Money Market Portfolio has an operating policy to comply with the requirements of Rule 2a-7 of the 1940 Act. To the extent that Rule 2a-7 is more restrictive than the Portfolio's fundamental limitations, the Portfolio will operate in accordance with Rule 2a-7.

     Except with respect to the Growth Equity Portfolio's policy on borrowing money set forth above in its Investment Limitation No. 3, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Portfolio's securities will not constitute a violation of such limitation.

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                               PRICING OF SHARES

THE MONEY MARKET PORTFOLIOS

     The Money Market Portfolios' respective net asset values per Share are determined by the Administrator as of 12:00 noon (Eastern time) and as of the close of regular trading hours on the New York Stock Exchange (the "Exchange") (currently, 4:00 p.m. Eastern time) on each weekday, with the exception of those holidays on which the Exchange or the Federal Reserve Bank of St. Louis are closed (a "Business Day"). Currently one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day (observed).

     Each Portfolio's assets are valued based upon the amortized cost method. Although each Portfolio seeks to maintain its net asset value per Share at $1.00, there can be no assurance that the net asset value per Share will not vary. See the Statement of Additional Information under "Net Asset Value" for further information.

THE EQUITY AND BOND PORTFOLIOS

     The Equity and Bond Portfolios' respective net asset values per Share are determined by the Administrator as of the close of regular trading hours on the Exchange on each Business Day (currently 4:00 p.m. Eastern time).


     Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of market values when available. Securities for which there are no transactions are valued at the average of the current bid and asked prices. Other securities, including restricted and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser (or Sub-Adviser) under the supervision of the Board of Directors. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method. For further information about valuation of investments, see "Net Asset Value" in the Statement of Additional Information.


OTHER INFORMATION


     The public offering price for each class of Shares of a Portfolio is based upon net asset value per Share plus, in the case of Investor A Shares of each Portfolio except the Money Market Portfolios, a front-end sales charge. A class will calculate its net asset value per Share by adding the value of a Portfolio's investments, cash and other assets attributable to the class, subtracting the Portfolio's liabilities attributable to that class, and then dividing the result by the total number of Shares in the class that are outstanding. Because the operating expenses of Investor B Shares are higher than those associated with the other classes of Shares, the net asset value per Share of Investor B Shares of a Portfolio which declares its net investment income quarterly will generally be lower than the net asset value per Share of Trust, Institutional or Investor A Shares of the same Portfolio.


                       HOW TO PURCHASE AND REDEEM SHARES

PURCHASE OF SHARES


     Investor A Shares of each Portfolio are sold subject to a front-end sales charge, except for Investor A Shares of the Money Market Portfolios which are sold without any sales charge. Investor B Shares of each Portfolio, except for the Treasury Money Market, Tax-Exempt Money Market, Intermediate Corporate Bond, Bond Index, Short-Intermediate Municipal, Equity Index and Small Cap Equity Index Portfolios, which do not offer Investor B Shares, are sold subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." Before choosing between Investor A Shares or Investor B Shares of a Portfolio, investors should read "Characteristics of Investor A Shares and Investor B Shares" and "Factors to Consider When Selecting Investor A Shares or Investor B Shares" below.


     Except as provided below with respect to Investor B Shares of the Money Market Portfolio, Investor A Shares and Investor B Shares are sold through broker-dealers or other organizations acting on behalf of their customers.
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Generally, investors purchase Investor A Shares or Investor B Shares through a broker-dealer organization which has a sales agreement with the Distributor or through an organization which has entered into a servicing agreement with the Fund with respect to Investor A Shares and/or Investor B Shares. The organization is responsible for transmitting purchase orders directly to the Fund. Investors purchasing Shares of a Portfolio which offers both Investor A and Investor B Shares must specify at the time of investment whether they are purchasing Investor A Shares or Investor B Shares.



     Investor B Shares of the Money Market Portfolio are available for purchase only by those investors participating in the ARCH Asset Adviser Program. Otherwise, Investor B Shares of the Money Market Portfolio are available only to the holders of Investor B Shares of another Portfolio who wish to exchange their Investor B Shares of such other Portfolio for Investor B Shares of the Money Market Portfolio. For further information on the ARCH Asset Adviser Program, investors should contact their investment representatives or the ARCH Funds' Service Center at 1-800-452-ARCH(2724).


     The minimum initial investment in each Portfolio is $1,000 and the minimum for each subsequent investment is $100, except for investments made through (a) the Automatic Investment Program, in which case the initial minimum and subsequent minimum investments are $50, (b) a sweep program available through an investor's financial institution, in which case there are no minimum investments, (c) a payroll deduction program, in which case there is no minimum initial investment and minimum subsequent investments are $25 per month, or (d) a wrap fee program, in which case there are no minimum investments. The minimum initial investment to participate in the Automatic Exchange program is $5,000. See "How to Purchase and Redeem Shares -- Exchange Privileges -- Automatic Exchange Program" below for additional requirements.


     Purchases may be effected on Business Days when the Adviser, Distributor, and Mercantile Bank (the Custodian) are open for business. The Fund reserves the right to reject any purchase order, including purchases made with foreign and third party drafts or checks. All orders for new IRAs or other retirement plan accounts placed through the transfer agent must be accompanied by an account application. Account applications may be obtained from your investment representative or the Fund at 1-800-452-ARCH(2724).


     Organizations placing orders directly or on behalf of their customers should contact the Fund at 1-800-452-ARCH(2724). Investors may also call the Fund for information on how to purchase Shares.


EFFECTIVE TIME OF PURCHASE


     A purchase order for the Money Market Portfolios received and accepted by the Fund by 12:00 noon (Eastern time) on a Business Day, is effected at the net asset value per Share next determined after receipt of the order in good form if the Fund's Custodian has received payment in federal funds or other immediately available funds by 4:00 p.m. (Eastern time) on that day. If such funds are not available for investment by 4:00 p.m. (Eastern time), the order will be cancelled. Purchase orders received after 12:00 noon (Eastern time) will be placed the following Business Day.

     If purchase orders for the Equity and Bond Portfolios are received in good form and accepted by the Fund prior to 4:00 p.m. (Eastern time) on any Business Day, Shares will be priced according to the net asset value per Share next determined on that day after receipt of the order. Immediately available funds must be received by the Custodian prior to 4:00 p.m. within three Business Days following the receipt of such order. If funds are not received by such date, the order will be cancelled, and notice thereof will be given to the person or organization placing the order.


     In the case of an order for the purchase of Shares placed through a broker-dealer, it is the responsibility of the broker-dealer to promptly transmit the order to the Distributor. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. Payment for orders which are not received or accepted will be returned after prompt inquiry to the transmitting organization.



PURCHASES BY MAIL


     To purchase Shares of a Portfolio by mail, complete an account application and send it to the Fund along with a check (or other negotiable bank draft or money order) in at least the minimum initial purchase amount, made payable to the appropriate Portfolio. Investors purchasing Shares of a Portfolio which offers both Investor A Shares and Investor B Shares by mail must indicate whether they wish to buy Investor A Shares or Investor B Shares. Subsequent purchases of Shares of a Portfolio may be made at any time in at least the minimum subsequent purchase amount by mailing a check payable to the Portfolio.

     All shareholders of record will receive confirmations of Share purchases, exchanges, and redemptions in the mail. If Shares are held in the name of an organization, such organization is responsible for transmitting purchase, exchange, and redemption orders to the Fund on a timely basis, recording all purchase, exchange, and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners (or arranging for such services).

AUTOMATIC INVESTMENT PROGRAM (AIP)

     Shareholders may open an account or add to their investment on a monthly basis in a minimum amount of $50, on the 20th day (or the next Business Day after the 20th) of each month. Under the AIP, funds may be automatically withdrawn from the shareholder's checking account (as long as the shareholder's bank is a member of the Automated Clearing House). Such funds are invested in Investor A or Investor B Shares, as appropriate, at the net asset value plus any applicable front-end sales charge next determined on the day an order is effected by the transfer agent, BISYS Fund Services Ohio, Inc. (the "Transfer Agent"). An investor may apply for participation in the AIP through the organization servicing his or her Fund account and by completing the supplementary AIP authorization form. The AIP may be modified or terminated by a shareholder on 30 days' written notice to his or her investment representative or to the Fund, or by the Fund at any time.


     The AIP is one means by which investors may use "Dollar Cost Averaging" in making investments. Dollar Cost Averaging can be useful in investing in portfolios such as the Equity and Bond Portfolios whose price per Share fluctuates. Instead of trying to time market performance, a fixed dollar amount is invested in Portfolio Shares at predetermined intervals. This may help investors to reduce their average cost per Share because the agreed upon fixed investment amount allows more Shares to be purchased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that Shares bought using Dollar Cost Averaging are made without regard to their price on the day of investment or to market trends. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his or her Shares at a price which is lower than their purchase price.


APPLICABLE SALES CHARGES -- INVESTOR A SHARES OF THE EQUITY AND BOND PORTFOLIOS

     The public offering price for Investor A Shares of the Equity and Bond Portfolios is the sum of the net asset value of the Shares being purchased plus any applicable sales charge. No sales charge is assessed on the reinvestment of dividends and capital gain distributions. The sales charge is assessed as follows:

               The ARCH Intermediate Corporate Bond, Government &
       Corporate Bond, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income, Growth & Income Equity, Growth Equity, Small Cap Equity,
                  International Equity and Balanced Portfolios


                                                         AS A %      AS A %      DEALERS'
                                                           OF        OF NET     REALLOWANCE
                                                        OFFERING      ASSET      AS A % OF
                                                          PRICE     VALUE PER    OFFERING
AMOUNT OF TRANSACTION                                   PER SHARE     SHARE        PRICE
---------------------                                   ---------   ---------   -----------
Less than $50,000.....................................    4.50%       4.71%        4.00%
$50,000 but less than $100,000........................    3.50        3.63         3.00
$100,000 but less than $250,000.......................    2.50        2.56         2.00
$250,000 but less than $500,000.......................    1.50        1.52         1.00
$500,000 but less than $1,000,000.....................    1.00        1.01         0.50
$1,000,000 and over...................................     .50         .50          .40

 The ARCH U.S. Government Securities, Bond Index, Short-Intermediate Municipal,
               Equity Index and Small Cap Equity Index Portfolios


                                                         AS A %      AS A %      DEALERS'
                                                           OF        OF NET     REALLOWANCE
                                                        OFFERING      ASSET      AS A % OF
                                                          PRICE     VALUE PER    OFFERING
AMOUNT OF TRANSACTION                                   PER SHARE     SHARE        PRICE
---------------------                                   ---------   ---------   -----------
Less than $50,000.....................................    2.50%       2.56%        2.00%
$50,000 but less than $100,000........................    1.50        1.52         1.30
$100,000 but less than $1,000,000.....................    1.00        1.01          .85
$1,000,000 and over...................................     .50         .50          .40


The Distributor will pay the appropriate Dealers' Reallowance to broker-dealer organizations which have entered into an agreement with the Distributor. The Dealers' Reallowance may be changed from time to time. Upon notice to the Fund's shareholders, the Distributor, at its sole discretion, may reallow up to the full applicable sales charge as shown on the above schedule during periods specified in such notice. Dealers who receive 90% or more of a sales load may be deemed to be "underwriters" under the Securities Act of 1933, as amended.


     No sales charge is assessed on purchases of Investor A Shares of the Equity and Bond Portfolios by: (a) directors and officers of the Fund and the immediate family members of such individuals; (b) directors, current and retired employees and participants in employee benefit/retirement plans (future and current annuitants) of Mercantile or any of its affiliates or the Distributor or its affiliates and the immediate family members of such individuals; (c) brokers, dealers, and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals); (d) customers who purchase pursuant to a wrap fee program offered by any broker-dealer or other financial institution or financial planning organization; (e) individuals who purchase Investor A Shares with the proceeds of Trust Shares or Institutional Shares redeemed in connection with a rollover of benefits paid by a qualified retirement or employee benefit plan or distribution on behalf of any other qualified account administered by Mercantile Bank or its affiliates or correspondent banks, within 60 days of receipt of such payment; (f) investors who purchase Investor A Shares through a payroll deduction program; (g) employees of any sub-adviser to the Fund; (h) former holders of Southwestern Bell Visa cards that had been issued by Mercantile Bank of Illinois, N.A. and who participated in the Automatic Investment Program (credit cards may not be used for the purchase of Fund Shares); (i) investors exchanging Trust Shares of a Portfolio received from the distribution of assets held in a qualified trust, agency or custodian account with the trust department of Mercantile Bank or any of its affiliated or correspondent banks; or (j) other investment companies distributed by the Distributor or its affiliates. Investors who believe that they may qualify under any of the exemptions listed above should contact the Fund at 1-800-452-ARCH(2724) prior to making a purchase.



REDUCED SALES CHARGES -- INVESTOR A SHARES OF THE EQUITY AND BOND PORTFOLIOS


     The sales charge on purchases of Investor A Shares of the Equity and Bond Portfolios may be reduced through:


    - rights of accumulation


    - quantity discounts


    - letter of intent


    - reinvestment privilege


To qualify for a reduced sales load, an investor must so notify his or her investment representative, who in turn will notify the Distributor at the time of purchase.

     RIGHTS OF ACCUMULATION -- INVESTOR A SHARES. An investor who has previously purchased Investor A Shares of a Portfolio and has paid a sales charge ("load") may be eligible for reduced sales charges when purchasing additional Investor A Shares of a Portfolio with a sales charge. An investor's aggregate investment in Shares of such load Portfolios is the total value (based on the higher of current net asset value or the public offering price originally paid) of: (a) current purchases, and (b) Shares that are already beneficially owned by the investor on which a sales charge has already been paid. If, for example, an investor beneficially owns Investor A Shares of a Portfolio with a maximum 4.50% sales load having an aggregate current value of $240,000 and subsequently purchases additional Investor A Shares of a Portfolio with a maximum 4.50% sales load having a current value of $10,000, the sales charge applicable to the subsequent purchase would be reduced to 1.50% of the offering price.

     QUANTITY DISCOUNTS -- INVESTOR A SHARES. As shown in the table under "Applicable Sales Charges -- Investor A Shares of the Equity and Bond Portfolios," larger purchases reduce the sales charge paid. The Fund will combine purchases made in a load Portfolio on the same day by the investor and immediate family members when calculating the applicable sales charge.


     LETTER OF INTENT -- INVESTOR A SHARES. By checking the Letter of Intent box on the account application, a shareholder becomes eligible for reduced sales charges applicable to the total amount invested in Investor A Shares in a load Portfolio over a 13-month period (beginning up to 90 days prior to the date indicated on the account application). The Transfer Agent will hold in escrow 5% of the amount indicated for payment of a higher sales load if a shareholder does not purchase the full amount indicated on the account application. Upon completion of the total minimum investment specified on the account application, the escrow will be released, and an adjustment will be made to reflect any reduced sales charge applicable to Shares purchased during the 90-day period prior to submission of the account application. Additionally, if total purchases within the 13-month period exceed the amount specified, an adjustment will be made to reflect further reduced sales charges applicable to such purchases. All such adjustments will be made at the conclusion of the 13-month period and in the form of additional Shares credited to the shareholder's account at the then current public offering price applicable to a single purchase of the total amount of the total purchases. If total purchases are less than the amount specified, escrowed Shares may be involuntarily redeemed to pay the additional sales charge. Checking a Letter of Intent box does not bind an investor to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but an investor must complete the intended purchase to obtain the reduced sales load.


     REINVESTMENT PRIVILEGE -- INVESTOR A SHARES. Upon redemption of Investor A Shares on which a sales charge was paid, a shareholder has a one-time right, to be exercised within 60 days, to reinvest the redemption proceeds at the next determined net asset value without paying any additional sales charge. The shareholder must notify his or her investment representative or the Distributor in writing of the reinvestment and provide a receipt or other evidence of the redemption in order to eliminate a sales charge.

     MISCELLANEOUS -- INVESTOR A SHARES. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings. For more information about reduced sales charges, an investor should contact his or her investment representative or the Distributor.


APPLICABLE SALES CHARGES -- INVESTOR B SHARES OF THE CDSC PORTFOLIOS


     Investor B Shares of the CDSC Portfolios are sold at their net asset value next determined after a purchase order is received in good form by the Fund's Distributor. Although investors pay no front-end sales charge on purchases of Investor B Shares, such Shares are subject to a deferred sales charge at the rates set forth in the chart below if they are redeemed within six years of purchase. Service Organizations will receive commissions from the Distributor in connection with sales of Investor B Shares. These commissions may be different than the reallowances or placement fees, if any, paid to dealers in connection with sales of Investor A Shares.

     The deferred sales charge on Investor B Shares is based on the lesser of the net asset value of the Shares on the redemption date or the original cost of the Shares being redeemed. As a result, no sales charge is charged on any increase in the principal value of an investor's Shares. In addition, a contingent deferred sales charge will not be assessed on Investor B Shares purchased through reinvestment of dividends or capital gains distributions.

     The amount of any contingent deferred sales charge an investor must pay on Investor B Shares depends on the number of years that elapse between the purchase date and the date such Investor B Shares are redeemed. Solely for purposes of determining the number of years from the time of payment for an investor's Share purchase, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

                                                        CONTINGENT DEFERRED
                                                        SALES CHARGE (AS A
               NUMBER OF YEARS                      PERCENTAGE OF DOLLAR AMOUNT
           ELAPSED SINCE PURCHASE                     SUBJECT TO THE CHARGE)
           ----------------------                   ---------------------------
One or less..................................                  5.0%
More than one, but less than two.............                  4.0%
Two, but less than three.....................                  3.0%
Three, but less than four....................                  3.0%
Four, but less than five.....................                  2.0%
Five, and up to and including six............                  1.0%
After six years..............................                  None

     When an investor redeems his or her Investor B Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor B Shares are redeemed first from those Investor B Shares that are not subject to the deferred sales load (i.e., Investor B Shares that were acquired through reinvestment of dividends or capital gain distributions) and after that from the Investor B Shares that have been held the longest.


     For example, assume an investor purchased 100 Investor B Shares at $10 a Share (for a total cost of $1,000), three years later the Shares have a net asset value of $12 per Share and during that time the investor acquired 10 additional Shares through dividend reinvestment. If the investor then makes one redemption of 50 Shares (resulting in proceeds of $600, 50 Shares x $12 per share), the first 10 Shares redeemed will not be subject to the contingent deferred sales charge because they were acquired through reinvestment of dividends. With respect to the remaining 40 Shares redeemed, the contingent deferred sales charge is charged at $10 per Share (because the original purchase price of $10 per Share is lower than the current net asset value of $12 per share). Therefore, only $400 of the $600 such investor received from selling his or her Shares will be subject to the contingent deferred sales charge, at a rate of 3.0% (the applicable rate in the third year after purchase). The proceeds from the contingent deferred sales charge that the investor may pay upon redemption go to the Distributor, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Investor B Shares. The contingent deferred sales charge, along with ongoing distribution fees paid with respect to Investor B Shares, enables those Shares to be purchased without the imposition of a front-end sales charge.



     EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE. The following types of redemptions qualify for an exemption from the contingent deferred sales charge: (i) exchanges described under "Exchange Privileges" below; (ii) redemptions in connection with required (or, in some cases, discretionary) distributions to participants or beneficiaries of an employee pension, profit-sharing or other trust or qualified retirement or Keogh plan, individual retirement account or custodial account maintained pursuant to Section 403(b)(7) of the Internal Revenue Code due to death, disability or the attainment of a specified age; (iii) redemptions effected pursuant to a Portfolio's right to liquidate a shareholder's account if the aggregate net asset value of Shares held in the account is less than the minimum account size; (iv) redemptions in connection with the death or disability of a shareholder; or (v) redemptions resulting from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Internal Revenue Code.


CHARACTERISTICS OF INVESTOR A SHARES AND INVESTOR B SHARES

     The primary difference between Investor A Shares and Investor B Shares lies in their sales charge structures and distribution arrangements. An investor should understand that the purpose and function of the sales charge structures and distribution arrangements for both Investor A Shares and Investor B Shares are the same.

     Investor A Shares are sold at their net asset value plus, in the case of the Equity and Bond Portfolios, a front-end sales charge of up to 4.50% (2.50% with respect to the U.S. Government Securities, Bond Index, Short-Intermediate Municipal, Equity Index and Small Cap Equity Index Portfolios). This front-end sales charge may be reduced or waived in some cases. See "Applicable Sales Charges -- Investor A Shares of the Equity and Bond Portfolios." Investor A Shares are subject to ongoing distribution and service fees at an annual rate of up to 0.30% (0.25% with respect to the Money Market Portfolios) of a Portfolio's average daily net assets attributable to its Investor A Shares.

     Investor B Shares are sold at net asset value without an initial sales charge. Normally, however, a deferred sales charge is paid if the Shares are redeemed within six years of investment. See "Applicable Sales Charges -- Investor B Shares of the CDSC Portfolios." Investor B Shares are subject to ongoing distribution and service fees at an annual rate of up to 1.00% of a Portfolio's average daily net assets attributable to its Investor B Shares. These ongoing fees, which are higher than those charged on Investor A Shares, will cause Investor B Shares to have a higher expense ratio and pay lower dividends than Investor A Shares.


     Eight years after purchase, Investor B Shares will convert automatically to Investor A Shares. The purpose of the conversion is to relieve a holder of Investor B Shares of the higher ongoing expenses charged to those Shares, after enough time has passed to allow the Distributor to recover approximately the amount it would have received if a front-end sales charge had been charged. The conversion from Investor B Shares to Investor A Shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Investor A Shares as he or she had of Investor B Shares. The conversion occurs eight years after the beginning of the calendar month in which the Shares are purchased. As a result of the conversion, the converted Shares are relieved of the distribution and service fees borne by Investor B Shares, although they are subject to the distribution and service fees borne by Investor A Shares.


     Investor B Shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates -- eight years after the beginning of the calendar month in which the reinvestment occurred or the date of conversion of the most recently purchased Investor B Shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Investor B Shares of a particular Portfolio, and subsequently acquires additional Investor B Shares of that Portfolio only through reinvestment of dividends and/or distributions, all of such investor's Investor B Shares in that Portfolio, including those acquired through reinvestment, will convert to Investor A Shares of that Portfolio on the same date.

FACTORS TO CONSIDER WHEN SELECTING INVESTOR A SHARES OR INVESTOR B SHARES

     Before purchasing Shares of a Portfolio which offers both Investor A Shares and Investor B Shares, investors should consider whether, during the anticipated life of their investment in the Portfolio, the accumulated distribution fees and potential contingent deferred sales charges on Investor B Shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Investor A Shares purchased at the same time (note that Investor A Shares of the Money Market Portfolio are sold without a sales charge), and to what extent such differential would be offset by the higher yield of Investor A Shares. In this regard, to the extent that there is no sales charge for Investor A Shares, in the case of the Money Market Portfolio, or the sales charge for Investor A Shares is waived or reduced by one of the methods described above, in the case of the Equity and Bond Portfolios, investments in Investor A Shares become more desirable. The Fund will refuse all purchase orders for Investor B Shares of over $100,000.


     Although Investor A Shares are subject to a distribution and service fee, they are not subject to the higher distribution and service fee applicable to Investor B Shares. For this reason, Investor A Shares can be expected to pay correspondingly higher dividends per Share. However, because initial sales charges are deducted at the time of purchase, purchasers of Investor A Shares of the Equity and Bond Portfolios that do not qualify for waivers of or reductions in the initial sales charge would have less of their purchase price initially invested in a Portfolio than purchasers of Investor B Shares of the same Portfolio.


     As described above, purchasers of Investor B Shares of the Equity and Bond Portfolios will have more of their initial purchase price invested. Any positive investment return on this additional invested amount would partially or wholly offset the expected higher annual expenses borne by Investor B Shares of those Portfolios. Because the Portfolios' future returns cannot be predicted, there can be no assurance that this will be the case. Holders of Investor B Shares would, however, own Shares that are subject to higher annual expenses and, for a six-year period, such Shares would be subject to a contingent deferred sales charge of up to 5.00% upon redemption, depending upon the year of redemption. Investors expecting to redeem during this six-year period should compare the cost of the contingent deferred sales charge plus the aggregate annual Investor B Shares' distribution and service fees to the cost of the initial sales charge and distribution and service fees on the Investor A Shares (note that Investor A Shares of the Money Market Portfolio are sold without a sales charge). Over time, the expense of the annual distribution and service fees on the Investor B Shares may equal or exceed the initial sales charge, if any, and annual distribution and service fees applicable to Investor A Shares. For example, if net asset value remains constant, the aggregate distribution and service fees with respect to Investor B Shares of the Equity and Bond Portfolios would equal or exceed the initial sales charge and aggregate distribution fees of Investor A Shares of those Portfolios approximately eight years after the purchase. In order to reduce such fees of investors that hold Investor B Shares for more than eight years, Investor B Shares will be automatically converted to Investor A Shares as described above at the end of such eight-year period.

EXCHANGE PRIVILEGES

     The exchange privilege enables shareholders to exchange (i) Investor A Shares of a Portfolio for Investor A Shares of another Portfolio offered by the Fund or, under certain circumstances described below, for Trust Shares or Institutional Shares of the same Portfolio, and (ii) Investor B Shares of a Portfolio for Investor B Shares of another Portfolio offered by the Fund. The exchange privilege may be exercised only in those states where the class of shares of such other Portfolios may be legally sold.


     EXCHANGES -- INVESTOR A SHARES. Shareholders who have purchased Investor A Shares of a Portfolio and who have paid any applicable sales charge ("load") (including Shares acquired through reinvestment of dividends or distributions on such Shares) may exchange those Shares for Investor A Shares of another load Portfolio without paying an additional sales load. Shareholders who have purchased Investor A Shares of a Portfolio (other than through a previous exchange from another load Portfolio on which any applicable sales load has been paid) with a lower sales load may be charged an additional sales load on exchanges of Shares of such Portfolio for Shares of a Portfolio with a higher sales load. Shareholders may also exchange Investor A Shares of a no-load Portfolio for Investor A Shares of another no-load Portfolio without paying a sales load. When Investor A Shares of a no-load Portfolio are exchanged for Investor A Shares of a load Portfolio, the applicable sales load (if any) will be assessed. However, shareholders exchanging Investor A Shares of a no-load Portfolio that were acquired through a previous exchange involving Shares on which a load was paid will not be required to pay an additional sales load upon the reinvestment of the equivalent investment into a load Portfolio within a twelve month period. Under such circumstances, the shareholder must notify the Distributor that a sales load was originally paid and provide the Distributor with sufficient information to permit confirmation of the shareholder's right not to pay a sales load.



     In addition, shareholders who have a qualified trust, agency or custodian account with the trust department of Mercantile Bank or any of its affiliated or correspondent banks, and whose Shares are to be held in that account, may also exchange Investor A Shares of a Portfolio for Trust Shares or Institutional Shares in the same Portfolio.


     EXCHANGES -- INVESTOR B SHARES. Shareholders who have purchased Investor B Shares of a Portfolio (including Shares acquired through reinvestment of dividends or distributions on such Shares) may exchange those Shares for Investor B Shares of another Portfolio without the payment of any contingent deferred sales charge at the time the exchange is made. In determining the holding period for calculating the contingent deferred sales charge payable on redemptions of Investor B Shares, the holding period of the Investor B Shares originally held will be added to the holding period of the Investor B Shares acquired through the exchange. No exchange fee is imposed by the Fund.


     OTHER INFORMATION CONCERNING EXCHANGES. The Shares exchanged must have a current value at least equal to the minimum initial or subsequent investment required by the particular Portfolio into which the exchange is being made. The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. An investor may telephone an exchange request by calling his or her investment representative, which is responsible for transmitting such exchange request to the Fund. See "Other Exchange or Redemption Information" below. Investors who want to telephone an exchange request directly to the Fund, and, have elected this privilege on the account application, may follow the procedures described below under "Redemption by Telephone." An investor should consult his or her investment representative or the Fund for further information regarding procedures for exchanging Shares.


     AUTOMATIC EXCHANGE PROGRAM. The Automatic Exchange Program enables shareholders to make regular, automatic withdrawals from an Investor A Share or Investor B Share account in a Portfolio and use those proceeds to benefit from Dollar Cost Averaging by automatically making purchases of the same class of Shares in another Portfolio. With shareholder authorization, the Fund's Transfer Agent will withdraw the amount specified (subject to the applicable minimums) from the shareholder's account and will automatically invest that amount in Shares of the Portfolio designated by the shareholder on the date of such deduction.

     In order to participate in the Automatic Exchange Program, shareholders must make a minimum initial purchase of $5,000 and maintain a minimum account balance of $1,000. Additionally, shareholders must complete the supplementary authorization form which may be obtained from their investment representative or the Fund. To change instructions with respect to the Automatic Exchange Program or to discontinue this feature, shareholders must send a written request to their investment representative or to the Fund. The Automatic Exchange Program may be amended or terminated without notice at any time by the Fund.

REDEMPTION OF SHARES

     Redemption orders should be placed with or through the same broker-dealer organization that placed the original purchase order. Redemption orders are effected at a Portfolio's net asset value per Share next determined after receipt of the order by the Fund. Proceeds from the redemptions of Investor B Shares will be reduced by the amount of any applicable contingent deferred sales charge. The organization through which the investor placed the order is responsible for transmitting redemption orders to the Fund on a timely basis. No charge for sending redemption payments electronically is currently imposed by the Fund, although a charge may be imposed in the future. The Fund reserves the right to send redemption proceeds electronically within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect a Portfolio.

REDEMPTION BY MAIL


     A written redemption request must be accompanied by any Share certificates which are properly endorsed for transfer. The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. An investor with questions or needing assistance should contact his or her investment representative or the Fund. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor, or administrator.


REDEMPTION BY TELEPHONE

     Shares may be redeemed by telephone if the shareholder selected that option on the account application. The shareholder may have the proceeds mailed to his or her address or mailed or sent electronically to a bank account previously designated on the account application. It is not necessary for shareholders to confirm telephone redemption requests in writing. If a shareholder did not originally select the telephone redemption privilege, the shareholder must provide written instructions to the Transfer Agent to add this feature. Neither the Fund nor its service contractors will be liable for any loss, damage, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed the Fund or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. If Share certificates are outstanding with respect to an account, the telephone redemption and telephone exchange privilege is not available. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, investors are encouraged to follow the procedures described in "Other Exchange or Redemption Information" below.
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     Proceeds from redemptions of Investor A Shares and/or Investor B Shares of the MONEY MARKET PORTFOLIOS with respect to redemption orders received by the Fund before 12:00 noon (Eastern time) on a Business Day normally will be sent electronically the same day (or mailed by check the next Business Day) to the organization that placed the redemption order in good form. Proceeds for redemption orders that are received after 12:00 noon (Eastern time) or on a non-business Day normally will be sent electronically on the next Business Day (or mailed by check on the second Business Day thereafter).


     Proceeds from redemptions of Investor A Shares and/or Investor B Shares of the EQUITY AND BOND PORTFOLIOS with respect to redemption orders received by the Fund before 4:00 p.m. (Eastern time) on a Business Day normally are sent electronically or mailed by check to the organization that placed the redemption order within three Business Days after the Distributor's receipt of the order in good form.


CHECKWRITING -- MONEY MARKET PORTFOLIOS

     Checkwriting is available from certain institutions with respect to each of the Money Market Portfolios. No charge for use of the checkwriting privilege is currently imposed by the Fund, although a charge may be imposed in the future. With this service, a shareholder may write up to six checks per month in an amount per check of $250 or more. To obtain checks, a shareholder must complete the signature card that accompanies the account application. To establish this checkwriting service after opening an account in a Money Market Portfolio, the shareholder must contact his or her investment representative by telephone or mail to obtain an account application. A signature guarantee may be required. A SHAREHOLDER WILL RECEIVE THE DAILY DIVIDENDS DECLARED ON THE SHARES TO BE REDEEMED UP TO THE DAY THAT A CHECK IS PRESENTED TO THE CUSTODIAN FOR PAYMENT. Upon 30 days' written notice to shareholders, the checkwriting privilege may be modified or terminated. An investor cannot close an account in a Money Market Portfolio by writing a check. The checkwriting privilege may be disadvantageous for holders of Investor B Shares of the Money Market Portfolio due to the effect of the contingent deferred sales charge.

AUTOMATIC WITHDRAWAL PLAN (AWP)

     An Automatic Withdrawal Plan may be established by a new or existing shareholder of any Portfolio if the value of his or her account (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Shareholders who elect to establish an AWP may receive a monthly, quarterly, semi-annual, or annual check in a stated amount of not less than $50 on or about the 25th day of the applicable month of withdrawal. Periodic payments will be reduced by any applicable contingent deferred sales charge. Portfolio Shares will be redeemed as necessary to meet withdrawal payments. Withdrawals may reduce principal and eventually deplete the shareholder's account. The maintenance of an AWP may be disadvantageous for holders of Investor B Shares due to the effect of the contingent deferred sales charge. A shareholder who desires to establish an AWP after opening an account should complete the AWP form in the back of the Prospectus or contact his or her investment representative or the Fund for an AWP application. A signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his or her investment representative or to the Fund or by the Fund at any time.

PURCHASE OF INVESTOR A SHARES AT NET ASSET VALUE

     From time to time the Distributor may offer special concessions to enable investors to purchase Investor A Shares of the Equity and Bond Portfolios at net asset value without payment of a front-end sales charge. To qualify for a net asset value purchase, the investor must pay for such purchase with the proceeds from the redemption of shares of a non-affiliated mutual fund on which a front-end sales charge was paid. A qualifying purchase of Investor A Shares must occur within 30 days of the prior redemption and must be evidenced by a confirmation of the redemption transaction. At the time of purchase, the investment representative must notify the Fund that the purchase qualifies for a purchase at net asset value. Proceeds from the redemption of Shares on which no front-end sales charge was paid do not qualify for a purchase at net asset value.

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OTHER PURCHASE, EXCHANGE AND REDEMPTION INFORMATION



     On a Business Day when the Exchange closes early due to a partial holiday or otherwise, the Fund reserves the right to advance the times at which purchase and redemption orders must be received in order to be processed on that Business Day.


     WHEN REDEEMING SHARES IN A PORTFOLIO THAT OFFERS BOTH INVESTOR A SHARES AND INVESTOR B SHARES, SHAREHOLDERS SHOULD INDICATE WHETHER THEY ARE REDEEMING INVESTOR A SHARES OR INVESTOR B SHARES. In the event a redeeming shareholder owns both Investor A Shares and Investor B Shares in a Portfolio, the Investor A Shares will be redeemed first unless the shareholder indicates otherwise.

     During periods of substantial economic or market change or activity, telephone redemptions or exchanges may be difficult to complete. In such event, Shares may be redeemed or exchanged by mailing the request directly to the organization through which the original Shares were purchased or directly to the Fund at P.O. Box 78069, St. Louis, Missouri 63178.

     At various times, the Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Fund may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by electronic transfer. The Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Fund may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.


     A shareholder may be required to redeem Shares in a Portfolio upon 60 days' written notice if the balance in the shareholder's account drops below $500. The Fund will not require a shareholder to redeem Portfolio Shares if the value of the shareholder's account drops below $500 due to fluctuations in net asset value. Share balances may also be redeemed pursuant to arrangements between broker-dealer organizations and their investors.


                            YIELDS AND TOTAL RETURNS

     Yield and total return quotations are computed separately for Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares of a Portfolio. TOTAL RETURN AND YIELD FIGURES WILL FLUCTUATE, ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The methods used to compute each Portfolio's yields and total returns are described below and in the Statement of Additional Information.

THE MONEY MARKET PORTFOLIOS


     From time to time, performance information such as "yield," and "effective yield" for the Money Market Portfolios' Investor A Shares and/or Investor B Shares may be quoted in advertisements or in communications to shareholders. The "yield" quoted in advertisements refers to the income generated by an investment in a particular class of Shares of a Portfolio over a specified period (such as a seven-day period) identified in connection with the particular yield quotation. This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated for each such period over a 52-week or one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a particular class of Shares of a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.



     In addition, the Treasury Money Market Portfolio's "state tax-equivalent yield" may also be quoted. The "state tax-equivalent yield" shows the level of taxable yield needed to produce an after-tax yield that is equivalent to a particular state's tax-exempt yield achieved by the Portfolio. The "state tax-equivalent yield" refers to the portion of income that is derived from interest income on direct obligations of the U.S. Government, its agencies or instrumentalities that qualifies for exemption from state income tax. The yield calculation assumes that 100% of the


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interest income is exempt from state income tax. The "state tax-equivalent yield" is computed by dividing the tax-exempt portion of the Portfolio's yield by a denominator consisting of one minus a stated income tax rate.



     The Tax-Exempt Money Market Portfolio may also quote its "tax-equivalent yield" and "tax-equivalent effective yield," which demonstrate the level of taxable yield needed to produce an after-tax yield that is equivalent to the Portfolio's yield and effective yield. Each are calculated by increasing the Portfolio's yield and effective yield by the amount necessary to reflect the payment of federal (and/or state) tax at a stated tax rate. The "tax equivalent yield" and "tax-equivalent effective yield" will always be higher than the Portfolio's yield and effective yield, respectively. The Tax-Exempt Money Market Portfolio may also compute its "tax-equivalent yield" and "tax-equivalent effective yield" with respect to certain states, which shows the level of taxable yield and effective yield, respectively, needed to produce an after-tax equivalent to the federal and state tax-exempt yield of the Portfolio's particular class of Shares, assuming payment of federal income tax and state personal income tax each at a stated rate and based upon a specified percentage of the Portfolio's income which is exempt from state income tax as well as federal income tax.


THE EQUITY AND BOND PORTFOLIOS

     From time to time, performance information such as total return and yield data for the Equity and Bond Portfolios' Investor A Shares and/or Investor B Shares may be quoted in advertisements, sales literature or in communications to shareholders. The yield is computed based on the net income of a particular class of Shares in the particular Portfolio during a 30-day (or one-month) period identified in connection with the particular yield quotation. More specifically, the yield is computed by dividing the Portfolio's net income per Share during a 30-day (or one-month) period by the maximum public offering price per Share on the last day of the period and annualizing the result. The Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios' "tax equivalent" yields, which show the level of taxable yield needed to produce an after-tax equivalent to each Portfolio's tax-free yield, may also be quoted from time to time. This is done by increasing a Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate. The Missouri Tax-Exempt Bond Portfolio may also compute its "Missouri tax-equivalent" yield which shows the amount of taxable yield needed to produce an after-tax equivalent to the federal and Missouri tax-exempt yield of the Portfolio's Shares, assuming payment of federal income tax and Missouri income tax each at a stated rate.


     The Portfolios' total returns may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total returns with respect to a particular class of Shares reflect the average annual percentage change in value of an investment in such Shares of a Portfolio over the particular measuring period. Aggregate total returns reflect the cumulative percentage change in value over the measuring period. Both methods of calculating total returns assume that dividends and capital gain distributions made by a Portfolio during the period are reinvested in the same class of Shares of the Portfolio and that the maximum sales load in effect during the period has been charged by the Portfolio. The Portfolios' total return figures may also be calculated without the deduction of the maximum sales charge in effect during the period. The effect of not deducting the sales charge will be to increase the total return reflected. When considering average annual total return figures for periods longer than one year, it is important to note that a Portfolio's annual total return for any one year in the period might have been more or less than the average for the entire period.


INFORMATION APPLICABLE TO ALL PORTFOLIOS


     Performance data of the Portfolios' Investor A Shares and/or Investor B Shares may be compared to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lehman Brothers, Inc. or any of its affiliates, Ibbotson Associates, Inc., Lipper Analytical Services, Inc., Mutual Fund Forecaster and IBC MONEY FUND REPORT(R) published by IBC. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, U.S.A. Today, Fortune, CDA/Wiesenberger, Morningstar, Inc. and publications of a local or regional nature. In addition to performance information, general information about the Portfolios that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

     Performance quotations of a class of Shares in a Portfolio represent that Portfolio's past performance and should not be considered as representative of future results. Any account fees charged by an investment representative will not be included in the calculations of the Portfolios' yields and total returns. Such fees, if any, will reduce the investor's net return on an investment in a Portfolio. Investors may call 1-800-452-ARCH (2724) to obtain current yield and total return information.

                          DIVIDENDS AND DISTRIBUTIONS

THE TREASURY MONEY MARKET, MONEY MARKET, TAX-EXEMPT MONEY MARKET, U.S. GOVERNMENT SECURITIES, INTERMEDIATE CORPORATE BOND, BOND INDEX, GOVERNMENT & CORPORATE BOND, SHORT-INTERMEDIATE MUNICIPAL, MISSOURI TAX-EXEMPT BOND AND NATIONAL MUNICIPAL BOND PORTFOLIOS


     Dividends from net investment income of the Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios are declared daily and paid monthly not later than five Business Days after the end of each month. Investor A and/or Investor B Shares of the Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios earn dividends from the day the purchase order is received by the Transfer Agent through the day before the redemption order for such Shares is received. Investor A and/or Investor B Shares of the U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios earn dividends from the day after the purchase order is received by the Transfer Agent through the day the redemption order for such Shares is received. Dividends on each Share of such Portfolios are determined in the same manner and are paid in the same amounts irrespective of class, except that a Portfolio's Trust Shares and Institutional Shares (other than the Tax-Exempt Portfolios which do not offer Institutional Shares) bear all expenses of the respective Administrative Services Plans adopted for such Shares and a Portfolio's S Shares (other than the U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal Missouri Tax-Exempt Bond and National Municipal Bond Portfolios which do not offer S Shares), Investor A Shares and Investor B Shares (other than the Treasury Money Market, Tax-Exempt Money Market, Intermediate Corporate Bond, Bond Index, Short-Intermediate Municipal, Equity Index and Small Cap Equity Index Portfolios which do not offer Investor B Shares) bear all expenses of the respective Distribution and Services Plans adopted for such Shares. In addition, a Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. See "Management of the Fund -- Administrative Services Plan" and "Other Information Concerning the Fund and Its Shares" below.



THE EQUITY INCOME, EQUITY INDEX, GROWTH & INCOME EQUITY, GROWTH EQUITY AND BALANCED PORTFOLIOS



     Net investment income for the Equity Income, Equity Index, Growth & Income Equity, Growth Equity and Balanced Portfolios is declared and paid monthly as a dividend to shareholders of record. Dividends on each Share of each of these Portfolios are determined in the same manner and are paid in the same amount, irrespective of class, except that a Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and a Portfolio's Investor A Shares and Investor B Shares (other than the Equity Index Portfolio which does not offer Investor B Shares) bear all expenses of the respective Distribution and Services Plans adopted for such Shares. In addition, a Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. See "Management of the Fund -- Administrative Services Plan" and "Other Information Concerning the Fund and Its Shares" below.



THE SMALL CAP EQUITY, SMALL CAP EQUITY INDEX AND INTERNATIONAL EQUITY PORTFOLIOS



     Net investment income for the Small Cap Equity, Small Cap Equity Index and International Equity Portfolios is declared and paid quarterly as a dividend to shareholders of record. Dividends on each Share of each of these Portfolios are determined in the same manner and are paid in the same amount, irrespective of class, except that a Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans

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

adopted for such Shares and a Portfolio's Investor A Shares and Investor B Shares (other than the Small Cap Equity Index Portfolio which does not offer Investor B Shares) bear all expenses of the respective Distribution and Services Plans adopted for such Shares. In addition, a Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. See "Management of the Fund -- Administrative Services Plan" and "Other Information Concerning the Fund and Its Shares" below.

OTHER DIVIDEND AND DISTRIBUTION INFORMATION

     The Money Market Portfolios do not expect to realize capital gains. Net realized capital gains of a Portfolio, if any, are distributed at least annually. All dividends and distributions paid on a Portfolio's Shares are automatically reinvested in additional Shares of the same class unless the investor has (i) otherwise indicated in the account application, or (ii) redeemed all the Shares held in a Portfolio, in which case a distribution will be paid in cash. Reinvested dividends and distributions will be taxed in the same manner as those paid in cash.

                                     TAXES

FEDERAL TAXES

     Each Portfolio of the Fund intends to qualify as a "regulated investment company" for the current taxable year. It is intended that each Portfolio will continue to so qualify as long as such qualification is in the best interests of shareholders. A regulated investment company is generally exempt from federal income tax on amounts distributed to shareholders.


     Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a taxable year requires, among other things, that each Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its net exempt-interest income (if any). In general, a Portfolio's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain over net short-term capital loss, if any, for such taxable year. The Treasury Money Market, Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios intend to distribute as dividends substantially all of their respective investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to a Portfolio's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to an IRA are deferred under the Code.) In the case of the Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios, such dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the Portfolios from domestic corporations for the taxable year. Because all of the Treasury Money Market, Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index and Government & Corporate Bond Portfolios' net investment income is expected to be derived from earned interest, it is not expected that any distributions from such Portfolios will be eligible for the dividends received deduction.


     It is the policy of each Tax-Exempt Portfolio to distribute as dividends substantially all of its net tax-exempt interest income and any investment company taxable income each year. Dividends derived from interest on Municipal Obligations (known as exempt-interest dividends) may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless under the circumstances applicable to the particular shareholder the exclusion would be disallowed. See the Statement of Additional Information under "Additional Information Concerning Taxes." Distributions of net income may be taxable to investors under state or local law as dividend income even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income tax.

     If a Tax-Exempt Portfolio should hold certain private activity bonds issued after August 7, 1986, shareholders must include, as an item of tax preference, the portion of dividends paid by the Portfolio that is attributable to

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interest on such bonds in their federal alternative minimum taxable income for purposes of determining liability (if any) for the 26-28% alternative minimum tax applicable to individuals and the 20% alternative minimum tax applicable to corporations. Corporate shareholders also must take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum and environmental tax purposes.



     Substantially all of each Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. A Portfolio will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such gains are received in cash or reinvested in additional Shares. Such long-term capital gain will be 20% or 28% rate gain, depending upon the Portfolio's holding period for the assets the sale of which generated the capital gain.


     To the extent dividends paid to shareholders of a Tax-Exempt Portfolio are derived from taxable income or from long-term or short-term capital gains, such dividends will be subject to federal income tax, whether such dividends are paid in the form of cash or additional Shares.

     An investor considering purchasing Shares of a Money Market Portfolio on or just before the record date of any capital gains distribution (or in the case of the Equity and Bond Portfolios, the record date of any dividend or capital gains distribution) should be aware that the amount of the forthcoming distribution, although in effect a return of capital, will be taxable.

     Dividends declared by a Portfolio in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year, if such dividends are actually paid during January of the following year.

     Each Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to backup withholding by the Internal Revenue Service for prior failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

     A taxable gain or loss may be realized by an investor upon redemption, transfer or exchange of Shares of the Equity and Bond Portfolios, depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If an investor holds Shares for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss realized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend.


     Certain interest income and dividends earned by the International Equity Portfolio from foreign securities is expected to be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. The Portfolio may make this election. As a consequence, the amount of these foreign taxes paid by the Portfolio will be included in its shareholders' taxable income pro rata (in addition to taxable distributions actually received by them), and each shareholder may elect either (a) to credit his proportionate amount of such taxes against his U.S. federal income tax liabilities (subject to certain limitations), or (b) if he itemizes his deductions, to deduct such proportionate amounts from his U.S. taxable income.


     MISSOURI TAX CONSIDERATIONS. For each year in which a Portfolio qualifies as a regulated investment company for federal income tax purposes, shareholders of such Portfolio who are Missouri resident individuals, trusts or estates resident in Missouri, or corporations subject to Missouri taxing jurisdiction (collectively, "Missouri Taxpayers") will not be subject to Missouri income taxation on dividends distributed to them to the extent that such dividends (a) qualify as exempt-interest dividends of a regulated investment company under Code section 852(b)(5), (b) are the subject of the written notice to shareholders required by 12 C.S.R. section 10-2.155(2), (c) are attributable to interest on (1) obligations issued by the State of Missouri or any of its political subdivisions or

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authorities, or (2) certain obligations of the United States, any territory or possession of the United States, or any authority, commission, or instrumentality of the United Sates, to the extent exempted from Missouri income tax under federal law, and (d) are properly reported on the Missouri income tax returns of the shareholder in the respective Portfolio. In connection with the obligations described in paragraph (c)(2) above the amount of State income tax exempt-interest dividends shall be reduced by the amount of (a) the federal corporate dividend received deduction attributable to such dividends, and (b) interest paid or expense incurred to produce such dividends, to the extent that the interest paid or expense incurred exceeds five hundred dollars.


     To the extent possible, the Missouri Tax-Exempt Bond Portfolio intends to invest in obligations which will permit distributions attributable to interest to be excludable by Missouri Taxpayers. Despite this intention, Missouri Taxpayers generally will be subject to Missouri income tax on other types of distributions received from the Missouri Tax-Exempt Bond Portfolio, including distributions of interest on obligations of other issuers and all long-term and short-term capital gains.

     Except as noted above with respect to Missouri income taxation, distributions from a Portfolio may be taxable to shareholders under other state and local laws imposing taxes on or measured by net income, even though such distribution were derived, in whole or in part, from interest on obligations which, if realized directly by the shareholder, or by a shareholder of another type, would be nontaxable.

     The foregoing discussion of Missouri law does not apply to shareholders that are subject to the Missouri bank tax or other comparable forms of specialized Missouri taxation.


     All shareholders of the Portfolios should consult with their tax advisers with respect to the state and local tax consequences of the purchase, ownership, and disposition of Shares in the Portfolios, the receipt of distributions from the Portfolios, and the proper method in which to report Portfolio-related items on a shareholder's Missouri tax returns.


STATE AND LOCAL TAXES

     Shareholders should note that dividends paid by a Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such income taxes.


     The Treasury Money Market Portfolio is structured to provide investors, to the extent permissible by federal and state law, with income that is exempt or excluded from taxation at the state and local level. Shareholders should note that many, but not all, states permit all or a portion of a regulated investment company's dividends which are derived from interest on U.S. Treasury obligations (and obligations of certain U.S. Government agencies)("Treasury Obligations") to be exempt or excluded from state and local taxation. In addition, only certain states allow dividends of a regulated investment company that are derived from dividends of other regulated investment companies investing directly in Treasury Obligations to be exempt or excluded from state and local taxation. Some states reduce a shareholder's allowable deductions by interest on debt incurred to carry obligations producing state tax-exempt interest and by other expenses related to such obligations. Income earned by the Portfolio from repurchase agreements generally is not exempt from state or local income tax. Shareholders should consult their own tax advisers about the status of distributions from the Treasury Money Market Portfolio under state and local law.


MISCELLANEOUS

     The foregoing summarizes some of the important federal and state tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal and, for the Treasury Money Market Portfolio, the state income tax consequences, and for the Missouri Tax-Exempt Bond Portfolio, the Missouri state income tax consequences, of distributions made each year.

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                             MANAGEMENT OF THE FUND

     The Fund is managed under the direction of its Board of Directors. The Statement of Additional Information contains the names of and general background information concerning each director.

INVESTMENT ADVISER AND SUB-ADVISER

     Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to each Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is an indirect wholly-owned subsidiary of Mercantile. As of December 31, 1997, MVA had approximately $9.4 billion in assets under investment management, including the Funds' assets, which were approximately $3.9 billion.

     Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolios, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolios' securities and other investments, and directs the maintenance of each Portfolio's records relating to such purchases and sales.


     For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, with respect to the Treasury Money Market and Money Market Portfolios, at the annual rates of .40% of the first $1.5 billion of each such Portfolio's average daily net assets, .35% of the next $1.0 billion of net assets and .25% of net assets in excess of $2.5 billion, and with respect to the Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios, at the annual rates of .40%, .45%,
 .55%, .30%, .45%, .55%, .45%, .55%, .75%, .30%, .55%, .75%, .75%, .40%, 1.00%
and .75%, respectively, of the average daily net assets of each Portfolio, respectively. For the fiscal year or period ended November 30, 1997, MVA received advisory fees (net of waivers) at the effective annual rates of .32%,
 .33%, .35%, .45%, .00%, .00%, .45%, .00%, .45%, .00, .00%, .00%, .55%, .75%,
 .75%, .92% and .75% of the respective average daily net assets of the Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, International Equity and Balanced Portfolios. The Small Cap Equity Index Portfolio had not commenced operations as of November 30, 1997.


     For the period October 1, 1996 through September 30, 1997, the Predecessor Growth Equity Portfolio paid MVA (or its predecessor) advisory fees at the effective annual rate of .75% of the Portfolio's average daily net assets pursuant to the investment advisory agreements then in effect.

     MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of one or more Portfolios available for distributions as dividends. The voluntary fee reduction will cause the return of any such Portfolio to be higher than it would otherwise be in the absence of such reduction.

     David A. Bethke, CFA, is the person primarily responsible for the day-to-day management of the U.S. Government Securities, Intermediate Corporate Bond and Government & Corporate Bond Portfolios and has managed each of these Portfolios since inception. Mr. Bethke, Senior Associate, joined MVA in 1987 and has seven years of prior investment experience.

     George J. Schupp, CFA, is the person primarily responsible for the day-to day management of the Government & Corporate Bond Portfolio and has managed such Portfolio since February 1998. Mr. Schupp, Group Manager -- Fixed Income, joined MVA in 1983 and has 22 years of prior investment experience.

     Peter Merzian, is the person primarily responsible for the day-to-day management of the Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond and Balanced Portfolios. Mr. Merzian, a Senior Associate of MVA, has been with MVA since 1993 and prior thereto was employed as a portfolio manager of another financial institution. Mr. Merzian has served as portfolio manager of the Short-Intermediate Municipal and National Municipal Bond Portfolios since their respective dates of inception and of the Balanced Portfolio since

May 1996. Mr. Merzian has served as portfolio manager of the Missouri Tax-Exempt Bond Portfolio (including the Predecessor Missouri Tax-Exempt Bond Portfolio) since 1993.


     The organizational arrangements of MVA require that all investment decisions with respect to the Equity Income, Growth & Income Equity and Growth Equity Portfolios be made by MVA's Equity Committee, and no one person is responsible for making recommendations to that Committee.


     Robert J. Anthony is the person primarily responsible for the day-to-day management of the Small Cap Equity Portfolio and has managed the Small Cap Equity Portfolio since inception. Mr. Anthony, Senior Associate, has been with MVA for 21 years and has managed the Small Cap Equity Portfolio since its inception.


     MVA has entered into a sub-advisory agreement with Clay Finlay Inc. Pursuant to the terms of such sub-investment advisory agreement, Clay Finlay has been retained by MVA to manage the investment and reinvestment of the assets of the International Equity Portfolio and to provide analytical and investment research services to it, subject to the supervision of MVA and to the direction and control of the Fund's Board of Directors.

     Under this arrangement, Clay Finlay is responsible for the day-to-day management of the International Equity Portfolio's assets. MVA reviews investment performance policies and guidelines, maintains certain books and records, is responsible for selecting and monitoring the performance of Clay Finlay, and for reporting the activities of Clay Finlay in managing the Portfolio to the Fund's Board of Directors.

     Clay Finlay is registered as an investment adviser with the SEC and is a wholly-owned subsidiary of United Asset Management Corporation, a financial services holding company. Clay Finlay's principal office is located at 200 Park Avenue, 56th Floor, New York, New York 10166. Clay Finlay, founded in 1982, has extensive experience in international investments and as of December 31, 1997 had approximately $6 billion in assets under management.


     Frances Dakers is the person primarily responsible for the day-to-day management of the International Equity Portfolio's investments. Ms. Dakers, a Principal and Senior Portfolio Manager of Clay Finlay, has been associated with Clay Finlay since January, 1982 and has managed the International Equity Portfolio since inception.


     For the services provided and expenses assumed pursuant to its sub-advisory agreement with MVA, Clay Finlay receives from MVA a fee, computed daily and payable monthly, at the annual rate of .75% of the first $50 million of the International Equity Portfolio's average daily net assets, plus .50% of the next $50 million of average daily net assets, plus .25% of average daily net assets in excess of $100 million. For the fiscal year ended November 30, 1997, Clay Finlay received sub-advisory fees at the effective annual rate of .75% of the International Equity Portfolio's average daily net assets. Clay Finlay bears all expenses incurred by it in connection with its services under the sub-advisory agreement.

ADMINISTRATOR


     BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Portfolios' Administrator.



     The Administrator generally assists in all aspects of each Portfolio's administration and operation and also monitors and performs other services pertaining to the Fund's arrangements under the Administrative Services Plan described below. For its services, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% (.10% for the Tax-Exempt Money Market Portfolio) of each Portfolio's average daily net assets. For the fiscal year or period ended November 30, 1997, the Administrator received administration fees (net of waivers) at the effective annual rates of
 .13%, .12%, .05%, 0.6%, 0.6% and .12% of the average daily net assets of the Treasury Money Market, Money Market, Intermediate Corporate Bond, National Municipal Bond, Equity Income and International Equity Portfolios, respectively, and .10% of the average daily net assets of each of the other Portfolios other than the Small Cap Equity Index Portfolio which had not commenced operations as of November 30, 1997. From time to time, the Administrator may voluntarily waive all or a portion of the administration fees otherwise payable by a Portfolio in order to increase the net income available for distribution to shareholders.

     For the period October 1, 1996 through September 30, 1997, the Predecessor Growth Equity Portfolio bore administrative fees pursuant to the administrative services agreement then in effect with Federated Administrative Services, its former administrator, at the effective annual rate of .15% of its average daily net assets.

DISTRIBUTOR

     Investor A Shares and/or Investor B Shares in each Portfolio are sold continuously by the Distributor, BISYS Fund Services, an affiliate of the Administrator. The Distributor also monitors the Fund's arrangements under the Distribution and Services Plans described below. The Distributor is a registered broker-dealer with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219.


     The Distributor may, at its expense, provide compensation to dealers in connection with sales of Shares of any of the Portfolios. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Portfolios, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) business and vacation trips, including the provision of travel arrangements and lodging at resorts, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Portfolio's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Portfolios or their shareholders.


DISTRIBUTION AND SERVICES PLANS


     The Fund has adopted separate Distribution and Services Plans pursuant to Rule 12b-1 under the 1940 Act with respect to Investor A Shares of the Portfolios and Investor B Shares of the CDSC Portfolios. Under the Distribution and Services Plans, the Fund may pay (i) the Distributor or another person for distribution services provided and expenses assumed and (ii) Service Organizations for shareholder administrative services provided pursuant to servicing agreements in connection with Investor A Shares or Investor B Shares of a Portfolio. Payments to the Distributor are to compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of Investor A Shares or Investor B Shares, including compensating dealers and other sales personnel (which may include affiliates of the Fund's Adviser), direct advertising and marketing expenses and expenses incurred in connection with preparing, printing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and Statements of Additional Information (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Distribution and Services Plan. In addition, payments under the Distribution and Services Plan for Investor B Shares will be used to pay for or finance sales commissions and other fees payable to Service Organizations and other broker-dealers who sell Investor B Shares. See "Management of the Fund -- Service Organizations" below for a description of the servicing agreements and the services provided by Service Organizations.


     Under the Distribution and Services Plan for Investor A Shares, payments by the Fund for distribution expenses may not exceed .10% (annualized) of the average daily net asset value of a Portfolio's outstanding Investor A Shares and payments for shareholder administrative servicing expenses may not exceed .20% (.15% with respect to the Money Market Portfolios) (annualized) of the average daily net asset value of a Portfolio's outstanding Investor A Shares.

     Under the Distribution and Services Plan for Investor B Shares, payments by the Fund for distribution expenses may not exceed .75% (annualized) of the average daily net asset value of a Portfolio's outstanding Investor B Shares and payments for shareholder administrative servicing expenses may not exceed .25% (annualized) of the average daily net asset value of a Portfolio's outstanding Investor B Shares.

     Actual distribution expenses paid by the Distributor with respect to Investor B Shares for any given year may exceed the distribution fees and contingent deferred sales charges received with respect to those Shares. These excess expenses may be reimbursed by Investor B shareholders out of contingent deferred sales charges and distribution payments in future years as long as the Distribution and Services Plan for Investor B Shares is in effect.


SERVICE ORGANIZATIONS


     The servicing agreements adopted under the Distribution and Services Plans (the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include Mercantile Bank and its affiliates) to perform certain services, including providing administrative services with respect to the beneficial owners of Investor A Shares or Investor B Shares of a Portfolio, such as establishing and maintaining accounts and records for their customers who invest in such Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customer inquiries concerning their investments.


     Under the Servicing Agreements and upon notice to the Fund, a Service Organization may subcontract with one or more entities for the performance of certain services provided under its Servicing Agreement with the Fund. Such Service Organization shall be as fully responsible to the Fund for the acts or omissions of any subcontractor as it would be for its own acts or omissions. The fees payable to any sub-contractor are paid by the Service Organization out of the fees it receives from the Fund.

     The Fund understands that Service Organizations providing such administrative services may also charge fees to their customers beneficially owning such Shares. These fees would be in addition to any amounts which may be received by such a Service Organization under its Servicing Agreement with the Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by a Portfolio and any other compensation payable by its customers in connection with their investment in such Shares. Customers of such a Service Organization receiving servicing fees should read this Prospectus in light of the terms governing their accounts with their Service Organization.

CUSTODIAN, SUB-CUSTODIAN AND TRANSFER AGENT


     Mercantile Bank, an affiliate of the Fund and a wholly-owned subsidiary of Mercantile, with principal offices located at One Mercantile Center, 8th and Locust Streets, St. Louis, Missouri 63101, serves as Custodian of each Portfolio's assets. In addition, Bankers Trust Company of New York, with principal offices at 16 Wall Street, New York, New York 10005, serves as the Sub-Custodian for the International Equity Portfolio. BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.


REGULATORY MATTERS


     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling the Shares of a registered, open-end investment company continuously engaged in the issuance of its Shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Shares of the Portfolios. Such banking laws and regulations do not prohibit such a holding company or affiliate, or banks, from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing Shares of such a company as agent for and upon the order of customers. Mercantile Bank, MVA, Service Organizations that are banks or bank affiliates, and broker-dealers that are bank affiliates are subject to such laws and regulations, but believe they may perform the services for the Portfolios contemplated by their respective agreements, this Prospectus and the Statement of Additional Information without violating applicable banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


     Should future legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Portfolios and the shareholders, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is not expected that investors would suffer any adverse financial consequences as a result of any of these occurrences.


     If current restrictions preventing a bank from legally sponsoring, organizing, controlling, or distributing Shares of an investment company were relaxed, Mercantile Bank, or an affiliate of Mercantile Bank, would consider the possibility of offering to perform additional services for the Portfolios. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Mercantile Bank, or such an affiliate, might offer to provide such services.


     Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by a Portfolio to a financial intermediary in connection with the investment of fiduciary funds in a Portfolio's Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.

EXPENSES


     Except as noted above and in the Statement of Additional Information under "Investment Advisory and Administrative Contracts" and "Custodian and Transfer Agent," the Fund's service contractors bear all expenses in connection with the performance of their services, except that the Distributor is compensated pursuant to the Distribution and Services Plans as described under "Distribution and Services Plans" above. Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, 12b-1 fees, servicing fees, certain fees and expenses in registering and qualifying a Portfolio and its Shares for distribution under Federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to a particular Portfolio will be allocated among all Portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable. Any expenses relating only to a particular class of Shares within a Portfolio will be borne solely by such class. See "Certain Financial Information" and "Management of the Fund" above for additional information regarding expenses of each Portfolio.


                          OTHER INFORMATION CONCERNING

                            THE FUND AND ITS SHARES


DESCRIPTION OF SHARES

     The Fund was organized on September 9, 1982 as a Maryland corporation, and is a mutual fund of the type known as an "openend management investment company." The Fund's principal office is located at 3435 Stelzer Road, Columbus, Ohio 43219.


     The Fund's Charter authorizes the Board of Directors to issue up to twenty billion full and fractional Shares of common stock, and to classify and reclassify any unauthorized and unissued Shares into one or more classes of Shares. The Board of Directors may similarly classify or reclassify any class of Shares into one or more series.



     Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Portfolios, each of which (except the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolios) is classified as a diversified company under the 1940 Act: 1 billion Trust Shares, 300 million Institutional Shares, 2 billion S Shares and 100 million Investor A Shares, representing interests in the Treasury Money Market Portfolio; 1.8 billion Trust Shares, 300 million Institutional Shares, 2 billion S Shares,

550 million Investor A Shares and 50 million Investor B Shares, representing interests in the Money Market Portfolio; 300 million Trust Shares, 2 billion S Shares and 50 million Investor A Shares, representing interests in the Tax-Exempt Money Market Portfolio; 5 million Investor A Shares and 50 million Investor B Shares, representing interests in the U.S. Government Securities Portfolio; 50 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares, representing interests in the Intermediate Corporate Bond Portfolio; 50 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares representing interests in the Bond Index Portfolio; 50 million Trust Shares, 20 million Institutional Shares, 5 million Investor A Shares and 50 million Investor B Shares, representing interests in the Government & Corporate Bond Portfolio; 25 million Trust Shares and 25 million Investor A Shares, representing interests in the Short-Intermediate Municipal Portfolio; 25 million Trust Shares, 25 million Investor A Shares and 25 million Investor B Shares, representing interests in the Missouri Tax-Exempt Bond Portfolio; 50 million Trust Shares, 25 million Investor A Shares and 25 million Investor B Shares representing interests in the National Municipal Bond Portfolio; 50 million Trust Shares, 25 million Institutional Shares, 25 million Investor A Shares and 25 million Investor B Shares representing interests in the Equity Income Portfolio; 50 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares representing interests in the Equity Index Portfolio; 50 million Trust Shares, 20 million Institutional Shares, 5 million Investor A Shares and 50 million Investor B Shares, representing interests in the Growth & Income Equity Portfolio; 50 million Trust Shares, 25 million Institutional Shares, 25 million Investor A Shares and 25 million Investor B Shares, representing interests in the Growth Equity Portfolio; 35 million Trust Shares, 20 million Institutional Shares, 5 million Investor A Shares and 50 million Investor B Shares, representing interests in the Small Cap Equity Portfolio; 50 million Trust Shares, 25 million Institutional Shares, and 25 million Investor A Shares, representing interests in the Small Cap Equity Index Portfolio; 10 million Trust Shares, 10 million Institutional Shares, 10 million Investor A Shares and 50 million Investor B Shares, representing interests in the International Equity Portfolio; and 15 million Trust Shares, 20 million Institutional Shares, 5 million Investor A Shares and 50 million Investor B Shares, representing interests in the Balanced Portfolio. Trust Shares, Institutional Shares and S Shares of the Portfolios are described in separate prospectuses which are available from the Distributor at the telephone number on the cover of this Prospectus. As of the date of this Prospectus, the Fund has not commenced its offering of S Shares. Shares in the Fund's Portfolios will be issued without Share certificates.



     The Investor A Shares and/or Investor B Shares of the Portfolios are described in this Prospectus. The Portfolios also offer Trust Shares and, in addition, each Portfolio except the Tax-Exempt Portfolios offers Institutional Shares and each Money Market Portfolio offers S Shares. Trust Shares are offered to financial institutions acting on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account-level asset-based management fees. Institutional Shares are offered to financial institutions acting on behalf of discretionary and non-discretionary accounts for which they do not receive account-level asset-based management fees. S Shares are offered to customers who purchase such Shares through cash management services, such as a sweep account, offered by Mercantile Bank, any of its banking affiliates, and certain other financial service organizations, such as banks or broker-dealers. Trust Shares, Institutional Shares and S Shares are sold without a sales charge. Trust Shares, Institutional Shares, S Shares, Investor A Shares and Investor B Shares bear their pro rata portion of all operating expenses paid by a Portfolio, except that Trust Shares and Institutional Shares bear all payments under the Portfolio's respective Administrative Services Plans adopted for such Shares and S Shares, Investor A Shares and Investor B Shares bear all payments under the Portfolio's respective Distribution and Services Plans adopted for such Shares. In addition, Institutional Shares of a Portfolio bear the expense of certain sub-transfer agency fees.


     Payments under the Administrative Services Plans for Trust Shares and Institutional Shares are made to Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Trust Shares or Institutional Shares. Payments under the Administrative Services Plans may not exceed .25% (on an annual basis) of the average daily net asset value of outstanding Trust or Institutional Shares of the Money Market Portfolios or .30% (on an annual basis) of the average daily net asset value of outstanding Trust or Institutional Shares of the Equity and Bond Portfolios.

     Payments under the Distribution and Services Plan for S Shares are made to
(i) the Distributor or another person for providing distribution assistance and assuming certain related expenses, and (ii) Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of S Shares. Payments under the Distribution and Services Plan for S Shares may not exceed 1.00% (on an annual basis) of the average daily net asset value of outstanding S Shares of a Portfolio. Distribution payments made under the Distribution and Services Plan are subject to the requirements of Rule 12b-1 under the 1940 Act.


     The Fund offers various services and privileges in connection with Investor A Shares and Investor B Shares of a Portfolio that are not offered in connection with the Portfolio's Trust Shares, Institutional Shares or S Shares, including an automatic investment program and an automatic withdrawal plan. Each class of shares also offers different exchange privileges.


     Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. Shares of all Portfolios will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of a particular Portfolio will vote together as a single class on matters relating to the Portfolio's investment advisory (or sub-advisory) agreement and investment objective, if fundamental, and fundamental policies. Only holders of Trust Shares, however, will vote on matters relating to the Administrative Services Plan for Trust Shares and only holders of Institutional Shares will vote on matters pertaining to the Administrative Services Plan for Institutional Shares. Similarly, only holders of S Shares will vote on matters pertaining to the Distribution and Services Plan for S Shares, only holders of Investor A Shares will vote on matters pertaining to the Distribution and Services Plan for Investor A Shares and only holders of Investor B Shares will vote on matters pertaining to the Distribution and Services Plan for Investor B Shares.


     The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding Shares, the Fund will call a special meeting to vote on the question of removal of a director.

     Shares of the Portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding Shares (irrespective of Portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Shares will be fully paid and nonassessable.

MISCELLANEOUS


     As used in this Prospectus, a "vote of a majority of the outstanding Shares" of a Portfolio means, with respect to the approval of an investment advisory or sub-advisory agreement or a change in an investment objective, if fundamental, or fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of such Portfolio (irrespective of class), or (b) 67% or more of the Shares of such Portfolio (irrespective of class) present at a meeting if more than 50% of the outstanding Shares of such Portfolio are represented at the meeting in person or by proxy.



     As of March 5, 1998, Mercantile Bank and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares. Therefore, Mercantile Bank may be deemed to be a controlling person of the Fund within the meaning of the 1940 Act.


     Inquiries regarding the Portfolios may be directed to the Fund at 1-800-452-ARCH(2724).

                            ------------------------

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE PORTFOLIOS' STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIOS, THE FUND, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE PORTFOLIOS, THE FUND OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

LOGO        ACCOUNT APPLICATION

                                                        Please mail Application to:
                                                         The ARCH Mutual Funds
                                                         P.O. Box 78069 (Tram 41-6)
                                                         St. Louis, MO 63178
                                                        [ ] New Account
                                                        [ ] New Account--Employee
                                                        [ ] Additional Investment
                                                        [ ] Change of Account Information

                                                        Please mail Application to:              Class of Shares
                                                         The ARCH Mutual Funds                   (Please check one)
                                                         P.O. Box 78069 (Tram 41-6)              [ ] Investor A-Shares
                                                         St. Louis, MO 63178                     [ ] Investor B-Shares
                                                        [ ] New Account                          If a share class is not
                                                        [ ] New Account--Employee                indicated, registrant will be
                                                        [ ] Additional Investment                placed in Investor A.
                                                        [ ] Change of Account Information


1 ACCOUNT INFORMATION (Please Print or Type)
Existing ARCH Mutual Funds Account Number, if any
--------------------------------------------------------------------------------

Account Name
--------------------------------------------------------------------------------

Social Security or Taxpayer ID Number     Date of Birth
--------------------------------------------------------------------------------

[ ] Joint Tenant Name

[ ] Minor Name
--------------------------------------------------------------------------------

Social Security or Taxpayer ID Number     Date of Birth
--------------------------------------------------------------------------------

Mailing Address
--------------------------------------------------------------------------------

Permanent Residence if Different (P.O. Box is not sufficient)
--------------------------------------------------------------------------------

Home Phone (    )                   Office Phone (    )
--------------------------------------------------------------------------------

Please contact me at [ ] Home    [ ] Office    [ ] Other (    )
--------------------------------------------------------------------------------

2 PERSONAL INFORMATION                                          Joint Tenant

Employed By                           Occupation               Employed
By                   Occupation
--------------------------------------------------------------------------------

Business Address                                               Business Address
--------------------------------------------------------------------------------

Shareholder                                                 Co-Shareholder
Citizenship (Check One) [ ] U.S.   [ ] Resident
Alien              Citizenship (Check One) [ ] U.S.   [ ] Resident Alien
[ ] Non-Resident Alien Other (Please Specify) [ ] Non-Resident Alien Other (Please Specify)
If spouse or minor child is an investor in the ARCH Mutual Funds, please indicate account number(s).
Is either party or immediate family member affiliated with or employed by any securities firm? [ ] Yes [ ] No

If yes, what firm & position?
Is either party or immediate family member a director, a 10% or greater shareholder or policy making executive officer of a publicly traded company?
[ ] Yes [ ] No
If yes, what company and position?  __________
--------------------------------------------------------------------------------
3 ACCOUNT INSTRUCTIONS Type of Registration (Check One)


[ ] Individual                         [ ] Custodian for Minor                  [ ] Trust (attach Trust document)
[ ] Joint Tenants with Right of        [ ] Partnership (attach Partnership      [ ] Estate*
  Survivorship                         Agreement)                               [ ] Other (Specify)*
[ ] Transfer on Death (TOD Form        [ ] Corporation (attach Corporate        *Additional forms required, please
required)                              Resolution)                              call 1-800-452-2724


--------------------------------------------------------------------------------

4 INITIAL INVESTMENT INFORMATION Minimum initial investment in any Portfolio is $1,000 (except as otherwise noted in the prospectus)

Select one of the following payment methods:

[ ] By check: Make check payable to ARCH Mutual Funds.

[ ] By wire:  Complete this form and call 1-800-452-2724 for wire instructions.



ARCH Money Market Portfolio                         $ ---------
ARCH Treasury Money Market Portfolio                $ ---------
ARCH Tax-Exempt Money Market Portfolio              $ ---------
ARCH Growth & Income Equity Portfolio               $ ---------
ARCH Small Cap Equity Portfolio                     $ ---------
ARCH Government & Corporate Bond Portfolio          $ ---------
ARCH U.S. Government Securities Portfolio           $ ---------
ARCH National Municipal Bond Portfolio              $ ---------
ARCH Equity Income Portfolio                        $ ---------
ARCH Intermediate Corporate Bond Portfolio          $ ---------
ARCH Balanced Portfolio                             $ ---------
ARCH International Equity Portfolio                 $ ---------
ARCH Short-Intermediate Municipal Portfolio         $ ---------
ARCH Missouri Tax-Exempt Bond Portfolio             $ ---------
ARCH Bond Index Portfolio                           $ ---------
ARCH Equity Index Portfolio                         $ ---------
ARCH Growth Equity Portfolio                        $ ---------
ARCH Small Cap Equity Index Portfolio               $ ---------


--------------------------------------------------------------------------------

5 DIVIDEND & CAPITAL GAIN DISTRIBUTION OPTIONS Check one. If none checked, Option A will be assigned.

[ ] A. All dividends and capital gains reinvested in the same Portfolio.

[ ] B. All dividends and capital gains paid in cash.

[ ] C. All dividends paid in cash; capital gains reinvested in the same
Portfolio.

[ ] D. All dividends reinvested in same Portfolio; Capital gains paid in cash.

                                                  This is not part of prospectus

--------------------------------------------------------------------------------
6 BANK ADDRESS AND ELECTRONIC FUNDS TRANSFER INFORMATION* Attach a Voided Check for Verification.
[ ] Check if telephone and written redemption proceeds are to be sent electronically as indicated below unless otherwise specified at the time of the request.
[ ] Check if cash dividends are to be sent electronically.

---------------------------------------------------------------------------------------------
Name(s) on Bank Account
---------------------------------------------------------------------------------------------
Bank Name                                       Branch Office (if applicable)            Bank
Telephone Number
---------------------------------------------------------------------------------------------
Bank Street Address (DO NOT use P.O.
Box)                      City                      State                      Zip
                                                                                     [
] Checking           [ ] Savings
---------------------------------------------------------------------------------------------
Bank ABA (Routing) Number (if unknown, call your bank)           Bank Account Number
*To add or change bank account information, the request must be in writing and accompanied by a signature guarantee.

--------------------------------------------------------------------------------

7 LETTER OF INTENT (Investor A Shares only.)


I understand that through accumulated investments I can reduce my sales charges. I plan to invest over a 13-month period in shares of one or more of the Portfolios in the ARCH Mutual Funds sold with a sales charge in an aggregate amount of at least:


[ ] $50,000   [ ] $100,000   [ ] $250,000   [ ] $500,000   [ ] $1,000,000

If the amount indicated is not invested within 13 months, reduced sales charges do not apply.

[ ] Begin the 13-month period with my purchase on the following date
---------------------------
--------------------------------------------------------------------------------
8 RIGHT OF ACCUMULATION (Investor A Shares only. See the prospectus for qualifications.)
[ ] I own shares of more than one fund in the Arch Mutual Funds Group, which may entitle me to a reduced sales charge. My shareholder account numbers are:

Fund Name                                        Fund Name
--------------------------                       --------------------------
Account #                                        Account #
---------------------------                      ---------------------------

Fund Name                                    Fund Name
--------------------------                   --------------------------
0A!
---------------------------                  ---------------------------

--------------------------------------------------------------------------------
9 ELECTION OF TELEPHONE REDEMPTION AND EXCHANGE PRIVILEGES
I elect the telephone redemption privilege as described in the prospectus. [
] Yes [ ]No        If nothing is selected, Yes will be assumed.
I elect the telephone exchange privilege as described in the prospectus. [
] Yes [ ] No
--------------------------------------------------------------------------------
10 AIP/AWP
[ ] Enroll me in the AIP/AWP--MY AIP/AWP APPLICATION IS ALSO ENCLOSED.

If you have any questions about this Application or any of our services, please feel free to call Monday through Friday 1-800-452-2724 from 7:00 a.m. to 8:00 p.m. (Central Time), and one of our representatives will gladly assist you.

--------------------------------------------------------------------------------
11 CHECKWRITING *Checkwriting signature card must accompany form.
[ ] I elect to have checkwriting privileges for my ARCH money market account (Investor A Only)
--------------------------------------------------------------------------------
12 YOUR SIGNATURE All registered shareholders must sign.
I have received and read the current prospectus of the Fund(s) selected and this Account Application Form and agree to be bound by their terms. I also authorize the instructions in this application.

I CERTIFY, UNDER PENALTIES OF PERJURY:

A. THAT THE SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER SHOWN IN SECTION 1 IS CORRECT AND
B. UNLESS I HAVE CHECKED THE APPROPRIATE BOX BELOW, THAT (1) THE IRS HAS NEVER NOTIFIED ME THAT I AM SUBJECT TO BACKUP WITHHOLDING OR (2) HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING.

[ ] The IRS has notified me that I am subject to backup withholding. Non-resident aliens may be subject to a separate IRS withholding of 30%.
The signature(s) below certifies that I (we) have read the Customer Agreement on page iv and agree to the terms therein.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

X                                                          X
---------------------------------------  ----------------  ---------------------------------------  ----------------
Signature of shareholder                 Date              Signature of co-shareholder (if any)     Date

                                                           ------------------------------------------------------
                                                           Capacity of signator

--------------------------------------------------------------------------------
                          FOR DAILY PRICE AND YIELD UPDATES CALL 1-800-452-ARCH.
For Broker/Dealer purposes only:


Rep.                                                          Rep.
Name: ------------------------------------------------------  No. ---------------------------------------------------
Rep.
Signature: -------------------------------------------------  Date: -------------------------------------------------
                                                              Phone
Broker/Dealer: ---------------------------------------------  No.: --------------------------------------------------
                                                              Location/Branch
Location/Branch: -------------------------------------------  No.: --------------------------------------------------
Approved by
Principal: -------------------------------------------------  Date: -------------------------------------------------
Name &
Number: ----------------------------------------------------


This is not part of prospectus

                AUTOMATIC INVESTMENT/WITHDRAWAL PLAN APPLICATION


For assistance in                 A R C H   M U T U A L   F U N D S              Send completed application
completing this               ------------------------------------------         to:
Application, call the              This form must be accompanied by              The ARCH Mutual Funds
ARCH Mutual Funds                    an ARCH Account Application                 P.O. Box 78069 (Tram 41-6)
(800) 452-2724                                                                   St. Louis, MO 63178


SAUTOMATIC INVESTMENT PLAN--Investment Minimum--$50
--------------------------------------------------------------------------------

This plan permits you to regularly purchase shares automatically* (processed on or about the 20th of the month) by electronically transferring a specified dollar amount from your regular checking account to your ARCH Mutual Fund account. If you use this Plan to purchase shares in your ARCH Mutual Funds IRA, the participation will be for the current year only.

*Frequency: [ ] Monthly [ ] Quarterly [ ] Semi-Annually [ ]  Annually   Share
class: [ ] Investor A [ ] Investor B

                                           AMOUNT
                                         -----------
ARCH Money Market Portfolio              $
                                         -----------
ARCH Treasury Money Market Portfolio     $
                                         -----------
ARCH Tax-Exempt Money Market Portfolio   $
                                         -----------
ARCH Growth & Income Equity Portfolio    $
                                         -----------
ARCH Small Cap Equity Portfolio          $
                                         -----------
ARCH Government & Corporate Bond
 Portfolio                               $
                                         -----------
ARCH U.S. Government Securities
 Portfolio                               $
                                         -----------
ARCH National Municipal Bond Portfolio   $
                                         -----------
ARCH Equity Income Portfolio             $
                                         -----------


                                           AMOUNT
                                         -----------
ARCH Intermediate Corporate Bond
 Portfolio                               $
                                         -----------
ARCH Balanced Portfolio                  $
                                         -----------
ARCH International Equity Portfolio      $
                                         -----------
ARCH Short-Intermediate Portfolio        $
                                         -----------
ARCH Missouri Tax-Exempt Bond Portfolio  $
                                         -----------
ARCH Bond Index Portfolio                $
                                         -----------
ARCH Equity Index Portfolio              $
                                         -----------
ARCH Growth Equity Portfolio             $
                                         -----------
ARCH Small Cap Equity Index Portfolio    $
                                         -----------


[ ] Please check if investments will be made into an existing account.
S Please attach a blank check marked "VOID."
S Please include a check for a minimum of $50 if you are establishing a new account.
S Please allow approximately thirty (30) days from the date we receive before it is effective.
S You must verify that your bank participates in the Automated Clearing House system before you enroll. Most banks are ACH participants. We will not be responsible if a transaction is rejected because your bank is not an ACH participant. Your bank may charge a service fee for those transactions.
S The ACH service options may only be established between your ARCH Mutual Fund account and one bank account.
SAUTOMATIC WITHDRAWAL PLAN--Withdrawal Minimum--$50
--------------------------------------------------------------------------------
To elect this option you must have a minimum $10,000 balance in the Portfolio from which you wish to withdraw. Payments are made by redeeming shares* (processed on or about the 25th of the month).
*Frequency:  [ ] Monthly [ ] Quarterly [ ] Semi-Annually [ ] Annually

                                           AMOUNT
                                         -----------
ARCH Money Market Portfolio              $
                                         -----------
ARCH Treasury Money Market Portfolio     $
                                         -----------
ARCH Tax-Exempt Money Market Portfolio   $
                                         -----------
ARCH Growth & Income Equity Portfolio    $
                                         -----------
ARCH Small Cap Equity Portfolio          $
                                         -----------
ARCH Government & Corporate Bond
 Portfolio                               $
                                         -----------
ARCH U.S. Government Securities
 Portfolio                               $
                                         -----------
ARCH National Municipal Bond Portfolio   $
                                         -----------
ARCH Equity Income Portfolio             $
                                         -----------


                                           AMOUNT
                                         -----------
ARCH Intermediate Corporate Bond
 Portfolio                               $
                                         -----------
ARCH Balanced Portfolio                  $
                                         -----------
ARCH International Equity Portfolio      $
                                         -----------
ARCH Short-Intermediate Portfolio        $
                                         -----------
ARCH Missouri Tax-Exempt Bond Portfolio  $
                                         -----------
ARCH Bond Index Portfolio                $
                                         -----------
ARCH Equity Index Portfolio              $
                                         -----------
ARCH Growth Equity Portfolio             $
                                         -----------
ARCH Small Cap Equity Index Portfolio    $
                                         -----------


S Please provide the following information if (1) you prefer your withdrawals sent to your bank, AND/OR (2) your Portfolio and bank registration do not match exactly, AND/OR (3) this form is not completed when the account is established you must obtain a signature guarantee from a bank.

--------------------------------------------------------------------------------
Name(s) on Bank Account

--------------------------------------------------------------------------------
Bank Name                              Branch Office (if applicable)        Bank
Telephone Number

--------------------------------------------------------------------------------
Bank Street Address (DO NOT use P.O.
Box)                                City                   State          Zip

                                                                               [
] Checking                                                     [ ] Savings
--------------------------------------------------------------------------------
Bank ABA (Routing) Number (if unknown, call your bank)         Bank Account
Number

To add or change bank account information, the request must be in writing and accompanied by a signature guarantee.
--------------------------------------------------------------------------------

                                                  This is not part of prospectus

SAUTO EXCHANGE (From one ARCH Fund to another ARCH Fund.)
--------------------------------------------------------------------------------
You may make regular, automatic withdrawals from an ARCH Fund to benefit from dollar-cost-averaging by automatically making purchases into another ARCH Mutual Fund. You must have a minimum initial purchase of $5,000 or a minimum of $5,000 available in your existing ARCH Fund. The Auto Exchange feature is only available within the same Class of Shares.

 Please select how often you would like to have the amount(s) shown below withdrawn from your ARCH Fund and invested into the selected Fund(s).
 [ ] Once each month on the 20th
 [ ] Once each quarter on the 20th beginning in ------------ (Jan/Apr/Jul/Oct).

FROM:                                                                  Fund Name
--------------- Account Number (or New)
--------------- Amount ($50.00 min.)
---------------

TO:                                                                    Fund Name
--------------- Account Number (or New)
--------------- Amount ($50.00 min.)
---------------

TO:                                                                    Fund Name
--------------- Account Number (or New)
--------------- Amount ($50.00 min.)
---------------

BY MAKING THE ABOVE SELECTION, I AUTHORIZE THE ARCH MUTUAL FUNDS' TRANSFER AGENT AND BISYS FUND SERVICES, TO REDEEM FROM THE AFOREMENTIONED ARCH FUND AND PURCHASE THE MONIES INTO THE ARCH MUTUAL FUNDS CHOSEN ON THE ABOVE STATED DATE(S). Please allow fifteen business days after written receipt of the request to add, change or discontinue the Auto Exchange feature. Please complete an appropriate Letter of Intent (if applicable).
--------------------------------------------------------------------------------
SSIGNATURES
--------------------------------------------------------------------------------

Signature of
Registrant: ------------------------------------------------         Date: -------------------

Signature of Joint
Registrant: ------------------------------------------------         Date: -------------------

Guarantor: -----------------------------------------------------------------------------------
* If you do not indicate the frequency, the program will be implemented on a monthly basis.

SACCOUNT INFORMATION
--------------------------------------------------------------------------------

Name:
---------------------------------------------------------------   Account No.:

Address:
         Street             City             State             Zip Code

Daytime Telephone: (    )                                         Social
Security No.:
CUSTOMER AGREEMENT
--------------------------------------------------------------------------------

I (we) have full right, power, authority and legal capacity, and am (are) of legal age in my (our) state of residence to purchase shares of the Portfolio(s). I (we) affirm that I (we) have received and read the current prospectus of the Portfolio(s) selected and agree to be bound by its terms.

a. Representations. I understand that the Funds, BISYS Fund Services (the Distributor) or BISYS Fund Services Ohio, Inc. (the Transfer Agent) provide no investment, tax or legal advice and I have not relied on their judgment with respect to the suitability or potential value of any security or order.

b. Force Majeure. You shall not be liable for loss or delay caused directly or indirectly by war, natural disaster, government restrictions, exchange or market rulings or other conditions beyond the control of the Distributor and the Transfer Agent.

c. Governing Laws. The Agreement shall be governed by the laws of the State of Ohio as applicable.

d. Reliance on Representations. I understand that the Distributor and the Transfer Agent shall rely on the information which I have set forth in this Agreement until the Distributor or the Transfer Agent receive changes to it by subsequent written notice. Any changes made to Sections 1 & 5 must be made in writing to the Distributor and accompanied by a Signature guarantee from an eligible guarantor institution as outlined in the Funds prospectus.

e. Indemnification. As additional consideration for the services of the Distributor and the Transfer Agent with regard to this Account, I agree to indemnify and hold the Distributor and the Transfer Agent, its officers, directors, employees and agents harmless from and against any and all losses, liabilities, demands, claims, actions, expenses, and attorney's fees arising out of or in connection with this Agreement, which are not caused by the negligence or willful misconduct of the Distributor and the Transfer Agent. The provisions of this Section shall survive termination of this Agreement. The provisions of this Section shall be binding on my successors and assigns.

f. It is agreed that any controversy between me and all or any of the Portfolios and its service providers, arising out of this Agreement or my business with you, shall be settled by arbitration conducted in accordance with the rules of the National Association of Securities Dealers, Inc. or the American Arbitration Association, as I may elect. Failure to notify you of such election in writing within five (5) days after receipt from you of a request for arbitration shall be deemed to be authorization to make such election on my behalf. Judgment upon the award of the arbitrators may be entered by any court having jurisdiction. No person shall bring a putative or certified class action to arbitration, nor seek to enforce any pre-dispute arbitration agreement against any person who has initiated in court a putative class action; or who is a member of a putative class who has not opted out of the class with respect to any claims encompassed by the putative class action until; (i) the class certification is denied; (ii) the class is decertified; or (iii) the person against whom the arbitration agreement would be enforced is excluded from the class by the court. Such forbearance to enforce an agreement to arbitrate shall not constitute a waiver of any rights under this agreement except to the extent stated herein.

g. I understand that mutual fund shares are not bank deposits, are not insured by the FDIC, are not obligations of ARCH Mutual Funds or the U.S. Government and are not endorsed or guaranteed in any way by ARCH Mutual Funds or any bank or financial institution.

h. Neither the Distributor nor the Fund will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to shareholders within 48 hours of the telephone transactions, verification of account name and account number or tax identification number, and sending redemption proceeds only to the address of record or to a previously authorized bank account.
This is not part of prospectus

                      (This page intentionally left blank)

                      (This page intentionally left blank)

INVESTMENT ADVISER
Mississippi Valley Advisors Inc.
One Mercantile Center
Seventh & Washington Streets
St. Louis, Missouri 63101


DISTRIBUTOR
BISYS Fund Services
3435 Stelzer road
Columbus, OH 43219-3035



LEGAL COUNSEL
Drinker Biddle & Reath LLP
Philadelphia National Bank Building
1345 Chestnut Street
Philadelphia, Pennsylvania 19107-3496



AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio 43215


TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219-3035

                              CROSS REFERENCE SHEET

                    The ARCH Treasury Money Market Portfolio
                         The ARCH Money Market Portfolio
                   The ARCH Tax-Exempt Money Market Portfolio
                  The ARCH U.S. Government Securities Portfolio
                 The ARCH Intermediate Corporate Bond Portfolio
                          The ARCH Bond Index Portfolio
                 The ARCH Government & Corporate Bond Portfolio
                 The ARCH Short-Intermediate Municipal Portfolio
                   The ARCH Missouri Tax-Exempt Bond Portfolio
                   The ARCH National Municipal Bond Portfolio
                        The ARCH Equity Income Portfolio
                         The ARCH Equity Index Portfolio
                    The ARCH Growth & Income Equity Portfolio
                        The ARCH Growth Equity Portfolio
                       The ARCH Small Cap Equity Portfolio
                    The ARCH Small Cap Equity Index Portfolio
                     The ARCH International Equity Portfolio
                           The ARCH Balanced Portfolio



                                                         Heading in Statement of
Form N-1A Part B Item                                     Additional Information
---------------------                                    -----------------------

10.  Cover Page.......................................   Cover Page

11.  Table of Contents................................   Table of Contents

12.  General Information and History..................   The Fund

13.  Investment Objective and Policies................   Investment
                                                         Objectives and Policies

14.  Management of the Fund...........................   Management of the Fund

15.  Control Persons and Principal....................   Miscellaneous
       Holders of Securities

16.  Investment Advisory and Other....................   Management of the Fund;
       Services                                          Independent Auditors;
                                                         Counsel

17.  Brokerage Allocation and Other...................   Investment Objectives
       Practices                                         and Policies

18.  Capital Stock and Other..........................   Description of Shares
       Securities

19.  Purchase, Redemption and Pricing.................   Net Asset Value;
       of Securities Being Offered                       Additional Purchase and
                                                         Redemption Information

20.  Tax Status.......................................   Additional Information
                                                         Concerning Taxes

21.  Underwriters.....................................   Management of the Fund

22.  Calculation of Performance Data..................   Additional Yield and
                                                         Total Return
                                                         Information; Net Asset
                                                         Value

23.  Financial Statements.............................   Financial Statements

                             THE ARCH FUND(R), INC.


                    THE ARCH TREASURY MONEY MARKET PORTFOLIO
                         THE ARCH MONEY MARKET PORTFOLIO
                   THE ARCH TAX-EXEMPT MONEY MARKET PORTFOLIO
                  THE ARCH U.S. GOVERNMENT SECURITIES PORTFOLIO
                 THE ARCH INTERMEDIATE CORPORATE BOND PORTFOLIO
                          THE ARCH BOND INDEX PORTFOLIO
                 THE ARCH GOVERNMENT & CORPORATE BOND PORTFOLIO
                 THE ARCH SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO
                   THE ARCH MISSOURI TAX-EXEMPT BOND PORTFOLIO
                   THE ARCH NATIONAL MUNICIPAL BOND PORTFOLIO
                        THE ARCH EQUITY INCOME PORTFOLIO
                         THE ARCH EQUITY INDEX PORTFOLIO
                    THE ARCH GROWTH & INCOME EQUITY PORTFOLIO
                        THE ARCH GROWTH EQUITY PORTFOLIO
                       THE ARCH SMALL CAP EQUITY PORTFOLIO
                    THE ARCH SMALL CAP EQUITY INDEX PORTFOLIO
                     THE ARCH INTERNATIONAL EQUITY PORTFOLIO
                           THE ARCH BALANCED PORTFOLIO



                       Statement of Additional Information

                                     Part B





                                 March 31, 1998

                               THE ARCH FUND, INC.

                       Statement of Additional Information

                                       for


                    The ARCH Treasury Money Market Portfolio
                         The ARCH Money Market Portfolio
                   The ARCH Tax-Exempt Money Market Portfolio
                  The ARCH U.S. Government Securities Portfolio
                 The ARCH Intermediate Corporate Bond Portfolio
                          The ARCH Bond Index Portfolio
                 The ARCH Government & Corporate Bond Portfolio
                 The ARCH Short-Intermediate Municipal Portfolio
                   The ARCH Missouri Tax-Exempt Bond Portfolio
                   The ARCH National Municipal Bond Portfolio
                        The ARCH Equity Income Portfolio
                         The ARCH Equity Index Portfolio
                    The ARCH Growth & Income Equity Portfolio
                        The ARCH Growth Equity Portfolio
                       The ARCH Small Cap Equity Portfolio
                    The ARCH Small Cap Equity Index Portfolio
                     The ARCH International Equity Portfolio
                           The ARCH Balanced Portfolio



                                 March 31, 1998


                                                 TABLE OF CONTENTS
                                                 -----------------

                                                                                                               Page
                                                                                                               ----

         THE FUND...............................................................................................  1
         INVESTMENT OBJECTIVES AND POLICIES.....................................................................  1
         NET ASSET VALUE........................................................................................ 42
         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION......................................................... 44
         ADDITIONAL YIELD AND TOTAL RETURN INFORMATION.......................................................... 47
         DESCRIPTION OF SHARES.................................................................................. 63
         ADDITIONAL INFORMATION CONCERNING TAXES................................................................ 65
         MANAGEMENT OF THE FUND................................................................................. 71
         INDEPENDENT AUDITORS................................................................................... 96
         COUNSEL................................................................................................ 96
         MISCELLANEOUS.......................................................................................... 96
         APPENDIX A.............................................................................................  1
         APPENDIX B.............................................................................................  1
         FINANCIAL STATEMENTS..................................................................................FS-1



This Statement of Additional Information, which provides supplemental information applicable to the above-listed Portfolios of The ARCH Fund, Inc. (the "Portfolios"), is not a prospectus. It should be read only in conjunction with the Portfolios' Prospectuses dated March 31, 1998 and is incorporated by reference in its entirety into the Prospectuses. No investment in shares of any Portfolio should be made without reading the applicable Prospectus. A copy of the applicable Prospectus may be obtained by writing the Fund at P.O. Box 78069, St. Louis Missouri 63178 or by calling 1-800-452-ARCH(2724). Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                                    THE FUND

                  The ARCH Fund, Inc. (the "Fund") is an open-end investment company currently offering sixty-one classes of shares in eighteen investment portfolios.

                  The Fund was organized on September 9, 1982 as a Maryland corporation. The ARCH Tax-Exempt Money Market Portfolio (the "Predecessor Tax-Exempt Money Market Portfolio") and the ARCH Missouri Tax Exempt Bond Portfolio (the "Predecessor Missouri Tax-Exempt Bond Portfolio") commenced operations on July 10, 1986 and July 15, 1988, respectively, as separate investment portfolios of The ARCH Tax-Exempt Trust, which was organized as a Massachusetts business trust. On October 2, 1995, the Predecessor Tax-Exempt Money Market Portfolio and the Predecessor Missouri Tax-Exempt Bond Portfolio were reorganized as new portfolios of the Fund. Prior to the reorganization, these Predecessor Portfolios offered and sold shares of beneficial interest that were similar to the Fund's Trust Shares, Investor A Shares and Investor B Shares. The ARCH Growth Equity Portfolio commenced operations on January 4, 1993 as a separate investment portfolio (the "Predecessor Growth Equity Portfolio") of Arrow Funds, which was organized as a Massachusetts business trust. On November 21, 1997, the Predecessor Growth Equity Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Growth Equity Portfolio offered and sold shares of beneficial interests that were similar to the Fund's Investor A Shares.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following policies supplement the description of the investment objectives and policies of the Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios (the "Money Market Portfolios") and the U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios (the "Bond and Equity Portfolios") described in the Prospectuses.

TREASURY MONEY MARKET PORTFOLIO

                  The Adviser makes investment decisions with respect to the Treasury Money Market Portfolio in accordance with the SEC's rules and regulations for money market funds.

                  STATE EXEMPTIONS AND U.S. GOVERNMENT OBLIGATIONS. As stated in the Prospectuses, the Treasury Money Market Portfolio invests primarily in selected U.S. Government (and certain agency and instrumentality) obligations, the income from which is generally exempt from state income tax. In addition, investments in certain of these obligations are, or may be, exempt from your state's income tax. For a current list of the types of investments that are and are not exempt from your state's income tax, please consult your tax adviser or write to your state's Department of Revenue.

MONEY MARKET PORTFOLIO

                  The Adviser makes investment decisions with respect to the Money Market Portfolio in accordance with the SEC's rules and regulations for money market funds.

                  COMMERCIAL PAPER, BANKERS' ACCEPTANCES, CERTIFICATES OF DEPOSIT AND TIME DEPOSITS. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

                  As stated in the Prospectuses, the Money Market Portfolio may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations may include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-


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denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

TAX-EXEMPT MONEY MARKET PORTFOLIO

                  The Adviser makes investment decisions with respect to the Tax-Exempt Money Market Portfolio in accordance with the SEC's rules and regulations for money market funds.

U.S. GOVERNMENT SECURITIES PORTFOLIO

                  The U.S. Government Securities Portfolio may invest in certificates issued by government-backed trusts. Such certificates represent an undivided fractional interest in the respective government-backed trust's assets. The assets of each government-backed trust consist of (i) a promissory note issued by a foreign government (the "Note"), (ii) a guaranty by the U.S. Government, acting through the Defense Security Assistance Agency of the Department of Defense, of the due and punctual payment of 90% of all principal and interest due on such Note, and (iii) a beneficial interest in a government securities trust holding U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury sufficient to provide the Portfolio with funds in an amount equal to at least 10% of all principal and interest payments due on the Note.

INTERMEDIATE CORPORATE BOND PORTFOLIO

                  An increase in interest rates will generally reduce the value of the investments in the Intermediate Corporate Bond Portfolio, and a decline in interest rates will generally increase the value of those investments. Depending upon the prevailing market conditions, the Adviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In response to changing conditions in fixed-income markets, the Portfolio may make modest shifts in terms of anticipated interest rate and sector spread changes.

BOND INDEX PORTFOLIO

                  As stated in the Prospectuses, the investment objective of the Bond Index Portfolio is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. Government, mortgage-backed, asset-backed, and corporate securities, as represented by the Lehman Brothers Aggregate Bond Index.

                  THE INDEXING APPROACH. In using sophisticated computer models to select securities, each of the Bond Index, Equity Index


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and Small Cap Equity Index Portfolios will only purchase a security that is included in its respective index at the time of such purchase. Each Portfolio may, however, temporarily continue to hold a security that has been deleted from its respective index pending the rebalancing of the Portfolio's holdings.

                  The value of the fixed income investments of the Bond Index Portfolio is generally sensitive to changes in interest rates. (See "Investment Objectives and Policies -- Intermediate Corporate Bond Portfolio" above for a discussion of the effects of interest rate changes).

GOVERNMENT & CORPORATE BOND PORTFOLIO

                  The value of the fixed income investments of the Government and Corporate Bond Portfolio is generally sensitive to changes in interest rates. (See "Investment Objectives and Policies -- Intermediate Corporate Bond Portfolio" above for a discussion of the effects of interest rate changes).

SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO

                  The Municipal Obligations in which the Short-Intermediate Municipal Portfolio may invest are rated "investment grade" (e.g., fixed income securities rated at the time of purchase in the four highest categories by Rating Agencies or deemed comparable). The value of the Municipal Obligations held by the Portfolio is generally sensitive to changes in interest rates. (See "Investment Objectives and Policies -- Intermediate Corporate Bond Portfolio" above for a discussion of the effects of interest rate changes.)

MISSOURI TAX-EXEMPT BOND PORTFOLIO

                  The Municipal Obligations in which the Missouri Tax-Exempt Bond Portfolio may invest are rated "investment grade." (See "Investment Objectives and Policies -- Short-Intermediate Municipal Portfolio" above for a description of investment grade securities.) The value of the Municipal Obligations held by the Portfolio is generally sensitive to changes in interest rates. (See "Investment Objectives and Policies -- Intermediate Corporate Bond Portfolio" above for a discussion of the effects of interest rate changes.)

NATIONAL MUNICIPAL BOND PORTFOLIO

                  The Municipal Obligations in which the National Municipal Bond Portfolio may invest are rated "investment grade." (See "Investment Objectives and Policies - Short-Intermediate Municipal Portfolio" above for a description of investment grade securities.) The value of the Portfolio's securities is


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generally sensitive to changes in interest rates. (See "Investment Objectives and Policies - Intermediate Corporate Bond Portfolio" above for a discussion of the effects of interest rate changes.)

EQUITY INCOME PORTFOLIO

                  The Equity Income Portfolio will not normally invest in securities of issuers having a record, together with their predecessors, of less than three years of continuous operations.

EQUITY INDEX PORTFOLIO

                  As stated in the Prospectuses, the investment objective of the Equity Index Portfolio is to seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). (See "Investment Objectives and Policies - Bond Index Portfolio" above for a description of index investing.)

GROWTH & INCOME EQUITY PORTFOLIO

                  The Growth & Income Equity Portfolio will not normally invest in securities of issuers having a record, together with their predecessors, of less than three years of continuous operations.

                  As stated in the Prospectuses, the Portfolio may participate in rights offerings and purchase warrants. The Portfolio will not invest more than 5% of its net assets, taken at market value, in warrants.

GROWTH EQUITY PORTFOLIO

                  As stated in the Prospectus, the Portfolio may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depository receipts. As a matter of practice, the Portfolio will not invest in the securities of a foreign issuer if the risks of such investments appear to the Adviser to be substantial. The Portfolio may not invest more than 5% of its total assets in securities of foreign issuers.

SMALL CAP EQUITY PORTFOLIO

                  As stated in the Prospectuses, the Small Cap Equity Portfolio may participate in rights offerings and purchase warrants. The Portfolio will not invest more than 5% of its net assets, taken at market value, in warrants.


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




SMALL CAP EQUITY INDEX PORTFOLIO

                  As stated in the Prospectuses, the investment objective of the Small Cap Equity Index Portfolio is to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. common stocks with smaller stock market capitalizations as represented by the Standard & Poor's Small Capitalization Stock Index (the "S&P SmallCap 600"). (See "Investment Objectives and Policies - Bond Index Portfolio" above for a description of index investing.)

INTERNATIONAL EQUITY PORTFOLIO

                  The International Equity Portfolio will not normally invest in securities of issuers having a record, together with their predecessors, of less than three years of continuous operations.

                  As stated in the Prospectuses, the Portfolio may participate in rights offerings and purchase warrants. The Portfolio will not invest more than 5% of its net assets, taken at market value, in warrants. Warrants acquired by the Portfolio in units or attached to other securities are not subject to this restriction.


BALANCED PORTFOLIO

                  The fixed-income securities in which the Balanced Portfolio may invest are rated "investment grade" (see "Investment Objectives and Policies
- Short-Intermediate Municipal Portfolio above for a description of investment grade securities). The Portfolio will not normally invest in securities of issuers having a record, together with their predecessors, of less than three years of continuous operations.

                  The value of the fixed income investments of the Balanced Portfolio is generally sensitive to changes in interest rates. (See "Investment Objectives and Policies -- Intermediate Corporate Bond Portfolio" above for a discussion of the effects of interest rate changes). The Portfolio may also participate in rights offerings and purchase warrants.

                               *     *    *

                  The following policies supplement the description of the Portfolios' investment objectives and policies in the Prospectuses.



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



OTHER APPLICABLE INVESTMENT POLICIES

                  MUNICIPAL OBLIGATIONS. As described in their Prospectuses and subject to their respective investment limitations, the Tax-Exempt Money Market, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios (the "Tax-Exempt Portfolios") may invest in Municipal Obligations. Municipal Obligations include debt obligations issued by governmental entities which obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

                  As described in the Prospectuses, the two principal classifications of Municipal Obligations consist of "general obligation" and "revenue" issues. In addition, the Tax-Exempt Portfolios may purchase "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Municipal Obligations both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general conditions of the money market and/or the municipal bond market, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Rating Agencies, such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P"), represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield.

                  The Tax-Exempt Portfolios may also purchase Municipal Obligations in the form of certificates of participation which represent undivided interests in lease payments by a governmental or nonprofit entity. A lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In addition, certificates of participation are less liquid than other bonds because there is a limited secondary trading market for such obligations. To alleviate potential liquidity problems with respect to these investments, a Portfolio may enter into remarketing agreements which may provide that the seller or a third party will repurchase the obligation within seven days after demand by the Portfolio and upon certain conditions such as the Portfolio's payment of a fee.

                  The payment of principal and interest on most securities purchased by a Tax-Exempt Portfolio will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer."

                  Each Tax-Exempt Portfolio may also purchase general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other tax-exempt loans. Such instruments are issued in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues.

                  Certain types of Municipal Obligations (private activity bonds) have been or are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Furthermore, payment of principal and interest on Municipal Obligations of certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of the mortgages or deeds of trust will be subject to statutory enforcement procedures and limitations, including rights of redemption and limitations on obtaining deficiency judgments. In the event of a foreclosure, collection of the proceeds of the foreclosure may be delayed, and the amount of proceeds from the foreclosure may not be sufficient to pay the principal of and accrued interest on the defaulted Municipal Obligations.

                  From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, the Tax Reform Act of 1986 (the "Act"), adopted in October 1986, substantially revised provisions of prior law affecting the issuance and use of proceeds of certain tax-exempt obligations. The Act made a new definition of private activity bonds applicable to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds is exempt from regular federal income tax only if the bonds fall within and meet the requirements of certain defined categories of qualified private activity bonds. The Act also extended to all Municipal Obligations issued after August 16, 1986 (August 31, 1986 in the case of certain bonds) certain rules formerly applicable only to industrial development bonds. If the issuer fails to observe such rules, the interest on the Municipal Obligations may become taxable retroactive to the date of issue. In addition, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. (See the applicable Prospectus under "Taxes
- Federal Taxes.") Moreover, with respect to Missouri Obligations, the Fund cannot predict what legislation, if any, may be proposed in the Missouri Legislature relating to the status of the Missouri income tax on interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might adversely affect the availability of Municipal Obligations generally, or Missouri Obligations specifically, for investment by a Portfolio and the liquidity and value of a Portfolio's assets. In such an event, each Portfolio would reevaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

                  As stated in the Prospectuses and subject to its investment policies, the Money Market Portfolio may also invest in Municipal Obligations. Dividends paid by the Money Market Portfolio that are derived from interest on Municipal Obligations would be taxable to its shareholders for federal income tax purposes.

                  VARIABLE AND FLOATING RATE INSTRUMENTS. Subject to their respective investment limitations, each Portfolio may purchase variable and floating rate obligations as described in the Prospectuses. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, for obligations subject to a demand feature, will monitor their financial status to meet payment on demand. The Money Market Portfolios and the International Equity Portfolio will invest in such instruments only when the Adviser believes that any risk of loss due to issuer default is minimal. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or a variable or floating rate instrument scheduled on its face to be paid in 397 days or less, will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable or floating rate notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Portfolio can recover payment of principal as specified in the instrument.

                  Variable or floating rate obligations held by the Money Market Portfolios may have maturities of more than 397 days provided that: (i) the Portfolio is entitled to payment of principal at any time upon not more than 30 days' notice or at specified intervals not exceeding 397 days (upon not more than 30 days' notice); (ii) the rate of interest on a variable rate instrument is adjusted automatically on set dates not exceeding 397 days, and the instrument, upon adjustment, can reasonably be expected to have a market value that approximates its par value; and (iii) the rate of interest on a floating rate instrument is adjusted automatically whenever a specified interest rate changes and the instrument, at any time, can reasonably be expected to have a market value that approximates its par value.

                  The variable and floating rate demand instruments that the Tax-Exempt Portfolios may purchase include participations in Municipal Obligations purchased from and owned by financial institutions, primarily banks. Participation interests provide a Portfolio with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed thirty days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Portfolio. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

                  RESTRICTED SECURITIES. The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. The International Equity Portfolio will not invest more than 10% of its total assets in the securities of issuers which are restricted as to disposition, other than restricted securities eligible for resale pursuant to Rule 144A.

                  The Adviser or Sub-Adviser monitors the liquidity of restricted securities in the Fund's Portfolios under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser and Sub-Adviser may consider the following factors, although such factors may not necessarily be determinative: (1) the unregistered nature of a security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) the trading markets for the security; (5) dealer undertakings to make a market in the security; and (6) the nature of the security and the nature of the marketplace trades (including the time needed to dispose of the security, methods of soliciting offers, and mechanics of transfer).

                  CONVERTIBLE SECURITIES. As stated in their Prospectuses and subject to their respective investment limitations, the Equity and Bond Portfolios (other than the Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios) may purchase convertible securities. Convertible securities entitle the holder to receive interest paid or accrued on debt until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

                  In selecting convertible securities for a Portfolio, the Adviser (or Sub-Adviser) will consider, among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying stocks; the prices of the securities relative to other comparable securities and to the benefits of sinking funds or other protective conditions; diversification of the Portfolio as to issuers; and whether the securities are rated by Ratings Agencies and, if so, the ratings assigned. A Portfolio will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Adviser's or Sub-Adviser's opinion, the investment characterization of the underlying common stock will assist the Portfolio in achieving its investment objective. Otherwise a Portfolio may hold or trade convertible securities.

                  The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying stock while holding fixed income securities.

                  RIGHTS AND WARRANTS. As stated in the Prospectuses, the Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios (the "Equity Portfolios") may participate in rights offerings and purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Portfolios could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' or warrants' expiration. Also, the purchase of rights or warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. The Portfolios will not invest more than 5% of their respective net assets, taken at market value, in warrants, or more than 2% of their respective net assets, taken at market value, in warrants not listed on the New York, American or Canadian Stock Exchanges. Warrants acquired by the Portfolios in units or attached to other securities are not subject to this restriction.

                  STAND-BY COMMITMENTS. As described in their Prospectuses and subject to their respective investment limitations, the Tax-Exempt Portfolios may acquire "stand-by commitments" with respect to Municipal Obligations held by a Portfolio. Under a stand-by commitment, a dealer or bank agrees to purchase from a Portfolio, at the Portfolio's option, specified Municipal Obligations at their amortized cost value to the Portfolio plus accrued interest, if any. Standby commitments acquired by a Portfolio must meet the quality standards described in the Prospectuses (be rated in the two highest categories as determined by a Rating Agency, or, if not rated, must be of comparable quality as determined by the Adviser pursuant to guidelines approved by the Fund's Board of Directors). Stand-by commitments are exercisable by a Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned by the Portfolio only with the underlying instruments. The Missouri Tax-Exempt Bond Portfolio expects that its investments in stand-by commitments will not exceed 5% of the value of its total assets under normal market conditions.

                  The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Tax-Exempt Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

                  The Tax-Exempt Portfolios intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Adviser's opinion, present minimal credit risks. A Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

                  Each Tax-Exempt Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by a Portfolio would be valued at zero in determining net asset value. The acquisition of a "stand-by commitment" by the Tax-Exempt Money Market Portfolio would thus not affect the valuation or assumed maturity of the underlying Municipal Obligations, which would continue to be valued in accordance with the amortized cost method. Where a Portfolio paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Portfolio. If a stand-by commitment is exercised, its cost will reduce the amount realized on the sale of the Municipal Obligations for purposes of determining the amount of gain or loss. If a stand-by commitment expires unexercised, its cost is added to the basis of the security to which it relates in those instances where the stand-by commitment was acquired on the same day as the bond, and in other cases will be treated as a capital loss at the time of expiration. Stand-by commitments would not affect the average weighted maturity of a Portfolio.

                  TAX-EXEMPT DERIVATIVES. As described in their Prospectuses and subject to their respective investment limitations, the Tax-Exempt Portfolios may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put), the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying Municipal Obligation at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Portfolios may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Fund nor the Adviser will review the proceedings related to the creation of any tax-exempt derivatives or the basis for such opinions.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. Government obligations that may be held by the Portfolios, subject to their respective investment policies, include, in addition to U.S. Treasury bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, Resolution Trust Corporation, and International Bank for Reconstruction and Development.

                  Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

                  STRIPPED U.S. GOVERNMENT OBLIGATIONS. As described in the Prospectuses and subject to their respective investment policies, each Portfolio, except the Tax-Exempt Money Market, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, Equity Index and Small Cap Equity Index Portfolios, may hold stripped U.S. Treasury securities, including (1) coupons that have been stripped from U.S. Treasury bonds, which are held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or (2) through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES"). Each Portfolio (except the Treasury Money Market, Tax-Exempt Money Market, U.S. Government Securities, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income, Equity Index, Small Cap Equity Index and International Equity Portfolios) may also acquire U.S. Government obligations and their unmatured interest coupons that have been stripped by a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificates of Accrual on Treasury Securities" ("CATS"). Such securities may not be as


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liquid as STRIPS and CUBES and are not viewed by the staff of the SEC as U.S.
Government securities for purposes of the 1940 Act.

                  The stripped coupons are sold separately from the underlying principal, which is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped principal-only securities acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury Department sells itself. In the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder), the underlying U.S. Treasury bonds and notes themselves are held in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities, such as the Portfolios, most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and security purposes.

                  The U.S. Government does not issue stripped Treasury securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market in the stripping of selected U.S. Treasury notes and bonds into separate interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. A purchaser of those specified notes and bonds who has access to a book-entry account at a Federal Reserve bank, however, may separate the Treasury notes and bonds into interest and principal components. The selected Treasury securities thereafter may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments.

                  For custodial receipts, the underlying debt obligations are held separate from the general assets of the custodian and nominal holder of such securities, and are not subject to any right, charge, security interest, lien or claim of any kind in favor of or against the custodian or any person claiming through the custodian. The custodian is also responsible for applying all payments received on those underlying debt obligations to the related receipts or certificates without making any deductions other than applicable tax withholding. The custodian is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the custodian's employees. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of the underlying debt obligations, including the right, in the event of default in payment of


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principal or interest, to proceed individually against the issuer without acting in concert with other holders of those receipts or certificates or the custodian.

                  SECURITIES LENDING. As described in the Prospectuses, each Portfolio (except the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolios) may lend its portfolio securities to broker-dealers, banks or institutional borrowers. While these Portfolios would not have the right to vote securities on loan, each Portfolio intends to terminate the loan and regain the right to vote should this be considered important with respect to the investment. When the Portfolios lend their securities, they continue to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur.

                  Securities lending arrangements with broker/dealers require that the loans be secured by the collateral equal in value to at least the market value of the securities loaned. During the term of such arrangements, the Portfolios will maintain such value by the daily marking-to-market of the collateral.

                  SECURITIES OF OTHER INVESTMENT COMPANIES. As described in the applicable Prospectuses, the Portfolios intend to limit investments in securities issued by other investment companies within the limits prescribed by the 1940 Act. Each Portfolio currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Portfolios and other investment companies advised by the Adviser.

                  ASSET-BACKED SECURITIES. Subject to their respective investment policies, the U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond and Balanced Portfolios may purchase asset-backed securities, as described in the Prospectuses. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect


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"passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and for this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

                  There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation with the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set


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off certain amounts owed on the credit cards, thereby reducing the balance due.
Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

                  WHEN-ISSUED PURCHASES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. When-issued, delayed delivery and forward commitment transactions are made to secure what is considered to be an advantageous price or yield for a Portfolio. When a Portfolio agrees to purchase or sell securities on a whenissued, delayed delivery or forward commitment basis, the Custodian (or sub-custodian) will maintain in a segregated account cash, U.S. Government securities, liquid portfolio securities or other high-grade debt obligations having a value (determined daily) at least equal to the amount of the Portfolio's commitments. In the case of a forward commitment to sell portfolio securities, the Custodian (or sub-custodian) will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that a Portfolio will maintain sufficient assets at all times to cover is obligations under when-issued purchases and delayed delivery and forward commitment transactions.

                  A Portfolio will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a delayed delivery or forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it is entered into and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases, the Portfolio may realize a capital gain or loss.

                  When a Portfolio engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.



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                  The value of the securities underlying such commitments to purchase or sell securities, and any subsequent fluctuations in their value, is taken into account when determining a Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets, and fluctuations in the value of the underlying securities are not reflected in the Portfolio's net asset value as long as the commitment remains in effect.

                  Because the Portfolios will each set aside cash or liquid assets to satisfy its purchase commitments in the manner described, a Portfolio's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase securities on a when-issued or forward commitment basis ever exceeded 25% of the value of its total assets. The National Municipal Bond Portfolio expects that commitments to purchase when-issued securities will not exceed 5% of its total assets under normal market conditions.

                  FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The International Equity Portfolio is authorized to enter into forward foreign currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Portfolio to establish a rate of exchange for a future point in time. The Portfolio may enter into forward foreign currency exchange contracts when deemed advisable by their investment adviser under two circumstances.

                  When entering into a contract for the purchase or sale of a security, the International Equity Portfolio may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations in the value of the foreign currency relative to the U.S. dollar or other foreign currency between the date the security is purchased or sold and the date on which payment is made or received.

                  When the Sub-Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the International Equity Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. The Portfolio does not intend to enter into forward contracts under this second


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circumstance on a regular or continuing basis. The Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency. While forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. Furthermore, forward foreign currency exchange contracts do not eliminate fluctuations in the underlying prices of securities. In addition, the Portfolio will incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

                  The Fund's Custodian will place in a separate account of the International Equity Portfolio cash or liquid securities in an amount equal to the value of the Portfolio's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Portfolio.

                  At the maturity of a forward contract, the International Equity Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

                  It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the International Equity Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

                  If the International Equity Portfolio retains the portfolio security and engages in an offsetting transaction, it


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will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. For a discussion of the Federal tax treatment of forward contracts, see "Additional Information Concerning Taxes -- Taxation of Certain Financial Instruments."

                  OPTIONS TRADING. As described in the Prospectuses, each of the Equity and Bond Portfolios (except the Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios) may purchase put options and each Portfolio (except the Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond and Growth Equity Portfolios) may purchase call options. Except as described below with respect to the Growth Equity Portfolio, such options will be listed on a national securities exchange and issued by the Options Clearing Corporation and, with respect to each Portfolio other than the Growth Equity Portfolio, will be in an amount not exceeding 10% of that Portfolio's net assets. The International Equity Portfolio will not invest more than 5% of its total assets in initial margin deposits and premiums (including without limitation, puts, calls, straddles and spreads) and any combination thereof. Options trading is a specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the


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market price of the security. In contrast to an option on a particular security, an option on a stock or bond index provides the holder with the right to make or receive a cash settlement upon the exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

                  A Portfolio's obligation to sell a security subject to a covered call option written by it may be terminated prior to the expiration date of the option by the Portfolio's executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, would not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Portfolio will write an option on a particular security only if the Adviser or Sub-Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Portfolio to make a closing purchase transaction in order to close out its position.

                  The Growth Equity Portfolio may purchase and write over-the-counter options or portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by the Portfolio that are not traded on an exchange.

                  When a Portfolio writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of the deferred credit is subsequently marked-to-market to reflect the current value of the option


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written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Portfolio may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Portfolio will realize a gain or loss. Premiums from expired options written by a Portfolio and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

                  As noted previously, there are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, even when traded on a national securities exchange ("Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

                  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-


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conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

                  FOREIGN CURRENCY PUT AND CALL OPTIONS. The International Equity Portfolio may purchase foreign currency put options on U.S. exchanges or U.S. over-the-counter markets. (See "Other Applicable Investment Policies -- Options Trading" above for a discussion of options trading). A put option gives the Portfolio, upon payment of a premium, the right to sell a currency at the exercise price until the expiration of the option and serves to insure against adverse currency price movements in the underlying portfolio assets denominated in that currency. Exchange listed options markets in the United States include seven major currencies, and trading may be thin and illiquid. The seven major currencies are Australian dollars, British pounds, Canadian dollars, German marks, French francs, Japanese yen and Swiss francs.

                  FUTURES CONTRACTS. As discussed in the Prospectuses, the Equity Portfolios and the U.S. Government Securities, Intermediate Corporate Bond, Bond Index and Government & Corporate Bond Portfolios may invest in futures contracts (and with respect to the International Equity Portfolio -- interest rate, foreign currency and other types of financial futures contracts) and options thereon (stock or bond index futures contracts or interest rate futures or options) to hedge or manage risks associated with a Portfolio's securities investments. To enter into a futures contract, an amount of cash and cash equivalents, equal to the market value of the futures contracts, is deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Portfolio had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Portfolio might be required to make delivery of the instruments underlying futures contracts that it holds. The inability to close options and futures positions also could have an adverse impact on a Portfolio's ability to hedge effectively.

                  Successful use of futures by a Portfolio is also subject to the Adviser's or Sub-Adviser's ability to predict movements correctly in the direction of the market. There is an imperfect correlation between movements in the price of futures and movements in the price of the securities which are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser or Sub-Adviser may still not result in a successful hedging transaction over a short time frame.

                  The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

                  Utilization of futures transactions by a Portfolio involves the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

                  Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

                  The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house

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equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

                  ADRS AND EDRS. The Intermediate Corporate Bond, Government & Corporate Bond, Equity Income, Growth & Income Equity, Growth Equity, Small Cap Equity, International Equity and Balanced Portfolios may invest their assets in securities such as ADRs and EDRs, which are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs and EDRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR and EDR prices are denominated in U.S. dollars, even though the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in such instruments involve risks similar to those of investing directly in foreign securities. Such risks include political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.

                  MONEY MARKET INSTRUMENTS. As stated in the Prospectuses and subject to their respective investment policies, the Equity and Bond Portfolios may invest in the following taxable investments for temporary defensive or other purposes: commercial paper, bankers' acceptances, certificates of deposit, time deposits and floating rate notes. (See "Investment Objectives and Policies -- Money Market Portfolio" above for a discussion of cash equivalents and "Investment Objectives and Policies -- Other Applicable Investment Policies -- Variable and Floating Rate Instruments" above for a discussion of variable and floating rate instruments.)

                  The International Equity Portfolio may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations may include ECDs; ETDs; CTDs; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee CDs; and Yankee

BAs. (See "Investment Objectives and Policies -- Money Market Portfolio" above for a description of certain of these obligations.)

                  REPURCHASE AGREEMENTS. Under the terms of a repurchase agreement, a Portfolio purchases securities from financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Adviser under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. Securities subject to repurchase agreements are held by the Portfolios' Custodian or in the Federal Reserve/Treasury book-entry system. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller. The repurchase price generally equals 102% of the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities). Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the agreement at not less than the repurchase price, and securities subject to repurchase agreements are maintained by the Portfolios' Custodian in segregated accounts in accordance with the 1940 Act. Default by the seller could, however, expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

                  REVERSE REPURCHASE AGREEMENTS. As described in the Prospectuses, the Portfolios (except the Treasury Money Market and the Tax-Exempt Portfolios) may enter into reverse repurchase agreements. At the time a Portfolio enters into such an arrangement, it will place, in a segregated custodial account, liquid assets having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.

                  Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities that it is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Each Portfolio intends to limit its borrowings (including reverse repurchase agreements) during the current fiscal year to not more than 5% of its net assets.

PORTFOLIO TURNOVER AND TRANSACTIONS

                  Subject to the general control of the Fund's Board of Directors, the Adviser (and with respect to the International Equity Portfolio, the Sub-Adviser) is responsible for, makes


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



decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Portfolios.

                  In the case of the Equity and Bond Portfolios, portfolio turnover may vary greatly from year to year as well as within a particular year. Portfolio turnover may also be affected by cash requirements for redemptions of shares and by requirements which enable a Portfolio to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making investment decisions.

                  The Fund did not acquire any securities of its "regular brokers or dealers" or their parents during its most recent fiscal year.


                  Transactions on United States stock exchanges involve the payment of negotiated brokerage commissions. On the exchanges on which commissions are negotiated, the cost of the transactions may vary among different brokers. During the fiscal years ended November 30, 1997, 1996 and 1995, the Growth & Income Equity Portfolio paid $858,757, $708,924 and $461,078, respectively, in brokerage commissions. During the fiscal years ended November 30, 1997, 1996 and 1995, the Small Cap Equity Portfolio paid $428,191, $352,745 and $307,607, respectively, in brokerage commissions. During the fiscal years ended November 30, 1997, 1996 and 1995 the International Equity Portfolio paid $248,564, $235,230 and $129,568 respectively, in brokerage commissions. During the fiscal years ended November 30, 1997, 1996 and 1995, the Balanced Portfolio paid $120,705, $144,448 and $96,090 in brokerage commissions. During the period October 1, 1997 through November 30, 1997 and for the fiscal years ended September 30, 1997, 1996 and 1995, the Growth Equity Portfolio paid brokerage commissions of $95,470, $71,770, and $42,563, respectively. During the fiscal year ended November 30, 1997, the Equity Income Portfolio paid $151,046 in brokerage commissions. During the fiscal year ended November 30, 1997, the Equity Index Portfolio paid $10,259 in brokerage commissions. No commissions were paid by the Fund to any "affiliated" persons (as defined in the 1940 Act) of the Fund. The Small Cap Equity Index Portfolio had not commenced operations as of November 30, 1997.


                  Securities purchased and sold by the Portfolios which are traded in the over-the-counter market are generally done so on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

                  The Portfolios may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolios will engage in this practice, however, only when the Adviser (or Sub-Adviser in the case of the International Equity Portfolio), in its sole discretion, believes such practice to be otherwise in a Portfolio's interests.

                  While the Adviser (or Sub-Adviser in the case of the International Equity Portfolio) generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser or Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

                  Subject to this consideration, dealers who provide supplemental investment research to the Adviser (or Sub-Adviser) may receive orders for transactions by a Portfolio. Information so received is in addition to and not in lieu of services required to be performed by the Adviser (or Sub-Adviser) and does not reduce the advisory fees payable to it by a Portfolio. Such information may be useful to the Adviser (or Sub-Adviser) in serving both the Portfolios and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser (or Sub-Adviser) in carrying out its obligations to the Portfolios. Portfolio securities will not be purchased from or sold to the Adviser, the Sub-Adviser, the Distributor, the Administrator or any "affiliated person" (as such term is defined under the 1940 Act) or any of them acting as principal, except to the extent permitted by the SEC. In addition, the Portfolios will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

                  Investment decisions for the Portfolios are made independently from those for other investment companies and accounts advised or managed by the Adviser (or Sub-Adviser). Such other investment companies and accounts may also invest in the same securities as the Portfolios. When a purchase or sale of the same security is made at substantially the same time on behalf of a Portfolio and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser (or Sub-Adviser) believes to be equitable to the Portfolio and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtained by the Portfolio. To the extent permitted by law, the Adviser (or Sub-Adviser) may aggregate the securities to be sold or purchased for the Portfolios with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN MISSOURI OBLIGATIONS


                  The following highlights some of the more important economic and financial trends and considerations and is based on information from official statements, prospectuses and other publicly available documents relating to securities offerings of the State of Missouri, its agencies and instrumentalities, as available on the date of this Statement of Additional Information. The Fund has not independently verified any of the information contained in such statements or other documents.

                  Missouri's population was approximately 5.4 million in 1996, which represents a 4.7% increase from the 1990 decennial census of the U.S. Census Bureau. Based on 1996 U.S. Census Bureau estimates, Missouri constituted the 16th most populous state and its two largest cities, St. Louis and Kansas City and their surrounding metropolitan areas, constituted the 17th and 26th largest metropolitan areas in the nation, respectively. St. Louis is a distribution center and an important site for banking and manufacturing activity. Kansas City is a major agri-business center for the United States and an important center for finance and industry. [Source: U.S. Department of Commerce, Bureau of the Census.]

                  The major sectors of the State's economy include agriculture, manufacturing, trade, government and services. Farming traditionally has played a dominant role in the State's economy, although farming and agricultural services contributed only approximately $1.25 billion to the State's economy in 1996, or approximately 1% of the State's revenues. With increasing urbanization, significant income-generating activity has shifted from agriculture to the manufacturing and services sectors. Earnings and employment are distributed among the manufacturing, trade and service sectors in a close approximation of the average national distribution, thus lessening the State's cyclical sensitivity to impact by any single activity. Per capita income in Missouri grew 4.9% between 1995 and 1996 while per capita income nationally grew 4.6% during that period. In 1996, services represented the single most important economic activity, followed by wholesale and retail trade. Manufacturing, which accounts for approximately 17% of employment, is concentrated in defense, transportation and other durable goods. [Source: U.S. Census Bureau, Bureau of Economic Analysis.]

                  Defense-related business plays an important role in Missouri's economy. In addition to the large number of civilians in the State, aircraft production and defense-related businesses receive sizable annual defense contract awards. Over the past decade, Missouri has annually ranked among the top six states in total military contract awards. Declining defense appropriations and federal downsizing may continue to have an impact on the State. [Source: Missouri Dept. of Economic Development.] The Boeing Company is the State's largest employer, with 22,800 employees as of January 1998.

                  Revenue collections for the fiscal year ended June 30, 1997 ("Fiscal Year 1997") were $6,119 million, excluding $72.9 million from other transfers, representing an increase of 7.3 percent over revenue collections from the fiscal year ended June 30, 1996. These revenues supplement a carry-over balance from the previous year of $335.4 million. Expenditures for Fiscal Year 1997 are estimated at $6,426 million including $147.6 million and $110.3 million, respectively, for the St. Louis and Kansas City school desegregation cases.

                  For the fiscal year ending June 30, 1998 ("Fiscal Year 1998") revenues are projected to be $6,412.8 million. This projection does not include an estimated $86.1 million in proceeds from other transfers or a carry-over balance of approximately $132.8 million. Expenditures are projected at $6,500.9 million, including $158.8 million and $105.2 million, respectively, for the St. Louis and Kansas City desegregation cases. Projected expenditures also include $80 million for supplemental appropriations for Fiscal Year 1998.


INVESTMENT LIMITATIONS

                           The following investment limitations may be
changed with respect to a particular Portfolio only by an affirmative vote of a majority of the outstanding shares of that Portfolio (as defined under "Other Information Concerning the Fund and Its Shares -- Miscellaneous" in the Portfolios' Prospectuses). These investment limitations supplement those that appear in the Prospectuses.

                           THE TREASURY MONEY MARKET PORTFOLIO MAY NOT:

                           1. Acquire any other investment company or investment
company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

                           2. Borrow money except from banks for temporary
purposes and then in an amount not exceeding 10% of the value of the Portfolio's total assets, or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's total assets at the time of such borrowing. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous).

                           3. Underwrite the securities of other issuers.

                           4. Make loans except that the Portfolio may purchase
or hold debt obligations in accordance with its investment objective and policies, lend portfolio securities, and, under the certain circumstances described in the Prospectuses, enter into repurchase agreements for U.S. Treasury securities that equal at all times at least 100% of the value of the repurchase price.

                           5. Purchase or sell real estate.

                           6. Purchase or sell commodities or commodity
contracts or invest in oil, gas, or other mineral exploration programs.

                           THE MONEY MARKET PORTFOLIO MAY NOT:

                           1. Acquire any other investment company or investment
company security except in connection with a merger, consolidation, reorganization or acquisition of assets, or where otherwise permitted by the 1940 Act.

                           2. Purchase securities of any one issuer, other than
obligations of the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except that up to 25% of the value of a Portfolio's total assets may be invested without regard to such 5% limitation.

                           3. Buy common stocks or voting securities, or state,
municipal or industrial revenue bonds.

                           4. Purchase or sell real estate (the Portfolio may
purchase commercial paper issued by companies which invest in real estate or interests therein).

                           5. Purchase securities on margin, make short sales of
securities or maintain a short position.

                           6. Underwrite the securities of other issuers.

                           7. Purchase or sell commodity contracts, or invest in
oil, gas or mineral exploration or development programs.

                           8. Write or purchase put or call options.

                           In accordance with Rule 2a-7 of the 1940 Act, the
Money Market Portfolio intends to invest no more than five percent of its total assets in the securities of any one issuer; provided, however, that the Portfolio may invest more than five percent of its total assets in the First Tier Eligible Securities of a single issuer for a period of up to three business days after the purchase thereof, provided, further that the Portfolio would not make more than one investment in accordance with the foregoing provision at any time. This intention is not, however, a fundamental policy of the Portfolio and may change in the event Rule 2a-7 is amended in the future.

                           THE TAX-EXEMPT MONEY MARKET PORTFOLIO MAY NOT:

                           1. Make loans, except that the Portfolio may purchase
or hold debt instruments in accordance with its investment objective and policies.

                           2. Purchase securities of other investment companies
except in connection with a merger, consolidation, acquisition or reorganization or where otherwise permitted by the 1940 Act.

                           3. Purchase securities on margin, make short sales of
securities, or maintain a short position.

                           4. Act as an underwriter of securities within the
meaning of the Securities Act of 1933, except insofar as the Portfolio might be deemed to be an underwriter upon purchase of certain portfolio securities acquired subject to the investment limitation pertaining to purchases of restricted securities.

                           5. Purchase or sell real estate, except that the
Portfolio may invest in Municipal Obligations which are secured by real estate or interests therein.

                           6. Purchase or sell commodities or commodity
contracts or invest in oil, gas, or other mineral exploration or development programs.

                           7. Invest in or sell put options (except as described
above under "Investment Objectives and Policies -Stand-by Commitments"), call options, straddles, spreads, or any combination thereof.

                           8. Purchase foreign securities.

                           9. Invest in industrial development bonds where the
payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation, or buy common stock or voting securities.

                           10. Purchase any securities, except securities issued
or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, which would cause 25% or more of the Portfolio's net assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry.

                  With respect to investment limitation no. 1 pertaining to the Tax-Exempt Money Market Portfolio in the Prospectuses, the Fund intends that guarantees will only be treated as separate securities for diversification purposes to the extent required by Rule 5b-2 under the 1940 Act. Letters of credit will not be treated as separate securities with regard to diversification as the Fund does not consider the latter instruments to be securities.

                           THE U.S. GOVERNMENT SECURITIES, INTERMEDIATE
CORPORATE BOND, BOND INDEX, GOVERNMENT & CORPORATE BOND, NATIONAL MUNICIPAL BOND, EQUITY INCOME, EQUITY INDEX, GROWTH & INCOME EQUITY, SMALL CAP EQUITY, SMALL CAP EQUITY INDEX, AND BALANCED PORTFOLIOS MAY NOT:

                           1.  Make investments for the purpose of exercising
control or management.

                           2. Purchase or sell real estate, provided that each
Portfolio may invest in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein; provided further that, as described in the Prospectuses, (a) the Government & Corporate Bond Portfolio may invest in first mortgage loans, income participation loans and participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. Government, its agencies or its instrumentalities and CMOs; (b) the U.S. Government Securities Portfolio may invest in certain mortgage-backed securities, CMOs and certain other securities;
(c) the Intermediate Corporate Bond Portfolio may invest in first mortgage loans, income participation loans and participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. Government, its agencies or instrumentalities, mortgage-backed securities or CMOs; and (d) the Bond Index Portfolio may invest in first mortgage loans, income participation loans and participations in pools of mortgages, including mortgages issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and mortgage-backed securities.

                           3. Act as an underwriter of securities within the
meaning of the Securities Act of 1933 except insofar as a Portfolio might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

                           4. Purchase or sell commodity contracts, or invest in
oil, gas or mineral exploration or development programs, except that the Intermediate Corporate Bond, Bond Index, National Municipal Bond, Equity Income, Equity Index, Small Cap Equity Index and Balanced Portfolios may, to the extent appropriate to their respective investment objectives, purchase publicly traded securities of companies engaging in whole or in part in such activities; and provided further, that (a) the Bond Index, Equity Index and Balanced Portfolios may enter into futures contracts and related options, and (b) the Intermediate Corporate Bond, Equity Income and Small Cap Equity Index Portfolios may invest in futures contracts and related options in accordance with their respective investment obligations and policies.

                           5. Purchase securities on margin, make short sales of
securities or maintain a short position, except that (a), with the exception of the National Municipal Bond Portfolio, this investment limitation shall not apply to a Portfolio's transactions in options, and futures contracts and related options, and (b) a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

                           THE GROWTH EQUITY PORTFOLIO MAY NOT:

                           1. Sell any securities short or purchase any
securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

                           2. Purchase or sell commodities, commodity contracts,
or commodity futures contracts except to the extent that the Portfolio may engage in transactions involving financial futures contracts or options on financial futures contracts.

                           3. Purchase or sell real estate, including limited
partnership interests, although the Portfolio may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

                           4. Underwrite any issue of securities, except as the
Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

                           The following limitations may be changed by the
Fund's Board of Directors without shareholder approval, although shareholders will be notified before any material change in these limitations becomes effective:

                           5. The Portfolio will not mortgage, pledge, or
hypothecate any assets, except to secure permitted borrowings. In these cases, the Portfolio may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. The purchase of securities on a when-issued basis will not be deemed to be a pledge of the Portfolio's assets. For purposes of this limitation the following will not be deemed to be pledges of the Portfolio's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and, (b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indexes) and (ii) initial or variation margin for futures contracts.

                           6. The Portfolio will not invest more than 15% of the
value of its net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Fund's Board of Directors to be liquid, and non-negotiable time deposits with maturities over seven days.

                           7. The Portfolio will limit its investment in other
investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and invest no more than 10% of its total assets in investment companies in general. The Portfolio will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by the Portfolio in shares of another investment company would be subject to such duplicate expenses.

                           8. The Portfolio will not purchase put options on
securities, unless the securities are held in its portfolio and not more than 5% of the value of the Portfolio's total assets would be invested in premiums on open put option positions.

                           9. The Portfolio will not write call options on
securities unless the securities are held in its portfolio or unless the Portfolio is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

                10. The Portfolio will not purchase securities of a company for the purpose of exercising control or management.

                11. The Portfolio will not invest more than 5% of its net assets in warrants. No more than 2% of the Portfolio's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Portfolio in units with or attached to securities may be deemed to be without value.

                THE INTERNATIONAL EQUITY PORTFOLIO MAY NOT:

                1. Make investments for the purpose of exercising control or management.

                2. Purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein.

                3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as the Portfolio might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

                4. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that: (a) it may, to the extent appropriate to its investment objective, invest in securities issued by companies which purchase or sell commodities or commodity contracts or which invest in such programs; and (b) it may purchase and sell futures contracts and options on futures contracts.

                THE SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO MAY NOT:


                1. Make investments for the purpose of exercising control or management.

                2. Purchase or sell real estate, except that the Portfolio may invest in Municipal Obligations which are secured by real estate or interests therein.

                3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as the Portfolio might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

                4. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs.

                THE MISSOURI TAX-EXEMPT BOND PORTFOLIO MAY NOT:

                1. Purchase or sell real estate, except that the Portfolio may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

                2. Purchase securities of companies for the purpose of exercising control.

                3. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or as otherwise permitted by the 1940 Act.

                4. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as it might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

                5. Purchase securities on margin, make short sales of securities or maintain a short position, except that the Portfolio may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

                6. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Portfolio may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities.

                7. Write or sell put options, call options, straddles, spreads, or any combination thereof.

                                 NET ASSET VALUE

                As stated in the applicable Prospectuses, the net asset value per share of each class of shares of a Portfolio is calculated separately by adding the value of all of the portfolio securities and other assets belonging to a Portfolio that are attributable to such class, subtracting the liabilities of the Fund that are attributable to such class, and dividing the result by the number of outstanding shares of such class. Assets attributable to a particular class of shares of a Portfolio are charged with any direct liabilities that the Board of Directors has allocated to such class pursuant to the Fund's Plan for Operation of a Multi-Class System adopted pursuant to Rule 18f-3 under the 1940 Act. The determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of general assets, with respect to a particular Portfolio or class are conclusive.

THE MONEY MARKET PORTFOLIOS

                The assets in the Money Market Portfolios are valued according to the amortized cost method of valuation. Pursuant to this method, an instrument is valued at its cost initially and, thereafter, a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the market price a Portfolio would receive if it sold the instrument. The value of securities in the Portfolios can be expected to vary inversely with changes in prevailing interest rates.

                Each Portfolio invests only in instruments that present minimal credit risks and meet the ratings criteria described in the Prospectuses. In addition, each Portfolio maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, PROVIDED THAT no Portfolio will purchase any security with a remaining maturity of more than thirteen months (397 days) (securities subject to repurchase agreements and certain other securities may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity that exceeds 90 days. The Fund's Board of Directors has approved procedures that are intended to stabilize the Portfolios' net asset value per share at $1.00 for purposes of pricing sales and redemptions. These procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which the net asset value per share of a Portfolio calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from a Portfolio's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include, but are not limited to, selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; or utilizing a net asset value per share determined by using available market quotations.

THE EQUITY AND BOND PORTFOLIOS

                Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the current bid and asked prices. Restricted securities and other assets for which market quotations are not readily available are valued at fair value as determined in accordance with guidelines approved by the Fund's Board of Directors. In computing net asset value, the current value of a Portfolio's open futures contracts and related options will be "marked-to-market." Short-term securities are valued at amortized cost, which approximates fair market value.

                Among the factors that ordinarily will be considered in valuing portfolio securities are the existence of restrictions upon the sale of the security by the Portfolio, the existence and extent of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel to the issuer may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

                The Administrator may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. The methods of valuation used by the pricing service will be reviewed by the Administrator under the general supervision of the Fund's Board of Directors. Several pricing services are available, one or more of which may be used by the Administrator from time to time. In valuing a Portfolio's securities, the pricing service would normally take into consideration such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances, and other factors which are deemed relevant in determining valuations for normal institutionalized trading units of debt securities and would not rely exclusively on quoted prices.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


                Shares in each Portfolio are sold on a continuous basis by the Distributor. As described in the applicable Prospectuses, Trust Shares and Institutional Shares of each Portfolio are sold to certain qualified customers at their net asset value without a sales charge. S Shares of the Money Market Portfolios are sold without a sales charge to customers who purchase such Shares through cash management services, such as a sweep account offered by any banking affiliate of Mercantile Bank, and certain other financial service organizations, such as banks and broker-dealers. Investor A Shares of each Portfolio (other than Investor A Shares of the Money Market Portfolios which are sold at their net asset value without a sales charge) are sold to retail customers at the public offering price based on a Portfolio's net asset value plus a front-end load or sales charge as described in the applicable Prospectuses. Investor B Shares of each Portfolio (other than the Treasury Money Market, Tax-Exempt Money Market, Intermediate Corporate Bond, Bond Index, Short-Intermediate Municipal, Equity Index and Small Cap Equity Index Portfolios, which do not offer Investor B Shares) are sold to retail customers at the net asset value next determined after a purchase order is received, but are subject to a contingent deferred sales charge which is payable on redemption of such shares as described in the applicable Prospectuses.


                The Fund may redeem shares involuntarily if the net income with respect to a Portfolio's shares is negative or such redemption otherwise appears appropriate in light of the Fund's responsibilities under the 1940 Act.


                An illustration of the computation of the public offering price per share of Investor A Shares of the Equity and Bond Portfolios, based on the value of each Portfolio's net assets and the number of outstanding Investor A Shares on November 30, 1997 and the maximum front-end sales charge of 4.5% (2.5% with respect to the U.S. Government Securities, Bond Index, Short-Intermediate Municipal, Equity Index and Small Cap Equity Index Portfolios) currently applicable, is as follows: (the following illustration is hypothetical with respect to Investor A Shares of the Small Cap Equity Index Portfolio and is based on the projected value of such Portfolio's estimated net assets and projected number of outstanding shares on the date its shares are first offered for sale to public investors).

                                                                             Missouri           National
                                  Intermediate           Government &       Tax-Exempt          Municipal
                                 Corporate Bond         Corporate Bond        Bond                Bond              Equity Income
                                   Portfolio               Portfolio        Portfolio            Portfolio            Portfolio
                                 --------------         --------------      ----------           ----------         --------------
Net Assets                    $      276,844       $    4,773,548         $   23,721,870       $      716,757       $      173,410
Outstanding Shares                    27,384              461,121              1,998,194               69,821               15,004
Net Asset Value               $        10.11       $        10.35         $        11.87       $        10.27       $        11.56
  Per Share
Sales Charge, 4.50%           $         0.48       $         0.49         $         0.56       $         0.48       $         0.54
 of offering price
 (4.70% of net asset
 value per share)
Offering Price                $        10.59       $        10.84         $        12.43       $        10.75       $        12.10
  to Public


                              Growth & Income                                Small Cap       International
                                   Equity             Growth Equity            Equity             Equity             Balanced
                                  Portfolio             Portfolio             Portfolio          Portfolio           Portfolio
                               --------------         --------------          ----------      ---------------      --------------
Net Assets                   $   46,371,949          $    3,467,455         $   14,213,142      $    2,853,914      $    9,922,872
Outstanding Shares                2,195,391                 213,232                945,598             238,052             748,059
Net Asset Value              $        21.12          $        16.26         $        15.03      $        11.99      $        13.26
  Per Share
Sales Charge, 4.50%          $         1.00          $         0.77         $         0.71      $         0.56      $         0.62
  of offering price
  (4.70% of net
  asset value per
  share)
Offering Price               $        22.12          $        17.03         $        15.74      $        12.55      $        13.88
  to Public

                            U.S. Government                          Short-Intermediate         Equity               Small Cap
                               Securities             Bond Index          Municipal              Index              Equity Index
                               Portfolio              Portfolio           Portfolio            Portfolio             Portfolio
                             -------------          -------------    ------------------       -------------        -------------
Net Assets                   $   5,180,865          $      54,696       $      16,337       $     205,851        $          10
Outstanding Shares                 488,002                  5,377               1,617              17,248                    1
Net Asset Value              $       10.62          $       10.17       $       10.11       $       11.93        $       10.00
  Per Share
Sales Charge, 2.50%          $        0.27          $        0.26       $        0.26       $        0.31        $        0.26
  of offering price
  (2.60% of net
  asset value per
  share)
Offering Price               $       10.89          $       10.43       $       10.37       $       12.24        $       10.26
  to Public



                Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closing; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

                In addition to the situations described in the Prospectuses under "How to Purchase and Redeem Shares," the Portfolios may redeem shares involuntarily to reimburse the Portfolios for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Portfolio shares as provided in the applicable Prospectuses from time to time.


                  ADDITIONAL YIELD AND TOTAL RETURN INFORMATION

THE MONEY MARKET PORTFOLIOS

                A Money Market Portfolio's "yield" and "effective yield," as described in the Prospectuses, are calculated separately for Trust Shares, Institutional Shares, S Shares,

Investor A Shares and Investor B Shares of the Portfolios according to formulas prescribed by the SEC. Standardized 7 day "yield" is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in a Portfolio having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7). The net change in the value of an account includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares, net of all fees, other than nonrecurring account or sales charges, that are charged by the Portfolio to all shareholder accounts in proportion to the length of the base period and the Portfolio's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. "Effective yield" is computed by compounding the unannualized base period return (calculated as above) by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. Based upon the same calculations, each Portfolio's 30 day yields and 30 day effective yields may also be quoted. The Tax-Exempt Money Market Portfolio's "tax-equivalent yield" is computed by dividing the tax-exempt portion of the yield (calculated as above) by one minus a stated federal income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. In addition, a "Missouri" tax-equivalent yield may be calculated by dividing the portion of the Tax-Exempt Money Market Portfolio's yield (calculated as above) that is exempt from federal tax and the portion that is exempt from Missouri personal income tax by one minus a stated tax rate and adding such figure to that portion, if any, of the Portfolio's yield that is not exempt from federal or state income tax. Based on the foregoing calculations, for the year ended November 30, 1997, the 7-day yields, 7-day effective yields and the 30-day yields were as follows:

                                                                         7-Day Effective
              PORTFOLIO*                      7-Day Yield                     Yield                      30-Day Yield
              ----------                      -----------                 --------------                 ------------
Treasury Money Market
  Trust Shares                                   4.58%                        4.68%                         4.53%
  Institutional Shares                           4.41%                        4.50%                         4.36%
  Investor A Shares                              4.41%                        4.50%                         4.36%

Money Market
  Trust Shares                                   5.04%                        5.17%                         5.02%
  Institutional Shares                           4.91%                        5.03%                         4.89%
  Investor A Shares                              4.91%                        5.03%                         4.89%
  Investor B Shares                              4.16%                        4.25%                         4.14%

Tax-Exempt Money Market
  Trust Shares                                   3.21%                        3.26%                         3.20%
  Investor A Shares                              3.01%                        3.06%                         3.00%


--------------------

* S Shares of the Money Market Portfolios were not offered as of November 30, 1997.

                  Based on the foregoing calculations, the tax-equivalent yields and tax-equivalent effective yields of the Tax-Exempt Money Market Portfolio for the same 7-day and 30-day periods were as follows (assuming payment of federal income tax at a rate of 39.60%):


                                                                                   7-DAY TAX-                    30-DAY TAX-
                                                  7-DAY TAX-                       EQUIVALENT                     EQUIVALENT
               PORTFOLIO                       EQUIVALENT YIELD                  EFFECTIVE YIELD                    YIELD
               ---------                       ----------------                  ---------------                 -----------
Tax-Exempt Money Market
      Trust Shares                                  2.98%                            3.03%                          2.97%
      Investor A Shares                             2.97%                            3.02%                          2.96%


                  In addition, as described in the applicable Prospectuses, the Treasury Money Market Portfolio may calculate a 7 day "state tax-exempt yield," which is computed by dividing the portion of the Portfolio's yield (calculated as above) that is exempt from state income tax by one minus a state income tax rate. Based upon the same calculations, the Portfolio's 30 day state tax-exempt yield may also be quoted.

                  A Portfolio's quoted yield is not indicative of future yields and depends upon factors such as portfolio maturity, the Portfolio's expenses, and the types of instruments held by the Portfolio. Any account fees imposed by financial institutions, Service Organizations, or broker-dealers would reduce a Portfolio's effective yield.

THE EQUITY AND BOND PORTFOLIOS

                  An Equity and Bond Portfolio's 30 day "yield" described in the Prospectuses is calculated separately for Trust Shares, Institutional Shares, Investor A Shares and/or Investor B Shares of a Portfolio by dividing the Portfolio's net investment income per share earned during a 30-day period by the maximum offering price per share (the "maximum offering price") with respect to Investor A Shares and the net asset value per share with respect to Trust shares, Institutional shares and Investor B Shares on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Portfolio's net investment income per share (irrespective of series) earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes income dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                        a-b
                           Yield = 2 [(-------) to the sixth power - 1]
                                       cd + 1

                  Where:   a  =  dividends and interest earned
                                 during the period.

                           b  = expenses accrued for the period (net of
                                reimbursements).

                           c  = the average daily number of shares outstanding
                                that were entitled to receive dividends.

                           d  = maximum offering price per share on the last
                                day of the period.

                  For the purpose of determining interest earned during the period (variable "a" in the formula), dividend income on equity securities held by a Portfolio is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in that Portfolio. A Portfolio calculates interest earned on any debt obligation held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30 day period, or, with respect to obligations purchased during the 30 day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30 day period that the obligation is in the portfolio. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

                  Interest earned on Municipal Obligations of the Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of Municipal Obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of Municipal Obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

                  Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Portfolio to all shareholder accounts in proportion to the length of the base period and the Portfolio's mean (or median) account size. Investor A Shares, Investor B Shares, Institutional Shares and Trust Shares each bear separate fees applicable to the particular class of shares. Undeclared earned income will not be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is net investment income which, at the end of the base period, has not been declared and paid as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter.

                  The Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios' "tax-equivalent" yield for each class of shares is computed by dividing the portion of a Portfolio's yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate and adding that figure to that portion, if any, of the Portfolio's yield that is not exempt from federal income tax. Similarly, the Missouri Tax-Exempt Bond Portfolio's "Missouri tax-equivalent" yields for each class of shares is calculated by dividing the portion of a Portfolio's yield (calculated as above) that is exempt from federal tax and the portion that is exempt from Missouri personal income tax by one minus a stated tax rate and adding such figure to that portion, if any, of the Portfolio's yield that is not exempt from federal or state income tax.


                  The Fund currently calculates 30-day yields for its Bond Portfolios but not for its Equity Portfolios. For the 30-day period ended November 30, 1997, the yields on the Bond Portfolios were as follows:



           PORTFOLIO                                                                      30-DAY YIELD
           ---------                                                                      ------------
U.S. Government Securities
         Trust Shares                                                                        5.31%
         Institutional Shares                                                                5.01%
         Investor A Shares                                                                   5.01%
         Investor B Shares                                                                   4.31%

Intermediate Corporate Bond
         Trust Shares                                                                        6.18%
         Institutional Shares                                                                6.19%
         Investor A Shares                                                                   5.88%

Bond Index
         Trust Shares                                                                        5.89%
         Institutional Shares                                                                5.88%
         Investor A Shares                                                                   5.59%

Government & Corporate Bond
         Trust Shares                                                                        5.62%
         Institutional Shares                                                                5.32%
         Investor A Shares                                                                   4.54%
         Investor B Shares                                                                   4.61%

Short-Intermediate Municipal
         Trust Shares                                                                        3.66%
         Investor A Shares                                                                   3.40%

Missouri Tax Exempt Bond
         Trust Shares                                                                        4.26%
         Investor A Shares                                                                   4.06%
         Investor B Shares                                                                   3.26%

National Municipal Bond
         Trust Shares                                                                        4.92%
         Investor A Shares                                                                   3.23%
         Investor B Shares                                                                   3.92%

Balanced
         Trust Shares                                                                        2.58%
         Institutional Shares                                                                2.29%
         Investor A Shares                                                                   2.29%
         Investor B Shares                                                                   1.59%

                  For the same 30-day period, the Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios' tax-equivalent yields (assuming payment of federal income taxes at a rate of 39.60%) and the Missouri Tax-Exempt Bond Portfolio's Missouri tax-equivalent yield (assuming Missouri state income taxes at a rate of 43.20%) were as follows:


                                                              30-DAY TAX-                       30-DAY MISSOURI
                    PORTFOLIO                               EQUIVALENT YIELD                 TAX-EQUIVALENT YIELD
                    ---------                               ----------------                 --------------------
Short-Intermediate Municipal
         Trust Shares                                            6.06%                               6.44%
         Investor A Shares                                       5.63%                               5.99%

Missouri Tax-Exempt Bond
         Trust Shares                                            7.05%                               7.50%
         Investor A Shares                                       6.72%                               7.15%
         Investor B Shares                                       5.40%                               5.74%

National Municipal Bond
         Trust Shares                                            8.15%                               8.66%
         Investor A Shares                                       5.35%                               5.69%
         Investor B Shares                                       6.49%                               6.90%


                  A Portfolio computes its "average annual total return" for each series of that Portfolio by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested in a particular series to the ending redeemable value of such investment in the series by dividing the ending redeemable value of a hypothetical $1,000 payment by $1,000 (representing a hypothetical initial payment) and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

            ERV 1/n
T =      [(-------)  - 1]
              P

              Where:          T = average annual total return

              ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or a fractional portion thereof)

              P =             hypothetical initial payment of $1,000

              n = period covered by the computation, expressed in terms of years

                   A Portfolio computes its aggregate total returns separately for each series by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested in a particular series to the ending redeemable value of such investment in the series. The formula for calculating aggregate total return is as follows:

                                                ERV
                   Aggregate Total Return =  [(------)- 1]
                                                 P

                   The calculations of average annual total return and aggregate total return assume reinvestment of all income dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to a Portfolio's mean or median account size for any fees that vary with the size of the account. The ending redeemable value (variable "ERV" in each quotation) is determined by assuming complete redemption of the hypothetical investment and the deduction of all non-recurring charges at the end of the period covered by the computation. In addition, a non-money market Portfolio's average annual total return and aggregate total return quotations reflect the deduction of the maximum front-end sales charge in connection with the purchase of Investor A Shares and the deduction of any applicable contingent deferred sales charge with respect to Investor B Shares.


                   Based on the foregoing calculations, the average annual total returns for the year/period ended November 30, 1997, the average annual total returns for the 5-year period ended November 30, 1997 (where applicable) and the average annual total returns for the period from commencement of operations were as follows:



                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                            ---------------------------
                                                                                 FOR THE 5                    SINCE
                                                        FOR THE YEAR            YEARS ENDED               COMMENCEMENT
                   PORTFOLIO                           ENDED 11/30/97             11/30/97                OF OPERATIONS
                   ---------                           --------------           -----------               -------------
U.S. Government Securities
   Trust Shares(1)                                         5.51%                     6.41%                      7.87%
   Institutional Shares(7)                                 5.10%                     6.01%                      7.59%
   Investor A Shares(1)                                    2.60%                     5.55%                      7.35%
   Investor B Shares(4)                                    0.49%                     5.30%                      7.30%

Intermediate Corporate Bond(23)
   Trust Shares                                              N/A                       N/A                      6.65%
   Institutional Shares                                      N/A                       N/A                      6.60%
   Investor A Shares                                         N/A                       N/A                      1.70%

                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                            ---------------------------
                                                                                           FOR THE 5                    SINCE
                                                              FOR THE YEAR                YEARS ENDED               COMMENCEMENT
                   PORTFOLIO                                 ENDED 11/30/97                11/30/97                 OF OPERATIONS
                   ---------                                 --------------               -----------               -------------
Bond Index(23)
   Trust Shares                                                     N/A                       N/A                      7.15%
   Institutional Shares                                             N/A                       N/A                      7.20%
   Investor A Shares                                                N/A                       N/A                      4.22%

Government & Corporate Bond
   Trust Shares(5)                                                6.32%                     6.80%                      7.85%
   Institutional Shares(2)                                        6.00%                     6.49%                      7.63%
   Investor A Shares(5)                                           0.99%                     5.47%                      7.08%
   Investor B Shares(4)                                           1.26%                     5.90%                      7.40%

Short-Intermediate Municipal
   Trust Shares(17)                                               4.39%                       N/A                      4.47%
   Investor A Shares(18)                                          1.51%                       N/A                      2.63%

Missouri Tax-Exempt Bond(19)
   Trust Shares(20)                                               6.48%                     6.60%                      7.97%
   Investor A Shares(21)                                          1.49%                     5.41%                      7.26%
   Investor B Shares(4)                                           1.43%                     5.73%                      7.46%

National Municipal Bond(22)
   Trust Shares                                                   7.97%                       N/A                      8.76%
   Investor A Shares                                              2.80%                       N/A                      3.40%
   Investor B Shares                                              3.01%                       N/A                      2.65%

Equity Income(24)
   Trust Shares                                                     N/A                       N/A                     17.64%
   Institutional Shares                                             N/A                       N/A                     17.64%
   Investor A Shares                                                N/A                       N/A                     12.15%
   Investor B Shares                                                N/A                       N/A                     11.75%

Equity Index(25)
   Trust Shares                                                     N/A                       N/A                     20.40%
   Institutional Shares                                             N/A                       N/A                     20.40%
   Investor A Shares                                                N/A                       N/A                     17.10%

Growth & Income Equity
   Trust Shares(1)                                               24.55%                    17.48%                     16.03%
   Institutional Shares(2)                                       23.90%                    17.18%                     15.88%
   Investor A Shares(1)                                          18.32%                    16.11%                     15.32%
   Investor B Shares(4)                                          19.04%                    16.64%                     15.65%

Growth Equity
   Trust Shares(26)                                              19.63%                       N/A                      1.09%
   Institutional Shares(26)                                         N/A                       N/A                        N/A
   Investor A Shares(27)                                         14.28%                       N/A                     14.80%
   Investor B Shares(26)                                            N/A                       N/A                        N/A

Small Cap Equity
   Trust Shares(9)                                               19.77%                    15.34%                     16.09%
   Institutional Shares(2)                                       19.41%                    15.05%                     15.83%
   Investor A Shares(10)                                         14.09%                    14.06%                     14.94%
   Investor B Shares(4)                                          14.62%                    14.57%                     15.40%


                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                            ---------------------------
                                                                                           FOR THE 5                    SINCE
                                                              FOR THE YEAR                YEARS ENDED               COMMENCEMENT
                   PORTFOLIO                                 ENDED 11/30/97                11/30/97                 OF OPERATIONS
                   ---------                                 --------------               -----------               -------------

Small Cap Equity Index(28)
   Trust Shares                                                     N/A                       N/A                        N/A
   Institutional Shares                                             N/A                       N/A                        N/A
   Investor A Shares                                                N/A                       N/A                        N/A

International Equity
   Trust Shares(14)                                               2.91%                       N/A                      6.27%
   Institutional Shares(14)                                       2.59%                       N/A                      5.96%
   Investor A Shares(15)                                         (2.05%)                      N/A                      4.69%
   Investor B Shares(4)                                          (2.14%)                      N/A                      4.71%

Balanced
   Trust Shares(12)                                              15.81%                       N/A                     12.11%
   Institutional Shares(12)                                      15.52%                       N/A                     11.84%
   Investor A Shares(12)                                         10.21%                       N/A                     10.78%
   Investor B Shares(4)                                          10.57%                       N/A                     11.08%


----------

     (1)  Commenced operations on June 2, 1988.

     (2)  Initial public offering commenced on January 4, 1994.

     (3) Reflects combined performance of Institutional Shares which were initially offered to the public on January 4, 1994 and Investor A Shares for the period prior to January 4, 1994.

     (4) Investor B Shares were initially offered on March 1, 1995. The performance figures for Investor B Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio which has been restated to reflect the contingent deferred sales charges payable by holders of Investor B Shares that redeem within six years of the date of purchase. Investor B Shares are also subject to distribution and services fees at a maximum annual rate of 1.00%. Had those distribution and services fees been reflected, performance would have been reduced.

     (5)  Commenced operations on June 15, 1988.

     (6) Reflects combined performance of Institutional Shares which were initially offered to the public on January 4, 1994 and Investor A Shares for the period prior to January 4, 1994.

     (7)  Commenced operations on June 7, 1994.

     (8) Reflects combined performance of Institutional Shares which were initially offered to the public on June 7, 1994 and Investor A Shares for the period prior to January 4, 1994.

     (9)  Commenced operations on May 1, 1992.

     (10) Initial public offering commenced on May 6, 1992.

     (11) Reflects combined performance of Institutional Shares which were initially offered to the public on January 4, 1994 and Investor A Shares for the period May 1, 1992 through January 3, 1994.

     (12) Commenced operations on April 1, 1993.

     (13) Reflects combined performance of Institutional Shares which were initially offered to the public on January 4, 1994 and Investor A Shares for the period April 1, 1993 through January 3, 1994.

     (14) Commenced operations on April 4, 1994.

     (15) Initial public offering commenced on May 2, 1994.

     (16) Reflects combined performance of Institutional Shares which were initially offered to the public on April 24, 1994 and Investor A Shares for the period April 4, 1994 through April 23, 1994.

     (17) Commenced operations on July 10, 1995.

     (18) Commenced operations on July 10, 1995.

     (19) Commenced operations on July 15, 1988 as a portfolio of The ARCH Tax-Exempt Trust. On October 2, 1995, the Portfolio was reorganized as a new Portfolio of the Fund.

     (20) Commenced operations on July 15, 1988.

     (21) Initial public offering commenced on September 28, 1990.

     (22) Commenced operations on November 18, 1996.

     (23) Commenced operations on February 10, 1997.

     (24) Commenced operations on March 7, 1997.

     (25) Commenced operations on May 1, 1997.

     (26) Commenced Operations on November 21, 1997.

     (27) Performance information includes that of Predecessor Growth Equity Portfolio, which commenced operations on January 4, 1993.

     (28) Portfolio had not commenced operations as of November 30, 1997.

                  Based on the foregoing calculations, the aggregate total returns for the Equity and Bond Portfolios from their respective dates of commencement of operations through November 30, 1997 (other than the Small Cap Equity Index Portfolios which had not commenced operations as of November 30,
1997) were as follows:

                                                                                         AGGREGATE TOTAL RETURN
      PORTFOLIO                                                                            SINCE COMMENCEMENT
      ---------                                                                              OF OPERATIONS
                                                                                         ----------------------
U.S. Government Securities
   Trust Shares                                                                                 105.43%
   Institutional Shares(1)                                                                      100.50%
   Investor A Shares                                                                             96.23%
   Investor B Shares(2)                                                                          95.41%

Intermediate Corporate Bond
   Trust Shares                                                                                   6.65%
   Institutional Shares                                                                           6.60%
   Investor A Shares                                                                              1.70%

Bond Index
   Trust Shares                                                                                   7.15%
   Institutional Shares                                                                           7.20%
   Investor A Shares                                                                              4.22%

Government & Corporate Bond
   Trust Shares                                                                                 104.60%
   Institutional Shares(1)                                                                      100.55%
   Investor A Shares                                                                             91.17%
   Investor B Shares(2)                                                                          96.58%

Short-Intermediate Municipal
   Trust Shares                                                                                  11.03%
   Investor A Shares                                                                              6.41%

Missouri Tax-Exempt Bond
   Trust Shares                                                                                 105.31%
   Investor A Shares                                                                             93.09%
   Investor B Shares(2)                                                                          96.45%

National Municipal Bond
   Trust Shares                                                                                   8.76%
   Investor A Shares                                                                              3.52%
   Investor B Shares                                                                              2.75%

Equity Income
   Trust Shares                                                                                  17.63%
   Institutional Shares                                                                          17.63%
   Investor A Shares                                                                             12.14%
   Investor B Shares                                                                             11.75%

Equity Index
   Trust Shares                                                                                  20.40%
   Institutional Shares                                                                          20.40%
   Investor A Shares                                                                             17.09%

Growth & Income Equity
   Trust Shares                                                                                 310.93%
   Institutional Shares(1)                                                                      305.71%
   Investor A Shares                                                                            287.48%
   Investor B Shares(2)                                                                         298.29%

Growth Equity
   Trust Shares                                                                                 106.10%
   Institutional Shares                                                                             N/A
   Investor A Shares(3)                                                                          96.85%
   Investor B Shares                                                                                N/A


                                                                                         AGGREGATE TOTAL RETURN
      PORTFOLIO                                                                            SINCE COMMENCEMENT
      ---------                                                                              OF OPERATIONS
                                                                                         ----------------------
Small Cap Equity
   Trust Shares                                                                                 129.73%
   Institutional Shares(1)                                                                      126.91%
   Investor A Shares                                                                            117.33%
   Investor B Shares(2)                                                                         122.26%

International Equity
   Trust Shares                                                                                  24.95%
   Institutional Shares(1)                                                                       23.64%
   Investor A Shares                                                                             18.28%
   Investor B Shares(2)                                                                          18.38%

Balanced
   Trust Shares                                                                                  70.54%
   Institutional Shares(1)                                                                       68.67%
   Investor A Shares                                                                             61.34%
   Investor B Shares(2)                                                                          63.37%



(1) Reflects combined performance of Institutional Shares which were initially offered to the public on January 4, 1994 and Investor A Shares for the period prior to January 4, 1994.

(2) Investor B Shares were initially offered on March 1, 1995. The performance figures for Investor B Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio which has been restated to reflect the contingent deferred sales charges payable by holders of Investor B Shares that redeem within six years of the date of purchase. Investor B Shares are also subject to distribution and services fees at a maximum annual rate of 1.00%. Had those distribution and services fees been reflected, performance would have been reduced.

(3) Total return information includes that of Predecessor Growth Equity Portfolio, which commenced operations on January 4, 1993.


         As stated in the Prospectuses relating to Investor A Shares and Investor B Shares, a Portfolio may also calculate total return figures for that Portfolio without deducting the maximum sales charge imposed on purchases or redemptions. The effect of not deducting the sales charge will be to increase the total return reflected.

                  Investors may judge the performance of the Portfolios by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies. Such comparisons may be made by referring to market indices such as those prepared by Dow Jones & Co., Inc., Russell, Salomon Brothers, Inc., Lehman Brothers or Standard & Poor's Ratings Group or any of their affiliates, the Consumer Price Index, the EAFE Index, the NASDAQ Composite, or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. Such comparisons may also be made by referring to data prepared by Lipper Analytical Services, Inc., (a widely recognized independent service which monitors the performance of mutual funds) Indata, Frank Russell, CDA, and the Bank Rate Monitor (which reports average yields for money market accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas). Other similar yield data, including comparisons to the performance of Mercantile Trust repurchase agreements, or the average yield data for similar asset classes including but not limited to Treasury bills, notes and bonds, may also be used for comparison purposes. Comparisons may also be made to indices or data published in the following national financial publications:
IBC/MONEY FUND REPORT(R), MorningStar, CDA/Wiesenberger, Money
Magazine, Forbes, Fortune, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and publications of Ibbotson Associates, Inc. and other publications of a local or regional nature. In addition to performance information, general information about the Portfolios that appears in a publication such as those mentioned above may be included in advertisements, supplemental sales literature and in reports to Shareholders.

                  From time to time, the Fund may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Portfolios within the Fund; (5) descriptions of investment strategies for one or more of such Portfolios; (6) descriptions or comparisons of various investment products, which may or may not include the Portfolios; (7) comparisons of investment products (including the Portfolios) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of rankings or ratings by recognized rating organizations.

         In addition, with respect to the Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios the benefits of tax-free investments may be communicated in advertisements or communications to shareholders. For example, the tables below present the approximate yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt investments yielding from 4.50% to 7.00%. The yields below are for illustration purposes only and are not intended to represent current or future yields for the Portfolios, which may be higher or lower than those shown. The tax brackets shown below will be indexed for inflation for years after 1998. Investors should consult their tax advisor with specific reference to their own tax situation.

           APPROXIMATE YIELD TABLE:  SHORT-INTERMEDIATE MUNICIPAL AND NATIONAL MUNICIPAL BOND PORTFOLIOS

  SINGLE RETURN

 Sample Taxable                       Federal
     Income                          Marginal
     (1998)                          Tax Rate              -------------Tax-Exempt Yields--------------
                                                           4.50%    5.00%     5.50%     6.50%     7.00%

FROM
 $0 TO
 $24,000                            15.00%                 5.29%    5.88%     6.47%     7.65%     8.24%

FROM
$24,000 TO
$58,150                             28.00%                 6.25%    6.64%     7.64%     9.03%     9.72%

FROM
 $58,150 TO
 $121,300                           31.00%                 6.52%    7.25%     7.97%      9.42    10.41%

FROM
 $121,300 TO
 $263,750                           36.00%                 7.03%    7.81%     8.59%     10.16%   10.94%

OVER
 $263,750                           39.60%                 7.45%    8.28%     9.11%     10.76%   11.59%

           APPROXIMATE YIELD TABLE:  SHORT-INTERMEDIATE MUNICIPAL AND NATIONAL MUNICIPAL BOND PORTFOLIOS

 MARRIED FILING
     JOINTLY

 Sample Taxable                      Federal
     Income                          Marginal
     (1998)                          Tax Rate              -------------Tax-Exempt Yields--------------
                                                           4.50%    5.00%     5.50%     6.50%     7.00%

FROM
 $0 TO
 $40,000                            15.00%                 5.29%    5.88%     6.47%     7.65%     8.24%

FROM
$40,000 TO
$96,900                             28.00%                 6.25%    6.94%     7.64%     9.03%     9.72%

FROM
 $96,900 TO
 $147,700                           31.00%                 6.52%    7.25%     7.97%     9.42%    10.14%

FROM
 $147,700 TO
 $263,750                           36.00%                 7.03%    7.81%     8.59%     10.16%   10.94%

OVER
 $263,750                           39.60%                 7.45%    8.28%     9.11%     10.76%   11.59%

                           APPROXIMATE YIELD TABLE:  MISSOURI TAX-EXEMPT BOND PORTFOLIO

  SINGLE RETURN                                    Combined
                                                  Federal and
 Sample Taxable         Federal      Missouri      Missouri
     Income            Marginal      Marginal    Marginal Tax
     (1998)            Tax Rate      Tax Rate        Rate           ------------------Tax-Exempt Yields-------------------
                                                                    4.50%     5.00%     5.50%    6.00%     6.50%     7.00%

FROM
 $0 TO
 $24,000              15.00%         6.00%           20.10%         5.63%     6.26%     6.88%    7.51%     8.14%     8.76%

FROM
 $24,000 TO
 $58,150              28.00%         6.00%           32.32%         6.65%     7.39%     8.13%    8.87%     9.60%    10.34%

FROM
 $58,150 TO
 $121,300             31.00%         6.00%           35.14%         6.94%     7.71%     8.48%    9.25%     10.02%   10.79%

FROM
 $121,300 TO
 $263,750             36.00%         6.00%           39.84%         7.48%     8.31%     9.14%    9.97%     10.80%   11.64%

OVER
 $263,750             39.60%         6.00%           43.22%         7.93%     8.81%     9.69%    10.57%    11.45%   12.33%


                           APPROXIMATE YIELD TABLE:  MISSOURI TAX-EXEMPT BOND PORTFOLIO

 MARRIED FILING
     JOINTLY                                       Combined
                                                  Federal and
 Sample Taxable         Federal      Missouri      Missouri
     Income            Marginal      Marginal    Marginal Tax
     (1998)            Tax Rate      Tax Rate        Rate           ----------------------Tax-Exempt Yields--------------------
                                                                    4.50%     5.00%     5.50%    6.00%     6.50%     7.00%

FROM
 $0 TO
 $40,000              15.00%         6.00%           20.10%         5.63%     6.26%     6.88%    7.51%     8.14%     8.76%

FROM
 $40,000 TO
 $96,900              28.00%         6.00%           32.32%         6.65%     7.39%     8.13%    8.87%     9.60%    10.34%

FROM
 $96,900 TO
 $147,700             31.00%         6.00%           35.14%         6.94%     7.71%     8.48%    9.25%     10.02%   10.79%

FROM
 $147,700 TO
 $263,750             36.00%         6.00%           39.84%         7.48%     8.31%     9.14%    9.97%     10.80%   11.64%

OVER
 $263,750             39.60%         6.00%           43.22%         7.93%     8.81%     9.69%    10.57%    11.45%   12.33%


Such data are for illustrative purposes only and are not intended to indicate past or future performance results of a Portfolio. Actual performance of the Portfolios' may be more or less than that noted in the hypothetical illustrations.

         Since performance will fluctuate, performance data for the Portfolios cannot necessarily be used to compare an investment in the Portfolios' shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. The current yield and performance of the Portfolios may be obtained by calling the Fund at: INVESTOR A OR INVESTOR B SHARES - 1-800-452-ARCH; OR TRUST, INSTITUTIONAL OR S SHARES - 1-800-452-4015.

                              DESCRIPTION OF SHARES

         The Fund's Articles of Incorporation authorize the Board of Directors to issue up to twenty billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of the Fund into one or more additional classes or by setting or changing in any one or more respects, their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority the Fund's Board of Directors has authorized the issuance of sixty-four classes of shares representing interests in one of nineteen investment Portfolios: the Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, Kansas Tax-Exempt Bond (not described in this Statement of Additional Information), National Municipal Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios. Trust Shares, Institutional Shares, S Shares, Investor A Shares, and Investor B Shares in each Portfolio (except the Treasury Money Market, Intermediate Corporate Bond, Bond Index, Equity Index and Small Cap Equity Index Portfolios, which do not offer Investor B Shares, the Tax-Exempt Money Market and Short-Intermediate Municipal Portfolios, which do not offer Institutional or Investor B Shares, the Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios, which do not offer Institutional Shares and the Equity and Bond Portfolios, which do not offer S Shares) are offered through separate prospectuses to different categories of investors. Portfolio shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses, the shares will be fully paid and nonassessable. As of the date of this Statement of Additional Information, the Fund has not commenced offering S Shares.

         Except as noted in the Prospectuses with respect to certain sub-transfer agency expenses borne by Institutional Shares and below with respect to the Administrative Services Plans for Trust Shares and Institutional Shares and the Distribution and Services Plans for S Shares, Investor A Shares and Investor B Shares, shares of the Portfolios bear the same types of ongoing expenses with respect to the Portfolio to which they belong. In addition, Investor A Shares (other than Investor A Shares of the Money Market Portfolios) are subject to a front-end sales charge and Investor B Shares are subject to a contingent deferred sales charge as described in the Prospectuses. The classes also have different exchange privileges, and Investor B Shares are subject to conversion as described in the Prospectus for those shares.

         In the event of a liquidation or dissolution of the Fund, shares of a Portfolio are entitled to receive the assets available for distribution belonging to that Portfolio, and a proportionate distribution, based upon the relative asset values of the respective Portfolios, of any general assets not belonging to any particular Portfolio which are available for distribution. Shareholders of a Portfolio are entitled to participate equally in the net distributable assets of the particular Portfolio involved on liquidation, except that Trust Shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Administrative Services Plan for those shares, Institutional Shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Administrative Service Plan for those shares, S Shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Distribution and Services Plan for those shares, Investor A Shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Distribution and Services Plan for those shares and Investor B Shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Distribution and Services Plan for those shares. In addition, Institutional Shares will be solely responsible for the payment of certain sub-transfer agency fees attributable to those shares.

                  Holders of all outstanding shares of a particular Portfolio will vote together in the aggregate and not by class, except that only Trust Shares of a Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to a Portfolio's Administrative Services Plan for Trust Shares, only Institutional Shares of a Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to such Portfolio's Administrative Services Plan for Institutional Shares, only S Shares of a Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to such Portfolio's Distribution and Services Plan for S Shares, only Investor A Shares of a Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to such Portfolio's Distribution and Services Plan for Investor A Shares and only Investor B Shares of a Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to such Portfolio's Distribution and Services Plan for Investor B Shares. Further, shareholders of all of the Portfolios, irrespective of class, will vote in the aggregate and not separately on a Portfolio-by-Portfolio basis, except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular Portfolio or class of shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of a "series" investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series (Portfolio) affected by the matter. A Portfolio is considered to be affected by a matter unless it is clear that the interests of each Portfolio in the matter are identical or that the matter does not affect any interest of the Portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment objective or investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding shares of that Portfolio. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of the Fund's Portfolios voting without regard to Portfolio or class.

                  Shares in the Fund's Portfolios will be issued without certificates.



                     ADDITIONAL INFORMATION CONCERNING TAXES

IN GENERAL


                  The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.


                  Each Portfolio of the Fund is treated as a separate corporate entity under the Code. Each Portfolio intends to qualify each year as a regulated investment company. In order to so qualify for a taxable year under the Code, each Portfolio must satisfy, in addition to the distribution requirement described in the Prospectuses, certain other requirements set forth below.

                  At least 90% of the gross income for a taxable year of each Portfolio must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Portfolio's business of investing in such stock, securities or currencies (the "Gross Income Requirement").

                  Also, at the close of each quarter of its taxable year, at least 50% of the value of a Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which that Portfolio does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of such Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.


                  Each Portfolio will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Portfolio's taxable year. Such distributions, if any, will be taxable to shareholders who are not currently exempt from federal income tax as long-term capital gains, regardless of how long the shareholder has held these shares. Such long-term capital gain will be 20% of 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the gain. Shareholders should note that, upon the sale or exchange of Portfolio shares, if the shareholder has not held such shares for more than six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.



                  Ordinary income to individuals is taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum rate of 20% (for gains on capital assets held more than 18 months) or 28% (for gains on capital assets held more than 12 months, but not more than 18 months). For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35%.

                  A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income each year to avoid liability for this excise tax.

                  If for any taxable year a Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders, to the extent of the Portfolio's current and accumulated earnings and profits and would be eligible for the dividends received deduction allowed to corporate shareholders.

THE TAX-EXEMPT PORTFOLIOS

                  The policy of each Tax-Exempt Portfolio is to pay to its shareholders each year as exempt-interest dividends substantially all of its Municipal Obligation interest income net of certain deductions. In order for a Tax-Exempt Portfolio to pay exempt-interest dividends for any taxable year, at the close of each quarter of its taxable year at least 50% of the aggregate value of the Portfolio's assets must consist of exempt-interest obligations. Exempt-interest dividends may be treated by the shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Tax-Exempt Portfolio and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than forty-five days (with respect to Missouri income tax) and sixty days (with respect to federal income tax) after the close of the Portfolio's taxable year. However, the aggregate amount of dividends so designated by the Portfolio cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Portfolio during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid for any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the Portfolio during such year, regardless of the period for which the Shares were held.

                  Shareholders who might be treated as a "substantial user" or a "related person" to such user with respect to facilities financed through any of the tax-exempt obligations held by a Tax-Exempt Portfolio, are advised to consult their tax advisors with respect to whether exempt-interest dividends retain the exclusion under Section 103(a). A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person (i) who regularly uses a part of such facilities in his trade or business and (ii)(A) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (B) who occupies more than 5% of the usable area of such facilities or (C) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and its partners, and S corporations and their shareholders.

                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Tax-Exempt Portfolios generally is not deductible for federal income tax purposes. In addition, if a shareholder holds Portfolio Shares for six months or less, any loss on the sale or exchange of those Shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the Shares. The Treasury Department, however, is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Statement of Additional Information.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

                  Special rules govern the federal income tax treatment of financial instruments that may be held by the U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity or Balanced Portfolios. These rules may have a particular impact on the amount of income or gain that a Portfolio must distribute to shareholders to comply with the distribution requirement and on the income or gain qualifying under the Gross Income, 90% test.

                  Generally, futures contracts and options on futures contracts held by a Portfolio at the close of its taxable year are treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sales are treated as short-term capital gain or loss and 60% of such gain or loss are treated as long-term capital gain or loss without regard to the period the Portfolio holds the futures contract or related option (the "40-60 rule"). The amount of any capital gain or loss actually realized by a Portfolio in a subsequent sale or other disposition of those futures contracts and related options is adjusted to reflect any capital gain or loss taken into account by a Portfolio in a prior year as a result of the constructive sale of the contracts and options. Losses with respect to futures contracts to sell and related options, which are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by a Portfolio, are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain, if any, with respect to the other part of the straddle, and to certain wash sales regulations. With respect to certain futures contracts and related options, deductions for interest and carrying charges may not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell and related options which are properly identified as such, a Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts and options from being treated for federal income tax purposes as sold on the last business day of the Portfolio's taxable year, but gains and losses will be subject to such wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, a Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from positions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the futures contracts and options, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and not more than 40% of any net loss may be treated as short-term.



                  Certain foreign currency contracts (including forward foreign currency exchange contracts) entered into by a Portfolio may be subject to the mark-to-market process, but gain or loss will be treated as 100% ordinary gain or loss. To receive such treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of, or settlement by reference to the value of, a foreign currency of a type in which regulated futures contracts are traded; (2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under these provisions. As of the date of this Statement of Additional Information, the Treasury Department had not issued any such regulations. Other foreign currency contracts entered into by the Portfolio may result in the creation of one or more straddles for federal income tax purposes, in which case certain loss deferral, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.


                  Some of the non-U.S. dollar denominated investments that certain of the taxable Portfolios may make, such as non-U.S. dollar-denominated debt securities and obligations and preferred stock, as well as some of the foreign currency contracts the International Equity Portfolio may enter into, may be subject to the provisions of Subpart J of the Code, which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S dollar. The types of transactions covered by these provisions include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options generally are not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and normally is taxable as ordinary gain or loss. A Portfolio may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the Portfolio and which are not part of a straddle. In accordance with Treasury Regulations, certain transactions subject to the special currency rules that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by a Portfolio which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) is treated as capital gain or loss and is not segregated from the gain or loss on the underlying transaction.

CONCLUSIONS

                  The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.


                             MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                                                                       Principal Occupations
                                            Position with              During Past 5 years
Name and Address                            the Fund                   and other affiliations
----------------                            -------------              ----------------------
Jerry V. Woodham*                           Chairman of                Treasurer, St. Louis
St. Louis University                        The Board;                 University, August 1996
3500 Lindell                                President and              to present; Treasurer,
Fitzgerald Hall                             Director                   Washington University,
St. Louis, MO  63131                                                   1981 to 1995
Age:  54

Robert M. Cox, Jr.                          Director                   Senior Vice President and
Emerson Electric Co.                                                   Advisory Director, Emerson
8000 W. Florissant Ave.                                                Electric Co. since November
P.O. Box 4100                                                          1990.
St. Louis, MO  63136-8506
Age:  52

Joseph J. Hunt                              Director                   General Vice-President
Iron Workers District                                                  International Association of
  Council                                                              Bridge, Structural and
3544 Watson Road                                                       Ornamental Iron Workers
St. Louis, MO  63139                                                   (International Labor Union),
Age:  55                                                               January 1994 to present; General
                                                                       Organizer, International
                                                                       Association of Bridge, Structural
                                                                       and Ornamental Iron Workers,
                                                                       September 1983 to December 1993.


James C. Jacobsen                           Director                   Director, Kellwood Company,
Kellwood Company                                                       (manufacturer of wearing
600 Kellwood Parkway                                                   apparel and camping softgoods)
Chesterfield, MO  63017                                                since 1975; Vice Chairman,
Age:  52                                                               Kellwood Company since May
                                                                       1989.

------------------------

*   Mr. Woodham is an "interested person" of the Fund as defined in the 1940
    Act.

                                                                                   Principal Occupations
                                               Position with                       During Past 5 years
Name and Address                               the Fund                            and other affiliations
----------------                               -------------                       ----------------------
Donald E. Brandt                               Director                            Senior Vice President, Finance
Union Electric Company                                                             and Corporate Services, Union
P.O. Box 66149                                                                     Electric Company (electric
St. Louis, MO  63166                                                               utility company); Director,
Age:  43                                                                           Huntco, Inc. (intermediate
                                                                                   steel processors).

Patrick J. Moore                               Director                            Vice President & Chief
Jefferson Smurfit                                                                  Financial Officer since 1996
  Corporation                                                                      and Vice President & General
8182 Maryland Avenue                                                               Manager, 1994-1996, of
St. Louis, MO  63105                                                               Industrial Packaging Division,
Age:  43                                                                           Corporate Vice President &
                                                                                   Treasurer, 1993-1994, and
                                                                                   Treasurer, 1992-1993, Jefferson
                                                                                   Smurfit Corporation (paper,
                                                                                   paperboard and packaging).


Ronald D. Winney*                              Director and Treasurer              Treasurer, Ralston Purina
Ralston Purina Company                                                             Company Since 1985.
Checkerboard Square
St. Louis, MO  63164
Age:  55

W. Bruce McConnel, III*                        Secretary                           Partner of the law firm of
Suite 1100                                                                         Drinker Biddle & Reath LLP,
1345 Chestnut Street                                                               Philadelphia, Pennsylvania
Philadelphia, PA  19107                                                            Since 1977.
Age:  55

Walter B. Grimm*                               Vice President and                  Employee of BISYS Fund
3435 Stelzer Road                              Assistant Treasurer                 Services.
Columbus, OH  43219
Age:  52

David Bunstine                                 Assistant Secretary                 Employee of BISYS Fund
3435 Stelzer Road                                                                  Services.
Columbus, OH  43219
Age:  32

------------------------

* Messrs. Grimm, Winney, McConnel and Bunstine are "interested persons" of the Fund as defined in the 1940 Act.


                  Each Director receives an annual fee of $10,000 plus reimbursement of expenses incurred as a Director. The Chairman of the Board and President of the Fund receives an additional annual fee of $5,000 for his services in these capacities. For the fiscal year ended November 30, 1997, the Fund paid or accrued for the account of its directors as a group, for services in all capacities, a total of $65,000. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Fund. As of the date of this Statement of Additional

Information, the directors and officers of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund.

                  The following chart provides certain information about the fees received by the Fund's directors for their services as members of the Board of Directors and committees thereof for the fiscal year ended November 30, 1997:


                                                              PENSION OR
                                                              RETIREMENT                   TOTAL
                                     AGGREGATE             BENEFITS ACCRUED            COMPENSATION
                                    COMPENSATION           AS PART OF FUND           FROM THE FUND AND
     NAME OF DIRECTOR**            FROM THE FUND               EXPENSE                 FUND COMPLEX*
     ------------------            -------------           ----------------          -----------------
Jerry V. Woodham                      $15,000                    N/A                      $15,000
Robert M. Cox, Jr.                    $10,000                    N/A                      $10,000
Joseph J. Hunt                        $10,000                    N/A                      $10,000
James C. Jacobsen                     $10,000                    N/A                      $10,000
Donald E. Kiernan***                   $5,000                    N/A                       $5,000
Lyle L. Meyer***                       $5,000                    N/A                       $5,000
Ronald D. Winney                      $10,000                    N/A                      $10,000


*    The "Fund Complex" consists solely of the Fund.

** Messrs. Brandt and Moore were not directors of the Fund as of November 30, 1997.

*** Messrs. Kiernan and Meyer each resigned as directors of the Fund on April 3, 1997 and September 17, 1997, respectively.


INVESTMENT ADVISORY, SUB-ADVISORY AND ADMINISTRATION AGREEMENTS

                 MVA serves as investment adviser to each Portfolio. In addition, Clay Finlay serves as sub-adviser to the International Equity Portfolio. Pursuant to the advisory and sub-advisory agreements, MVA and Clay Finlay have agreed to provide investment advisory and sub-investment advisory services, respectively, as described in the Portfolios' Prospectuses. MVA and Clay Finlay have agreed to pay all expenses incurred by them in connection with their activities under their respective agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Portfolios.

                 The investment advisory agreement (and sub-advisory agreement for the International Equity Portfolio) provide that MVA and Clay Finlay, respectively, shall not be liable for any error of judgment or mistake of law or for any loss suffered in connection with the performance of their respective agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder.

                 Under its administration agreement with the Fund, BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator. The Administrator has agreed to maintain office facilities for the Portfolios, furnish the Portfolios with statistical and research data, clerical, accounting, and certain bookkeeping services, stationery and office supplies, and certain other services required by the Portfolios, and to compute the net asset value and net income of the Portfolios. The Administrator prepares annual and semi-annual reports to the SEC on Form N-SAR, compiles data for and prepares federal and state tax returns and required tax filings other than those required to be made by the Fund's custodian and transfer agent, prepares the Fund's compliance filings with state securities commissions, maintains the registration or qualification of shares for sale under the securities laws of any state in which the Fund's shares shall be registered, assists in the preparation of annual and semi-annual reports to shareholders of record, participates in the periodic updating of the Fund's Registration Statement, prepares and assists in the timely filing of notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act, arranges for and bears the cost of processing share purchase, exchange and redemption orders, keeps and maintains the Portfolios' financial accounts and records including calculation of daily expense accruals, monitors compliance procedures for each of the classes of the Fund's Portfolios with each Portfolio's investment objective, policies and limitations, tax matters, and applicable laws and regulations, and generally assists in all aspects of the Portfolios' operations. The Administrator bears all expenses in connection with the performance of its services, except that a Portfolio bears any expenses incurred in connection with any use of a pricing service to value portfolio securities. (See "Net Asset Value -- Equity and Bond Portfolios" above).

                 From time to time, MVA and the Administrator may voluntarily waive a portion or all of their respective fees otherwise payable to them with respect to the Fund's Portfolios in order to increase the net income available for distribution to shareholders. For the fiscal year or period ended November 30, 1997, MVA (and with respect to the Growth Equity Portfolio, the predecessor adviser) was paid advisory fees, after waivers, as follows:

                                                      FEES PAID
    PORTFOLIOS                                     (AFTER WAIVERS)        WAIVERS
    ----------                                     ---------------       ---------
The ARCH Treasury Money Market Portfolio            $  544,658          $  132,471
The ARCH Money Market Portfolio                     $3,205,706          $  734,416
The ARCH Tax-Exempt Money Market Portfolio          $  518,456          $   74,067
The ARCH U.S. Government Securities                 $  357,824          $        0
Portfolio
The ARCH Intermediate Corporate Bond                $        0          $  175,432
Portfolio(1)
The ARCH Bond Index Portfolio(1)                    $        0          $  312,722
The ARCH Government & Corporate Bond                $  743,332          $        0
Portfolio
The ARCH Short-Intermediate Municipal               $        0          $  160,035
Portfolio
The ARCH Missouri Tax-Exempt Bond                   $  414,195          $        0
Portfolio
The ARCH National Municipal Bond Portfolio          $        0          $1,812,782
The ARCH Equity Income Portfolio(2)                 $        0          $  681,294
The ARCH Equity Index Portfolio(3)                  $        0          $   51,115
The ARCH Growth & Income Equity Portfolio           $2,392,991          $        0
The ARCH Growth Equity Portfolio(4)                 $   86,057          $        0
The ARCH Small Cap Equity Portfolio                 $1,783,322          $        0
The ARCH International Equity Portfolio             $  590,822          $   50,950
The ARCH Balanced Portfolio                         $  885,481          $        0



----------------------

1. For the period from commencement of operations (February 10, 1997) through November 30, 1997.

2. For the period from commencement of operations (March 7, 1997) through November 30, 1997.

3. For the period from commencement of operations (May 1, 1997) through November 30, 1997.

4.   For the period October 1, 1997 through November 30, 1997.


                 For the fiscal year or period ended November 30, 1996, MVA was paid advisory fees, after waivers, as follows:

                                                      FEES PAID
    PORTFOLIOS                                     (AFTER WAIVERS)        WAIVERS
    ----------                                     ---------------        -------
The ARCH Treasury Money Market Portfolio             $  882,177          $179,300
The ARCH Money Market Portfolio                      $2,787,213          $628,005
The ARCH Tax-Exempt Money Market Portfolio           $  334,446          $ 47,714
The ARCH U.S. Government Securities
Portfolio                                            $  280,649          $      0
The ARCH Government & Corporate Bond
Portfolio                                            $  674,595          $      0
The ARCH Short-Intermediate Municipal
Portfolio                                            $        0          $147,782
The ARCH Missouri Tax-Exempt Bond
Portfolio                                            $  327,773          $      0
The ARCH National Municipal Bond Portfolio(1)        $        0          $ 70,262
The ARCH Growth & Income Equity Portfolio            $2,231,228          $      0
The ARCH Small Cap Equity Portfolio                  $1,556,817          $     62
The ARCH International Equity Portfolio              $  393,668          $140,840
The ARCH Balanced Portfolio                          $  950,916          $      0

----------------------

1. For period from commencement of operations (November 18, 1996) through November 30, 1996.


                 For the fiscal year or period ended November 30, 1995, MVA was paid advisory fees, after waivers, as follows:


                                                     FEES PAID
    PORTFOLIOS                                    (AFTER WAIVERS)         WAIVERS
    ----------                                    ---------------         -------
The ARCH Treasury Money Market Portfolio             $  795,911          $124,279
The ARCH Money Market Portfolio                      $2,202,658          $314,865
The ARCH Tax-Exempt Money Market Portfolio(1)        $  161,659          $ 23,094
The ARCH U.S. Government Securities                  $  208,179          $      0
Portfolio
The ARCH Government & Corporate Bond                 $  660,877          $      0
Portfolio
The ARCH Short-Intermediate Municipal                $        0          $ 38,167
Portfolio(2)
The ARCH Missouri Tax-Exempt Bond(1)                 $  156,100          $      0
Portfolio

                                                     FEES PAID
    PORTFOLIOS                                    (AFTER WAIVERS)      WAIVERS
    ----------                                    ---------------      -------
The ARCH Growth & Income Equity Portfolio          $1,736,792          $     0
The ARCH Small Cap Equity Portfolio                $  962,984          $     0
The ARCH International Equity Portfolio            $  239,167          $78,752
The ARCH Balanced Portfolio                        $  775,992          $     0


------------------------

1    For the six-month period ended November 30, 1995.

2 For the period from commencement of operations (July 10, 1995) through November 30, 1995.

                  For the year ended May 31, 1995, the Predecessor Tax-Exempt Money Market and Predecessor Missouri Tax-Exempt Bond Portfolios paid MVA advisory fees, after waivers, as follows:

                                               FEES PAID
    PORTFOLIOS                              (AFTER WAIVERS)                        WAIVERS
    ----------                              ---------------                        -------
                                                  1995                               1995
                                                  ----                               ----
The Predecessor Tax-Exempt
Money Market Portfolio                          $327,584                           $93,173

The Predecessor Missouri Tax-
Exempt Bond Portfolio                           $230,777                           $91,762


                  For the fiscal year ended September 30, 1997, MVA (and the predecessor adviser, Mark Twain Bank) earned advisory fees of $468,080 with respect to the Predecessor Growth Equity Portfolio, of which $0 was waived. For the fiscal years ended September 30, 1996 and 1995, Mark Twain Bank earned advisory fees of $368,254 and $253,371, respectively with respect to the Predecessor Growth Equity Portfolio, of which $13,853 and $15,785, respectively, were waived.


                  For the fiscal year or period ended November 30, 1997, the Administrator (and with respect to the Growth Equity Portfolio, the predecessor administrator) was paid administration fees, after waivers, as follows:

                                                      FEES PAID
    PORTFOLIOS                                     (AFTER WAIVERS)        WAIVERS
    ----------                                     ---------------        -------
The ARCH Treasury Money Market Portfolio             $  217,115          $121,453
The ARCH Money Market Portfolio                      $1,226,946          $743,132
The ARCH Tax-Exempt Money Market Portfolio           $  148,129          $      0
The ARCH U.S. Government Securities                  $   79,519          $ 79,515
Portfolio
The ARCH Intermediate Corporate Bond                 $   17,544          $ 46,250
Portfolio(1)
The ARCH Bond Index Portfolio(1)                     $  104,243          $104,239
The ARCH Government & Corporate Bond                 $  165,196          $165,189
Portfolio
The ARCH Short-Intermediate Municipal                $   29,098          $ 29,097
Portfolio
The ARCH Missouri Tax-Exempt Bond                    $   92,046          $ 92,042
Portfolio
The ARCH National Municipal Bond Portfolio(1)        $  181,277          $478,060
The ARCH Equity Income Portfolio(2)                  $   49,963          $131,717
The ARCH Equity Index Portfolio(3)                   $   17,039          $ 17,038
The ARCH Growth & Income Equity Portfolio            $  435,186          $435,169
The ARCH Growth Equity Portfolio(4)                  $   16,610          $  1,287
The ARCH Small Cap Equity Portfolio                  $  237,783          $237,775
The ARCH International Equity Portfolio              $   75,322          $ 54,941
The ARCH Balanced Portfolio                          $  118,068          $118,063


----------------------

1. For the period from commencement of operations (February 10, 1997) through November 30, 1997.

2. For the period from commencement of operations (March 7, 1997) through November 30, 1997.

3. For the period from commencement of operations (May 1, 1997) through November 30, 1997.

4.   For the period October 1, 1997 through November 30, 1997.

                  For the fiscal year or period ended November 30, 1996, the Administrator was paid administration fees, after waivers, as follows:

                                                    FEES PAID
    PORTFOLIOS                                    (AFTER WAIVERS)        WAIVERS
    ----------                                    ---------------        -------
The ARCH Treasury Money Market Portfolio            $  304,595          $196,144
The ARCH Money Market Portfolio                     $1,055,556          $652,053
The ARCH Tax-Exempt Money Market Portfolio          $   95,540          $      0
The ARCH U.S. Government Securities
Portfolio                                           $   62,335          $ 62,398
The ARCH Government & Corporate Bond
Portfolio                                           $  149,866          $149,916
The ARCH Short-Intermediate Municipal
Portfolio                                           $   26,854          $ 26,878
The ARCH Missouri Tax-Exempt Bond
Portfolio                                           $   72,831          $ 72,846
The ARCH National Municipal Bond                    $    7,016          $ 18,530
Portfolio(1)
The ARCH Growth & Income Equity Portfolio           $  405,497          $405,859
The ARCH Small Cap Equity Portfolio                 $  207,502          $207,666
The ARCH International Equity Portfolio             $   80,098          $ 26,804
The ARCH Balanced Portfolio                         $  126,789          $126,784

----------------------

1. For period from commencement of operations (November 18, 1996) through November 30, 1996.

         For the fiscal year or period ended November 30, 1995, the Administrator was paid administration fees, after waivers, as follows:

                                               FEES PAID
    PORTFOLIOS                              (AFTER WAIVERS)       WAIVERS
    ----------                              ---------------       -------
The ARCH Treasury Money Market
Portfolio                                      $230,049          $230,045
The ARCH Money Market Portfolio                $629,331          $629,431
The ARCH Tax-Exempt Money Market
Portfolio(1)                                   $ 46,188          $      0
The ARCH U.S. Government Securities
Portfolio                                      $ 46,262          $ 46,322
The ARCH Government & Corporate Bond
Portfolio                                      $146,859          $147,087
The ARCH Short-Intermediate Municipal
Portfolio(2)                                   $  6,965          $  6,914

                                               FEES PAID
    PORTFOLIOS                              (AFTER WAIVERS)       WAIVERS
    ----------                              ---------------       -------
The ARCH Missouri Tax-Exempt Bond
Portfolio(1)                                   $ 34,689          $ 34,808
The ARCH Growth & Income Equity
Portfolio                                      $315,754          $316,168
The ARCH Small Cap Equity Portfolio            $128,398          $128,825
The ARCH International Equity Portfolio        $ 47,635          $ 15,949
The ARCH Balanced Portfolio                    $103,465          $103,589

---------------

     1    For the six-month period ended November 30, 1995.

     2 For the period from commencement of operations (July 10, 1995) through November 30, 1995

                  For the year ended May 31, 1995, the Predecessor TaxExempt Money Market and Predecessor Missouri Tax-Exempt Bond Portfolios paid the Administrator administration fees, after waivers, as follows:

                                                FEES PAID
                     PORTFOLIOS              (AFTER WAIVERS)           WAIVERS
                     ----------              ---------------           -------
                                                   1995                 1995
                                                   ----                 ----
The Predecessor Tax-Exempt Money
Market Portfolios                                $105,189                 $0

The Predecessor Missouri Tax-
Exempt Bond Portfolio                            $143,351              $71,654

         For the fiscal years ended September 30, 1997, 1996 and 1995, Federated Administrative Services, the former administrator of the Predecessor Growth Equity Portfolio, earned administrative fees of $90,965, $71,420 and $52,746, respectively.

         The Small Cap Equity Index Portfolio had not commenced operations as of November 30, 1997.

CUSTODIAN AND TRANSFER AGENT


                  Mercantile Bank is Custodian of the Portfolios' assets pursuant to a Custodian Agreement. Under the Custodian Agreement, Mercantile Bank has agreed to (i) maintain a separate account or accounts in the name of each Portfolio; (ii) receive and disburse money on behalf of each Portfolio;
(iii) collect and receive all income and other payments and distributions on account of each Portfolio's portfolio securities; (iv) respond to correspondence relating to its duties; and (v) make periodic reports to the Fund's Board of Directors concerning the operations of each Portfolio. Mercantile Bank may, at its own expense, open and maintain a custody account or accounts on behalf of each Portfolio with other banks or trust companies, provided that Mercantile Bank shall remain liable for the performance of all of its custodial duties under the Custodian Agreement, notwithstanding any delegation. Mercantile Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Portfolios, provided that Mercantile Bank shall remain responsible for the performance of all of its duties under the Custodian Agreement and shall hold the Fund harmless from the acts and omissions of any bank or trust company servicing as sub-custodian.


                  In the opinion of the staff of the SEC, since the Custodian is an affiliate of the investment adviser, the Fund and the Custodian are subject to the requirements of Rule 17f-2 under the 1940 Act. Accordingly the Fund and the Custodian intend to comply with the requirements of such rule.


                  Pursuant to the Custodian Agreement with the Fund, each Portfolio pays Mercantile Bank an annual fee. For each Money Market Portfolio this fee is paid monthly and calculated daily at the rate of $.125 for each $1,000 of each such Portfolio's average daily net assets plus, in the case of the Tax-Exempt Money Market Portfolio only, $50 for each interest collection or claim item. For the Equity and Bond Portfolios (except the International Equity Portfolio), this fee, which is paid monthly, is calculated as the greater of $6,000 or $.30. For the International Equity Portfolio, this fee, which is calculated daily and paid monthly, is .17% of the Portfolio's average daily net assets for the first $50 million; .155% of the Portfolio's average daily net assets for the next $50 million; .13% of the Portfolio's average daily net assets for the next $150 million; and .105% of the Portfolio's average daily net assets thereafter. Each Equity and Bond Portfolio also pays $15.00 for each purchase, sale or delivery of a security upon its maturity date, $50.00 for each interest collection or claim item, $20.00 for each transaction involving GNMA, tax-free or other non-depository registered items with monthly dividends or interest, $30.00 for each purchase, sale or expiration of an option contract, $50.00 for each purchase, sale or expiration of a futures contract, and $15.00 for each repurchase trade with an institution other than Mercantile Bank. In addition, each Portfolio pays Mercantile Bank's incremental costs in providing foreign custody services for any foreign-denominated and foreign-held securities and reimburses Mercantile Bank for out-of-pocket expenses related to such services.

                  BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent (in those capacities, the "Transfer Agent") pursuant to a Transfer Agency Agreement. Under the Agreement, the Transfer Agent has agreed to (i) process shareholder purchase and redemption orders; (ii) maintain shareholder records for each of the Portfolios' shareholders; (iii) process transfers and exchanges of shares of the Portfolios;
(iv) issue periodic statements for each of the Portfolios' shareholders; (v) process dividend payments and reinvestments; (vi) assist in the mailing of shareholder reports and proxy solicitation materials; and (vii) make periodic reports to the Fund's Board of Directors concerning the operations of each Portfolio.

DISTRIBUTION AND SERVICE ORGANIZATIONS


                  BISYS Fund Services (the "Distributor"), an affiliate of the Administrator, serves as the Distributor of the Portfolios' shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, sells shares of the Portfolios on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares. With respect to each Portfolio's Trust Shares and Institutional Shares, no compensation is payable by the Fund to the Distributor for distribution services. The Distributor is entitled to the payment of a front-end sales charge on the sale of Investor A Shares of the Equity and Bond Portfolios as described in the Prospectus for such shares. For the fiscal years ended November 30, 1997, 1996 and 1995, the Distributor received front-end sales charges in connection with Investor A share purchases as follows: U.S. Government Securities Portfolio -- $2,052, $823 and $6,238, respectively; Government & Corporate Bond Portfolio -- $9,635, $4,655 and $10,250, respectively; Missouri Tax-Exempt Bond Portfolio -- $46,690, $23,210 and $45,981, respectively; Growth & Income Equity Portfolio -- $167,110, $74,288 and $96,851, respectively; Small Cap Equity Portfolio -- $33,777, $18,763 and $60,626, respectively; and Balanced Portfolio -- $20,227, $2,705 and $7,442, respectively. For the fiscal years ended November 30, 1997, 1996 and 1995, the Distributor received front-end sales charges in connection with Investor A share purchases of the International Equity Portfolio of $18,258, $11,417 and $14,251. For the fiscal years ended November 30, 1997, 1996 and the period July 10, 1995 (commencement of operations) through November 30, 1995, the Distributor received front-end sales charges in connection with Investor A Share purchases of the Short-Intermediate Municipal Portfolio of $0, $0 and $0. For the fiscal year ended November 30, 1997 and the period November 18, 1996 (commencement of operations) through November 30, 1996, the Distributor received front-end sales charges in connection with Investor A Share purchases of the National Municipal Bond

Portfolio of $4,340 and $0, respectively. For the period February 10, 1997 (commencement of operations) through November 30, 1997, the Distributor received front-end sales charges in connection with Investor A Shares of the Intermediate Corporate Bond Portfolio and Bond Index Portfolio of $1,114 and $13, respectively. For the period March 7, 1997 (commencement of operations) through November 30, 1997, the Distributor received front-end sales charges in connection with Investor A Shares of the Equity Income Portfolio of $829. For the period May 1, 1997 (commencement of operations) through November 30, 1997, the Distributor received front-end sales charges in connection with Investor A Shares of the Equity Index Portfolio of $3,003. For the period November 21, 1997 (date Predecessor Growth Equity Portfolio reorganized into the Growth Equity Portfolio) through November 30, 1997, the Distributor received front-end sales charges in connection with Investor A Shares of the Growth Equity Portfolio of $0. Of these amounts, the Distributor retained $0, $126 and $784, respectively, and MVA and affiliates retained $310, $385 and $2,101, respectively, with respect to the U.S. Government Securities Portfolio; the Distributor retained $0, and MVA and affiliates retained $0 with respect to the Intermediate Corporate Bond Portfolio; the Distributor retained $0, and MVA and affiliates retained $0 with respect to the Bond Index Portfolio; the Distributor retained $0, $0 and $1,354, respectively, and MVA and affiliates retained $6,721, $3,535 and $8,711, respectively, with respect to the Government & Corporate Bond Portfolio; the Distributor retained $23, $416 and $6,400, respectively, and MVA and affiliates retained $4,700, $5,850 and $9,735, respectively, with respect to the Missouri Tax-Exempt Bond Portfolio; the Distributor retained $45, and MVA and affiliates retained $466 with respect to the Equity Income Portfolio; the Distributor retained $0, and MVA and affiliates retained $25 with respect to the Equity Index Portfolio; the Distributor retained $2,387, $1,850 and $11,647, respectively, and MVA and affiliates retained $56,664, $27,769 and $27,761, respectively, with respect to the Growth & Income Equity Portfolio; the Distributor retained $0, and MVA and affiliates retained $0 with respect to the Growth Equity Portfolio; the Distributor retained $184, $192 and $7,085, respectively, and MVA and affiliates retained $9,915, $10,277 and $15,259, respectively, with respect to the Small Cap Equity Portfolio; the Distributor retained $67, $92 and $871, respectively, and MVA and affiliates retained $9,419, $1,311 and $2,721, respectively, with respect to the Balanced Portfolio; the Distributor retained $0, $1 and $1,626, respectively, and MVA and affiliates retained $7,433, $8,226 and $5,431, respectively, with respect to the International Equity Portfolio; the Distributor retained $0, $0 and $0, respectively, and MVA and affiliates retained $0, $0 and $0, respectively, with respect to the Short-Intermediate Municipal Portfolio; and the Distributor retained $0 and $0 and

MVA and affiliates retained $0 and $0 with respect to the National Municipal Bond Portfolio.

                  The Distributor is also entitled to the payment of contingent deferred sales charges upon the redemption of Investor B Shares of the Portfolios. For the fiscal years ended November 30, 1997 and 1996 and the period from March 1, 1995 (date of their initial public offering) through November 30, 1995, the Distributor received contingent deferred sales charges in connection with Investor B share redemptions as follows: Money Market Portfolio -- $0, $0 and $0; U.S. Government Securities Portfolio -- $8,968, $3,640 and $135; Government and Corporate Bond Portfolio -- $4,075, $4,258 and $1,246; Missouri Tax-Exempt Bond Portfolio -- $61,906, $1,763 and $7; Growth and Income Equity Portfolio -- $121,999, $30,345 and $209; Small Cap Equity Portfolio -- $12,870, $7,267 and $253; International Equity Portfolio -- $8,191 $5,763 and $0; and Balanced Portfolio -- $9,311 and $1,216. For the fiscal year ended November 30, 1997 and the period November 18, 1996 (commencement of operations) through November 30, 1996, the Distributor received $34,256 and $0 in contingent deferred sales charges in connection with Investor B Share redemptions of the National Municipal Bond Portfolio. For the period March 7, 1997 (commencement of operations) through November 30, 1997, the Distributor received $10,382 in contingent deferred sales charges in connection with Investor B Share redemptions of the Equity Income Portfolio. For the period November 21, 1997 (date Predecessor Growth Equity Portfolio reorganized into the Growth Equity Portfolio) through November 30, 1997, the Distributor received $0 in contingent deferred sales charges in connection with Investor B Share redemptions of the Growth Equity Portfolio. All such amounts were assigned to MVA pursuant to the financing arrangement between the Distributor and MVA described below under "The Plans -- Distribution and Services Plans."


                  The following table shows all sales charges, commissions and other compensation received by the Distributor directly or indirectly from the Fund's Portfolios during the fiscal year ended November 30, 1997:

                                                                   BROKERAGE
                                                                COMMISSIONS IN
                            NET UNDERWRITING   COMPENSATION ON  CONNECTION WITH
                             DISCOUNTS AND     REDEMPTION AND      PORTFOLIO         OTHER
PORTFOLIO(4)                 COMMISSIONS(1)     REPURCHASE(2)    TRANSACTIONS    COMPENSATION(3)
------------                 --------------     -------------    ------------    ---------------
Treasury Money                  $      0          $      0            $0          $  227,021
  Market

Money Market                    $      0          $      0            $0          $1,348,039

Tax-Exempt Money                $      0          $      0            $0          $   80,133
  Market

U.S. Government                 $  1,102          $  8,968            $0          $   37,818
  Securities

Intermediate Corporate          $  1,114          $      0            $0          $        0
  Bond

Bond Index                      $     13          $      0            $0          $       59

Government &                    $ 13,710          $  4,075            $0          $   66,619
  Corporate Bond

Short-Intermediate              $      0          $      0            $0          $      136
  Municipal

Missouri Tax-                   $108,596          $ 61,906            $0          $   57,835
  Exempt Bond

National Municipal              $ 38,596          $ 34,256            $0          $    1,390
Bond

Equity Income                   $ 11,211          $ 10,382            $0          $      384

Equity Index                    $      0          $      0            $0          $        0

Growth & Income                 $289,109          $121,999            $0          $  419,026
  Equity

Growth Equity                   $      0          $      0            $0          $    1,749

Small Cap Equity                $ 46,674          $ 12,897            $0          $  152,069

International                   $ 26,449          $  8,191            $0          $   33,617
  Equity

Balanced                        $ 29,538          $  9,311            $0          $  210,155



(1) Represents amounts received from front-end sales charges on Investor A Shares and commissions received in connection with sales of Investor B Shares.

(2) Represents amounts received from contingent deferred sales charges on Investor B Shares. The basis on which such sales charges are paid is described in the Prospectus relating to Investor B Shares. All such amounts were assigned to MVA pursuant to the financing arrangements between the Distributor and MVA described below.

(3) Represents payments made under the Administrative Services Plans and Distribution and Services Plans that have been adopted by the Fund (see discussion below).

(4) The Small Cap Equity Index Portfolio had not commenced operations as of November 30, 1997.

THE PLANS

                  DISTRIBUTION AND SERVICES PLANS. As described in the Prospectuses, the Fund has adopted separate Distribution and Services Plans with respect to S Shares, Investor A Shares and Investor B Shares of the Portfolios pursuant to the 1940 Act and Rule 12b-1 thereunder. Any material amendment to either of these Plans or arrangements with the Distributor or Service Organizations (which may include affiliates of the Fund's Adviser) must be approved by a majority of the Board of Directors, including a majority of the directors who are not "interested persons" of the Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors") and by a majority of the S Shares, Investor A Shares or Investor B Shares, respectively, of the Portfolio. Pursuant to the Plans, the Fund may enter into Servicing Agreements with broker-dealers and other organizations ("Servicing Agreements") that purchase S Shares, Investor A Shares or Investor B Shares of a Portfolio. The Servicing Agreements provide that the Servicing Organizations will render certain shareholder administrative support services to their customers who are the record or beneficial owners of S Shares, Investor A Shares or Investor B Shares. Services provided pursuant to the Servicing Agreements may include such services as providing information periodically to customers showing their positions in S Shares, Investor A Shares or Investor B Shares and monitoring services for their customers who have invested in S Shares, Investor A Shares or Investor B Shares, including the operation of telephone lines for daily quotations of return information.

                  Service Organizations and other broker/dealers receive commissions from the Distributor for selling Investor B Shares, which are paid at the time of the sale. These commissions approximate the commissions payable with respect to sales of Investor A Shares. The distribution fees payable under the Distribution and Services Plan for Investor B Shares (at an annual rate of
 .75%) are intended to cover the expense to the Distributor of paying such up-front commissions, and the contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor B Shares are redeemed prior to the expiration of the eight year period, after which Investor B Shares automatically convert to Investor A Shares. To provide funds for the payment of up-front sales commissions, the Distributor has entered into an agreement with MVA pursuant to which MVA provides funds for the payment of commissions and other fees payable to Service Organizations and broker/dealers who sell Investor B Shares. Under the terms of that agreement, the Distributor has assigned to MVA the fees which may be payable from time to time to the Distributor under the Distribution and Services Plan for Investor B Shares and the contingent deferred sales charges payable to the Distributor with respect to Investor B Shares.

                  ADMINISTRATIVE SERVICES PLANS. As stated in the applicable Prospectuses, separate Administrative Services Plans have been adopted with respect to Trust Shares and Institutional Shares of the Portfolios. Pursuant to each Plan and the Distribution and Services Plans described above, the Fund may enter into Servicing Agreements with banks, trust departments, and other financial institutions ("Trust Servicing Agreements") and with broker-dealers and other organizations ("Servicing Agreements") that purchase Trust Shares, Institutional Shares, S Shares, Investor A Shares or Investor B Shares of a Portfolio, respectively. The Servicing Agreements provide that the Service Organizations will render certain shareholder administrative support services to their customers who are the record or beneficial owners of Trust Shares, Institutional Shares, S Shares, Investor A Shares or Investor B Shares, respectively. Services provided pursuant to the Servicing Agreements may include some or all of the following services: (i) processing dividend and distribution payments from the Portfolios on behalf of customers; (ii) providing information periodically to customers showing their positions in Trust, Institutional, Investor A Shares, Investor B Shares or S Shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by the particular Service Organization; (v) providing sub-accounting with respect to shares owned of record or beneficially by customers or the information necessary for sub-accounting; (vi) as required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (vii) forwarding to customers proxy statements and proxies containing any proposals regarding Servicing Agreements or the related Plan; (viii) aggregating and processing purchase, redemption, and exchange requests from customers and placing net purchase and redemption orders with the Fund's Distributor; (ix) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(x) maintaining records relating to each customer's share transactions; (xi) with respect to S Shares, developing, maintaining and operating systems necessary to support sweep accounts; or (xii) other similar services if requested by the Fund and permitted by law. In addition, Service Organizations may also provide dedicated facilities and equipment in various local locations to serve the needs of investors, including walk-in facilities, 800 numbers, and communication systems to handle shareholder inquiries, and in connection with such facilities, provide on-site management personnel and monitoring services for their customers who have invested in Investor A, Investor B Shares or S Shares, including the operation of telephone lines for daily quotations of return information.

                  For the fiscal year or period ended November 30, 1997, pursuant to the Distribution and Services Plan for Investor A Shares, the Portfolios (other than the Small Cap Equity Index Portfolio, which had not commenced operations as of November 30, 1997) were charged the following amounts:


                   DISTRIBUTION AND SERVICES PLAN - INVESTOR A SHARES
                   --------------------------------------------------

                                                       AMOUNT PAID                  AMOUNT PAID
                                                         TO THE      AMOUNT PAID   TO AFFILIATES
PORTFOLIOS                           TOTAL CHARGED     DISTRIBUTOR     TO MVA          OF MVA
----------                           -------------     -----------   -----------   -------------
Tax-Exempt Money Market                 $ 42,059          $    0          $0          $84,646

Treasury Money Market                   $  8,179          $    0          $0          $ 1,619

Money Market                            $273,753          $    0          $0          $16,137

U.S. Government Securities              $ 17,371          $  539          $0          $13,712

Intermediate Corporate Bond(1)          $    238          $  119          $0          $     0

Bond Index(1)                           $     41          $   23          $0          $    18

Government & Corporate Bond             $ 14,162          $  997          $0          $11,390

Short-Intermediate Municipal            $    136          $  113          $0          $    23
Bond

Missouri Tax-Exempt Bond                $ 47,923          $1,260          $0          $22,777

National Municipal Bond                 $  1,035          $  527          $0          $    48

Equity Income(2)                        $    207          $   94          $0          $    61

Equity Index(3)                         $    102          $    2          $0          $     0

Growth & Income Equity                  $123,042          $1,918          $0          $70,945

Growth Equity(4)                        $ 26,716          $1,586          $0          $     0

Small Cap Equity                        $ 40,825          $1,187          $0          $21,467

International Equity                    $  8,493          $1,252          $0          $ 3,434

Balanced                                $ 30,314          $  356          $0          $23,870


----------------------

1. For the period from commencement of operations (February 10, 1997) through November 30, 1997.

2. For the period from commencement of operations (March 7, 1997) through November 30, 1997.

3. For the period from commencement of operations (May 1, 1997) through November 30, 1997.

4.   For the period October 1, 1997 through November 30, 1997.


                  For the fiscal year or period ended November 30, 1996, pursuant to the Distribution and Services Plan for Investor A Shares, the Portfolios were charged the following amounts:

               DISTRIBUTION AND SERVICES PLAN - INVESTOR A SHARES
               --------------------------------------------------

                                                     AMOUNT PAID                   AMOUNT PAID
                                                        TO THE      AMOUNT PAID  TO AFFILIATES
PORTFOLIOS                          TOTAL CHARGED     DISTRIBUTOR     TO MVA         OF MVA
----------                          -------------     -----------   -----------  -------------
Tax-Exempt Money Market               $ 24,086          $    0          $0          $  1,266

Treasury Money Market                 $  9,337          $    0          $0          $  1,627

Money Market                          $177,403          $    0          $0          $ 15,254

U.S. Government Securities            $ 22,999          $  449          $0          $ 18,329

Government & Corporate Bond           $ 15,982          $  171          $0          $ 13,764

Short-Intermediate Municipal

Missouri Tax-Exempt Bond              $ 49,325          $  968          $0          $ 25,344

National Municipal Bond(1)            $      0          $    0          $0          $      0

Growth & Income Equity                $ 93,577          $2,342          $0          $570,505

Small Cap Equity                      $ 40,775          $1,453          $0          $ 21,908

International Equity                  $  6,144          $1,105          $0          $  2,047

Balanced                              $ 24,704          $  235          $0          $ 19,050

----------------------

1. For period from commencement of operations (November 18, 1996) through November 30, 1996.

                  All amounts paid under the Distribution and Services Plan for Investor A Shares for the fiscal years/period ended November 30, 1997 and 1996 were attributable to payments to broker-dealers. For the fiscal years ended November 30, 1997 and 1996, no brokers of record waived fees.

                  For the fiscal year or period ended November 30, 1997, pursuant to the Distribution and Services Plan for Investor B Shares of the CDSC Portfolios, the CDSC Portfolios were charged the following amounts:

              DISTRIBUTION AND SERVICES PLAN - INVESTOR B SHARES
              --------------------------------------------------

                                                 AMOUNT PAID                   AMOUNT PAID
                                                   TO THE       AMOUNT PAID TO AFFILIATES
PORTFOLIOS                         TOTAL CHARGED DISTRIBUTOR      TO MVA        OF MVA
----------                         ------------- -----------    ----------- --------------
Treasury Money Market                $     0          $0          $     0          $0

Money Market                         $   701          $0          $   701          $0

Tax-Exempt Money Market              $     0          $0          $     0          $0

U.S. Government Securities           $ 4,527          $0          $ 4,527          $0

Government & Corporate Bond          $ 5,575          $0          $ 5,575          $0

Missouri Tax-Exempt Bond             $ 9,912          $0          $ 9,912          $0

National Municipal Bond              $   355          $0          $   355          $0

Equity Income                        $   177          $0          $   177          $0

Growth & Income Equity               $50,649          $0          $50,649          $0

Growth Equity                        $     0          $0          $     0          $0

Small Cap Equity                     $14,130          $0          $14,130          $0

International Equity                 $ 5,251          $0          $ 5,251          $0

Balanced                             $ 4,370          $0          $ 4,370          $0


                  For the fiscal year or period ended November 30, 1996, pursuant to the Distribution and Services Plan for Investor B Shares of the CDSC Portfolios, the CDSC Portfolios were charged the following amounts:


                DISTRIBUTION AND SERVICES PLAN - INVESTOR B SHARES
                --------------------------------------------------

                                                  AMOUNT PAID                 AMOUNT PAID
                                                    TO THE     AMOUNT PAID   TO AFFILIATES
PORTFOLIOS                         TOTAL CHARGED  DISTRIBUTOR    TO MVA         OF MVA
----------                         -------------  ------------ -----------   -------------
TREASURY MONEY MARKET                 $ 2,321          $0          $0          $ 2,321

Money Market                          $   928          $0          $0          $   928

U.S. Government Securities            $     0          $0          $0          $     0

Government & Corporate Bond           $ 3,184          $0          $0          $ 3,184

SHORT-INTERMEDIATE MUNICIPAL          $     0          $0          $0          $     0

Missouri Tax-Exempt Bond              $ 5,815          $0          $0          $ 5,815

National Municipal Bond               $     0          $0          $0          $     0

Growth & Income Equity                $20,870          $0          $0          $20,870

                                                  AMOUNT PAID                 AMOUNT PAID
                                                    TO THE     AMOUNT PAID   TO AFFILIATES
PORTFOLIOS                         TOTAL CHARGED  DISTRIBUTOR    TO MVA         OF MVA
----------                         -------------  ------------ -----------   -------------


Small Cap Equity                      $9,440          $0          $0          $9,440
International Equity                  $2,543          $0          $0          $2,543
Balanced                              $1,988          $0          $0          $1,988

                  For the fiscal year or period ended November 30, 1997, pursuant to the Administrative Services Plan for Trust Shares, the Portfolios (other than the Small Cap Equity Index Portfolio which had not commenced operations as of November 30, 1997) were charged the following amounts:


                  ADMINISTRATIVE SERVICES PLAN - TRUST SHARES

                                                                                   AMOUNT PAID
                                                      AMOUNT PAID                      TO
                                                         TO THE     AMOUNT PAID     AFFILIATES
PORTFOLIOS                            TOTAL CHARGED   ADMINISTRATOR   TO MVA          OF MVA
----------                            -------------   ------------- -----------    -----------
Treasury Money Market                   $  133,813         $0          $0          $  208,394

Money Market                            $1,019,403          $0          $0          $1,006,433

Tax-Exempt Money Market                 $   38,074          $0          $0          $   38,074

U.S. Government Securities              $        0          $0          $0          $        0

Intermediate Corporate Bond(1)          $        0          $0          $0          $        0

Bond Index(1)                           $        0          $0          $0          $        0

Government & Corporate Bond             $      155          $0          $0          $      155

Short-Intermediate Municipal            $        0          $0          $0          $        0

Missouri Tax-Exempt Bond                $        0          $0          $0          $        0

National Municipal Bond                 $        0          $0          $0          $        0

Equity Income(2)                        $        0          $0          $0          $        0

Equity Index(3)                         $        0          $0          $0          $        0

Growth & Income Equity                  $      850          $0          $0          $      850

Growth Equity(4)                        $        0          $0          $0          $        0

Small Cap Equity                        $        0          $0          $0          $        0

International Equity                    $        0          $0          $0          $        0

Balanced                                $       47          $0          $0          $       47

----------------------

1. For the period from commencement of operations (February 10, 1997) through November 30, 1997.

2. For the period from commencement of operations (March 7, 1997) through November 30, 1997.

3. For the period from commencement of operations (May 1, 1997) through November 30, 1997.

4.   For the period October 1, 1997 through November 30, 1997.

                  For the fiscal year or period ended November 30, 1996, pursuant to the Administrative Services Plan for Trust Shares, the Portfolios were charged the following amounts:

                ADMINISTRATIVE SERVICES PLAN - TRUST SHARES
                -------------------------------------------
                                                                              AMOUNT PAID
                                                  AMOUNT PAID                      TO
                                                     TO THE     AMOUNT PAID    AFFILIATES
PORTFOLIOS                          TOTAL CHARGED ADMINISTRATOR   TO MVA         OF MVA
----------                          ------------- ------------- -----------   ------------
Treasury Money Market                 $151,479          $0          $0          $151,479
Money Market                          $565,091          $0          $0          $517,174
Tax-Exempt Money Market               $ 19,823          $0          $0          $ 19,823
U.S. Government Securities            $      0          $0          $0          $      0
Government & Corporate Bond           $    157          $0          $0          $    157
Short-Intermediate Municipal          $      0          $0          $0          $      0
Missouri Tax-Exempt Bond              $      0          $0          $0          $      0
National Municipal Bond               $      0          $0          $0          $      0
Growth & Income Equity                $    546          $0          $0          $    546
Small Cap Equity                      $      0          $0          $0          $      0
International Equity                  $      0          $0          $0          $      0
Balanced                              $     40          $0          $0          $     40

                  For the fiscal year ended November 30, 1997, pursuant to the Administrative Services Plan for Institutional shares, the Portfolios (other than the Small Cap Equity Index Portfolio which had not commenced operations as of November 30, 1997) paid the following amounts:

              ADMINISTRATIVE SERVICES PLAN - INSTITUTIONAL SHARES
              ---------------------------------------------------

                                                                              AMOUNT PAID
                                                 AMOUNT PAID                      TO
                                                    TO THE     AMOUNT PAID    AFFILIATES
PORTFOLIOS                        TOTAL CHARGED  ADMINISTRATOR   TO MVA         OF MVA
----------                        -------------  ------------- -----------    -----------
Treasury Money Market                $    871          $0          $0          $ 10,448
Money Market                         $ 54,182          $0          $0          $ 54,182
U.S. Government Securities           $ 15,920          $0          $0          $ 15,920
Intermediate Corporate Bond          $      0          $0          $0          $      0
Bond Index                           $     18          $0          $0          $     18
Government & Corporate Bond          $ 46,727          $0          $0          $ 46,727
Equity Income                        $      0          $0          $0          $      0
Equity Index                         $      0          $0          $0          $      0
Growth & Income Equity               $244,485          $0          $0          $244,485
Growth Equity                        $      0          $0          $0          $      0
Small Cap Equity                     $ 97,114          $0          $0          $ 97,114
International Equity                 $ 19,873          $0          $0          $ 19,873
Balanced                             $175,424          $0          $0          $175,424


                  For the fiscal year ended November 30, 1996, pursuant to the Administrative Services Plan for Institutional shares, the Portfolios paid the following amounts:

               ADMINISTRATIVE SERVICES PLAN - INSTITUTIONAL SHARES
               ---------------------------------------------------

                                                                              AMOUNT PAID
                                                 AMOUNT PAID                     TO
                                                    TO THE     AMOUNT PAID    AFFILIATES
PORTFOLIOS                         TOTAL CHARGED ADMINISTRATOR   TO MVA         OF MVA
----------                         ------------- ------------- -----------    -----------
Treasury Money Market                $ 13,166          $0          $0          $ 13,166
Money Market                         $ 49,165          $0          $0          $ 49,165
U.S. Government Securities           $  4,441          $0          $0          $  4,441
Government & Corporate Bond          $ 34,976          $0          $0          $ 34,976
Growth & Income Equity               $157,199          $0          $0          $157,199
Small Cap Equity                     $ 66,514          $0          $0          $ 66,514
International Equity                 $ 11,858          $0          $0          $ 11,858
Balanced                             $133,169          $0          $0          $133,169

                  For the fiscal years ended November 30, 1996, MVA and/or various service organizations waived no fees with respect to the Administrative Services Plans.

                  For the fiscal year ended November 30, 1997, the Administrator waived all fees with respect to the Intermediate Corporate Bond, Bond Index, Equity Income and Equity Index Portfolios.



                  Shares of the Predecessor Growth Equity Portfolio were subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Plan provided for payment of fees to Federated Securities Corp., the former distributor of the Predecessor Portfolio, at an annual rate of .25% of the Predecessor Portfolio's average daily net assets, to finance activity which was primarily intended to result in the sale of the Predecessor Portfolio's shares subject to the Plan. Pursuant to the Plan, Federated Securities Corp. was permitted to pay fees to brokers for distribution and administrative services and to administrators (i.e. financial institutions) for administrative services provided to the Predecessor Portfolio and its shareholders. For the fiscal years ended September 30, 1997, 1996 and 1995, brokers and administrators earned fees on behalf of the Predecessor Portfolio of $156,027, $122,734 and $84,456, respectively, all of which were voluntarily waived for each year.


                  OTHER PLAN INFORMATION. The Board of Directors has approved each Plan and its respective arrangements with the Distributor, Service Organizations and broker-dealer based on information provided by the Fund's service contractors that there is a reasonable likelihood that these Plans and arrangements will benefit the Portfolios and their shareholders. Pursuant to each Plan, the Board of Directors reviews, at least quarterly, a written report of the amounts of distribution fees and servicing fees expended pursuant to each Plan and the Service Organizations and the purposes for which the expenditures were made. So long as the Fund has one or more of the above described Plans in effect, the selection and nomination of the members of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund will be committed to the discretion of such Disinterested Directors.

                  Depending upon the terms governing the particular customer accounts, Service Organizations and other institutions may also charge their customers directly for cash management and other services provided in connection with the accounts, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. An investor should therefore read the Prospectuses and this Statement of Additional Information in light of the terms of his or her account with a Service Organization, or other institution before purchasing shares of a Portfolio.

                  REGULATORY MATTERS. Banking laws and regulations currently prohibit a bank holding company registered under the

Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Shares of the Portfolios. Such banking laws and regulations do not prohibit such a holding company or affiliate, or banks, from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Mercantile Bank, MVA, Service Organizations that are banks or bank affiliates, and broker-dealers that are bank affiliates are subject to such laws and regulations, but believe they may perform the services for the Portfolios contemplated by their respective agreements, this Prospectus and the Statement of Additional Information without violating applicable banking laws and regulations. In addition, State Securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


         Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Portfolios and their shareholders, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is not expected that investors would suffer any adverse financial consequences as a result of any of these occurrences.


         If current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing Shares of an investment company were relaxed, Mercantile Bank or an affiliate of Mercantile Bank, would consider the possibility of offering to perform additional services for the Portfolios. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Mercantile Bank, or such an affiliate, might offer to provide such services.


         Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by a Portfolio to a financial intermediary in connection with the investment of fiduciary funds in a Portfolio's Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.

                              INDEPENDENT AUDITORS


                  For the fiscal year or period ended November 30, 1997, KPMG Peat Marwick LLP, certified public accountants, with offices at Two Nationwide Plaza, Columbus, Ohio 43215, served as independent auditors for the Fund. KPMG Peat Marwick LLP performs an annual audit of the Fund's financial statements. Reports of its activities are provided to the Fund's Board of Directors. The financial statements dated November 30, 1997, which are incorporated by reference into this Statement of Additional Information, have been audited by KPMG Peat Marwick, whose report thereon is incorporated herein by reference.



                                     COUNSEL

                  Drinker Biddle & Reath LLP (of which W. Bruce McConnel, III, Secretary of the Fund, is a partner), Suite 1100, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, is counsel to the Fund and will pass upon certain legal matters on its behalf.



                                  MISCELLANEOUS

                  As of March 5, 1998, Mercantile held of record 100.092% and 65.777% of the outstanding Institutional and Trust shares, respectively, in the Treasury Money Market Portfolio; 89.943% and 40.037% of the outstanding Institutional and Trust shares, respectively, in the Money Market Portfolio; 86.371% of the outstanding Trust shares in the Tax-Exempt Money Market Portfolio; 95.299% and 96.121% of the outstanding Institutional and Trust shares, respectively, in the U.S. Government Securities Portfolio; 96.135% and 100.032% of the outstanding Institutional and Trust shares, respectively, in the Intermediate Corporate Bond Portfolio; 99.500% and 99.579% of the outstanding Institutional and Trust shares, respectively, in the Government & Corporate Bond Portfolio; 99.681% and 98.456% of the outstanding Institutional and Trust shares, respectively, in the Bond Index Portfolio; 97.117% of the outstanding Trust shares in the Short-Intermediate Municipal Portfolio; 98.206% of the outstanding Trust shares in the Missouri Tax-Exempt Bond Portfolio; 99.657% of the outstanding Trust shares in the National Municipal Bond Portfolio; 98.859% and 96.177% of the outstanding Institutional and Trust shares, respectively, in the Growth & Income Equity Portfolio; 99.999% and 49.616% of the outstanding Institutional and Trust shares, respectively, in the Small Cap Equity Portfolio; 95.648% and 93.119% of the outstanding Institutional and Trust shares, respectively, in the International Equity Portfolio; 97.059% of the outstanding Trust shares in the Equity Income Portfolio; 91.147 and 99.998%, of the outstanding Institutional and Trust shares, respectively, in the Equity Index Portfolio; 99.540% and 99.874% of the outstanding Institutional and Trust shares, respectively, in the Balanced Portfolio, and 99.999% and 98.757% of the outstanding Institutional and Trust shares, respectively, in the Growth Equity Portfolio, as fiduciary or agent on behalf of its customers. Mercantile is a wholly owned subsidiary of Mercantile Bancorporation Inc., a Missouri corporation. Under the 1940 Act, Mercantile may be deemed to be a controlling person of the Fund.

                  As of the same date, the following institutions also owned of record 5% or more of the Treasury Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - BISYS Fund Services, FBO Mercantile EOD Sweep, Attn: Mike Bryan, 3435 Stelzer Road, Columbus, OH 43219 (25.486%); Investor A Shares - National Financial Services Corp., For the Benefit of Our Customers, 1 World Financial Center, 200 Liberty Street, 5th Floor, New York, NY 10281 (51.767%); Mercantile Bank of St. Louis, NA Custodian Richard E. Crippa, Rollover IRA, 2948 Castleford Dr., Florissant, MO 63033-0000 (9.202%); St. Louis Regional Medical Center, Attn: Sharon Edison, 5535 Delmar Blvd., St. Louis, MO 63112 (29.867%); St. Louis Regional Medical Center Foundation, 5535 Delmar Blvd., St. Louis, MO 63112, (5.660%); Institutional Shares - Mercantile

Bank of St. Louis, N.A., Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0000, (100.092%).

                  As of the same date, the following institutions also owned of record 5% or more of the Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Pacific Century Trust, 783 Funds Accounting, P.O. Box 3170, Honolulu, HI 96802-3170 (6.135%); BISYS Fund Services, FBO Mercantile EOD Sweep, Attn: Mike Bryan, 3435 Stelzer Road, Columbus, OH 43219 (38.139%); Mercantile Bank, N.A. Trust, Trust Securities Unit 17-1, Attn: Dede Clark, P.O. Box 387 Main Post Office, St. Louis, MO 631666-0000 (40.037%); Investor A Shares - National Financial Services Corp., For the Benefit of Our Customers, 1 World Financial Center, 200 Liberty Street, 5th Floor, New York, NY 10281 (95.007%); Investor B Shares - Mercantile Bank of St. Louis, NA Custodian Pheba A. Steinmeyer, IRA, HC 3 Box 1266, Rocky Mt., MO 65072-9042 (6.696%); Alberta Buenemann and Ernie W. Buenemann Trust, Alberta Buenemann Revocable Living Trust DTD 08-30-91, 1649 Sand Run Road, Troy, MO 63379 (9.025%); Mercantile Bank of St. Louis, NA Custodian Edwin C. Hogrebe, IRA, 5537 Goethe, St. Louis, MO 63109 (5.832%); Homer R. Turner and Edna M. Turner Trust, Edna M. Turner Trust DTD 04-17-90, 33409 E. Pink Hill Rd., Grain Valley, MO 64029 (15.129%); Institutional Shares - Mercantile Bank of St. Louis, N.A., Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0000 (89.943%).

                  As of the same date, the following institutions also owned of record 5% or more of the Tax-Exempt Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - BISYS Fund Services, FBO Mercantile EOD Sweep, Attn: Mike Bryan, 3435 Stelzer Road, Columbus, OH 43219 (7.419%); Mercantile Bank N.A. Trust, Trust Securities Unit 17-1, Attn: Dede Clark, P.O. Box 387 Main Post Office, St. Louis, MO 63166-0000 (86.371%); Investor A Shares National Financial Services Corp., For the Benefit of Our Customers, 1 World Financial Center, 200 Liberty Street, 5th Floor, New York, NY 10281 (95.421%).

                  As of the same date, the following institutions also owned of record 5% or more of the U.S. Government Securities Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, Mercantile Bank, St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (39.228%); Olive & Company, Mercantile Bank of St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (56.893%); Investor A Shares - Mercantile Bank of St. Louis, NA Custodian Edmund C. Albrecht, Jr., IRA, 236 Carlyle Lake Dr., St. Louis, MO 63141 (6.134%); Mercantile Bank of St. Louis, NA Custodian William J. Gaffney, IRA Rollover, 1424 Bopp Road, St. Louis, MO 63131 (5.348%); Investor B Shares - NFSC FEBO M22-050270, NFSC FMTC IRA, FBO

Patricia J. Vander Haar, 4022 Ave. F, St. Louis, MO 63123 (5.366%); NFSC FEBO M26-044423, NFSC FMTC IRA, FBO Wayne Brunk, 17825 Highway 71, St. Joseph, MO 64505 (19.167%); NFSC FEBO M26-945293, NFSC FMTC IRA Rollover, FBO Charlene V. Brunk, 17825 Hwy. 21, St. Joseph, MO 64505 (6.022%); NFSC FEBO M26-942529,
Esther E. Cantley TTEE, Esther E. Cantley Trust, U/A 4-21-97, Rt. 3 Box 692, Cobool, MO 65689 (6.620%); Institutional Shares - Locust & Company, Mercantile Bank of St. Louis, N.A., Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166- 0000 (95.299%).

                  As of the same date, the following institutions also owned of record 5% or more of the Intermediate Corporate Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, Mercantile Bank, St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (5.512%); Olive & Company, Mercantile Bank, St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (94.520%); Investor A Shares - Gary E. Timmons, P.O. Box 3149, Laredo, TX 78044 (8.845%); Jill Larson, 27165 Punario, Mission Viejo, CA 92692-3204 (8.845%); George Gregory Timmons, 1332 E. Desert Cv., Phoenix, AZ 85020 (8.845%); Betty Jane Eckhart, Trust Betty Jane Eckhart Trust U/A DTD 04-19- 82, 28265 Beach Rd., Sarcoxie, MO 64862 (31.162%); Lynn C. Prescott, 4180
Rincon Circle, Palo Alto, CA 94306-3138 (17.581%); NFSC FEBO M22-988855, Edwin
N. Howald, 4747 Nebraska Ave. A, St. Louis, MO 63111 (11.182%); Institutional Shares - Locust & Company, Mercantile Bank, St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (96.135%).

                  As of the same date, the following institutions also owned of record 5% or more of the Bond Index Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Olive & Company, Mercantile Bank of St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (98.456%); Investor A Shares - Thomas Young Trust, Beatrice Young Trust DTD 8-15-69 A/C M27-997382, 9204 Roger Lee Lane, St. Louis, MO 63126 (12.986%); Thomas Young Trust, Henry Young Trust DTD 11-12-69, A/C M27-997390, 9204 Roger Lee Lane, St. Louis, MO 63126 (7.350%); NFSC FEBO
M23-983284, Amy C. Gaut, Andrew W. Gaut, Michael Fleming, 8601 Juniper, Prairie Village, KS 66207 (5.223%); Gerhard Radi, 2965 Berwick Ct., St. Charles, MO 63303 (16.800%); Lynn Ellen Mayorwitz Trust, Paul Mayorwitz Trust, For Mary K. Anderson, 2895 Lesmer Ct., St. Louis, MO 63114 (9.346%); Gary C. Nelling and Helen L. Nelling, JTWROS, 850 Warder Ave., St. Louis, MO 63130 (15.397%); Mary
K. Anderson, Trust Paul Mayorwitz Trust, for Lynn Ellen Mayorwitz, 7347 Laveta, St. Louis, MO 63117 (12.683%); Florence M. Rhodes, 924 Tuxedo Blvd., St. Louis, MO 63119 (6.679%); Soside & Co., P.O. Box 2653, St. Louis, MO 63116 (6.679%);
Institutional Shares - Locust & Company, Mercantile Bank of St. Louis, N.A.,
Trust

Securities Units 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (99.681%).

                  As of the same date, the following institutions also owned of record 5% or more of the Government & Corporate Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, Mercantile Bank of St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (41.465%); Olive & Company, Mercantile Bank of St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (58.114%); Investor A Shares - Mercantile Bank of St. Louis, NA Custodian Eugene F. Tucker, IRA Rollover, 70 Berkshire, St. Louis, MO 63117 (5.756%); Investor B Shares - Mercantile Bank of St. Louis, NA Custodian Gerald
C. Pasch, IRA, 2817 Duncan, St. Joseph, MO 64507 (6.628%); NFSC FEBO M22-050563, Carl S. Jackson, Steven J. Jackson, 3016 Sunset Drive, Apt. B, Carbondale, IL 62901 (7.152%); NFSC FEBO M26-040169, Lewis D. Kelly, Leola F. Kelly, 527 N. Ellsworth Ave., Marshall, MO 65340 (6.029%); Homer R. Turner and Edna M. Turner Trust, Edna M. Turner Trust DTD 04-17-90, 33409 E. Pink Hill Road, Grain Valley, MO 64029 (9.114%); Alberta Buenemann and Ernie W. Buenemann Trust, Alberta Buenemann Revocable Living Trust DTD 08-30-91, 1649 Sand Run Road, Troy, MO 63379 (5.523%); Institutional Shares - Locust & Company, Mercantile Bank of St. Louis, N.A., Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0000 (91.045%); Mercantile Bank, Expediter Daily Valuation Account, Attn:
Institutional Retirement Tram 16-2, P.O. Box 387, St. Louis, MO 63166 (8.455%).

                  As of the same date, the following institutions also owned of record 5% or more of the Short-Intermediate Municipal Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Olive & Company, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166- 0387 (97.117%); Investor A Shares - James Sutten, P.O. Box 2465, Inverness, FL 34451-2465 (6.657%); Lane P. Baker and Madelynn A. Baker, JTWROS, P.O. Box 979, Essex, CT 06426-0000 (93.275%).

                  As of the same date, the following institutions also owned of record 5% or more of the Missouri Tax-Exempt Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, Mercantile Bank of St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (8.784%); Olive & Company, Mercantile Bank of St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (89.422%); Investor B Shares - NFSC FEBO M22-036374, Laura May Young, Trustee of the Laura May Young Trust U/A 8-14-95, 427 Clifside Drive, St. Louis, MO 63122 (6.284%); NFSC FEBO M22-465747, Mae B. Strain, TOD, 4200 Botanical, St. Louis, MO 63110 (6.445%); NFSC FEBO M22-402761, Kenneth Russell, Helen Russell, Trustee, Helen Russell Revocable Trust, 320 Lake Apollo, Hannibal, MO 63401 (9.566%).

                  As of the same date, the following institutions also owned of record 5% or more of the National Municipal Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Olive & Company, Mercantile Bank of St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (99.657%); Investor A Shares - Lane P. Baker and Madelynn A. Baker, P.O. Box 979, Essex, CT 06426-0000 (5.323%); Gail P. Ruga, Bin 7137-2175, 207 Aintree Road, Rolla, MO 65401-3760 (12.071%); Kim P.
Wheeler, 1003 S. 19th, Rogers, AR 72758 (12.071%); NFSC FEBO M27-045063, Eleanor
R. Strain, Trustee of the Eleanor R. Strain Trust, U/A 11-16-84, 33 Log Cabin Drive, St. Louis, MO 63124 (6.054%); NFSC FEBO M22-947725, Elisabeth M. Goelz, TTEE Elisabeth M. Goelz, Self Declaration of Trust, U A 8 29 97, 5 Gerold Lane, Belleville, IL 62223 (9.253%); NFSC FEBO M22-949140, William Oliver Shillington II, 2917 N. Kristopher Bend, St. Charles, MO 63303 (7.741%); NFSC FEBO M22-945560, Robert W. Saitz Revocable Trust, Robert W. Smith U/A 12-12-97, 8618 Green Springs, St. Louis, MO 63123 (5.761%); Investor B Shares - NFSC FEBO M22-988642, Ronald E. Ryan, Marian H. Ryan, 875 Glen Elm Drive, St. Louis, MO 63122 (10.680%); NFSC FEBO M22-967220, Casatta Revocable Living Trust, Raymond
H. Casatta U/A 10-06-87, 5658 Tholozan, St. Louis, MO 65109 (15.317%); NFSC FEBO M22-961817, Gladine Coleman, Andrew B. Coleman, 5945 Loughborough, St. Louis, MO 63109 (10.581%); NFSC FEBO M22-423394, Nancy M. Prewitt, TOD, 16 Toussaint, O'Fallon, MO 63366 (8.991%); NFSC FEBO M22-479039, Constance M. McManus, TOD, 4271 Wyoming, St. Louis, MO 63116 (18.203%); NFSC M22-473782, Roland Charles Oesterle, TOD, 2849 Missouri, St. Louis, MO 63118 (7.611%); NFSC FEBO M22-473499, Rudolf A. Reiner, TOD, 1722 Wild Goose Run, St. Charles, MO 63033 (5.323%); NFSC FEBO M22-370029, Ned W. Picard, Adrienne R. Picard, 3951 Wenzlick Ave., St. Louis, MO 63109 (5.064%).

                  As of the same date, the following institutions also owned of record 5% or more of the Equity Income Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Olive & Company, Mercantile Bank of St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (97.059%); Institutional Shares - BISYS Fund Services OH Inc., Attn: Admin. & Regulatory Services, 3435 Stelzer Rd., Columbus, OH 43219 (86.739%); CoreLink Financial Inc., P.O. Box 4054, Concord, CA 94524 (13.260%); Investor A Shares - Betty Jane Eckhart, Trust Betty Jane Eckhart Trust U/A DTD 04-19-82, 28265 Beech Road, Sarcoxie, MO 64862 (7.833%); Lynn C. Prescott, 4180 Rincon Circle, Palo Alto, CA 94306-3138 (6.217%); NFSC Febo M22-949140 William Oliver Shillington, II, 2917 N. Kristopher Bend, St. Charles, MO 63126 (18.843%); Lynn Ellen Mayorwitz Trust, Paul Mayorwitz Trust, for Mary
K. Anderson, 2895 Lesher Court, St. Louis, MO 63114 (7.164%); Sandra Kungle Trust, Sandra Kungle Trust, 139 Arrowhead Court, Boone, NC 28607 (27.574%); Mercantile Bank of St. Louis, Custodian, Thomas L. Reid, Rollover IRA, 1900 Oakton St., Elk Grove Village, IL

60007 (8.090%); Investor B Shares - NFSC FEBO M22-979570, NFSC FMTC IRA Rollover FBO Kevin O. Webb, 1107 Wilshire, St. Louis, MO 63130 (17.011%); NFSC FEBO M24-988707, NFSC FMTC IRA Rollover FBO Wayne L. Clough, 1176 Liberty Ave., Waterloo, IA 50702 (9.867%); NFSC FEBO M23-999598, Randy R. Hamill, Carol K. Hammill, 9333 W. MacArthur, Wichita, KS 67215 (6.068%); NFSC FEBO M23-031925, Anne Lloyd Oppenheimer, 31-Y Street, Lake Lotwana, MO 64086 (56.178%).

                  As of the same date, the following institutions also owned of record 5% or more of the Equity Index Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Olive & Company, Mercantile Bank of St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (5.318%); Locust & Company, Mercantile Bank of St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (94.680%); Institutional Shares - BISYS Fund Services, Attn: Admin. & Regulatory Services, 3435 Stelzer Rd., Columbus, OH 43219 (8.852%); Locust & Company, Mercantile Bank of St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO, 63166-0387 (91.147%); Investor A Shares - NFSC FEBO M22-968030,
NFSC FMTC IRA Rollover, FBO Carl R. Stock, 4000 D Brittany Circle, Bridgeton, MO 63044 (39.495%); NFSC FEBO M27- 975478, NFSC FMTC IRA Rollover, FBO Christopher Gregory Vahlka, 7200 Waterman, St. Louis, MO 63130 (5.214%); NFSC FEBO M22-968145, Carl R. Stock, TOD David Lee Stock, 4000 D. Brittany Circle, Bridgeton, MO 63044 (20.072%).

                  As of the same date, the following institutions also owned of record 5% or more of the Small Cap Equity Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - The Northern Trust Co., Trust Carpenters Pension Trust Fund, A/C 26-43664, Attn: Mutual Fund, P.O. Box 92956, Chicago, IL 60675-2956 (7.340%); American Bar Endowment, 750 N. Lake Shore Dr., Chicago, IL 60611 (6.845%); Vanguard Fiduciary Trust Co., FBO Pioneer Hi Bred Mix 3, Attn: Specialized Services Unit, P.O. Box 2600 VM A14, Valley Forge, PA 19482 (5.720%); Olive & Company, Mercantile Bank of St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (12.871%); Locust & Company, Mercantile Bank of St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (36.745%); Vanguard Fiduciary Trust Co., FBO Pioneer Hi Bred Mix 4, Attn: Specialized Services Unit, P.O. Box 2600 VM A14, Valley Forge, PA 19482 (6.381%); Bankers' Trust Co., FBO Sheet Metal Local 36, Miss Van Arch FD 191719, Attn: Mike Bloebaun, 648 Grassmere Park Road, Nashville, TN 37211 (5.909%); Investor A Shares - Koch Industries, Inc., c/o W A M, 1299 Ocean Ave., Suite 700, Santa Monica, CA 90401 (7.627%); Institutional Shares - Locust & Company, Mercantile Bank of St. Louis, N.A., Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0000 (93.099%); Mercantile Bank, Expediter Daily Valuation Account, Attn:
Institutional Retirement Tram 16-2, P.O. Box 387, St. Louis, MO 63166 (6.900%).

                  As of the same date, the following institutions also owned of record 5% or more of the International Equity Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Locust and Company, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0000 (46.656%); Olive & Company, Attn: Trust Securities Unit 17-1, P. O. Box 387, St. Louis, MO 63166-0387 (46.463%); Investor A Shares - Frances Dakers, 200 E. 89th St. 28D, New York, NY 10128 (12.338%); Institutional Shares - Locust & Company, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0000 (95.648%).

                  As of the same date, the following institutions also owned of record 5% or more of the Balanced Portfolio's outstanding share as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, Mercantile Bank of St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (94.874%); Investor A Shares - Mercantile Bank of St. Louis, NA Custodian Robert W. Davis, Rollover IRA, 818 Broadway, Elsberry, MO 63343 (5.900%); Investor B Shares - Mercantile Bank of St. Louis, NA Custodian Edmund Frances Codr, Rollover IRA, 2820 S. 42nd St., St. Joseph, MO 64503 (5.066%); Mercantile Bank of St. Louis, NA Custodian Richard Dell Woods, SEP IRA, 3114 Pickett Rd., St. Joseph, MO 64503 (6.585%); Mercantile Bank of St. Louis, NA Custodian Gerald C. Pasch, IRA, 2817 Duncan, St. Joseph, MO 64507 (5.364%); NFSC FEBO M22-030490, NFSC FMTC IRA, FBO Loren D, Salmons, 7 Ranchero Drive, St. Charles, MO 63303 (5.063%); Institutional Shares - Locust & Company, Mercantile Bank of St. Louis, N.A., Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0000 (83.405%); Mercantile Bank, Expediter Daily Valuation Account, Attn: Institutional Retirement Tram 16-2, P.O. Box 387, St. Louis, MO 63166 (16.135%).

                  As of the same date, the following institutions also owned of record 5% or more of the Growth Equity Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Olive & Company, Mercantile Bank of St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (89.157%); Locust & Company, Mercantile Bank of St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (9.580%); Investor A Shares - NFSC FEBO M22- 540196, Tiger Limited Partnership, 903 Claymark, St. Louis, MO 63131 (11.108%); NFSC FEBO M22-478237, Bernard B. Birger, Trustee, Bernard B. Birger Revocable Living Trust U/A 5-25-76, 250 Hilltop, Collinsville, IL 62234 (6.313%); Investor B Shares -NFSC FEBO M22-934640, Dan McGowen, Lynn McGowen, 404 Lea Harbor Ct., Wildwood, MO 63040 (99.890%); Institutional Shares - Locust & Company, Mercantile Bank of St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (99.999%).

                  As of the same date, the following Institutions also owned of record 5% or more of the Growth & Income Equity Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, Mercantile Bank of St. Louis, N.A., Trust Securities Unit 17-1, P.O. 387, St. Louis, MO 63166-0387 (54.901%); Olive & Company, Mercantile Bank of St. Louis, N.A., Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (41.276%); Institutional Shares - Locust & Company, Mercantile Bank of St. Louis, N.A., Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166- 0000 (92.022%); Mercantile Bank, Expediter Daily Valuation Account, Attn:
Institutional Retirement Tram 16-2, P.O. Box 387, St. Louis, MO 63166 (6.837%).

                  On the basis of information received from these institutions, the Fund believes that substantially all of the shares owned of record were also beneficially owned by these institutions because they possessed or shared voting or investment power with respect to such shares on behalf of their underlying accounts.



                  On the basis of information received from these institutions, the Fund believes that substantially all of the shares owned of record were also beneficially owned by these institutions because they possessed or shared voting or investment power with respect to such shares on behalf of their underlying accounts.

                              FINANCIAL STATEMENTS


                  The Fund's Annual Report to Shareholders for the fiscal year or period ended November 30, 1997 has been filed with the Securities and Exchange Commission. The financial statements in such Annual Report (the "Financial Statements") are incorporated by reference into this Statement of Additional Information. The Financial Statements included in such Annual Report have been audited by the Fund's independent accountants, KPMG Peat Marwick LLP, whose report thereon also appears in such Annual Report and is incorporated herein by reference. The Financial Statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

                  "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                  "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

                  "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

                  "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

                  "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1".

                  "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                  "B" - Securities possess speculative credit quality. this designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                  "C" - Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                  "D" - Securities are in actual or imminent payment default.


                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.



CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                  "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse circumstances and in economic conditions are more likely to impair this category.

                  "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                  "B" - Bonds are considered highly speculative. these ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                  "CCC", "CC", "C" - Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

                  "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.


                  Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   APPENDIX B
                                   ----------


                  The U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios may enter into futures contracts and options for hedging purposes in furtherance of their respective investment objectives as stated in the Prospectuses. Such transactions are described further in this Appendix.

I.                INTEREST RATE FUTURES CONTRACTS.

                  USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, each Portfolio may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

                  Each Portfolio presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Portfolio, through using futures contracts. A Portfolio would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. A Portfolio would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, for example, shorter-term securities whose yields are greater than those available on long-term bonds.

                  DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by the Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

                  Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Portfolio's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Portfolio is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Portfolio's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, the Portfolio-realizes a loss.

                  Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. A Portfolio would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

                  A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Portfolios may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

II.   STOCK INDEX FUTURES CONTRACTS.

                  A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

                  A Portfolio will sell stock index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Portfolio may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Portfolio will purchase stock index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Portfolio will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

                  In addition, the Portfolio may utilize stock index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Portfolio expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Portfolio may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.


III.  FUTURES CONTRACTS ON FOREIGN CURRENCIES.

                  A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Portfolio to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multi-national transactions.

IV.  MARGIN PAYMENTS.

                  Unlike when a Portfolio purchases or sells a security, no price is paid or received by the Portfolio upon the purchase or sale of a futures contract. Initially, the Portfolio will be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when a Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

V.  OTHER HEDGING TRANSACTIONS.

                  Although noted above, none of the Portfolios presently intend to use interest rate futures contracts and stock index and foreign currency futures contracts (and related options) in connection with their hedging activities. Nevertheless, each of these Portfolios is authorized to enter into hedging transactions in any other futures or options contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Portfolios' hedging strategies if, in the judgment of the adviser, transactions therein are necessary or advisable.

VI.  ACCOUNTING TREATMENT.

                  Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

                                    FORM N-1A

                            PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits
         ---------------------------------
         (a)      Financial Statements:
                  --------------------


                  (1)      (a)      Included in Part A: Financial Highlights for
                                    Registrant's (i) Treasury Money Market
                                    Portfolio for the period December 2, 1991
                                    (commencement of operations) through
                                    November 30, 1992, the fiscal years ended
                                    November 30, 1993 through November 30, 1997
                                    (Investor A Shares and Trust Shares) and the period January 26, 1995 through November 30,
                                    1995 and the fiscal years ended November 30, 1996 through November 30, 1997
                                    (Institutional Shares); (ii) Money Market
                                    Portfolio for the fiscal years ended
                                    November 30, 1986 through November 30, 1997
                                    (Investor A Shares and Trust Shares), the fiscal years ended November 30, 1994 through November 30, 1997 (Institutional Shares) and the period January 26, 1996 through November
                                    30, 1996 and the fiscal year ended November
                                    30, 1997 (Investor B Shares); (iii)
                                    Tax-Exempt Money Market Portfolio for the period July 10, 1986 (commencement of operations) through May 31, 1987, the fiscal years ended May 31, 1988 through May 31,
                                    1995, the six-month period ended November
                                    30, 1995 and the fiscal years ended November
                                    30, 1996 through November 30, 1997 (Trust
                                    Shares and Investor A Shares); (iv) U.S.
                                    Government Securities Portfolio for the
                                    period June 2, 1988 (commencement of
                                    operations) through November 30, 1988 and the fiscal years ended November 30, 1989 through November 30, 1997 (Trust Shares and
                                    Investor A Shares), the fiscal years ended
                                    November 30, 1994 through November 30, 1997
                                    (Institutional Shares) and the period March
                                    1, 1995 through November 30, 1995 and the fiscal years ended November 30, 1996 through November 30, 1997 (Investor B Shares); (v)
                                    Intermediate Corporate Bond Portfolio for the period February 10, 1997 (commencement of operations) through November 30, 1997
                                    (Investor A Shares, Trust Shares and
                                    Institutional Shares); (vi) Bond

                        Index Portfolio for the period February 10, 1997 (commencement of operations) through November 30, 1997 (Investor A Shares, Trust Shares and Institutional Shares); (vii) Government & Corporate Bond Portfolio for the period June 15, 1988 (commencement of operations) through November 30, 1988 and the fiscal years ended November 30, 1989 through November 30, 1997 (Trust Shares and Investor A Shares), the fiscal years ended November 30, 1994 through November 30, 1997 (Institutional Shares) and the period March 1, 1995 through November 30, 1995 and the fiscal years ended November 30, 1996 through November 30, 1997 (Investor B Shares); (viii) Short-Intermediate Municipal Portfolio for the period July 11, 1995 (commencement of operations) through November 30, 1995 and the fiscal years ended November 30, 1996 through November 30, 1997 (Trust Shares and Investor A Shares); (ix) Missouri Tax-Exempt Bond Portfolio for the period July 15, 1988 (commencement of operations) through May 31, 1989, the fiscal years ended May 31, 1990 through May 31, 1995, the six-month period ended November 30, 1995 and the fiscal years ended November 30, 1996 through November 30, 1997 (Trust Shares and Investor A Shares) and the period March 1, 1995 through May 31, 1995, the six-month period ended November 30, 1995 and the fiscal years ended November 30, 1996 through November 30, 1997 (Investor B Shares); (x) National Municipal Bond Portfolio for the period November 18, 1996 (commencement of operations) through November 30, 1996 and the fiscal year ended November 30, 1997 (Trust Shares, Investor A Shares and Investor B Shares); (xi) Equity Income Portfolio for the period March 7, 1997 (commencement of operations) through November 30, 1997 (Investor A Shares, Trust Shares, Institutional Shares and Investor B Shares); (xii) Equity Index Portfolio for the period May 1, 1997 (commencement of operations) through November 30, 1997 (Investor A Shares, Trust Shares and Institutional Shares); (xiii) Growth & Income Equity Portfolio for the period June 2, 1988 (commencement of operations) through November 30, 1988 and the fiscal years ended November 30, 1989 through November 30, 1997 (Trust Shares and Investor

                                    A Shares), the fiscal years ended November
                                    30, 1994 through November 30, 1997
                                    (Institutional Shares) and the period March
                                    1, 1995 through November 30, 1995 and the fiscal years ended November 30, 1996 through November 30, 1997 (Investor B Shares); (xiv) Growth Equity Portfolio for the period January 4, 1993 (commencement of operations) through September 30, 1993, the fiscal years ended September 30, 1994 through September 30, 1997 and the period ended November 30, 1997 (Investor A Shares) and the period November 21, 1997 through November 30, 1997 (Trust Shares); (xv) Small Cap Equity (formerly Emerging Growth) Portfolio for the period May 1, 1992 (commencement of operations) through November 30, 1992 and the fiscal years ended November 30, 1993 through November 30, 1997 (Trust Shares), the period May 6, 1992 (date of initial public offering) through November 30, 1992 and the fiscal years ended November 30, 1994 through November 30, 1997 (Investor A Shares), the fiscal years ended November 30, 1994 through November 30, 1997 (Institutional Shares) and the period March 1, 1995 through November 30, 1995 and the fiscal years ended November 30, 1996 through November 30, 1997 (Investor B Shares); (xvi) International Equity Portfolio for the period April 4, 1994 (commencement of operations) through November 30, 1994 and the fiscal years ended November 30, 1995 through November 30, 1997 (Investor A Shares, Trust Shares and Institutional Shares) and the period March 1, 1995 through November 30, 1995 and the fiscal years ended November 30, 1996 through November 30, 1997 (Investor B Shares); (xvii) Balanced Portfolio for the period April 1, 1993 (commencement of operations) through November 30, 1993 and the fiscal years ended November 30, 1994 through November 30, 1997 (Trust Shares and Investor A Shares), the fiscal years ended November 30, 1994 through November 30, 1997 (Institutional Shares) and the period March 1, 1995 through November 30, 1995 and the fiscal years ended November 30, 1996 through November 30, 1997 (Investor B Shares).

                           (b) Included in Part B: The financial statements in the Registrant's November 30, 1997 Annual

                                    Report to Shareholders, as filed with the Commission, are incorporated herein by reference.

                  (2) All required financial statements are included in, or incorporated by reference into, Part A and Part B hereof. All other financial statements and schedules are inapplicable.



         (b)      Exhibits:


                  (1)      (a)      Articles of Incorporation dated September 9,
                                    1982.(2)

                           (b) Articles Supplementary to Registrant's Articles of Incorporation dated October 28,
                                     1982.(2)

                           (c) Articles Supplementary to Registrant's Articles of Incorporation dated December 22,
                                     1987.(2)

                           (d) Articles Supplementary to Registrant's Articles of Incorporation dated as of October 30, 1990.(2)

                           (e) Articles Supplementary to Registrant's Articles of Incorporation dated as of November 9, 1990.(2)

                           (f) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 19, 1991.(2)

                           (g) Certificate of Correction dated April 30, 1991 to Articles Supplementary dated as of March 19, 1991.(2)

                           (h) Articles Supplementary to Registrant's Articles of Incorporation dated as of June 25, 1991.(2)

                           (i) Articles Supplementary to Registrant's Articles of Incorporation dated as of November 15, 1991.(2)

                           (j) Articles Supplementary to Registrant's Articles of Incorporation dated as of January 26, 1993.(2)

                           (k) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 23, 1993.(2)

                           (l) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 7, 1994.(2)

                           (m) Certificate of Correction dated October 17, 1994 to Articles Supplementary dated as of March 8, 1994 to Registrant's Articles of Incorporation.(2)

                           (n) Articles Supplementary to Registrant's Articles of Incorporation dated as of February 22, 1995.(2)

                           (o) Articles Supplementary to Registrant's Articles of Incorporation dated as of April 17, 1995.(2)

                           (p) Articles Supplementary to Registrant's Articles of Incorporation dated June 27, 1995.(2)

                           (q) Articles Supplementary to Registrant's Articles of Incorporation dated September 18, 1995.(2)

                           (r) Articles Supplementary to Registrant's Articles of Incorporation dated August 30, 1996.(4)

                           (s) Articles Supplementary to Registrant's Articles of Incorporation dated February 3, 1997.(6)

                           (t) Articles Supplementary to Registrant's Articles of Incorporation dated June 17, 1997.(9)

                           (u) Articles Supplementary to Registrant's Articles of Incorporation dated October 29, 1997.(11)

                           (v)      Form of Articles Supplementary to
                                    Registrant's Articles of Incorporation.(12)

                  (2) Restated and Amended By-Laws as approved and adopted by Registrant's Board of Directors.(5)

                  (3)      None.

                  (4)      None.


                  (5)   (a)     Amended and Restated Advisory Agreement
                                between Registrant and Mississippi Valley
                                Advisors Inc. dated April 1, 1991.(2)

                        (b) Addendum No. 1 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the ARCH Treasury Money Market Portfolio, dated September 27, 1991.(2)

                        (c) Addendum No. 2 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors, Inc. with respect to the ARCH Small Cap Equity (formerly Emerging Growth Portfolio), dated April 1, 1992.(2)

                        (d) Addendum No. 3 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the ARCH Balanced Portfolio dated April 1, 1993.(2)

                        (e) Addendum No. 4 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. dated March 15, 1994.(2)

                        (f) Addendum No. 5 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Short-Intermediate Municipal Portfolio dated July 10, 1995.(2)

                        (g) Addendum No. 6 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Tax-Exempt Money Market, Missouri Tax- Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995.(2)

                        (h) Addendum No. 7 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Equity Income, National Municipal Bond and Intermediate Corporate Bond (formerly

                                Short-Intermediate Corporate Bond Portfolios) dated November 15, 1996.(5)

                        (i) Addendum No. 8 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Equity Index and Bond Index Portfolios dated February 14, 1997.(6)

                        (j) Addendum No. 9 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Growth Equity Portfolio dated November 21, 1997.(11)

                        (k) Form of Addendum No. 10 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Small Cap Equity Index Portfolio.(11)

                        (l) Sub-Advisory Agreement between Mississippi Valley Advisors Inc. and Clay Finlay Inc. dated August 29, 1996.(4)

               (6)      (a)     Distribution Agreement between Registrant and
                                The Winsbury Company Limited Partnership dated October 1, 1993 is incorporated herein by reference to Exhibit (6)(a) of Post-
                                Effective Amendment No. 25 to Registrant's
                                Registration Statement on Form N-1A, filed
                                November 8, 1994.(13)

                        (b) Addendum No. 1 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to the ARCH International Equity Portfolio dated March 15, 1994 is incorporated herein by reference to Exhibit (6)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.(13)

                        (c) Addendum No. 2 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to Investor B Shares of the non-money market Portfolios dated March 1, 1995 is incorporated herein by reference to Exhibit (6)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.(13)

                           (d) Addendum No. 3 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio is incorporated herein by reference to Exhibit (6)(d) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.(13)

                           (e) Addendum No. 4 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995.(2)

                           (f) Addendum No. 5 to Distribution Agreement between Registrant and BISYS Fund Services with respect to the Equity Income, National Municipal Bond and Intermediate Corporate Bond (formerly Short-Intermediate Corporate
                                    Bond) Portfolios dated November 15, 1996.(5)

                           (g) Addendum No. 6 to Distribution Agreement between Registrant and BISYS Fund Services with respect to the Equity Index and Bond Index Portfolios dated February 14, 1997.(6)

                           (h) Addendum No. 7 to Distribution Agreement between Registrant and BISYS Fund Services with respect to the Growth Equity and Small Cap Equity Index Portfolios dated November 21, 1997.(11)

                           (i) Form of Addendum No. 8 to Distribution Agreement between Registrant and BISYS Fund Services with respect to S Shares.(12)

                           (j) Amendment No. 1 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership dated as of September 29, 1995.(1)

                  (7)               None.

                  (8)      (a)      Custodian Agreement between Registrant and
                                    Mercantile Bank of St. Louis, National
                                    Association dated as of April 1, 1992 is incorporated herein by reference to Exhibit
                                    (8)(a) of Post-Effective Amendment No. 17 to

                                    Registrant's Registration Statement on Form
                                    N-1A, filed March 31, 1992.(13)

                           (b) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis, National Association dated April 1, 1995 is incorporated herein by reference to Exhibit
                                    (8)(b) of Post-Effective Amendment No. 29 to
                                    Registrant's Registration Statement on Form
                                    N-1A, filed April 14, 1995.(13)

                           (c) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis, National Association dated July 10, 1995 is incorporated herein by reference to Exhibit
                                    (8)(c) of Post-Effective Amendment No. 31 to
                                    Registrant's Registration Statement on Form
                                    N-1A, filed September 20, 1995.(13)

                           (d) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis, National Association dated September 29, 1995.(2)

                           (e) Custody Fee Agreement between Registrant and Mercantile Bank National Association dated November 15, 1996.(5)

                           (f) Custody Fee Agreement between Registrant and Mercantile Bank National Association dated February 14, 1997.(6)

                           (g) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis National Association dated November 21, 1997.(11)

                           (h) Global Sub-Custodian Agreement among Bankers Trust Company of New York, Registrant and Mercantile Bank of St. Louis, National Association dated as of April 1, 1994 is incorporated herein by reference to Exhibit
                                    (8)(j) of Post-Effective Amendment No. 25 to
                                    Registrant's Registration Statement on Form
                                    N-1A, filed November 8, 1994.(13)

                           (i) Securities Lending Amendment dated August 4, 1994 to Custodian Agreement dated April 1, 1992 between Registrant and Mercantile Bank of St. Louis, National Association is incorporated herein by reference to Exhibit
                                    (8)(k) of Post-Effective Amendment No. 25 to

                                    Registrant's Registration Statement on Form
                                    N-1A, filed November 8, 1994.(13)

                  (9)      (a)      Administration Agreement between Registrant
                                    and The Winsbury Service Corporation dated
                                    October 1, 1993 is incorporated herein by reference to Exhibit (9)(a) of
                                    Post-Effective Amendment No. 25 to
                                    Registrant's Registration Statement on Form
                                    N-1A, filed November 8, 1994.(13)

                           (b) Addendum No. 1 to Administration Agreement between Registrant and The Winsbury Service Corporation with respect to the ARCH International Equity Portfolio dated March 15, 1994 is incorporated herein by reference to Exhibit (9)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.(13)

                           (c) Addendum No. 2 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) with respect to Investor B Shares of the non-money market Portfolios dated as of March 1, 1995 is incorporated herein by reference to Exhibit
                                    (9)(c) of Post-Effective Amendment No. 29 to
                                    Registrant's Registration Statement on Form
                                    N-1A, filed April 14, 1995.(13)

                           (d) Addendum No. 3 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio dated July 10, 1995 is incorporated herein by reference to Exhibit
                                    (9)(d) of Post-Effective Amendment No. 31 to
                                    Registrant's Registration Statement on Form
                                    N-1A, filed September 20, 1995.(2)

                           (e) Addendum No. 4 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995.(2)

                           (f) Addendum No. 5 to Administration Agreement between Registrant and BISYS Fund Services

                                    Ohio, Inc. with respect to the Equity
                                    Income, National Municipal Bond and
                                    Intermediate Corporate bond (formerly
                                    Short-Intermediate Corporate Bond)
                                    Portfolios dated November 15, 1996.(5)

                           (g) Addendum No. 6 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Index and Bond Index Portfolios dated February 14, 1997.(6)

                           (h) Addendum No. 7 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Growth Equity and Small Cap Equity Index Portfolios dated November 21, 1997.(11)

                           (i) Form of Addendum No. 8 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to S Shares.(12)

                           (j) Transfer Agency Agreement between Registrant and The Winsbury Service Corporation dated October 1, 1993 is incorporated herein by reference to Exhibit (9)(c) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.(13)

                           (k) Addendum No. 1 to Transfer Agency Agreement between Registrant and The Winsbury Service Corporation with respect to the ARCH International Equity Portfolio dated March 15, 1994 is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.(13)

                           (l) Addendum No. 2 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) with respect to Investor B Shares of the non-money market Portfolios dated as of March 1, 1995 is incorporated herein by reference to Exhibit
                                    (9)(g) of Post-Effective Amendment No. 29 to
                                    Registrant's Registration Statement on Form
                                    N-1A, filed April 14, 1995.(13)

                           (m) Addendum No. 3 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio is incorporated herein by reference to Exhibit (9)(i) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.(13)

                           (n) Addendum No. 4 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995.(2)

                           (o) Addendum No. 5 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Income, National Municipal Bond and Intermediate Corporate Bond (formerly Short-Intermediate Corporate Bond)
                                    Portfolios dated November 15, 1996.(5)

                           (p) Addendum No. 6 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Index and Bond Index Portfolios dated February 14, 1997.(6)

                           (q) Addendum No. 7 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Growth Equity and Small Cap Equity Index Portfolios dated November 21, 1997.(10)

                           (r) Form of Addendum No. 8 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to S shares.(12)

                           (s) Amendment No. 1 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated as of September 29, 1995.
                                    (1)

                           (t) Amendment No. 2 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated October 1, 1995.(2)

                           (u)      (1)     Administrative Services Plan (Trust
                                            Shares) and Form of Agreement.(8)

                                    (2)     Administrative Services Plan
                                            (Institutional Shares) and Form of
                                            Agreement.(8)

                           (v) Agreement and Plan of Reorganization between Registrant and Arrow Funds.(9)

                (10)       Opinion and consent of counsel.

                (11)       (a)      Consent of independent accountant.

                           (b)      Consent of Drinker Biddle & Reath LLP.

                (12)       None.

                (13)       (a)      Purchase Agreement between Registrant and
                                    Shearson/American Express Inc. dated
                                    November 23, 1982, is incorporated herein by reference to Exhibit (13) of Pre-Effective
                                    Amendment No. 1 to Registrant's Registration
                                    Statement on Form N-1, filed on November 24,
                                    1982.(13)

                           (b) Purchase Agreement between Registrant and The Winsbury Service Corporation dated April 1, 1994 is incorporated herein by reference to Exhibit (13)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.(13)

                           (c) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated as of February 28, 1995 are incorporated herein by reference to Exhibit (13)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.(13)

                           (d) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated as of July 7, 1995 are incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.(13)

----------------------------------------------

 1. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 2, 1996.


 2. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No.
         2-79285) on February 28, 1996.

 3. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File No.
         2-79285) on March 28, 1996.

 4. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No.
         2-79285) on October 8, 1996.

 5. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 30, 1997.

 6. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No.
         2-79285) on March 31, 1997.

 7. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No.
         2-79285) on May 28, 1997.

 8. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File No.
         2-79285) on June 18, 1997.

 9. Filed electronically as an Exhibit and incorporated herein by reference to Registrant's Registration Statement on Form N-14 (File No. 333-33423) on August 12, 1997.

10. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No.
         2-79285) on August 29, 1997.

11. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File No.
         2-79285) on January 29, 1998.

12. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File No.
         2-79285) on January 30, 1998.

13.      A copy of such Exhibit is filed electronically herein.



Item 25. Persons Controlled By or Under Common Control with Registrant
         -------------------------------------------------------------
         Not Applicable.

Item 26.          Number of Holders of Securities
                  --------------------------------
         As of March 5, 1998:
                                                                                                    Number of
                    Title of Class                                                               Record Holders
                    --------------                                                               --------------
Class A Common Stock (The ARCH
   Money Market Portfolio)...............................................................             166
Class A - Special Series 1 Common Stock
  (The ARCH Money Market
  Portfolio).............................................................................              48
Class A - Special Series 2 Common Stock
  (The ARCH Money Market Portfolio)......................................................               4
Class A - Special Series 3 Common Stock
  (The ARCH Money Market
  Portfolio).............................................................................              50
Class B Common Stock (The ARCH
  (Treasury Money Market
  Portfolio).............................................................................              12
Class B - Special Series 1 Common Stock
  (The ARCH Treasury Money Market
  Portfolio).............................................................................              25
Class B - Special Series 2 Common Stock
  (The ARCH Treasury Money Market
  Portfolio).............................................................................               2
Class C Common Stock (The ARCH
  Growth & Income Equity
  Portfolio).............................................................................            2681
Class C -Special Series 1 Common Stock
  (The ARCH Growth & Income Equity
  Portfolio).............................................................................              16
Class C -Special Series 2 Common Stock
  (The ARCH Growth & Income Equity
  Portfolio).............................................................................               7
Class C -Special Series 3 Common Stock
  (The ARCH Growth & Income Equity
  Portfolio).............................................................................             731
Class D Common Stock (The ARCH
  Government & Corporate Bond
  Portfolio).............................................................................             261
Class D - Special Series 1 Common Stock
  (The ARCH Government & Corporate Bond
  Portfolio).............................................................................               8
Class D - Special Series 2 Common Stock
  (The ARCH Government & Corporate Bond
  Portfolio).............................................................................               4
Class D - Special Series 3 Common Stock
  (The ARCH Government & Corporate Bond
  Portfolio).............................................................................              57
Class E Common Stock (The ARCH
  U.S. Government Securities
  Portfolio).............................................................................             220
Class E - Special Series 1 Common Stock
  (The ARCH U.S. Government Securities
  Portfolio).............................................................................               6
Class E - Special Series 2 Common Stock
  (The ARCH U.S. Government Securities
  Portfolio).............................................................................               4


                                                                                               Number of
              Title of Class                                                                Record Holders
              --------------                                                                --------------

Class E - Special Series 3 Common Stock
  (The ARCH U.S. Government Securities
  Portfolio).............................................................................         60
Class F Common Stock (The ARCH Small
  Cap Equity Portfolio)..................................................................       1528
Class F - Special Series 1 Common Stock
  (The ARCH Small Cap Equity
  Portfolio).............................................................................         23
Class F - Special Series 2 Common Stock
  (The ARCH Small Cap Equity
  Portfolio).............................................................................          4
Class F - Special Series 3 Common Stock
  (The ARCH Small Cap Equity
  Portfolio).............................................................................        287
Class G Common Stock (The ARCH Balanced
  Portfolio).............................................................................        363
Class G - Special Series 1 Common Stock
  Common Stock (The ARCH Balanced
  Portfolio).............................................................................          5
Class G - Special Series 2 Common Stock
  Stock (The ARCH Balanced
  Portfolio).............................................................................          4
Class G Common Stock - Special Series 3
  Common Stock (The ARCH Balanced
  Portfolio).............................................................................         72
Class H Common Stock (The ARCH
  International Equity
  Portfolio).............................................................................        472
Class H - Special Series 1 Common
  Stock - (The ARCH International Equity
  Portfolio).............................................................................          8
Class H - Special Series 2 Common Stock
  (The ARCH International Equity
  Portfolio).............................................................................          3
Class H - Special Series 3 Common Stock
  (The ARCH International Equity
  Portfolio).............................................................................        171
Class I Common Stock (The ARCH
  Short-Intermediate Municipal
  Portfolio).............................................................................          3
Class I - Special Series 1 Common Stock
  (The ARCH Short-Intermediate
   Municipal Portfolio)..................................................................          3
Class J Common Stock (The ARCH Tax-Exempt
   Money Market Portfolio)...............................................................         15
Class J - Special Series 1
  Common Stock (The ARCH Tax-Exempt Money
  Market Portfolio)......................................................................         25
Class K Common Stock (The ARCH Missouri
   Tax-Exempt Bond Portfolio)............................................................        712
Class K - Special Series 1
  Common Stock (The ARCH Missouri
  Tax-Exempt Bond Portfolio).............................................................          4
Class K - Special Series 2
  Common Stock (The ARCH Missouri
  Tax-Exempt Bond Portfolio).............................................................         67
Class L Common Stock (The ARCH Kansas
  Tax-Exempt Bond Portfolio).............................................................         --

                                                                                               Number of
              Title of Class                                                                Record Holders
              --------------                                                                --------------

Class L - Special Series 1
  Common Stock (The ARCH Kansas
  Tax-Exempt Bond Portfolio).............................................................         --
Class L - Special Series 2
  Common Stock (The ARCH Kansas
  Tax-Exempt Bond Portfolio).............................................................         --
Class M - Common Stock (The ARCH Equity
  Income Portfolio)......................................................................         25
Class M - Special Series 1
  Common Stock (The ARCH Equity Income Portfolio)........................................          4
Class M - Special Series 2
  Common Stock (The ARCH Equity Income Portfolio)........................................          1
Class M - Special Series 3
  Common Stock (The ARCH Equity Income Portfolio)........................................          9
Class N - Common Stock (The ARCH National
  Municipal Bond Portfolio)..............................................................         31
Class N - Special Series 1
  Common Stock (The ARCH National
  Municipal Bond Portfolio)..............................................................          9
Class N - Special Series 2
  Common Stock (The ARCH National
  Municipal Bond Portfolio)..............................................................         14
Class O - Common Stock (The ARCH Intermediate
  Corporate Bond Portfolio)..............................................................         11
Class O - Special Series 1
  Common Stock (The ARCH Intermediate
  Corporate Bond Portfolio)..............................................................          3
Class O - Special Series 2
  Common Stock (The ARCH Intermediate
  Corporate Bond Portfolio)..............................................................          2
Class P - Common Stock (The ARCH Equity
  Index Portfolio).......................................................................         36
Class P - Special Series 1
  Common Stock (The ARCH Equity Index
  Portfolio).............................................................................          3
Class P - Special Series 2
  Common Stock (The ARCH Equity Index
  Portfolio).............................................................................          2
Class Q - Common Stock (The ARCH Bond Index
  Portfolio).............................................................................         11
Class Q - Special Series 1
  Common Stock (The ARCH Bond Index Portfolio)...........................................          9
Class Q - Special Series 2
  Common Stock (The ARCH Bond Index Portfolio)...........................................          2
Class R - Common Stock (The ARCH Small Cap Equity Index
  Portfolio).............................................................................         --
Class R - Special Series 1
  (The ARCH Small Cap Equity Index Portfolio)............................................         --
Class R - Special Series 2
  (The ARCH Small Cap Equity Index Portfolio)............................................         --
Class S - Common Stock (The ARCH Growth Equity
  Portfolio).............................................................................        136
Class S - Special Series 1
  (The ARCH Growth Equity Portfolio).....................................................          4
Class S - Special Series 2
  (The ARCH Growth Equity Portfolio).....................................................          2
Class S - Special Series 3
  (The ARCH Growth Equity Portfolio).....................................................          2

Item 27.   Indemnification
           ---------------


         Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Section 7 of the Distribution Agreement, incorporated herein by reference as Exhibit
(6)(a), and Sections 24 and 18, respectively, of the Custody Agreement, incorporated herein by reference as Exhibit (8)(a) and the Transfer Agency Agreement incorporated herein by reference as Exhibit (9)(c). The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its directors, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.


         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.     Business and Other Connections of Investment Adviser
             ----------------------------------------------------

         A. Mercantile Bank National Association ("Mercantile") is a full-service national bank located in St. Louis, Missouri.
Mississippi Valley Advisors Inc. is a wholly-owned subsidiary of Mercantile and is responsible for providing advisory services to each of Registrant's investment portfolios.

         B. The information required by this Item 28 with respect to each Director and Officer of Mercantile and Mississippi Valley

Advisors Inc. is incorporated by reference to Form ADV and Schedules A and D filed by Mississippi Valley Advisors Inc. with the Securities and Exchange Commission pursuant to the Securities
Exchange Act of 1934 (File No. 801-28897).

         C. Clay Finlay Inc. is registered as an investment adviser with the Securities and Exchange Commission and provides sub- advisory services to the Registrant's International Equity Portfolio.

         D. The information required by this Item 28 with respect to each Director and Officer of Clay Finlay Inc. is included in Form ADV and Schedules A and D filed by Clay Finlay Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 801-17316).

Item 29.  Principal Underwriter
          ---------------------

         A. BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (formerly The Winsbury Company Limited Partnership) acts as distributor and its affiliate, BISYS Fund Services Ohio, Inc., acts as administrator for the Registrant. BISYS Fund Services also distributes the securities of American Performance Funds, AmSouth Mutual Funds, The BB&T Mutual Funds Group, The Coventry Group, First Choice Funds Trust, Fountain Square Funds, HSBC Family of Funds, The Infinity Mutual Funds, Inc., The Kent Funds, MarketWatch Funds, MMA Praxis Mutual Funds, M.S.D. & T. Funds, Inc., Pacific Capital Funds, Parkstone Group of Funds, The Parkstone Advantage Funds, Pegasus Funds, The Republic Funds, The Riverfront Funds, Inc., SBSF Funds, Inc. d/b/a Key Mutual Funds, The Sessions Group, Summit Investment Trust and The Victory Portfolios, each of which is a management investment company.

         B. To the best of Registrant's knowledge, the partners of BISYS Fund Services are as follows:

                                                     Positions and Offices
            Name and Principal                            with BISYS                        Positions and Offices
             Business Address                            Fund Services                         with Registrant
--------------------------------------------------------------------------------------------------------------------------
BISYS Fund Services, Inc.                    Sole General Partner                                   None
3435 Stelzer Road
Columbus, Ohio 43219-3035

WC Subsidiary Corporation                    Sole Limited Partner
3435 Stelzer Road                                                                                   None
Columbus, Ohio 43219-3035

         C.       None.

Item 30. Location of Accounts and Records
         --------------------------------

(1) Mercantile Bank National Association, One Mercantile Center, 8th and Locust Streets, St. Louis, MO 63101 (records relating to its functions as custodian).

(2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as distributor).

(3) Mississippi Valley Advisors Inc., 7th and Washington Streets, 21st Floor, St. Louis, MO 63101 (records relating to its functions as investment adviser).

(4) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as administrator).

(5) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as transfer agent and dividend disbursing agent).

(6) Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, PA 19107-3496 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

(7) Clay Finlay Inc. 200 Park Avenue, 56th Floor, New York, New York 10166 (records relating to its function as sub-adviser to the International Equity Portfolio).

(8) Bankers Trust Company, 16 Wall Street, New York, New York 10005 (records relating to its function as sub-custodian for the International Equity Portfolio).

Item 31.     Management Services
             -------------------

         Inapplicable.

Item 32.     Undertakings
             ------------

         (a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

         (b) Registrant hereby undertakes to file a post-effective amendment with respect to the ARCH Small Cap Equity Index Portfolio, using financial statements that need not be certified, within four to six months from the effective date of the Registration Statement pertaining to such Portfolio.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 44 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 44 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Louis and the State of Missouri, on the 30th day of March, 1998.


                                                     THE ARCH FUND, INC.
                                                     (Registrant)

                                                     /s/ Jerry V. Woodham
                                                     --------------------------
                                                     Jerry V. Woodham
                                                     President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:




    SIGNATURE                                   TITLE                                      DATE
    ---------                                   -----                                      ----
/s/ Jerry V. Woodham                        Chairman of the Board,                     March 30, 1998
--------------------                        Director and President
Jerry V. Woodham

/s/* James C. Jacobsen                      Director                                   March 30, 1998
----------------------
James C. Jacobsen

/s/* Joseph J. Hunt                         Director                                   March 30, 1998
-------------------
Joseph J. Hunt

/s/* Robert M. Cox, Jr.                     Director                                   March 30, 1998
-----------------------
Robert M. Cox, Jr.

/s/* Ronald D. Winney                       Director & Treasurer                       March 30, 1998
---------------------
Ronald D. Winney

/s/* Donald E. Brandt                       Director                                   March 30, 1998
---------------------
Donald E. Brandt

/s/* Patrick J. Moore                       Director                                   March 30, 1998
---------------------
Patrick J. Moore



*By: /s/ Jerry V. Woodham
    -----------------------------
     Jerry V. Woodham
     Attorney-in-fact

                             THE ARCH FUND(R), INC.


                                Power of Attorney

                  Donald E. Brandt, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ DONALD E. BRANDT
                                                     ---------------------------
                                                     Donald E. Brandt


Date:  January 30, 1998

                             THE ARCH FUND(R), INC.


                                Power of Attorney

                  Robert M. Cox, Jr., whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ ROBERT M. COX, JR.
                                                     ---------------------------
                                                     Robert M. Cox, Jr.


Date:  January 28, 1998

                             THE ARCH FUND(R), INC.


                                Power of Attorney

                  Patrick J. Moore, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ PATRICK J. MOORE
                                                     ---------------------------
                                                     Patrick J. Moore



Date:  January 30, 1998

                             THE ARCH FUND(R), INC.


                                Power of Attorney

                  Ronald D. Winney, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ RONALD D. WINNEY
                                                     ---------------------------
                                                     Ronald D. Winney



Date:  January 20, 1998

                             THE ARCH FUND(R), INC.


                                Power of Attorney

                  James C. Jacobsen, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ JAMES C. JACOBSEN
                                                     ---------------------------
                                                     James C. Jacobsen

Date:  January 20, 1998

                             THE ARCH FUND(R), INC.


                                Power of Attorney

                  Joseph J. Hunt, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ JOSEPH J. HUNT
                                                     ---------------------------
                                                     Joseph J. Hunt


Date:  January 20, 1998

                                  EXHIBIT INDEX


EXHIBIT NO.             DESCRIPTION                                     PAGE NO.
-----------             -----------                                     --------


(6)(a) Distribution Agreement between Registrant and the Winsbury Company Limited Partnership dated October 1, 1993.

(6)(b) Addendum No. 1 to Distribution Agreement between the Registrant and the Winsbury Company Partnership with respect to the ARCH International Equity Porfolio dated March 15, 1994.

(6)(c) Addendum No. 2 to Distribution Agreement between Registrant and the Winsbury Company Partnership with respect to Investor B shares of the non-money market Portfolios dated March 1, 1995.

(6)(d) Addendum No. 3 to Distribution Agreement between Registrant and the Winsbury Company Limited Partnership with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio.

(8)(a) Custodial Agreement between Registrant and Mercantile Bank of St, Louis, National Association Dated as of April 1, 1992.

(8)(b) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis, National Association dated April 1, 1995.

(8)(c) Custody fee Agreement between Registrant and Mercantile Bank of St. louis, National Association dated July 10, 1995.

(8)(h) Global Sub-Custodian Agreement among Bankers Trust Company of New York, Registrant and Mercantile Bank of St. Louis, National Association dated as of April 1, 1994.

(8)(i) Securities Lending Agreement dated August 4, 1994 to Custodian Agreement dated April 1, 1992 between Registrant and Mercantile Bank of St. Louis, National Association.

(9)(a) Administration Agreement between Registrant and the Winsbury Service Corporation dated October 1, 1993.

(9)(b) Addendum No. 1 to Administration Agreement between Registrant and the Winsbury Service Corporation with respect to the ARCH International Equity Portfolio dated March 15, 1994.

(9)(c) Addendum No. 2 to Administration Agreement between Registrant and BYSIS Fund Services Ohio, Inc. (formerly known as The Winsbury Services Corporation) with respect to Investor B Shares of the non-money market Portfolios dated as of March 1, 1995.

(9)(j) Transfer Agency Agreement between Registrant and The Winsbury Corporation dated October 1, 1993.

(9)(k) Addendum No. 1 to Transfer Agency Agreement between Registrant and The Winsbury Services Corporation with respect to the ARCH International Equity Portfolio dated March 15, 1994.

(9)(l) Addendum No. 2 to Transfer Agency Agreement between Registrant and BYSIS fund Services Ohio, Inc. (formerly known as The Winsbury Services Corproation) with respect to Investor B Shares of the non-money marketPorfolios dated as of March 1, 1995.

(9)(m) Addendum No. 3 to Transfer Agency Agreement between Registrant and BYSIS Fund Services Ohio, Inc. with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio.

(10)                    Opinion and consent of counsel.

(11)(a)                 Consent of independent accountant.

(11)(b)                 Consent of Drinker Biddle & Reath LLP.

(13)(a) Purchase Agreement between Registrant and Shearson/ American Express Inc. dated November 23, 1982.

(13)(b) Purchase Agreement between Registrant and The Winsbury Service Corporation dated April 1, 1994.

(13)(c) Purchase Agreements between Registrant and BYSIS Fund Services Ohio, Inc. dated as of February 28, 1995.

(13)(d) Purchase Agreements between Registrant and BYSIS Fund Services Ohio, Inc. dated as of July 7, 1995.

                (16)       (a)      Schedule of Computation of Performance
                                    Calculations for Investor A (formerly
                                    Investor) Shares and Trust Shares of the
                                    Money Market, Treasury Money Market,
                                    Government & Corporate Bond, Growth & Income
                                    Equity, U.S. Government Securities, Emerging
                                    Growth and Balanced Portfolio are
                                    incorporated herein by reference to Exhibit
                                    (16) of Post-Effective Amendment No. 24 to
                                    Registrant's Registration Statement on Form
                                    N-1A, filed on March 31, 1994.

                           (b) Schedule of Computation of Performance Calculations for Investor A (formerly Investor), Trust and Institutional Shares of the International Equity Portfolio is incorporated herein by reference to Exhibit
                                    (16)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

                           (c) Schedule of Computation of Performance Calculations for Institutional Shares of the Money Market, Treasury Money Market, Government & Corporate Bond, Growth & Income Equity, U.S. Government Securities, Emerging Growth, Balanced and International Equity Portfolios is incorporated herein by reference to Exhibit (16)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

                           (d) Schedule of Computation of Performance Calculations for Investor B Shares of the Government & Corporate Bond, Growth & Income Equity, U.S. Government Securities, Emerging Growth, Balanced and International Equity Portfolios is incorporated herein by reference to Exhibit (16)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

                           (m) Schedule of Computation of Performance Calculations for Trust and Investor A Shares of the Growth Equity Portfolio.

                           (n) Schedule of Computation of Performance Calculations for Investor B Shares of the International Equity Portfolio.

                           (o) Schedule of Computation of Performance Calculations for Investor B Shares of the Money Market Portfolio.


                (27)       Financial Data Schedules.